UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq. c/o TIAA-CREF 730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AMUSEMENT AND RECREATION SERVICES - 1.2%
566,135		Walt Disney Co	$17,833,253

		TOTAL AMUSEMENT AND RECREATION SERVICES	17,833,253

APPAREL AND ACCESSORY STORES - 1.3%
219,484	*	Collective Brands, Inc	3,467,847
86,456	*	Dress Barn, Inc	2,058,517
119,299	*	J Crew Group, Inc	4,391,396
68,401		Ross Stores, Inc	3,645,089
156,595		TJX Companies, Inc	6,569,161

		TOTAL APPAREL AND ACCESSORY STORES	20,132,010

APPAREL AND OTHER TEXTILE PRODUCTS - 0.3%
182,020	*	Hanesbrands, Inc	4,379,401

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,379,401

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.7%
397,402		Home Depot, Inc	11,155,074

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	11,155,074

BUSINESS SERVICES - 7.8%
426,864		Activision Blizzard, Inc	4,477,803
130,859	*	Adobe Systems, Inc	3,458,603
148,099	*	Akamai Technologies, Inc	6,008,376
94,261	*	Alliance Data Systems Corp	5,610,415
230,306	*	eBay, Inc	4,516,301
50,174	*	Google, Inc (Class A)	22,324,921
1,536,071		Microsoft Corp	35,344,994
339,369	*	Nuance Communications, Inc	5,073,567
708,208		Oracle Corp	15,198,144
496,592	*	Symantec Corp	6,892,697
119,815		Visa, Inc (Class A)	8,476,911

		TOTAL BUSINESS SERVICES	117,382,732

CHEMICALS AND ALLIED PRODUCTS - 13.3%
151,838		Abbott Laboratories	7,102,982
170,997	*	Amgen, Inc	8,994,442
61,109		Ashland, Inc	2,836,680
119,405		Avon Products, Inc	3,164,233
334,919		Biovail Corp	6,443,842
824,072	*	Biovitrum AB	3,903,653
623,767		Bristol-Myers Squibb Co	15,556,749
35,079		CF Industries Holdings, Inc	2,225,763
372,700		Du Pont (E.I.) de Nemours & Co	12,891,693

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

600,371	*	Ferro Corp	$4,424,734
264,719	*	Gilead Sciences, Inc	9,074,567
284,250	*	L’Occitane International SA	619,831
503,286		Merck & Co, Inc	17,599,911
483,138	*	Mylan Laboratories, Inc	8,232,672
268,308		Novartis AG. (ADR)	12,964,643
71,197		Perrigo Co	4,205,607
1,680,806		Pfizer, Inc	23,968,294
625,802		Procter & Gamble Co	37,535,603
200		Sherwin-Williams Co	13,838
312,676		Shire Ltd	6,414,311
95,896	*	United Therapeutics Corp	4,680,684
255,066	*	Watson Pharmaceuticals, Inc	10,348,028

		TOTAL CHEMICALS AND ALLIED PRODUCTS	203,202,760

COMMUNICATIONS - 3.2%
273,977	*	DIRECTV	9,293,300
299,567	*	MetroPCS Communications, Inc	2,453,454
987,844		Qwest Communications International, Inc	5,186,181
1,783,113	*	Sprint Nextel Corp	7,560,399
860,163		Verizon Communications, Inc	24,101,767

		TOTAL COMMUNICATIONS	48,595,101

DEPOSITORY INSTITUTIONS - 8.7%
1,627,780		Bank of America Corp	23,391,199
4,833,006	*	Citigroup, Inc	18,172,103
227,945		Comerica, Inc	8,395,214
534,059		Huntington Bancshares, Inc	2,958,687
644,007		JPMorgan Chase & Co	23,577,096
593,107		Marshall & Ilsley Corp	4,258,508
140,653		PNC Financial Services Group, Inc	7,946,895
651,274		US Bancorp	14,555,974
1,103,494		Wells Fargo & Co	28,249,446

		TOTAL DEPOSITORY INSTITUTIONS	131,505,122

EATING AND DRINKING PLACES - 1.3%
213,790	*	Cheesecake Factory	4,758,965
23,611	*	Chipotle Mexican Grill, Inc (Class A)	3,230,221
184,085		McDonald’s Corp	12,125,679

		TOTAL EATING AND DRINKING PLACES	20,114,865

ELECTRIC, GAS, AND SANITARY SERVICES - 4.3%
1,300		Allegheny Energy, Inc	26,884
176,632		Constellation Energy Group, Inc	5,696,382
76,807		Enterprise Products Partners LP	2,716,664
227,838		FPL Group, Inc	11,109,380
256,209		PG&E Corp	10,530,190
250,763		Public Service Enterprise Group, Inc	7,856,405
174,481		Questar Corp	7,937,141
167,432		Republic Services, Inc	4,977,753
82,345		Sempra Energy	3,852,923
157,400	*	Stericycle, Inc	10,322,292

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	65,026,014

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.9%
180,552	*	Apple Computer, Inc	$45,414,244
968,121	*	Cisco Systems, Inc	20,630,659
112,905	*	CommScope, Inc	2,683,752
564,399		Hewlett-Packard Co	24,427,188
906,148		Intel Corp	17,624,579
362,303	*	JDS Uniphase Corp	3,565,062
188,905		Koninklijke Philips Electronics NV (ADR)	5,636,925
684,787	*	Micron Technology, Inc	5,813,842
237,748	*	SanDisk Corp	10,002,058

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	135,798,309

ENGINEERING AND MANAGEMENT SERVICES - 0.6%
440,908		KBR, Inc	8,968,069

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,968,069

FABRICATED METAL PRODUCTS - 0.5%
145,842		Stanley Works	7,367,938

		TOTAL FABRICATED METAL PRODUCTS	7,367,938

FOOD AND KINDRED PRODUCTS - 5.9%
372,139		Coca-Cola Co	18,651,606
456,067	*	Dean Foods Co	4,592,595
162,491		Dr Pepper Snapple Group, Inc	6,075,538
241,000		General Mills, Inc	8,560,320
107,408		H.J. Heinz Co	4,642,174
188,849	*	Hansen Natural Corp	7,385,884
118,150		InBev NV	5,680,796
290,762		Kraft Foods, Inc (Class A)	8,141,336
208,267		PepsiCo, Inc	12,693,874
206,761	*	Smithfield Foods, Inc	3,080,739
351,165		Unilever plc	9,387,348

		TOTAL FOOD AND KINDRED PRODUCTS	88,892,210

FOOD STORES - 0.4%
158,943	*	Whole Foods Market, Inc	5,725,127

		TOTAL FOOD STORES	5,725,127

GENERAL MERCHANDISE STORES - 1.5%
158,048		Target Corp	7,771,220
308,286		Wal-Mart Stores, Inc	14,819,308

		TOTAL GENERAL MERCHANDISE STORES	22,590,528

HEALTH SERVICES - 1.6%
174,406	*	Express Scripts, Inc	8,200,570
171,184	*	Medco Health Solutions, Inc	9,428,814
153,570		Universal Health Services, Inc (Class B)	5,858,696

		TOTAL HEALTH SERVICES	23,488,080

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 0.1%
165,944		Kimco Realty Corp	$2,230,287

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,230,287

HOTELS AND OTHER LODGING PLACES - 0.2%
370,491	*	Orient-Express Hotels Ltd (Class A)	2,741,633

		TOTAL HOTELS AND OTHER LODGING PLACES	2,741,633

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.3%
170,299		3M Co	13,451,918
218,738	*	3PAR, Inc	2,036,451
65,697		Eaton Corp	4,299,212
457,295	*	EMC Corp	8,368,499
174,347		Emerson Electric Co	7,617,220
1,877,307		General Electric Co	27,070,766
211,228		International Business Machines Corp	26,082,433
118,564	*	Netezza Corp	1,621,956
198,803		Raytheon Co	9,620,077
144,217	*	Teradata Corp	4,395,734
298,541		Textron, Inc	5,066,241
288,211		Tyco International Ltd	10,153,674
760,087		Xerox Corp	6,111,099

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	125,895,280

INSTRUMENTS AND RELATED PRODUCTS - 2.2%
62,082	*	Edwards Lifesciences Corp	3,477,834
28,712	*	Intuitive Surgical, Inc	9,062,080
35,338	*	Itron, Inc	2,184,595
148,686	*	Life Technologies Corp	7,025,414
168,931	*	Sensata Technologies Holding BV	2,701,207
178,192	*	Thermo Electron Corp	8,740,318

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	33,191,448

INSURANCE CARRIERS - 3.5%
238,509		ACE Ltd	12,278,443
342,970		Cigna Corp	10,652,648
290,802		Lincoln National Corp	7,063,581
256,930		Prudential Financial, Inc	13,786,864
151,667		RenaissanceRe Holdings Ltd	8,534,302

		TOTAL INSURANCE CARRIERS	52,315,838

METAL MINING - 0.6%
154,345		Barrick Gold Corp	7,008,806
93,525		PAN American Silver Corp	2,364,312

		TOTAL METAL MINING	9,373,118

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.9%
232,512		Jarden Corp	6,247,597
346,633		Mattel, Inc	7,334,755

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	13,582,352

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS RETAIL - 0.7%
101,009	*	Amazon.com, Inc	$11,036,243

		TOTAL MISCELLANEOUS RETAIL	11,036,243

MOTION PICTURES - 1.6%
400,463	*	Discovery Communications, Inc (Class A)	14,300,534
309,236		Viacom, Inc (Class B)	9,700,733

		TOTAL MOTION PICTURES	24,001,267

NONDEPOSITORY INSTITUTIONS - 0.3%
283,505		Discover Financial Services	3,963,400

		TOTAL NONDEPOSITORY INSTITUTIONS	3,963,400

OIL AND GAS EXTRACTION - 3.2%
154,641	*	Cameron International Corp	5,028,925
429,537		Halliburton Co	10,545,133
211,696	*	Newfield Exploration Co	10,343,467
263,621		Occidental Petroleum Corp	20,338,360
125,839		Tullow Oil plc	1,871,894

		TOTAL OIL AND GAS EXTRACTION	48,127,779

PETROLEUM AND COAL PRODUCTS - 5.6%
345,815		Chevron Corp	23,467,006
843,376		Exxon Mobil Corp	48,131,468
208,876		Marathon Oil Corp	6,493,955
116,101		Walter Industries, Inc	7,064,746

		TOTAL PETROLEUM AND COAL PRODUCTS	85,157,175

PRIMARY METAL INDUSTRIES - 0.3%
48,986		Precision Castparts Corp	5,041,639

		TOTAL PRIMARY METAL INDUSTRIES	5,041,639

RAILROAD TRANSPORTATION - 0.8%
164,608		Union Pacific Corp	11,441,902

		TOTAL RAILROAD TRANSPORTATION	11,441,902

SECURITY AND COMMODITY BROKERS - 1.9%
15,967		CME Group, Inc	4,495,509
71,072		Goldman Sachs Group, Inc	9,329,621
181,338		Lazard Ltd (Class A)	4,843,538
412,169		Morgan Stanley	9,566,443

		TOTAL SECURITY AND COMMODITY BROKERS	28,235,111

TOBACCO PRODUCTS - 1.2%
98,704		Lorillard, Inc	7,104,714
256,764		Philip Morris International, Inc	11,770,062

		TOTAL TOBACCO PRODUCTS	18,874,776

TRANSPORTATION BY AIR - 0.7%
229,838	*	Continental Airlines, Inc (Class B)	5,056,436
934,093	*	JetBlue Airways Corp	5,128,171

		TOTAL TRANSPORTATION BY AIR	10,184,607

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

TRANSPORTATION EQUIPMENT - 3.5%
129,612	*	Autoliv, Inc	$6,201,934
140,999		Boeing Co	8,847,687
211,855		Goodrich Corp	14,035,394
59,633		Harsco Corp	1,401,376
376,428		Honeywell International, Inc	14,691,984
48,137		Magna International, Inc - Class A (NY)	3,175,117
90,357		TransDigm Group, Inc	4,610,918

		TOTAL TRANSPORTATION EQUIPMENT	52,964,410

TRUCKING AND WAREHOUSING - 1.4%
364,201		United Parcel Service, Inc (Class B)	20,719,395

		TOTAL TRUCKING AND WAREHOUSING	20,719,395

WHOLESALE TRADE-NONDURABLE GOODS - 0.2%
96,041	*	United Natural Foods, Inc	2,869,705

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,869,705

		TOTAL COMMON STOCKS	1,494,103,958

		(Cost $1,567,214,686)

		TOTAL INVESTMENTS - 98.7%	1,494,103,958
		(Cost $1,567,214,686)
		OTHER ASSETS & LIABILITIES, NET - 1.3%	19,428,370

		NET ASSETS - 100.0%	$1,513,532,328

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

BUSINESS SERVICES - 8.0%
2,238,036		Adecco S.A.	$106,769,518
1,270,520	*	Autonomy Corp plc	34,632,305
270,240		Mitsubishi UFJ Lease & Finance Co Ltd	9,115,816
1,106,919		Playtech Ltd	7,525,589

		TOTAL BUSINESS SERVICES	158,043,228

CHEMICALS AND ALLIED PRODUCTS - 18.9%
50,500		Eisai Co Ltd	1,675,633
88,775		Givaudan S.A.	75,399,499
2,022,598		Henkel KGaA (Preference)	98,764,899
28,900		Hisamitsu Pharmaceutical Co, Inc	1,146,336
148,900		Kao Corp	3,503,443
46,300		Kissei Pharmaceutical Co Ltd	974,136
4,306,000	*	L’Occitane International SA	9,389,600
3,501,303		Lanxess AG	147,374,774
672,776		Reckitt Benckiser Group plc	31,293,747
41,400		Tsumura & Co	1,267,596

		TOTAL CHEMICALS AND ALLIED PRODUCTS	370,789,663

COMMUNICATIONS - 0.3%
128,200		Nippon Telegraph & Telephone Corp	5,222,341

		TOTAL COMMUNICATIONS	5,222,341

DEPOSITORY INSTITUTIONS - 3.7%
937		Australia & New Zealand Banking Group Ltd	16,830
8,325,200		Bank Rakyat Indonesia	8,452,229
737,544		HDFC Bank Ltd	30,289,400
5,334,900		Mitsubishi UFJ Financial Group, Inc	24,224,204
112,000		Mitsui Trust Holdings, Inc	394,963
16,190		National Australia Bank Ltd	313,021
15,887		Societe Generale	653,733
287,000		Sumitomo Mitsui Financial Group, Inc	8,122,771
41,000		Suruga Bank Ltd	372,110

		TOTAL DEPOSITORY INSTITUTIONS	72,839,261

ELECTRIC, GAS, AND SANITARY SERVICES - 1.9%
1,733,624		Fortum Oyj	38,054,238

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	38,054,238

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.9%
6,470,072		Hon Hai Precision Industry Co, Ltd	22,678,712
80	*	Hoya Corp	1,702
63,600		Matsushita Electric Industrial Co Ltd	794,163

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

1,076,000		Mitsubishi Electric Corp	$8,398,084
1,300		Murata Manufacturing Co Ltd	61,994
11,700		Nidec Corp	979,490
15,700		Nitto Denko Corp	515,013
5,092,861		Smiths Group plc	81,082,586
99,800	*	Sony Corp	2,661,965

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	117,173,709

ENGINEERING AND MANAGEMENT SERVICES - 2.5%
767,289	a	Tecan Group AG	48,852,642

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	48,852,642

FOOD AND KINDRED PRODUCTS - 2.2%
784,925		InBev NV	37,740,151
202,000		Toyo Suisan Kaisha Ltd	4,821,248

		TOTAL FOOD AND KINDRED PRODUCTS	42,561,399

GENERAL MERCHANDISE STORES - 0.5%
225,600		Ryohin Keikaku Co Ltd	8,968,083

		TOTAL GENERAL MERCHANDISE STORES	8,968,083

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.0%
655,843		Saipem S.p.A.	19,975,798

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	19,975,798

HOLDING AND OTHER INVESTMENT OFFICES - 0.7%
168,142		Bellevue Group AG	5,584,714
13		Nomura Real Estate Office Fund, Inc	64,718
870,829		Westfield Group	8,849,156

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,498,588

HOTELS AND OTHER LODGING PLACES - 4.3%
57,800,200	*,f	Sands China Ltd	85,427,521

		TOTAL HOTELS AND OTHER LODGING PLACES	85,427,521

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.9%
2,774,466		Alfa Laval AB	36,030,161
112,220		Burckhardt Compression Holding AG	19,765,734
73,800		Canon, Inc	2,750,485
29,000		Daikin Industries Ltd	884,219
19,700	*	Fanuc Ltd	2,224,574
14,120		FUJIFILM Holdings Corp	408,060
110,880		Komatsu Ltd	1,996,519
4,263,000	*	NTN Corp	17,451,322
701,209		Rheinmetall AG	40,051,022
3,041,640		SKF AB (B Shares)	54,588,882
18,900		Sumitomo Heavy Industries Ltd	110,897

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	176,261,875

INSTRUMENTS AND RELATED PRODUCTS - 1.6%
249,092		Phonak Holding AG	30,567,946

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

11,200		Terumo Corp	$536,364

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	31,104,310

INSURANCE AGENTS, BROKERS AND SERVICE - 0.0%
25,300		Millea Holdings, Inc	665,133

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	665,133

INSURANCE CARRIERS - 0.0%
23,700		T&D Holdings, Inc	506,762

		TOTAL INSURANCE CARRIERS	506,762

METAL MINING - 1.6%
557,125	*	Anglo American plc	19,413,125
90,114		Rio Tinto Ltd	4,955,765
176,849		Rio Tinto plc	7,766,217

		TOTAL METAL MINING	32,135,107

MISCELLANEOUS RETAIL - 0.2%
146,700		Seven & I Holdings Co Ltd	3,361,085

		TOTAL MISCELLANEOUS RETAIL	3,361,085

NONDEPOSITORY INSTITUTIONS - 0.4%
111,066		ORIX Corp	8,046,150

		TOTAL NONDEPOSITORY INSTITUTIONS	8,046,150

OIL AND GAS EXTRACTION - 2.4%
13,117,000		CNOOC Ltd	22,294,663
1,623,575		Tullow Oil plc	24,151,177

		TOTAL OIL AND GAS EXTRACTION	46,445,840

PAPER AND ALLIED PRODUCTS - 2.3%
34,083,400		Nine Dragons Paper Holdings Ltd	45,917,871

		TOTAL PAPER AND ALLIED PRODUCTS	45,917,871

PETROLEUM AND COAL PRODUCTS - 0.1%
80,985		Royal Dutch Shell plc (A Shares)	2,043,743
3,678		Total S.A.	164,181

		TOTAL PETROLEUM AND COAL PRODUCTS	2,207,924

PRIMARY METAL INDUSTRIES - 0.1%
409,000		Sumitomo Metal Industries Ltd	924,765
61,000		Sumitomo Metal Mining Co Ltd	760,978

		TOTAL PRIMARY METAL INDUSTRIES	1,685,743

RAILROAD TRANSPORTATION - 0.1%
299		Central Japan Railway Co	2,468,797

		TOTAL RAILROAD TRANSPORTATION	2,468,797

REAL ESTATE - 0.0%
18		City Developments Ltd	142

		TOTAL REAL ESTATE	142

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 3.5%
642,365		Bayer AG	$35,896,258
184,200	*	NOK Corp	2,925,062
2,501,061		SSL International plc	30,119,333

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	68,940,653

SECURITY AND COMMODITY BROKERS - 10.2%
624,617		Credit Suisse Group	23,483,872
1,232,437		Deutsche Boerse AG	74,874,801
16,699,341		ICAP plc	100,091,230
251,900	*	Nomura Holdings, Inc	1,376,251

		TOTAL SECURITY AND COMMODITY BROKERS	199,826,154

TEXTILE MILL PRODUCTS - 1.3%
8,787,000		Teijin Ltd	26,088,242

		TOTAL TEXTILE MILL PRODUCTS	26,088,242

TOBACCO PRODUCTS - 3.1%
2,194,653		Imperial Tobacco Group plc	61,320,106

		TOTAL TOBACCO PRODUCTS	61,320,106

TRANSPORTATION EQUIPMENT - 2.6%
20,108,000		China South Locomotive and Rolling Stock Corp	13,746,446
52,660		Denso Corp	1,455,464
346,500		Honda Motor Co Ltd	10,177,690
1,971,600	*	Yamaha Motor Co Ltd	26,064,971

		TOTAL TRANSPORTATION EQUIPMENT	51,444,571

WATER TRANSPORTATION - 0.0%
134,000		Mitsui OSK Lines Ltd	885,963

		TOTAL WATER TRANSPORTATION	885,963

WHOLESALE TRADE-DURABLE GOODS - 10.0%
2,597,654		Assa Abloy AB (Class B)	51,921,696
27,115,000		Li & Fung Ltd	121,311,829
138,410		Mitsubishi Corp	2,863,485
150,000		Mitsui & Co Ltd	1,749,867
315,450		Sumitomo Corp	3,150,399
783,535	*	Wolseley plc	15,553,075

		TOTAL WHOLESALE TRADE-DURABLE GOODS	196,550,351

		TOTAL COMMON STOCKS	1,938,269,250

		(Cost $2,060,936,807)

		TOTAL INVESTMENTS - 98.3%	1,938,269,250
		(Cost $2,060,936,807)
		OTHER ASSETS & LIABILITIES, NET - 1.7%	34,145,064

		NET ASSETS - 100.0%	$1,972,414,314

*	Non-income producing.
a	Affiliated holding.
f	Restricted security.

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2010

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

FOREIGN

AUSTRALIA	$14,134,772	0.7%
BELGIUM	37,740,151	1.9
CHINA	81,958,980	4.2
FINLAND	38,054,238	2.0
FRANCE	817,914	0.0
GERMANY	396,961,754	20.5
HONG KONG	121,311,829	6.3
INDIA	30,289,400	1.6
INDONESIA	8,452,229	0.4
ITALY	19,975,798	1.0
JAPAN	203,119,313	10.5
LUXEMBOURG	9,389,600	0.5
MACAU	85,427,521	4.4
NETHERLANDS	2,043,743	0.1
SINGAPORE	142	0.0
SWEDEN	142,540,739	7.4
SWITZERLAND	310,423,925	16.0
TAIWAN	22,678,712	1.2
UNITED KINGDOM	412,948,490	21.3

TOTAL FOREIGN	1,938,269,250	100.0

TOTAL PORTFOLIO	$1,938,269,250	100.0%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.2%

AMUSEMENT AND RECREATION SERVICES - 1.9%
468,043		Walt Disney Co	$14,743,355

		TOTAL AMUSEMENT AND RECREATION SERVICES	14,743,355

APPAREL AND OTHER TEXTILE PRODUCTS - 0.8%
85,510		Polo Ralph Lauren Corp (Class A)	6,238,810

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	6,238,810

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.1%
423,235		Lowe’s Cos, Inc	8,642,459

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,642,459

BUSINESS SERVICES - 17.6%
353,858	*	Adobe Systems, Inc	9,352,467
146,634	*	Amadeus IT Holding S.A.	2,331,047
270,167	*	Autodesk, Inc	6,581,268
381,687	*	eBay, Inc	7,484,882
64,473	*	Google, Inc (Class A)	28,687,261
697,581	*	Intuit, Inc	24,254,891
292,294	*	Juniper Networks, Inc	6,670,149
925,202		Microsoft Corp	21,288,898
184,895	*	Nuance Communications, Inc	2,764,180
301,351		Omnicom Group, Inc	10,336,339
66,875	*	Salesforce.com, Inc	5,739,213
514,138	*	Yahoo!, Inc	7,110,529

		TOTAL BUSINESS SERVICES	132,601,124

CHEMICALS AND ALLIED PRODUCTS - 11.3%
352,117		Avon Products, Inc	9,331,101
437,788	*	Celgene Corp	22,248,387
32,544		CF Industries Holdings, Inc	2,064,917
311,068		Dow Chemical Co	7,378,533
63,285	*	Human Genome Sciences, Inc	1,434,038
167,135		Novartis AG. (ADR)	8,075,963
103,162		Novo Nordisk A.S. (ADR)	8,358,185
183,176		Shire plc (ADR)	11,243,343
149,476		Teva Pharmaceutical Industries Ltd (ADR)	7,771,257
198,885	*	Watson Pharmaceuticals, Inc	8,068,764

		TOTAL CHEMICALS AND ALLIED PRODUCTS	85,974,488

COMMUNICATIONS - 0.5%
823,782	*	Sprint Nextel Corp	3,492,836

		TOTAL COMMUNICATIONS	3,492,836

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 1.2%
345,704		Wells Fargo & Co	$8,850,022

		TOTAL DEPOSITORY INSTITUTIONS	8,850,022

EATING AND DRINKING PLACES - 2.0%
142,824		Darden Restaurants, Inc	5,548,712
240,705		Yum! Brands, Inc	9,397,124

		TOTAL EATING AND DRINKING PLACES	14,945,836

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 16.6%
267,592		Analog Devices, Inc	7,455,113
180,473	*	Apple Computer, Inc	45,394,373
1,525,663	*	Cisco Systems, Inc	32,511,878
68,580	*	First Solar, Inc	7,806,461
834,336		Intel Corp	16,227,835
240,496	*	NetApp, Inc	8,972,906
306,760		Xilinx, Inc	7,748,758

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	126,117,324

ENGINEERING AND MANAGEMENT SERVICES - 1.0%
199,120	*	Jacobs Engineering Group, Inc	7,255,933

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,255,933

FABRICATED METAL PRODUCTS - 0.8%
151,669		Illinois Tool Works, Inc	6,260,896

		TOTAL FABRICATED METAL PRODUCTS	6,260,896

FOOD AND KINDRED PRODUCTS - 3.3%
422,067		Dr Pepper Snapple Group, Inc	15,781,085
178,450		Mead Johnson Nutrition Co	8,943,914

		TOTAL FOOD AND KINDRED PRODUCTS	24,724,999

FURNITURE AND HOME FURNISHINGS STORES - 0.8%
172,147	*	Bed Bath & Beyond, Inc	6,383,211

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	6,383,211

GENERAL MERCHANDISE STORES - 1.5%
407,941	*	Dollar General Corp	11,238,775

		TOTAL GENERAL MERCHANDISE STORES	11,238,775

HEALTH SERVICES - 1.8%
297,093	*	Express Scripts, Inc	13,969,313

		TOTAL HEALTH SERVICES	13,969,313

HOTELS AND OTHER LODGING PLACES - 1.6%
246,428	*	Orient-Express Hotels Ltd (Class A)	1,823,567
253,364		Starwood Hotels & Resorts Worldwide, Inc	10,496,871

		TOTAL HOTELS AND OTHER LODGING PLACES	12,320,438

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.2%
159,805		Deere & Co	8,897,942

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

346,836		Emerson Electric Co	$15,153,265
565,517		Johnson Controls, Inc	15,195,442

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	39,246,649

INSTRUMENTS AND RELATED PRODUCTS - 13.1%
247,351	*	Agilent Technologies, Inc	7,032,189
147,378		Allergan, Inc	8,586,242
410,648		Danaher Corp	15,243,253
138,340	*	Edwards Lifesciences Corp	7,749,807
105,352	*	Illumina, Inc	4,585,973
35,780	*	Intuitive Surgical, Inc	11,292,884
316,061	*	Life Technologies Corp	14,933,882
106,232		Rockwell Collins, Inc	5,644,106
144,480		Roper Industries, Inc	8,085,101
156,783	*	Sensata Technologies Holding BV	2,506,960
275,754	*	Thermo Electron Corp	13,525,734

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	99,186,131

INSURANCE CARRIERS - 1.1%
187,522		Aflac, Inc	8,001,564

		TOTAL INSURANCE CARRIERS	8,001,564

LEATHER AND LEATHER PRODUCTS - 0.8%
156,261		Coach, Inc	5,711,340

		TOTAL LEATHER AND LEATHER PRODUCTS	5,711,340

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.8%
148,664		Hasbro, Inc	6,110,090

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	6,110,090

MISCELLANEOUS RETAIL - 1.6%
110,070	*	Amazon.com, Inc	12,026,248

		TOTAL MISCELLANEOUS RETAIL	12,026,248

MOTION PICTURES - 1.2%
254,389	*	Discovery Communications, Inc (Class A)	9,084,231

		TOTAL MOTION PICTURES	9,084,231

OIL AND GAS EXTRACTION - 4.5%
120,232	*	Concho Resources, Inc	6,652,437
106,489		Crescent Point Energy Corp	3,717,187
245,195		National Oilwell Varco, Inc	8,108,599
203,134		Occidental Petroleum Corp	15,671,787

		TOTAL OIL AND GAS EXTRACTION	34,150,010

PETROLEUM AND COAL PRODUCTS - 0.3%
34,724		Walter Industries, Inc	2,112,955

		TOTAL PETROLEUM AND COAL PRODUCTS	2,112,955

PRIMARY METAL INDUSTRIES - 1.0%
75,408		Precision Castparts Corp	7,760,991

		TOTAL PRIMARY METAL INDUSTRIES	7,760,991

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES	COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 1.4%
24,896	CME Group, Inc	$7,009,469
158,037	Morgan Stanley	3,668,039

	TOTAL SECURITY AND COMMODITY BROKERS	10,677,508

TRANSPORTATION EQUIPMENT - 2.4%
291,639	Boeing Co	18,300,347

	TOTAL TRANSPORTATION EQUIPMENT	18,300,347

TRUCKING AND WAREHOUSING - 1.0%
135,765	United Parcel Service, Inc (Class B)	7,723,671

	TOTAL TRUCKING AND WAREHOUSING	7,723,671

	TOTAL COMMON STOCKS	743,851,554

	(Cost $759,819,907)

	TOTAL INVESTMENTS - 98.2%	743,851,554
	(Cost $759,819,907)
	OTHER ASSETS & LIABILITIES, NET - 1.8%	13,686,795

	NET ASSETS - 100.0%	$757,538,349

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AMUSEMENT AND RECREATION SERVICES - 1.1%
257,692	*	Penn National Gaming, Inc	$5,952,685
263,611		Walt Disney Co	8,303,747

		TOTAL AMUSEMENT AND RECREATION SERVICES	14,256,432

APPAREL AND ACCESSORY STORES - 0.4%
104,429		Abercrombie & Fitch Co (Class A)	3,204,926
151,001	*	Talbots, Inc	1,556,820

		TOTAL APPAREL AND ACCESSORY STORES	4,761,746

APPAREL AND OTHER TEXTILE PRODUCTS - 0.0%
3,794	*	Liz Claiborne, Inc	16,011

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	16,011

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.6%
416,123		Lowe’s Cos, Inc	8,497,232

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,497,232

BUSINESS SERVICES - 2.6%
124,741	*	Alliance Data Systems Corp	7,424,584
116,640		DST Systems, Inc	4,215,370
613,141	*	eBay, Inc	12,023,695
263,345	*	Interpublic Group of Cos, Inc	1,877,650
224,346		Microsoft Corp	5,162,201
53,286		Playtech Ltd	362,274
319,036	*	Symantec Corp	4,428,220

		TOTAL BUSINESS SERVICES	35,493,994

CHEMICALS AND ALLIED PRODUCTS - 16.9%
205,262		Alberto-Culver Co	5,560,548
457,547	*	Amgen, Inc	24,066,972
1,396,146	*	Biovitrum AB	6,613,585
664,180		Bristol-Myers Squibb Co	16,564,649
55,992		CF Industries Holdings, Inc	3,552,692
43,645		Clorox Co	2,712,973
50,152		Cytec Industries, Inc	2,005,578
229,728		Dow Chemical Co	5,449,148
75,864		Du Pont (E.I.) de Nemours & Co	2,624,136
417,689	*	Ferro Corp	3,078,368
228,998	*	Georgia Gulf Corp	3,054,833
465,742		Huntsman Corp	4,037,983
119,908		Johnson & Johnson	7,081,766
52,506		Lonza Group AG	3,495,818
846,305		Merck & Co, Inc	29,595,286

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

169,720		Novartis AG. (ADR)	$8,200,870
2,176,832		Pfizer, Inc	31,041,624
685,622		Procter & Gamble Co	41,123,608
107,938		Shire plc (ADR)	6,625,234
109,673		Teva Pharmaceutical Industries Ltd (ADR)	5,701,899
327,647	*	Vanda Pharmaceuticals, Inc	2,165,747
276,861	*	Watson Pharmaceuticals, Inc	11,232,251
124,017	*	WR Grace & Co	2,609,318

		TOTAL CHEMICALS AND ALLIED PRODUCTS	228,194,886

COMMUNICATIONS - 7.8%
422,189	*	AOL, Inc	8,777,309
999,473		AT&T, Inc	24,177,252
286,902		CBS Corp (Class B)	3,709,643
589,278		Comcast Corp (Class A)	10,235,759
118,065		DISH Network Corp (Class A)	2,142,880
79,934	*	Liberty Media Corp - Starz	4,143,779
999,544	*	MetroPCS Communications, Inc	8,186,265
1,164,759		Qwest Communications International, Inc	6,114,985
2,417,540	*	Sprint Nextel Corp	10,250,370
2,294,168		Telecom Italia RSP	2,095,628
12,525		Time Warner Cable, Inc	652,302
917,726		Verizon Communications, Inc	25,714,682

		TOTAL COMMUNICATIONS	106,200,854

DEPOSITORY INSTITUTIONS - 14.1%
523,125		AMMB Holdings Berhad	801,740
506,741		Banco Bilbao Vizcaya Argentaria S.A.	5,220,910
2,118,503		Bank of America Corp	30,442,888
170,738		Bank of New York Mellon Corp	4,215,521
6,974,066	*	Citigroup, Inc	26,222,488
1,894,559		Huntington Bancshares, Inc	10,495,857
586,319		JPMorgan Chase & Co	21,465,139
843,852		Marshall & Ilsley Corp	6,058,857
352,459		State Street Corp	11,920,163
1,900,276		Synovus Financial Corp	4,826,701
287,921		TCF Financial Corp	4,782,368
1,105,752		US Bancorp	24,713,557
1,573,435		Wells Fargo & Co	40,279,937

		TOTAL DEPOSITORY INSTITUTIONS	191,446,126

EDUCATIONAL SERVICES - 0.3%
522,060		CAE, Inc	4,526,433

		TOTAL EDUCATIONAL SERVICES	4,526,433

ELECTRIC, GAS, AND SANITARY SERVICES - 5.7%
110,993		American Electric Power Co, Inc	3,585,074
559,411		Centerpoint Energy, Inc	7,361,849
70,972		Constellation Energy Group, Inc	2,288,847
358,914		El Paso Corp	3,987,535
22,249		Entergy Corp	1,593,473
150,798		Exelon Corp	5,725,800

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

37,962		FirstEnergy Corp	$1,337,401
191,956		FPL Group, Inc	9,359,775
70,723	*	Mirant Corp	746,835
153,490	*	NRG Energy, Inc	3,255,523
278,214		NV Energy, Inc	3,285,707
156,009		PG&E Corp	6,411,970
149,883		PPL Corp	3,739,581
264,556		Public Service Enterprise Group, Inc	8,288,539
56,432		Questar Corp	2,567,092
2,076,801	*	Reliant Energy, Inc	7,871,076
3,279		Southern Union Co	71,679
221,140		Williams Cos, Inc	4,042,439
59,292		Xcel Energy, Inc	1,222,008

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	76,742,203

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.3%
193,786		Broadcom Corp (Class A)	6,389,124
116,068	*	Ciena Corp	1,471,742
334,535	*	Cisco Systems, Inc	7,128,941
169,586		Hewlett-Packard Co	7,339,682
422,636		Intel Corp	8,220,269
160,359	*	JDS Uniphase Corp	1,577,933
150,037		Koninklijke Philips Electronics NV (ADR)	4,477,104
252,529	*	MEMC Electronic Materials, Inc	2,494,987
693,005	*	Motorola, Inc	4,518,393
13,750,045		Solomon Systech International Ltd	1,031,161

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	44,649,336

ENGINEERING AND MANAGEMENT SERVICES - 0.6%
397	*	Affymax, Inc	2,374
79,936	*	Jacobs Engineering Group, Inc	2,912,868
270,749		KBR, Inc	5,507,035

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,422,277

FOOD AND KINDRED PRODUCTS - 4.5%
342,658		Coca-Cola Co	17,174,019
454,775	*	Dean Foods Co	4,579,584
262,809		General Mills, Inc	9,334,976
833,736		Kraft Foods, Inc (Class A)	23,344,608
237,063		Unilever plc (ADR)	6,336,694

		TOTAL FOOD AND KINDRED PRODUCTS	60,769,881

FOOD STORES - 0.2%
143,521		Kroger Co	2,825,928

		TOTAL FOOD STORES	2,825,928

FORESTRY - 0.2%
74,311		Rayonier, Inc	3,271,170

		TOTAL FORESTRY	3,271,170

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FURNITURE AND FIXTURES - 0.2%
274,477		Masco Corp	$2,953,373

		TOTAL FURNITURE AND FIXTURES	2,953,373

GENERAL MERCHANDISE STORES - 0.6%
182,372		JC Penney Co, Inc	3,917,351
94,471		Target Corp	4,645,139

		TOTAL GENERAL MERCHANDISE STORES	8,562,490

HOLDING AND OTHER INVESTMENT OFFICES - 1.6%
10,028		Boston Properties, Inc	715,398
11		Cross Timbers Royalty Trust	382
381,092		Glimcher Realty Trust	2,278,930
520,339		Kimco Realty Corp	6,993,357
32,727		Plum Creek Timber Co, Inc	1,130,063
19,732		Regency Centers Corp	678,781
9,000		Simon Property Group, Inc	726,750
74,554		SL Green Realty Corp	4,103,452
175,821		Starwood Property Trust, Inc	2,980,166
19,873		Vornado Realty Trust	1,449,735

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	21,057,014

HOTELS AND OTHER LODGING PLACES - 0.3%
2,272,400	*	Wynn Macau Ltd	3,705,680

		TOTAL HOTELS AND OTHER LODGING PLACES	3,705,680

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.2%
6,629	*	Fortinet, Inc	108,981
2,465,352		General Electric Co	35,550,375
284,785		International Game Technology	4,471,125
132,549	*	Lexmark International, Inc (Class A)	4,378,093
115,483		Northrop Grumman Corp	6,286,895
129,674		SPX Corp	6,848,084
543,046		Textron, Inc	9,215,491
398,167	*	Verigy Ltd	3,460,071
1,641,028		Xerox Corp	13,193,865

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	83,512,980

INSTRUMENTS AND RELATED PRODUCTS - 2.7%
2,023,142	*	Boston Scientific Corp	11,734,224
120,740	*	Bruker BioSciences Corp	1,468,198
296,502		Danaher Corp	11,006,154
231,986	*	Hologic, Inc	3,231,565
193,616	*	Life Technologies Corp	9,148,356

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	36,588,497

INSURANCE CARRIERS - 6.7%
232,771		ACE Ltd	11,983,051
1,213	*	Aegon NV	6,405
42,353		Allstate Corp	1,216,802
157,984		Axis Capital Holdings Ltd	4,695,284
168,261		Lincoln National Corp	4,087,060

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

64,960		Max Capital Group Ltd	$1,219,949
335,723		Metlife, Inc	12,676,900
151,856	*	MGIC Investment Corp	1,046,288
61,610		PartnerRe Ltd	4,321,325
15,498	*	Primerica, Inc	332,277
202,810		Prudential Financial, Inc	10,882,785
70,223		RenaissanceRe Holdings Ltd	3,951,448
21,233		Transatlantic Holdings, Inc	1,018,335
200,476		Travelers Cos, Inc	9,873,443
663,073		UnitedHealth Group, Inc	18,831,273
99,000	*	WellPoint, Inc	4,844,070

		TOTAL INSURANCE CARRIERS	90,986,695

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.7%
46,599		Hasbro, Inc	1,915,219
291,079		Jarden Corp	7,821,293

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	9,736,512

MISCELLANEOUS RETAIL - 0.6%
262,166		CVS Corp	7,686,707

		TOTAL MISCELLANEOUS RETAIL	7,686,707

MOTION PICTURES - 0.7%
377,062		News Corp (Class A)	4,509,662
80,022		Time Warner, Inc	2,313,436
103,682		Viacom, Inc (Class B)	3,252,504

		TOTAL MOTION PICTURES	10,075,602

NONDEPOSITORY INSTITUTIONS - 1.2%
1,296,287		Chimera Investment Corp	4,679,596
319,706		Discover Financial Services	4,469,490
245,951	*	Utilities Select Sector SPDR F	6,950,575

		TOTAL NONDEPOSITORY INSTITUTIONS	16,099,661

OIL AND GAS EXTRACTION - 5.9%
146,945		Anadarko Petroleum Corp	5,303,245
82,664		Apache Corp	6,959,482
90,314		Cabot Oil & Gas Corp	2,828,634
24,500		Chesapeake Energy Corp	513,275
532,438	*	Cobalt International Energy, Inc	3,966,663
70,821	*	Concho Resources, Inc	3,918,526
181,841	*,m	Crescent Point Energy Corp	6,347,482
146,250	*	Denbury Resources, Inc	2,141,100
43,756		Devon Energy Corp	2,665,616
179,244		Ensco International plc (ADR)	7,040,704
162,726	*	Nabors Industries Ltd	2,867,232
95,684		National Oilwell Varco, Inc	3,164,270
264,848		Occidental Petroleum Corp	20,433,023
1,914	*	Plains Exploration & Production Co	39,448
915,820	*	Weatherford International Ltd	12,033,875

		TOTAL OIL AND GAS EXTRACTION	80,222,575

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 0.7%
84	*	Smurfit-Stone Container Enterprises, Inc	$2,069
325,776		Sonoco Products Co	9,929,652

		TOTAL PAPER AND ALLIED PRODUCTS	9,931,721

PETROLEUM AND COAL PRODUCTS - 4.1%
337,255		Chevron Corp	22,886,123
54,792		Exxon Mobil Corp	3,126,997
477,985		Marathon Oil Corp	14,860,554
219,338		Walter Industries, Inc	13,346,717
190,151	*	Western Refining, Inc	956,460

		TOTAL PETROLEUM AND COAL PRODUCTS	55,176,851

PIPELINES, EXCEPT NATURAL GAS - 0.0%
9,767		Spectra Energy Corp	196,024

		TOTAL PIPELINES, EXCEPT NATURAL GAS	196,024

PRIMARY METAL INDUSTRIES - 0.2%
64,717		Schnitzer Steel Industries, Inc (Class A)	2,536,906

		TOTAL PRIMARY METAL INDUSTRIES	2,536,906

REAL ESTATE - 0.0%
1,326,087	*	Unitech Corporate Parks plc	510,781

		TOTAL REAL ESTATE	510,781

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.3%
340,014		SSL International plc	4,094,660

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	4,094,660

SECURITY AND COMMODITY BROKERS - 3.0%
5,365		CME Group, Inc	1,510,516
432,423	*	E*Trade Financial Corp	5,111,240
128,756		Goldman Sachs Group, Inc	16,901,799
274,988		Legg Mason, Inc	7,707,914
388,861		Morgan Stanley	9,025,464

		TOTAL SECURITY AND COMMODITY BROKERS	40,256,933

STONE, CLAY, AND GLASS PRODUCTS - 0.2%
140,515		Corning, Inc	2,269,317

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,269,317

TOBACCO PRODUCTS - 0.8%
574,879		Altria Group, Inc	11,520,575

		TOTAL TOBACCO PRODUCTS	11,520,575

TRANSPORTATION BY AIR - 0.7%
210,546	*	Continental Airlines, Inc (Class B)	4,632,012
450,988	*	Delta Air Lines, Inc	5,299,109

		TOTAL TRANSPORTATION BY AIR	9,931,121

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TRANSPORTATION EQUIPMENT - 3.5%
1,176,918	*	American Axle & Manufacturing Holdings, Inc	$8,626,809
129,039		Boeing Co	8,097,197
75,594		Goodrich Corp	5,008,103
239,927		Harsco Corp	5,638,285
253,359		Honeywell International, Inc	9,888,601
120,448		Magna International, Inc - Class A (NY)	7,944,750
33,462		Paccar, Inc	1,334,130
46,124	*	Tesla Motors, Inc	1,099,135

		TOTAL TRANSPORTATION EQUIPMENT	47,637,010

TRANSPORTATION SERVICES - 0.5%
508,539		UTI Worldwide, Inc	6,295,713

		TOTAL TRANSPORTATION SERVICES	6,295,713

TRUCKING AND WAREHOUSING - 0.3%
139,600		Con-way, Inc	4,190,792

		TOTAL TRUCKING AND WAREHOUSING	4,190,792

		TOTAL COMMON STOCKS	1,355,810,699

		(Cost $1,535,374,087)

		TOTAL INVESTMENTS - 100.0%	1,355,810,699
		(Cost $1,535,374,087)
		OTHER ASSETS & LIABILITIES, NET - 0.0%	403,839

		NET ASSETS - 100.0%	$1,356,214,538

Abbreviation(s):
ADR - American Depositary Receipt
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

APPAREL AND ACCESSORY STORES - 1.8%
76,144	*	Kohl’s Corp	$3,616,840
148,343		Nordstrom, Inc	4,775,161
117,468		Ross Stores, Inc	6,259,870

		TOTAL APPAREL AND ACCESSORY STORES	14,651,871

APPAREL AND OTHER TEXTILE PRODUCTS - 2.3%
107,038		Guess ?, Inc	3,343,867
300,191	*	Hanesbrands, Inc	7,222,595
109,822		Polo Ralph Lauren Corp (Class A)	8,012,614

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	18,579,076

AUTO REPAIR, SERVICES AND PARKING - 0.8%
167,802		Monro Muffler, Inc	6,633,213

		TOTAL AUTO REPAIR, SERVICES AND PARKING	6,633,213

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.9%
155,438	*	O’Reilly Automotive, Inc	7,392,631

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	7,392,631

BUSINESS SERVICES - 11.8%
296,874		Activision Blizzard, Inc	3,114,208
111,739	*	Alliance Data Systems Corp	6,650,705
109,604	*	Amdocs Ltd	2,942,867
228,261	*	ArcSight, Inc	5,110,764
248,957	*	Autodesk, Inc	6,064,593
120,231	*	Autonomy Corp plc	3,277,301
276,012		Aveva Group plc	4,632,118
277,248	*	Cavium Networks, Inc	7,261,125
531,136	*	Cogent, Inc	4,785,535
42,938	*	IHS, Inc (Class A)	2,508,438
690,000	*	Interpublic Group of Cos, Inc	4,919,700
109,972	*	Lamar Advertising Co (Class A)	2,696,513
152,525		Moody’s Corp	3,038,298
562,319	*	Nuance Communications, Inc	8,406,669
68,788	*	OpenTable, Inc	2,852,638
50,165	*	Portfolio Recovery Associates, Inc	3,350,019
404,157	*	Rackspace Hosting, Inc	7,412,239
377,349	*	SolarWinds, Inc	6,052,678
361,696	*	SuccessFactors, Inc	7,519,660
29,269	*	VMware, Inc (Class A)	1,831,947

		TOTAL BUSINESS SERVICES	94,428,015

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

CHEMICALS AND ALLIED PRODUCTS - 7.6%
86,596		Ashland, Inc	$4,019,786
100,359		CF Industries Holdings, Inc	6,367,779
160,528	*	Dendreon Corp	5,189,870
204,994		Ecolab, Inc	9,206,280
126,725	*	Hospira, Inc	7,280,351
198,497	*	Human Genome Sciences, Inc	4,497,942
61,200	*	Inverness Medical Innovations, Inc	1,631,592
89,206	*	NBTY, Inc	3,033,896
260,399	*	Solutia, Inc	3,411,227
50,000	*	Ulta Salon Cosmetics & Fragrance, Inc	1,183,000
230,388	*	Vanda Pharmaceuticals, Inc	1,522,865
194,536	*	Vertex Pharmaceuticals, Inc	6,400,234
159,663	*	Watson Pharmaceuticals, Inc	6,477,528

		TOTAL CHEMICALS AND ALLIED PRODUCTS	60,222,350

COMMUNICATIONS - 2.9%
433,962	*	Aruba Networks, Inc	6,179,619
136,335	*	DigitalGlobe, Inc	3,585,611
285,372	*	Liberty Media Holding Corp (Interactive A)	2,996,406
229,332	*	Neutral Tandem, Inc	2,579,985
229,242	*	SBA Communications Corp (Class A)	7,796,520

		TOTAL COMMUNICATIONS	23,138,141

DEPOSITORY INSTITUTIONS - 0.9%
606,266		Huntington Bancshares, Inc	3,358,714
264,005		Western Union Co	3,936,314

		TOTAL DEPOSITORY INSTITUTIONS	7,295,028

EATING AND DRINKING PLACES - 0.6%
116,531		Darden Restaurants, Inc	4,527,229

		TOTAL EATING AND DRINKING PLACES	4,527,229

EDUCATIONAL SERVICES - 0.5%
90,935	*	Apollo Group, Inc (Class A)	3,862,009

		TOTAL EDUCATIONAL SERVICES	3,862,009

ELECTRIC, GAS, AND SANITARY SERVICES - 2.3%
68,984	*	Clean Harbors, Inc	4,581,227
210,648		Republic Services, Inc	6,262,565
114,863	*	Stericycle, Inc	7,532,716

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	18,376,508

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.5%
283,412		Analog Devices, Inc	7,895,858
193,032	*	Avago Technologies Ltd	4,065,254
143,193	*	Cree, Inc	8,595,876
73,580	*	First Solar, Inc	8,375,611
271,477	*	Marvell Technology Group Ltd	4,278,478
237,300		Plantronics, Inc	6,786,780
390,193	*	Zoran Corp	3,722,441

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	43,720,298

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 1.5%
165,370	*	Jacobs Engineering Group, Inc	$6,026,083
192,873		KBR, Inc	3,923,037
105,512	*	Tetra Tech, Inc	2,069,090

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	12,018,210

FABRICATED METAL PRODUCTS - 0.5%
96,664		Aptargroup, Inc	3,655,832

		TOTAL FABRICATED METAL PRODUCTS	3,655,832

FOOD AND KINDRED PRODUCTS - 2.2%
328,185	*	Dean Foods Co	3,304,823
245,115		Dr Pepper Snapple Group, Inc	9,164,849
50,362	*	Hansen Natural Corp	1,969,658
195,373	*	Smithfield Foods, Inc	2,911,058

		TOTAL FOOD AND KINDRED PRODUCTS	17,350,388

FURNITURE AND FIXTURES - 0.5%
117,500	*	Kinetic Concepts, Inc	4,289,925

		TOTAL FURNITURE AND FIXTURES	4,289,925

GENERAL BUILDING CONTRACTORS - 0.2%
2,965	*	NVR, Inc	1,942,164

		TOTAL GENERAL BUILDING CONTRACTORS	1,942,164

GENERAL MERCHANDISE STORES - 0.4%
101,358	*	Big Lots, Inc	3,252,578

		TOTAL GENERAL MERCHANDISE STORES	3,252,578

HEALTH SERVICES - 1.2%
110,021	*	Amedisys, Inc	4,837,623
141,492		AmerisourceBergen Corp	4,492,371

		TOTAL HEALTH SERVICES	9,329,994

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.5%
117,786		Saipem S.p.A.	3,587,550

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,587,550

HOLDING AND OTHER INVESTMENT OFFICES - 4.3%
102,214	*	Affiliated Managers Group, Inc	6,211,545
196,967	*	Financial Engines, Inc	2,678,751
433,691		iShares Russell Midcap Growth Index Fund	18,952,297
71,368		Public Storage, Inc	6,273,961

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	34,116,554

HOTELS AND OTHER LODGING PLACES - 1.1%
208,205		Starwood Hotels & Resorts Worldwide, Inc	8,625,933

		TOTAL HOTELS AND OTHER LODGING PLACES	8,625,933

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.1%
20,828		Flowserve Corp	$1,766,214
548,077		International Game Technology	8,604,810
86,985		ITT Industries, Inc	3,907,366
148,390		Joy Global, Inc	7,432,855
100,888	*	Middleby Corp	5,366,233
553,137	*	Netezza Corp	7,566,914
288,586		Timken Co	7,500,350
324,868	*	VeriFone Holdings, Inc	6,149,751

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	48,294,493

INSTRUMENTS AND RELATED PRODUCTS - 9.3%
137,556	*	Edwards Lifesciences Corp	7,705,886
251,932	*	Flir Systems, Inc	7,328,702
144,290	*	Illumina, Inc	6,280,944
31,246	*	Intuitive Surgical, Inc	9,861,862
102,467	*	Itron, Inc	6,334,510
195,829	*	Life Technologies Corp	9,252,919
79,535	*	Resmed, Inc	4,836,523
328,549	*	Sensata Technologies Holding BV	5,253,499
202,265	*	Sirona Dental Systems, Inc	7,046,913
138,016	*	Thoratec Corp	5,897,424
127,127	*	Veeco Instruments, Inc	4,357,914

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	74,157,096

INSURANCE AGENTS, BROKERS AND SERVICE - 0.3%
83,174	*	Verisk Analytics, Inc	2,486,903

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,486,903

INSURANCE CARRIERS - 0.9%
148,588	*	Humana, Inc	6,786,014

		TOTAL INSURANCE CARRIERS	6,786,014

LEATHER AND LEATHER PRODUCTS - 1.4%
225,997		Coach, Inc	8,260,190
215,902	*	Iconix Brand Group, Inc	3,102,512

		TOTAL LEATHER AND LEATHER PRODUCTS	11,362,702

LOCAL AND INTERURBAN PASSENGER TRANSIT - 1.2%
187,255	*	Emergency Medical Services Corp (Class A)	9,181,113

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	9,181,113

METAL MINING - 1.1%
116,416		Barrick Gold Corp	5,286,451
61,923		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,661,507

		TOTAL METAL MINING	8,947,958

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.0%
207,627		Hasbro, Inc	8,533,470
261,316		Jarden Corp	7,021,561

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	15,555,031

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS RETAIL - 1.3%
195,207	*	Dick’s Sporting Goods, Inc	$4,858,702
29,710	*	Priceline.com, Inc	5,245,004

		TOTAL MISCELLANEOUS RETAIL	10,103,706

MOTION PICTURES - 1.4%
192,380	*	Discovery Communications, Inc (Class C)	5,950,313
141,936	*	Rovi Corp	5,380,794

		TOTAL MOTION PICTURES	11,331,107

NONDEPOSITORY INSTITUTIONS - 1.4%
394,881		CapitalSource, Inc	1,879,634
280,144	*	Higher One Holdings, Inc	4,062,088
160,035		Lender Processing Services, Inc	5,010,695
200,000	*,m	MBF Healthcare Acquisition Corp	0

		TOTAL NONDEPOSITORY INSTITUTIONS	10,952,417

OIL AND GAS EXTRACTION - 5.2%
295,732	*	Cobalt International Energy, Inc	2,203,203
147,134	*	Concho Resources, Inc	8,140,924
193,469		Crescent Point Energy Corp	6,753,377
30,443	*,m	Crescent Point Energy Corp	1,062,667
492,048	*	Denbury Resources, Inc	7,203,583
55,469	*	Northern Oil And Gas, Inc	712,222
177,884		Smith International, Inc	6,697,333
85,545	*	Southwestern Energy Co	3,305,459
369,927		Tullow Oil plc	5,502,778

		TOTAL OIL AND GAS EXTRACTION	41,581,546

PAPER AND ALLIED PRODUCTS - 0.6%
90,516		Schweitzer-Mauduit International, Inc	4,566,532

		TOTAL PAPER AND ALLIED PRODUCTS	4,566,532

PERSONAL SERVICES - 0.6%
606,728	*	Sally Beauty Holdings, Inc	4,975,170

		TOTAL PERSONAL SERVICES	4,975,170

PETROLEUM AND COAL PRODUCTS - 1.0%
136,976		Walter Industries, Inc	8,334,990

		TOTAL PETROLEUM AND COAL PRODUCTS	8,334,990

PRINTING AND PUBLISHING - 0.8%
139,392	*	VistaPrint Ltd	6,619,726

		TOTAL PRINTING AND PUBLISHING	6,619,726

REAL ESTATE - 0.3%
193,312	*	Forest City Enterprises, Inc (Class A)	2,188,292

		TOTAL REAL ESTATE	2,188,292

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.9%
172,009		Tupperware Corp	6,854,559

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,854,559

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 1.7%
88,214		Lazard Ltd (Class A)	$2,356,196
252,355		T Rowe Price Group, Inc	11,202,038

		TOTAL SECURITY AND COMMODITY BROKERS	13,558,234

SPECIAL TRADE CONTRACTORS - 0.9%
344,607	*	Quanta Services, Inc	7,116,135

		TOTAL SPECIAL TRADE CONTRACTORS	7,116,135

TOBACCO PRODUCTS - 0.9%
104,004		Lorillard, Inc	7,486,208

		TOTAL TOBACCO PRODUCTS	7,486,208

TRANSPORTATION BY AIR - 2.2%
210,332	*	Air Methods Corp	6,257,377
108,491	*	Atlas Air Worldwide Holdings, Inc	5,153,323
306,592	*	UAL Corp	6,303,531

		TOTAL TRANSPORTATION BY AIR	17,714,231

TRANSPORTATION EQUIPMENT - 2.9%
105,649	*	Autoliv, Inc	5,055,305
111,976		Goodrich Corp	7,418,410
131,781		TransDigm Group, Inc	6,724,784
205,280		Trinity Industries, Inc	3,637,562

		TOTAL TRANSPORTATION EQUIPMENT	22,836,061

WHOLESALE TRADE-DURABLE GOODS - 3.3%
237,334	*	Emdeon, Inc	2,973,795
458,071	*	LKQ Corp	8,831,609
249,796	*	MedAssets, Inc	5,765,292
239,710		Solera Holdings, Inc	8,677,502

		TOTAL WHOLESALE TRADE-DURABLE GOODS	26,248,198

WHOLESALE TRADE-NONDURABLE GOODS - 1.7%
99,043		Airgas, Inc	6,160,475
113,880	*	Green Mountain Coffee Roasters, Inc	2,926,716
97,541		Herbalife Ltd	4,491,763

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	13,578,954

		TOTAL COMMON STOCKS	793,812,873

		(Cost $783,189,663)

		TOTAL INVESTMENTS - 99.7%	793,812,873
		(Cost $783,189,663)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	2,441,010

		NET ASSETS - 100.0%	$796,253,883

	*	Non-income producing.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.2%
660,000	*	Pilgrim’s Pride Corp	$4,336,200

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	4,336,200

AMUSEMENT AND RECREATION SERVICES - 0.1%
105,000	*	Penn National Gaming, Inc	2,425,500

		TOTAL AMUSEMENT AND RECREATION SERVICES	2,425,500

APPAREL AND ACCESSORY STORES - 2.7%
247,000	*	Children’s Place Retail Stores, Inc	10,872,940
460,000		Foot Locker, Inc	5,805,200
325,000		Gap, Inc	6,324,500
565,000		Limited Brands, Inc	12,469,550
207,000		Nordstrom, Inc	6,663,330
130,000		TJX Companies, Inc	5,453,500

		TOTAL APPAREL AND ACCESSORY STORES	47,589,020

APPAREL AND OTHER TEXTILE PRODUCTS - 0.3%
78,000		VF Corp	5,552,040

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,552,040

BUSINESS SERVICES - 2.0%
114,000	*	Alliance Data Systems Corp	6,785,280
110,000	*	CACI International, Inc (Class A)	4,672,800
253,655		Computer Sciences Corp	11,477,889
355,610		Earthlink, Inc	2,830,656
1,200,000	*	Interpublic Group of Cos, Inc	8,556,000
65,559	*	Juniper Networks, Inc	1,496,056

		TOTAL BUSINESS SERVICES	35,818,681

CHEMICALS AND ALLIED PRODUCTS - 6.3%
37,000		Agrium, Inc	1,810,780
100,000		Alberto-Culver Co	2,709,000
292,000		Ashland, Inc	13,554,640
750,000	*	Biovitrum AB	3,552,772
54,000		CF Industries Holdings, Inc	3,426,300
72,000		Clorox Co	4,475,520
185,000		Cytec Industries, Inc	7,398,150
690,000	*	Ferro Corp	5,085,300
62,533		FMC Corp	3,591,270
320,000	*	Forest Laboratories, Inc	8,777,600
370,000	*	Georgia Gulf Corp	4,935,800
45,000		Lonza Group AG	2,996,073
195,000	*	Mylan Laboratories, Inc	3,322,800

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

150,000	*	Pactiv Corp	$4,177,500
98,000		PPG Industries, Inc	5,920,180
201,000		Shire plc (ADR)	12,337,380
170,000	*	Solutia, Inc	2,227,000
130,000	*	Theravance, Inc	1,634,100
330,000	*	Vanda Pharmaceuticals, Inc	2,181,300
220,000	*	Watson Pharmaceuticals, Inc	8,925,400
345,000	*	WR Grace & Co	7,258,800

		TOTAL CHEMICALS AND ALLIED PRODUCTS	110,297,665

COAL MINING - 0.8%
1,360,000		MacArthur Coal Ltd	13,590,997

		TOTAL COAL MINING	13,590,997

COMMUNICATIONS - 5.8%
90,000	*	AOL, Inc	1,871,100
370,000		Cablevision Systems Corp (Class A)	8,883,700
990,000		CBS Corp (Class B)	12,800,700
448,000		CenturyTel, Inc	14,922,880
690,000		DISH Network Corp (Class A)	12,523,500
587,204		Frontier Communications Corp	4,175,020
270,000	*	IAC/InterActiveCorp	5,931,900
325,000	*	Liberty Global, Inc (Class A)	8,446,750
470,000	*	Liberty Media Holding Corp (Interactive A)	4,935,000
100,000	*	NII Holdings, Inc (Class B)	3,252,000
2,725,000		Qwest Communications International, Inc	14,306,250
2,330,000	*	Sprint Nextel Corp	9,879,200

		TOTAL COMMUNICATIONS	101,928,000

DEPOSITORY INSTITUTIONS - 6.6%
255,000		Associated Banc-Corp	3,126,300
145,000		BB&T Corp	3,814,950
345,000		Comerica, Inc	12,706,350
67,261		Cullen/Frost Bankers, Inc	3,457,215
380,000		Fifth Third Bancorp	4,670,200
405,158	*	First Horizon National Corp	4,639,064
520,000		Hudson City Bancorp, Inc	6,364,800
2,580,000		Huntington Bancshares, Inc	14,293,200
40,000		M&T Bank Corp	3,398,000
1,030,000		Marshall & Ilsley Corp	7,395,400
57,000		Northern Trust Corp	2,661,900
750,000		Regions Financial Corp	4,935,000
500,000		SunTrust Banks, Inc	11,650,000
2,870,000		Synovus Financial Corp	7,289,800
705,000		TCF Financial Corp	11,710,050
290,000		TFS Financial Corp	3,598,900
245,000		US Bancorp	5,475,750
188,895		Valley National Bancorp	2,572,750
195,000		Western Union Co	2,907,450

		TOTAL DEPOSITORY INSTITUTIONS	116,667,079

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 0.4%
193,000		Darden Restaurants, Inc	$7,498,050

		TOTAL EATING AND DRINKING PLACES	7,498,050

ELECTRIC, GAS, AND SANITARY SERVICES - 12.5%
335,000		Allegheny Energy, Inc	6,927,800
195,000		American Electric Power Co, Inc	6,298,500
239,516		American Water Works Co, Inc	4,934,030
750,000		Centerpoint Energy, Inc	9,870,000
500,000		CMS Energy Corp	7,325,000
350,000		Constellation Energy Group, Inc	11,287,500
200,000		DTE Energy Co	9,122,000
330,000		Edison International	10,467,600
565,000		El Paso Corp	6,277,150
78,000		Energen Corp	3,457,740
87,000		Entergy Corp	6,230,940
80,000		FPL Group, Inc	3,900,800
235,000		Northeast Utilities	5,987,800
380,000		NorthWestern Corp	9,956,000
300,000	*	NRG Energy, Inc	6,363,000
450,000		NV Energy, Inc	5,314,500
285,000		PG&E Corp	11,713,500
455,000		PPL Corp	11,352,250
360,000		Progress Energy, Inc	14,119,200
345,000		Public Service Enterprise Group, Inc	10,808,850
186,590		Questar Corp	8,487,979
375,000	*	Reliant Energy, Inc	1,421,250
469,763		Republic Services, Inc	13,966,054
210,000		Sempra Energy	9,825,900
250,000		Southern Union Co	5,465,000
140,000		Williams Cos, Inc	2,559,200
690,000		Xcel Energy, Inc	14,220,901

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	217,660,444

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.4%
110,000		Analog Devices, Inc	3,064,600
227,000		Cooper Industries plc	9,988,000
410,000	*	Fairchild Semiconductor International, Inc	3,448,100
144,131	*	Marvell Technology Group Ltd	2,271,505
191,633		Maxim Integrated Products, Inc	3,206,020
400,000	*	Micron Technology, Inc	3,396,000
70,000	*	Nvidia Corp	714,700
450,000		Tellabs, Inc	2,875,500
180,000		Tyco Electronics Ltd	4,568,400
102,000		Whirlpool Corp	8,957,640

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	42,490,465

ENGINEERING AND MANAGEMENT SERVICES - 1.1%
610,000		KBR, Inc	12,407,400
285,000	*	McDermott International, Inc	6,173,100

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	18,580,500

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 1.0%
80,000		Ball Corp	$4,226,400
340,000	*	Crown Holdings, Inc	8,513,600
160,000		Pentair, Inc	5,152,000

		TOTAL FABRICATED METAL PRODUCTS	17,892,000

FOOD AND KINDRED PRODUCTS - 4.4%
400,000		ConAgra Foods, Inc	9,328,000
120,000		Corn Products International, Inc	3,636,000
500,000	*	Dean Foods Co	5,035,000
385,000		Del Monte Foods Co	5,540,150
102,000		General Mills, Inc	3,623,040
265,000		H.J. Heinz Co	11,453,300
75,000		Hershey Co	3,594,750
250,000		Hormel Foods Corp	10,120,000
95,000	*	Ralcorp Holdings, Inc	5,206,000
125,000		Reynolds American, Inc	6,515,000
52,000		Sanderson Farms, Inc	2,638,480
315,000	*	Smithfield Foods, Inc	4,693,500
340,000		Tyson Foods, Inc (Class A)	5,572,600

		TOTAL FOOD AND KINDRED PRODUCTS	76,955,820

FOOD STORES - 0.7%
170,000	*	Dole Food Co, Inc	1,773,100
430,000		Safeway, Inc	8,453,800
235,000		Supervalu, Inc	2,547,400

		TOTAL FOOD STORES	12,774,300

FORESTRY - 0.2%
90,000		Rayonier, Inc	3,961,800

		TOTAL FORESTRY	3,961,800

FURNITURE AND FIXTURES - 0.5%
375,000		Masco Corp	4,035,000
180,000	*	Tempur-Pedic International, Inc	5,535,000

		TOTAL FURNITURE AND FIXTURES	9,570,000

GENERAL BUILDING CONTRACTORS - 0.3%
5,800	*	NVR, Inc	3,799,174
67,000		Ryland Group, Inc	1,059,940

		TOTAL GENERAL BUILDING CONTRACTORS	4,859,114

GENERAL MERCHANDISE STORES - 0.9%
840,000		Macy’s, Inc	15,036,000

		TOTAL GENERAL MERCHANDISE STORES	15,036,000

HEALTH SERVICES - 1.6%
117,000	*	DaVita, Inc	7,305,480
750,000	*	Healthsouth Corp	14,032,500
300,000		Laboratorios Almirall S.A.	2,343,329
96,000		Universal Health Services, Inc (Class B)	3,662,400

		TOTAL HEALTH SERVICES	27,343,709

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.1%
122,000	*	Foster Wheeler AG	$2,569,320

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,569,320

HOLDING AND OTHER INVESTMENT OFFICES - 7.6%
68,000	*	Affiliated Managers Group, Inc	4,132,360
765,000		Annaly Mortgage Management, Inc	13,119,750
237,000		Boston Properties, Inc	16,907,580
350,000		Equity Residential	14,574,000
60,000		Essex Property Trust, Inc	5,852,400
750,000		Host Marriott Corp	10,110,000
250,000		Kilroy Realty Corp	7,432,500
575,000		Kimco Realty Corp	7,728,000
100,000		Plum Creek Timber Co, Inc	3,453,000
190,000		Prologis	1,924,700
63,000		Public Storage, Inc	5,538,330
90,000		Regency Centers Corp	3,096,000
102,000		SL Green Realty Corp	5,614,080
130,000		Taubman Centers, Inc	4,891,900
225,654		Vornado Realty Trust	16,461,459
225,000	*	WABCO Holdings, Inc	7,083,000
200,000		Weingarten Realty Investors	3,810,000
310,000		Westway Group, Inc	1,280,300

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	133,009,359

HOTELS AND OTHER LODGING PLACES - 0.4%
419,031	*	Orient-Express Hotels Ltd (Class A)	3,100,829
115,000		Starwood Hotels & Resorts Worldwide, Inc	4,764,450

		TOTAL HOTELS AND OTHER LODGING PLACES	7,865,279

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.0%
207,000	*	AGCO Corp	5,582,790
80,000		Cummins, Inc	5,210,400
105,000		Curtiss-Wright Corp	3,049,200
115,000	*	Dril-Quip, Inc	5,062,300
73,000	*	FMC Technologies, Inc	3,844,180
50,000		Ingersoll-Rand plc	1,724,500
220,000		ITT Industries, Inc	9,882,400
70,000		Joy Global, Inc	3,506,300
69,593		Pall Corp	2,391,911
250,000	*	Teradata Corp	7,620,000
360,000		Textron, Inc	6,109,200
2,080,000		Xerox Corp	16,723,200

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	70,706,381

INSTRUMENTS AND RELATED PRODUCTS - 2.0%
135,594	*	Bruker BioSciences Corp	1,648,823
595,000	*	Hologic, Inc	8,288,350
115,000	*	Life Technologies Corp	5,433,750
465,000		PerkinElmer, Inc	9,611,550
128,000		Rockwell Collins, Inc	6,800,640

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

350,000	*	Teradyne, Inc	$3,412,500

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	35,195,613

INSURANCE AGENTS, BROKERS AND SERVICE - 1.9%
275,000		AON Corp	10,208,000
560,000		Hartford Financial Services Group, Inc	12,392,800
490,000		Marsh & McLennan Cos, Inc	11,049,500

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	33,650,300

INSURANCE CARRIERS - 8.3%
145,000		ACE Ltd	7,464,600
115,000	*	Arch Capital Group Ltd	8,567,500
142,000		Aspen Insurance Holdings Ltd	3,513,080
255,000		Axis Capital Holdings Ltd	7,578,600
116,373		Cincinnati Financial Corp	3,010,570
91,000		Everest Re Group Ltd	6,435,520
103,000		Hanover Insurance Group, Inc	4,480,500
320,000	*	Health Net, Inc	7,798,400
419,140		Lincoln National Corp	10,180,911
330,000		Max Capital Group Ltd	6,197,400
154,000		PartnerRe Ltd	10,801,560
270,000		Principal Financial Group	6,328,800
420,000		Progressive Corp	7,862,400
181,547		Prudential Financial, Inc	9,741,812
195,000		RenaissanceRe Holdings Ltd	10,972,650
160,000		UnitedHealth Group, Inc	4,544,000
380,000		UnumProvident Corp	8,246,000
170,000		Validus Holdings Ltd	4,151,400
70,000	*	WellPoint, Inc	3,425,100
960,000		XL Capital Ltd	15,369,600

		TOTAL INSURANCE CARRIERS	146,670,403

LEATHER AND LEATHER PRODUCTS - 0.3%
160,000		Coach, Inc	5,848,000

		TOTAL LEATHER AND LEATHER PRODUCTS	5,848,000

METAL MINING - 0.3%
162,000	*	Anglo American plc	5,644,920

		TOTAL METAL MINING	5,644,920

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.6%
132,000	*	Armstrong World Industries, Inc	3,983,760
227,000		Jarden Corp	6,099,490

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	10,083,250

NONDEPOSITORY INSTITUTIONS - 1.8%
156,000		Capital One Financial Corp	6,286,800
2,450,000		Chimera Investment Corp	8,844,500
1,140,000		Discover Financial Services	15,937,200

		TOTAL NONDEPOSITORY INSTITUTIONS	31,068,500

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 6.7%
135,000		Anadarko Petroleum Corp	$4,872,150
192,000		Baker Hughes, Inc	7,981,440
120,000		Baytex Energy Trust	3,584,613
277,074		Berry Petroleum Co (Class A)	7,126,343
85,000		Cabot Oil & Gas Corp	2,662,200
125,000	*	Cameron International Corp	4,065,000
460,000	*	Cobalt International Energy, Inc	3,427,000
214,000	*	Concho Resources, Inc	11,840,620
182,000		Crescent Point Energy Corp	6,353,031
60,059	*,m	Crescent Point Energy Corp	2,096,466
293,990	*	Crude Carriers Corp	4,853,775
350,000	*	Denbury Resources, Inc	5,124,000
162,000		Ensco International plc (ADR)	6,363,360
293,000	*	Forest Oil Corp	8,016,480
205,000	*	Nabors Industries Ltd	3,612,100
200,000		Noble Energy, Inc	12,066,001
120,253	*	Northern Oil And Gas, Inc	1,544,049
370,000	*	Pride International, Inc	8,265,800
195,000	*	Rowan Cos, Inc	4,278,300
110,000	*	Seahawk Drilling, Inc	1,069,200
155,000		Smith International, Inc	5,835,750
218,213		Tullow Oil plc	3,245,985

		TOTAL OIL AND GAS EXTRACTION	118,283,663

PAPER AND ALLIED PRODUCTS - 0.6%
139,186		MeadWestvaco Corp	3,089,929
350,000		Temple-Inland, Inc	7,234,500

		TOTAL PAPER AND ALLIED PRODUCTS	10,324,429

PETROLEUM AND COAL PRODUCTS - 1.1%
40,344		Hess Corp	2,030,917
97,000		Murphy Oil Corp	4,806,350
213,000		Walter Industries, Inc	12,961,050

		TOTAL PETROLEUM AND COAL PRODUCTS	19,798,317

PIPELINES, EXCEPT NATURAL GAS - 0.9%
805,000		Spectra Energy Corp	16,156,350

		TOTAL PIPELINES, EXCEPT NATURAL GAS	16,156,350

PRIMARY METAL INDUSTRIES - 0.8%
57,000		Precision Castparts Corp	5,866,440
100,000		Schnitzer Steel Industries, Inc (Class A)	3,920,000
22,088		Vallourec	3,808,241

		TOTAL PRIMARY METAL INDUSTRIES	13,594,681

PRINTING AND PUBLISHING - 0.6%
50,000		Dun & Bradstreet Corp	3,356,000
570,000		Pearson plc	7,496,510

		TOTAL PRINTING AND PUBLISHING	10,852,510

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION - 0.7%
107,000		CSX Corp	$5,310,410
130,000	*	Kansas City Southern Industries, Inc	4,725,500
50,000		Norfolk Southern Corp	2,652,500

		TOTAL RAILROAD TRANSPORTATION	12,688,410

REAL ESTATE - 0.3%
185,000	*	Forest City Enterprises, Inc (Class A)	2,094,200
190,000	*	Forestar Real Estate Group, Inc	3,412,400

		TOTAL REAL ESTATE	5,506,600

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.4%
398,172	*	Graham Packaging Co, Inc	4,766,119
272,321		Newell Rubbermaid, Inc	3,986,779
1,350,000		SSL International plc	16,257,540

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	25,010,438

SECURITY AND COMMODITY BROKERS - 1.7%
215,000		Ameriprise Financial, Inc	7,767,950
98,000		Charles Schwab Corp	1,389,640
210,000	*	E*Trade Financial Corp	2,482,200
398,025	*	FBR Capital Markets Corp	1,325,423
645,000		Invesco Ltd	10,855,350
85,000		Jefferies Group, Inc	1,791,800
215,000	*	Nasdaq Stock Market, Inc	3,822,700

		TOTAL SECURITY AND COMMODITY BROKERS	29,435,063

TEXTILE MILL PRODUCTS - 0.2%
95,000	*	Mohawk Industries, Inc	4,347,200

		TOTAL TEXTILE MILL PRODUCTS	4,347,200

TOBACCO PRODUCTS - 0.7%
182,000		Lorillard, Inc	13,100,360

		TOTAL TOBACCO PRODUCTS	13,100,360

TRANSPORTATION BY AIR - 1.1%
690,000	*	AMR Corp	4,678,200
390,000	*	Continental Airlines, Inc (Class B)	8,580,000
470,000	*	Delta Air Lines, Inc	5,522,500

		TOTAL TRANSPORTATION BY AIR	18,780,700

TRANSPORTATION EQUIPMENT - 2.3%
600,000	*	American Axle & Manufacturing Holdings, Inc	4,398,000
150,000	*	Autoliv, Inc	7,177,500
210,947	*	Federal Mogul Corp (Class A)	2,746,530
430,000	*	Ford Motor Co	4,334,400
130,000		Goodrich Corp	8,612,500
90,000	*	Lear Corp	5,958,000
40,000		Magna International, Inc - Class A (NY)	2,638,400
220,000	*	Spirit Aerosystems Holdings, Inc (Class A)	4,193,200

		TOTAL TRANSPORTATION EQUIPMENT	40,058,530

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.2%
55,000		FedEx Corp	$3,856,050

		TOTAL TRANSPORTATION SERVICES	3,856,050

WATER TRANSPORTATION - 0.5%
248,926	*	Baltic Trading Ltd	2,830,289
195,000	*	Genco Shipping & Trading Ltd	2,923,050
100,000	*	Royal Caribbean Cruises Ltd	2,277,000

		TOTAL WATER TRANSPORTATION	8,030,339

WHOLESALE TRADE-DURABLE GOODS - 0.2%
146,000	*	Arrow Electronics, Inc	3,263,100

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,263,100

WHOLESALE TRADE-NONDURABLE GOODS - 0.9%
167,000		Airgas, Inc	10,387,400
192,288		Nu Skin Enterprises, Inc (Class A)	4,793,740

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	15,181,140

		TOTAL COMMON STOCKS	1,743,406,589

		(Cost $1,800,452,786)

		TOTAL INVESTMENTS - 99.0%	1,743,406,589
		(Cost $1,800,452,786)
		OTHER ASSETS & LIABILITIES, NET - 1.0%	17,981,111

		NET ASSETS - 100.0%	$1,761,387,700

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AGRICULTURAL PRODUCTION-CROPS - 0.1%
70,500	*	Chiquita Brands International, Inc	$856,575

		TOTAL AGRICULTURAL PRODUCTION-CROPS	856,575

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.1%
48,000	*	Pilgrim’s Pride Corp	315,360
526		Seaboard Corp	794,260

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,109,620

AMUSEMENT AND RECREATION SERVICES - 0.2%
106,707		World Wrestling Entertainment, Inc (Class A)	1,660,361

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,660,361

APPAREL AND ACCESSORY STORES - 2.3%
174,872	*	AnnTaylor Stores Corp	2,845,167
47,005	*	Carter’s, Inc	1,233,881
115,154		Cato Corp (Class A)	2,535,691
103,400	*	Charming Shoppes, Inc	387,750
44,306	*	Citi Trends, Inc	1,459,440
22,000	*	Collective Brands, Inc	347,600
7,483	*	Dress Barn, Inc	178,170
142,040	*	DSW, Inc (Class A)	3,190,219
220,144		Finish Line, Inc (Class A)	3,066,606
68,047	*	J Crew Group, Inc	2,504,810
19,419		Stage Stores, Inc	207,395
92,100	*	Talbots, Inc	949,551

		TOTAL APPAREL AND ACCESSORY STORES	18,906,280

APPAREL AND OTHER TEXTILE PRODUCTS - 0.7%
23,400	*	Gymboree Corp	999,414
139,955		Jones Apparel Group, Inc	2,218,286
140,700	*	Liz Claiborne, Inc	593,754
37,370	*	Maidenform Brands, Inc	760,853
31,161	*	Warnaco Group, Inc	1,126,159

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,698,466

AUTO REPAIR, SERVICES AND PARKING - 0.3%
57,977	*	Dollar Thrifty Automotive Group, Inc	2,470,400

		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,470,400

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
211,788	*	Sonic Automotive, Inc (Class A)	1,812,905

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,812,905

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 8.3%
4,716	*	ACI Worldwide, Inc	$91,821
146,516	*	Actuate Corp	651,996
129,175	*	Acxiom Corp	1,897,581
118,260	*	AMN Healthcare Services, Inc	884,585
65,016	*	APAC Customer Services, Inc	370,591
100,212	*	ArcSight, Inc	2,243,747
53,322	*	Art Technology Group, Inc	182,361
38,600	*	Avis Budget Group, Inc	379,052
100,903		BGC Partners, Inc (Class A)	515,614
31,400		Blackbaud, Inc	683,578
1,000	*	Blackboard, Inc	37,330
12,600	*	Blue Coat Systems, Inc	257,418
41,156	*	Bottomline Technologies, Inc	536,263
31,900	*	CACI International, Inc (Class A)	1,355,112
11,700	*	Capella Education Co	951,795
169,911	*	Cogent, Inc	1,530,898
176,324	*	Commvault Systems, Inc	3,967,289
77,919		Compass Diversified Trust	1,044,894
73,449	*	Compellent Technologies, Inc	890,202
102,935	*	CSG Systems International, Inc	1,886,799
39,331	*	Digital River, Inc	940,404
20,900	*	Dynamics Research Corp	211,299
47,302	*	DynaVox, Inc	757,305
173,383		Earthlink, Inc	1,380,129
57,600	*	Ebix, Inc	903,168
28,700	*	Forrester Research, Inc	868,462
15,880	*	Gartner, Inc	369,210
62,177	*	Global Sources Ltd	487,468
51,196	*	Hackett Group, Inc	143,861
15,803		Heartland Payment Systems, Inc	234,517
20,256	*	Informatica Corp	483,713
2,313	*	Integral Systems, Inc	14,688
36,300	*	Interactive Intelligence, Inc	596,409
9,091	*	inVentiv Health, Inc	232,730
33,970	*	Kenexa Corp	407,640
9,050		Keynote Systems, Inc	81,631
19,000	*	Limelight Networks, Inc	83,410
117,000	*	Lionbridge Technologies	534,690
20,400	*	Liquidity Services, Inc	264,384
76,600	*	Liveperson, Inc	525,476
130,100	*	Magma Design Automation, Inc	369,484
76,818	*	Manhattan Associates, Inc	2,116,336
32,400	*	Mantech International Corp (Class A)	1,379,268
833	*	Mastech Holdings, Inc	2,549
106,885	*	Medidata Solutions, Inc	1,655,649
39,300	*	MicroStrategy, Inc (Class A)	2,951,036
76,129	*	ModusLink Global Solutions, Inc	459,058
220,200	*	MoneyGram International, Inc	539,490
20,131	*	NCI, Inc (Class A)	454,558
92,794	*	Netscout Systems, Inc	1,319,531
15,100		NIC, Inc	96,791

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,773	*	On Assignment, Inc	$44,128
48,900		Pegasystems, Inc	1,570,179
8,700	*	Portfolio Recovery Associates, Inc	580,986
170,994	*	Quest Software, Inc	3,084,731
26,500	*	Rackspace Hosting, Inc	486,010
8,534	*	Rent-A-Center, Inc	172,899
41,212	*	RightNow Technologies, Inc	646,616
43,193	*	Rosetta Stone, Inc	991,711
145,416	*	S1 Corp	873,950
44,848	*	Saba Software, Inc	230,967
46,424		Sapient Corp	470,739
79,741	*	SolarWinds, Inc	1,279,046
97,028	*	SonicWALL, Inc	1,140,079
7,400	*	Sonus Networks, Inc	20,054
79,387	*	Sourcefire, Inc	1,508,353
19,526	*	SRA International, Inc (Class A)	384,076
39,512	*	StarTek, Inc	154,097
45,802	*	SuccessFactors, Inc	952,224
79,530	*	SYKES Enterprises, Inc	1,131,712
34,920	*	SYNNEX Corp	894,650
2,344		Take-Two Interactive Software, Inc	21,096
122,122	*	TeleTech Holdings, Inc	1,574,153
182,096	*	THQ, Inc	786,655
82,948	*	TIBCO Software, Inc	1,000,353
167,931	*	Unisys Corp	3,105,043
113,999	*	Valueclick, Inc	1,218,649
6,652	*	Vasco Data Security International	41,043
35,632	*	Virtusa Corp	332,447
81,179	*	Websense, Inc	1,534,283

		TOTAL BUSINESS SERVICES	67,454,199

CHEMICALS AND ALLIED PRODUCTS - 7.9%
113,668	*	Acorda Therapeutics, Inc	3,536,210
111,629	*	Adolor Corp	121,676
31,535	*	Alnylam Pharmaceuticals, Inc	473,656
13,400		Arch Chemicals, Inc	411,916
33,100	*	Ardea Biosciences, Inc	680,536
162,915	*	Arqule, Inc	700,535
72,900	*	Array Biopharma, Inc	222,345
30,370	*	Auxilium Pharmaceuticals, Inc	713,695
245,924	*	AVANIR Pharmaceuticals, Inc	632,025
19,300	*	Caraco Pharmaceutical Laboratories Ltd	91,096
82,133	*	Celldex Therapeutics, Inc	374,526
20,054	*	China-Biotics, Inc	260,903
33,800	*	Cornerstone Therapeutics, Inc	199,082
83,918	*	Cubist Pharmaceuticals, Inc	1,728,711
84,748	*	Emergent Biosolutions, Inc	1,384,782
57,000	*	Enzon Pharmaceuticals, Inc	607,050
89,646	*	Halozyme Therapeutics, Inc	631,108
26,100	*	Hi-Tech Pharmacal Co, Inc	597,951
45,291	*	Immucor, Inc	862,794
131,600	*	Impax Laboratories, Inc	2,508,296

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

64,951		Innophos Holdings, Inc	$1,693,922
66,263		Innospec, Inc	621,547
176,857	*	Inspire Pharmaceuticals, Inc	882,516
4,720		Inter Parfums, Inc	67,166
8,400	*	Landec Corp	49,476
31,600	*	Lannett Co, Inc	144,412
75,498	*	Ligand Pharmaceuticals, Inc (Class B)	110,227
40,854	*	MAP Pharmaceuticals, Inc	536,004
19,500	*	Martek Biosciences Corp	462,345
263,667	*	Medicines Co	2,006,506
147,277		Medicis Pharmaceutical Corp (Class A)	3,222,421
81,515	*	Medivation, Inc	720,593
1,211		Meridian Bioscience, Inc	20,587
66,900	*	Micromet, Inc	417,456
50,115		Minerals Technologies, Inc	2,382,467
24,657	*	Momenta Pharmaceuticals, Inc	302,295
43,617	*	Neurocrine Biosciences, Inc	244,255
33,000	*	Novacea, Inc	274,890
170,829	*	NPS Pharmaceuticals, Inc	1,100,139
49,238	*	Obagi Medical Products, Inc	581,993
9,000		Olin Corp	162,810
50,187	*	OM Group, Inc	1,197,462
295,701	*	Omnova Solutions, Inc	2,309,425
29,559	*	Onyx Pharmaceuticals, Inc	638,179
11,801	*	Orexigen Therapeutics, Inc	49,564
70,138	*	Par Pharmaceutical Cos, Inc	1,820,782
37,900	*	Parexel International Corp	821,672
1,761		PetMed Express, Inc	31,346
346,704	*	PolyOne Corp	2,919,248
18,436	*	Pozen, Inc	129,236
162,993	*,m	Questcor Pharmaceuticals, Inc	1,664,159
124,114	*	Quidel Corp	1,575,007
107,995	*	Revlon, Inc (Class A)	1,205,224
13,300	*	Salix Pharmaceuticals Ltd	519,099
115,138	*	Santarus, Inc	285,542
96,200	*	Sciclone Pharmaceuticals, Inc	255,892
155,257	*	Seattle Genetics, Inc	1,861,531
67,212	*	Solutia, Inc	880,477
62,944	*	Spectrum Pharmaceuticals, Inc	246,740
49,647		Stepan Co	3,397,344
26,491	*	Sucampo Pharmaceuticals, Inc (Class A)	93,513
115,100	*	SuperGen, Inc	232,502
33,000	*	Targacept, Inc	637,890
82,778	*	Ulta Salon Cosmetics & Fragrance, Inc	1,958,527
18,600	*	USANA Health Sciences, Inc	679,458
185,561	*	Vanda Pharmaceuticals, Inc	1,226,558
128,365	*	Viropharma, Inc	1,438,972
140,900	*	WR Grace & Co	2,964,536
103,816	*	Zymogenetics, Inc	438,104

		TOTAL CHEMICALS AND ALLIED PRODUCTS	64,220,909

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

COAL MINING - 0.3%
180,539	*	Cloud Peak Energy, Inc	$2,393,947
14,077	*	Westmoreland Coal Co	114,305

		TOTAL COAL MINING	2,508,252

COMMUNICATIONS - 1.7%
75,469	*	Anixter International, Inc	3,214,979
111,399	*	Aruba Networks, Inc	1,586,322
26,053		Atlantic Tele-Network, Inc	1,075,989
108,300	*	Brightpoint, Inc	758,100
77,435	*	Global Crossing Ltd	818,488
38,400	*	IDT Corp (Class B)	489,600
62,528	*	j2 Global Communications, Inc	1,365,612
57,467	*	Mediacom Communications Corp (Class A)	386,178
169,300	*	Neutral Tandem, Inc	1,904,625
29,300	*	Novatel Wireless, Inc	168,182
183,968	*	PAETEC Holding Corp	627,331
4,164	*	TeleCommunication Systems, Inc (Class A)	17,239
99,119		USA Mobility, Inc	1,280,617
205,900	*	Vonage Holdings Corp	473,570

		TOTAL COMMUNICATIONS	14,166,832

DEPOSITORY INSTITUTIONS - 6.8%
20,000		1st Source Corp	338,400
7,338		Ameris Bancorp	70,883
13,802		Bancfirst Corp	503,635
1,621	*	Beneficial Mutual Bancorp, Inc	16,015
33,800		Berkshire Hills Bancorp, Inc	658,424
244,765		Boston Private Financial Holdings, Inc	1,573,839
53,560		Brookline Bancorp, Inc	475,613
144,800		Cathay General Bancorp	1,495,784
10,700		Century Bancorp, Inc	235,828
18,300		City Holding Co	510,204
38,018		Community Bank System, Inc	837,537
80,656		CVB Financial Corp	766,232
70,000		Dime Community Bancshares	863,100
221,532		East West Bancorp, Inc	3,378,364
3,780		First Bancorp (NC)	54,772
18,500		First Defiance Financial Corp	165,390
179,489		First Financial Bancorp	2,683,361
7,735		First Financial Bankshares, Inc	371,976
10,565		First Financial Holdings, Inc	120,969
27,100		First Interstate Bancsystem, Inc	426,283
26,400		First Merchants Corp	223,872
4,660	*	Flagstar Bancorp, Inc	14,632
1,200		Flushing Financial Corp	14,676
257,000		FNB Corp	2,063,710
2		Fulton Financial Corp	19
17,757		Hancock Holding Co	592,374
10,211		Independent Bank Corp	252,007
69,546		International Bancshares Corp	1,160,723
28,770		Lakeland Bancorp, Inc	245,120
5,500		Lakeland Financial Corp	109,890

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

35,371		MainSource Financial Group, Inc	$253,610
89,200		MB Financial, Inc	1,640,388
5,100	*	Nara Bancorp, Inc	42,993
103,498		National Penn Bancshares, Inc	622,023
47,750		NBT Bancorp, Inc	975,055
23,609	*	Net 1 UEPS Technologies, Inc	316,597
201,501		NewAlliance Bancshares, Inc	2,258,826
5,811		Northwest Bancshares, Inc	66,652
20,100	*	Pinnacle Financial Partners, Inc	258,285
45,700		PrivateBancorp, Inc	506,356
85,193		Prosperity Bancshares, Inc	2,960,457
243,048		Provident Financial Services, Inc	2,841,231
10,252		Provident New York Bancorp	90,730
28,900		Qc Holdings, Inc	106,352
3,814		Renasant Corp	54,731
18,618		Republic Bancorp, Inc (Class A)	417,043
10,579		S.Y. Bancorp, Inc	243,105
25,371		Sandy Spring Bancorp, Inc	355,448
13,529		SCBT Financial Corp	476,491
32,316	*	Signature Bank	1,228,331
31,643		Simmons First National Corp (Class A)	830,945
7,943		Southside Bancshares, Inc	156,001
40,764		Southwest Bancorp, Inc	541,754
54,946		Sterling Bancorp	494,514
13,648		Suffolk Bancorp	422,269
77,703	*	Sun Bancorp, Inc	292,163
362,399		Susquehanna Bancshares, Inc	3,018,785
69,715	*	SVB Financial Group	2,874,349
30,500	*	The Bancorp, Inc	238,815
10,111		Tompkins Trustco, Inc	381,690
30,100		Trico Bancshares	509,593
136,874		Trustco Bank Corp NY	766,494
1,813		Trustmark Corp	37,747
82,167		UMB Financial Corp	2,921,859
53,353		Umpqua Holdings Corp	612,492
10,000		Union Bankshares Corp	122,600
259,537	*	United Community Banks, Inc	1,025,171
44,108		United Financial Bancorp, Inc	602,074
6,100		Washington Trust Bancorp, Inc	103,944
18,700		Webster Financial Corp	335,478
20,600		WesBanco, Inc	347,110
24,600	*	Western Alliance Bancorp	176,382
45,780		Westfield Financial, Inc	381,347
66,948		Wilshire Bancorp, Inc	585,795
53,927		Wintrust Financial Corp	1,797,926

		TOTAL DEPOSITORY INSTITUTIONS	55,515,633

EATING AND DRINKING PLACES - 1.9%
34,950	*	AFC Enterprises	318,045
28,384		Bob Evans Farms, Inc	698,814
18,100	*	Buffalo Wild Wings, Inc	662,098
56,300	*	California Pizza Kitchen, Inc	852,945

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

60,800		CBRL Group, Inc	$2,830,848
123,600	*	Cheesecake Factory	2,751,336
163,403	*	Denny’s Corp	424,848
255,600	*	Domino’s Pizza, Inc	2,888,280
23,477	*	O’Charleys, Inc	124,428
53,740	*	Papa John’s International, Inc	1,242,469
74,763		PF Chang’s China Bistro, Inc	2,964,353

		TOTAL EATING AND DRINKING PLACES	15,758,464

EDUCATIONAL SERVICES - 1.0%
28,697	*	American Public Education, Inc	1,254,059
153,700	*	Bridgepoint Education, Inc	2,429,997
161,343	*	Corinthian Colleges, Inc	1,589,229
14,505	*	Lincoln Educational Services Corp	298,658
113,739	*	Universal Technical Institute, Inc	2,688,789

		TOTAL EDUCATIONAL SERVICES	8,260,732

ELECTRIC, GAS, AND SANITARY SERVICES - 4.2%
179,189		Avista Corp	3,499,561
137,540		Black Hills Corp	3,915,764
72,700		Cleco Corp	1,920,007
254,800	*	Dynegy, Inc (Class A)	980,980
39,519	*	El Paso Electric Co	764,693
2,269		Empire District Electric Co	42,589
15,900	*	Heritage-Crystal Clean, Inc	127,995
116,330		Idacorp, Inc	3,870,299
89,130		Laclede Group, Inc	2,952,877
100,630		Nicor, Inc	4,075,515
21,600		Northwest Natural Gas Co	941,112
112,661		Southwest Gas Corp	3,323,500
32,003		UIL Holdings Corp	801,035
76,400		Unisource Energy Corp	2,305,752
6,300	*,m	Waste Services, Inc	73,458
132,755		WGL Holdings, Inc	4,517,652

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	34,112,789

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.0%
110,500	*	Acme Packet, Inc	2,970,240
317,200	*	ADC Telecommunications, Inc	2,350,452
24,500	*	Advanced Energy Industries, Inc	301,105
52,100	*	Amkor Technology, Inc	287,071
433,928	*	Arris Group, Inc	4,421,725
40,900	*	Atheros Communications, Inc	1,126,386
57,433		AZZ, Inc	2,111,811
168,469	*	Benchmark Electronics, Inc	2,670,234
10,057	*	Checkpoint Systems, Inc	174,590
182,400	*	Conexant Systems, Inc	408,576
90,365		CTS Corp	834,973
81,877		Cubic Corp	2,978,685
50,700		DDi Corp	381,771
117,200	*	Diodes, Inc	1,859,964
79,063	*	EnerSys	1,689,576

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

18,017	*	Exar Corp	$124,858
111,525	*	GrafTech International Ltd	1,630,496
56,600	*	GSI Technology, Inc	323,752
238,493	*	GT Solar International, Inc	1,335,561
221,681	*	Harris Stratex Networks, Inc (Class A)	804,702
75,900	*	Hutchinson Technology, Inc	328,647
131,050	*	InterDigital, Inc	3,235,625
28,500	*	IXYS Corp	251,940
864,726	*	Lattice Semiconductor Corp	3,752,910
18,337	*	Loral Space & Communications, Inc	783,357
54,700	*	MEMSIC, Inc	123,622
25,500	*	Microsemi Corp	373,065
103,209	*	Microtune, Inc	219,835
14,946	*	MIPS Technologies, Inc	76,374
53,945	*	Multi-Fineline Electronix, Inc	1,346,467
2,574		National Presto Industries, Inc	239,022
10,326	*	NVE Corp	449,491
101,044	*	Omnivision Technologies, Inc	2,166,383
59,641	*	Oplink Communications, Inc	854,656
41,879	*	OSI Systems, Inc	1,162,980
40,997	*	Pericom Semiconductor Corp	393,571
155,371		Plantronics, Inc	4,443,610
97,717	*	Plexus Corp	2,612,953
45,955	*	Polycom, Inc	1,368,999
31,694	*	Powell Industries, Inc	866,514
69,021	*	Power-One, Inc	465,892
13,900		Raven Industries, Inc	468,569
59,411		Regal-Beloit Corp	3,313,945
822,406	*	RF Micro Devices, Inc	3,215,607
41,500		Richardson Electronics Ltd	373,500
53,600	*	Sanmina-SCI Corp	729,496
95,278	*	Symmetricom, Inc	484,965
66,085	*	Synaptics, Inc	1,817,338
40,378	*	Tekelec	534,605
99,512	*	Tessera Technologies, Inc	1,597,168
128,600	*	Triquint Semiconductor, Inc	785,746
105,607	*	TTM Technologies, Inc	1,003,267
22,332	*	Universal Electronics, Inc	371,381
88,098	*	Volterra Semiconductor Corp	2,031,540
194,699	*	Zoran Corp	1,857,428

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	72,886,996

ENGINEERING AND MANAGEMENT SERVICES - 2.1%
26,036	*	Affymax, Inc	155,695
186,234	*	Ariad Pharmaceuticals, Inc	525,180
44,500	*	Celera Corp	291,475
433,831	*	Exelixis, Inc	1,505,394
19,929	*	Exponent, Inc	652,077
3,200	*	Furmanite Corp	12,704
147,000	*	Incyte Corp	1,627,290
40,900	*	Infinity Pharmaceuticals, Inc	241,719
119,196	*	Insmed, Inc	80,171

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

29,423	*	Isis Pharmaceuticals, Inc	$281,578
7,073	*	Luminex Corp	114,724
63,891		MAXIMUS, Inc	3,697,373
35,500		MedQuist, Inc	280,805
29,858	*	Michael Baker Corp	1,042,044
36,272	*	Regeneron Pharmaceuticals, Inc	809,591
63,333	*	Repligen Corp	203,299
98,200	*	Senomyx, Inc	372,178
168,716	*	Tetra Tech, Inc	3,308,521
30,213		Towers Watson & Co	1,173,775
12,270		VSE Corp	390,431

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	16,766,024

FABRICATED METAL PRODUCTS - 1.0%
15,797	*	Chart Industries, Inc	246,117
12,135		CIRCOR International, Inc	310,413
14,800	*	Hawk Corp	376,660
13,900		Insteel Industries, Inc	161,518
61,200		Mueller Water Products, Inc (Class A)	227,052
126,180		Quanex Building Products Corp	2,181,652
8,124		Silgan Holdings, Inc	230,559
173,081		Sturm Ruger & Co, Inc	2,480,252
57,800		Watts Water Technologies, Inc (Class A)	1,656,548

		TOTAL FABRICATED METAL PRODUCTS	7,870,771

FOOD AND KINDRED PRODUCTS - 1.3%
23,129	*	Boston Beer Co, Inc (Class A)	1,560,051
74,175	*	Central Garden and Pet Co (Class A)	665,350
7,430		Coca-Cola Bottling Co Consolidated	356,046
6,396	*	Darling International, Inc	48,034
31,552		J&J Snack Foods Corp	1,328,339
41,800		Lancaster Colony Corp	2,230,448
36,800	*	Matrixx Initiatives, Inc	169,280
16,911		National Beverage Corp	207,667
17,937	*	Peet’s Coffee & Tea, Inc	704,386
73,200		Sanderson Farms, Inc	3,714,168

		TOTAL FOOD AND KINDRED PRODUCTS	10,983,769

FOOD STORES - 0.5%
46,900	*	Dole Food Co, Inc	489,167
7,143		Ingles Markets, Inc (Class A)	107,502
84,355	*	Pantry, Inc	1,190,249
26,335		Ruddick Corp	816,122
8,461		Village Super Market (Class A)	222,101
45,532		Weis Markets, Inc	1,498,458

		TOTAL FOOD STORES	4,323,599

FURNITURE AND FIXTURES - 0.2%
185,819	*	Furniture Brands International, Inc	969,975
30,627		Kimball International, Inc (Class B)	169,367
32,200	*	La-Z-Boy, Inc	239,246
73,000	*	Select Comfort Corp	638,750

		TOTAL FURNITURE AND FIXTURES	2,017,338

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.0%
22,000	*	Tuesday Morning Corp	$87,780

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	87,780

GENERAL BUILDING CONTRACTORS - 0.4%
12,000	*	Brookfield Homes Corp	80,880
66,800	*	M/I Homes, Inc	643,952
13,623	*	Perini Corp	224,507
65,609		Ryland Group, Inc	1,037,934
355,627	*	Standard-Pacific Corp	1,184,238

		TOTAL GENERAL BUILDING CONTRACTORS	3,171,511

GENERAL MERCHANDISE STORES - 0.4%
20,766		Casey’s General Stores, Inc	724,733
78,000		Dillard’s, Inc (Class A)	1,677,001
84,289	*	Stein Mart, Inc	525,120

		TOTAL GENERAL MERCHANDISE STORES	2,926,854

HEALTH SERVICES - 1.2%
36,800	*	Amedisys, Inc	1,618,096
16,400		America Service Group, Inc	282,080
211,554	*	Continucare Corp	708,706
14,100	*	Genomic Health, Inc	182,313
10,500	*	Genoptix, Inc	180,600
128,757	*	Healthsouth Corp	2,409,044
44,900	*	Kindred Healthcare, Inc	576,516
130,700	*	Nektar Therapeutics	1,581,470
38,965	*	Nighthawk Radiology Holdings, Inc	100,919
67,181	*	Odyssey HealthCare, Inc	1,795,076
42,921	*	Skilled Healthcare Group, Inc (Class A)	291,434

		TOTAL HEALTH SERVICES	9,726,254

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.3%
26,440	*	LB Foster Co (Class A)	685,325
82,743	*	Matrix Service Co	770,337
46,997	*	Sterling Construction Co, Inc	608,141

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,063,803

HOLDING AND OTHER INVESTMENT OFFICES - 6.8%
76,897		Agree Realty Corp	1,793,238
2,672		Alexander’s, Inc	809,402
37,800		American Capital Agency Corp	998,676
45,100		BioMed Realty Trust, Inc	725,659
29,971		Capital Lease Funding, Inc	138,166
142,320		CBL & Associates Properties, Inc	1,770,461
35,800		Danvers Bancorp, Inc	517,310
78,806		Developers Diversified Realty Corp	780,179
230,600		DiamondRock Hospitality Co	1,895,532
19,700		EastGroup Properties, Inc	700,926

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

78,900		Equity Lifestyle Properties, Inc	$3,805,347
139,300	*	FelCor Lodging Trust, Inc	695,107
162,556	*	First Industrial Realty Trust, Inc	783,520
72,588		Getty Realty Corp	1,626,697
22,000		Gladstone Commercial Corp	359,480
242,266		Glimcher Realty Trust	1,448,751
59,320		Hersha Hospitality Trust	268,126
149,692		Highwoods Properties, Inc	4,155,450
1,511		Investors Real Estate Trust	13,342
17,919		Kilroy Realty Corp	532,732
114,500		LaSalle Hotel Properties	2,355,265
30,324		Lexington Corporate Properties Trust	182,247
78,173		LTC Properties, Inc	1,897,259
59,671		Mid-America Apartment Communities, Inc	3,071,266
52,701		Mission West Properties, Inc	359,421
77,480		National Health Investors, Inc	2,987,629
770		National Retail Properties, Inc	16,509
187,452		Omega Healthcare Investors, Inc	3,735,918
74,331		Parkway Properties, Inc	1,083,003
213,080		Pennsylvania Real Estate Investment Trust	2,603,838
6,177		Potlatch Corp	220,704
55,411		PS Business Parks, Inc	3,090,826
84,188		Redwood Trust, Inc	1,232,512
46,180		Resource Capital Corp	262,302
27,170		Saul Centers, Inc	1,103,917
12,900		Sovran Self Storage, Inc	444,147
41,251		Sun Communities, Inc	1,070,876
42,999		Tanger Factory Outlet Centers, Inc	1,779,299
69,269		Urstadt Biddle Properties, Inc (Class A)	1,117,309
159,800		U-Store-It Trust	1,192,108
65,900		Washington Real Estate Investment Trust	1,818,181

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	55,442,637

HOTELS AND OTHER LODGING PLACES - 0.1%
125,765	*	Orient-Express Hotels Ltd (Class A)	930,661

		TOTAL HOTELS AND OTHER LODGING PLACES	930,661

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.0%
7,502		Aaon, Inc	174,872
8,934		Alamo Group, Inc	193,868
34,199	*	Altra Holdings, Inc	445,271
37,162		Ampco-Pittsburgh Corp	774,084
75,295	*	Blount International, Inc	773,280
10,500	*	Bolt Technology Corp	91,875
18,395		Briggs & Stratton Corp	313,083
100,900	*	Brooks Automation, Inc	779,957
94,200	*	Cirrus Logic, Inc	1,489,302
72,677	*	Colfax Corp	756,568
44,989	*	Columbus McKinnon Corp	628,496
123,807	*	Cray, Inc	690,843
52,274	*	ENGlobal Corp	107,684
107,764	*	EnPro Industries, Inc	3,033,557

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

194,178	*	Entegris, Inc	$770,887
210,837	*	Extreme Networks, Inc	569,260
40,400	*	Fortinet, Inc	664,176
14,100		Graham Corp	211,359
79,900	*	Isilon Systems, Inc	1,025,916
73,500		Lindsay Manufacturing Co	2,329,215
37,016		Nacco Industries, Inc (Class A)	3,285,539
113,968	*	Netgear, Inc	2,033,189
12,938		Nordson Corp	725,563
106,100	*,m	Palm, Inc	603,709
315,660	*	Quantum Corp	593,441
104,880	*	Riverbed Technology, Inc	2,896,786
39,297		Standex International Corp	996,179
61,600	*	STEC, Inc	773,696
21,925	*	Super Micro Computer, Inc	295,988
46,613		Tennant Co	1,576,452
163,100	*	VeriFone Holdings, Inc	3,087,482

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	32,691,577

INSTRUMENTS AND RELATED PRODUCTS - 5.6%
260,028	*	Affymetrix, Inc	1,534,165
177,100	*	Align Technology, Inc	2,633,477
133,600	*	American Medical Systems Holdings, Inc	2,955,232
24,485		American Science & Engineering, Inc	1,866,002
245,200	*	Bruker BioSciences Corp	2,981,632
99,501	*	Caliper Life Sciences, Inc	424,869
113,174		Cantel Medical Corp	1,890,006
22,900	*	Cepheid, Inc	366,858
1,209	*	Coherent, Inc	41,469
1,866	*	Conmed Corp	34,764
68,045	*	Cyberonics, Inc	1,611,306
5,905	*	Cynosure, Inc (Class A)	63,597
65,085	*	Depomed, Inc	182,238
314	*	Dionex Corp	23,380
34,060	*	DXP Enterprises, Inc	533,039
504,720	*	Eastman Kodak Co	2,190,485
4,400	*	Esterline Technologies Corp	208,780
98,422	*	Fossil, Inc	3,415,243
63,000	*	Haemonetics Corp	3,371,760
101,246	*	Hanger Orthopedic Group, Inc	1,818,378
31,173	*	ICU Medical, Inc	1,002,835
61,281		Invacare Corp	1,270,968
8,300	*	IRIS International, Inc	84,162
61,400	*	ISTA Pharmaceuticals, Inc	134,466
42,932	*	Kensey Nash Corp	1,017,918
98,979	*	Kopin Corp	335,539
12,400	*	LaBarge, Inc	141,484
17,056		Masimo Corp	406,103
27,382		Mine Safety Appliances Co	678,526
38,440		MTS Systems Corp	1,114,760
25,586	*	Orthofix International NV	820,031
149,700	*	RAE Systems, Inc	119,760

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

61,019	*	Sirona Dental Systems, Inc	$2,125,902
100,894		STERIS Corp	3,135,786
1,000	*	Symmetry Medical, Inc	10,540
24,345	*	Synovis Life Technologies, Inc	371,992
12,890	*	Thoratec Corp	550,790
103,426	*	Veeco Instruments, Inc	3,545,442
60,600	*	Wright Medical Group, Inc	1,006,566
3,352	*	Zygo Corp	27,185

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	46,047,435

INSURANCE AGENTS, BROKERS AND SERVICE - 0.1%
106,556	*	Crawford & Co (Class B)	336,717
63,000	*	National Financial Partners Corp	615,510

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	952,227

INSURANCE CARRIERS - 4.3%
129,744		American Equity Investment Life Holding Co	1,338,958
8,300	*	American Safety Insurance Holdings Ltd	130,476
85,037		Argo Group International Holdings Ltd	2,601,282
43,118		Assured Guaranty Ltd	572,176
48,762	*	Catalyst Health Solutions, Inc	1,682,289
107,088	*	Centene Corp	2,302,392
68,013	*	CNA Surety Corp	1,092,969
153,692	*	Conseco, Inc	760,775
17,000		Employers Holdings, Inc	250,410
74,774		FBL Financial Group, Inc (Class A)	1,570,254
143,036		Flagstone Reinsurance Holdings Ltd	1,547,650
13,422	*	Greenlight Capital Re Ltd (Class A)	338,100
51,387	*	Hallmark Financial Services	511,301
203,261		Horace Mann Educators Corp	3,109,893
81,974		Maiden Holdings Ltd	538,569
124,776		Max Capital Group Ltd	2,343,293
162,036		Meadowbrook Insurance Group, Inc	1,398,371
103,900	*	Metropolitan Health Networks, Inc	387,547
44,304	*	MGIC Investment Corp	305,255
88,193	*	Molina Healthcare, Inc	2,539,958
244,800		Montpelier Re Holdings Ltd	3,654,864
2,300		National Interstate Corp	45,586
149,800	*	Phoenix Cos, Inc	316,078
24,638		Platinum Underwriters Holdings Ltd	894,113
50,519	*	PMA Capital Corp (Class A)	330,899
620	*	ProAssurance Corp	35,191
75,157		Selective Insurance Group, Inc	1,116,833
7,635		State Auto Financial Corp	118,419
13,300		Tower Group, Inc	286,349
77,157	*	Triple-S Management Corp (Class B)	1,431,262
104,824	*	Universal American Financial Corp	1,509,466
12,200	*	WellCare Health Plans, Inc	289,628

		TOTAL INSURANCE CARRIERS	35,350,606

LEATHER AND LEATHER PRODUCTS - 0.4%
51,203	*	Steven Madden Ltd	1,613,918

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

42,600	*	Timberland Co (Class A)	$687,990
52,058		Wolverine World Wide, Inc	1,312,903

		TOTAL LEATHER AND LEATHER PRODUCTS	3,614,811

LEGAL SERVICES - 0.2%
29,215	*	Pre-Paid Legal Services, Inc	1,328,990

		TOTAL LEGAL SERVICES	1,328,990

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.3%
49,495	*	Emergency Medical Services Corp (Class A)	2,426,740

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	2,426,740

METAL MINING - 1.1%
22,329	*	Coeur d’Alene Mines Corp	352,352
495,300	*	Golden Star Resources Ltd	2,169,414
315,877	*	Hecla Mining Co	1,648,878
97,700	*	Patriot Coal Corp	1,147,975
10,067	*	Rosetta Resources, Inc	199,427
196,800	*	Stillwater Mining Co	2,286,816
99,632	*	Thompson Creek Metals Co, Inc	864,806

		TOTAL METAL MINING	8,669,668

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.3%
44,406		Blyth, Inc	1,512,912
78,102	*	Jakks Pacific, Inc	1,123,107
9,500	*	RC2 Corp	153,045

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,789,064

MISCELLANEOUS RETAIL - 2.5%
110,897	*	1-800-FLOWERS.COM, Inc (Class A)	228,448
27,100		Books-A-Million, Inc	163,142
55,537		Cash America International, Inc	1,903,253
131,253	*	Ezcorp, Inc (Class A)	2,434,743
29,600	*	HSN, Inc	710,400
89,322	*	Jo-Ann Stores, Inc	3,350,468
107,280	*	Kirkland’s, Inc	1,810,350
145,583	*	OfficeMax, Inc	1,901,314
59,602	*	Overstock.com, Inc	1,077,008
31,535	*	PC Connection, Inc	191,102
84,700	*	Shutterfly, Inc	2,029,412
159,503		World Fuel Services Corp	4,137,508
149,400	*	Zale Corp	236,052

		TOTAL MISCELLANEOUS RETAIL	20,173,200

MOTION PICTURES - 0.1%
3,500	*	Ascent Media Corp (Series A)	88,410
26,800	*	Carmike Cinemas, Inc	162,408
35,276		Cinemark Holdings, Inc	463,879
17,303		National CineMedia, Inc	288,268

		TOTAL MOTION PICTURES	1,002,965

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 1.6%
188,875		Advance America Cash Advance Centers, Inc	$780,054
63,300	*	American Capital Ltd	305,106
70,788		Apollo Investment Corp	660,452
118,147		Ares Capital Corp	1,480,382
257,363	*	Boise, Inc	1,412,923
34,562	*	Doral Financial Corp	84,331
15,000		Hercules Technology Growth Capital, Inc	138,150
118,500		MCG Capital Corp	572,355
10,500	*	Mercadolibre, Inc	551,775
7,291		NGP Capital Resources Co	52,276
242,722	*	PHH Corp	4,621,427
52,500	*	World Acceptance Corp	2,011,275

		TOTAL NONDEPOSITORY INSTITUTIONS	12,670,506

OIL AND GAS EXTRACTION - 3.5%
24,207	*	Approach Resources, Inc	166,544
48,774	*	Basic Energy Services, Inc	375,560
81,203	*	Bill Barrett Corp	2,498,617
240,477	*	Cal Dive International, Inc	1,406,790
182,506	*	Complete Production Services, Inc	2,609,837
32,212	*	Contango Oil & Gas Co	1,441,487
42,901	*	Dawson Geophysical Co	912,504
8,615	*	Geokinetics, Inc	32,995
70,400	*	Goodrich Petroleum Corp	844,800
113,100	*	Gulfport Energy Corp	1,341,366
440,000	*	Hercules Offshore, Inc	1,069,200
19,918	*	Key Energy Services, Inc	182,847
366,117	*	McMoRan Exploration Co	4,067,561
13,017		Penn Virginia Corp	261,772
55,100	*	Petroleum Development Corp	1,411,662
200,970	*	Petroquest Energy, Inc	1,358,557
203,088	*	Pioneer Drilling Co	1,151,509
33,000	*	Seahawk Drilling, Inc	320,760
166,103	*	Stone Energy Corp	1,853,709
25,500	*	Swift Energy Co	686,205
111,821	*	Tetra Technologies, Inc	1,015,335
44,310	*	TGC Industries, Inc	134,259
23,676	*	Union Drilling, Inc	130,455
250,839		Vaalco Energy, Inc	1,404,698
28,037	*	Venoco, Inc	461,769
158,138		W&T Offshore, Inc	1,495,985

		TOTAL OIL AND GAS EXTRACTION	28,636,783

PAPER AND ALLIED PRODUCTS - 1.0%
29,800		Domtar Corporation	1,464,670
207,134		Glatfelter	2,247,404
110,100	*	Kapstone Paper and Packaging Corp	1,226,514
54,423		Rock-Tenn Co (Class A)	2,703,190
97,902	*	Wausau Paper Corp	662,797

		TOTAL PAPER AND ALLIED PRODUCTS	8,304,575

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PERSONAL SERVICES - 0.3%
27,900		Regis Corp	$434,403
25,500	*	Steiner Leisure Ltd	980,220
32,091		Unifirst Corp	1,412,646

		TOTAL PERSONAL SERVICES	2,827,269

PETROLEUM AND COAL PRODUCTS - 0.2%
32,400		Alon USA Energy, Inc	206,064
257,932	*	Gran Tierra Energy, Inc	1,279,343

		TOTAL PETROLEUM AND COAL PRODUCTS	1,485,407

PRIMARY METAL INDUSTRIES - 0.6%
105,139		Belden CDT, Inc	2,313,058
18,000	*	Brush Engineered Materials, Inc	359,640
5,037	*	Horsehead Holding Corp	38,080
37,573		Mueller Industries, Inc	924,296
108,200		Worthington Industries, Inc	1,391,452

		TOTAL PRIMARY METAL INDUSTRIES	5,026,526

PRINTING AND PUBLISHING - 0.9%
52,500	*	AH Belo Corp (Class A)	348,600
38,300	*	Consolidated Graphics, Inc	1,656,092
80,018	*	EW Scripps Co (Class A)	594,534
239,171	*	Journal Communications, Inc (Class A)	949,509
71,592		Scholastic Corp	1,726,799
76,300	*	Valassis Communications, Inc	2,420,236

		TOTAL PRINTING AND PUBLISHING	7,695,770

REAL ESTATE - 0.0%
2,500		Government Properties Income Trust	63,800
1		Stewart Enterprises, Inc (Class A)	5

		TOTAL REAL ESTATE	63,805

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.3%
101,036		A. Schulman, Inc	1,915,643
149,500		Cooper Tire & Rubber Co	2,915,250
21,200	*	Deckers Outdoor Corp	3,028,844
12,500	*	Skechers U.S.A., Inc (Class A)	456,500
123,100		Titan International, Inc	1,227,307
25,300		Tupperware Corp	1,008,205

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	10,551,749

SECURITY AND COMMODITY BROKERS - 1.1%
454,117	*	Broadpoint Securities Group, Inc	1,157,998
36,783		Calamos Asset Management, Inc (Class A)	341,346
35,505		Duff & Phelps Corp	448,428
188,129	*	E*Trade Financial Corp	2,223,684
61,000		Evercore Partners, Inc (Class A)	1,424,350
19,700		GAMCO Investors, Inc (Class A)	732,840
59,387	*	Knight Capital Group, Inc (Class A)	818,947
6,261		Oppenheimer Holdings, Inc	149,951

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

22,700	*	Piper Jaffray Cos	$731,394
13,650	*	Stifel Financial Corp	592,274
80,513		SWS Group, Inc	764,874

		TOTAL SECURITY AND COMMODITY BROKERS	9,386,086

SOCIAL SERVICES - 0.0%
2,613	*	Res-Care, Inc	25,242

		TOTAL SOCIAL SERVICES	25,242

SPECIAL TRADE CONTRACTORS - 1.2%
93,635	*	AsiaInfo Holdings, Inc	2,046,861
10,000		Chemed Corp	546,400
158,822		Comfort Systems USA, Inc	1,534,221
123,264	*	Dycom Industries, Inc	1,053,907
193,770	*	EMCOR Group, Inc	4,489,651

		TOTAL SPECIAL TRADE CONTRACTORS	9,671,040

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
85,600		Apogee Enterprises, Inc	927,048
44,500	*	Cabot Microelectronics Corp	1,539,255

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,466,303

TEXTILE MILL PRODUCTS - 0.2%
29,000	*	Culp, Inc	317,840
80,443		Oxford Industries, Inc	1,683,672

		TOTAL TEXTILE MILL PRODUCTS	2,001,512

TRANSPORTATION BY AIR - 2.0%
156,400	*	Airtran Holdings, Inc	758,540
52,274	*	Alaska Air Group, Inc	2,349,716
44,992		Allegiant Travel Co	1,920,708
68,700	*	Atlas Air Worldwide Holdings, Inc	3,263,250
266,136	*	Hawaiian Holdings, Inc	1,375,923
439,200	*	JetBlue Airways Corp	2,411,208
64,100	*	Pinnacle Airlines	348,704
175,600	*	UAL Corp	3,610,337

		TOTAL TRANSPORTATION BY AIR	16,038,386

TRANSPORTATION EQUIPMENT - 2.9%
78,346		A.O. Smith Corp	3,775,494
165,000	*	American Axle & Manufacturing Holdings, Inc	1,209,450
19,900		American Railcar Industries, Inc	240,392
39,500	*	Arctic Cat, Inc	359,845
122,381	*	ArvinMeritor, Inc	1,603,191
29,386	*	ATC Technology Corp	473,702
40,892		Brunswick Corp	508,288
122,765	*	Dana Holding Corp	1,227,650
360,094	*	Force Protection, Inc	1,476,385
18,200	*	Fuel Systems Solutions, Inc	472,290
447,000	*	GenCorp, Inc	1,957,860
48,784		Kaman Corp	1,079,102

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

18,600	*	Lear Corp	$1,231,320
14,200	*	LMI Aerospace, Inc	223,934
217,536	*	Orbital Sciences Corp	3,430,543
16,100		Polaris Industries, Inc	879,382
94,877		Standard Motor Products, Inc	765,657
30,200	*	Tenneco, Inc	636,012
35,085		Triumph Group, Inc	2,337,714

		TOTAL TRANSPORTATION EQUIPMENT	23,888,211

TRANSPORTATION SERVICES - 0.4%
16,749	*	Dynamex, Inc	204,338
89,977	*	Hub Group, Inc (Class A)	2,700,210

		TOTAL TRANSPORTATION SERVICES	2,904,548

TRUCKING AND WAREHOUSING - 0.7%
70,900		Arkansas Best Corp	1,471,175
43,929	*	Marten Transport Ltd	912,845
20,500	*	PAM Transportation Services, Inc	308,115
16,900	*	USA Truck, Inc	272,428
133,400		Werner Enterprises, Inc	2,920,126

		TOTAL TRUCKING AND WAREHOUSING	5,884,689

WATER TRANSPORTATION - 0.3%
19,459	*	American Commercial Lines, Inc	438,022
76,200	*	Excel Maritime Carriers Ltd	390,144
112,200	*	Genco Shipping & Trading Ltd	1,681,878
8,632		International Shipholding Corp	191,026
12,900	*	Ultrapetrol Bahamas Ltd	56,115

		TOTAL WATER TRANSPORTATION	2,757,185

WHOLESALE TRADE-DURABLE GOODS - 1.5%
106,512		Agilysys, Inc	712,565
72,919		Applied Industrial Technologies, Inc	1,846,309
652	*	Beacon Roofing Supply, Inc	11,749
3,029	*	Chindex International, Inc	37,953
59,296	*	Insight Enterprises, Inc	780,335
23,926	*	MWI Veterinary Supply, Inc	1,202,521
148,454		Owens & Minor, Inc	4,213,126
151,516	*	PSS World Medical, Inc	3,204,563

		TOTAL WHOLESALE TRADE-DURABLE GOODS	12,009,121

WHOLESALE TRADE-NONDURABLE GOODS - 1.6%
83,394		Andersons, Inc	2,717,810
60,300	*	BioScrip, Inc	315,972
41,320	*	Clearwater Paper Corp	2,262,683
25,534	*	Core-Mark Holding Co, Inc	699,632
34,759	*	Kenneth Cole Productions, Inc (Class A)	382,697
17,400		Nash Finch Co	594,384
82,318		Nu Skin Enterprises, Inc (Class A)	2,052,188
3,677		Spartan Stores, Inc	50,448
8,000		Tractor Supply Co	487,760

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

61,112	*	United Stationers, Inc	$3,328,771

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	12,892,345

		TOTAL COMMON STOCKS	815,944,755

		(Cost $840,563,376)

		TOTAL INVESTMENTS - 99.8%	815,944,755
		(Cost $840,563,376)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	1,285,455

		NET ASSETS - 100.0%	$817,230,210

Abbreviation(s):

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AGRICULTURAL SERVICES - 0.0%
7,559	*	VCA Antech, Inc	$187,161

		TOTAL AGRICULTURAL SERVICES	187,161

AMUSEMENT AND RECREATION SERVICES - 0.2%
4,899	*	Bally Technologies, Inc	158,679
27,640	*	Electronic Arts, Inc	398,016
928		International Speedway Corp (Class A)	23,905
1,739	*	Madison Square Garden, Inc	34,206
5,169	*	WMS Industries, Inc	202,883

		TOTAL AMUSEMENT AND RECREATION SERVICES	817,689

APPAREL AND ACCESSORY STORES - 1.3%
5,967		Abercrombie & Fitch Co (Class A)	183,127
8,644	*	Aeropostale, Inc	247,564
4,595		American Eagle Outfitters, Inc	53,991
15,106		Chico’s FAS, Inc	149,247
36,456		Gap, Inc	709,434
4,800	*	J Crew Group, Inc	176,688
20,268	*	Kohl’s Corp	962,730
23,829		Limited Brands, Inc	525,906
14,915		Nordstrom, Inc	480,114
10,916		Ross Stores, Inc	581,714
36,390		TJX Companies, Inc	1,526,561
10,874	*	Urban Outfitters, Inc	373,957

		TOTAL APPAREL AND ACCESSORY STORES	5,971,033

APPAREL AND OTHER TEXTILE PRODUCTS - 0.7%
5,534		Guess ?, Inc	172,882
8,813	*	Hanesbrands, Inc	212,041
32,103		Nike, Inc (Class B)	2,168,557
5,036		Phillips-Van Heusen Corp	233,016
4,902		Polo Ralph Lauren Corp (Class A)	357,650

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,144,146

AUTO REPAIR, SERVICES AND PARKING - 0.0%
14,547	*	Hertz Global Holdings, Inc	137,615
2,378		Ryder System, Inc	95,667

		TOTAL AUTO REPAIR, SERVICES AND PARKING	233,282

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.4%
7,837		Advance Auto Parts	393,261
2,025	*	Autonation, Inc	39,488
2,482	*	Autozone, Inc	479,572

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

19,746	*	Carmax, Inc	$392,945
6,140	*	Copart, Inc	219,873
12,483	*	O’Reilly Automotive, Inc	593,691

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,118,830

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.4%
11,850		Fastenal Co	594,752
150,960		Home Depot, Inc	4,237,447
98,082		Lowe’s Cos, Inc	2,002,834

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,835,033

BUSINESS SERVICES - 11.3%
3,613		Aaron Rents, Inc	61,674
12,528		Activision Blizzard, Inc	131,419
46,957	*	Adobe Systems, Inc	1,241,074
15,356	*	Akamai Technologies, Inc	622,993
4,781	*	Alliance Data Systems Corp	284,565
5,163	*	Amdocs Ltd	138,627
8,013	*	Ansys, Inc	325,087
20,447	*	Autodesk, Inc	498,089
44,962		Automatic Data Processing, Inc	1,810,170
16,293	*	BMC Software, Inc	564,227
27,824		CA, Inc	511,962
24,957	*	Cadence Design Systems, Inc	144,501
6,164	*	Cerner Corp	467,786
16,646	*	Citrix Systems, Inc	702,961
26,835	*	Cognizant Technology Solutions Corp (Class A)	1,343,360
11,367	*	Compuware Corp	90,709
3,050		DST Systems, Inc	110,227
38,780	*	eBay, Inc	760,476
7,582		Expedia, Inc	142,390
7,213	*	F5 Networks, Inc	494,595
4,161		Factset Research Systems, Inc	278,745
9,107	*	Fiserv, Inc	415,826
6,513	*	Gartner, Inc	151,427
21,734	*	Google, Inc (Class A)	9,670,542
4,493	*	IHS, Inc (Class A)	262,481
8,184	*	Informatica Corp	195,434
3,064		Interactive Data Corp	102,276
43,663	*	Interpublic Group of Cos, Inc	311,317
25,022	*	Intuit, Inc	870,015
16,401		Iron Mountain, Inc	368,366
46,985	*	Juniper Networks, Inc	1,072,198
1,073	*	Lamar Advertising Co (Class A)	26,310
8,670		Mastercard, Inc (Class A)	1,729,925
14,275	*	McAfee, Inc	438,528
457,111		Microsoft Corp	10,518,123
5,586	*	Monster Worldwide, Inc	65,077
18,299		Moody’s Corp	364,516
14,974	*	NCR Corp	181,485
3,564	*	NetFlix, Inc	387,229
20,006	*	Nuance Communications, Inc	299,090

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

22,069		Omnicom Group, Inc	$756,967
339,835		Oracle Corp	7,292,858
16,886	*	Red Hat, Inc	488,681
13,884		Robert Half International, Inc	326,968
10,176	*	Salesforce.com, Inc	873,304
2,726	*	SXC Health Solutions Corp	199,680
7,753	*	Sybase, Inc	501,309
6,691	*	Symantec Corp	92,871
1,222	*	Synopsys, Inc	25,503
16,278	*	VeriSign, Inc	432,181
41,595		Visa, Inc (Class A)	2,942,845
6,530	*	VMware, Inc (Class A)	408,713
4,904	*	WebMD Health Corp (Class A)	227,693
52,137	*	Yahoo!, Inc	721,055

		TOTAL BUSINESS SERVICES	53,446,430

CHEMICALS AND ALLIED PRODUCTS - 7.9%
124,198		Abbott Laboratories	5,809,981
249	*	Abraxis Bioscience, Inc	18,476
18,812		Air Products & Chemicals, Inc	1,219,206
8,155		Albemarle Corp	323,835
2,186		Alberto-Culver Co	59,219
8,011	*	Alexion Pharmaceuticals, Inc	410,083
480		Ashland, Inc	22,282
559		Avery Dennison Corp	17,961
38,208		Avon Products, Inc	1,012,512
9,147	*	BioMarin Pharmaceuticals, Inc	173,427
14,225		Celanese Corp (Series A)	354,345
41,110	*	Celgene Corp	2,089,210
4,571		CF Industries Holdings, Inc	290,030
1,411	*	Charles River Laboratories International, Inc	48,270
6,435		Church & Dwight Co, Inc	403,539
11,665		Clorox Co	725,096
36,621		Colgate-Palmolive Co	2,884,269
12,333	*	Dendreon Corp	398,726
27,968		Du Pont (E.I.) de Nemours & Co	967,413
1,333		Eastman Chemical Co	71,129
20,914		Ecolab, Inc	939,248
20,874		Eli Lilly & Co	699,279
9,863		Estee Lauder Cos (Class A)	549,665
4,485		FMC Corp	257,574
18,118	*	Genzyme Corp	919,851
79,389	*	Gilead Sciences, Inc	2,721,454
14,806	*	Hospira, Inc	850,605
16,667	*	Human Genome Sciences, Inc	377,674
5,316	*	Idexx Laboratories, Inc	323,744
7,099		International Flavors & Fragrances, Inc	301,140
2,192	*	Inverness Medical Innovations, Inc	58,439
36,906		Johnson & Johnson	2,179,668
6,080		Lubrizol Corp	488,285
48,666		Monsanto Co	2,249,343
14,101		Mosaic Co	549,657

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

22,774	*	Mylan Laboratories, Inc	$388,069
11,658		Nalco Holding Co	238,523
10,652	*	Pactiv Corp	296,658
7,210		Perrigo Co	425,895
2,275		PPG Industries, Inc	137,433
27,345		Praxair, Inc	2,077,947
15,416		Procter & Gamble Co	924,652
5,569		RPM International, Inc	99,351
4,053		Scotts Miracle-Gro Co (Class A)	179,994
5,113		Sherwin-Williams Co	353,768
10,114		Sigma-Aldrich Corp	503,981
4,494	*	United Therapeutics Corp	219,352
5,073	*	Valeant Pharmaceuticals International	265,267
891		Valspar Corp	26,837
17,851	*	Vertex Pharmaceuticals, Inc	587,298
7,991	*	Warner Chilcott plc	182,594

		TOTAL CHEMICALS AND ALLIED PRODUCTS	37,672,254

COAL MINING - 0.1%
1,433	*	Alpha Natural Resources, Inc	48,536
10,256		Arch Coal, Inc	203,171
9,298		Consol Energy, Inc	313,901

		TOTAL COAL MINING	565,608

COMMUNICATIONS - 1.6%
36,043	*	American Tower Corp (Class A)	1,603,914
7,219		CBS Corp (Class B)	93,342
10,068	*	Clearwire Corp (Class A)	73,295
25,876	*	Crown Castle International Corp	964,140
79,129	*	DIRECTV	2,684,055
3,929	*	Equinix, Inc	319,113
10,752		Frontier Communications Corp	76,447
7,292		Global Payments, Inc	266,450
3,265	*	IAC/InterActiveCorp	71,732
55,097	*	Level 3 Communications, Inc	60,056
10,742	*	MetroPCS Communications, Inc	87,977
6,792	*	NeuStar, Inc (Class A)	140,051
11,722	*	NII Holdings, Inc (Class B)	381,199
10,433	*	SBA Communications Corp (Class A)	354,826
18,292		Windstream Corp	193,164

		TOTAL COMMUNICATIONS	7,369,761

DEPOSITORY INSTITUTIONS - 0.3%
1,317		Bank of Hawaii Corp	63,677
118		Capitol Federal Financial	3,913
3,527		Hudson City Bancorp, Inc	43,170
8,608		Northern Trust Corp	401,994
59,992		Western Union Co	894,481

		TOTAL DEPOSITORY INSTITUTIONS	1,407,235

EATING AND DRINKING PLACES - 2.3%
7,980		Brinker International, Inc	115,391

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,192		Burger King Holdings, Inc	$137,953
2,883	*	Chipotle Mexican Grill, Inc (Class A)	394,423
12,776		Darden Restaurants, Inc	496,348
95,967		McDonald’s Corp	6,321,346
66,472		Starbucks Corp	1,615,270
12,086		Wendy’s/Arby’s Group, Inc (Class A)	48,344
41,698		Yum! Brands, Inc	1,627,890

		TOTAL EATING AND DRINKING PLACES	10,756,965

EDUCATIONAL SERVICES - 0.3%
11,671	*	Apollo Group, Inc (Class A)	495,666
6,127	*	Career Education Corp	141,044
5,739		DeVry, Inc	301,240
1,710	*	Education Management Corp	26,078
3,082	*	ITT Educational Services, Inc	255,868
1,291		Strayer Education, Inc	268,386

		TOTAL EDUCATIONAL SERVICES	1,488,282

ELECTRIC, GAS, AND SANITARY SERVICES - 0.4%
14,481	*	Calpine Corp	184,198
670	*	Covanta Holding Corp	11,115
11,806		El Paso Corp	131,165
3,928		ITC Holdings Corp	207,830
889		Ormat Technologies, Inc	25,150
8,663		Republic Services, Inc	257,551
7,548	*	Stericycle, Inc	494,999
5,445	*	Waste Connections, Inc	189,976
21,483		Williams Cos, Inc	392,709

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,894,693

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.9%
20,539	*	Advanced Micro Devices, Inc	150,345
26,945		Altera Corp	668,505
9,694		Ametek, Inc	389,214
15,511		Amphenol Corp (Class A)	609,272
26,581		Analog Devices, Inc	740,547
81,172	*	Apple Computer, Inc	20,417,192
6,219	*	Atheros Communications, Inc	171,271
36,742	*	Atmel Corp	176,362
9,478	*	Avago Technologies Ltd	199,607
853		AVX Corp	10,935
44,397		Broadcom Corp (Class A)	1,463,769
8,264	*	Ciena Corp	104,788
509,698	*	Cisco Systems, Inc	10,861,663
14,948		Cooper Industries plc	657,712
9,450	*	Cree, Inc	567,284
14,621	*	Cypress Semiconductor Corp	146,795
151,796	*	Dell, Inc	1,830,660
4,820	*	Dolby Laboratories, Inc (Class A)	302,166
4,938	*	First Solar, Inc	562,093
2,952	*	Harman International Industries, Inc	88,235
11,538		Harris Corp	480,558

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

209,093		Hewlett-Packard Co	$9,049,544
338,899		Intel Corp	6,591,585
4,271		Intersil Corp (Class A)	51,722
19,233	*	JDS Uniphase Corp	189,253
3,798		Lincoln Electric Holdings, Inc	193,660
20,003		Linear Technology Corp	556,283
48,284	*	Marvell Technology Group Ltd	760,956
26,508		Maxim Integrated Products, Inc	443,479
8,456	*	MEMC Electronic Materials, Inc	83,545
16,345		Microchip Technology, Inc	453,410
19,295		National Semiconductor Corp	259,711
30,590	*	NetApp, Inc	1,141,313
7,460	*	Novellus Systems, Inc	189,186
50,476	*	Nvidia Corp	515,360
38,565	*	ON Semiconductor Corp	246,045
1,080	*	PMC - Sierra, Inc	8,122
7,602	*	Polycom, Inc	226,464
10,643	*	QLogic Corp	176,887
146,334		Qualcomm, Inc	4,805,608
9,857	*	Rambus, Inc	172,695
2,875		Regal-Beloit Corp	160,368
20,511	*	SanDisk Corp	862,898
4,114	*	Silicon Laboratories, Inc	166,864
346,567	*	Sirius XM Radio, Inc	329,065
15,761	*	Skyworks Solutions, Inc	264,627
3,399	*	Sunpower Corp (Class A)	41,128
556		Teleflex, Inc	30,180
49,383		Texas Instruments, Inc	1,149,636
843	*	Thomas & Betts Corp	29,252
6,948	*	Varian Semiconductor Equipment Associates, Inc	199,130
2,844		Whirlpool Corp	249,760
24,671		Xilinx, Inc	623,189

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	70,819,898

ENGINEERING AND MANAGEMENT SERVICES - 1.2%
54,528		Accenture plc	2,107,508
2,791	*	Aecom Technology Corp	64,360
12,736	*	Amylin Pharmaceuticals, Inc	239,437
1,992		Core Laboratories NV	294,039
960		Fluor Corp	40,800
6,076	*	Genpact Ltd	94,360
4,468	*	Gen-Probe, Inc	202,937
8,017	*	Hewitt Associates, Inc (Class A)	276,266
6,734	*	Jacobs Engineering Group, Inc	245,387
626		KBR, Inc	12,733
16,340	*	McDermott International, Inc	353,924
9,265	*	Myriad Genetics, Inc	138,512
28,853		Paychex, Inc	749,312
5,740	*	Regeneron Pharmaceuticals, Inc	128,117
27,607	*	SAIC, Inc	462,141
4,336	*	Shaw Group, Inc	148,378
564		Towers Watson & Co	21,911

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,580,122

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 0.6%
2,733	*	Alliant Techsystems, Inc	$169,610
1,898		Ball Corp	100,271
14,688	*	Crown Holdings, Inc	367,788
39,313		Illinois Tool Works, Inc	1,622,841
3,939		Parker Hannifin Corp	218,457
4,571		Pentair, Inc	147,186
1,959		Valmont Industries, Inc	142,341

		TOTAL FABRICATED METAL PRODUCTS	2,768,494

FOOD AND KINDRED PRODUCTS - 3.7%
9,836		Campbell Soup Co	352,424
140,171		Coca-Cola Co	7,025,370
17,649		Coca-Cola Enterprises, Inc	456,403
3,524		ConAgra Foods, Inc	82,180
6,697		Dr Pepper Snapple Group, Inc	250,401
2,631		Flowers Foods, Inc	64,275
34,733		General Mills, Inc	1,233,716
11,571		H.J. Heinz Co	500,099
5,042	*	Hansen Natural Corp	197,193
7,963		Hershey Co	381,667
20,549		Kellogg Co	1,033,615
5,892		McCormick & Co, Inc	223,660
2,498		Mead Johnson Nutrition Co	125,200
82,720		PepsiCo, Inc	5,041,783
41,407		Sara Lee Corp	583,839

		TOTAL FOOD AND KINDRED PRODUCTS	17,551,825

FOOD STORES - 0.1%
3,278		Kroger Co	64,544
2,570	*	Panera Bread Co (Class A)	193,495
12,334	*	Whole Foods Market, Inc	444,271

		TOTAL FOOD STORES	702,310

FORESTRY - 0.0%
2,120		Rayonier, Inc	93,322

		TOTAL FORESTRY	93,322

FURNITURE AND FIXTURES - 0.1%
4,753		Hill-Rom Holdings, Inc	144,634
496	*	Kinetic Concepts, Inc	18,109
7,848		Leggett & Platt, Inc	157,431
9,728		Masco Corp	104,673
6,457	*	Tempur-Pedic International, Inc	198,553

		TOTAL FURNITURE AND FIXTURES	623,400

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
23,541	*	Bed Bath & Beyond, Inc	872,900
8,569		Williams-Sonoma, Inc	212,683

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,085,583

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

GENERAL BUILDING CONTRACTORS - 0.1%
549	*	NVR, Inc	$359,611

		TOTAL GENERAL BUILDING CONTRACTORS	359,611

GENERAL MERCHANDISE STORES - 2.5%
7,198	*	Big Lots, Inc	230,984
393	*	BJ’s Wholesale Club, Inc	14,545
39,300		Costco Wholesale Corp	2,154,819
6,153	*	Dollar General Corp	169,515
12,055		Family Dollar Stores, Inc	454,353
6,763		JC Penney Co, Inc	145,269
3,615		Macy’s, Inc	64,709
65,697		Target Corp	3,230,321
109,953		Wal-Mart Stores, Inc	5,285,441

		TOTAL GENERAL MERCHANDISE STORES	11,749,956

HEALTH SERVICES - 2.0%
25,148		AmerisourceBergen Corp	798,449
1,043	*	Brookdale Senior Living, Inc	15,645
5,752	*	Community Health Systems, Inc	194,475
5,868	*	Covance, Inc	301,146
9,272	*	DaVita, Inc	578,944
48,894	*	Express Scripts, Inc	2,298,995
21,994	*	Health Management Associates, Inc (Class A)	170,893
9,319	*	Laboratory Corp of America Holdings	702,187
8,861	*	Lincare Holdings, Inc	288,071
10,462		McKesson Corp	702,628
40,757	*	Medco Health Solutions, Inc	2,244,895
1,122		Omnicare, Inc	26,591
3,850	*	Pediatrix Medical Group, Inc	214,099
9,358		Pharmaceutical Product Development, Inc	237,787
11,514		Quest Diagnostics, Inc	573,052
31,627	*	Tenet Healthcare Corp	137,261
550		Universal Health Services, Inc (Class B)	20,983

		TOTAL HEALTH SERVICES	9,506,101

HOLDING AND OTHER INVESTMENT OFFICES - 1.7%
4,129	*	Affiliated Managers Group, Inc	250,919
1,288		AMB Property Corp	30,538
5,137		Apartment Investment & Management Co (Class A)	99,504
6,602		Digital Realty Trust, Inc	380,803
1,611		Equity Residential	67,082
1,043		Essex Property Trust, Inc	101,734
3,274		Federal Realty Investment Trust	230,064
18,053	b	General Growth Properties, Inc	239,383
75,103		iShares Russell 1000 Growth Index Fund	3,442,722
6,180		Plum Creek Timber Co, Inc	213,395
2,589		Prologis	26,227
11,349		Public Storage, Inc	997,691
18,068		Simon Property Group, Inc	1,458,991

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

953		UDR, Inc	$18,231
3,699		Ventas, Inc	173,668
1,295		Vornado Realty Trust	94,470
5,675	*	WABCO Holdings, Inc	178,649

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,004,071

HOTELS AND OTHER LODGING PLACES - 0.6%
328		Choice Hotels International, Inc	9,909
28,212	*	Las Vegas Sands Corp	624,614
24,169		Marriott International, Inc (Class A)	723,619
4,012	*	MGM Mirage	38,676
16,903		Starwood Hotels & Resorts Worldwide, Inc	700,291
6,729		Wynn Resorts Ltd	513,221

		TOTAL HOTELS AND OTHER LODGING PLACES	2,610,330

INDUSTRIAL MACHINERY AND EQUIPMENT - 9.8%
63,612		3M Co	5,024,711
119,831		Applied Materials, Inc	1,440,369
6,707		Bucyrus International, Inc (Class A)	318,247
470		Carlisle Cos, Inc	16,981
56,037		Caterpillar, Inc	3,366,143
390	*	CNH Global NV	8,834
17,891		Cummins, Inc	1,165,241
35,773		Deere & Co	1,991,841
1,268		Diebold, Inc	34,553
7,112		Donaldson Co, Inc	303,327
10,568		Dover Corp	441,637
6,721	*	Dresser-Rand Group, Inc	212,048
3,852		Eaton Corp	252,075
183,374	*	EMC Corp	3,355,744
67,190		Emerson Electric Co	2,935,531
4,252		Flowserve Corp	360,570
10,922	*	FMC Technologies, Inc	575,153
4,421		Gardner Denver, Inc	197,132
220,948		General Electric Co	3,186,070
5,406		Graco, Inc	152,395
5,840		IDEX Corp	166,849
114,393		International Business Machines Corp	14,125,247
26,260		International Game Technology	412,282
11,357		Jabil Circuit, Inc	151,048
56,483		Johnson Controls, Inc	1,517,698
9,179		Joy Global, Inc	459,776
5,450		Kennametal, Inc	138,594
11,516	*	Lam Research Corp	438,299
4,271		Lennox International, Inc	177,545
11,648		Manitowoc Co, Inc	106,463
7,159	*	Micros Systems, Inc	228,157
280	*	Oil States International, Inc	11,082
10,752		Pall Corp	369,546
12,986		Pitney Bowes, Inc	285,173
31,385	*	Seagate Technology, Inc	409,260
856		SPX Corp	45,205

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

14,848	*	Teradata Corp	$452,567
12,560		Textron, Inc	213,143
5,681		Timken Co	147,649
2,978		Toro Co	146,279
6,608		Tyco International Ltd	232,800
11,017	*	Varian Medical Systems, Inc	575,969
4,683	*	Western Digital Corp	141,239
2,951	*	Zebra Technologies Corp (Class A)	74,867

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	46,365,339

INSTRUMENTS AND RELATED PRODUCTS - 5.2%
31,100	*	Agilent Technologies, Inc	884,173
6,172		Alcon, Inc	914,629
27,125		Allergan, Inc	1,580,303
8,485		Bard (C.R.), Inc	657,842
44,326		Baxter International, Inc	1,801,408
20,816		Becton Dickinson & Co	1,407,578
3,445	*	CareFusion Corp	78,202
746		Cooper Cos, Inc	29,683
44,706		Covidien plc	1,796,286
43,534		Danaher Corp	1,615,982
13,090		Dentsply International, Inc	391,522
10,304	*	Edwards Lifesciences Corp	577,230
13,550	*	Flir Systems, Inc	394,170
4,693	*	Fossil, Inc	162,847
612		Garmin Ltd	17,858
5,537		Hillenbrand, Inc	118,436
11,141	*	Illumina, Inc	484,968
3,478	*	Intuitive Surgical, Inc	1,097,726
3,257	*	Itron, Inc	201,348
830		Kla-Tencor Corp	23,140
11,538	*	Life Technologies Corp	545,171
75,562		Medtronic, Inc	2,740,633
3,002	*	Mettler-Toledo International, Inc	335,113
5,098	*	Millipore Corp	543,702
5,233		National Instruments Corp	166,305
4,684		PerkinElmer, Inc	96,818
6,904	*	Resmed, Inc	419,832
12,717		Rockwell Automation, Inc	624,278
7,485		Rockwell Collins, Inc	397,678
8,384		Roper Industries, Inc	469,169
29,157	*	St. Jude Medical, Inc	1,052,276
28,096		Stryker Corp	1,406,486
3,214		Techne Corp	184,644
15,894	*	Teradyne, Inc	154,967
5,116	*	Thoratec Corp	218,607
10,972	*	Trimble Navigation Ltd	307,216
8,290	*	Waters Corp	536,363

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	24,434,589

INSURANCE AGENTS, BROKERS AND SERVICE - 0.3%
2,373		Arthur J. Gallagher & Co	57,854

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,721		Brown & Brown, Inc	$109,500
3,273		Hartford Financial Services Group, Inc	72,431
44,464		Marsh & McLennan Cos, Inc	1,002,664
9,218	*	Verisk Analytics, Inc	275,618

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,518,067

INSURANCE CARRIERS - 0.7%
4,589		ACE Ltd	236,242
39,652		Aflac, Inc	1,691,950
274	*	Arch Capital Group Ltd	20,413
3,323		Axis Capital Holdings Ltd	98,760
445		Endurance Specialty Holdings Ltd	16,701
1,961		Erie Indemnity Co (Class A)	89,226
8,208	*	Genworth Financial, Inc (Class A)	107,279
16,444		Metlife, Inc	620,924
4,954		Travelers Cos, Inc	243,985
1,065		Validus Holdings Ltd	26,007

		TOTAL INSURANCE CARRIERS	3,151,487

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
1,420	*	Corrections Corp of America	27,094

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	27,094

LEATHER AND LEATHER PRODUCTS - 0.2%
27,216		Coach, Inc	994,745

		TOTAL LEATHER AND LEATHER PRODUCTS	994,745

LEGAL SERVICES - 0.0%
3,383	*	FTI Consulting, Inc	147,465

		TOTAL LEGAL SERVICES	147,465

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
2,644	*	Emergency Medical Services Corp (Class A)	129,635

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	129,635

METAL MINING - 1.2%
12,071		Cleveland-Cliffs, Inc	569,268
38,508		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,276,978
42,436		Newmont Mining Corp	2,619,999
687		Royal Gold, Inc	32,976
15,092		Southern Copper Corp (NY)	400,542

		TOTAL METAL MINING	5,899,763

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
211	*	Armstrong World Industries, Inc	6,368
11,586		Hasbro, Inc	476,184
18,880		Mattel, Inc	399,501

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	882,053

MISCELLANEOUS RETAIL - 2.2%
31,180	*	Amazon.com, Inc	3,406,727

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

31,007		Best Buy Co, Inc	$1,049,897
13,470		CVS Corp	394,940
7,592	*	Dick’s Sporting Goods, Inc	188,965
11,401	*	Dollar Tree, Inc	474,603
357	*	KAR Auction Services, Inc	4,416
3,882		MSC Industrial Direct Co (Class A)	196,662
4,502	*	Office Depot, Inc	18,188
10,900		Petsmart, Inc	328,853
4,233	*	Priceline.com, Inc	747,294
65,465		Staples, Inc	1,247,108
11,194		Tiffany & Co	424,365
79,517		Walgreen Co	2,123,104

		TOTAL MISCELLANEOUS RETAIL	10,605,122

MOTION PICTURES - 0.7%
18,543	*	Discovery Communications, Inc (Class A)	662,170
6,617	*	DreamWorks Animation SKG, Inc (Class A)	188,915
42,608		News Corp (Class A)	509,592
1,676		Regal Entertainment Group (Class A)	21,855
8,867	*	Rovi Corp	336,148
7,990		Scripps Networks Interactive (Class A)	322,317
20,950		Time Warner, Inc	605,665
13,533	*	tw telecom inc (Class A)	225,730
10,516		Viacom, Inc (Class B)	329,887

		TOTAL MOTION PICTURES	3,202,279

NONDEPOSITORY INSTITUTIONS - 0.9%
93,555		American Express Co	3,714,133
11,389	*	GLG Partners, Inc	49,884
8,668		Lender Processing Services, Inc	271,395

		TOTAL NONDEPOSITORY INSTITUTIONS	4,035,412

NONMETALLIC MINERALS, EXCEPT FUELS - 0.0%
2,846		Compass Minerals International, Inc	200,017

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	200,017

OIL AND GAS EXTRACTION - 3.8%
5,109		Atlas America, Inc	138,301
1,015	*	Atwood Oceanics, Inc	25,903
10,486		Baker Hughes, Inc	435,903
12,499	*	Cameron International Corp	406,467
7,483		Cimarex Energy Co	535,633
8,162	*	Concho Resources, Inc	451,603
2,486	*	Continental Resources, Inc	110,925
1,993		Diamond Offshore Drilling, Inc	123,945
22,582		EOG Resources, Inc	2,221,391
12,363		Equitable Resources, Inc	446,799
13,101		EXCO Resources, Inc	191,406
711	*	Exterran Holdings, Inc	18,351
6,456	*	Forest Oil Corp	176,636
80,749		Halliburton Co	1,982,388
729	*	Mariner Energy, Inc	15,659

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

10,151	*	Nabors Industries Ltd	$178,861
14,705		Occidental Petroleum Corp	1,134,491
19,210	*	PetroHawk Energy Corp	325,994
6,338	*	Pride International, Inc	141,591
643	*	Quicksilver Resources, Inc	7,073
14,191		Range Resources Corp	569,769
1,599	*	Rowan Cos, Inc	35,082
106,408		Schlumberger Ltd	5,888,618
30,893	*	Southwestern Energy Co	1,193,706
3,812		St. Mary Land & Exploration Co	153,090
500	*	Superior Energy Services	9,335
13,557	*	Ultra Petroleum Corp	599,897
26,616	*	Weatherford International Ltd	349,734
320	*	Whiting Petroleum Corp	25,094

		TOTAL OIL AND GAS EXTRACTION	17,893,645

PAPER AND ALLIED PRODUCTS - 0.5%
30,196		International Paper Co	683,335
29,246		Kimberly-Clark Corp	1,773,185
1,768		Temple-Inland, Inc	36,545

		TOTAL PAPER AND ALLIED PRODUCTS	2,493,065

PERSONAL SERVICES - 0.1%
12,142		H&R Block, Inc	190,508
2,798		Weight Watchers International, Inc	71,881

		TOTAL PERSONAL SERVICES	262,389

PETROLEUM AND COAL PRODUCTS - 5.9%
9,476		Chevron Corp	643,041
50,848		ConocoPhillips	2,496,128
417,640		Exxon Mobil Corp	23,834,715
2,692		Holly Corp	71,553
16,906		Marathon Oil Corp	525,608
1,949		Murphy Oil Corp	96,573
1,927	*	SandRidge Energy, Inc	11,234
3,762		Walter Industries, Inc	228,918

		TOTAL PETROLEUM AND COAL PRODUCTS	27,907,770

PRIMARY METAL INDUSTRIES - 0.6%
1,445		AK Steel Holding Corp	17,224
13,227		Alcoa, Inc	133,064
8,789		Allegheny Technologies, Inc	388,386
3,926		Carpenter Technology Corp	128,891
1,573	*	General Cable Corp	41,920
1,505	*	Gerdau Ameristeel Corp	16,405
2,129		Hubbell, Inc (Class B)	84,500
12,064		Nucor Corp	461,810
12,687		Precision Castparts Corp	1,305,745
686		Reliance Steel & Aluminum Co	24,799
398		Schnitzer Steel Industries, Inc (Class A)	15,602
7,614	*	Titanium Metals Corp	133,930
2,403		United States Steel Corp	92,636

		TOTAL PRIMARY METAL INDUSTRIES	2,844,912

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

PRINTING AND PUBLISHING - 0.4%
4,635		Dun & Bradstreet Corp	$311,101
3,854		John Wiley & Sons, Inc (Class A)	149,034
19,761		McGraw-Hill Cos, Inc	556,075
1,368		Meredith Corp	42,586
9,410	*	MSCI, Inc (Class A)	257,834
962		R.R. Donnelley & Sons Co	15,748
10,807		Thomson Corp	387,215
3,872	*	VistaPrint Ltd	183,881

		TOTAL PRINTING AND PUBLISHING	1,903,474

RAILROAD TRANSPORTATION - 0.1%
5,274	*	Kansas City Southern Industries, Inc	191,710
5,640		Union Pacific Corp	392,036

		TOTAL RAILROAD TRANSPORTATION	583,746

REAL ESTATE - 0.2%
25,353	*	CB Richard Ellis Group, Inc (Class A)	345,054
3,717		Jones Lang LaSalle, Inc	243,984
7,563	*	St. Joe Co	175,159

		TOTAL REAL ESTATE	764,197

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
22,298	*	Goodyear Tire & Rubber Co	221,642
5,629		Tupperware Corp	224,316

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	445,958

SECURITY AND COMMODITY BROKERS - 1.6%
4,613		Ameriprise Financial, Inc	166,668
996		BlackRock, Inc	142,826
10,759		Broadridge Financial Solutions, Inc	204,959
88,163		Charles Schwab Corp	1,250,152
10,664		Eaton Vance Corp	294,433
5,406		Federated Investors, Inc (Class B)	111,958
13,261		Franklin Resources, Inc	1,142,966
2,608		Greenhill & Co, Inc	159,427
938	*	Interactive Brokers Group, Inc (Class A)	15,571
6,665	*	IntercontinentalExchange, Inc	753,345
11,601		Invesco Ltd	195,245
1,499		Janus Capital Group, Inc	13,311
8,109		Lazard Ltd (Class A)	216,591
39,433		Morgan Stanley	915,240
1,920	*	Morningstar, Inc	81,638
1,181	*	Nasdaq Stock Market, Inc	20,998
5,022		NYSE Euronext	138,758
13,032		SEI Investments Co	265,332
23,282		T Rowe Price Group, Inc	1,033,488
20,887	*	TD Ameritrade Holding Corp	319,571
8,038		Waddell & Reed Financial, Inc (Class A)	175,871

		TOTAL SECURITY AND COMMODITY BROKERS	7,618,348

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SPECIAL TRADE CONTRACTORS - 0.0%
3,639	*	Chicago Bridge & Iron Co NV (ADR)	$68,450

		TOTAL SPECIAL TRADE CONTRACTORS	68,450

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
17,413		Corning, Inc	281,220
4,324		Eagle Materials, Inc	112,121
12,435		Gentex Corp	223,581
4,044		Martin Marietta Materials, Inc	342,972
5,658	*	Owens Corning, Inc	169,231
4,554	*	Owens-Illinois, Inc	120,453
2,473	*	USG Corp	29,874

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,279,452

TEXTILE MILL PRODUCTS - 0.0%
597	*	Mohawk Industries, Inc	27,319

		TOTAL TEXTILE MILL PRODUCTS	27,319

TOBACCO PRODUCTS - 1.8%
108,302		Altria Group, Inc	2,170,372
1,511		Fortune Brands, Inc	59,201
139,096		Philip Morris International, Inc	6,376,161

		TOTAL TOBACCO PRODUCTS	8,605,734

TRANSPORTATION BY AIR - 0.3%
9,617	*	AMR Corp	65,203
12,677	*	Continental Airlines, Inc (Class B)	278,894
1,746		Copa Holdings S.A. (Class A)	77,208
71,339	*	Delta Air Lines, Inc	838,234
8,823		Southwest Airlines Co	98,024
10,906	*	UAL Corp	224,227

		TOTAL TRANSPORTATION BY AIR	1,581,790

TRANSPORTATION EQUIPMENT - 4.0%
2,436	*	Autoliv, Inc	116,563
54,845		Boeing Co	3,441,523
596	*	Federal Mogul Corp (Class A)	7,760
297,497	*	Ford Motor Co	2,998,770
3,140		Goodrich Corp	208,025
20,997		Harley-Davidson, Inc	466,763
537		Harsco Corp	12,620
68,541		Honeywell International, Inc	2,675,155
1,241	*	Lear Corp	82,154
21,649		Lockheed Martin Corp	1,612,851
6,304	*	Navistar International Corp	310,157
7,874	*	Oshkosh Truck Corp	245,354
32,546		Paccar, Inc	1,297,609
1,428	*	Spirit Aerosystems Holdings, Inc (Class A)	27,218
2,987		Thor Industries, Inc	70,941

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,239		TransDigm Group, Inc	$216,316
4,732	*	TRW Automotive Holdings Corp	130,461
75,881		United Technologies Corp	4,925,435
664		Westinghouse Air Brake Technologies Corp	26,487

		TOTAL TRANSPORTATION EQUIPMENT	18,872,162

TRANSPORTATION SERVICES - 0.6%
14,801		CH Robinson Worldwide, Inc	823,824
19,036		Expeditors International Washington, Inc	656,932
18,045		FedEx Corp	1,265,135
1,260		GATX Corp	33,617
7,761		UTI Worldwide, Inc	96,081

		TOTAL TRANSPORTATION SERVICES	2,875,589

TRUCKING AND WAREHOUSING - 0.9%
378		Con-way, Inc	11,348
8,268		J.B. Hunt Transport Services, Inc	270,116
4,710		Landstar System, Inc	183,643
63,529		United Parcel Service, Inc (Class B)	3,614,164

		TOTAL TRUCKING AND WAREHOUSING	4,079,271

WATER TRANSPORTATION - 0.1%
14,675		Carnival Corp	443,772
3,652		Frontline Ltd	104,228
308	*	Kirby Corp	11,781
4,565	*	Royal Caribbean Cruises Ltd	103,945

		TOTAL WATER TRANSPORTATION	663,726

WHOLESALE TRADE-DURABLE GOODS - 0.4%
1,357	*	Arrow Electronics, Inc	30,329
9,689	*	BorgWarner, Inc	361,787
1,500	*	Emdeon, Inc	18,795
624	*	Ingram Micro, Inc (Class A)	9,479
12,753	*	LKQ Corp	245,878
8,903		Patterson Cos, Inc	254,003
5,931		Solera Holdings, Inc	214,702
4,483	*	Talecris Biotherapeutics Holdings Corp	94,591
5,545		W.W. Grainger, Inc	551,450
1,314	*	WESCO International, Inc	44,242

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,825,256

WHOLESALE TRADE-NONDURABLE GOODS - 0.8%
7,443		Airgas, Inc	462,955
6,394	*	Allscripts Healthcare Solutions, Inc	102,943
7,059		Brown-Forman Corp (Class B)	403,987
10,767		Cardinal Health, Inc	361,879
9,480	*	Green Mountain Coffee Roasters, Inc	243,636
8,318	*	Henry Schein, Inc	456,658
5,489		Herbalife Ltd	252,768
52,775		Sysco Corp	1,507,781
3,245		Tractor Supply Co	197,848

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,990,455

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES	COMPANY	VALUE

	TOTAL COMMON STOCKS	$473,543,200

	(Cost $486,454,556)

RIGHTS / WARRANTS - 0.0%
EATING AND DRINKING PLACES - 0.0%
20	Krispy Kreme Doughnuts, Inc	2

	TOTAL EATING AND DRINKING PLACES	2

	TOTAL RIGHTS / WARRANTS	2

	(Cost $0)

	TOTAL INVESTMENTS - 99.8%	473,543,202
	(Cost $486,454,556)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	727,660

	NET ASSETS - 100.0%	$474,270,862

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.
b	In bankruptcy.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AMUSEMENT AND RECREATION SERVICES - 1.2%
1,792	*	Electronic Arts, Inc	$25,805
2,685		International Speedway Corp (Class A)	69,166
4,427	*	Madison Square Garden, Inc	87,079
7,230	*	Penn National Gaming, Inc	167,013
200,126		Walt Disney Co	6,303,968

		TOTAL AMUSEMENT AND RECREATION SERVICES	6,653,031

APPAREL AND ACCESSORY STORES - 0.2%
2,121		Abercrombie & Fitch Co (Class A)	65,093
15,792		American Eagle Outfitters, Inc	185,556
15,582		Foot Locker, Inc	196,645
5,727		Gap, Inc	111,447
8,155	*	Kohl’s Corp	387,363

		TOTAL APPAREL AND ACCESSORY STORES	946,104

APPAREL AND OTHER TEXTILE PRODUCTS - 0.1%
8,981		VF Corp	639,268

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	639,268

AUTO REPAIR, SERVICES AND PARKING - 0.0%
2,873	*	Hertz Global Holdings, Inc	27,179
2,553		Ryder System, Inc	102,707

		TOTAL AUTO REPAIR, SERVICES AND PARKING	129,886

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.0%
5,001	*	Autonation, Inc	97,520

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	97,520

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.1%
35,087		Lowe’s Cos, Inc	716,477

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	716,477

BUSINESS SERVICES - 2.7%
3,285		Aaron Rents, Inc	56,075
38,151		Activision Blizzard, Inc	400,204
15,337	*	Amdocs Ltd	411,798
7,399		CA, Inc	136,142
4,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	38,192
15,915		Computer Sciences Corp	720,154
10,447	*	Compuware Corp	83,367
9,341	*	Convergys Corp	91,635
72,979	*	eBay, Inc	1,431,118
12,943		Equifax, Inc	363,181

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,297		Expedia, Inc	$230,938
33,831		Fidelity National Information Services, Inc	907,347
5,188	*	Fiserv, Inc	236,884
280		Interactive Data Corp	9,346
4,966	*	Lamar Advertising Co (Class A)	121,766
8,614		Manpower, Inc	371,953
259,046		Microsoft Corp	5,960,648
6,001	*	Monster Worldwide, Inc	69,912
35,556	*	Novell, Inc	201,958
6,089		Omnicom Group, Inc	208,853
73,929	*	Symantec Corp	1,026,135
13,914	*	Synopsys, Inc	290,385
16,808		Total System Services, Inc	228,589
81,606	*	Yahoo!, Inc	1,128,611

		TOTAL BUSINESS SERVICES	14,725,191

CHEMICALS AND ALLIED PRODUCTS - 14.5%
15,461		Abbott Laboratories	723,266
452	*	Abraxis Bioscience, Inc	33,538
6,583		Alberto-Culver Co	178,333
97,883	*	Amgen, Inc	5,148,646
7,450		Ashland, Inc	345,829
10,588		Avery Dennison Corp	340,192
27,281	*	Biogen Idec, Inc	1,294,483
175,706		Bristol-Myers Squibb Co	4,382,108
6,939		Cabot Corp	167,299
7,651	*	Cephalon, Inc	434,194
1,975		CF Industries Holdings, Inc	125,314
4,986	*	Charles River Laboratories International, Inc	170,571
849		Clorox Co	52,774
8,161		Colgate-Palmolive Co	642,760
4,765		Cytec Industries, Inc	190,552
118,002		Dow Chemical Co	2,799,007
60,633		Du Pont (E.I.) de Nemours & Co	2,097,295
5,869		Eastman Chemical Co	313,170
79,965		Eli Lilly & Co	2,678,828
2,265		FMC Corp	130,079
30,905	*	Forest Laboratories, Inc	847,724
6,520	*	Genzyme Corp	331,020
18,906		Huntsman Corp	163,915
5,999	*	Inverness Medical Innovations, Inc	159,933
239,538		Johnson & Johnson	14,147,115
26,833	*	King Pharmaceuticals, Inc	203,662
318,606		Merck & Co, Inc	11,141,652
5,030	*	Mylan Laboratories, Inc	85,711
5,766	*	NBTY, Inc	196,102
1,576	*	Pactiv Corp	43,892
824,571		Pfizer, Inc	11,758,383
14,211		PPG Industries, Inc	858,487
276,608	d	Procter & Gamble Co	16,590,949
6,569		RPM International, Inc	117,191
3,588		Sherwin-Williams Co	248,254

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

953		Sigma-Aldrich Corp	$47,488
9,189		Valspar Corp	276,773
11,413	*	Watson Pharmaceuticals, Inc	463,025

		TOTAL CHEMICALS AND ALLIED PRODUCTS	79,929,514

COAL MINING - 0.4%
10,644	*	Alpha Natural Resources, Inc	360,512
4,877		Arch Coal, Inc	96,613
12,480		Consol Energy, Inc	421,325
10,527		Massey Energy Co	287,913
27,395		Peabody Energy Corp	1,071,967

		TOTAL COAL MINING	2,238,330

COMMUNICATIONS - 6.9%
10,896	*	AOL, Inc	226,528
603,772		AT&T, Inc	14,605,244
24,053		Cablevision Systems Corp (Class A)	577,513
61,218		CBS Corp (Class B)	791,549
3,901	*	Central European Media Enterprises Ltd (Class A)	77,630
30,698		CenturyTel, Inc	1,022,550
3,548	*	Clearwire Corp (Class A)	25,829
286,804		Comcast Corp (Class A)	4,981,784
20,919		DISH Network Corp (Class A)	379,680
18,680		Frontier Communications Corp	132,815
5,506	*	IAC/InterActiveCorp	120,967
6,121	*	Leap Wireless International, Inc	79,451
111,541	*	Level 3 Communications, Inc	121,580
26,039	*	Liberty Global, Inc (Class A)	676,754
8,249	*	Liberty Media Corp - Capital (Series A)	345,716
5,290	*	Liberty Media Corp - Starz	274,234
61,054	*	Liberty Media Holding Corp (Interactive A)	641,067
13,163	*	MetroPCS Communications, Inc	107,805
3,586	*	NII Holdings, Inc (Class B)	116,617
175,430		Qwest Communications International, Inc	921,008
300,878	*	Sprint Nextel Corp	1,275,722
8,627		Telephone & Data Systems, Inc	262,175
36,216		Time Warner Cable, Inc	1,886,128
1,831	*	US Cellular Corp	75,346
288,880		Verizon Communications, Inc	8,094,417
28,371		Windstream Corp	299,598

		TOTAL COMMUNICATIONS	38,119,707

DEPOSITORY INSTITUTIONS - 13.9%
17,925		Associated Banc-Corp	219,761
8,535		Bancorpsouth, Inc	152,606
1,025,142		Bank of America Corp	14,731,290
3,331		Bank of Hawaii Corp	161,054
123,925		Bank of New York Mellon Corp	3,059,708
70,721		BB&T Corp	1,860,670
2,576		BOK Financial Corp	122,283
1,760		Capitol Federal Financial	58,362
2,161,068	*	Citigroup, Inc	8,125,615

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,455		City National Corp	$228,230
18,018		Comerica, Inc	663,603
7,268		Commerce Bancshares, Inc	261,575
5,459		Cullen/Frost Bankers, Inc	280,593
15,109		East West Bancorp, Inc	230,412
81,200		Fifth Third Bancorp	997,948
553		First Citizens Bancshares, Inc (Class A)	106,358
23,359	*	First Horizon National Corp	267,459
21,647		First Niagara Financial Group, Inc	271,237
20,893		Fulton Financial Corp	201,617
43,829		Hudson City Bancorp, Inc	536,467
73,185		Huntington Bancshares, Inc	405,445
406,533		JPMorgan Chase & Co	14,883,172
89,823		Keycorp	690,739
7,515		M&T Bank Corp	638,399
53,864		Marshall & Ilsley Corp	386,744
44,773		New York Community Bancorp, Inc	683,684
14,747		Northern Trust Corp	688,685
37,972		People’s United Financial, Inc	512,622
53,753		PNC Financial Services Group, Inc	3,037,045
68,447	*	Popular, Inc	183,438
122,743		Regions Financial Corp	807,649
51,258		State Street Corp	1,733,546
51,083		SunTrust Banks, Inc	1,190,234
80,023		Synovus Financial Corp	203,258
14,653		TCF Financial Corp	243,386
8,210		TFS Financial Corp	101,886
196,099		US Bancorp	4,382,813
17,064		Valley National Bancorp	232,412
11,571		Washington Federal, Inc	187,219
496,692		Wells Fargo & Co	12,715,314
9,276		Wilmington Trust Corp	102,871
16,376		Zions Bancorporation	353,230

		TOTAL DEPOSITORY INSTITUTIONS	76,900,639

EATING AND DRINKING PLACES - 0.0%
1,043		Brinker International, Inc	15,082
20,722		Wendy’s/Arby’s Group, Inc (Class A)	82,888

		TOTAL EATING AND DRINKING PLACES	97,970

EDUCATIONAL SERVICES - 0.0%
1,835	*	Education Management Corp	27,984

		TOTAL EDUCATIONAL SERVICES	27,984

ELECTRIC, GAS, AND SANITARY SERVICES - 8.1%
68,445	*	AES Corp	632,432
8,110		AGL Resources, Inc	290,500
17,322		Allegheny Energy, Inc	358,219
11,535		Alliant Energy Corp	366,121
24,336		Ameren Corp	578,467
48,926		American Electric Power Co, Inc	1,580,310
17,809		American Water Works Co, Inc	366,865

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,841		Aqua America, Inc	$244,709
9,903		Atmos Energy Corp	267,777
19,098	*	Calpine Corp	242,927
37,741		Centerpoint Energy, Inc	496,672
23,969		CMS Energy Corp	351,146
28,807		Consolidated Edison, Inc	1,241,582
18,056		Constellation Energy Group, Inc	582,306
12,877	*	Covanta Holding Corp	213,629
60,906		Dominion Resources, Inc	2,359,497
12,163		DPL, Inc	290,696
17,205		DTE Energy Co	784,720
134,188		Duke Energy Corp	2,147,008
33,297		Edison International	1,056,181
57,847		El Paso Corp	642,680
7,588		Energen Corp	336,376
19,594		Entergy Corp	1,403,322
67,489		Exelon Corp	2,562,556
31,620		FirstEnergy Corp	1,113,973
41,674		FPL Group, Inc	2,032,024
14,211		Great Plains Energy, Inc	241,871
9,425		Hawaiian Electric Industries, Inc	214,702
6,811		Integrys Energy Group, Inc	297,913
620		ITC Holdings Corp	32,804
19,085		MDU Resources Group, Inc	344,103
14,882	*	Mirant Corp	157,154
7,518		National Fuel Gas Co	344,926
28,320		NiSource, Inc	410,640
17,993		Northeast Utilities	458,462
26,240	*	NRG Energy, Inc	556,550
11,629		NSTAR	407,015
21,706		NV Energy, Inc	256,348
9,994		OGE Energy Corp	365,381
10,859		Oneok, Inc	469,652
970		Ormat Technologies, Inc	27,441
22,822		Pepco Holdings, Inc	357,849
38,040		PG&E Corp	1,563,444
11,080		Pinnacle West Capital Corp	402,869
38,688		PPL Corp	965,266
29,345		Progress Energy, Inc	1,150,911
51,696		Public Service Enterprise Group, Inc	1,619,636
17,886		Questar Corp	813,634
36,093	*	Reliant Energy, Inc	136,792
23,280		Republic Services, Inc	692,114
11,542		SCANA Corp	412,742
25,571		Sempra Energy	1,196,467
84,246		Southern Co	2,803,706
12,074		Southern Union Co	263,938
21,872		TECO Energy, Inc	329,611
11,393		UGI Corp	289,838
8,825		Vectren Corp	208,800
1,901	*	Waste Connections, Inc	66,326
48,995		Waste Management, Inc	1,533,054

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,313		Westar Energy, Inc	$244,474
35,115		Williams Cos, Inc	641,902
12,238		Wisconsin Energy Corp	620,956
48,095		Xcel Energy, Inc	991,238

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	44,433,224

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.2%
37,279	*	Advanced Micro Devices, Inc	272,882
6,000	*	Atmel Corp	28,800
15,325	*	Avnet, Inc	369,486
4,560		AVX Corp	58,459
9,838	*	CommScope, Inc	233,849
3,784	*	EchoStar Corp (Class A)	72,199
7,159	*	Energizer Holdings, Inc	359,955
12,313	*	Fairchild Semiconductor International, Inc	103,552
3,440	*	Harman International Industries, Inc	102,822
180,300		Intel Corp	3,506,834
7,224	*	International Rectifier Corp	134,439
8,182		Intersil Corp (Class A)	99,084
11,827		L-3 Communications Holdings, Inc	837,825
67,454	*	LSI Logic Corp	310,288
13,571	*	MEMC Electronic Materials, Inc	134,081
87,272	*	Micron Technology, Inc	740,939
13,617		Molex, Inc	248,374
237,501	*	Motorola, Inc	1,548,507
2,191		National Semiconductor Corp	29,491
1,113	*	Novellus Systems, Inc	28,226
21,765	*	PMC - Sierra, Inc	163,673
638		Regal-Beloit Corp	35,588
5,965	*	Sunpower Corp (Class A)	72,177
3,442		Teleflex, Inc	186,832
40,167		Tellabs, Inc	256,667
68,303		Texas Instruments, Inc	1,590,093
4,449	*	Thomas & Betts Corp	154,380
17,585	*	Vishay Intertechnology, Inc	136,108
4,390		Whirlpool Corp	385,530

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,201,140

ENGINEERING AND MANAGEMENT SERVICES - 0.4%
7,167	*	Aecom Technology Corp	165,271
17,168		Fluor Corp	729,640
5,062	*	Jacobs Engineering Group, Inc	184,459
15,638		KBR, Inc	318,077
4,947	*	McDermott International, Inc	107,152
3,656	*	Shaw Group, Inc	125,108
3,627		Towers Watson & Co	140,909
8,179	*	URS Corp	321,844

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,092,460

FABRICATED METAL PRODUCTS - 0.5%
239	*	Alliant Techsystems, Inc	14,832
6,943		Aptargroup, Inc	262,584

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,454		Ball Corp	$393,795
12,307		Commercial Metals Co	162,699
5,037		Crane Co	152,168
11,794		Parker Hannifin Corp	654,095
4,994		Pentair, Inc	160,807
5,906		Snap-On, Inc	241,614
16,587		Stanley Works	837,975

		TOTAL FABRICATED METAL PRODUCTS	2,880,569

FOOD AND KINDRED PRODUCTS - 4.4%
65,709		Archer Daniels Midland Co	1,696,606
14,724		Bunge Ltd	724,274
7,503		Campbell Soup Co	268,832
54,671		Coca-Cola Co	2,740,110
12,602		Coca-Cola Enterprises, Inc	325,888
41,023		ConAgra Foods, Inc	956,656
18,759	*	Constellation Brands, Inc (Class A)	293,016
7,752		Corn Products International, Inc	234,886
18,475	*	Dean Foods Co	186,043
20,586		Del Monte Foods Co	296,233
17,556		Dr Pepper Snapple Group, Inc	656,419
4,854		Flowers Foods, Inc	118,583
27,457		General Mills, Inc	975,273
19,064		H.J. Heinz Co	823,946
1,045	*	Hansen Natural Corp	40,870
6,703		Hershey Co	321,275
6,937		Hormel Foods Corp	280,810
12,172		J.M. Smucker Co	732,998
2,792		Kellogg Co	140,438
163,883		Kraft Foods, Inc (Class A)	4,588,723
6,708		McCormick & Co, Inc	254,636
18,029		Mead Johnson Nutrition Co	903,613
13,469		Molson Coors Brewing Co (Class B)	570,547
70,028		PepsiCo, Inc	4,268,206
5,606	*	Ralcorp Holdings, Inc	307,209
17,156		Reynolds American, Inc	894,171
19,502		Sara Lee Corp	274,978
13,398	*	Smithfield Foods, Inc	199,630
30,577		Tyson Foods, Inc (Class A)	501,157

		TOTAL FOOD AND KINDRED PRODUCTS	24,576,026

FOOD STORES - 0.4%
61,947		Kroger Co	1,219,736
39,700		Safeway, Inc	780,502
22,253		Supervalu, Inc	241,223

		TOTAL FOOD STORES	2,241,461

FORESTRY - 0.2%
5,761		Rayonier, Inc	253,599
21,617		Weyerhaeuser Co	760,919

		TOTAL FORESTRY	1,014,518

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND FIXTURES - 0.1%
1,111		Hill-Rom Holdings, Inc	$33,808
5,828	*	Kinetic Concepts, Inc	212,780
6,236		Leggett & Platt, Inc	125,094
25,339		Masco Corp	272,648

		TOTAL FURNITURE AND FIXTURES	644,330

FURNITURE AND HOME FURNISHINGS STORES - 0.1%
15,437	*	GameStop Corp (Class A)	290,062
12,693		RadioShack Corp	247,640

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	537,702

GENERAL BUILDING CONTRACTORS - 0.2%
28,595		DR Horton, Inc	281,089
7,676		KB Home	84,436
16,286		Lennar Corp (Class A)	226,538
3,804		MDC Holdings, Inc	102,518
33,959	*	Pulte Homes, Inc	281,180
14,449	*	Toll Brothers, Inc	236,386

		TOTAL GENERAL BUILDING CONTRACTORS	1,212,147

GENERAL MERCHANDISE STORES - 1.0%
5,368	*	BJ’s Wholesale Club, Inc	198,670
16,305		JC Penney Co, Inc	350,231
38,871		Macy’s, Inc	695,791
4,642	*	Sears Holdings Corp	300,105
82,098		Wal-Mart Stores, Inc	3,946,451

		TOTAL GENERAL MERCHANDISE STORES	5,491,248

HEALTH SERVICES - 0.4%
7,505	*	Brookdale Senior Living, Inc	112,575
2,990	*	Community Health Systems, Inc	101,092
15,108	*	Coventry Health Care, Inc	267,109
5,942	*	LifePoint Hospitals, Inc	186,579
15,694		McKesson Corp	1,054,010
11,072		Omnicare, Inc	262,406
276	*	Pediatrix Medical Group, Inc	15,348
1,960		Quest Diagnostics, Inc	97,549
14,739	*	Tenet Healthcare Corp	63,967
8,561		Universal Health Services, Inc (Class B)	326,603

		TOTAL HEALTH SERVICES	2,487,238

HOLDING AND OTHER INVESTMENT OFFICES - 6.5%
4,162		Alexandria Real Estate Equities, Inc	263,746
15,594		AMB Property Corp	369,734
57,188		Annaly Mortgage Management, Inc	980,774
6,323		Apartment Investment & Management Co (Class A)	122,477
8,507		AvalonBay Communities, Inc	794,299
176,717	*	Berkshire Hathaway, Inc (Class B)	14,082,577
14,206		Boston Properties, Inc	1,013,456
12,589		Brandywine Realty Trust	135,332

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,789		BRE Properties, Inc (Class A)	$250,718
6,727		Camden Property Trust	274,798
6,168		Corporate Office Properties Trust	232,904
19,949		Developers Diversified Realty Corp	197,495
433		Digital Realty Trust, Inc	24,975
12,862		Douglas Emmett, Inc	182,898
23,398		Duke Realty Corp	265,567
27,058		Equity Residential	1,126,695
1,880		Essex Property Trust, Inc	183,375
2,618		Federal Realty Investment Trust	183,967
4,603	b	General Growth Properties, Inc	61,036
29,203		HCP, Inc	941,797
12,414		Health Care REIT, Inc	522,878
12,889		Hospitality Properties Trust	271,958
67,799		Host Marriott Corp	913,931
25,845		HRPT Properties Trust	160,497
82,000		iShares Russell 1000 Value Index Fund	4,445,219
41,446		Kimco Realty Corp	557,034
11,782		Liberty Property Trust	339,911
13,250		Macerich Co	494,490
8,254		Mack-Cali Realty Corp	245,391
12,131		Nationwide Health Properties, Inc	433,926
4,500		Piedmont Office Realty Trust, Inc	84,285
9,791		Plum Creek Timber Co, Inc	338,083
45,657		Prologis	462,505
1,335		Public Storage, Inc	117,360
10,669		Realty Income Corp	323,591
8,601		Regency Centers Corp	295,874
13,164		Senior Housing Properties Trust	264,728
9,337		Simon Property Group, Inc	753,963
8,072		SL Green Realty Corp	444,283
5,576		Taubman Centers, Inc	209,825
15,803		UDR, Inc	302,311
11,667		Ventas, Inc	547,766
33,903		Virgin Media, Inc	565,841
15,023		Vornado Realty Trust	1,095,928
11,533		Weingarten Realty Investors	219,704

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	36,099,902

HOTELS AND OTHER LODGING PLACES - 0.1%
2,371		Choice Hotels International, Inc	71,628
4,452	*	Hyatt Hotels Corp	165,125
23,457	*	MGM Mirage	226,125
18,393		Wyndham Worldwide Corp	370,435

		TOTAL HOTELS AND OTHER LODGING PLACES	833,313

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.5%
9,515	*	AGCO Corp	256,620
45,334	*	Brocade Communications Systems, Inc	233,923
5,761		Carlisle Cos, Inc	208,145
2,175	*	CNH Global NV	49,264
2,428		Deere & Co	135,191

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,299		Diebold, Inc	$144,398
6,554		Dover Corp	273,892
821	*	Dresser-Rand Group, Inc	25,903
12,655		Eaton Corp	828,143
848		Flowserve Corp	71,910
345		Gardner Denver, Inc	15,384
837,821		General Electric Co	12,081,378
1,628		IDEX Corp	46,512
32,886		Ingersoll-Rand plc	1,134,238
18,752		ITT Industries, Inc	842,340
5,387		Jabil Circuit, Inc	71,647
3,922		Johnson Controls, Inc	105,384
2,114		Kennametal, Inc	53,759
8,060	*	Lexmark International, Inc (Class A)	266,222
30,774		Northrop Grumman Corp	1,675,337
4,800	*	Oil States International, Inc	189,984
6,374		Pitney Bowes, Inc	139,973
38,940		Raytheon Co	1,884,306
13,832	*	Seagate Technology, Inc	180,369
4,106		SPX Corp	216,838
11,064	*	Terex Corp	207,339
13,827		Textron, Inc	234,644
2,318		Timken Co	60,245
44,603		Tyco International Ltd	1,571,364
18,047	*	Western Digital Corp	544,298
140,901		Xerox Corp	1,132,844
2,517	*	Zebra Technologies Corp (Class A)	63,856

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	24,945,650

INSTRUMENTS AND RELATED PRODUCTS - 1.6%
10,182		Baxter International, Inc	413,796
7,111		Beckman Coulter, Inc	428,722
1,991	*	Bio-Rad Laboratories, Inc (Class A)	172,202
154,913	*	Boston Scientific Corp	898,495
14,536	*	CareFusion Corp	329,967
3,825		Cooper Cos, Inc	152,197
4,216		Danaher Corp	156,498
10,655		Garmin Ltd	310,913
26,457	*	Hologic, Inc	368,546
151	*	Itron, Inc	9,335
16,423		Kla-Tencor Corp	457,873
5,444	*	Life Technologies Corp	257,229
26,000		Medtronic, Inc	943,020
6,648		PerkinElmer, Inc	137,414
7,621		Rockwell Collins, Inc	404,904
41,896	*	Thermo Electron Corp	2,054,999
20,780	*	Zimmer Holdings, Inc	1,123,159

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,619,269

INSURANCE AGENTS, BROKERS AND SERVICE - 0.5%
27,632		AON Corp	1,025,699
7,947		Arthur J. Gallagher & Co	193,748

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,386		Brown & Brown, Inc	$103,088
41,574		Hartford Financial Services Group, Inc	920,033
4,558		Marsh & McLennan Cos, Inc	102,783
779		White Mountains Insurance Group Ltd	252,552

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,597,903

INSURANCE CARRIERS - 6.2%
29,345		ACE Ltd	1,510,681
43,386		Aetna, Inc	1,144,523
2,642		Aflac, Inc	112,734
637	*	Alleghany Corp	186,832
5,073		Allied World Assurance Holdings Ltd	230,213
55,079		Allstate Corp	1,582,420
8,796		American Financial Group, Inc	240,307
12,359	*	American International Group, Inc	425,644
752		American National Insurance Co	60,889
5,053	*	Arch Capital Group Ltd	376,449
7,890		Aspen Insurance Holdings Ltd	195,199
11,421		Assurant, Inc	396,309
18,736		Assured Guaranty Ltd	248,627
9,421		Axis Capital Holdings Ltd	279,992
33,389		Chubb Corp	1,669,783
28,262		Cigna Corp	877,818
15,125		Cincinnati Financial Corp	391,284
2,702	*	CNA Financial Corp	69,063
4,146		Endurance Specialty Holdings Ltd	155,599
876		Erie Indemnity Co (Class A)	39,858
6,021		Everest Re Group Ltd	425,805
23,464		Fidelity National Title Group, Inc (Class A)	304,797
10,577		First American Corp	186,790
40,554	*	Genworth Financial, Inc (Class A)	530,041
4,274		Hanover Insurance Group, Inc	185,919
12,174		HCC Insurance Holdings, Inc	301,428
10,153	*	Health Net, Inc	247,429
17,293	*	Humana, Inc	789,771
19,902	*	Leucadia National Corp	388,288
30,552		Lincoln National Corp	742,108
32,422		Loews Corp	1,079,977
1,024	*	Markel Corp	348,160
13,921	*	MBIA, Inc	78,097
2,689		Mercury General Corp	111,432
41,360		Metlife, Inc	1,561,754
24,607		Old Republic International Corp	298,483
2,974		OneBeacon Insurance Group Ltd (Class A)	42,588
7,993		PartnerRe Ltd	560,629
32,672		Principal Financial Group	765,832
68,503		Progressive Corp	1,282,376
9,097		Protective Life Corp	194,585
47,270		Prudential Financial, Inc	2,536,507
7,479		Reinsurance Group of America, Inc (Class A)	341,865
5,917		RenaissanceRe Holdings Ltd	332,950
5,009		Stancorp Financial Group, Inc	203,065

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

3,581		Symetra Financial Corp	$42,972
8,618		Torchmark Corp	426,677
6,387		Transatlantic Holdings, Inc	306,321
44,743		Travelers Cos, Inc	2,203,592
116,253		UnitedHealth Group, Inc	3,301,584
5,211		Unitrin, Inc	133,402
34,012		UnumProvident Corp	738,060
7,449		Validus Holdings Ltd	181,905
12,907		W.R. Berkley Corp	341,519
43,604	*	WellPoint, Inc	2,133,543
126		Wesco Financial Corp	40,723
34,962		XL Capital Ltd	559,742

		TOTAL INSURANCE CARRIERS	34,444,940

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
9,600	*	Corrections Corp of America	183,168

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	183,168

LEGAL SERVICES - 0.0%
914	*	FTI Consulting, Inc	39,841

		TOTAL LEGAL SERVICES	39,841

METAL MINING - 0.0%
4,076		Royal Gold, Inc	195,648

		TOTAL METAL MINING	195,648

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.1%
1,721	*	Armstrong World Industries, Inc	51,940
4,522	*	Intrepid Potash, Inc	88,496
9,198		Jarden Corp	247,150
15,255		Mattel, Inc	322,795

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	710,381

MISCELLANEOUS RETAIL - 0.8%
122,885		CVS Corp	3,602,989
2,358	*	KAR Auction Services, Inc	29,168
26,228	*	Office Depot, Inc	105,961
8,844	*	Signet Jewelers Ltd	243,210
8,890		Walgreen Co	237,363

		TOTAL MISCELLANEOUS RETAIL	4,218,691

MOTION PICTURES - 1.2%
7,807	*	Discovery Communications, Inc (Class A)	278,788
184,693		News Corp (Class A)	2,208,928
5,758		Regal Entertainment Group (Class A)	75,084
92,470		Time Warner, Inc	2,673,308
50,145		Viacom, Inc (Class B)	1,573,049

		TOTAL MOTION PICTURES	6,809,157

NONDEPOSITORY INSTITUTIONS - 0.8%
6,729	*	AmeriCredit Corp	122,602

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,571		Ares Capital Corp	$245,225
46,635		Capital One Financial Corp	1,879,391
32,958		CapitalSource, Inc	156,880
78,766		Chimera Investment Corp	284,345
20,326	*	CIT Group, Inc	688,238
55,585		Discover Financial Services	777,078
49,630	*	SLM Corp	515,656

		TOTAL NONDEPOSITORY INSTITUTIONS	4,669,415

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
13,050		Vulcan Materials Co	571,982

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	571,982

OIL AND GAS EXTRACTION - 4.8%
50,552		Anadarko Petroleum Corp	1,824,422
34,474		Apache Corp	2,902,366
1,993		Atlas America, Inc	53,951
4,579	*	Atwood Oceanics, Inc	116,856
32,014		Baker Hughes, Inc	1,330,822
10,612		Cabot Oil & Gas Corp	332,368
10,705	*	Cameron International Corp	348,127
66,503		Chesapeake Energy Corp	1,393,238
7,333	*	Cobalt International Energy, Inc	54,631
4,796	*	Comstock Resources, Inc	132,945
289	*	Continental Resources, Inc	12,895
41,038	*	Denbury Resources, Inc	600,796
45,665		Devon Energy Corp	2,781,912
4,761		Diamond Offshore Drilling, Inc	296,087
1,020		Equitable Resources, Inc	36,863
5,529	*	Exterran Holdings, Inc	142,703
4,259	*	Forest Oil Corp	116,526
9,614		Helmerich & Payne, Inc	351,103
9,611	*	Mariner Energy, Inc	206,444
17,752	*	Nabors Industries Ltd	312,790
42,809		National Oilwell Varco, Inc	1,415,694
13,642	*	Newfield Exploration Co	666,548
17,839		Noble Energy, Inc	1,076,227
66,140		Occidental Petroleum Corp	5,102,702
5,640	*	Oceaneering International, Inc	253,236
15,715		Patterson-UTI Energy, Inc	202,252
8,330	*	PetroHawk Energy Corp	141,360
11,843		Pioneer Natural Resources Co	704,066
14,276	*	Plains Exploration & Production Co	294,228
10,842	*	Pride International, Inc	242,210
11,323	*	Quicksilver Resources, Inc	124,553
9,780	*	Rowan Cos, Inc	214,573
2,306	*	SEACOR Holdings, Inc	162,942
25,234		Smith International, Inc	950,060
2,060		St. Mary Land & Exploration Co	82,730
7,632	*	Superior Energy Services	142,489
5,319		Tidewater, Inc	205,952
4,175	*	Unit Corp	169,463

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

44,939	*	Weatherford International Ltd	$590,498
4,843	*	Whiting Petroleum Corp	379,788

		TOTAL OIL AND GAS EXTRACTION	26,469,416

PAPER AND ALLIED PRODUCTS - 0.5%
11,466		Bemis Co	309,582
4,135		Domtar Corporation	203,235
3,531		Greif, Inc (Class A)	196,112
9,903		International Paper Co	224,105
8,744		Kimberly-Clark Corp	530,149
17,446		MeadWestvaco Corp	387,301
10,366		Packaging Corp of America	228,259
10,628		Sonoco Products Co	323,941
8,961		Temple-Inland, Inc	185,224

		TOTAL PAPER AND ALLIED PRODUCTS	2,587,908

PERSONAL SERVICES - 0.1%
13,227		Cintas Corp	317,051
19,749		H&R Block, Inc	309,862
26,398		Service Corp International	195,345

		TOTAL PERSONAL SERVICES	822,258

PETROLEUM AND COAL PRODUCTS - 4.7%
194,359		Chevron Corp	13,189,201
93,825		ConocoPhillips	4,605,869
42,225		Exxon Mobil Corp	2,409,796
10,811		Frontier Oil Corp	145,408
29,925		Hess Corp	1,506,425
1,473		Holly Corp	39,152
53,138		Marathon Oil Corp	1,652,060
17,427		Murphy Oil Corp	863,508
14,812	*	SandRidge Energy, Inc	86,354
12,414		Sunoco, Inc	431,635
14,395		Tesoro Corp	167,990
57,815		Valero Energy Corp	1,039,514
1,175		Walter Industries, Inc	71,499

		TOTAL PETROLEUM AND COAL PRODUCTS	26,208,411

PIPELINES, EXCEPT NATURAL GAS - 0.2%
66,737		Spectra Energy Corp	1,339,412

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,339,412

PRIMARY METAL INDUSTRIES - 0.6%
9,551		AK Steel Holding Corp	113,848
88,864		Alcoa, Inc	893,972
3,503	*	General Cable Corp	93,355
12,636	*	Gerdau Ameristeel Corp	137,732
3,907		Hubbell, Inc (Class B)	155,069
18,446		Nucor Corp	706,113
6,675		Reliance Steel & Aluminum Co	241,301
1,778		Schnitzer Steel Industries, Inc (Class A)	69,698

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,344		Steel Dynamics, Inc	$294,717
11,890		United States Steel Corp	458,360

		TOTAL PRIMARY METAL INDUSTRIES	3,164,165

PRINTING AND PUBLISHING - 0.4%
24,604		Gannett Co, Inc	331,170
336		John Wiley & Sons, Inc (Class A)	12,993
9,599		McGraw-Hill Cos, Inc	270,116
2,342		Meredith Corp	72,906
13,832	*	New York Times Co (Class A)	119,647
19,380		R.R. Donnelley & Sons Co	317,251
25,831		Thomson Corp	925,524
618		Washington Post Co (Class B)	253,677

		TOTAL PRINTING AND PUBLISHING	2,303,284

RAILROAD TRANSPORTATION - 1.3%
39,765		CSX Corp	1,973,537
4,564	*	Kansas City Southern Industries, Inc	165,901
37,575		Norfolk Southern Corp	1,993,354
45,253		Union Pacific Corp	3,145,536

		TOTAL RAILROAD TRANSPORTATION	7,278,328

REAL ESTATE - 0.0%
13,015	*	Forest City Enterprises, Inc (Class A)	147,329
973	*	St. Joe Co	22,535

		TOTAL REAL ESTATE	169,864

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
28,415		Newell Rubbermaid, Inc	415,996
16,789		Sealed Air Corp	331,079

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	747,075

SECURITY AND COMMODITY BROKERS - 2.7%
21,022		Ameriprise Financial, Inc	759,525
2,351		BlackRock, Inc	337,133
1,326		Broadridge Financial Solutions, Inc	25,260
6,711		CME Group, Inc	1,889,482
22,481	*	E*Trade Financial Corp	265,725
2,893		Federated Investors, Inc (Class B)	59,914
52,600		Goldman Sachs Group, Inc	6,904,803
2,724	*	Interactive Brokers Group, Inc (Class A)	45,218
31,463		Invesco Ltd	529,522
17,090		Janus Capital Group, Inc	151,759
11,900		Jefferies Group, Inc	250,852
16,878		Legg Mason, Inc	473,090
97,667		Morgan Stanley	2,266,852
12,480	*	Nasdaq Stock Market, Inc	221,894
20,909		NYSE Euronext	577,716
10,158		Raymond James Financial, Inc	250,801

		TOTAL SECURITY AND COMMODITY BROKERS	15,009,546

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SPECIAL TRADE CONTRACTORS - 0.1%
6,130	*	Chicago Bridge & Iron Co NV (ADR)	$115,305
21,743	*	Quanta Services, Inc	448,993

		TOTAL SPECIAL TRADE CONTRACTORS	564,298

STONE, CLAY, AND GLASS PRODUCTS - 0.5%
139,540		Corning, Inc	2,253,570
5,388	*	Owens Corning, Inc	161,155
11,657	*	Owens-Illinois, Inc	308,328
4,583	*	USG Corp	55,363

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,778,416

TEXTILE MILL PRODUCTS - 0.0%
5,086	*	Mohawk Industries, Inc	232,735

		TOTAL TEXTILE MILL PRODUCTS	232,735

TOBACCO PRODUCTS - 0.9%
88,508		Altria Group, Inc	1,773,701
13,679		Fortune Brands, Inc	535,943
15,497		Lorillard, Inc	1,115,474
29,898		Philip Morris International, Inc	1,370,524

		TOTAL TOBACCO PRODUCTS	4,795,642

TRANSPORTATION BY AIR - 0.2%
23,036	*	AMR Corp	156,184
1,132		Copa Holdings S.A. (Class A)	50,057
65,619		Southwest Airlines Co	729,027
4,312	*	UAL Corp	88,655

		TOTAL TRANSPORTATION BY AIR	1,023,923

TRANSPORTATION EQUIPMENT - 1.2%
5,757	*	Autoliv, Inc	275,472
9,825	*	BE Aerospace, Inc	249,850
14,963		Boeing Co	938,928
1,308	*	Federal Mogul Corp (Class A)	17,030
35,315		General Dynamics Corp	2,068,046
16,453		Genuine Parts Co	649,071
9,194		Goodrich Corp	609,103
7,615		Harsco Corp	178,953
3,342	*	Lear Corp	221,240
6,788		Lockheed Martin Corp	505,706
9,202	*	Spirit Aerosystems Holdings, Inc (Class A)	175,390
8,480		Trinity Industries, Inc	150,266
2,584	*	TRW Automotive Holdings Corp	71,241
7,604		United Technologies Corp	493,576
4,136		Westinghouse Air Brake Technologies Corp	164,985

		TOTAL TRANSPORTATION EQUIPMENT	6,768,857

TRANSPORTATION SERVICES - 0.2%
11,414		FedEx Corp	800,235
3,220		GATX Corp	85,910

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,400		UTI Worldwide, Inc	$17,332

		TOTAL TRANSPORTATION SERVICES	903,477

TRUCKING AND WAREHOUSING - 0.0%
5,066		Con-way, Inc	152,081

		TOTAL TRUCKING AND WAREHOUSING	152,081

WATER TRANSPORTATION - 0.3%
4,299		Alexander & Baldwin, Inc	128,024
27,609		Carnival Corp	834,895
1,024		Frontline Ltd	29,225
5,114	*	Kirby Corp	195,611
8,253	*	Royal Caribbean Cruises Ltd	187,921
4,340		Teekay Corp	113,578

		TOTAL WATER TRANSPORTATION	1,489,254

WHOLESALE TRADE-DURABLE GOODS - 0.1%
10,994	*	Arrow Electronics, Inc	245,716
1,015	*	BorgWarner, Inc	37,900
600	*	Emdeon, Inc	7,518
16,213	*	Ingram Micro, Inc (Class A)	246,275
5,411	*	Tech Data Corp	192,740
2,676	*	WESCO International, Inc	90,101

		TOTAL WHOLESALE TRADE-DURABLE GOODS	820,250

WHOLESALE TRADE-NONDURABLE GOODS - 0.2%
2,684		Brown-Forman Corp (Class B)	153,605
24,318		Cardinal Health, Inc	817,329
7,158	*	Central European Distribution Corp	153,038
11,932	*	Endo Pharmaceuticals Holdings, Inc	260,356

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,384,328

		TOTAL COMMON STOCKS	552,985,872

		(Cost $692,588,192)

		TOTAL INVESTMENTS - 99.5%	552,985,872
		(Cost $692,588,192)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	2,578,372

		NET ASSETS - 100.0%	$555,564,244

Abbreviation(s):
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.
d	All or a portion of these securities has been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $89,940.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AGRICULTURAL PRODUCTION-CROPS - 0.0%
6,012	*	Chiquita Brands International, Inc	$73,046
406		Griffin Land & Nurseries, Inc (Class A)	10,312
1,183		Limoneira Co	25,742

		TOTAL AGRICULTURAL PRODUCTION-CROPS	109,100

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.0%
1,890		Cal-Maine Foods, Inc	60,348
6,880	*	Pilgrim’s Pride Corp	45,202
46		Seaboard Corp	69,459

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	175,009

AGRICULTURAL SERVICES - 0.0%
1,229	*	Cadiz, Inc	14,834
1,190		Calavo Growers, Inc	21,372
12,221	*	VCA Antech, Inc	302,592

		TOTAL AGRICULTURAL SERVICES	338,798

AMUSEMENT AND RECREATION SERVICES - 0.6%
7,720	*	Bally Technologies, Inc	250,051
1,530		Churchill Downs, Inc	50,184
46,311	*	Electronic Arts, Inc	666,878
4,311		International Speedway Corp (Class A)	111,051
5,772	*	Life Time Fitness, Inc	183,492
19,417	*	Live Nation, Inc	202,908
8,414	*	Madison Square Garden, Inc	165,503
3,462	*	Multimedia Games, Inc	15,579
9,576	*	Penn National Gaming, Inc	221,206
8,518	*	Pinnacle Entertainment, Inc	80,580
2,017		Speedway Motorsports, Inc	27,351
276,186		Walt Disney Co	8,699,859
7,228	*	Warner Music Group Corp	35,128
731	*	Westwood One, Inc	7,215
7,775	*	WMS Industries, Inc	305,169
3,050		World Wrestling Entertainment, Inc (Class A)	47,458

		TOTAL AMUSEMENT AND RECREATION SERVICES	11,069,612

APPAREL AND ACCESSORY STORES - 0.8%
12,454		Abercrombie & Fitch Co (Class A)	382,213
13,185	*	Aeropostale, Inc	377,618
6,389	*	American Apparel, Inc	11,692
28,795		American Eagle Outfitters, Inc	338,341
8,288	*	AnnTaylor Stores Corp	134,846
4,228		Bebe Stores, Inc	27,059
6,047		Brown Shoe Co, Inc	91,793

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,614		Buckle, Inc	$117,166
8,432	*	Carter’s, Inc	221,340
6,034	*	Casual Male Retail Group, Inc	20,636
3,914		Cato Corp (Class A)	86,186
17,178	*	Charming Shoppes, Inc	64,418
25,165		Chico’s FAS, Inc	248,630
3,790	*	Children’s Place Retail Stores, Inc	166,836
4,288		Christopher & Banks Corp	26,543
1,998	*	Citi Trends, Inc	65,814
9,173	*	Collective Brands, Inc	144,933
637	*	Destination Maternity Corp	16,116
8,380	*	Dress Barn, Inc	199,528
1,659	*	DSW, Inc (Class A)	37,261
2,217	*	Express Parent LLC	36,292
7,137		Finish Line, Inc (Class A)	99,418
22,358		Foot Locker, Inc	282,158
64,838		Gap, Inc	1,261,748
7,426		Hot Topic, Inc	37,724
7,387	*	J Crew Group, Inc	271,915
2,715	*	JOS A Bank Clothiers, Inc	146,583
43,316	*	Kohl’s Corp	2,057,511
37,701		Limited Brands, Inc	832,061
4,007	*	New York & Co, Inc	9,176
23,700		Nordstrom, Inc	762,903
12,514	*	Pacific Sunwear Of California, Inc	40,045
17,262		Ross Stores, Inc	919,892
2,054	*	Rue21, Inc	62,318
1,157	*	Shoe Carnival, Inc	23,730
4,767		Stage Stores, Inc	50,912
9,939	*	Talbots, Inc	102,471
57,563		TJX Companies, Inc	2,414,769
4,554	*	Under Armour, Inc (Class A)	150,874
17,197	*	Urban Outfitters, Inc	591,405
15,462	*	Wet Seal, Inc (Class A)	56,436

		TOTAL APPAREL AND ACCESSORY STORES	12,989,310

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
1,613		Columbia Sportswear Co	75,279
1,858	*	G-III Apparel Group Ltd	42,530
8,715		Guess ?, Inc	272,257
4,267	*	Gymboree Corp	182,244
13,387	*	Hanesbrands, Inc	322,091
5,728	*	Joe’s Jeans, Inc	11,341
12,238		Jones Apparel Group, Inc	193,972
14,065	*	Liz Claiborne, Inc	59,354
3,109	*	Maidenform Brands, Inc	63,299
50,800		Nike, Inc (Class B)	3,431,540
7,985		Phillips-Van Heusen Corp	369,466
7,897		Polo Ralph Lauren Corp (Class A)	576,165
19,414	*	Quiksilver, Inc	71,832
3,757	*	True Religion Apparel, Inc	82,917
12,425		VF Corp	884,412

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,251	*	Warnaco Group, Inc	$225,911

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	6,864,610

AUTO REPAIR, SERVICES AND PARKING - 0.0%
1,268	*	Amerco, Inc	69,803
4,077	*	Dollar Thrifty Automotive Group, Inc	173,721
26,432	*	Hertz Global Holdings, Inc	250,046
1,859	*	Midas, Inc	14,259
2,626		Monro Muffler, Inc	103,806
7,498		Ryder System, Inc	301,645
2,221	*	Standard Parking Corp	35,158
5,504	*	Wright Express Corp	163,469

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,111,907

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
12,410		Advance Auto Parts	622,734
1,425	*	America’s Car-Mart, Inc	32,248
4,123	*	Asbury Automotive Group, Inc	43,456
10,464	*	Autonation, Inc	204,048
3,931	*	Autozone, Inc	759,548
31,651	*	Carmax, Inc	629,855
10,419	*	Copart, Inc	373,104
2,885		Lithia Motors, Inc (Class A)	17,829
3,015	*	MarineMax, Inc	20,924
19,479	*	O’Reilly Automotive, Inc	926,422
5,394	*	Penske Auto Group, Inc	61,276
4,701	*	Rush Enterprises, Inc (Class A)	62,805
4,881	*	Sonic Automotive, Inc (Class A)	41,781
1,757	*	US Auto Parts Network, Inc	10,542

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,806,572

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.8%
10,284	*	Builders FirstSource, Inc	24,682
18,687		Fastenal Co	937,900
238,979		Home Depot, Inc	6,708,141
203,682		Lowe’s Cos, Inc	4,159,186
2,939	*	Lumber Liquidators, Inc	68,567

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	11,898,476

BUSINESS SERVICES - 7.2%
2,446	*	3D Systems Corp	30,697
10,419		Aaron Rents, Inc	177,852
6,589		ABM Industries, Inc	138,040
4,474	*	Acacia Research (Acacia Technologies)	63,665
5,144	*	ACI Worldwide, Inc	100,154
73,259		Activision Blizzard, Inc	768,487
5,557	*	Actuate Corp	24,729
9,361	*	Acxiom Corp	137,513
3,058		Administaff, Inc	73,881
74,285	*	Adobe Systems, Inc	1,963,353
2,298	*	Advent Software, Inc	107,914
7,264		Aircastle Ltd	57,022

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,289	*	Akamai Technologies, Inc	$985,405
7,623	*	Alliance Data Systems Corp	453,721
29,162	*	Amdocs Ltd	783,000
5,308	*	American Reprographics Co	46,339
2,477	*	American Software, Inc (Class A)	11,444
4,810	*	AMN Healthcare Services, Inc	35,979
2,627	*	Ancestry.com, Inc	46,288
12,802	*	Ansys, Inc	519,377
3,422	*	APAC Customer Services, Inc	19,505
3,798		Arbitron, Inc	97,343
3,488	*	ArcSight, Inc	78,096
12,454	*	Ariba, Inc	198,392
23,249	*	Art Technology Group, Inc	79,512
8,648	*	Aspen Technology, Inc	94,177
1,920	*	Asset Acceptance Capital Corp	7,949
4,866	*	athenahealth, Inc	127,149
32,338	*	Autodesk, Inc	787,754
71,006		Automatic Data Processing, Inc	2,858,701
14,877	*	Avis Budget Group, Inc	146,092
1,044		Barrett Business Services, Inc	12,946
8,068		BGC Partners, Inc (Class A)	41,227
6,491		Blackbaud, Inc	141,309
5,094	*	Blackboard, Inc	190,159
5,667	*	Blue Coat Systems, Inc	115,777
25,645	*	BMC Software, Inc	888,086
3,413	*	Bottomline Technologies, Inc	44,471
13,957	*	BPZ Energy, Inc	57,922
6,664		Brady Corp (Class A)	166,067
6,663		Brink’s Co	126,797
54,918		CA, Inc	1,010,491
4,297	*	CACI International, Inc (Class A)	182,537
37,372	*	Cadence Design Systems, Inc	216,384
2,272	*	CAI International, Inc	27,037
2,433	*	Capella Education Co	197,925
6,257	*	Cavium Networks, Inc	163,871
6,078	*	CBIZ, Inc	38,656
14,246	*	CDC Corp	29,632
9,829	*	Cerner Corp	745,923
9,513	*	Ciber, Inc	26,351
26,334	*	Citrix Systems, Inc	1,112,085
6,278	*	Clear Channel Outdoor Holdings, Inc (Class A)	54,493
1,296	*	Clinical Data, Inc	16,122
6,214	*	Cogent Communications Group, Inc	47,102
7,434	*	Cogent, Inc	66,980
5,421		Cognex Corp	95,301
42,258	*	Cognizant Technology Solutions Corp (Class A)	2,115,435
5,828	*	Commvault Systems, Inc	131,130
4,565		Compass Diversified Trust	61,217
2,919	*	Compellent Technologies, Inc	35,378
1,870		Computer Programs & Systems, Inc	76,520
21,816		Computer Sciences Corp	987,174
1,871	*	Computer Task Group, Inc	12,087

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,586	*	Compuware Corp	$260,036
5,701	*	Concur Technologies, Inc	243,319
4,013	*	Constant Contact, Inc	85,597
13,928	*	Convergys Corp	136,634
2,866	*	CoStar Group, Inc	111,201
4,647	*	CSG Systems International, Inc	85,180
9,917	*	Cybersource Corp	253,181
5,673	*	DealerTrack Holdings, Inc	93,321
3,070	*	Deltek, Inc	25,604
7,246		Deluxe Corp	135,863
2,577	*	Dice Holdings, Inc	17,833
5,398	*	Digital River, Inc	129,066
3,548	*	DivX, Inc	27,178
995	*	DMRC Corp	18,656
2,988	*	Double-Take Software, Inc	31,344
5,007		DST Systems, Inc	180,953
1,317	*	DynaVox, Inc	21,085
2,433	*	DynCorp International, Inc (Class A)	42,626
15,563		Earthlink, Inc	123,881
162,285	*	eBay, Inc	3,182,408
3,786	*	Ebix, Inc	59,364
4,401	*	Echelon Corp	32,259
7,936	*	Eclipsys Corp	141,578
1,975		Electro Rent Corp	25,260
7,077	*	Electronics for Imaging, Inc	69,001
6,395	*	Epicor Software Corp	51,096
5,121	*	EPIQ Systems, Inc	66,215
18,106		Equifax, Inc	508,054
2,211	*	ExlService Holdings, Inc	37,963
28,013		Expedia, Inc	526,084
11,309	*	F5 Networks, Inc	775,458
5,997		Factset Research Systems, Inc	401,739
6,772		Fair Isaac Corp	147,562
4,355	*	FalconStor Software, Inc	11,497
46,818		Fidelity National Information Services, Inc	1,255,659
21,873	*	Fiserv, Inc	998,721
2,553	*	Forrester Research, Inc	77,254
10,626	*	Gartner, Inc	247,055
3,514	*	Gerber Scientific, Inc	18,800
7,120	*	Global Cash Access, Inc	51,335
3,238	*	Global Sources Ltd	25,386
34,387	*	Google, Inc (Class A)	15,300,495
1,816	*	Guidance Software, Inc	9,480
3,805	*	H&E Equipment Services, Inc	28,499
4,601	*	Hackett Group, Inc	12,929
6,397		Healthcare Services Group	121,223
5,152		Heartland Payment Systems, Inc	76,456
1,111	*	HeartWare International, Inc	77,848
2,376		Heidrick & Struggles International, Inc	54,220
4,029	*	HMS Holdings Corp	218,452
4,422	*	Hudson Highland Group, Inc	19,457
6,383	*	Hypercom Corp	29,617

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,252		iGate Corp	$41,691
6,998	*	IHS, Inc (Class A)	408,823
5,490	*	infoGROUP, Inc	43,810
12,935	*	Informatica Corp	308,888
4,817	*	Infospace, Inc	36,224
3,531	*	Innerworkings, Inc	24,117
2,229	*	Integral Systems, Inc	14,154
5,720		Interactive Data Corp	190,934
1,456	*	Interactive Intelligence, Inc	23,922
7,762	*	Internap Network Services Corp	32,368
3,802	*	Internet Brands, Inc (Class A)	39,275
5,158	*	Internet Capital Group, Inc	39,201
67,883	*	Interpublic Group of Cos, Inc	484,006
39,581	*	Intuit, Inc	1,376,231
4,567	*	inVentiv Health, Inc	116,915
25,866		Iron Mountain, Inc	580,950
12,100		Jack Henry & Associates, Inc	288,948
5,849	*	JDA Software Group, Inc	128,561
74,273	*	Juniper Networks, Inc	1,694,910
3,659	*	Kelly Services, Inc (Class A)	54,409
2,696	*	Kenexa Corp	32,352
1,540		Keynote Systems, Inc	13,891
4,063	*	Kforce, Inc	51,803
4,073	*	Knot, Inc	31,688
6,766	*	Korn/Ferry International	94,047
8,093	*	Lamar Advertising Co (Class A)	198,440
18,943	*	Lawson Software, Inc	138,284
6,364	*	Limelight Networks, Inc	27,938
7,899	*	Lionbridge Technologies	36,098
1,637	*	Liquidity Services, Inc	21,216
5,626	*	Liveperson, Inc	38,594
2,363	*	Local.com Corp	16,163
2,100	*	LogMeIn, Inc	55,083
7,394	*	Magma Design Automation, Inc	20,999
3,884	*	Manhattan Associates, Inc	107,004
11,583		Manpower, Inc	500,154
3,208	*	Mantech International Corp (Class A)	136,565
4,509		Marchex, Inc (Class B)	17,360
1,195	*	Marlin Business Services Corp	14,448
13,732		Mastercard, Inc (Class A)	2,739,947
22,001	*	McAfee, Inc	675,871
2,603	*	Medidata Solutions, Inc	40,320
15,202	*	Mentor Graphics Corp	134,538
1,081,186		Microsoft Corp	24,878,089
1,311	*	MicroStrategy, Inc (Class A)	98,443
6,065	*	ModusLink Global Solutions, Inc	36,572
11,317	*	MoneyGram International, Inc	27,727
3,036	*	Monotype Imaging Holdings, Inc	27,354
17,890	*	Monster Worldwide, Inc	208,419
28,953		Moody’s Corp	576,744
22,753	*	Move, Inc	46,644
775	*	NCI, Inc (Class A)	17,500

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,769	*	NCR Corp	$275,960
5,632	*	NetFlix, Inc	611,917
4,243	*	Netscout Systems, Inc	60,335
2,364	*	NetSuite, Inc	29,881
3,837	*	Network Equipment Technologies, Inc	13,391
7,547		NIC, Inc	48,376
50,470	*	Novell, Inc	286,670
32,139	*	Nuance Communications, Inc	480,478
43,343		Omnicom Group, Inc	1,486,664
5,639	*	On Assignment, Inc	28,364
2,235	*	Online Resources Corp	9,275
2,227	*	OpenTable, Inc	92,354
1,975		Opnet Technologies, Inc	29,013
537,683		Oracle Corp	11,538,676
16,753	*	Parametric Technology Corp	262,520
2,257	*	PC-Tel, Inc	11,375
3,154	*	PDF Solutions, Inc	15,139
1,344	*	PDI, Inc	11,128
2,196		Pegasystems, Inc	70,514
3,337	*	Perficient, Inc	29,733
6,056	*	Phase Forward, Inc	101,014
2,442	*	Portfolio Recovery Associates, Inc	163,077
8,219	*	Premiere Global Services, Inc	52,108
6,165	*	Progress Software Corp	185,135
2,595	*	PROS Holdings, Inc	16,868
1,629		QAD, Inc	6,728
2,839		Quality Systems, Inc	164,634
8,795	*	Quest Software, Inc	158,662
1,400	*	QuinStreet, Inc	16,114
13,700	*	Rackspace Hosting, Inc	251,258
3,782	*	Radiant Systems, Inc	54,688
3,200	*	Radisys Corp	30,464
705	*	ReachLocal, Inc	9,144
11,328	*	RealNetworks, Inc	37,382
26,645	*	Red Hat, Inc	771,106
1,906		Renaissance Learning, Inc	27,999
9,641	*	Rent-A-Center, Inc	195,327
3,284	*	RightNow Technologies, Inc	51,526
21,174		Robert Half International, Inc	498,648
6,358		Rollins, Inc	131,547
1,495	*	Rosetta Stone, Inc	34,325
6,783	*	RSC Holdings, Inc	41,851
7,004	*	S1 Corp	42,094
3,078	*	Saba Software, Inc	15,852
15,924	*	Salesforce.com, Inc	1,366,598
14,552		Sapient Corp	147,557
4,340	*	Smith Micro Software, Inc	41,273
4,888	*	SolarWinds, Inc	78,404
7,628	*	SonicWALL, Inc	89,629
27,810	*	Sonus Networks, Inc	75,365
9,438		Sotheby’s (Class A)	215,847
3,857	*	Sourcefire, Inc	73,283

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,717	*	Spherion Corp	$42,135
6,183	*	SRA International, Inc (Class A)	121,620
1,721	*	SS&C Technologies Holdings, Inc	27,588
2,840	*	Stratasys, Inc	69,750
8,914	*	SuccessFactors, Inc	185,322
12,281	*	SupportSoft, Inc	51,089
4,317	*	SXC Health Solutions Corp	316,220
12,327	*	Sybase, Inc	797,064
5,851	*	SYKES Enterprises, Inc	83,260
112,731	*	Symantec Corp	1,564,706
3,129	*	Synchronoss Technologies, Inc	59,357
3,139	*	SYNNEX Corp	80,421
21,431	*	Synopsys, Inc	447,265
1,856		Syntel, Inc	63,011
9,994	*	Take-Two Interactive Software, Inc	89,946
2,384		TAL International Group, Inc	53,568
5,569	*	Taleo Corp (Class A)	135,271
1,516	*	TechTarget, Inc	8,156
5,072	*	TeleTech Holdings, Inc	65,378
1,142		Textainer Group Holdings Ltd	27,568
9,397	*	THQ, Inc	40,595
23,473	*	TIBCO Software, Inc	283,084
2,223	*	Tier Technologies, Inc	13,516
3,451	*	TNS, Inc	60,185
23,249		Total System Services, Inc	316,186
5,667	*	TradeStation Group, Inc	38,252
740	*	Travelzoo, Inc	9,161
5,988	*	TrueBlue, Inc	67,006
3,491	*	Ultimate Software Group, Inc	114,714
1,952	*	Unica Corp	18,700
6,062	*	Unisys Corp	112,086
11,441		United Online, Inc	65,900
9,157	*	United Rentals, Inc	85,343
11,980	*	Valueclick, Inc	128,066
3,541	*	Vasco Data Security International	21,848
26,360	*	VeriSign, Inc	699,858
3,326		Viad Corp	58,704
4,523		VirnetX Holding Corp	26,776
1,678	*	Virtusa Corp	15,656
65,899		Visa, Inc (Class A)	4,662,353
10,374	*	VMware, Inc (Class A)	649,309
1,957	*	Vocus, Inc	29,903
2,181	*	Volt Information Sciences, Inc	18,320
11,126	*	Wave Systems Corp	36,048
7,791	*	WebMD Health Corp (Class A)	361,737
6,273	*	Websense, Inc	118,560
193,973	*	Yahoo!, Inc	2,682,647

		TOTAL BUSINESS SERVICES	119,484,214

CHEMICALS AND ALLIED PRODUCTS - 11.0%
217,856		Abbott Laboratories	10,191,303
991	*	Abraxis Bioscience, Inc	73,532

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,448	*	Acorda Therapeutics, Inc	$169,487
1,501	*	Acura Pharmaceuticals, Inc	3,768
29,965		Air Products & Chemicals, Inc	1,942,031
2,680	*	Albany Molecular Research, Inc	13,856
12,908		Albemarle Corp	512,577
12,108		Alberto-Culver Co	328,006
12,611	*	Alexion Pharmaceuticals, Inc	645,557
5,440	*	Alexza Pharmaceuticals, Inc	14,797
894	*	Alimera Sciences, Inc	6,651
12,849	*	Alkermes, Inc	159,970
9,992	*	Allos Therapeutics, Inc	61,251
5,105	*	Alnylam Pharmaceuticals, Inc	76,677
3,103	*	AMAG Pharmaceuticals, Inc	106,588
3,548		American Vanguard Corp	28,136
135,201	*	Amgen, Inc	7,111,572
3,175		Arch Chemicals, Inc	97,600
2,604	*	Ardea Biosciences, Inc	53,538
14,126	*	Arena Pharmaceuticals, Inc	43,367
5,408	*	Arqule, Inc	23,254
9,408	*	Array Biopharma, Inc	28,694
11,080		Ashland, Inc	514,334
6,343	*	Auxilium Pharmaceuticals, Inc	149,061
12,311	*	AVANIR Pharmaceuticals, Inc	31,639
1,239	*	AVEO Pharmaceuticals, Inc	8,760
15,594		Avery Dennison Corp	501,035
20,795	*	AVI BioPharma, Inc	33,480
60,481		Avon Products, Inc	1,602,746
4,271		Balchem Corp	106,775
3,536	*	BioCryst Pharmaceuticals, Inc	20,898
1,225	*	Biodel, Inc	4,631
37,677	*	Biogen Idec, Inc	1,787,774
14,180	*	BioMarin Pharmaceuticals, Inc	268,853
1,957	*	BioMimetic Therapeutics, Inc	21,762
9,326	*	Biosante Pharmaceuticals, Inc	16,414
489	*	Biospecifics Technologies Corp	9,721
2,958	*	Biotime, Inc	18,221
242,678		Bristol-Myers Squibb Co	6,052,388
9,385		Cabot Corp	226,272
4,339	*	Cadence Pharmaceuticals, Inc	30,416
8,371	*	Calgon Carbon Corp	110,832
2,815	*	Cambrex Corp	8,867
1,551	*	Caraco Pharmaceutical Laboratories Ltd	7,321
22,093		Celanese Corp (Series A)	550,337
65,055	*	Celgene Corp	3,306,095
3,722	*	Celldex Therapeutics, Inc	16,972
10,613	*	Cephalon, Inc	602,288
10,038		CF Industries Holdings, Inc	636,911
9,534	*	Charles River Laboratories International, Inc	326,158
5,590	*	Chelsea Therapeutics International, Inc	16,379
3,193	*	China Aoxing Pharmaceutical Co, Inc	10,409
9,997		Church & Dwight Co, Inc	626,912
19,873		Clorox Co	1,235,306

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

846	*	Codexis, Inc	$7,411
69,224		Colgate-Palmolive Co	5,452,081
9,440	*	Combinatorx, Inc	13,688
1,260	*	Compound partnering business	12,802
3,540	*	Corcept Therapeutics, Inc	11,045
2,479	*	Cornerstone Therapeutics, Inc	14,601
8,433	*	Cubist Pharmaceuticals, Inc	173,720
1,050	*	Cumberland Pharmaceuticals, Inc	6,741
8,700	*	Curis, Inc	12,093
5,345	*	Cypress Bioscience, Inc	12,294
6,769		Cytec Industries, Inc	270,692
5,699	*	Cytokinetics, Inc	13,507
6,818	*	Cytori Therapeutics, Inc	23,727
14,806	*	Cytrx	11,401
19,150	*	Dendreon Corp	619,120
162,446		Dow Chemical Co	3,853,219
127,889		Du Pont (E.I.) de Nemours & Co	4,423,680
11,171	*	Durect Corp	27,146
10,096	*	Dynavax Technologies Corp	18,779
10,301		Eastman Chemical Co	549,661
32,930		Ecolab, Inc	1,478,886
143,558		Eli Lilly & Co	4,809,192
3,538	*	Elizabeth Arden, Inc	51,372
2,692	*	Emergent Biosolutions, Inc	43,987
7,026	*	Enzon Pharmaceuticals, Inc	74,827
15,557		Estee Lauder Cos (Class A)	866,992
2,559	*	Eurand NV	24,797
1,969		Female Health Co	10,219
12,052	*	Ferro Corp	88,823
10,267		FMC Corp	589,634
42,648	*	Forest Laboratories, Inc	1,169,835
37,664	*	Genzyme Corp	1,912,201
4,337	*	Georgia Gulf Corp	57,856
13,795	*	Geron Corp	69,251
125,725	*	Gilead Sciences, Inc	4,309,852
6,884		H.B. Fuller Co	130,727
10,189	*	Halozyme Therapeutics, Inc	71,731
1,202		Hawkins, Inc	28,944
1,088	*	Hi-Tech Pharmacal Co, Inc	24,926
23,471	*	Hospira, Inc	1,348,409
26,445	*	Human Genome Sciences, Inc	599,244
24,847		Huntsman Corp	215,423
6,426	*	Idenix Pharmaceuticals, Inc	32,130
8,359	*	Idexx Laboratories, Inc	509,063
10,243	*	Immucor, Inc	195,129
10,362	*	Immunogen, Inc	96,056
8,539	*	Impax Laboratories, Inc	162,753
6,621	*	Inhibitex, Inc	16,884
2,740		Innophos Holdings, Inc	71,459
8,532	*	Inspire Pharmaceuticals, Inc	42,575
1,974		Inter Parfums, Inc	28,090
6,347	*	InterMune, Inc	59,344

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,291		International Flavors & Fragrances, Inc	$478,964
11,610	*	Inverness Medical Innovations, Inc	309,523
2,196	*	Jazz Pharmaceuticals, Inc	17,195
389,248		Johnson & Johnson	22,988,986
2,269		Kaiser Aluminum Corp	78,666
7,266	*	Keryx Biopharmaceuticals, Inc	26,594
35,185	*	King Pharmaceuticals, Inc	267,054
878		KMG Chemicals, Inc	12,608
2,822		Koppers Holdings, Inc	63,439
3,337	*	Landec Corp	19,655
1,247	*	Lannett Co, Inc	5,699
15,504	*	Ligand Pharmaceuticals, Inc (Class B)	22,636
9,665		Lubrizol Corp	776,196
8,088	*	MannKind Corp	51,682
1,911	*	MAP Pharmaceuticals, Inc	25,072
4,804	*	Martek Biosciences Corp	113,903
7,261	*	Medicines Co	55,256
8,546		Medicis Pharmaceutical Corp (Class A)	186,986
1,740	*	Medifast, Inc	45,083
4,250	*	Medivation, Inc	37,570
440,115		Merck & Co, Inc	15,390,821
5,826		Meridian Bioscience, Inc	99,042
11,330	*	Micromet, Inc	70,699
2,580		Minerals Technologies, Inc	122,653
5,557	*	Momenta Pharmaceuticals, Inc	68,129
77,008		Monsanto Co	3,559,310
22,304		Mosaic Co	869,410
43,792	*	Mylan Laboratories, Inc	746,216
6,350	*	Nabi Biopharmaceuticals	34,544
18,318		Nalco Holding Co	374,786
1,874	*	Nanosphere, Inc	8,171
1,074	*	Nature’s Sunshine Products, Inc	8,989
7,720	*	NBTY, Inc	262,557
6,058	*	Neuralstem, Inc	15,145
6,864	*	Neurocrine Biosciences, Inc	38,438
1,954	*	NeurogesX, Inc	12,955
1,411		NewMarket Corp	123,209
2,057		NL Industries, Inc	12,548
12,907	*	Novavax, Inc	28,008
8,512	*	NPS Pharmaceuticals, Inc	54,817
1,366	*	Nutraceutical International Corp	20,845
2,775	*	Nymox Pharmaceutical Corp	8,658
2,140	*	Obagi Medical Products, Inc	25,295
11,052		Olin Corp	199,931
4,191	*	OM Group, Inc	99,997
2,526	*	Omeros Corp	18,743
5,846	*	Omnova Solutions, Inc	45,657
8,928	*	Onyx Pharmaceuticals, Inc	192,756
12,790	*	Opko Health, Inc	28,905
4,421	*	Optimer Pharmaceuticals, Inc	40,983
6,498	*	OraSure Technologies, Inc	30,086
4,654	*	Orexigen Therapeutics, Inc	19,547

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,607	*	Osiris Therapeutics, Inc	$15,147
18,740	*	Pactiv Corp	521,909
3,725	*	Pain Therapeutics, Inc	20,711
5,241	*	Par Pharmaceutical Cos, Inc	136,056
8,158	*	Parexel International Corp	176,865
17,354		PDL BioPharma, Inc	97,529
7,251	*	Peregrine Pharmaceuticals, Inc	15,590
11,428		Perrigo Co	675,052
3,459		PetMed Express, Inc	61,570
1,138,378		Pfizer, Inc	16,233,269
5,233	*	Pharmacyclics, Inc	34,852
3,929	*	Pharmasset, Inc	107,419
4,546	*	PharMerica Corp	66,644
13,068	*	PolyOne Corp	110,033
4,323	*	Pozen, Inc	30,304
23,477		PPG Industries, Inc	1,418,246
43,179		Praxair, Inc	3,281,172
5,908	*	Prestige Brands Holdings, Inc	41,829
406,445		Procter & Gamble Co	24,378,570
4,070	*	Progenics Pharmaceuticals, Inc	22,304
9,090	*,m	Questcor Pharmaceuticals, Inc	92,809
3,050	*	Quidel Corp	38,705
1,673	*	Revlon, Inc (Class A)	18,671
6,781	*	Rockwood Holdings, Inc	153,861
18,425		RPM International, Inc	328,702
7,887	*	Salix Pharmaceuticals Ltd	307,830
10,786	*	Santarus, Inc	26,749
4,842	*	Sciclone Pharmaceuticals, Inc	12,880
6,467		Scotts Miracle-Gro Co (Class A)	287,199
11,495	*	Seattle Genetics, Inc	137,825
7,123		Sensient Technologies Corp	184,699
13,017		Sherwin-Williams Co	900,645
3,508	*	SIGA Technologies, Inc	27,012
17,134		Sigma-Aldrich Corp	853,787
17,131	*	Solutia, Inc	224,416
4,157	*	Somaxon Pharmaceuticals, Inc	14,965
6,845	*	Spectrum Pharmaceuticals, Inc	26,832
13,171	*	StemCells, Inc	12,381
1,112		Stepan Co	76,094
1,460	*	Sucampo Pharmaceuticals, Inc (Class A)	5,154
7,892	*	SuperGen, Inc	15,942
2,207	*	SurModics, Inc	36,217
4,090	*	Synta Pharmaceuticals Corp	11,043
3,356	*	Targacept, Inc	64,871
1,013	*	Texas Petrochemicals, Inc	16,816
8,947	*	Theravance, Inc	112,464
4,392	*	Ulta Salon Cosmetics & Fragrance, Inc	103,915
9,107	*	Unifi, Inc	34,789
7,008	*	United Therapeutics Corp	342,060
804	*	USANA Health Sciences, Inc	29,370
17,085	*	USEC, Inc	81,325
8,328	*	Valeant Pharmaceuticals International	435,471

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,023		Valspar Corp	$422,373
4,080	*	Vanda Pharmaceuticals, Inc	26,969
28,583	*	Vertex Pharmaceuticals, Inc	940,381
8,157	*	Vical, Inc	25,287
10,972	*	Viropharma, Inc	122,996
1,490	*	Vitacost.com, Inc	13,395
12,688	*	Warner Chilcott plc	289,921
15,517	*	Watson Pharmaceuticals, Inc	629,525
2,843		Westlake Chemical Corp	52,795
10,245	*	WR Grace & Co	215,555
4,065	*	Xenoport, Inc	39,878
7,039	*	ZIOPHARM Oncology, Inc	22,384
7,312	*	Zymogenetics, Inc	30,857

		TOTAL CHEMICALS AND ALLIED PRODUCTS	178,777,701

COAL MINING - 0.2%
17,220	*	Alpha Natural Resources, Inc	583,241
22,968		Arch Coal, Inc	454,996
4,443	*	Cloud Peak Energy, Inc	58,914
31,849		Consol Energy, Inc	1,075,222
17,843	*	International Coal Group, Inc	68,696
3,981	*	James River Coal Co	63,378
2,251	*	L&L Energy, Inc	19,359
14,544		Massey Energy Co	397,778
37,926		Peabody Energy Corp	1,484,044

		TOTAL COAL MINING	4,205,628

COMMUNICATIONS - 4.1%
3,188	*	AboveNet, Inc	150,410
8,108		Adtran, Inc	221,105
6,255		Alaska Communications Systems Group, Inc	53,105
56,924	*	American Tower Corp (Class A)	2,533,118
3,947	*	Anixter International, Inc	168,142
15,055	*	AOL, Inc	312,993
10,357	*	Aruba Networks, Inc	147,484
833,961		AT&T, Inc	20,173,518
1,348		Atlantic Tele-Network, Inc	55,672
2,726	*	Audiovox Corp (Class A)	20,036
9,874	*	Brightpoint, Inc	69,118
33,527		Cablevision Systems Corp (Class A)	804,983
3,823	*	Cbeyond Communications, Inc	47,788
93,714		CBS Corp (Class B)	1,211,722
5,299	*	Central European Media Enterprises Ltd (Class A)	105,450
42,414		CenturyTel, Inc	1,412,810
30,375	*	Cincinnati Bell, Inc	91,429
19,307	*	Clearwire Corp (Class A)	140,555
399,468		Comcast Corp (Class A)	6,938,758
3,623		Consolidated Communications Holdings, Inc	61,627
41,278	*	Crown Castle International Corp	1,538,018
3,179	*	Cumulus Media, Inc (Class A)	8,488
3,572	*	DG FastChannel, Inc	116,376
3,339	*	DigitalGlobe, Inc	87,816

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

125,167	*	DIRECTV	$4,245,665
28,457		DISH Network Corp (Class A)	516,495
3,343	*	Entercom Communications Corp (Class A)	29,485
7,041	*	Entravision Communications Corp (Class A)	14,857
6,317	*	Equinix, Inc	513,067
6,672	*	FiberTower Corp	31,492
727	*	Fisher Communications, Inc	12,243
44,940		Frontier Communications Corp	319,523
6,672	*	General Communication, Inc (Class A)	50,640
3,052	*	GeoEye, Inc	95,039
4,259	*	Global Crossing Ltd	45,018
11,535		Global Payments, Inc	421,489
10,204	*	Globalstar, Inc	15,714
6,939	*	Gray Television, Inc	16,723
1,234	*	Hughes Communications, Inc	30,023
12,934	*	IAC/InterActiveCorp	284,160
13,517	*	ICO Global Communications Holdings Ltd (Class A)	21,762
1,924	*	IDT Corp (Class B)	24,531
6,578	*	j2 Global Communications, Inc	143,664
4,042	*	Knology, Inc	44,179
2,253	*	Kratos Defense & Security Solutions, Inc	23,657
8,555	*	Leap Wireless International, Inc	111,044
230,783	*	Level 3 Communications, Inc	251,553
35,872	*	Liberty Global, Inc (Class A)	932,313
11,395	*	Liberty Media Corp - Capital (Series A)	477,564
7,495	*	Liberty Media Corp - Starz	388,541
84,984	*	Liberty Media Holding Corp (Interactive A)	892,332
4,679	*	Lin TV Corp (Class A)	25,313
3,457	*	Lodgenet Entertainment Corp	12,825
7,389	*	Mastec, Inc	69,457
5,315	*	Mediacom Communications Corp (Class A)	35,717
36,427	*	MetroPCS Communications, Inc	298,337
10,495	*	NeuStar, Inc (Class A)	216,407
4,748	*	Neutral Tandem, Inc	53,415
1,448	*	Nexstar Broadcasting Group, Inc (Class A)	6,342
23,791	*	NII Holdings, Inc (Class B)	773,683
3,784	*	Novatel Wireless, Inc	21,720
4,242		NTELOS Holdings Corp	72,962
1,843	*	Occam Networks, Inc	10,247
17,591	*	PAETEC Holding Corp	59,985
352		Preformed Line Products Co	9,838
233,013		Qwest Communications International, Inc	1,223,318
4,506	*	Radio One, Inc	5,768
4,524	*	RCN Corp	67,000
5,120	*	SAVVIS, Inc	75,520
16,504	*	SBA Communications Corp (Class A)	561,301
3,024		Shenandoah Telecom Co	53,646
6,135	*	Sinclair Broadcast Group, Inc (Class A)	35,767
414,938	*	Sprint Nextel Corp	1,759,338
10,001	*	Syniverse Holdings, Inc	204,520
5,223	*	TeleCommunication Systems, Inc (Class A)	21,623
1,184	*	TeleNav, Inc	9,934

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,896		Telephone & Data Systems, Inc	$361,519
7,384	*	Terremark Worldwide, Inc	57,669
50,359		Time Warner Cable, Inc	2,622,697
15,714	*	TiVo, Inc	115,969
2,356	*	US Cellular Corp	96,949
3,068		USA Mobility, Inc	39,639
398,929		Verizon Communications, Inc	11,177,992
14,519	*	Vonage Holdings Corp	33,394
68,192		Windstream Corp	720,108

		TOTAL COMMUNICATIONS	67,333,213

DEPOSITORY INSTITUTIONS - 7.2%
2,315		1st Source Corp	39,170
3,130	*	1st United Bancorp, Inc	23,037
2,809		Abington Bancorp, Inc	24,494
551		Alliance Financial Corp	15,318
764		American National Bankshares, Inc	16,342
2,641		Ameris Bancorp	25,507
726		Ames National Corp	14,186
1,951		Arrow Financial Corp	45,068
24,716		Associated Banc-Corp	303,018
12,255		Astoria Financial Corp	168,629
1,023		Bancfirst Corp	37,329
3,737		Banco Latinoamericano de Exportaciones S.A. (Class E)	46,675
494		Bancorp Rhode Island, Inc	12,943
12,032		Bancorpsouth, Inc	215,132
6,487		Bank Mutual Corp	36,846
1,416,026		Bank of America Corp	20,348,293
6,950		Bank of Hawaii Corp	336,033
655		Bank of Marin Bancorp	20,914
171,221		Bank of New York Mellon Corp	4,227,445
2,323		Bank of the Ozarks, Inc	82,397
2,457		BankFinancial Corp	20,418
97,658		BB&T Corp	2,569,382
5,139	*	Beneficial Mutual Bancorp, Inc	50,773
2,307		Berkshire Hills Bancorp, Inc	44,940
1,024	*	BofI Holding, Inc	14,459
3,558		BOK Financial Corp	168,898
10,344		Boston Private Financial Holdings, Inc	66,512
1,513		Bridge Bancorp, Inc	36,736
8,703		Brookline Bancorp, Inc	77,283
754		Bryn Mawr Bank Corp	12,652
926		Camden National Corp	25,437
1,241		Capital City Bank Group, Inc	15,364
2,938		Capitol Federal Financial	97,424
3,154		Cardinal Financial Corp	29,143
1,337		Cass Information Systems, Inc	45,792
11,294		Cathay General Bancorp	116,667
5,058	*	Center Financial	26,049
2,669		Centerstate Banks of Florida, Inc	26,930
488		Century Bancorp, Inc	10,756
3,344		Chemical Financial Corp	72,832

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,983,350	*	Citigroup, Inc	$11,217,395
1,474		Citizens & Northern Corp	15,772
55,810	*	Citizens Republic Bancorp, Inc	47,439
2,433		City Holding Co	67,832
6,393		City National Corp	327,513
988		Clifton Savings Bancorp, Inc	8,546
1,130		CNB Financial Corp	12,407
5,107		CoBiz, Inc	33,655
5,841		Columbia Banking System, Inc	106,657
24,904		Comerica, Inc	917,214
9,649		Commerce Bancshares, Inc	347,268
4,646		Community Bank System, Inc	102,351
1,938		Community Trust Bancorp, Inc	48,644
7,398		Cullen/Frost Bankers, Inc	380,257
12,036		CVB Financial Corp	114,342
3,661		Dime Community Bancshares	45,140
4,036	*	Dollar Financial Corp	79,872
2,332	*	Eagle Bancorp, Inc	27,471
21,196		East West Bancorp, Inc	323,239
1,116	*	Encore Bancshares, Inc	11,037
2,133		Enterprise Financial Services Corp	20,562
1,184		ESB Financial Corp	15,451
3,464		ESSA Bancorp, Inc	42,642
6,895	*	Euronet Worldwide, Inc	88,187
112,221		Fifth Third Bancorp	1,379,196
1,693		Financial Institutions, Inc	30,068
1,953		First Bancorp (NC)	28,299
12,995		First Bancorp (Puerto Rico)	6,887
1,005		First Bancorp, Inc	13,196
9,154		First Busey Corp	41,468
761		First Citizens Bancshares, Inc (Class A)	146,363
11,448		First Commonwealth Financial Corp	60,102
2,221		First Community Bancshares, Inc	32,626
8,482		First Financial Bancorp	126,806
3,239		First Financial Bankshares, Inc	155,764
1,508		First Financial Corp	38,921
2,372		First Financial Holdings, Inc	27,159
32,313	*	First Horizon National Corp	369,989
1,747		First Interstate Bancsystem, Inc	27,480
3,771		First Merchants Corp	31,978
11,137		First Midwest Bancorp, Inc	135,426
29,510		First Niagara Financial Group, Inc	369,760
710		First of Long Island Corp	18,254
833		First South Bancorp, Inc	8,838
15,665		FirstMerit Corp	268,341
6,251	*	Flagstar Bancorp, Inc	19,628
4,131		Flushing Financial Corp	50,522
15,617		FNB Corp	125,405
27,962		Fulton Financial Corp	269,833
1,498		German American Bancorp, Inc	22,919
10,291		Glacier Bancorp, Inc	150,969
1,402		Great Southern Bancorp, Inc	28,475

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,702	*	Greene County Bancshares, Inc	$21,735
4,275		Hancock Holding Co	142,614
6,715	*	Hanmi Financial Corp	8,461
1,473		Heartland Financial USA, Inc	25,453
1,426	*	Heritage Financial Corp	21,347
1,143	*	Home Bancorp, Inc	14,756
3,126		Home Bancshares, Inc	71,304
2,273		Home Federal Bancorp, Inc	28,708
66,627		Hudson City Bancorp, Inc	815,514
1,666		Hudson Valley Holding Corp	38,518
101,244		Huntington Bancshares, Inc	560,892
3,768		IBERIABANK Corp	193,977
3,006		Independent Bank Corp	74,188
7,164		International Bancshares Corp	119,567
6,843	*	Investors Bancorp, Inc	89,780
561,543		JPMorgan Chase & Co	20,558,088
2,959		Kearny Financial Corp	27,104
123,997		Keycorp	953,537
2,793		Lakeland Bancorp, Inc	23,796
2,273		Lakeland Financial Corp	45,415
10,385		M&T Bank Corp	882,206
4,715		MainSource Financial Group, Inc	33,807
75,248		Marshall & Ilsley Corp	540,281
7,189		MB Financial, Inc	132,206
641		Merchants Bancshares, Inc	14,243
1,281	*	Meridian Interstate Bancorp, Inc	13,963
602		Midsouth Bancorp, Inc	7,688
964		MidWestOne Financial Group, Inc	14,923
4,732	*	Nara Bancorp, Inc	39,891
447		NASB Financial, Inc	6,772
945		National Bankshares, Inc	22,897
18,273		National Penn Bancshares, Inc	109,821
4,999		NBT Bancorp, Inc	102,080
61,019		New York Community Bancorp, Inc	931,760
15,564		NewAlliance Bancshares, Inc	174,472
34,151		Northern Trust Corp	1,594,852
3,079		Northfield Bancorp, Inc	39,965
10,001		Northwest Bancshares, Inc	114,711
1,978		OceanFirst Financial Corp	23,874
11,982		Old National Bancorp	124,134
1,600	*	OmniAmerican Bancorp, Inc	18,064
4,084		Oriental Financial Group, Inc	51,703
2,205	*	Oritani Financial Corp	22,050
651		Orrstown Financial Services, Inc	14,407
2,647		Pacific Continental Corp	25,067
4,339		PacWest Bancorp	79,447
1,694		Park National Corp	110,178
984		Peapack Gladstone Financial Corp	11,513
502		Penns Woods Bancorp, Inc	15,271
1,923	*	Pennsylvania Commerce Bancorp, Inc	23,730
1,601		Peoples Bancorp, Inc	23,215
52,407		People’s United Financial, Inc	707,495

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,700	*	Pinnacle Financial Partners, Inc	$60,395
74,245		PNC Financial Services Group, Inc	4,194,842
92,644	*	Popular, Inc	248,286
7,573		PrivateBancorp, Inc	83,909
6,667		Prosperity Bancshares, Inc	231,678
8,275		Provident Financial Services, Inc	96,735
7,032		Provident New York Bancorp	62,233
166,212		Regions Financial Corp	1,093,675
3,065		Renasant Corp	43,983
1,611		Republic Bancorp, Inc (Class A)	36,086
1,039		Rockville Financial, Inc	12,374
2,561		Roma Financial Corp	27,812
3,800		S&T Bancorp, Inc	75,088
2,198		S.Y. Bancorp, Inc	50,510
3,365		Sandy Spring Bancorp, Inc	47,144
501	*	Santander BanCorp	6,333
1,859		SCBT Financial Corp	65,474
1,188		Sierra Bancorp	13,662
5,893	*	Signature Bank	223,993
2,487		Simmons First National Corp (Class A)	65,309
1,926		Southside Bancshares, Inc	37,827
3,920		Southwest Bancorp, Inc	52,097
1,608		State Bancorp, Inc	15,276
71,137		State Street Corp	2,405,853
2,717		StellarOne Corp	34,696
3,792		Sterling Bancorp	34,128
12,960		Sterling Bancshares, Inc	61,042
1,369		Suffolk Bancorp	42,357
70,583		SunTrust Banks, Inc	1,644,584
18,630		Susquehanna Bancshares, Inc	155,188
5,815	*	SVB Financial Group	239,752
106,902		Synovus Financial Corp	271,531
1,388	*	Taylor Capital Group, Inc	17,961
20,516		TCF Financial Corp	340,771
1,726		Territorial Bancorp, Inc	32,708
4,897	*	Texas Capital Bancshares, Inc	80,311
11,235		TFS Financial Corp	139,426
4,383	*	The Bancorp, Inc	34,319
1,261		Tompkins Trustco, Inc	47,603
456		Tower Bancorp, Inc	9,982
3,266		TowneBank	47,422
1,517		Trico Bancshares	25,683
10,287		Trustco Bank Corp NY	57,607
8,996		Trustmark Corp	187,297
4,605		UMB Financial Corp	163,754
16,638		Umpqua Holdings Corp	191,004
4,373		Union Bankshares Corp	53,613
5,237		United Bankshares, Inc	125,374
12,645	*	United Community Banks, Inc	49,948
3,593		United Financial Bancorp, Inc	49,044
2,358		Univest Corp of Pennsylvania	40,841
270,552		US Bancorp	6,046,836

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,122		Valley National Bancorp	$314,922
1,550		ViewPoint Financial Group	21,468
2,698	*	Virginia Commerce Bancorp	16,863
2,229		Washington Banking Co	28,509
15,881		Washington Federal, Inc	256,955
1,942		Washington Trust Bancorp, Inc	33,092
2,390	*	Waterstone Financial, Inc	8,150
9,324		Webster Financial Corp	167,273
686,798		Wells Fargo & Co	17,582,028
3,315		WesBanco, Inc	55,858
1,895		West Bancorporation, Inc	12,905
13,251	*	West Coast Bancorp	33,790
4,127		Westamerica Bancorporation	216,750
7,711	*	Western Alliance Bancorp	55,288
94,869		Western Union Co	1,414,497
4,835		Westfield Financial, Inc	40,276
13,271		Whitney Holding Corp	122,757
13,085		Wilmington Trust Corp	145,113
1,913		Wilshire Bancorp, Inc	16,739
4,322		Wintrust Financial Corp	144,095
1,071		WSFS Financial Corp	38,481
22,610		Zions Bancorporation	487,698

		TOTAL DEPOSITORY INSTITUTIONS	118,503,091

EATING AND DRINKING PLACES - 1.2%
3,182	*	AFC Enterprises	28,956
2,834	*	BJ’s Restaurants, Inc	66,882
4,398		Bob Evans Farms, Inc	108,279
14,499		Brinker International, Inc	209,656
2,615	*	Buffalo Wild Wings, Inc	95,657
12,961		Burger King Holdings, Inc	218,263
2,880	*	California Pizza Kitchen, Inc	43,632
1,372	*	Carrols Restaurant Group, Inc	6,270
3,203		CBRL Group, Inc	149,132
3,172	*	CEC Entertainment, Inc	111,845
8,275	*	Cheesecake Factory	184,202
4,446	*	Chipotle Mexican Grill, Inc (Class A)	608,257
6,572		CKE Restaurants, Inc	82,347
19,674		Darden Restaurants, Inc	764,335
16,901	*	Denny’s Corp	43,943
2,564	*	DineEquity, Inc	71,587
5,279	*	Domino’s Pizza, Inc	59,653
640	*	Einstein Noah Restaurant Group, Inc	6,906
9,010	*	Jack in the Box, Inc	175,245
9,992	*	Krispy Kreme Doughnuts, Inc	33,673
1,385	*	Landry’s Restaurants, Inc	33,877
2,024	*	McCormick & Schmick’s Seafood Restaurants, Inc	15,099
151,835		McDonald’s Corp	10,001,370
2,014	*	O’Charleys, Inc	10,674
3,238	*	Papa John’s International, Inc	74,863
3,275		PF Chang’s China Bistro, Inc	129,854
1,938	*	Red Robin Gourmet Burgers, Inc	33,256

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,150	*	Ruby Tuesday, Inc	$77,775
6,345	*	Ruth’s Chris Steak House, Inc	26,522
8,608	*	Sonic Corp	66,712
105,177		Starbucks Corp	2,555,801
202	*	Steak N Shake Co	57,954
7,450	*	Texas Roadhouse, Inc (Class A)	94,019
46,398		Wendy’s/Arby’s Group, Inc (Class A)	185,592
65,975		Yum! Brands, Inc	2,575,663

		TOTAL EATING AND DRINKING PLACES	19,007,751

EDUCATIONAL SERVICES - 0.2%
2,642	*	American Public Education, Inc	115,455
18,787	*	Apollo Group, Inc (Class A)	797,884
970	*	Archipelago Learning, Inc	11,087
2,748	*	Bridgepoint Education, Inc	43,446
9,246	*	Career Education Corp	212,843
11,754	*	Corinthian Colleges, Inc	115,777
8,917		DeVry, Inc	468,054
4,189	*	Education Management Corp	63,882
4,394	*	Grand Canyon Education, Inc	102,951
4,988	*	ITT Educational Services, Inc	414,104
3,247	*	K12, Inc	72,018
960	*	Learning Tree International, Inc	10,416
2,324	*	Lincoln Educational Services Corp	47,851
1,032		National American University Holdings, Inc	8,989
1,835	*	Princeton Review, Inc	4,257
1,962		Strayer Education, Inc	407,880
2,873	*	Universal Technical Institute, Inc	67,918

		TOTAL EDUCATIONAL SERVICES	2,964,812

ELECTRIC, GAS, AND SANITARY SERVICES - 4.2%
94,495	*	AES Corp	873,134
10,982		AGL Resources, Inc	393,375
23,893		Allegheny Energy, Inc	494,107
4,365		Allete, Inc	149,458
15,871		Alliant Energy Corp	503,746
33,652		Ameren Corp	799,908
2,474		American Ecology Corp	36,046
67,564		American Electric Power Co, Inc	2,182,317
2,633		American States Water Co	87,258
19,663		American Water Works Co, Inc	405,058
19,528		Aqua America, Inc	345,255
832		Artesian Resources Corp	15,359
13,222		Atmos Energy Corp	357,523
7,990		Avista Corp	156,045
5,542		Black Hills Corp	157,781
2,803		California Water Service Group	100,067
47,502	*	Calpine Corp	604,225
3,487	*	Casella Waste Systems, Inc (Class A)	13,320
55,958		Centerpoint Energy, Inc	736,407
1,608		Central Vermont Public Service Corp	31,742
2,353		CH Energy Group, Inc	92,332

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,823		Chesapeake Utilities Corp	$57,242
5,698	*	Clean Energy Fuels Corp	85,128
3,130	*	Clean Harbors, Inc	207,863
8,757		Cleco Corp	231,272
32,542		CMS Energy Corp	476,740
1,994		Connecticut Water Service, Inc	41,914
39,794		Consolidated Edison, Inc	1,715,121
1,590		Consolidated Water Co, Inc	18,094
26,159		Constellation Energy Group, Inc	843,628
18,576	*	Covanta Holding Corp	308,176
8,684	*	Crosstex Energy, Inc	55,664
84,144		Dominion Resources, Inc	3,259,738
16,807		DPL, Inc	401,687
23,515		DTE Energy Co	1,072,519
185,373		Duke Energy Corp	2,965,967
13,754	*	Dynegy, Inc (Class A)	52,953
45,964		Edison International	1,457,978
99,432		El Paso Corp	1,104,690
6,273	*	El Paso Electric Co	121,383
5,573		Empire District Electric Co	104,605
10,321		Energen Corp	457,530
10,329		EnergySolutions, Inc	52,575
2,771	*	EnerNOC, Inc	87,120
26,714		Entergy Corp	1,913,257
93,215		Exelon Corp	3,539,373
43,022		FirstEnergy Corp	1,515,665
58,530		FPL Group, Inc	2,853,923
19,153		Great Plains Energy, Inc	325,984
13,483		Hawaiian Electric Industries, Inc	307,143
6,841		Idacorp, Inc	227,600
10,832		Integrys Energy Group, Inc	473,792
7,155		ITC Holdings Corp	378,571
3,320		Laclede Group, Inc	109,992
26,398		MDU Resources Group, Inc	475,956
3,991		MGE Energy, Inc	143,836
1,627		Middlesex Water Co	25,788
20,529	*	Mirant Corp	216,786
10,158		National Fuel Gas Co	466,049
5,821		New Jersey Resources Corp	204,899
6,536		Nicor, Inc	264,708
39,417		NiSource, Inc	571,547
25,124		Northeast Utilities	640,160
3,765		Northwest Natural Gas Co	164,041
5,223		NorthWestern Corp	136,843
36,010	*	NRG Energy, Inc	763,772
15,093		NSTAR	528,255
33,244		NV Energy, Inc	392,612
13,783		OGE Energy Corp	503,906
15,105		Oneok, Inc	653,291
2,776		Ormat Technologies, Inc	78,533
5,102		Otter Tail Corp	98,622
31,210		Pepco Holdings, Inc	489,373

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

52,557		PG&E Corp	$2,160,093
3,101	*	Pico Holdings, Inc	92,937
10,113		Piedmont Natural Gas Co, Inc	255,859
1,814	*	Pike Electric Corp	17,088
15,310		Pinnacle West Capital Corp	556,672
12,278		PNM Resources, Inc	137,268
10,941		Portland General Electric Co	200,549
53,457		PPL Corp	1,333,752
40,523		Progress Energy, Inc	1,589,312
71,403		Public Service Enterprise Group, Inc	2,237,056
24,729		Questar Corp	1,124,922
48,400	*	Reliant Energy, Inc	183,436
45,861		Republic Services, Inc	1,363,448
15,933		SCANA Corp	569,764
34,933		Sempra Energy	1,634,515
1,735		SJW Corp	40,668
4,202		South Jersey Industries, Inc	180,518
116,370		Southern Co	3,872,793
16,441		Southern Union Co	359,400
6,100		Southwest Gas Corp	179,950
3,833		Southwest Water Co	40,170
12,606	*	Stericycle, Inc	826,701
30,542		TECO Energy, Inc	460,268
15,380		UGI Corp	391,267
4,344		UIL Holdings Corp	108,730
5,109		Unisource Energy Corp	154,190
1,437		Unitil Corp	30,048
11,699		Vectren Corp	276,798
10,978	*	Waste Connections, Inc	383,022
68,148		Waste Management, Inc	2,132,351
3,768	*,m	Waste Services, Inc	43,935
15,600		Westar Energy, Inc	337,116
7,125		WGL Holdings, Inc	242,464
82,498		Williams Cos, Inc	1,508,062
16,509		Wisconsin Energy Corp	837,667
64,863		Xcel Energy, Inc	1,336,826
1,526		York Water Co	21,669

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	69,399,611

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.5%
10,297	*	A123 Systems, Inc	97,101
6,440	*	Acme Packet, Inc	173,107
4,462	*	Actel Corp	57,203
6,262		Acuity Brands, Inc	227,812
16,644	*	Adaptec, Inc	48,101
13,891	*	ADC Telecommunications, Inc	102,932
7,481	*	Advanced Analogic Technologies, Inc	23,864
10,147	*	Advanced Battery Technologies, Inc	33,282
5,194	*	Advanced Energy Industries, Inc	63,834
83,756	*	Advanced Micro Devices, Inc	613,094
707	*	Alpha & Omega Semiconductor Lt	9,764
42,753		Altera Corp	1,060,702

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,159	*	American Superconductor Corp	$164,384
15,023		Ametek, Inc	603,173
14,838	*	Amkor Technology, Inc	81,757
24,491		Amphenol Corp (Class A)	962,006
7,823	*	Anadigics, Inc	34,108
42,048		Analog Devices, Inc	1,171,457
128,424	*	Apple Computer, Inc	32,302,488
9,356	*	Applied Micro Circuits Corp	98,051
2,460		Applied Signal Technology, Inc	48,339
17,558	*	Arris Group, Inc	178,916
9,687	*	Atheros Communications, Inc	266,780
65,114	*	Atmel Corp	312,547
4,593	*	ATMI, Inc	67,242
14,962	*	Avago Technologies Ltd	315,100
21,665	*	Avnet, Inc	522,343
7,237		AVX Corp	92,778
4,382	*	AXT, Inc	19,763
1,818		AZZ, Inc	66,848
6,675		Baldor Electric Co	240,834
1,273		Bel Fuse, Inc (Class B)	21,017
9,039	*	Benchmark Electronics, Inc	143,268
4,790	*	BigBand Networks, Inc	14,466
6,955	*	Bookham, Inc	77,131
70,049		Broadcom Corp (Class A)	2,309,516
1,112	*	Calix Networks, Inc	11,409
34,013	*	Capstone Turbine Corp	33,333
4,178	*	Ceradyne, Inc	89,284
2,455	*	Ceva, Inc	30,933
5,790	*	Checkpoint Systems, Inc	100,514
12,943	*	Ciena Corp	164,117
806,019	*	Cisco Systems, Inc	17,176,265
13,359	*	CommScope, Inc	317,543
3,983	*	Comtech Telecommunications Corp	119,211
11,216	*	Conexant Systems, Inc	25,124
23,632		Cooper Industries plc	1,039,809
1,099	*	CPI International, Inc	17,133
15,259	*	Cree, Inc	915,998
4,143		CTS Corp	38,281
2,301		Cubic Corp	83,710
23,784	*	Cypress Semiconductor Corp	238,791
1,723		DDi Corp	12,974
240,172	*	Dell, Inc	2,896,474
4,658	*	Diodes, Inc	73,922
7,558	*	Dolby Laboratories, Inc (Class A)	473,811
3,224	*	DSP Group, Inc	20,601
2,791	*	DTS, Inc	91,740
5,267	*	EchoStar Corp (Class A)	100,494
3,793	*	Electro Scientific Industries, Inc	50,674
2,562	*	EMS Technologies, Inc	38,481
9,926	*	Energizer Holdings, Inc	499,079
6,467	*	Energy Conversion Devices, Inc	26,515
6,613	*	EnerSys	141,320

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,062	*	Entropic Communications, Inc	$57,453
29,126	*	Evergreen Solar, Inc	19,864
6,660	*	Exar Corp	46,154
10,588	*	Exide Technologies	55,058
17,018	*	Fairchild Semiconductor International, Inc	143,121
10,673	*	Finisar Corp	159,028
7,831	*	First Solar, Inc	891,403
3,447		Franklin Electric Co, Inc	99,343
4,506	*	FSI International, Inc	18,880
10,745	*	FuelCell Energy, Inc	12,679
2,644	*	Generac Holdings, Inc	37,042
2,251	*	Globecomm Systems, Inc	18,571
2,050	*	GP Strategies Corp	14,883
17,220	*	GrafTech International Ltd	251,756
3,542	*	Greatbatch, Inc	79,022
2,225	*	GSI Technology, Inc	12,727
8,891	*	GT Solar International, Inc	49,790
9,804	*	Harman International Industries, Inc	293,042
13,131	*	Harmonic, Inc	71,433
18,330		Harris Corp	763,445
8,357	*	Harris Stratex Networks, Inc (Class A)	30,336
4,112	*	Helen of Troy Ltd	90,711
330,988		Hewlett-Packard Co	14,325,161
13,254	*	Hexcel Corp	205,570
3,874	*	Hittite Microwave Corp	173,323
2,464	*	Hoku Scientific, Inc	8,230
3,350	*	Hutchinson Technology, Inc	14,506
3,492	*	Imation Corp	32,091
11,957	*	Infinera Corp	76,884
22,756	*	Integrated Device Technology, Inc	112,642
3,597	*	Integrated Silicon Solution, Inc	27,121
785,237		Intel Corp	15,272,860
6,253	*	InterDigital, Inc	154,387
10,337	*	International Rectifier Corp	192,372
17,701		Intersil Corp (Class A)	214,359
3,189	*	IPG Photonics Corp	48,568
4,769	*	Iridium Communications, Inc	47,881
2,568	*	iRobot Corp	48,253
3,943	*	IXYS Corp	34,856
30,260	*	JDS Uniphase Corp	297,758
2,812	*	KIT Digital, Inc	24,802
16,334		L-3 Communications Holdings, Inc	1,157,100
16,094	*	Lattice Semiconductor Corp	69,848
6,024		Lincoln Electric Holdings, Inc	307,164
31,645		Linear Technology Corp	880,047
2,964	*	Littelfuse, Inc	93,692
1,474	*	Loral Space & Communications, Inc	62,969
2,512		LSI Industries, Inc	12,259
92,073	*	LSI Logic Corp	423,536
76,394	*	Marvell Technology Group Ltd	1,203,969
7,158	*	Mattson Technology, Inc	27,129
42,707		Maxim Integrated Products, Inc	714,488

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,022	*	MaxLinear, Inc	$14,288
3,099	*	Maxwell Technologies, Inc	35,329
31,733	*	MEMC Electronic Materials, Inc	313,522
3,210	*	Mercury Computer Systems, Inc	37,653
4,466		Methode Electronics, Inc	43,499
6,546		Micrel, Inc	66,638
25,996		Microchip Technology, Inc	721,129
120,713	*	Micron Technology, Inc	1,024,853
11,762	*	Microsemi Corp	172,078
5,326	*	Microtune, Inc	11,344
10,554	*	Microvision, Inc	31,240
4,443	*	Mindspeed Technologies, Inc	33,278
5,410	*	MIPS Technologies, Inc	27,645
18,676		Molex, Inc	340,650
4,815	*	Monolithic Power Systems, Inc	85,996
6,413	*	Moog, Inc (Class A)	206,691
3,715	*	MoSys, Inc	16,420
327,903	*	Motorola, Inc	2,137,928
1,582	*	Multi-Fineline Electronix, Inc	39,487
742		National Presto Industries, Inc	68,902
32,937		National Semiconductor Corp	443,332
48,255	*	NetApp, Inc	1,800,394
8,718	*	Netlogic Microsystems, Inc	237,130
13,541	*	Novellus Systems, Inc	343,400
527	*	NVE Corp	22,940
80,500	*	Nvidia Corp	821,905
7,091	*	Omnivision Technologies, Inc	152,031
59,635	*	ON Semiconductor Corp	380,471
11,289	*	Openwave Systems, Inc	22,917
2,897	*	Oplink Communications, Inc	41,514
4,847	*	OpNext, Inc	7,998
2,114	*	OSI Systems, Inc	58,706
2,895		Park Electrochemical Corp	70,667
3,376	*	Pericom Semiconductor Corp	32,410
9,190	*	Photronics, Inc	41,539
6,817		Plantronics, Inc	194,966
5,520	*	Plexus Corp	147,605
4,641	*	PLX Technology, Inc	19,446
31,592	*	PMC - Sierra, Inc	237,572
11,921	*	Polycom, Inc	355,127
3,209	*	Polypore International, Inc	72,973
1,254	*	Powell Industries, Inc	34,284
3,642		Power Integrations, Inc	117,254
9,154	*	Power-One, Inc	61,790
19,437	*	Powerwave Technologies, Inc	29,933
15,743	*	QLogic Corp	261,649
231,502		Qualcomm, Inc	7,602,526
14,817	*	Rambus, Inc	259,594
2,190		Raven Industries, Inc	73,825
5,431		Regal-Beloit Corp	302,941
38,078	*	RF Micro Devices, Inc	148,885
2,127		Richardson Electronics Ltd	19,143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,746	*	Rogers Corp	$76,256
1,805	*	Rubicon Technology, Inc	53,771
32,461	*	SanDisk Corp	1,365,634
11,205	*	Sanmina-SCI Corp	152,500
9,388	*	SatCon Technology Corp	26,850
4,433	*	Seachange International, Inc	36,484
8,883	*	Semtech Corp	145,415
5,245	*	ShoreTel, Inc	24,337
11,131	*	Silicon Image, Inc	39,070
6,483	*	Silicon Laboratories, Inc	262,950
547,965	*	Sirius XM Radio, Inc	520,292
24,981	*	Skyworks Solutions, Inc	419,431
7,542	*	Smart Modular Technologies WWH, Inc	44,121
1,826	*	Spansion, Inc	29,782
2,342	*	Spectrum Brands, Inc	59,393
1,646	*	Spectrum Control, Inc	23,011
3,504	*	Standard Microsystems Corp	81,573
2,647	*	Stoneridge, Inc	20,091
13,708	*	Sunpower Corp (Class A)	165,867
2,158	*	Supertex, Inc	53,216
2,670		Sycamore Networks, Inc	44,375
5,168	*	Symmetricom, Inc	26,305
4,722	*	Synaptics, Inc	129,855
6,422		Technitrol, Inc	20,294
9,552	*	Tekelec	126,468
5,774		Teleflex, Inc	313,413
54,452		Tellabs, Inc	347,948
714		Tessco Technologies, Inc	11,924
6,982	*	Tessera Technologies, Inc	112,061
172,487		Texas Instruments, Inc	4,015,497
7,813	*	Thomas & Betts Corp	271,111
15,493	*	Trident Microsystems, Inc	22,000
21,846	*	Triquint Semiconductor, Inc	133,479
12,109	*	TTM Technologies, Inc	115,036
3,140	*	Ultra Clean Holdings	26,753
37	*	United Capital Corp	903
4,272	*	Universal Display Corp	76,811
2,710	*	Universal Electronics, Inc	45,067
5,204	*	UQM Technologies, Inc	17,642
16,956	*	Utstarcom, Inc	31,199
10,487	*	Varian Semiconductor Equipment Associates, Inc	300,557
4,885	*	Viasat, Inc	159,056
624	*	Viasystems Group, Inc	9,216
2,758	*	Vicor Corp	34,447
3,215	*	Virage Logic Corp	38,226
24,353	*	Vishay Intertechnology, Inc	188,492
3,529	*	Volterra Semiconductor Corp	81,379
10,609		Whirlpool Corp	931,682
39,067		Xilinx, Inc	986,832
7,995	*	Zix Corp	18,069
3,318	*	Zoltek Cos, Inc	28,103
7,072	*	Zoran Corp	67,467

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	139,109,362

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 0.8%
3,227	*	Accelrys, Inc	$20,814
86,280		Accenture plc	3,334,721
1,678	*	Accretive Health, Inc	22,200
2,245	*	Advisory Board Co	96,445
14,441	*	Aecom Technology Corp	333,009
3,107	*	Affymax, Inc	18,580
19,985	*	Amylin Pharmaceuticals, Inc	375,717
18,075	*	Ariad Pharmaceuticals, Inc	50,972
1,246		CDI Corp	19,350
11,994	*	Celera Corp	78,561
3,014	*	comScore, Inc	49,641
3,152		Core Laboratories NV	465,267
1,557	*	Cornell Cos, Inc	41,837
4,663		Corporate Executive Board Co	122,497
1,484	*	CRA International, Inc	27,944
3,392		Diamond Management & Technology Consultants, Inc	34,972
14,065	*	Dyax Corp	31,928
6,832	*	eResearch Technology, Inc	53,836
4,956	*	Exact Sciences Corp	21,806
15,277	*	Exelixis, Inc	53,011
2,271	*	Exponent, Inc	74,307
25,245		Fluor Corp	1,072,912
1,588	*	Franklin Covey Co	10,322
5,584	*	Furmanite Corp	22,168
9,326	*	Genpact Ltd	144,833
7,298	*	Gen-Probe, Inc	331,476
11,968	*	Hewitt Associates, Inc (Class A)	412,417
2,635	*	Hill International, Inc	10,698
2,916	*	Huron Consulting Group, Inc	56,600
2,381	*	ICF International, Inc	56,977
11,992	*	Incyte Corp	132,751
2,412	*	Infinity Pharmaceuticals, Inc	14,255
11,140	*	Inovio Biomedical Corp	11,363
12,827	*	Isis Pharmaceuticals, Inc	122,754
17,633	*	Jacobs Engineering Group, Inc	642,547
22,698		KBR, Inc	461,677
1,891	*	Kendle International, Inc	21,784
1,423		Landauer, Inc	86,632
3,593	*	LECG Corp	9,342
28,239	*	Lexicon Pharmaceuticals, Inc	36,146
5,337	*	Luminex Corp	86,566
2,652		MAXIMUS, Inc	153,471
4,306	*	Maxygen, Inc	23,812
32,808	*	McDermott International, Inc	710,621
1,220		MedQuist, Inc	9,650
1,222	*	Michael Baker Corp	42,648
1,750	*	Mistras Group, Inc	18,760
13,749	*	Myriad Genetics, Inc	205,549
34		National Research Corp	820

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,865	*	Navigant Consulting, Inc	$71,259
4,502	*	Omnicell, Inc	52,628
45,541		Paychex, Inc	1,182,700
9,038	*	Regeneron Pharmaceuticals, Inc	201,728
30,612	*	Rentech, Inc	30,306
6,707	*	Resources Connection, Inc	91,215
7,568	*	Rigel Pharmaceuticals, Inc	54,490
6,469	*	RTI Biologics, Inc	18,954
44,072	*	SAIC, Inc	737,765
6,276	*	Sangamo Biosciences, Inc	23,284
9,597	*	Savient Pharmaceuticals, Inc	120,922
5,624	*	Senomyx, Inc	21,315
9,653	*	Sequenom, Inc	57,049
11,903	*	Shaw Group, Inc	407,321
1,754	*	Stanley, Inc	65,565
4,456	*,m	Symyx Technologies, Inc	22,325
1,707	*	Tejon Ranch Co	39,398
8,724	*	Tetra Tech, Inc	171,078
6,171		Towers Watson & Co	239,743
1,117	*	Transcend Services, Inc	15,080
11,792	*	URS Corp	464,015
612		VSE Corp	19,474

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	14,344,580

FABRICATED METAL PRODUCTS - 0.6%
4,976	*	Alliant Techsystems, Inc	308,811
1,304		Ameron International Corp	78,670
9,739		Aptargroup, Inc	368,329
13,023		Ball Corp	688,004
4,194	*	Chart Industries, Inc	65,343
2,328		CIRCOR International, Inc	59,550
16,142		Commercial Metals Co	213,397
3,386	*	Commercial Vehicle Group, Inc	34,571
7,086		Crane Co	214,068
22,887	*	Crown Holdings, Inc	573,090
1,779		Dynamic Materials Corp	28,535
6,157	*	Griffon Corp	68,096
1,528		Gulf Island Fabrication, Inc	23,715
746	*	Hawk Corp	18,986
62,184		Illinois Tool Works, Inc	2,566,955
2,184		Insteel Industries, Inc	25,378
2,440	*	Ladish Co, Inc	55,437
1,319	*	Lifetime Brands, Inc	19,284
5,030	*	Mobile Mini, Inc	81,888
22,065		Mueller Water Products, Inc (Class A)	81,861
2,720	*	NCI Building Systems, Inc	22,766
1,853	*	North American Galvanizing & Coating, Inc	14,213
22,732		Parker Hannifin Corp	1,260,717
1,123	*	Park-Ohio Holdings Corp	16,160
14,100		Pentair, Inc	454,020
2,780	*	Pgt, Inc	7,145
5,396		Quanex Building Products Corp	93,297

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,780		Silgan Holdings, Inc	$220,796
5,398		Simpson Manufacturing Co, Inc	132,521
7,308	*	Smith & Wesson Holding Corp	29,890
8,163		Snap-On, Inc	333,948
22,501		Stanley Works	1,136,750
2,608		Sturm Ruger & Co, Inc	37,373
1,895		Sun Hydraulics Corp	44,457
7,871	*	Taser International, Inc	30,697
3,092	*	Trimas Corp	34,971
3,022		Valmont Industries, Inc	219,579
4,289		Watts Water Technologies, Inc (Class A)	122,923

		TOTAL FABRICATED METAL PRODUCTS	9,786,191

FOOD AND KINDRED PRODUCTS - 3.9%
3,066	*	American Italian Pasta Co	162,099
90,737		Archer Daniels Midland Co	2,342,829
6,820		B&G Foods, Inc (Class A)	73,520
1,230	*	Boston Beer Co, Inc (Class A)	82,964
20,329		Bunge Ltd	999,984
25,952		Campbell Soup Co	929,860
8,073	*	Central Garden and Pet Co (Class A)	72,415
572		Coca-Cola Bottling Co Consolidated	27,410
297,270		Coca-Cola Co	14,899,171
44,342		Coca-Cola Enterprises, Inc	1,146,684
62,881		ConAgra Foods, Inc	1,466,385
25,865	*	Constellation Brands, Inc (Class A)	404,011
10,575		Corn Products International, Inc	320,423
10,759	*	Darling International, Inc	80,800
25,824	*	Dean Foods Co	260,048
28,045		Del Monte Foods Co	403,568
3,090		Diamond Foods, Inc	126,999
34,675		Dr Pepper Snapple Group, Inc	1,296,498
797		Farmer Bros Co	12,027
10,702		Flowers Foods, Inc	261,450
93,657		General Mills, Inc	3,326,697
44,625		H.J. Heinz Co	1,928,693
9,693	*	Hansen Natural Corp	379,093
1,197	*	Harbinger Group, Inc	7,517
21,701		Hershey Co	1,040,129
9,813		Hormel Foods Corp	397,230
1,197		Imperial Sugar Co	12,090
2,077		J&J Snack Foods Corp	87,442
16,808		J.M. Smucker Co	1,012,178
1,086	*	John B. Sanfilippo & Son, Inc	15,714
36,361		Kellogg Co	1,828,958
226,407		Kraft Foods, Inc (Class A)	6,339,395
2,915		Lancaster Colony Corp	155,544
4,091		Lance, Inc	67,461
1,528	*	M&F Worldwide Corp	41,409
18,685		McCormick & Co, Inc	709,283
28,862		Mead Johnson Nutrition Co	1,446,563
1,659	*	Mgp Ingredients, Inc	10,999

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,739		Molson Coors Brewing Co (Class B)	$793,784
2,418		National Beverage Corp	29,693
1,900	*	Peet’s Coffee & Tea, Inc	74,613
227,619		PepsiCo, Inc	13,873,377
7,760	*	Ralcorp Holdings, Inc	425,248
23,700		Reynolds American, Inc	1,235,244
3,232		Sanderson Farms, Inc	163,992
93,280		Sara Lee Corp	1,315,248
1,580	*	Seneca Foods Corp	50,971
8,675	*	Smart Balance, Inc	35,481
19,832	*	Smithfield Foods, Inc	295,497
3,695		Tootsie Roll Industries, Inc	87,387
4,925	*	TreeHouse Foods, Inc	224,876
42,142		Tyson Foods, Inc (Class A)	690,707

		TOTAL FOOD AND KINDRED PRODUCTS	63,471,658

FOOD STORES - 0.3%
159		Arden Group, Inc (Class A)	13,971
1,079	*	Caribou Coffee Co, Inc	10,218
5,085	*	Dole Food Co, Inc	53,037
4,811	*	Great Atlantic & Pacific Tea Co, Inc	18,763
1,511		Ingles Markets, Inc (Class A)	22,741
91,032		Kroger Co	1,792,419
3,971	*	Panera Bread Co (Class A)	298,977
3,132	*	Pantry, Inc	44,193
6,296		Ruddick Corp	195,113
54,860		Safeway, Inc	1,078,547
30,008		Supervalu, Inc	325,287
974	*	Susser Holdings Corp	11,483
842		Village Super Market (Class A)	22,103
1,657		Weis Markets, Inc	54,532
19,743	*	Whole Foods Market, Inc	711,143
7,216	*	Winn-Dixie Stores, Inc	69,562

		TOTAL FOOD STORES	4,722,089

FORESTRY - 0.1%
11,329		Rayonier, Inc	498,703
29,853		Weyerhaeuser Co	1,050,825

		TOTAL FORESTRY	1,549,528

FURNITURE AND FIXTURES - 0.0%
1,755	*	Astronics Corp	28,712
3,147		Ethan Allen Interiors, Inc	44,027
6,165	*	Furniture Brands International, Inc	32,181
8,029		Herman Miller, Inc	151,507
8,667		Hill-Rom Holdings, Inc	263,737
6,441		HNI Corp	177,707
1,401		Hooker Furniture Corp	14,935
4,410		Kimball International, Inc (Class B)	24,387
8,859	*	Kinetic Concepts, Inc	323,442
7,713	*	La-Z-Boy, Inc	57,308
20,914		Leggett & Platt, Inc	419,535

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

50,619		Masco Corp	$544,661
8,861	*	Sealy Corp	23,659
7,755	*	Select Comfort Corp	67,856
10,123		Steelcase, Inc (Class A)	78,453
10,219	*	Tempur-Pedic International, Inc	314,234

		TOTAL FURNITURE AND FIXTURES	2,566,341

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
37,156	*	Bed Bath & Beyond, Inc	1,377,744
4,480	*	Bell Microproducts, Inc	31,270
21,557	*	GameStop Corp (Class A)	405,056
2,061		Haverty Furniture Cos, Inc	25,330
1,832	*	hhgregg, Inc	42,722
6,464		Knoll, Inc	85,907
15,976	*	Pier 1 Imports, Inc	102,406
17,768		RadioShack Corp	346,654
995	*	Rex Stores Corp	15,920
4,620	*	Tuesday Morning Corp	18,434
13,542		Williams-Sonoma, Inc	336,112

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,787,555

GENERAL BUILDING CONTRACTORS - 0.2%
976	*	Avatar Holdings, Inc	18,720
11,669	*	Beazer Homes USA, Inc	42,358
2,011	*	Brookfield Homes Corp	13,554
767	*	Cavco Industries, Inc	26,983
39,393		DR Horton, Inc	387,233
9,541	*	Hovnanian Enterprises, Inc (Class A)	35,111
10,495		KB Home	115,445
22,581		Lennar Corp (Class A)	314,102
3,142	*	M/I Homes, Inc	30,289
3,521		McGrath RentCorp	80,209
5,334		MDC Holdings, Inc	143,751
4,493	*	Meritage Homes Corp	73,146
870	*	NVR, Inc	569,877
3,840	*	Perini Corp	63,283
48,205	*	Pulte Homes, Inc	399,137
5,939		Ryland Group, Inc	93,955
15,867	*	Standard-Pacific Corp	52,837
2,665	*	Team, Inc	34,778
19,330	*	Toll Brothers, Inc	316,239

		TOTAL GENERAL BUILDING CONTRACTORS	2,811,007

GENERAL MERCHANDISE STORES - 1.7%
6,846	*	99 Cents Only Stores	101,321
11,433	*	Big Lots, Inc	366,885
8,201	*	BJ’s Wholesale Club, Inc	303,519
1,348	*	Bon-Ton Stores, Inc/the	13,143
7,374		Casey’s General Stores, Inc	257,353
1,986	*	Conn’s, Inc	11,678
62,179		Costco Wholesale Corp	3,409,275
6,466		Dillard’s, Inc (Class A)	139,019

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,488	*	Dollar General Corp	$261,394
19,084		Family Dollar Stores, Inc	719,276
5,586		Fred’s, Inc (Class A)	61,781
33,110		JC Penney Co, Inc	711,203
59,581		Macy’s, Inc	1,066,500
2,652	*	Retail Ventures, Inc	20,739
18,146	*	Saks, Inc	137,728
6,410	*	Sears Holdings Corp	414,407
3,584	*	Stein Mart, Inc	22,328
103,955		Target Corp	5,111,466
287,996		Wal-Mart Stores, Inc	13,843,967

		TOTAL GENERAL MERCHANDISE STORES	26,972,982

HEALTH SERVICES - 1.2%
3,355	*	Alliance Imaging, Inc	13,554
5,849	*	Allied Healthcare International, Inc	13,570
1,314	*	Almost Family, Inc	45,898
3,994	*	Amedisys, Inc	175,616
1,085		America Service Group, Inc	18,662
1,755	*	American Dental Partners, Inc	21,253
39,893		AmerisourceBergen Corp	1,266,603
5,090	*	Amsurg Corp	90,704
1,286	*	Assisted Living Concepts, Inc (A Shares)	38,053
3,540	*	Bio-Reference Labs, Inc	78,482
12,039	*	Brookdale Senior Living, Inc	180,585
13,114	*	Community Health Systems, Inc	443,384
3,983	*	Continucare Corp	13,343
1,044	*	Corvel Corp	35,277
9,125	*	Covance, Inc	468,295
21,013	*	Coventry Health Care, Inc	371,510
4,302	*	Cross Country Healthcare, Inc	38,675
4,851	*	CryoLife, Inc	26,147
14,672	*	DaVita, Inc	916,120
3,364	*	eHealth, Inc	38,249
2,401	*	Emeritus Corp	39,160
1,570		Ensign Group, Inc	25,936
2,870	*	Enzo Biochem, Inc	11,681
77,370	*	Express Scripts, Inc	3,637,936
4,392	*	Five Star Quality Care, Inc	13,264
2,412	*	Genomic Health, Inc	31,187
2,854	*	Genoptix, Inc	49,089
4,162	*	Gentiva Health Services, Inc	112,416
3,175	*	Health Grades, Inc	19,050
35,344	*	Health Management Associates, Inc (Class A)	274,623
13,274	*	Healthsouth Corp	248,357
4,760	*	Healthways, Inc	56,739
10,439	*	Immunomedics, Inc	32,257
2,372	*	IPC The Hospitalist Co, Inc	59,537
5,370	*	Kindred Healthcare, Inc	68,951
14,721	*	Laboratory Corp of America Holdings	1,109,227
2,013	*	LCA-Vision, Inc	11,152
2,304	*	LHC Group, Inc	63,936

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,873	*	LifePoint Hospitals, Inc	$247,212
14,049	*	Lincare Holdings, Inc	456,733
5,013	*	Magellan Health Services, Inc	182,072
38,292		McKesson Corp	2,571,691
2,045	*	Medcath Corp	16,074
64,468	*	Medco Health Solutions, Inc	3,550,897
1,258		National Healthcare Corp	43,351
12,906	*	Nektar Therapeutics	156,163
4,838	*	Odyssey HealthCare, Inc	129,271
16,941		Omnicare, Inc	401,502
6,646	*	Pediatrix Medical Group, Inc	369,584
15,090		Pharmaceutical Product Development, Inc	383,437
1,436	*	Prospect Medical Holdings, Inc	8,688
8,066	*	Psychiatric Solutions, Inc	263,920
21,060		Quest Diagnostics, Inc	1,048,156
3,516	*	RehabCare Group, Inc	76,578
4,768	*	Select Medical Holdings Corp	32,327
3,613	*	Skilled Healthcare Group, Inc (Class A)	24,532
6,508	*	Sun Healthcare Group, Inc	52,585
7,876	*	Sunrise Senior Living, Inc	21,895
2,100	*	Team Health Holdings, Inc	27,132
68,122	*	Tenet Healthcare Corp	295,649
12,691		Universal Health Services, Inc (Class B)	484,162
1,389	*	US Physical Therapy, Inc	23,446
842	*	Virtual Radiologic Corp	14,449

		TOTAL HEALTH SERVICES	21,039,984

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
13,010	*	Broadwind Energy, Inc	36,428
3,835	*	Comverge, Inc	34,362
4,880		Granite Construction, Inc	115,071
8,220		Great Lakes Dredge & Dock Corp	49,320
1,707	*	LB Foster Co (Class A)	44,245
3,319	*	Matrix Service Co	30,900
2,652	*	MYR Group, Inc	44,262
3,971	*	Orion Marine Group, Inc	56,388
1,897	*	Sterling Construction Co, Inc	24,547

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	435,523

HOLDING AND OTHER INVESTMENT OFFICES - 5.2%
5,622		Acadia Realty Trust	94,562
6,433	*	Affiliated Managers Group, Inc	390,933
1,028		Agree Realty Corp	23,973
287		Alexander’s, Inc	86,938
6,285		Alexandria Real Estate Equities, Inc	398,280
23,723		AMB Property Corp	562,472
7,490		American Campus Communities, Inc	204,402
4,654		American Capital Agency Corp	122,959
78,965		Annaly Mortgage Management, Inc	1,354,249
16,779		Anworth Mortgage Asset Corp	119,466
16,779		Apartment Investment & Management Co (Class A)	325,009
1,300		Apollo Commercial Real Estate Finance, Inc	21,398

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,818	*	Ashford Hospitality Trust, Inc	$49,976
4,461		Associated Estates Realty Corp	57,770
11,473		AvalonBay Communities, Inc	1,071,234
243,689	*	Berkshire Hathaway, Inc (Class B)	19,419,575
16,397		BioMed Realty Trust, Inc	263,828
19,628		Boston Properties, Inc	1,400,261
18,417		Brandywine Realty Trust	197,983
8,999		BRE Properties, Inc (Class A)	332,333
9,462		Camden Property Trust	386,523
10,696		Capital Lease Funding, Inc	49,309
409		Capital Southwest Corp	35,955
9,851		Capstead Mortgage Corp	108,952
20,038		CBL & Associates Properties, Inc	249,273
7,637		Cedar Shopping Centers, Inc	45,975
1,238	*	Chatham Lodging Trust	22,123
716		Cherokee, Inc	12,244
5,956		Cogdell Spencer, Inc	40,263
9,577		Colonial Properties Trust	139,154
1,963		Colony Financial, Inc	33,175
8,132		Corporate Office Properties Trust	307,064
12,581		Cousins Properties, Inc	84,796
1,800		CreXus Investment Corp	22,374
3,532		Danvers Bancorp, Inc	51,037
28,982		DCT Industrial Trust, Inc	130,999
28,332		Developers Diversified Realty Corp	280,487
21,780		DiamondRock Hospitality Co	179,032
10,919		Digital Realty Trust, Inc	629,808
17,207		Douglas Emmett, Inc	244,684
31,766		Duke Realty Corp	360,544
1,438		Dynex Capital, Inc	13,273
4,428		EastGroup Properties, Inc	157,548
7,775		Education Realty Trust, Inc	46,883
6,755		Entertainment Properties Trust	257,163
3,589		Equity Lifestyle Properties, Inc	173,097
5,151		Equity One, Inc	80,356
39,327		Equity Residential	1,637,575
4,164		Essex Property Trust, Inc	406,157
2,145	*	Excel Trust, Inc	25,740
11,872		Extra Space Storage, Inc	165,021
8,479		Federal Realty Investment Trust	595,819
10,304	*	FelCor Lodging Trust, Inc	51,417
1,794	*	Financial Engines, Inc	24,398
10,225	*	First Industrial Realty Trust, Inc	49,285
5,389		First Potomac Realty Trust	77,440
9,031		Franklin Street Properties Corp	106,656
34,840	b	General Growth Properties, Inc	461,978
2,699		Getty Realty Corp	60,485
2,552		Gladstone Capital Corp	27,587
1,129		Gladstone Commercial Corp	18,448
10,505		Glimcher Realty Trust	62,820
2,695	*	Harris & Harris Group, Inc	11,023
5,130		Hatteras Financial Corp	142,717

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

41,513		HCP, Inc	$1,338,794
17,516		Health Care REIT, Inc	737,774
8,170		Healthcare Realty Trust, Inc	179,495
17,319		Hersha Hospitality Trust	78,282
2,645	*	HFF, Inc (Class A)	18,700
10,052		Highwoods Properties, Inc	279,044
6,071	*	Hilltop Holdings, Inc	60,771
5,595		Home Properties, Inc	252,167
17,326		Hospitality Properties Trust	365,579
92,850		Host Marriott Corp	1,251,618
37,027		HRPT Properties Trust	229,938
9,631		Inland Real Estate Corp	76,278
3,563		Invesco Mortgage Capital, Inc	71,296
13,554		Investors Real Estate Trust	119,682
2,700	*	Ironwood Pharmaceuticals, Inc	32,184
270,342		iShares Russell 3000 Index Fund	16,512,488
13,223	*	iStar Financial, Inc	58,975
8,673	*	Jamba, Inc	18,473
7,575		Kilroy Realty Corp	225,205
57,191		Kimco Realty Corp	768,647
7,775		Kite Realty Group Trust	32,500
10,104		LaSalle Hotel Properties	207,839
13,732		Lexington Corporate Properties Trust	82,529
15,962		Liberty Property Trust	460,504
3,452		LTC Properties, Inc	83,780
18,323		Macerich Co	683,814
11,101		Mack-Cali Realty Corp	330,033
6,803	*	Maguire Properties, Inc	19,933
1,727		Main Street Capital Corp	25,784
16,061		Medical Properties Trust, Inc	151,616
39,477		MFA Mortgage Investments, Inc	292,130
4,425		Mid-America Apartment Communities, Inc	227,755
3,502		Mission West Properties, Inc	23,884
3,849		Monmouth Real Estate Investment Corp (Class A)	28,444
2,942		MVC Capital, Inc	38,011
4,133		National Health Investors, Inc	159,368
11,865		National Retail Properties, Inc	254,386
16,887		Nationwide Health Properties, Inc	604,048
8,850	*	Newcastle Investment Corp	23,718
10,730		NorthStar Realty Finance Corp	28,649
12,739		Omega Healthcare Investors, Inc	253,888
1,171		One Liberty Properties, Inc	17,460
3,583		Parkway Properties, Inc	52,204
2,644	*	Pebblebrook Hotel Trust	49,839
8,294		Pennsylvania Real Estate Investment Trust	101,353
2,086	*	Pennymac Mortgage Investment Trust	33,167
7,421		Piedmont Office Realty Trust, Inc	138,995
23,006		Plum Creek Timber Co, Inc	794,397
6,873		Post Properties, Inc	156,223
5,820		Potlatch Corp	207,949
67,295		Prologis	681,698
9,042		Prospect Capital Corp	87,255

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,960		PS Business Parks, Inc	$165,109
19,757		Public Storage, Inc	1,736,837
11,925	*	RAIT Investment Trust	22,300
5,390		Ramco-Gershenson Properties	54,439
14,797		Realty Income Corp	448,793
11,120		Redwood Trust, Inc	162,797
11,542		Regency Centers Corp	397,045
5,412		Resource Capital Corp	30,740
1,270		Saul Centers, Inc	51,600
18,007		Senior Housing Properties Trust	362,121
40,784		Simon Property Group, Inc	3,293,307
11,016		SL Green Realty Corp	606,321
3,786		Sovran Self Storage, Inc	130,352
90,000		SPDR Trust Series 1	9,289,799
1,424	*	SRS Labs, Inc	13,030
6,830		Starwood Property Trust, Inc	115,769
21,198	*	Strategic Hotels & Resorts, Inc	93,059
2,553		Sun Communities, Inc	66,276
14,101	*	Sunstone Hotel Investors, Inc	140,023
5,708		Tanger Factory Outlet Centers, Inc	236,197
7,630		Taubman Centers, Inc	287,117
1,200	*	Terreno Realty Corp	21,252
3,622		Two Harbors Investment Corp	29,882
23,543		UDR, Inc	450,378
1,151		UMH Properties, Inc	11,591
2,089		Universal Health Realty Income Trust	67,120
2,803		Urstadt Biddle Properties, Inc (Class A)	45,212
13,259		U-Store-It Trust	98,912
12,910	*	Vantage Drilling Co	17,429
22,149		Ventas, Inc	1,039,896
46,738		Virgin Media, Inc	780,057
1,018	*	Virtus Investment Partners, Inc	19,057
22,268		Vornado Realty Trust	1,624,450
9,182	*	WABCO Holdings, Inc	289,049
3,287		Walter Investment Management Corp	53,742
8,356		Washington Real Estate Investment Trust	230,542
14,814		Weingarten Realty Investors	282,207
2,576		Winthrop Realty Trust	32,999

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	86,369,607

HOTELS AND OTHER LODGING PLACES - 0.4%
3,508		Ameristar Casinos, Inc	52,830
1,860	*	Bluegreen Corp	5,599
8,086	*	Boyd Gaming Corp	68,650
1,000	*	Chesapeake Lodging Trust	15,820
4,074		Choice Hotels International, Inc	123,076
4,860	*	Gaylord Entertainment Co	107,357
6,248	*	Hyatt Hotels Corp	231,738
2,570	*	Isle of Capri Casinos, Inc	23,798
44,586	*	Las Vegas Sands Corp	987,134
2,839		Marcus Corp	26,857
38,583		Marriott International, Inc (Class A)	1,155,175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,662	*	MGM Mirage	$372,702
1,611	*	Monarch Casino & Resort, Inc	16,319
3,148	*	Morgans Hotel Group Co	19,392
12,968	*	Orient-Express Hotels Ltd (Class A)	95,963
1,967	*	Outdoor Channel Holdings, Inc	9,186
2,712	*	Red Lion Hotels Corp	16,191
26,756		Starwood Hotels & Resorts Worldwide, Inc	1,108,501
4,761	*	Vail Resorts, Inc	166,207
25,367		Wyndham Worldwide Corp	510,891
10,628		Wynn Resorts Ltd	810,598

		TOTAL HOTELS AND OTHER LODGING PLACES	5,923,984

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.9%
100,639		3M Co	7,949,474
5,431	*	3PAR, Inc	50,563
2,472		Aaon, Inc	57,622
9,997		Actuant Corp (Class A)	188,244
13,154	*	AGCO Corp	354,763
699		Alamo Group, Inc	15,168
5,374	*	Allis-Chalmers Energy, Inc	11,070
3,779	*	Altra Holdings, Inc	49,203
1,129		Ampco-Pittsburgh Corp	23,517
189,540		Applied Materials, Inc	2,278,271
954	*	Argan, Inc	9,950
2,788	*	Astec Industries, Inc	77,311
14,307	*	Axcelis Technologies, Inc	22,176
2,600		Black Box Corp	72,515
6,697	*	Blount International, Inc	68,778
6,952		Briggs & Stratton Corp	118,323
62,588	*	Brocade Communications Systems, Inc	322,954
9,255	*	Brooks Automation, Inc	71,541
10,598		Bucyrus International, Inc (Class A)	502,875
8,580		Carlisle Cos, Inc	309,995
1,450		Cascade Corp	51,635
88,170		Caterpillar, Inc	5,296,371
8,748	*	Cirrus Logic, Inc	138,306
3,535	*	CNH Global NV	80,068
3,253	*	Colfax Corp	33,864
2,703	*	Columbus McKinnon Corp	37,761
6,459	*	Cray, Inc	36,041
28,299		Cummins, Inc	1,843,113
6,456		Curtiss-Wright Corp	187,482
4,295	*	Cymer, Inc	129,022
59,965		Deere & Co	3,338,850
9,323		Diebold, Inc	254,052
11,160		Donaldson Co, Inc	475,974
1,654	*	Douglas Dynamics, Inc	19,021
26,358		Dover Corp	1,101,501
11,634	*	Dresser-Rand Group, Inc	367,053
4,724	*	Dril-Quip, Inc	207,950
23,653		Eaton Corp	1,547,852
290,115	*	EMC Corp	5,309,105

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

106,310		Emerson Electric Co	$4,644,683
11,478	*	Emulex Corp	105,368
6,857	*	Ener1, Inc	23,177
2,790	*	EnPro Industries, Inc	78,539
18,422	*	Entegris, Inc	73,135
10,622	*	Extreme Networks, Inc	28,679
9,555	*	Flow International Corp	22,550
7,911		Flowserve Corp	670,853
17,149	*	FMC Technologies, Inc	903,066
5,507	*	Fortinet, Inc	90,535
2,934	*	Fuel Tech, Inc	18,543
7,365		Gardner Denver, Inc	328,405
1,508,311		General Electric Co	21,749,844
2,031		Gorman-Rupp Co	50,877
8,594		Graco, Inc	242,265
1,415		Graham Corp	21,211
11,571		IDEX Corp	330,583
5,014	*	Immersion Corp	25,371
45,423		Ingersoll-Rand plc	1,566,640
8,054	*	Intermec, Inc	82,554
180,981		International Business Machines Corp	22,347,533
42,484		International Game Technology	666,999
3,187	*	Intevac, Inc	34,005
4,198	*	Isilon Systems, Inc	53,902
25,892		ITT Industries, Inc	1,163,069
25,401		Jabil Circuit, Inc	337,833
3,951		John Bean Technologies Corp	60,253
94,961		Johnson Controls, Inc	2,551,602
14,539		Joy Global, Inc	728,259
1,378	*	Kadant, Inc	24,005
4,766		Kaydon Corp	156,611
11,663		Kennametal, Inc	296,590
10,408	*	Kulicke & Soffa Industries, Inc	73,064
17,864	*	Lam Research Corp	679,904
6,675		Lennox International, Inc	277,480
11,059	*	Lexmark International, Inc (Class A)	365,279
1,970		Lindsay Manufacturing Co	62,429
4,208		Lufkin Industries, Inc	164,070
18,475		Manitowoc Co, Inc	168,862
769	*	Meru Networks, Inc	9,120
1,685		Met-Pro Corp	18,131
11,378	*	Micros Systems, Inc	362,617
2,359	*	Middleby Corp	125,475
6,877	*	Modine Manufacturing Co	52,815
809		Nacco Industries, Inc (Class A)	71,807
1,429	*	Natural Gas Services Group, Inc	21,621
7,172	*	Netezza Corp	98,113
5,241	*	Netgear, Inc	93,499
5,347	*	Network Engines, Inc	14,490
4,761		Nordson Corp	266,997
42,496		Northrop Grumman Corp	2,313,481
7,084	*	Oil States International, Inc	280,385

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,491		Pall Corp	$566,796
24,084	*,m	Palm, Inc	137,038
29,319		Pitney Bowes, Inc	643,845
1,779	*	PMFG, Inc	26,952
2,780		Primoris Services Corp	17,514
4,802	*	Pure Bioscience	11,477
31,200	*	Quantum Corp	58,656
3,724	*	Rackable Systems, Inc	26,366
53,789		Raytheon Co	2,602,849
2,958	*	RBC Bearings, Inc	85,752
2,264	*	Rimage Corp	35,839
8,923	*	Riverbed Technology, Inc	246,453
3,824		Robbins & Myers, Inc	83,134
3,932	*	Safeguard Scientifics, Inc	41,522
1,058	*	Sauer-Danfoss, Inc	12,929
3,792	*	Scansource, Inc	94,535
10,159	*	Scientific Games Corp (Class A)	93,463
68,787	*	Seagate Technology, Inc	896,982
4,033	*	Sigma Designs, Inc	40,370
6,953		SPX Corp	367,188
2,397		Standex International Corp	60,764
5,728	*	STEC, Inc	71,944
3,455	*	Super Micro Computer, Inc	46,643
1,913	*	T-3 Energy Services, Inc	53,373
3,029	*	Tecumseh Products Co (Class A)	33,682
2,539		Tennant Co	85,869
23,558	*	Teradata Corp	718,048
14,778	*	Terex Corp	276,940
38,812		Textron, Inc	658,640
1,258	*	Thermadyne Holdings Corp	13,599
12,200		Timken Co	317,078
4,752		Toro Co	233,418
1,434		Twin Disc, Inc	16,290
71,562		Tyco International Ltd	2,521,130
3,339	*	Ultratech, Inc	54,326
17,438	*	Varian Medical Systems, Inc	911,659
12,092	*	VeriFone Holdings, Inc	228,902
3,906		Watsco, Inc	226,236
32,371	*	Western Digital Corp	976,309
8,547		Woodward Governor Co	218,205
192,065		Xerox Corp	1,544,203
4,217	*	Xyratex Ltd	59,671
8,173	*	Zebra Technologies Corp (Class A)	207,349

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	113,630,450

INSTRUMENTS AND RELATED PRODUCTS - 3.4%
3,354	*	Abaxis, Inc	71,876
5,238	*	Abiomed, Inc	50,704
7,125	*	Accuray, Inc	47,239
9,694	*	Affymetrix, Inc	57,195
1,909	*	AGA Medical Holdings, Inc	24,225
49,137	*	Agilent Technologies, Inc	1,396,964

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,791		Alcon, Inc	$1,450,928
8,264	*	Align Technology, Inc	122,886
42,923		Allergan, Inc	2,500,694
7,286	*	Alphatec Holdings, Inc	33,807
10,591	*	American Medical Systems Holdings, Inc	234,273
1,347		American Science & Engineering, Inc	102,655
1,888		Analogic Corp	85,923
2,123	*	Anaren, Inc	31,718
3,787	*	Angiodynamics, Inc	55,858
9,912	*	Antares Pharma, Inc	17,445
11,565	*	Applied Energetics, Inc	11,912
1,892	*	Argon ST, Inc	64,877
3,814	*	Arthrocare Corp	116,899
235		Atrion Corp	31,737
5,961	*	ATS Medical, Inc	23,665
2,166		Badger Meter, Inc	83,803
13,426		Bard (C.R.), Inc	1,040,918
84,194		Baxter International, Inc	3,421,643
9,893		Beckman Coulter, Inc	596,449
32,934		Becton Dickinson & Co	2,226,997
2,791	*	Bio-Rad Laboratories, Inc (Class A)	241,394
214,098	*	Boston Scientific Corp	1,241,768
10,212	*	Bruker BioSciences Corp	124,178
6,331	*	Caliper Life Sciences, Inc	27,033
1,772		Cantel Medical Corp	29,592
3,469	*	CardioNet, Inc	19,010
25,474	*	CareFusion Corp	578,260
8,213	*	Cepheid, Inc	131,572
5,273	*	Cerus Corp	16,663
7,734	*	Clarient, Inc	23,821
3,550	*	Coherent, Inc	121,765
3,262		Cohu, Inc	39,568
4,127	*	Conmed Corp	76,886
6,405		Cooper Cos, Inc	254,855
70,735		Covidien plc	2,842,132
1,698	*	Cutera, Inc	15,639
3,736	*	Cyberonics, Inc	88,468
854	*	Cynosure, Inc (Class A)	9,198
75,031		Danaher Corp	2,785,150
5,866	*	Delcath Systems, Inc	37,190
20,786		Dentsply International, Inc	621,709
5,637	*	Depomed, Inc	15,784
8,097	*	DexCom, Inc	93,601
2,580	*	Dionex Corp	192,107
1,235	*	DXP Enterprises, Inc	19,328
37,968	*	Eastman Kodak Co	164,781
15,983	*	Edwards Lifesciences Corp	895,368
3,127	*	Electro-Optical Sciences, Inc	23,265
5,762	*	Endologix, Inc	26,102
3,619		ESCO Technologies, Inc	93,189
4,389	*	Esterline Technologies Corp	208,258
11,725	*	ev3, Inc	262,757

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

789	*	Exactech, Inc	$13,476
2,570	*	FARO Technologies, Inc	48,085
5,343	*	FEI Co	105,311
21,558	*	Flir Systems, Inc	627,122
7,025	*	Formfactor, Inc	75,870
7,083	*	Fossil, Inc	245,780
16,022		Garmin Ltd	467,522
3,630	*	Haemonetics Corp	194,278
4,454	*	Hanger Orthopedic Group, Inc	79,994
6,492	*	HealthTronics, Inc	31,356
1,591	*	Herley Industries, Inc	22,688
9,077		Hillenbrand, Inc	194,157
36,385	*	Hologic, Inc	506,843
1,942	*	ICU Medical, Inc	62,474
2,809	*	ICx Technologies, Inc	20,506
3,695	*	II-VI, Inc	109,483
17,202	*	Illumina, Inc	748,803
5,037	*	Insulet Corp	75,807
2,829	*	Integra LifeSciences Holdings Corp	104,673
5,479	*	Intuitive Surgical, Inc	1,729,283
4,303		Invacare Corp	89,244
18,687	*	ION Geophysical Corp	65,031
2,136	*	IRIS International, Inc	21,659
5,680	*	Itron, Inc	351,138
3,822	*	Ixia	32,831
1,627		Keithley Instruments, Inc	14,366
994	*	Kensey Nash Corp	23,568
24,008		Kla-Tencor Corp	669,343
8,389	*	Kopin Corp	28,439
1,929	*	KVH Industries, Inc	23,958
10,366	*	L-1 Identity Solutions, Inc	84,898
1,792	*	LaBarge, Inc	20,447
25,483	*	Life Technologies Corp	1,204,072
20,599	*	LTX-Credence Corp	58,295
2,362	*	Lydall, Inc	18,046
3,561	*	MAKO Surgical Corp	44,334
7,378		Masimo Corp	175,670
2,568	*	Measurement Specialties, Inc	35,182
1,420	*	Medical Action Industries, Inc	17,026
155,475		Medtronic, Inc	5,639,079
4,242	*	Merit Medical Systems, Inc	68,169
4,751	*	Mettler-Toledo International, Inc	530,354
2,244	*	Micrus Endovascular Corp	46,653
7,943	*	Millipore Corp	847,121
3,821		Mine Safety Appliances Co	94,684
7,350	*	MKS Instruments, Inc	137,592
2,261	*	Movado Group, Inc	24,147
2,968		MTS Systems Corp	86,072
2,519	*	Nanometrics, Inc	25,417
8,213		National Instruments Corp	261,009
3,980	*	Natus Medical, Inc	64,834
2,953	*	Neogen Corp	76,926

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,543	*	Newport Corp	$41,160
5,577	*	NuVasive, Inc	197,760
3,459	*	NxStage Medical, Inc	51,332
2,540	*	Orthofix International NV	81,407
7,797	*	Orthovita, Inc	15,828
561	*	OYO Geospace Corp	27,197
2,480	*	Palomar Medical Technologies, Inc	27,751
16,782		PerkinElmer, Inc	346,884
10,809	*	Resmed, Inc	657,295
1,284	*	Rochester Medical Corp	12,134
20,134		Rockwell Automation, Inc	988,378
22,209		Rockwell Collins, Inc	1,179,964
4,146	*	Rofin-Sinar Technologies, Inc	86,320
13,346		Roper Industries, Inc	746,842
4,895	*	Rudolph Technologies, Inc	36,957
2,381	*,m	SenoRx, Inc	26,143
4,710	*	Sirona Dental Systems, Inc	164,096
8,051	*	Solta Medical, Inc	15,297
1,481	*	Somanetics Corp	36,951
3,596	*	Sonic Solutions, Inc	30,027
2,564	*	SonoSite, Inc	69,510
3,266	*	Spectranetics Corp	16,918
46,126	*	St. Jude Medical, Inc	1,664,688
4,783	*	Staar Surgical Co	27,359
16,938	*	Star Scientific, Inc	27,778
2,943	*	Stereotaxis, Inc	9,741
8,466		STERIS Corp	263,123
44,440		Stryker Corp	2,224,667
4,990	*	Symmetry Medical, Inc	52,595
5,107	*	Syneron Medical Ltd	52,500
1,466	*	Synovis Life Technologies, Inc	22,400
5,272		Techne Corp	302,876
5,100	*	Teledyne Technologies, Inc	196,758
24,596	*	Teradyne, Inc	239,811
57,922	*	Thermo Electron Corp	2,841,073
8,187	*	Thoratec Corp	349,831
17,333	*	Trimble Navigation Ltd	485,324
6,859	*	Unilife Corp	39,919
2,153	*	Vascular Solutions, Inc	26,913
5,715	*	Veeco Instruments, Inc	195,910
2,303	*	Vital Images, Inc	29,363
11,397	*	Vivus, Inc	109,411
6,963	*	Volcano Corp	151,933
13,128	*	Waters Corp	849,382
5,213	*	Wright Medical Group, Inc	86,588
3,470	*	X-Rite, Inc	12,804
727		Young Innovations, Inc	20,465
28,808	*	Zimmer Holdings, Inc	1,557,072
2,852	*	Zoll Medical Corp	77,289
1,695	*	Zygo Corp	13,746

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	58,354,266

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.3%
39,296		AON Corp	$1,458,668
14,445		Arthur J. Gallagher & Co	352,169
15,992		Brown & Brown, Inc	306,087
3,194	*	Crawford & Co (Class B)	10,093
62,679		Hartford Financial Services Group, Inc	1,387,086
850		Life Partners Holdings, Inc	17,391
75,661		Marsh & McLennan Cos, Inc	1,706,155
6,414	*	National Financial Partners Corp	62,665
14,597	*	Verisk Analytics, Inc	436,450
1,093		White Mountains Insurance Group Ltd	354,351

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	6,091,115

INSURANCE CARRIERS - 3.5%
47,793		ACE Ltd	2,460,384
59,942		Aetna, Inc	1,581,270
66,727		Aflac, Inc	2,847,240
934	*	Alleghany Corp	273,942
7,129		Allied World Assurance Holdings Ltd	323,514
76,064		Allstate Corp	2,185,319
42,327	*	Ambac Financial Group, Inc	28,359
8,398		American Equity Investment Life Holding Co	86,667
12,196		American Financial Group, Inc	333,195
17,163	*	American International Group, Inc	591,094
980		American National Insurance Co	79,351
1,732		American Physicians Capital, Inc	53,432
810		American Physicians Service Group, Inc	19,805
1,178	*	American Safety Insurance Holdings Ltd	18,518
7,319	*	AMERIGROUP Corp	237,721
2,639	*	Amerisafe, Inc	46,314
3,216		Amtrust Financial Services, Inc	38,721
7,379	*	Arch Capital Group Ltd	549,736
4,264		Argo Group International Holdings Ltd	130,436
10,938		Aspen Insurance Holdings Ltd	270,606
15,885		Assurant, Inc	551,210
26,038		Assured Guaranty Ltd	345,524
18,233		Axis Capital Holdings Ltd	541,885
1,020		Baldwin & Lyons, Inc (Class B)	21,430
5,341	*	Catalyst Health Solutions, Inc	184,265
7,092	*	Centene Corp	152,478
46,199		Chubb Corp	2,310,412
39,044		Cigna Corp	1,212,707
20,723		Cincinnati Financial Corp	536,104
6,803	*	Citizens, Inc (Class A)	45,308
3,694	*	CNA Financial Corp	94,419
2,304	*	CNA Surety Corp	37,025
32,025	*	Conseco, Inc	158,524
6,555		Delphi Financial Group, Inc (Class A)	160,008
1,472		Donegal Group, Inc (Class A)	18,091
358		EMC Insurance Group, Inc	7,851
6,230		Employers Holdings, Inc	91,768
6,470		Endurance Specialty Holdings Ltd	242,819

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

914	*	Enstar Group Ltd	$60,726
4,367		Erie Indemnity Co (Class A)	198,699
8,320		Everest Re Group Ltd	588,390
1,841		FBL Financial Group, Inc (Class A)	38,661
32,478		Fidelity National Title Group, Inc (Class A)	421,889
14,267		First American Corp	251,955
14,267		First American Financial Corp	180,906
1,443		First Mercury Financial Corp	15,267
7,362		Flagstone Reinsurance Holdings Ltd	79,657
1,436	*	Fpic Insurance Group, Inc	36,833
69,008	*	Genworth Financial, Inc (Class A)	901,935
3,862	*	Greenlight Capital Re Ltd (Class A)	97,284
1,260	*	Hallmark Financial Services	12,537
6,331		Hanover Insurance Group, Inc	275,399
1,895		Harleysville Group, Inc	58,802
16,100		HCC Insurance Holdings, Inc	398,636
14,025	*	Health Net, Inc	341,789
6,935	*	Healthspring, Inc	107,562
5,348		Horace Mann Educators Corp	81,824
24,008	*	Humana, Inc	1,096,445
1,879		Infinity Property & Casualty Corp	86,772
387		Kansas City Life Insurance Co	11,444
27,524	*	Leucadia National Corp	536,993
42,718		Lincoln National Corp	1,037,620
44,572		Loews Corp	1,484,693
7,070		Maiden Holdings Ltd	46,450
1,420	*	Markel Corp	482,800
11,268		Max Capital Group Ltd	211,613
21,509	*	MBIA, Inc	120,665
7,924		Meadowbrook Insurance Group, Inc	68,384
3,834		Mercury General Corp	158,881
83,102		Metlife, Inc	3,137,931
5,145	*	Metropolitan Health Networks, Inc	19,191
28,820	*	MGIC Investment Corp	198,570
1,951	*	Molina Healthcare, Inc	56,189
10,040		Montpelier Re Holdings Ltd	149,897
1,259		National Interstate Corp	24,953
310		National Western Life Insurance Co (Class A)	47,356
1,818	*	Navigators Group, Inc	74,774
3,540	*	Neostem, Inc	6,478
529		NYMAGIC, Inc	10,204
34,113		Old Republic International Corp	413,791
3,022		OneBeacon Insurance Group Ltd (Class A)	43,275
11,051		PartnerRe Ltd	775,117
17,645	*	Phoenix Cos, Inc	37,231
6,496		Platinum Underwriters Holdings Ltd	235,740
3,917	*	PMA Capital Corp (Class A)	25,656
21,192	*	PMI Group, Inc	61,245
2,163		Presidential Life Corp	19,683
3,146	*	Primerica, Inc	67,450
3,955	*	Primus Guaranty Ltd	14,594
45,173		Principal Financial Group	1,058,855

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,575	*	ProAssurance Corp	$259,677
94,651		Progressive Corp	1,771,867
12,263		Protective Life Corp	262,306
65,907		Prudential Financial, Inc	3,536,569
19,396		Radian Group, Inc	140,427
10,322		Reinsurance Group of America, Inc (Class A)	471,819
8,159		RenaissanceRe Holdings Ltd	459,107
2,690		RLI Corp	141,252
1,937		Safety Insurance Group, Inc	71,708
2,936		SeaBright Insurance Holdings, Inc	27,833
7,649		Selective Insurance Group, Inc	113,664
7,036		Stancorp Financial Group, Inc	285,239
1,886		State Auto Financial Corp	29,252
2,389		Stewart Information Services Corp	21,549
4,982		Symetra Financial Corp	59,784
11,758		Torchmark Corp	582,139
5,945		Tower Group, Inc	127,996
8,615		Transatlantic Holdings, Inc	413,175
70,062		Travelers Cos, Inc	3,450,553
2,811	*	Triple-S Management Corp (Class B)	52,144
4,796	*	United America Indemnity Ltd (Class A)	35,299
3,242		United Fire & Casualty Co	64,256
160,447		UnitedHealth Group, Inc	4,556,695
7,209		Unitrin, Inc	184,550
4,007	*	Universal American Financial Corp	57,701
1,705		Universal Insurance Holdings, Inc	7,127
46,994		UnumProvident Corp	1,019,770
11,508		Validus Holdings Ltd	281,025
17,864		W.R. Berkley Corp	472,681
6,056	*	WellCare Health Plans, Inc	143,769
60,288	*	WellPoint, Inc	2,949,892
199		Wesco Financial Corp	64,317
48,274		XL Capital Ltd	772,867

		TOTAL INSURANCE CARRIERS	57,725,152

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
16,080	*	Corrections Corp of America	306,806
7,332	*	Geo Group, Inc	152,139

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	458,945

LEATHER AND LEATHER PRODUCTS - 0.1%
43,079		Coach, Inc	1,574,538
12,587	*	CROCS, Inc	133,170
3,636	*	Genesco, Inc	95,663
10,221	*	Iconix Brand Group, Inc	146,876
1,185		RG Barry Corp	13,071
3,409	*	Steven Madden Ltd	107,452
6,175	*	Timberland Co (Class A)	99,726
1,327		Weyco Group, Inc	30,229
7,161		Wolverine World Wide, Inc	180,600

		TOTAL LEATHER AND LEATHER PRODUCTS	2,381,325

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

LEGAL SERVICES - 0.0%
6,642	*	FTI Consulting, Inc	$289,525
1,159	*	Pre-Paid Legal Services, Inc	52,723

		TOTAL LEGAL SERVICES	342,248

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
4,383	*	Emergency Medical Services Corp (Class A)	214,898
2,700	*	Rural	21,978

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	236,876

LUMBER AND WOOD PRODUCTS - 0.0%
1,400		American Woodmark Corp	23,940
1,552		Deltic Timber Corp	64,874
18,080	*	Louisiana-Pacific Corp	120,955
709		Skyline Corp	12,769
2,593		Universal Forest Products, Inc	78,594

		TOTAL LUMBER AND WOOD PRODUCTS	301,132

METAL MINING - 0.6%
8,968	*	Allied Nevada Gold Corp	176,490
7,062	*	Capital Gold Corp	28,248
19,122		Cleveland-Cliffs, Inc	901,794
11,912	*	Coeur d’Alene Mines Corp	187,971
61,069		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,611,010
36,585	*	Golden Star Resources Ltd	160,242
34,254	*	Hecla Mining Co	178,806
11,914	*	Jaguar Mining, Inc	105,201
67,192		Newmont Mining Corp	4,148,434
10,920	*	Patriot Coal Corp	128,310
7,148	*	Rosetta Resources, Inc	141,602
6,554		Royal Gold, Inc	314,592
24,253		Southern Copper Corp (NY)	643,675
7,262	*	Stillwater Mining Co	84,384
19,693	*	Thompson Creek Metals Co, Inc	170,935
3,926	*	US Energy Corp Wyoming	18,649
14,632	*	US Gold Corp	73,306

		TOTAL METAL MINING	11,073,649

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.1%
2,833	*	Armstrong World Industries, Inc	85,500
694		Blyth, Inc	23,645
10,095		Callaway Golf Co	60,974
4,257		Daktronics, Inc	31,928
17,955		Hasbro, Inc	737,950
6,771	*	Intrepid Potash, Inc	132,508
3,606	*	Jakks Pacific, Inc	51,854
12,461		Jarden Corp	334,827
618	*	Johnson Outdoors, Inc	6,953
6,096	*	Leapfrog Enterprises, Inc	24,506
589	*	Marine Products Corp	3,334
51,497		Mattel, Inc	1,089,676
674		Oil-Dri Corp of America	15,468

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,065	*	RC2 Corp	$49,377
1,798	*	Russ Berrie & Co, Inc	12,640
7,381	*	Shuffle Master, Inc	59,122
773	*	Steinway Musical Instruments, Inc	13,752
1,489	*	Summer Infant, Inc	9,753

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,743,767

MISCELLANEOUS RETAIL - 1.4%
6,893	*	1-800-FLOWERS.COM, Inc (Class A)	14,200
49,330	*	Amazon.com, Inc	5,389,795
5,147		Barnes & Noble, Inc	66,396
48,662		Best Buy Co, Inc	1,647,695
2,960		Big 5 Sporting Goods Corp	38,894
1,854	*	Blue Nile, Inc	87,286
9,908	*	Borders Group, Inc	13,178
1,412	*	Build-A-Bear Workshop, Inc	9,573
5,206	*	Cabela’s, Inc	73,613
4,087		Cash America International, Inc	140,062
7,987	*	CKX, Inc	39,855
9,164	*	Coldwater Creek, Inc	30,791
192,086		CVS Corp	5,631,962
12,074	*	Dick’s Sporting Goods, Inc	300,522
17,948	*	Dollar Tree, Inc	747,154
13,344	*	Drugstore.Com	41,100
6,408	*	Ezcorp, Inc (Class A)	118,868
1,564		Gaiam, Inc (Class A)	9,493
8,742	*	GSI Commerce, Inc	251,770
4,207	*	Hibbett Sports, Inc	100,800
5,421	*	HSN, Inc	130,104
3,640	*	Jo-Ann Stores, Inc	136,536
3,897	*	KAR Auction Services, Inc	48,206
1,939	*	Kirkland’s, Inc	32,721
6,137		MSC Industrial Direct Co (Class A)	310,901
4,512		Nutri/System, Inc	103,505
38,788	*	Office Depot, Inc	156,704
11,684	*	OfficeMax, Inc	152,593
2,214	*	Overstock.com, Inc	40,007
1,332	*	PC Connection, Inc	8,072
16,715		Petsmart, Inc	504,292
6,744	*	Priceline.com, Inc	1,190,586
2,483		Pricesmart, Inc	57,680
83,866	*	Rite Aid Corp	82,189
3,783	*	Shutterfly, Inc	90,641
12,228	*	Signet Jewelers Ltd	336,270
1,595	*	Stamps.com, Inc	16,349
103,002		Staples, Inc	1,962,188
1,558		Systemax, Inc	23,479
17,800		Tiffany & Co	674,798
2,248	*	Vitamin Shoppe, Inc	57,661
138,060		Walgreen Co	3,686,202
356		Winmark Corp	11,915
8,463		World Fuel Services Corp	219,530

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,680	*	Zumiez, Inc	$43,175

		TOTAL MISCELLANEOUS RETAIL	24,829,311

MOTION PICTURES - 0.9%
2,004	*	Ascent Media Corp (Series A)	50,621
4,281	*	Avid Technology, Inc	54,497
2,152	*	Carmike Cinemas, Inc	13,041
7,657		Cinemark Holdings, Inc	100,690
39,974	*	Discovery Communications, Inc (Class A)	1,427,472
10,395	*	DreamWorks Animation SKG, Inc (Class A)	296,777
9,665	*	Lions Gate Entertainment Corp	67,462
5,896		National CineMedia, Inc	98,227
324,774		News Corp (Class A)	3,884,297
11,582		Regal Entertainment Group (Class A)	151,029
1,276	*	Rentrak Corp	31,045
14,400	*	Rovi Corp	545,904
12,645		Scripps Networks Interactive (Class A)	510,099
160,877		Time Warner, Inc	4,650,953
21,456	*	tw telecom inc (Class A)	357,886
84,642		Viacom, Inc (Class B)	2,655,220

		TOTAL MOTION PICTURES	14,895,220

NONDEPOSITORY INSTITUTIONS - 0.8%
6,404		Advance America Cash Advance Centers, Inc	26,449
47,875	*	American Capital Ltd	230,758
147,990		American Express Co	5,875,202
9,638	*	AmeriCredit Corp	175,604
27,372		Apollo Investment Corp	255,381
27,420		Ares Capital Corp	343,573
1,559		Asta Funding, Inc	15,387
7,972		BlackRock Kelso Capital Corp	78,684
8,563	*	Boise, Inc	47,011
64,420		Capital One Financial Corp	2,596,125
43,250		CapitalSource, Inc	205,870
109,416		Chimera Investment Corp	394,992
27,500	*	CIT Group, Inc	931,150
2,507		CompuCredit Corp	9,928
867	*	Credit Acceptance Corp	42,284
2,187		Cypress Sharpridge Investments, Inc	27,687
76,707		Discover Financial Services	1,072,364
4,463	*	Doral Financial Corp	10,890
1,679	*	Encore Capital Group, Inc	34,604
549	*	ePlus, Inc	9,608
1,352		Federal Agricultural Mortgage Corp (Class C)	18,969
4,125	*	First Cash Financial Services, Inc	89,925
11,052	*	First Marblehead Corp	25,972
2,486		Gladstone Investment Corp	14,493
19,739	*	GLG Partners, Inc	86,457
1,077		Golub Capital BDC, Inc	15,530
10,971	*	Heckmann Corp	50,905
4,866		Hercules Technology Growth Capital, Inc	44,816
13,392		Lender Processing Services, Inc	419,304

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,246		MCG Capital Corp	$44,658
1,650		Medallion Financial Corp	10,890
2,756		Nelnet, Inc (Class A)	53,136
4,005	*	NewStar Financial, Inc	25,472
2,537		NGP Capital Resources Co	18,190
5,692		NRDC Acquisition Corp	54,928
10,478	*	Ocwen Financial Corp	106,771
5,360		PennantPark Investment Corp	51,188
7,205	*	PHH Corp	137,183
68,333	*	SLM Corp	709,980
700		Solar Capital Ltd	13,482
533		Student Loan Corp	12,835
1,217	*	THL Credit, Inc	13,996
3,694		TICC Capital Corp	31,030
1,646		Triangle Capital Corp	23,406
2,324	*	World Acceptance Corp	89,032

		TOTAL NONDEPOSITORY INSTITUTIONS	14,546,099

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
3,604		AMCOL International Corp	84,694
4,701		Compass Minerals International, Inc	330,386
9,525	*	General Moly, Inc	29,337
230	*	United States Lime & Minerals, Inc	8,860
17,935		Vulcan Materials Co	786,091

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,239,368

OIL AND GAS EXTRACTION - 4.2%
9,428	*	Abraxas Petroleum Corp	26,398
69,845		Anadarko Petroleum Corp	2,520,706
47,600		Apache Corp	4,007,443
1,431		APCO Argentina, Inc	33,643
2,354	*	Approach Resources, Inc	16,196
5,594	*	Arena Resources, Inc	178,449
10,939		Atlas America, Inc	296,119
6,620	*	ATP Oil & Gas Corp	70,106
7,828	*	Atwood Oceanics, Inc	199,771
60,539		Baker Hughes, Inc	2,516,606
3,216	*	Basic Energy Services, Inc	24,763
7,296		Berry Petroleum Co (Class A)	187,653
5,974	*	Bill Barrett Corp	183,820
10,529	*	Boots & Coots, Inc	31,061
16,794	*	Brigham Exploration Co	258,292
14,703		Cabot Oil & Gas Corp	460,498
12,449	*	Cal Dive International, Inc	72,827
4,163	*	Callon Petroleum Co	26,227
34,480	*	Cameron International Corp	1,121,290
4,595	*	Carrizo Oil & Gas, Inc	71,360
11,454	*	Cheniere Energy, Inc	32,300
91,092		Chesapeake Energy Corp	1,908,377
11,837		Cimarex Energy Co	847,292
814	*	Clayton Williams Energy, Inc	34,286
10,166	*	Cobalt International Energy, Inc	75,737

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,502	*	Complete Production Services, Inc	$150,179
6,531	*	Comstock Resources, Inc	181,039
12,791	*	Concho Resources, Inc	707,726
1,776	*	Contango Oil & Gas Co	79,476
4,444	*	Continental Resources, Inc	198,291
1,349	*	Dawson Geophysical Co	28,693
26,816	*	Delta Petroleum Corp	23,062
56,317	*	Denbury Resources, Inc	824,481
63,065		Devon Energy Corp	3,841,919
9,743		Diamond Offshore Drilling, Inc	605,917
21,521	*	Endeavour International Corp	22,812
4,018	*	Energy Partners Ltd	49,060
9,284	*	Energy Recovery, Inc	37,136
7,030	*	Energy XXI Bermuda Ltd	110,933
35,737		EOG Resources, Inc	3,515,448
20,513		Equitable Resources, Inc	741,340
2,142	*	Evolution Petroleum Corp	10,731
20,134		EXCO Resources, Inc	294,158
8,917	*	Exterran Holdings, Inc	230,148
16,022	*	Forest Oil Corp	438,362
7,649	*	FX Energy, Inc	27,689
6,094	*	Gastar Exploration Ltd	21,999
1,428	*	Georesources, Inc	19,892
981	*	Global Geophysical Services, Inc	6,838
14,741	*	Global Industries Ltd	66,187
4,242	*	GMX Resources, Inc	27,531
3,430	*	Goodrich Petroleum Corp	41,160
4,256	*	Gulfport Energy Corp	50,476
127,748		Halliburton Co	3,136,213
4,912	*	Harvest Natural Resources, Inc	36,201
14,745	*	Helix Energy Solutions Group, Inc	158,804
13,297		Helmerich & Payne, Inc	485,606
18,233	*	Hercules Offshore, Inc	44,306
2,589		Houston American Energy Corp	25,528
139	*	Isramco, Inc	6,558
1,025		Kayne Anderson Energy Development Co	15,549
17,668	*	Key Energy Services, Inc	162,192
16,787	*	Kodiak Oil & Gas Corp	53,551
6,702	*	Magnum Hunter Resources Corp	29,221
14,715	*	Mariner Energy, Inc	316,078
11,731	*	McMoRan Exploration Co	130,331
2,654	*	Miller Petroleum, Inc	15,287
40,448	*	Nabors Industries Ltd	712,694
59,161		National Oilwell Varco, Inc	1,956,454
18,835	*	Newfield Exploration Co	920,278
12,213	*	Newpark Resources, Inc	73,889
24,648		Noble Energy, Inc	1,487,014
6,371	*	Northern Oil And Gas, Inc	81,804
114,623		Occidental Petroleum Corp	8,843,163
7,855	*	Oceaneering International, Inc	352,690
6,786	*	Pacific Asia Petroleum, Inc	25,312
879		Panhandle Oil and Gas, Inc (Class A)	23,232

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,355	*	Parker Drilling Co	$68,552
21,767		Patterson-UTI Energy, Inc	280,141
6,726		Penn Virginia Corp	135,260
42,672	*	PetroHawk Energy Corp	724,144
2,940	*	Petroleum Development Corp	75,323
8,718	*	Petroquest Energy, Inc	58,934
6,569	*	Pioneer Drilling Co	37,246
16,368		Pioneer Natural Resources Co	973,078
19,791	*	Plains Exploration & Production Co	407,893
2,764	*	PowerSecure International, Inc	25,125
24,925	*	Pride International, Inc	556,825
16,860	*	Quicksilver Resources, Inc	185,460
7,885	*	RAM Energy Resources, Inc	16,322
22,484		Range Resources Corp	902,733
5,404	*	Resolute Energy Corp	66,145
5,188	*	Rex Energy Corp	52,399
16,061	*	Rowan Cos, Inc	352,378
3,704		RPC, Inc	50,560
168,347		Schlumberger Ltd	9,316,322
3,192	*	SEACOR Holdings, Inc	225,547
2,063	*	Seahawk Drilling, Inc	20,052
35,070		Smith International, Inc	1,320,386
48,873	*	Southwestern Energy Co	1,888,453
8,853		St. Mary Land & Exploration Co	355,536
6,116	*	Stone Energy Corp	68,255
11,045	*	Superior Energy Services	206,210
3,408	*	Superior Well Services, Inc	56,982
5,539	*	Swift Energy Co	149,054
10,677	*	Syntroleum Corp	17,510
4,273	*	Tesco Corp	52,472
10,698	*	Tetra Technologies, Inc	97,138
7,450		Tidewater, Inc	288,464
20,713	*	TransAtlantic Petroleum Ltd	65,660
21,475	*	Ultra Petroleum Corp	950,269
1,437	*	Union Drilling, Inc	7,918
5,719	*	Unit Corp	232,134
8,878		Vaalco Energy, Inc	49,717
2,583	*	Venoco, Inc	42,542
4,726		W&T Offshore, Inc	44,708
13,013	*	Warren Resources, Inc	37,738
104,303	*	Weatherford International Ltd	1,370,541
7,190	*	Whiting Petroleum Corp	563,840
6,035	*	Willbros Group, Inc	44,659

		TOTAL OIL AND GAS EXTRACTION	69,086,483

PAPER AND ALLIED PRODUCTS - 0.4%
15,411		Bemis Co	416,097
4,890	*	Buckeye Technologies, Inc	48,656
1,703	*	Cellu Tissue Holdings, Inc	13,232
7,593	*	Cenveo, Inc	41,610
5,935		Domtar Corporation	291,706
6,453		Glatfelter	70,015

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,219	*	Graphic Packaging Holding Co	$54,240
4,768		Greif, Inc (Class A)	264,815
61,622		International Paper Co	1,394,505
5,574	*	Kapstone Paper and Packaging Corp	62,094
58,435		Kimberly-Clark Corp	3,542,914
24,085		MeadWestvaco Corp	534,686
2,063		Neenah Paper, Inc	37,753
14,532		Packaging Corp of America	319,995
5,498		Rock-Tenn Co (Class A)	273,086
2,469		Schweitzer-Mauduit International, Inc	124,561
14,182		Sonoco Products Co	432,267
15,113		Temple-Inland, Inc	312,386
6,892	*	Wausau Paper Corp	46,659

		TOTAL PAPER AND ALLIED PRODUCTS	8,281,277

PERSONAL SERVICES - 0.1%
18,859		Cintas Corp	452,050
4,602	*	Coinstar, Inc	197,748
1,091		CPI Corp	24,460
2,807		G & K Services, Inc (Class A)	57,965
46,463		H&R Block, Inc	729,005
1,501		Mac-Gray Corp	16,721
8,102		Regis Corp	126,148
13,325	*	Sally Beauty Holdings, Inc	109,265
35,721		Service Corp International	264,335
2,036	*	Steiner Leisure Ltd	78,264
2,056		Unifirst Corp	90,505
4,731		Weight Watchers International, Inc	121,539

		TOTAL PERSONAL SERVICES	2,268,005

PETROLEUM AND COAL PRODUCTS - 4.9%
1,357		Alon USA Energy, Inc	8,631
7,001	*	American Oil & Gas, Inc	43,966
283,480		Chevron Corp	19,236,953
210,067		ConocoPhillips	10,312,189
4,171	*	CVR Energy, Inc	31,366
874		Delek US Holdings, Inc	6,380
720,769	d	Exxon Mobil Corp	41,134,268
14,480		Frontier Oil Corp	194,756
1,841	*	Green Plains Renewable Energy, Inc	18,815
11,476	*	Headwaters, Inc	32,592
41,147		Hess Corp	2,071,340
6,501		Holly Corp	172,797
100,120		Marathon Oil Corp	3,112,731
27,030		Murphy Oil Corp	1,339,337
1,562		Quaker Chemical Corp	42,315
22,662	*	SandRidge Energy, Inc	132,119
17,025		Sunoco, Inc	591,959
19,347		Tesoro Corp	225,779
79,815		Valero Energy Corp	1,435,074
7,721		Walter Industries, Inc	469,822
2,740		WD-40 Co	91,516

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,109	*	Western Refining, Inc	$35,758

		TOTAL PETROLEUM AND COAL PRODUCTS	80,740,463

PIPELINES, EXCEPT NATURAL GAS - 0.1%
92,540		Spectra Energy Corp	1,857,278

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,857,278

PRIMARY METAL INDUSTRIES - 0.6%
15,508		AK Steel Holding Corp	184,855
143,413		Alcoa, Inc	1,442,735
14,070		Allegheny Technologies, Inc	621,753
6,507		Belden CDT, Inc	143,154
2,562	*	Brush Engineered Materials, Inc	51,189
6,071		Carpenter Technology Corp	199,311
9,450	*	Century Aluminum Co	83,444
2,620		Encore Wire Corp	47,658
7,446	*	General Cable Corp	198,436
19,850	*	Gerdau Ameristeel Corp	216,365
4,094	*	Gibraltar Industries, Inc	41,349
8,609	*	Globe Specialty Metals, Inc	88,931
1,730		Haynes International, Inc	53,336
6,366	*	Horsehead Holding Corp	48,127
8,862		Hubbell, Inc (Class B)	351,733
4,459		Matthews International Corp (Class A)	130,560
5,538	*	Metalico, Inc	22,041
5,630		Mueller Industries, Inc	138,498
1,565	*	Noranda Aluminium Holding Corp	10,063
1,232	*	Northwest Pipe Co	23,408
44,465		Nucor Corp	1,702,120
1,094		Olympic Steel, Inc	25,129
20,076		Precision Castparts Corp	2,066,221
10,345		Reliance Steel & Aluminum Co	373,972
4,128	*	RTI International Metals, Inc	99,526
3,073		Schnitzer Steel Industries, Inc (Class A)	120,462
30,842		Steel Dynamics, Inc	406,806
2,962		Texas Industries, Inc	87,497
12,064	*	Titanium Metals Corp	212,206
3,421		Tredegar Corp	55,831
20,256		United States Steel Corp	780,869
682	*	Universal Stainless & Alloy	10,905
9,750	*	Uranium Energy Corp	23,010
8,807		Worthington Industries, Inc	113,258

		TOTAL PRIMARY METAL INDUSTRIES	10,174,758

PRINTING AND PUBLISHING - 0.4%
8,413	*	ACCO Brands Corp	41,981
2,468	*	AH Belo Corp (Class A)	16,388
5,558		American Greetings Corp (Class A)	104,268
13,153	*	Belo (A.H.) Corp (Class A)	74,841
6,157		Bowne & Co, Inc	69,082
2,258	*	Cambium Learning Group, Inc	8,129
1,380	*	Consolidated Graphics, Inc	59,671

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,056		Courier Corp	$12,894
1,272		CSS Industries, Inc	20,988
7,037	*	Dex One Corp	133,703
4,166	*	Dolan Media Co	46,326
7,190		Dun & Bradstreet Corp	482,593
3,522		Ennis, Inc	52,865
4,385	*	EW Scripps Co (Class A)	32,581
33,678		Gannett Co, Inc	453,305
5,853		Harte-Hanks, Inc	61,164
5,974		John Wiley & Sons, Inc (Class A)	231,015
9,251	*	Journal Communications, Inc (Class A)	36,726
6,490	*	Lee Enterprises, Inc	16,679
3,542	*	Martha Stewart Living Omnimedia, Inc (Class A)	17,427
8,595	*	McClatchy Co (Class A)	31,286
44,534		McGraw-Hill Cos, Inc	1,253,186
3,069	*	Media General, Inc (Class A)	29,953
4,653		Meredith Corp	144,848
15,523	*	MSCI, Inc (Class A)	425,330
2,313		Multi-Color Corp	23,685
19,178	*	New York Times Co (Class A)	165,890
3,425	*	Playboy Enterprises, Inc (Class B)	14,385
4,034	*	Presstek, Inc	14,240
3,992		Primedia, Inc	11,697
29,098		R.R. Donnelley & Sons Co	476,335
2,124		Schawk, Inc (Class A)	31,754
4,288		Scholastic Corp	103,427
1,542		Standard Register Co	4,842
1,638	*	SuperMedia, Inc	29,959
52,789		Thomson Corp	1,891,429
7,024	*	Valassis Communications, Inc	222,801
5,859	*	VistaPrint Ltd	278,244
851		Washington Post Co (Class B)	349,318

		TOTAL PRINTING AND PUBLISHING	7,475,235

RAILROAD TRANSPORTATION - 0.8%
54,947		CSX Corp	2,727,020
5,235	*	Genesee & Wyoming, Inc (Class A)	195,318
14,478	*	Kansas City Southern Industries, Inc	526,275
52,219		Norfolk Southern Corp	2,770,218
3,074	*	RailAmerica, Inc	30,494
71,427		Union Pacific Corp	4,964,890

		TOTAL RAILROAD TRANSPORTATION	11,214,215

REAL ESTATE - 0.1%
39,984	*	CB Richard Ellis Group, Inc (Class A)	544,181
600		Consolidated-Tomoka Land Co	17,100
6,186		DuPont Fabros Technology, Inc	151,928
18,050	*	Forest City Enterprises, Inc (Class A)	204,326
5,209	*	Forestar Real Estate Group, Inc	93,554
3,313		Government Properties Income Trust	84,548
5,925		Jones Lang LaSalle, Inc	388,916
2,226	*	Kennedy-Wilson Holdings, Inc	22,483

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,024	*	LoopNet, Inc	$37,286
13,116	*	St. Joe Co	303,767
11,557		Stewart Enterprises, Inc (Class A)	62,523
4,792		Thomas Properties Group, Inc	15,862

		TOTAL REAL ESTATE	1,926,474

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
4,432		A. Schulman, Inc	84,031
650	*	AEP Industries, Inc	15,522
8,187		Cooper Tire & Rubber Co	159,647
1,823	*	Deckers Outdoor Corp	260,452
34,324	*	Goodyear Tire & Rubber Co	341,181
2,339	*	Graham Packaging Co, Inc	27,998
697		Lacrosse Footwear, Inc	11,737
4,309	*	Metabolix, Inc	61,662
39,212		Newell Rubbermaid, Inc	574,063
22,759		Sealed Air Corp	448,806
4,694	*	Skechers U.S.A., Inc (Class A)	171,425
3,858	*	Spartech Corp	39,545
3,760	*	STR Holdings, Inc	70,688
5,577		Titan International, Inc	55,603
2,412	*	Trex Co, Inc	48,457
8,989		Tupperware Corp	358,212
4,743		West Pharmaceutical Services, Inc	173,072

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,902,101

SECURITY AND COMMODITY BROKERS - 2.1%
36,326		Ameriprise Financial, Inc	1,312,458
3,919		Artio Global Investors, Inc	61,685
4,564		BlackRock, Inc	654,478
9,111	*	Broadpoint Securities Group, Inc	23,233
19,225		Broadridge Financial Solutions, Inc	366,236
3,296		Calamos Asset Management, Inc (Class A)	30,587
137,928		Charles Schwab Corp	1,955,819
9,337		CME Group, Inc	2,628,832
2,438		Cohen & Steers, Inc	50,564
5,125	*	Cowen Group, Inc	21,013
230		Diamond Hill Investment Group, Inc	13,039
3,900		Duff & Phelps Corp	49,257
31,017	*	E*Trade Financial Corp	366,621
17,009		Eaton Vance Corp	469,618
1,720		Epoch Holding Corp	21,104
2,074		Evercore Partners, Inc (Class A)	48,428
7,188	*	FBR Capital Markets Corp	23,936
12,556		Federated Investors, Inc (Class B)	260,035
5,093		Fifth Street Finance Corp	56,176
20,986		Franklin Resources, Inc	1,808,783
941		Friedman Billings Ramsey Group, Inc (Class A)	17,719
974		GAMCO Investors, Inc (Class A)	36,233
9,708		GFI Group, Inc	54,171
72,648		Goldman Sachs Group, Inc	9,536,502
4,159		Greenhill & Co, Inc	254,240

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,588	*	Interactive Brokers Group, Inc (Class A)	$92,761
10,568	*	IntercontinentalExchange, Inc	1,194,501
2,126	*	International Assets Holding Corp	34,016
61,565		Invesco Ltd	1,036,139
6,512	*	Investment Technology Group, Inc	104,583
25,845		Janus Capital Group, Inc	229,504
16,461		Jefferies Group, Inc	346,998
1,865		JMP Group, Inc	11,544
4,820	*	KBW, Inc	103,341
13,652	*	Knight Capital Group, Inc (Class A)	188,261
7,100	*	LaBranche & Co, Inc	30,388
13,438	*	Ladenburg Thalmann Financial Services, Inc	16,798
12,956		Lazard Ltd (Class A)	346,055
22,719		Legg Mason, Inc	636,814
4,368		MarketAxess Holdings, Inc	60,235
12,848	*	MF Global Holdings Ltd	73,362
197,305		Morgan Stanley	4,579,449
3,116	*	Morningstar, Inc	132,492
19,208	*	Nasdaq Stock Market, Inc	341,518
36,856		NYSE Euronext	1,018,331
1,322		Oppenheimer Holdings, Inc	31,662
5,837	*	optionsXpress Holdings, Inc	91,874
2,682	*	Penson Worldwide, Inc	15,126
2,547	*	Piper Jaffray Cos	82,064
2,515		Pzena Investment Management, Inc (Class A)	16,021
13,880		Raymond James Financial, Inc	342,697
3,006		Sanders Morris Harris Group, Inc	16,683
21,089		SEI Investments Co	429,372
4,262	*	Stifel Financial Corp	184,928
4,254		SWS Group, Inc	40,413
36,630		T Rowe Price Group, Inc	1,626,006
35,246	*	TD Ameritrade Holding Corp	539,264
3,474	*,m	Thomas Weisel Partners Group, Inc	20,462
12,549		Waddell & Reed Financial, Inc (Class A)	274,572
637		Westwood Holdings Group, Inc	22,391

		TOTAL SECURITY AND COMMODITY BROKERS	34,431,392

SOCIAL SERVICES - 0.0%
2,148	*	Capital Senior Living Corp	10,676
1,666	*	Providence Service Corp	23,324
3,495	*	Res-Care, Inc	33,761

		TOTAL SOCIAL SERVICES	67,761

SPECIAL TRADE CONTRACTORS - 0.0%
445		Alico, Inc	10,226
2,828	*	American DG Energy, Inc	8,795
3,230		Chemed Corp	176,487
13,980	*	Chicago Bridge & Iron Co NV (ADR)	262,964
5,378		Comfort Systems USA, Inc	51,951
5,653	*	Dycom Industries, Inc	48,333
9,527	*	EMCOR Group, Inc	220,742
5,567	*	Insituform Technologies, Inc (Class A)	114,012

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,659	*	Layne Christensen Co	$64,534
29,643	*	Quanta Services, Inc	612,128

		TOTAL SPECIAL TRADE CONTRACTORS	1,570,172

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
3,509		Apogee Enterprises, Inc	38,002
3,546	*	Cabot Microelectronics Corp	122,656
2,703		CARBO Ceramics, Inc	195,130
220,256		Corning, Inc	3,557,135
6,229		Eagle Materials, Inc	161,518
19,522		Gentex Corp	351,006
2,263	*	Libbey, Inc	29,374
6,390		Martin Marietta Materials, Inc	541,936
15,681	*	Owens Corning, Inc	469,019
23,260	*	Owens-Illinois, Inc	615,227
9,554	*	USG Corp	115,412

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	6,196,415

TEXTILE MILL PRODUCTS - 0.0%
4,032		Albany International Corp (Class A)	65,278
1,284	*	Culp, Inc	14,073
792	*	Delta Apparel, Inc	11,563
7,501		Interface, Inc (Class A)	80,561
7,881	*	Mohawk Industries, Inc	360,634
1,956		Oxford Industries, Inc	40,939
1,116	*,b	Xerium Technologies, Inc	15,758

		TOTAL TEXTILE MILL PRODUCTS	588,806

TOBACCO PRODUCTS - 1.2%
293,891		Altria Group, Inc	5,889,575
21,494		Fortune Brands, Inc	842,135
21,570		Lorillard, Inc	1,552,609
261,378		Philip Morris International, Inc	11,981,567
3,423		Universal Corp	135,825
6,039		Vector Group Ltd	101,576

		TOTAL TOBACCO PRODUCTS	20,503,287

TRANSPORTATION BY AIR - 0.3%
1,581	*	Air Methods Corp	47,035
7,737	*	Air Transport Services Group, Inc	36,828
19,525	*	Airtran Holdings, Inc	94,696
5,033	*	Alaska Air Group, Inc	226,233
2,163		Allegiant Travel Co	92,338
47,949	*	AMR Corp	325,095
3,389	*	Atlas Air Worldwide Holdings, Inc	160,978
5,054	*	Bristow Group, Inc	148,588
19,847	*	Continental Airlines, Inc (Class B)	436,634
4,375		Copa Holdings S.A. (Class A)	193,463
111,447	*	Delta Air Lines, Inc	1,309,502
7,782	*	Hawaiian Holdings, Inc	40,233
34,462	*	JetBlue Airways Corp	189,196
2,254	*	PHI, Inc	31,759

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,941	*	Republic Airways Holdings, Inc	$30,190
7,995		Skywest, Inc	97,699
105,075		Southwest Airlines Co	1,167,383
23,783	*	UAL Corp	488,978
22,714	*	US Airways Group, Inc	195,568

		TOTAL TRANSPORTATION BY AIR	5,312,396

TRANSPORTATION EQUIPMENT - 2.7%
3,229		A.O. Smith Corp	155,606
5,576	*	AAR Corp	93,342
3,085	*	Aerovironment, Inc	67,037
9,169	*	American Axle & Manufacturing Holdings, Inc	67,209
1,410		American Railcar Industries, Inc	17,033
2,394	*	Amerigon, Inc (Class A)	17,668
1,742	*	Arctic Cat, Inc	15,870
13,395	*	ArvinMeritor, Inc	175,475
2,608	*	ATC Technology Corp	42,041
12,066	*	Autoliv, Inc	577,357
13,413	*	BE Aerospace, Inc	341,093
107,085		Boeing Co	6,719,583
12,758		Brunswick Corp	158,582
7,130		Clarcor, Inc	253,258
19,803	*	Dana Holding Corp	198,030
1,390	*	Dorman Products, Inc	28,259
1,267		Ducommun, Inc	21,666
2,904	*	Federal Mogul Corp (Class A)	37,810
8,728		Federal Signal Corp	52,717
13,086	*	Force Protection, Inc	53,653
471,685	*	Ford Motor Co	4,754,584
1,928		Freightcar America, Inc	43,611
2,114	*	Fuel Systems Solutions, Inc	54,858
11,146	*	GenCorp, Inc	48,819
48,767		General Dynamics Corp	2,855,796
22,424		Genuine Parts Co	884,627
17,764		Goodrich Corp	1,176,865
2,715	*	Greenbrier Cos, Inc	30,408
3,411	*	Group 1 Automotive, Inc	80,261
33,226		Harley-Davidson, Inc	738,613
11,386		Harsco Corp	267,571
4,055		Heico Corp	145,656
108,150		Honeywell International, Inc	4,221,094
3,551		Kaman Corp	78,548
6,279	*	Lear Corp	415,670
1,159	*	LMI Aerospace, Inc	18,277
43,617		Lockheed Martin Corp	3,249,466
1,233		Miller Industries, Inc	16,609
10,048	*	Navistar International Corp	494,362
7,795	*	Orbital Sciences Corp	122,927
12,842	*	Oshkosh Truck Corp	400,157
51,492		Paccar, Inc	2,052,986
4,393		Polaris Industries, Inc	239,946
887		Portec Rail Products, Inc	10,094

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,413		Spartan Motors, Inc	$22,735
14,913	*	Spirit Aerosystems Holdings, Inc (Class A)	284,242
2,028		Standard Motor Products, Inc	16,366
3,194		Superior Industries International, Inc	42,927
8,497	*	Tenneco, Inc	178,947
4,819		Thor Industries, Inc	114,451
5,787		TransDigm Group, Inc	295,311
11,067		Trinity Industries, Inc	196,107
2,404		Triumph Group, Inc	160,179
11,083	*	TRW Automotive Holdings Corp	305,558
130,819		United Technologies Corp	8,491,460
8,425	*	Wabash National Corp	59,902
6,897		Westinghouse Air Brake Technologies Corp	275,121
4,173	*	Winnebago Industries, Inc	41,480

		TOTAL TRANSPORTATION EQUIPMENT	41,979,880

TRANSPORTATION SERVICES - 0.4%
2,077		Ambassadors Group, Inc	23,449
23,404		CH Robinson Worldwide, Inc	1,302,667
2,064	*	Dynamex, Inc	25,181
1,440	*	Echo Global Logistics, Inc	17,582
30,053		Expeditors International Washington, Inc	1,037,129
44,209		FedEx Corp	3,099,493
6,691		GATX Corp	178,516
5,280	*	Hub Group, Inc (Class A)	158,453
5,414	*	Interval Leisure Group, Inc	67,405
5,014	*	Orbitz Worldwide, Inc	19,103
6,494	*	Pacer International, Inc	45,393
1,466	*	Roadrunner Transportation Services Holdings, Inc	20,832
14,351		UTI Worldwide, Inc	177,665

		TOTAL TRANSPORTATION SERVICES	6,172,868

TRUCKING AND WAREHOUSING - 0.4%
3,476		Arkansas Best Corp	72,127
3,500	*	Celadon Group, Inc	49,490
7,789		Con-way, Inc	233,826
4,075		Forward Air Corp	111,044
7,496		Heartland Express, Inc	108,842
12,389		J.B. Hunt Transport Services, Inc	404,749
7,067		Landstar System, Inc	275,542
2,770	*	Marten Transport Ltd	57,561
3,996	*	Old Dominion Freight Line	140,419
665	*	PAM Transportation Services, Inc	9,995
174	*	Patriot Transportation Holding, Inc	14,078
2,640	*	Saia, Inc	39,600
100,778		United Parcel Service, Inc (Class B)	5,733,261
1,485	*	Universal Truckload Services, Inc	20,686
973	*	USA Truck, Inc	15,685
6,106		Werner Enterprises, Inc	133,660

		TOTAL TRUCKING AND WAREHOUSING	7,420,565

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

WATER TRANSPORTATION - 0.2%
5,654		Alexander & Baldwin, Inc	$168,376
1,735	*	American Commercial Lines, Inc	39,055
2,328	*	Baltic Trading Ltd	26,469
61,725		Carnival Corp	1,866,564
6,710		DHT Maritime, Inc	25,834
9,136	*	Eagle Bulk Shipping, Inc	38,554
4,599	*	Excel Maritime Carriers Ltd	23,547
7,113		Frontline Ltd	203,005
3,727	*	Genco Shipping & Trading Ltd	55,868
6,696		General Maritime Corp	40,444
4,583		Golar LNG Ltd	45,234
3,452	*	Gulfmark Offshore, Inc	90,442
6,116		Horizon Lines, Inc (Class A)	25,871
3,451	*	Hornbeck Offshore Services, Inc	50,385
800		International Shipholding Corp	17,704
7,627	*	Kirby Corp	291,732
2,429		Knightsbridge Tankers Ltd	42,726
6,608		Nordic American Tanker Shipping	185,619
3,688		Overseas Shipholding Group, Inc	136,603
18,795	*	Royal Caribbean Cruises Ltd	427,962
1,828	*	Scorpio Tankers, Inc	20,931
6,243		Ship Finance International Ltd	111,624
5,764		Teekay Corp	150,844
2,284		Teekay Tankers Ltd (Class A)	25,421
3,322	*	Ultrapetrol Bahamas Ltd	14,451

		TOTAL WATER TRANSPORTATION	4,125,265

WHOLESALE TRADE-DURABLE GOODS - 0.4%
3,098		Agilysys, Inc	20,726
6,231		Applied Industrial Technologies, Inc	157,769
17,153	*	Arrow Electronics, Inc	383,370
1,904	*	Ballantyne Strong, Inc	13,785
6,449		Barnes Group, Inc	105,699
6,708	*	Beacon Roofing Supply, Inc	120,878
4,910	*	Bluelinx Holdings, Inc	12,913
16,597	*	BorgWarner, Inc	619,731
3,823	*	Cardtronics, Inc	49,546
2,462	*	Castle (A.M.) & Co	34,197
1,783	*	Chindex International, Inc	22,341
4,075	*	Conceptus, Inc	63,489
2,284	*	DemandTec, Inc	15,417
3,355	*	Digi International, Inc	27,746
2,768	*	Drew Industries, Inc	55,914
3,909	*	Emdeon, Inc	48,980
2,090	*	Global Defense Technology & Systems, Inc	26,689
10,149	*	Hansen Medical, Inc	21,617
2,360		Houston Wire & Cable Co	25,606
23,250	*	Ingram Micro, Inc (Class A)	353,168
6,354	*	Insight Enterprises, Inc	83,619
4,656	*	Interline Brands, Inc	80,502
8,196		Knight Transportation, Inc	165,887
427		Lawson Products, Inc	7,250

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,149	*	LKQ Corp	$388,473
6,090	*	MedAssets, Inc	140,557
6,990	*	Merge Healthcare, Inc	20,481
1,583	*	Metals USA Holdings Corp	23,666
1,580	*	MWI Veterinary Supply, Inc	79,411
9,030		Owens & Minor, Inc	256,271
14,440		Patterson Cos, Inc	411,973
6,689		PEP Boys - Manny Moe & Jack	59,265
7,002		Pool Corp	153,484
8,445	*	PSS World Medical, Inc	178,612
9,993		Solera Holdings, Inc	361,746
1,160		Sport Supply Group, Inc	15,614
7,098	*	Talecris Biotherapeutics Holdings Corp	149,768
7,229	*	Tech Data Corp	257,497
1,730	*	Titan Machinery, Inc	22,715
4,598	*	TomoTherapy, Inc	14,622
4,460	*	Tyler Technologies, Inc	69,219
8,732		W.W. Grainger, Inc	868,397
6,058	*	WESCO International, Inc	203,973
1,913	*	West Marine, Inc	20,813

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,213,396

WHOLESALE TRADE-NONDURABLE GOODS - 0.7%
2,783		Aceto Corp	15,947
11,776		Airgas, Inc	732,467
7,885	*	Akorn, Inc	23,418
11,613	*	Alliance One International, Inc	41,342
9,478	*	Allscripts Healthcare Solutions, Inc	152,596
2,506		Andersons, Inc	81,671
5,643	*	BioScrip, Inc	29,569
4,326	*	BMP Sunstone Corp	22,279
14,444		Brown-Forman Corp (Class B)	826,630
51,125		Cardinal Health, Inc	1,718,311
9,583	*	Central European Distribution Corp	204,885
1,588	*	Clearwater Paper Corp	86,959
1,340	*	Core-Mark Holding Co, Inc	36,716
16,406	*	Endo Pharmaceuticals Holdings, Inc	357,979
5,615	*	Fresh Del Monte Produce, Inc	113,648
15,692	*	Green Mountain Coffee Roasters, Inc	403,284
5,594	*	Hain Celestial Group, Inc	112,831
13,073	*	Henry Schein, Inc	717,708
8,951		Herbalife Ltd	412,194
951	*	Kenneth Cole Productions, Inc (Class A)	10,471
1,500	*	KRATON Polymers LLC	28,185
3,617	*	K-Swiss, Inc (Class A)	40,619
2,370	*	LSB Industries, Inc	31,545
7,591		Men’s Wearhouse, Inc	139,371
4,382		Myers Industries, Inc	35,450
1,907		Nash Finch Co	65,143
6,938		Nu Skin Enterprises, Inc (Class A)	172,964
1,266	*	Perry Ellis International, Inc	25,573
1,530		Schiff Nutrition International, Inc	10,894

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,432	*	School Specialty, Inc	$43,946
3,602		Spartan Stores, Inc	49,419
2,552	*	Synutra International, Inc	41,266
83,482		Sysco Corp	2,385,080
5,206		Tractor Supply Co	317,410
5,861	*	United Natural Foods, Inc	175,127
3,623	*	United Stationers, Inc	197,345
2,567	*	Volcom, Inc	47,669
3,470		Zep, Inc	60,517

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	9,968,428

		TOTAL COMMON STOCKS	1,659,255,649

		(Cost $1,698,502,766)

RIGHTS / WARRANTS - 0.0%
EATING AND DRINKING PLACES - 0.0%
111		Krispy Kreme Doughnuts, Inc	10

		TOTAL EATING AND DRINKING PLACES	10

OIL AND GAS EXTRACTION - 0.0%
950	m	Zion Oil & Gas, Inc	19

		TOTAL OIL AND GAS EXTRACTION	19

		TOTAL RIGHTS / WARRANTS	29

		(Cost $0)

		TOTAL INVESTMENTS - 99.7%	1,659,255,678
		(Cost $1,698,502,766)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	4,824,111

		NET ASSETS - 100.0%	$1,664,079,789

Abbreviation(s):
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing.
b	In bankruptcy.
d	All or a portion of these securities has been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $67,913.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AMUSEMENT AND RECREATION SERVICES - 0.7%
38,069	*	Electronic Arts, Inc	$548,194
234,426		Walt Disney Co	7,384,419

		TOTAL AMUSEMENT AND RECREATION SERVICES	7,932,613

APPAREL AND ACCESSORY STORES - 0.7%
11,260		Abercrombie & Fitch Co (Class A)	345,569
53,386		Gap, Inc	1,038,892
36,835	*	Kohl’s Corp	1,749,663
32,370		Limited Brands, Inc	714,406
19,713		Nordstrom, Inc	634,561
14,531		Ross Stores, Inc	774,357
48,531		TJX Companies, Inc	2,035,876
15,555	*	Urban Outfitters, Inc	534,936

		TOTAL APPAREL AND ACCESSORY STORES	7,828,260

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
46,452		Nike, Inc (Class B)	3,137,832
6,776		Polo Ralph Lauren Corp (Class A)	494,377
10,909		VF Corp	776,503

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,408,712

AUTO REPAIR, SERVICES AND PARKING - 0.0%
6,460		Ryder System, Inc	259,886

		TOTAL AUTO REPAIR, SERVICES AND PARKING	259,886

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
11,120	*	Autonation, Inc	216,840
3,602	*	Autozone, Inc	695,978
26,000	*	Carmax, Inc	517,400
16,201	*	O’Reilly Automotive, Inc	770,520

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,200,738

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.9%
15,408		Fastenal Co	773,328
201,221		Home Depot, Inc	5,648,273
170,029		Lowe’s Cos, Inc	3,471,992

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,893,593

BUSINESS SERVICES - 7.1%
61,872	*	Adobe Systems, Inc	1,635,277
20,750	*	Akamai Technologies, Inc	841,828
27,684	*	Autodesk, Inc	674,382
60,076		Automatic Data Processing, Inc	2,418,660

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

21,503	*	BMC Software, Inc	$744,649
46,828		CA, Inc	861,635
8,000	*	Cerner Corp	607,120
21,821	*	Citrix Systems, Inc	921,501
35,320	*	Cognizant Technology Solutions Corp (Class A)	1,768,119
18,296		Computer Sciences Corp	827,894
26,698	*	Compuware Corp	213,050
136,105	*	eBay, Inc	2,669,019
15,575		Equifax, Inc	437,035
24,770		Expedia, Inc	465,181
39,000		Fidelity National Information Services, Inc	1,045,980
18,505	*	Fiserv, Inc	844,938
28,900	*	Google, Inc (Class A)	12,859,055
57,691	*	Interpublic Group of Cos, Inc	411,337
37,911	*	Intuit, Inc	1,318,165
21,820		Iron Mountain, Inc	490,077
63,543	*	Juniper Networks, Inc	1,450,051
11,530		Mastercard, Inc (Class A)	2,300,581
18,680	*	McAfee, Inc	573,850
912,475		Microsoft Corp	20,996,049
14,992	*	Monster Worldwide, Inc	174,657
23,419		Moody’s Corp	466,506
38,250	*	Novell, Inc	217,260
36,934		Omnicom Group, Inc	1,266,836
468,556		Oracle Corp	10,055,212
22,700	*	Red Hat, Inc	656,938
17,605		Robert Half International, Inc	414,598
13,457	*	Salesforce.com, Inc	1,154,880
95,756	*	Symantec Corp	1,329,093
24,440		Total System Services, Inc	332,384
22,432	*	VeriSign, Inc	595,570
54,344		Visa, Inc (Class A)	3,844,838
140,618	*	Yahoo!, Inc	1,944,747

		TOTAL BUSINESS SERVICES	79,828,952

CHEMICALS AND ALLIED PRODUCTS - 11.9%
184,751		Abbott Laboratories	8,642,652
25,293		Air Products & Chemicals, Inc	1,639,239
114,771	*	Amgen, Inc	6,036,955
13,074		Avery Dennison Corp	420,068
50,706		Avon Products, Inc	1,343,709
31,777	*	Biogen Idec, Inc	1,507,819
205,866		Bristol-Myers Squibb Co	5,134,298
55,423	*	Celgene Corp	2,816,597
9,380	*	Cephalon, Inc	532,315
8,890		CF Industries Holdings, Inc	564,071
17,094		Clorox Co	1,062,563
58,603		Colgate-Palmolive Co	4,615,572
137,395		Dow Chemical Co	3,259,009
107,924		Du Pont (E.I.) de Nemours & Co	3,733,091
8,516		Eastman Chemical Co	454,414
27,982		Ecolab, Inc	1,256,672

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

121,326		Eli Lilly & Co	$4,064,421
14,536		Estee Lauder Cos (Class A)	810,091
8,500		FMC Corp	488,155
35,736	*	Forest Laboratories, Inc	980,238
31,657	*	Genzyme Corp	1,607,226
105,871	*	Gilead Sciences, Inc	3,629,258
19,246	*	Hospira, Inc	1,105,683
9,413		International Flavors & Fragrances, Inc	399,299
330,064		Johnson & Johnson	19,493,579
29,891	*	King Pharmaceuticals, Inc	226,873
373,176		Merck & Co, Inc	13,049,965
65,609		Monsanto Co	3,032,448
37,976	*	Mylan Laboratories, Inc	647,111
16,561	*	Pactiv Corp	461,224
962,522		Pfizer, Inc	13,725,564
19,628		PPG Industries, Inc	1,185,727
36,787		Praxair, Inc	2,795,444
344,660		Procter & Gamble Co	20,672,706
10,833		Sherwin-Williams Co	749,535
14,320		Sigma-Aldrich Corp	713,566
12,576	*	Watson Pharmaceuticals, Inc	510,208

		TOTAL CHEMICALS AND ALLIED PRODUCTS	133,367,365

COAL MINING - 0.2%
26,841		Consol Energy, Inc	906,152
12,418		Massey Energy Co	339,632
31,600		Peabody Energy Corp	1,236,508

		TOTAL COAL MINING	2,482,292

COMMUNICATIONS - 4.1%
48,060	*	American Tower Corp (Class A)	2,138,670
707,169		AT&T, Inc	17,106,419
79,872		CBS Corp (Class B)	1,032,745
36,445		CenturyTel, Inc	1,213,983
337,509		Comcast Corp (Class A)	5,862,531
109,219	*	DIRECTV	3,704,708
40,856		Frontier Communications Corp	290,486
30,700	*	MetroPCS Communications, Inc	251,433
178,157		Qwest Communications International, Inc	935,324
352,441	*	Sprint Nextel Corp	1,494,350
42,201		Time Warner Cable, Inc	2,197,828
336,908		Verizon Communications, Inc	9,440,162
57,430		Windstream Corp	606,461

		TOTAL COMMUNICATIONS	46,275,100

DEPOSITORY INSTITUTIONS - 7.8%
1,197,988		Bank of America Corp	17,215,087
145,766		Bank of New York Mellon Corp	3,598,963
81,916		BB&T Corp	2,155,210
2,699,461	*	Citigroup, Inc	10,149,973
21,354		Comerica, Inc	786,468
94,008		Fifth Third Bancorp	1,155,358

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

29,002	*	First Horizon National Corp	$332,076
55,599		Hudson City Bancorp, Inc	680,532
84,777		Huntington Bancshares, Inc	469,665
474,896		JPMorgan Chase & Co	17,385,942
107,061		Keycorp	823,299
10,106		M&T Bank Corp	858,505
64,926		Marshall & Ilsley Corp	466,169
29,159		Northern Trust Corp	1,361,725
46,163		People’s United Financial, Inc	623,201
62,583		PNC Financial Services Group, Inc	3,535,940
144,136		Regions Financial Corp	948,415
59,681		State Street Corp	2,018,411
59,030		SunTrust Banks, Inc	1,375,399
229,381		US Bancorp	5,126,665
623,517		Wells Fargo & Co	15,962,034
80,345		Western Union Co	1,197,944
19,749		Zions Bancorporation	425,986

		TOTAL DEPOSITORY INSTITUTIONS	88,652,967

EATING AND DRINKING PLACES - 1.2%
17,359		Darden Restaurants, Inc	674,397
128,458		McDonald’s Corp	8,461,528
88,405		Starbucks Corp	2,148,242
55,464		Yum! Brands, Inc	2,165,315

		TOTAL EATING AND DRINKING PLACES	13,449,482

EDUCATIONAL SERVICES - 0.1%
15,056	*	Apollo Group, Inc (Class A)	639,428
7,390		DeVry, Inc	387,901

		TOTAL EDUCATIONAL SERVICES	1,027,329

ELECTRIC, GAS, AND SANITARY SERVICES - 4.2%
78,687	*	AES Corp	727,068
20,329		Allegheny Energy, Inc	420,404
28,520		Ameren Corp	677,920
56,652		American Electric Power Co, Inc	1,829,860
49,504		Centerpoint Energy, Inc	651,473
27,905		CMS Energy Corp	408,808
34,182		Consolidated Edison, Inc	1,473,244
23,870		Constellation Energy Group, Inc	769,808
71,908		Dominion Resources, Inc	2,785,716
19,911		DTE Energy Co	908,141
155,320		Duke Energy Corp	2,485,120
38,296		Edison International	1,214,749
82,600		El Paso Corp	917,686
22,471		Entergy Corp	1,609,373
78,605		Exelon Corp	2,984,632
36,022		FirstEnergy Corp	1,269,055
49,444		FPL Group, Inc	2,410,889
9,846		Integrys Energy Group, Inc	430,664
5,416		Nicor, Inc	219,348
32,454		NiSource, Inc	470,583

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

20,480		Northeast Utilities	$521,830
31,200	*	NRG Energy, Inc	661,752
12,000		Oneok, Inc	519,000
28,556		Pepco Holdings, Inc	447,758
44,654		PG&E Corp	1,835,279
13,787		Pinnacle West Capital Corp	501,295
55,600		PPL Corp	1,387,220
34,091		Progress Energy, Inc	1,337,049
60,948		Public Service Enterprise Group, Inc	1,909,501
20,840		Questar Corp	948,012
38,935		Republic Services, Inc	1,157,538
14,096		SCANA Corp	504,073
29,176		Sempra Energy	1,365,145
99,402		Southern Co	3,308,099
10,760	*	Stericycle, Inc	705,641
24,300		TECO Energy, Inc	366,201
57,918		Waste Management, Inc	1,812,254
70,083		Williams Cos, Inc	1,281,117
14,457		Wisconsin Energy Corp	733,548
55,615		Xcel Energy, Inc	1,146,225

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	47,113,078

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.7%
66,559	*	Advanced Micro Devices, Inc	487,212
36,447		Altera Corp	904,250
21,000		Amphenol Corp (Class A)	824,880
36,178		Analog Devices, Inc	1,007,919
108,468	*	Apple Computer, Inc	27,282,956
50,885		Broadcom Corp (Class A)	1,677,678
683,538	*	Cisco Systems, Inc	14,566,195
207,729	*	Dell, Inc	2,505,212
6,100	*	First Solar, Inc	694,363
8,424	*	Harman International Industries, Inc	251,793
15,490		Harris Corp	645,159
279,362		Hewlett-Packard Co	12,090,787
665,914		Intel Corp	12,952,027
29,144	*	JDS Uniphase Corp	286,777
13,865		L-3 Communications Holdings, Inc	982,197
26,895		Linear Technology Corp	747,950
79,314	*	LSI Logic Corp	364,844
28,000	*	MEMC Electronic Materials, Inc	276,640
22,140		Microchip Technology, Inc	614,164
100,214	*	Micron Technology, Inc	850,817
15,971		Molex, Inc	291,311
278,974	*	Motorola, Inc	1,818,910
27,580		National Semiconductor Corp	371,227
40,752	*	NetApp, Inc	1,520,457
11,905	*	Novellus Systems, Inc	301,911
68,035	*	Nvidia Corp	694,637
12,447	*	QLogic Corp	206,869
196,366		Qualcomm, Inc	6,448,659
27,760	*	SanDisk Corp	1,167,863

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

44,922		Tellabs, Inc	$287,052
147,005		Texas Instruments, Inc	3,422,276
8,897		Whirlpool Corp	781,335
32,615		Xilinx, Inc	823,855

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	98,150,182

ENGINEERING AND MANAGEMENT SERVICES - 0.3%
21,162		Fluor Corp	899,385
14,410	*	Jacobs Engineering Group, Inc	525,100
38,127		Paychex, Inc	990,158
35,628	*	SAIC, Inc	596,413

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,011,056

FABRICATED METAL PRODUCTS - 0.4%
11,149		Ball Corp	589,002
45,657		Illinois Tool Works, Inc	1,884,720
19,484		Parker Hannifin Corp	1,080,583
7,126		Snap-On, Inc	291,525
19,074		Stanley Works	963,618

		TOTAL FABRICATED METAL PRODUCTS	4,809,448

FOOD AND KINDRED PRODUCTS - 4.6%
76,208		Archer Daniels Midland Co	1,967,691
22,537		Campbell Soup Co	807,501
276,048		Coca-Cola Co	13,835,525
38,951		Coca-Cola Enterprises, Inc	1,007,273
53,011		ConAgra Foods, Inc	1,236,217
23,550	*	Constellation Brands, Inc (Class A)	367,851
23,394	*	Dean Foods Co	235,578
29,218		Dr Pepper Snapple Group, Inc	1,092,461
80,172		General Mills, Inc	2,847,709
38,134		H.J. Heinz Co	1,648,151
19,545		Hershey Co	936,792
8,710		Hormel Foods Corp	352,581
13,955		J.M. Smucker Co	840,370
31,159		Kellogg Co	1,567,298
208,831		Kraft Foods, Inc (Class A)	5,847,268
16,357		McCormick & Co, Inc	620,912
24,569		Mead Johnson Nutrition Co	1,231,398
18,654		Molson Coors Brewing Co (Class B)	790,183
192,983		PepsiCo, Inc	11,762,314
20,506		Reynolds American, Inc	1,068,773
78,643		Sara Lee Corp	1,108,866
35,441		Tyson Foods, Inc (Class A)	580,878

		TOTAL FOOD AND KINDRED PRODUCTS	51,753,590

FOOD STORES - 0.3%
76,552		Kroger Co	1,507,309
46,729		Safeway, Inc	918,692
27,120		Supervalu, Inc	293,981
20,853	*	Whole Foods Market, Inc	751,125

		TOTAL FOOD STORES	3,471,107

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FORESTRY - 0.1%
25,227		Weyerhaeuser Co	$887,990

		TOTAL FORESTRY	887,990

FURNITURE AND FIXTURES - 0.1%
17,803		Leggett & Platt, Inc	357,128
43,611		Masco Corp	469,255

		TOTAL FURNITURE AND FIXTURES	826,383

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
31,205	*	Bed Bath & Beyond, Inc	1,157,081
19,150	*	GameStop Corp (Class A)	359,829
14,466		RadioShack Corp	282,232

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,799,142

GENERAL BUILDING CONTRACTORS - 0.1%
35,186		DR Horton, Inc	345,879
19,531		Lennar Corp (Class A)	271,676
38,137	*	Pulte Homes, Inc	315,774

		TOTAL GENERAL BUILDING CONTRACTORS	933,329

GENERAL MERCHANDISE STORES - 1.9%
9,715	*	Big Lots, Inc	311,754
52,712		Costco Wholesale Corp	2,890,199
16,205		Family Dollar Stores, Inc	610,766
27,899		JC Penney Co, Inc	599,271
51,157		Macy’s, Inc	915,710
5,881	*	Sears Holdings Corp	380,207
88,419		Target Corp	4,347,562
248,572		Wal-Mart Stores, Inc	11,948,857

		TOTAL GENERAL MERCHANDISE STORES	22,004,326

HEALTH SERVICES - 1.1%
33,544		AmerisourceBergen Corp	1,065,022
17,864	*	Coventry Health Care, Inc	315,836
12,789	*	DaVita, Inc	798,545
65,548	*	Express Scripts, Inc	3,082,067
12,511	*	Laboratory Corp of America Holdings	942,704
32,700		McKesson Corp	2,196,132
54,837	*	Medco Health Solutions, Inc	3,020,422
18,325		Quest Diagnostics, Inc	912,035
50,694	*	Tenet Healthcare Corp	220,012

		TOTAL HEALTH SERVICES	12,552,775

HOLDING AND OTHER INVESTMENT OFFICES - 3.5%
14,038		Apartment Investment & Management Co (Class A)	271,916
9,628		AvalonBay Communities, Inc	898,966
198,061	*	Berkshire Hathaway, Inc (Class B)	15,783,480
16,744		Boston Properties, Inc	1,194,517

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

33,653		Equity Residential	$1,401,311
35,420		HCP, Inc	1,142,295
14,749		Health Care REIT, Inc	621,228
78,868		Host Marriott Corp	1,063,141
48,169		Kimco Realty Corp	647,391
19,737		Plum Creek Timber Co, Inc	681,519
60,235		Prologis	610,181
16,008		Public Storage, Inc	1,407,263
34,818		Simon Property Group, Inc	2,811,554
80,000		SPDR Trust Series 1	8,257,600
18,750		Ventas, Inc	880,313
18,959		Vornado Realty Trust	1,383,059

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	39,055,734

HOTELS AND OTHER LODGING PLACES - 0.3%
30,960		Marriott International, Inc (Class A)	926,942
22,804		Starwood Hotels & Resorts Worldwide, Inc	944,771
22,431		Wyndham Worldwide Corp	451,760
8,209		Wynn Resorts Ltd	626,100

		TOTAL HOTELS AND OTHER LODGING PLACES	2,949,573

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.1%
85,337		3M Co	6,740,770
160,366		Applied Materials, Inc	1,927,599
75,117		Caterpillar, Inc	4,512,278
23,852		Cummins, Inc	1,553,481
51,096		Deere & Co	2,845,025
22,009		Dover Corp	919,756
19,518		Eaton Corp	1,277,258
244,745	*	EMC Corp	4,478,834
90,094		Emerson Electric Co	3,936,207
6,586		Flowserve Corp	558,493
14,766	*	FMC Technologies, Inc	777,578
1,275,726		General Electric Co	18,395,969
153,478		International Business Machines Corp	18,951,463
34,969		International Game Technology	549,013
21,502		ITT Industries, Inc	965,870
24,694		Jabil Circuit, Inc	328,430
79,766		Johnson Controls, Inc	2,143,312
9,135	*	Lexmark International, Inc (Class A)	301,729
36,018		Northrop Grumman Corp	1,960,820
13,740		Pall Corp	472,244
24,526		Pitney Bowes, Inc	538,591
46,070		Raytheon Co	2,229,327
20,284	*	Teradata Corp	618,256
33,630		Textron, Inc	570,701
14,701	*	Varian Medical Systems, Inc	768,568
27,350	*	Western Digital Corp	824,876
164,024		Xerox Corp	1,318,753

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	80,465,201

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 2.9%
41,995	*	Agilent Technologies, Inc	$1,193,918
36,247		Allergan, Inc	2,111,750
11,352		Bard (C.R.), Inc	880,121
71,130		Baxter International, Inc	2,890,723
28,176		Becton Dickinson & Co	1,905,261
183,052	*	Boston Scientific Corp	1,061,702
21,206	*	CareFusion Corp	481,376
62,944		Danaher Corp	2,336,481
17,800		Dentsply International, Inc	532,398
35,685	*	Eastman Kodak Co	154,873
18,660	*	Flir Systems, Inc	542,819
4,818	*	Intuitive Surgical, Inc	1,520,657
20,080		Kla-Tencor Corp	559,830
21,780	*	Life Technologies Corp	1,029,105
131,563		Medtronic, Inc	4,771,791
6,878	*	Millipore Corp	733,539
14,403		PerkinElmer, Inc	297,710
16,526		Rockwell Automation, Inc	811,261
18,347		Rockwell Collins, Inc	974,776
10,920		Roper Industries, Inc	611,083
39,204	*	St. Jude Medical, Inc	1,414,872
33,350		Stryker Corp	1,669,501
23,041	*	Teradyne, Inc	224,650
48,822	*	Thermo Electron Corp	2,394,719
11,178	*	Waters Corp	723,217
24,121	*	Zimmer Holdings, Inc	1,303,740

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	33,131,873

INSURANCE AGENTS, BROKERS AND SERVICE - 0.3%
32,381		AON Corp	1,201,983
53,007		Hartford Financial Services Group, Inc	1,173,045
63,895		Marsh & McLennan Cos, Inc	1,440,832

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,815,860

INSURANCE CARRIERS - 3.1%
51,418		Aetna, Inc	1,356,407
56,428		Aflac, Inc	2,407,783
64,324		Allstate Corp	1,848,029
17,099	*	American International Group, Inc	588,890
13,620		Assurant, Inc	472,614
39,226		Chubb Corp	1,961,692
33,220		Cigna Corp	1,031,813
19,549		Cincinnati Financial Corp	505,733
58,983	*	Genworth Financial, Inc (Class A)	770,908
19,948	*	Humana, Inc	911,025
21,080	*	Leucadia National Corp	411,271
35,579		Lincoln National Corp	864,214
42,706		Loews Corp	1,422,537
98,144		Metlife, Inc	3,705,916
38,747		Principal Financial Group	908,230
80,073		Progressive Corp	1,498,967
55,438		Prudential Financial, Inc	2,974,803

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

9,932		Torchmark Corp	$491,733
58,927		Travelers Cos, Inc	2,902,155
136,531		UnitedHealth Group, Inc	3,877,479
39,104		UnumProvident Corp	848,557
50,819	*	WellPoint, Inc	2,486,574
40,300		XL Capital Ltd	645,203

		TOTAL INSURANCE CARRIERS	34,892,533

LEATHER AND LEATHER PRODUCTS - 0.1%
36,290		Coach, Inc	1,326,400

		TOTAL LEATHER AND LEATHER PRODUCTS	1,326,400

METAL MINING - 0.7%
16,415		Cleveland-Cliffs, Inc	774,131
56,506		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,341,200
59,057		Newmont Mining Corp	3,646,179

		TOTAL METAL MINING	7,761,510

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.1%
15,562		Hasbro, Inc	639,598
44,010		Mattel, Inc	931,252

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,570,850

MISCELLANEOUS RETAIL - 1.5%
41,235	*	Amazon.com, Inc	4,505,336
41,016		Best Buy Co, Inc	1,388,802
163,208		CVS Corp	4,785,259
32,458	*	Office Depot, Inc	131,130
5,830	*	Priceline.com, Inc	1,029,228
87,478		Staples, Inc	1,666,456
14,887		Tiffany & Co	564,366
117,799		Walgreen Co	3,145,233

		TOTAL MISCELLANEOUS RETAIL	17,215,810

MOTION PICTURES - 1.0%
34,100	*	Discovery Communications, Inc (Class A)	1,217,711
268,284		News Corp (Class A)	3,208,677
10,455		Scripps Networks Interactive (Class A)	421,755
135,788		Time Warner, Inc	3,925,630
72,269		Viacom, Inc (Class B)	2,267,079

		TOTAL MOTION PICTURES	11,040,852

NONDEPOSITORY INSTITUTIONS - 0.8%
143,718		American Express Co	5,705,605
54,211		Capital One Financial Corp	2,184,703
63,346		Discover Financial Services	885,577
58,038	*	SLM Corp	603,015

		TOTAL NONDEPOSITORY INSTITUTIONS	9,378,900

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
15,225		Vulcan Materials Co	667,312

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	667,312

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 4.0%
59,231		Anadarko Petroleum Corp	$2,137,647
40,206		Apache Corp	3,384,943
51,323		Baker Hughes, Inc	2,133,497
12,348		Cabot Oil & Gas Corp	386,739
28,930	*	Cameron International Corp	940,804
77,233		Chesapeake Energy Corp	1,618,031
48,761	*	Denbury Resources, Inc	713,861
53,626		Devon Energy Corp	3,266,896
8,195		Diamond Offshore Drilling, Inc	509,647
30,516		EOG Resources, Inc	3,001,859
16,706		Equitable Resources, Inc	603,755
107,703		Halliburton Co	2,644,109
13,000		Helmerich & Payne, Inc	474,760
35,120	*	Nabors Industries Ltd	618,814
49,447		National Oilwell Varco, Inc	1,635,212
20,855		Noble Energy, Inc	1,258,182
97,032		Occidental Petroleum Corp	7,486,019
13,990		Pioneer Natural Resources Co	831,706
19,460		Range Resources Corp	781,319
13,312	*	Rowan Cos, Inc	292,065
142,707		Schlumberger Ltd	7,897,405
29,955		Smith International, Inc	1,127,806
40,918	*	Southwestern Energy Co	1,581,072

		TOTAL OIL AND GAS EXTRACTION	45,326,148

PAPER AND ALLIED PRODUCTS - 0.4%
12,951		Bemis Co	349,677
52,566		International Paper Co	1,189,569
49,624		Kimberly-Clark Corp	3,008,703
20,791		MeadWestvaco Corp	461,560

		TOTAL PAPER AND ALLIED PRODUCTS	5,009,509

PERSONAL SERVICES - 0.1%
16,043		Cintas Corp	384,551
39,477		H&R Block, Inc	619,394

		TOTAL PERSONAL SERVICES	1,003,945

PETROLEUM AND COAL PRODUCTS - 6.0%
239,838		Chevron Corp	16,275,407
178,079		ConocoPhillips	8,741,898
611,389	d	Exxon Mobil Corp	34,891,952
35,172		Hess Corp	1,770,558
84,564		Marathon Oil Corp	2,629,095
22,621		Murphy Oil Corp	1,120,871
14,465		Sunoco, Inc	502,948
16,770		Tesoro Corp	195,706
68,122		Valero Energy Corp	1,224,834

		TOTAL PETROLEUM AND COAL PRODUCTS	67,353,269

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PIPELINES, EXCEPT NATURAL GAS - 0.1%
76,145		Spectra Energy Corp	$1,528,230

		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,528,230

PRIMARY METAL INDUSTRIES - 0.5%
15,935		AK Steel Holding Corp	189,945
122,545		Alcoa, Inc	1,232,803
11,685		Allegheny Technologies, Inc	516,360
37,491		Nucor Corp	1,435,155
17,020		Precision Castparts Corp	1,751,699
10,500	*	Titanium Metals Corp	184,695
17,502		United States Steel Corp	674,702

		TOTAL PRIMARY METAL INDUSTRIES	5,985,359

PRINTING AND PUBLISHING - 0.3%
6,181		Dun & Bradstreet Corp	414,869
30,122		Gannett Co, Inc	405,442
36,892		McGraw-Hill Cos, Inc	1,038,141
4,586		Meredith Corp	142,762
14,063	*	New York Times Co (Class A)	121,645
24,415		R.R. Donnelley & Sons Co	399,674
740		Washington Post Co (Class B)	303,755

		TOTAL PRINTING AND PUBLISHING	2,826,288

RAILROAD TRANSPORTATION - 0.8%
47,028		CSX Corp	2,334,000
44,059		Norfolk Southern Corp	2,337,330
60,292		Union Pacific Corp	4,190,897

		TOTAL RAILROAD TRANSPORTATION	8,862,227

REAL ESTATE - 0.0%
34,000	*	CB Richard Ellis Group, Inc (Class A)	462,740

		TOTAL REAL ESTATE	462,740

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
28,854	*	Goodyear Tire & Rubber Co	286,809
32,747		Newell Rubbermaid, Inc	479,416
18,656		Sealed Air Corp	367,896

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,134,121

SECURITY AND COMMODITY BROKERS - 2.1%
30,586		Ameriprise Financial, Inc	1,105,072
116,879		Charles Schwab Corp	1,657,344
7,899		CME Group, Inc	2,223,964
25,946	*	E*Trade Financial Corp	306,682
10,166		Federated Investors, Inc (Class B)	210,538
17,828		Franklin Resources, Inc	1,536,595
61,549		Goldman Sachs Group, Inc	8,079,538
8,806	*	IntercontinentalExchange, Inc	995,342
55,557		Invesco Ltd	935,024

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

22,806		Janus Capital Group, Inc	$202,517
19,159		Legg Mason, Inc	537,027
166,707		Morgan Stanley	3,869,270
17,780	*	Nasdaq Stock Market, Inc	316,128
31,110		NYSE Euronext	859,569
30,891		T Rowe Price Group, Inc	1,371,251

		TOTAL SECURITY AND COMMODITY BROKERS	24,205,861

SPECIAL TRADE CONTRACTORS - 0.0%
24,850	*	Quanta Services, Inc	513,153

		TOTAL SPECIAL TRADE CONTRACTORS	513,153

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
186,508		Corning, Inc	3,012,104
20,320	*	Owens-Illinois, Inc	537,464

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,549,568

TOBACCO PRODUCTS - 1.5%
249,468		Altria Group, Inc	4,999,339
17,669		Fortune Brands, Inc	692,271
18,180		Lorillard, Inc	1,308,596
221,235		Philip Morris International, Inc	10,141,413

		TOTAL TOBACCO PRODUCTS	17,141,619

TRANSPORTATION BY AIR - 0.1%
89,622		Southwest Airlines Co	995,700

		TOTAL TRANSPORTATION BY AIR	995,700

TRANSPORTATION EQUIPMENT - 2.7%
90,306		Boeing Co	5,666,702
408,785	*	Ford Motor Co	4,120,553
46,079		General Dynamics Corp	2,698,386
18,634		Genuine Parts Co	735,111
15,213		Goodrich Corp	1,007,861
27,639		Harley-Davidson, Inc	614,415
91,670		Honeywell International, Inc	3,577,880
37,204		Lockheed Martin Corp	2,771,698
43,756		Paccar, Inc	1,744,552
111,277		United Technologies Corp	7,222,990

		TOTAL TRANSPORTATION EQUIPMENT	30,160,148

TRANSPORTATION SERVICES - 0.4%
19,668		CH Robinson Worldwide, Inc	1,094,721
25,753		Expeditors International Washington, Inc	888,736
37,258		FedEx Corp	2,612,158

		TOTAL TRANSPORTATION SERVICES	4,595,615

TRUCKING AND WAREHOUSING - 0.6%
118,605		United Parcel Service, Inc (Class B)	6,747,438

		TOTAL TRUCKING AND WAREHOUSING	6,747,438

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY	VALUE

WATER TRANSPORTATION - 0.1%
51,505	Carnival Corp	$1,557,511

	TOTAL WATER TRANSPORTATION	1,557,511

WHOLESALE TRADE-DURABLE GOODS - 0.1%
11,217	Patterson Cos, Inc	320,021
7,348	W.W. Grainger, Inc	730,759

	TOTAL WHOLESALE TRADE-DURABLE GOODS	1,050,780

WHOLESALE TRADE-NONDURABLE GOODS - 0.4%
10,000	Airgas, Inc	622,000
12,923	Brown-Forman Corp (Class B)	739,583
42,413	Cardinal Health, Inc	1,425,501
70,732	Sysco Corp	2,020,813

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,807,897

	TOTAL COMMON STOCKS	1,123,009,229

	(Cost $1,310,161,931)

	TOTAL INVESTMENTS - 99.4%	1,123,009,229
	(Cost $1,310,161,931)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	6,728,664

	NET ASSETS - 100.0%	$1,129,737,893

Abbreviation(s):
REIT - Real Estate Investment Trust
SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing.
d	All or a portion of these securities has been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $194,694.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AGRICULTURAL PRODUCTION-CROPS - 0.1%
31,393	*	Chiquita Brands International, Inc	$381,426
1,656		Griffin Land & Nurseries, Inc (Class A)	42,062
5,640		Limoneira Co	122,726

		TOTAL AGRICULTURAL PRODUCTION-CROPS	546,214

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.1%
9,741		Cal-Maine Foods, Inc	311,030
33,789	*	Pilgrim’s Pride Corp	221,994
226		Seaboard Corp	341,260

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	874,284

AGRICULTURAL SERVICES - 0.0%
8,462	*	Cadiz, Inc	102,136
7,617		Calavo Growers, Inc	136,802

		TOTAL AGRICULTURAL SERVICES	238,938

AMUSEMENT AND RECREATION SERVICES - 0.5%
8,154		Churchill Downs, Inc	267,451
27,997	*	Life Time Fitness, Inc	890,025
97,711	*	Live Nation, Inc	1,021,080
19,099	*	Multimedia Games, Inc	85,946
42,424	*	Pinnacle Entertainment, Inc	401,331
8,822		Speedway Motorsports, Inc	119,626
31,133	*	Warner Music Group Corp	151,306
3,641	*	Westwood One, Inc	35,937
16,768		World Wrestling Entertainment, Inc (Class A)	260,910

		TOTAL AMUSEMENT AND RECREATION SERVICES	3,233,612

APPAREL AND ACCESSORY STORES - 1.7%
21,970	*	American Apparel, Inc	40,205
40,841	*	AnnTaylor Stores Corp	664,483
22,741		Bebe Stores, Inc	145,542
29,482		Brown Shoe Co, Inc	447,537
18,148		Buckle, Inc	588,358
39,803	*	Carter’s, Inc	1,044,830
26,933	*	Casual Male Retail Group, Inc	92,111
19,353		Cato Corp (Class A)	426,153
80,417	*	Charming Shoppes, Inc	301,564
19,275	*	Children’s Place Retail Stores, Inc	848,486
24,866		Christopher & Banks Corp	153,921
10,493	*	Citi Trends, Inc	345,639
45,319	*	Collective Brands, Inc	716,040
3,773	*	Destination Maternity Corp	95,457
41,251	*	Dress Barn, Inc	982,186

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,829	*	DSW, Inc (Class A)	$220,759
11,113	*	Express Parent LLC	181,920
35,298		Finish Line, Inc (Class A)	491,701
32,002		Hot Topic, Inc	162,570
12,852	*	JOS A Bank Clothiers, Inc	693,879
16,865	*	New York & Co, Inc	38,621
47,851	*	Pacific Sunwear Of California, Inc	153,123
10,131	*	Rue21, Inc	307,375
6,366	*	Shoe Carnival, Inc	130,567
26,880		Stage Stores, Inc	287,078
48,788	*	Talbots, Inc	503,004
24,441	*	Under Armour, Inc (Class A)	809,730
70,708	*	Wet Seal, Inc (Class A)	258,084

		TOTAL APPAREL AND ACCESSORY STORES	11,130,923

APPAREL AND OTHER TEXTILE PRODUCTS - 0.8%
7,928		Columbia Sportswear Co	370,000
10,694	*	G-III Apparel Group Ltd	244,786
20,581	*	Gymboree Corp	879,015
29,424	*	Joe’s Jeans, Inc	58,260
60,537		Jones Apparel Group, Inc	959,511
65,693	*	Liz Claiborne, Inc	277,224
15,909	*	Maidenform Brands, Inc	323,907
90,093	*	Quiksilver, Inc	333,344
17,850	*	True Religion Apparel, Inc	393,950
30,843	*	Warnaco Group, Inc	1,114,665

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,954,662

AUTO REPAIR, SERVICES AND PARKING - 0.4%
6,130	*	Amerco, Inc	337,457
19,947	*	Dollar Thrifty Automotive Group, Inc	849,941
9,779	*	Midas, Inc	75,005
12,258		Monro Muffler, Inc	484,559
10,784	*	Standard Parking Corp	170,711
26,852	*	Wright Express Corp	797,504

		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,715,177

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
6,920	*	America’s Car-Mart, Inc	156,600
20,707	*	Asbury Automotive Group, Inc	218,252
14,432		Lithia Motors, Inc (Class A)	89,190
15,304	*	MarineMax, Inc	106,210
30,748	*	Penske Auto Group, Inc	349,296
22,138	*	Rush Enterprises, Inc (Class A)	295,764
26,059	*	Sonic Automotive, Inc (Class A)	223,065
9,127	*	US Auto Parts Network, Inc	54,762

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,493,139

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.1%
32,447	*	Builders FirstSource, Inc	77,873
15,440	*	Lumber Liquidators, Inc	360,215

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	$438,088

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 10.9%
13,076	*	3D Systems Corp	$164,104
36,059		ABM Industries, Inc	755,436
23,479	*	Acacia Research (Acacia Technologies)	334,106
24,759	*	ACI Worldwide, Inc	482,058
31,512	*	Actuate Corp	140,228
47,509	*	Acxiom Corp	697,907
15,057		Administaff, Inc	363,777
10,904	*	Advent Software, Inc	512,052
35,128		Aircastle Ltd	275,755
26,305	*	American Reprographics Co	229,643
15,335	*	American Software, Inc (Class A)	70,848
22,790	*	AMN Healthcare Services, Inc	170,469
13,149	*	Ancestry.com, Inc	231,685
17,975	*	APAC Customer Services, Inc	102,458
18,498		Arbitron, Inc	474,104
17,058	*	ArcSight, Inc	381,929
62,424	*	Ariba, Inc	994,413
110,176	*	Art Technology Group, Inc	376,802
43,222	*	Aspen Technology, Inc	470,688
10,131	*	Asset Acceptance Capital Corp	41,942
23,005	*	athenahealth, Inc	601,121
71,401	*	Avis Budget Group, Inc	701,158
5,391		Barrett Business Services, Inc	66,848
39,609		BGC Partners, Inc (Class A)	202,402
31,119		Blackbaud, Inc	677,461
23,408	*	Blackboard, Inc	873,821
29,284	*	Blue Coat Systems, Inc	598,272
18,980	*	Bottomline Technologies, Inc	247,309
67,678	*	BPZ Energy, Inc	280,864
33,441		Brady Corp (Class A)	833,350
33,258		Brink’s Co	632,900
21,022	*	CACI International, Inc (Class A)	893,015
6,921	*	CAI International, Inc	82,360
11,653	*	Capella Education Co	947,972
30,827	*	Cavium Networks, Inc	807,359
30,653	*	CBIZ, Inc	194,953
68,218	*	CDC Corp	141,893
44,377	*	Ciber, Inc	122,924
7,746	*	Clinical Data, Inc	96,360
31,745	*	Cogent Communications Group, Inc	240,627
36,459	*	Cogent, Inc	328,496
27,554		Cognex Corp	484,399
29,998	*	Commvault Systems, Inc	674,955
22,996		Compass Diversified Trust	308,376
16,191	*	Compellent Technologies, Inc	196,235
7,132		Computer Programs & Systems, Inc	291,841
10,296	*	Computer Task Group, Inc	66,512
28,138	*	Concur Technologies, Inc	1,200,929
19,821	*	Constant Contact, Inc	422,782

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,068	*	Convio, Inc	$29,859
14,367	*	CoStar Group, Inc	557,440
24,944	*	CSG Systems International, Inc	457,224
49,324	*	Cybersource Corp	1,259,241
28,002	*	DealerTrack Holdings, Inc	460,633
13,693	*	Deltek, Inc	114,200
36,054		Deluxe Corp	676,013
10,997	*	Dice Holdings, Inc	76,099
26,753	*	Digital River, Inc	639,664
22,604	*	DivX, Inc	173,147
4,682	*	DMRC Corp	87,788
11,599	*	Double-Take Software, Inc	121,674
6,365	*	DynaVox, Inc	101,904
10,768	*	DynCorp International, Inc (Class A)	188,655
74,909		Earthlink, Inc	596,276
18,655	*	Ebix, Inc	292,510
22,034	*	Echelon Corp	161,509
39,016	*	Eclipsys Corp	696,045
11,485		Electro Rent Corp	146,893
30,182	*	Electronics for Imaging, Inc	294,275
33,967	*	Epicor Software Corp	271,396
23,745	*	EPIQ Systems, Inc	307,023
11,221	*	ExlService Holdings, Inc	192,665
31,730		Fair Isaac Corp	691,397
20,373	*	FalconStor Software, Inc	53,785
11,254	*	Forrester Research, Inc	340,546
17,421	*	Gerber Scientific, Inc	93,202
35,042	*	Global Cash Access, Inc	252,653
16,086	*	Global Sources Ltd	126,114
9,212	*	Guidance Software, Inc	48,087
19,226	*	H&E Equipment Services, Inc	144,003
19,819	*	Hackett Group, Inc	55,691
30,400		Healthcare Services Group	576,080
26,261		Heartland Payment Systems, Inc	389,713
6,497	*	HeartWare International, Inc	455,245
12,214		Heidrick & Struggles International, Inc	278,723
18,858	*	HMS Holdings Corp	1,022,480
22,312	*	Hudson Highland Group, Inc	98,173
32,049	*	Hypercom Corp	148,707
16,440		iGate Corp	210,761
26,986	*	infoGROUP, Inc	215,348
24,919	*	Infospace, Inc	187,391
17,035	*	Innerworkings, Inc	116,349
12,236	*	Integral Systems, Inc	77,699
9,504	*	Interactive Intelligence, Inc	156,151
36,050	*	Internap Network Services Corp	150,329
20,053	*	Internet Brands, Inc (Class A)	207,147
25,440	*	Internet Capital Group, Inc	193,344
23,797	*	inVentiv Health, Inc	609,203
59,109		Jack Henry & Associates, Inc	1,411,522
28,946	*	JDA Software Group, Inc	636,233
18,390	*	Kelly Services, Inc (Class A)	273,459

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,696	*	Kenexa Corp	$188,352
8,638		Keynote Systems, Inc	77,915
21,340	*	Kforce, Inc	272,085
20,879	*	Knot, Inc	162,439
32,004	*	Korn/Ferry International	444,856
96,328	*	Lawson Software, Inc	703,194
28,647	*	Limelight Networks, Inc	125,760
41,589	*	Lionbridge Technologies	190,062
10,128	*	Liquidity Services, Inc	131,259
30,967	*	Liveperson, Inc	212,434
11,114	*	Local.com Corp	76,020
10,461	*	LogMeIn, Inc	274,392
35,960	*	Magma Design Automation, Inc	102,126
15,770	*	Manhattan Associates, Inc	434,464
5		Manpower, Inc	216
15,337	*	Mantech International Corp (Class A)	652,896
13,387		Marchex, Inc (Class B)	51,540
5,868	*	Marlin Business Services Corp	70,944
13,057	*	Medidata Solutions, Inc	202,253
74,071	*	Mentor Graphics Corp	655,528
6,265	*	MicroStrategy, Inc (Class A)	470,439
31,328	*	ModusLink Global Solutions, Inc	188,908
60,548	*	MoneyGram International, Inc	148,343
15,464	*	Monotype Imaging Holdings, Inc	139,331
108,460	*	Move, Inc	222,343
4,471	*	NCI, Inc (Class A)	100,955
21,264	*	Netscout Systems, Inc	302,374
12,723	*	NetSuite, Inc	160,819
20,863	*	Network Equipment Technologies, Inc	72,812
38,790		NIC, Inc	248,644
25,248	*	On Assignment, Inc	126,997
18,442	*	Online Resources Corp	76,534
10,977	*	OpenTable, Inc	455,216
9,211		Opnet Technologies, Inc	135,310
80,637	*	Parametric Technology Corp	1,263,581
13,553	*	PC-Tel, Inc	68,307
15,649	*	PDF Solutions, Inc	75,115
6,146	*	PDI, Inc	50,889
11,239		Pegasystems, Inc	360,884
16,901	*	Perficient, Inc	150,588
28,112	*	Phase Forward, Inc	468,908
11,787	*	Portfolio Recovery Associates, Inc	787,136
43,184	*	Premiere Global Services, Inc	273,787
29,291	*	Progress Software Corp	879,609
13,414	*	PROS Holdings, Inc	87,191
8,405		QAD, Inc	34,713
13,772		Quality Systems, Inc	798,638
41,654	*	Quest Software, Inc	751,438
6,988	*	QuinStreet, Inc	80,432
67,342	*	Rackspace Hosting, Inc	1,235,051
18,912	*	Radiant Systems, Inc	273,468
16,323	*	Radisys Corp	155,395

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,344	*	ReachLocal, Inc	$43,372
58,169	*	RealNetworks, Inc	191,958
9,128		Renaissance Learning, Inc	134,090
45,700	*	Rent-A-Center, Inc	925,882
14,901	*	RightNow Technologies, Inc	233,797
29,817		Rollins, Inc	616,914
7,260	*	Rosetta Stone, Inc	166,690
34,171	*	RSC Holdings, Inc	210,835
36,210	*	S1 Corp	217,622
19,466	*	Saba Software, Inc	100,250
66,124		Sapient Corp	670,497
21,137	*	Smith Micro Software, Inc	201,013
24,276	*	SolarWinds, Inc	389,387
38,263	*	SonicWALL, Inc	449,590
141,590	*	Sonus Networks, Inc	383,709
46,573		Sotheby’s (Class A)	1,065,124
19,099	*	Sourcefire, Inc	362,881
37,476	*	Spherion Corp	204,619
29,475	*	SRA International, Inc (Class A)	579,773
8,663	*	SS&C Technologies Holdings, Inc	138,868
14,252	*	Stratasys, Inc	350,029
3,164	*	Stream Global Services, Inc	17,718
43,700	*	SuccessFactors, Inc	908,523
32,375	*	SupportSoft, Inc	134,680
26,667	*	SYKES Enterprises, Inc	379,471
14,144	*	Synchronoss Technologies, Inc	268,312
15,600	*	SYNNEX Corp	399,672
9,212		Syntel, Inc	312,747
48,944	*	Take-Two Interactive Software, Inc	440,496
11,637		TAL International Group, Inc	261,483
27,613	*	Taleo Corp (Class A)	670,720
10,447	*	TechTarget, Inc	56,205
20,966	*	TeleTech Holdings, Inc	270,252
6,595		Textainer Group Holdings Ltd	159,203
46,902	*	THQ, Inc	202,617
115,401	*	TIBCO Software, Inc	1,391,735
9,587	*	Tier Technologies, Inc	58,289
18,123	*	TNS, Inc	316,065
28,335	*	TradeStation Group, Inc	191,261
3,748	*	Travelzoo, Inc	46,400
31,035	*	TrueBlue, Inc	347,282
18,157	*	Ultimate Software Group, Inc	596,639
11,634	*	Unica Corp	111,454
29,566	*	Unisys Corp	546,675
60,524		United Online, Inc	348,618
42,010	*	United Rentals, Inc	391,533
56,511	*	Valueclick, Inc	604,103
18,747	*	Vasco Data Security International	115,669
14,278		Viad Corp	252,007
22,604		VirnetX Holding Corp	133,816
9,394	*	Virtusa Corp	87,646
11,476	*	Vocus, Inc	175,353

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,419	*	Volt Information Sciences, Inc	$87,520
55,559	*	Wave Systems Corp	180,011
30,013	*	Websense, Inc	567,246

		TOTAL BUSINESS SERVICES	71,950,777

CHEMICALS AND ALLIED PRODUCTS - 6.6%
26,974	*	Acorda Therapeutics, Inc	839,161
5,638	*	Acura Pharmaceuticals, Inc	14,151
16,398	*	Albany Molecular Research, Inc	84,778
26,990	*	Alexza Pharmaceuticals, Inc	73,413
4,523	*	Alimera Sciences, Inc	33,651
65,934	*	Alkermes, Inc	820,878
54,602	*	Allos Therapeutics, Inc	334,710
25,509	*	Alnylam Pharmaceuticals, Inc	383,145
14,651	*	AMAG Pharmaceuticals, Inc	503,262
14,577		American Vanguard Corp	115,596
3,940	*	Anthera Pharmaceuticals, Inc	21,118
15,691		Arch Chemicals, Inc	482,341
9,248	*	Ardea Biosciences, Inc	190,139
70,037	*	Arena Pharmaceuticals, Inc	215,014
28,841	*	Arqule, Inc	124,016
36,848	*	Array Biopharma, Inc	112,386
25,094	*	AspenBio Pharma, Inc	24,592
29,386	*	Auxilium Pharmaceuticals, Inc	690,571
50,133	*	AVANIR Pharmaceuticals, Inc	128,842
6,409	*	AVEO Pharmaceuticals, Inc	45,312
76,759	*	AVI BioPharma, Inc	123,582
19,389		Balchem Corp	484,725
20,050	*	BioCryst Pharmaceuticals, Inc	118,496
11,177	*	Biodel, Inc	42,249
9,943	*	BioMimetic Therapeutics, Inc	110,566
43,241	*	Biosante Pharmaceuticals, Inc	76,104
2,765	*	Biospecifics Technologies Corp	54,968
14,657	*	Biotime, Inc	90,287
17,242	*	Cadence Pharmaceuticals, Inc	120,866
38,786	*	Calgon Carbon Corp	513,527
19,713	*	Cambrex Corp	62,096
6,822	*	Caraco Pharmaceutical Laboratories Ltd	32,200
22,034	*	Celldex Therapeutics, Inc	100,475
21,841	*	Chelsea Therapeutics International, Inc	63,994
16,822	*	China Aoxing Pharmaceutical Co, Inc	54,840
4,213	*	Codexis, Inc	36,906
45,700	*	Combinatorx, Inc	66,265
6,079	*	Compound partnering business	61,763
17,587	*	Corcept Therapeutics, Inc	54,871
4,827	*	Cornerstone Therapeutics, Inc	28,431
40,581	*	Cubist Pharmaceuticals, Inc	835,969
8,619	*	Cumberland Pharmaceuticals, Inc	55,334
55,560	*	Curis, Inc	77,228
26,710	*	Cypress Bioscience, Inc	61,433
32,305	*	Cytokinetics, Inc	76,563
28,109	*	Cytori Therapeutics, Inc	97,819

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

76,064	*	Cytrx	$58,569
64,453	*	Durect Corp	156,621
49,689	*	Dynavax Technologies Corp	92,422
17,042	*	Elizabeth Arden, Inc	247,450
13,169	*	Emergent Biosolutions, Inc	215,181
34,429	*	Enzon Pharmaceuticals, Inc	366,669
12,713	*	Eurand NV	123,189
12,410		Female Health Co	64,408
60,519	*	Ferro Corp	446,025
23,432	*	Georgia Gulf Corp	312,583
68,720	*	Geron Corp	344,974
34,050		H.B. Fuller Co	646,610
49,890	*	Halozyme Therapeutics, Inc	351,226
6,617		Hawkins, Inc	159,337
6,901	*	Hi-Tech Pharmacal Co, Inc	158,102
24,849	*	Idenix Pharmaceuticals, Inc	124,245
48,554	*	Immucor, Inc	924,954
47,367	*	Immunogen, Inc	439,092
43,511	*	Impax Laboratories, Inc	829,320
34,275	*	Inhibitex, Inc	87,401
14,883		Innophos Holdings, Inc	388,149
41,314	*	Inspire Pharmaceuticals, Inc	206,157
9,950		Inter Parfums, Inc	141,589
31,420	*	InterMune, Inc	293,777
10,326	*	Jazz Pharmaceuticals, Inc	80,853
10,553		Kaiser Aluminum Corp	365,873
35,531	*	Keryx Biopharmaceuticals, Inc	130,043
4,252		KMG Chemicals, Inc	61,059
14,603		Koppers Holdings, Inc	328,275
18,386	*	Landec Corp	108,294
6,801	*	Lannett Co, Inc	31,081
81,786	*	Ligand Pharmaceuticals, Inc (Class B)	119,408
42,752	*	MannKind Corp	273,185
9,600	*	MAP Pharmaceuticals, Inc	125,952
23,134	*	Martek Biosciences Corp	548,507
37,004	*	Medicines Co	281,600
41,888		Medicis Pharmaceutical Corp (Class A)	916,509
9,387	*	Medifast, Inc	243,217
23,618	*	Medivation, Inc	208,783
28,632		Meridian Bioscience, Inc	486,744
56,113	*	Micromet, Inc	350,145
13,065		Minerals Technologies, Inc	621,110
27,809	*	Momenta Pharmaceuticals, Inc	340,938
31,729	*	Nabi Biopharmaceuticals	172,606
11,869	*	Nanosphere, Inc	51,749
5,273	*	Nature’s Sunshine Products, Inc	44,135
28,671	*	Neuralstem, Inc	71,678
33,813	*	Neurocrine Biosciences, Inc	189,353
7,506	*	NeurogesX, Inc	49,765
7,163		NewMarket Corp	625,473
4,826		NL Industries, Inc	29,439
3,264	*	Novacea, Inc	27,189

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

58,624	*	Novavax, Inc	$127,214
41,165	*	NPS Pharmaceuticals, Inc	265,103
6,650	*	Nutraceutical International Corp	101,479
12,796	*	Nymox Pharmaceutical Corp	39,924
11,888	*	Obagi Medical Products, Inc	140,516
54,772		Olin Corp	990,825
21,393	*	OM Group, Inc	510,437
12,662	*	Omeros Corp	93,952
31,051	*	Omnova Solutions, Inc	242,508
43,277	*	Onyx Pharmaceuticals, Inc	934,350
61,600	*	Opko Health, Inc	139,216
23,208	*	Optimer Pharmaceuticals, Inc	215,138
32,128	*	OraSure Technologies, Inc	148,753
21,157	*	Orexigen Therapeutics, Inc	88,859
11,651	*	Osiris Therapeutics, Inc	67,692
24,629	*	Pain Therapeutics, Inc	136,937
24,270	*	Par Pharmaceutical Cos, Inc	630,049
40,545	*	Parexel International Corp	879,016
83,186		PDL BioPharma, Inc	467,505
35,707	*	Peregrine Pharmaceuticals, Inc	76,770
15,955		PetMed Express, Inc	283,999
26,365	*	Pharmacyclics, Inc	175,591
20,357	*	Pharmasset, Inc	556,560
21,618	*	PharMerica Corp	316,920
64,467	*	PolyOne Corp	542,812
18,595	*	Pozen, Inc	130,351
29,045	*	Prestige Brands Holdings, Inc	205,639
19,568	*	Progenics Pharmaceuticals, Inc	107,233
39,395	*,m	Questcor Pharmaceuticals, Inc	402,223
15,481	*	Quidel Corp	196,454
7,439	*	Revlon, Inc (Class A)	83,019
36,194	*	Rockwood Holdings, Inc	821,242
39,590	*	Salix Pharmaceuticals Ltd	1,545,197
35,720	*	Santarus, Inc	88,586
25,028	*	Sciclone Pharmaceuticals, Inc	66,574
58,077	*	Seattle Genetics, Inc	696,343
34,066		Sensient Technologies Corp	883,331
22,373	*	SIGA Technologies, Inc	172,272
84,314	*	Solutia, Inc	1,104,513
19,714	*	Somaxon Pharmaceuticals, Inc	70,970
34,192	*	Spectrum Pharmaceuticals, Inc	134,033
85,871	*	StemCells, Inc	80,719
5,416		Stepan Co	370,617
8,144	*	Sucampo Pharmaceuticals, Inc (Class A)	28,748
39,998	*	SuperGen, Inc	80,796
12,077	*	SurModics, Inc	198,184
15,288	*	Synta Pharmaceuticals Corp	41,278
16,158	*	Targacept, Inc	312,334
5,490	*	Texas Petrochemicals, Inc	91,134
43,479	*	Theravance, Inc	546,531
21,810	*	Ulta Salon Cosmetics & Fragrance, Inc	516,025
30,694	*	Unifi, Inc	117,251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,757	*	USANA Health Sciences, Inc	$173,773
80,493	*	USEC, Inc	383,147
19,047	*	Vanda Pharmaceuticals, Inc	125,901
39,110	*	Vical, Inc	121,241
54,155	*	Viropharma, Inc	607,078
10,003	*	Vitacost.com, Inc	89,927
13,971		Westlake Chemical Corp	259,441
50,610	*	WR Grace & Co	1,064,834
19,588	*	Xenoport, Inc	192,158
33,551	*	ZIOPHARM Oncology, Inc	106,692
36,924	*	Zymogenetics, Inc	155,819

		TOTAL CHEMICALS AND ALLIED PRODUCTS	43,343,379

COAL MINING - 0.2%
21,885	*	Cloud Peak Energy, Inc	290,195
91,230	*	International Coal Group, Inc	351,235
19,517	*	James River Coal Co	310,711
11,493	*	L&L Energy, Inc	98,840

		TOTAL COAL MINING	1,050,981

COMMUNICATIONS - 2.3%
15,644	*	AboveNet, Inc	738,084
43,177		Adtran, Inc	1,177,438
30,992		Alaska Communications Systems Group, Inc	263,122
19,511	*	Anixter International, Inc	831,169
50,880	*	Aruba Networks, Inc	724,531
6,474		Atlantic Tele-Network, Inc	267,376
11,658	*	Audiovox Corp (Class A)	85,686
2,354	*	Beasley Broadcasting Group, Inc	11,464
48,951	*	Brightpoint, Inc	342,657
16,953	*	Cbeyond Communications, Inc	211,913
144,284	*	Cincinnati Bell, Inc	434,295
16,082		Consolidated Communications Holdings, Inc	273,555
7,284	*	Crown Media Holdings, Inc (Class A)	12,820
15,074	*	Cumulus Media, Inc (Class A)	40,248
17,404	*	DG FastChannel, Inc	567,022
19,158	*	DigitalGlobe, Inc	503,855
16,338	*	Entercom Communications Corp (Class A)	144,101
33,642	*	Entravision Communications Corp (Class A)	70,985
31,814	*	FiberTower Corp	150,162
4,543	*	Fisher Communications, Inc	76,504
33,058	*	General Communication, Inc (Class A)	250,910
15,189	*	GeoEye, Inc	472,985
20,804	*	Global Crossing Ltd	219,898
48,388	*	Globalstar, Inc	74,518
33,589	*	Gray Television, Inc	80,949
6,203	*	Hughes Communications, Inc	150,919
65,433	*	ICO Global Communications Holdings Ltd (Class A)	105,347
9,812	*	IDT Corp (Class B)	125,103
31,271	*	j2 Global Communications, Inc	682,959
21,204	*	Knology, Inc	231,760
11,065	*	Kratos Defense & Security Solutions, Inc	116,183

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,948	*	Lin TV Corp (Class A)	$107,919
17,333	*	Lodgenet Entertainment Corp	64,305
37,058	*	Mastec, Inc	348,345
27,829	*	Mediacom Communications Corp (Class A)	187,011
22,968	*	Neutral Tandem, Inc	258,390
7,439	*	Nexstar Broadcasting Group, Inc (Class A)	32,583
21,531	*	Novatel Wireless, Inc	123,588
21,419		NTELOS Holdings Corp	368,407
8,738	*	Occam Networks, Inc	48,583
87,723	*	PAETEC Holding Corp	299,135
1,517		Preformed Line Products Co	42,400
21,663	*	Radio One, Inc	27,729
24,977	*	RCN Corp	369,909
26,063	*	SAVVIS, Inc	384,429
16,487		Shenandoah Telecom Co	292,479
31,368	*	Sinclair Broadcast Group, Inc (Class A)	182,875
48,423	*	Syniverse Holdings, Inc	990,250
31,281	*	TeleCommunication Systems, Inc (Class A)	129,503
5,615	*	TeleNav, Inc	47,110
40,971	*	Terremark Worldwide, Inc	319,984
80,257	*	TiVo, Inc	592,297
15,282		USA Mobility, Inc	197,443
73,079	*	Vonage Holdings Corp	168,082

		TOTAL COMMUNICATIONS	15,021,274

DEPOSITORY INSTITUTIONS - 7.5%
10,603		1st Source Corp	179,403
14,782	*	1st United Bancorp, Inc	108,796
14,755		Abington Bancorp, Inc	128,664
3,023		Alliance Financial Corp	84,039
4,246		American National Bankshares, Inc	90,822
16,507		Ameris Bancorp	159,460
5,674		Ames National Corp	110,870
6,529		Arrow Financial Corp	150,820
59,437		Astoria Financial Corp	817,853
4,863		Bancfirst Corp	177,451
19,121		Banco Latinoamericano de Exportaciones S.A. (Class E)	238,821
2,586		Bancorp Rhode Island, Inc	67,753
32,332		Bank Mutual Corp	183,646
3,646		Bank of Marin Bancorp	116,417
8,886		Bank of the Ozarks, Inc	315,186
13,301		BankFinancial Corp	110,531
24,081	*	Beneficial Mutual Bancorp, Inc	237,920
10,136		Berkshire Hills Bancorp, Inc	197,449
4,278	*	BofI Holding, Inc	60,405
48,770		Boston Private Financial Holdings, Inc	313,591
4,351		Bridge Bancorp, Inc	105,642
41,015		Brookline Bancorp, Inc	364,213
5,929		Bryn Mawr Bank Corp	99,489
5,318		Camden National Corp	146,085
8,226		Capital City Bank Group, Inc	101,838
19,947		Cardinal Financial Corp	184,310

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,696		Cass Information Systems, Inc	$195,088
54,644		Cathay General Bancorp	564,473
24,692	*	Center Financial	127,164
15,368		Centerstate Banks of Florida, Inc	155,063
2,420		Century Bancorp, Inc	53,337
17,059		Chemical Financial Corp	371,545
8,164		Citizens & Northern Corp	87,355
274,103	*	Citizens Republic Bancorp, Inc	232,988
11,504		City Holding Co	320,732
6,948		Clifton Savings Bancorp, Inc	60,100
6,059		CNB Financial Corp	66,528
22,442		CoBiz, Inc	147,893
27,284		Columbia Banking System, Inc	498,206
23,004		Community Bank System, Inc	506,778
10,881		Community Trust Bancorp, Inc	273,113
62,374		CVB Financial Corp	592,553
18,557		Dime Community Bancshares	228,808
17,227	*	Dollar Financial Corp	340,922
11,406	*	Eagle Bancorp, Inc	134,363
4,712	*	Encore Bancshares, Inc	46,602
10,310		Enterprise Financial Services Corp	99,388
6,121		ESB Financial Corp	79,879
9,923		ESSA Bancorp, Inc	122,152
34,147	*	Euronet Worldwide, Inc	436,740
7,473		Financial Institutions, Inc	132,720
10,358		First Bancorp (NC)	150,087
61,167		First Bancorp (Puerto Rico)	32,419
6,044		First Bancorp, Inc	79,358
36,336		First Busey Corp	164,602
60,113		First Commonwealth Financial Corp	315,593
10,971		First Community Bancshares, Inc	161,164
40,435		First Financial Bancorp	604,503
14,886		First Financial Bankshares, Inc	715,868
8,431		First Financial Corp	217,604
11,016		First Financial Holdings, Inc	126,133
8,628		First Interstate Bancsystem, Inc	135,718
17,567		First Merchants Corp	148,968
51,451		First Midwest Bancorp, Inc	625,644
4,021		First of Long Island Corp	103,380
5,667		First South Bancorp, Inc	60,127
74,875		FirstMerit Corp	1,282,610
32,280	*	Flagstar Bancorp, Inc	101,359
21,639		Flushing Financial Corp	264,645
79,371		FNB Corp	637,349
3,744	*	Fox Chase Bancorp, Inc	35,833
7,702		German American Bancorp, Inc	117,841
49,885		Glacier Bancorp, Inc	731,813
7,020		Great Southern Bancorp, Inc	142,576
8,108	*	Greene County Bancshares, Inc	103,539
19,732		Hancock Holding Co	658,260
21,016	*	Hanmi Financial Corp	26,480
9,101		Heartland Financial USA, Inc	157,265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,542	*	Heritage Financial Corp	$97,934
1,374		Heritage Financial Group	14,867
5,281	*	Home Bancorp, Inc	68,178
13,116		Home Bancshares, Inc	299,176
12,392		Home Federal Bancorp, Inc	156,511
8,272		Hudson Valley Holding Corp	191,249
18,585		IBERIABANK Corp	956,756
14,714		Independent Bank Corp	363,142
36,861		International Bancshares Corp	615,210
33,280	*	Investors Bancorp, Inc	436,634
12,512		Kearny Financial Corp	114,610
2,700		K-Fed Bancorp	24,516
14,307		Lakeland Bancorp, Inc	121,896
10,968		Lakeland Financial Corp	219,141
13,786		MainSource Financial Group, Inc	98,846
36,775		MB Financial, Inc	676,292
3,415		Merchants Bancshares, Inc	75,881
6,569	*	Meridian Interstate Bancorp, Inc	71,602
5,204		Midsouth Bancorp, Inc	66,455
4,398		MidWestOne Financial Group, Inc	68,081
26,359	*	Nara Bancorp, Inc	222,206
2,413		NASB Financial, Inc	36,557
4,811		National Bankshares, Inc	116,571
88,803		National Penn Bancshares, Inc	533,706
23,949		NBT Bancorp, Inc	489,039
73,588		NewAlliance Bancshares, Inc	824,921
12,500		Northfield Bancorp, Inc	162,250
76,892		Northwest Bancshares, Inc	881,951
10,104		OceanFirst Financial Corp	121,955
60,548		Old National Bancorp	627,277
8,100	*	OmniAmerican Bancorp, Inc	91,449
22,974		Oriental Financial Group, Inc	290,851
36,111	*	Oritani Financial Corp	361,110
4,420		Orrstown Financial Services, Inc	97,815
12,761		Pacific Continental Corp	120,847
21,326		PacWest Bancorp	390,479
8,674		Park National Corp	564,157
6,174		Peapack Gladstone Financial Corp	72,236
2,710		Penns Woods Bancorp, Inc	82,438
9,262	*	Pennsylvania Commerce Bancorp, Inc	114,293
7,256		Peoples Bancorp, Inc	105,212
23,179	*	Pinnacle Financial Partners, Inc	297,850
1,875		Porter Bancorp, Inc	23,663
36,500		PrivateBancorp, Inc	404,420
32,384		Prosperity Bancshares, Inc	1,125,344
41,627		Provident Financial Services, Inc	486,620
26,980		Provident New York Bancorp	238,773
14,655		Renasant Corp	210,299
6,616		Republic Bancorp, Inc (Class A)	148,198
5,851		Rockville Financial, Inc	69,685
5,766		Roma Financial Corp	62,619
16,821		S&T Bancorp, Inc	332,383

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,229		S.Y. Bancorp, Inc	$189,102
16,683		Sandy Spring Bancorp, Inc	233,729
2,881	*	Santander BanCorp	36,416
9,054		SCBT Financial Corp	318,882
6,602		Sierra Bancorp	75,923
28,342	*	Signature Bank	1,077,279
11,950		Simmons First National Corp (Class A)	313,807
10,960		Southside Bancshares, Inc	215,254
13,543		Southwest Bancorp, Inc	179,986
11,532		State Bancorp, Inc	109,554
16,357		StellarOne Corp	208,879
18,612		Sterling Bancorp	167,508
63,634		Sterling Bancshares, Inc	299,716
6,581		Suffolk Bancorp	203,616
90,265		Susquehanna Bancshares, Inc	751,907
28,997	*	SVB Financial Group	1,195,546
6,631	*	Taylor Capital Group, Inc	85,805
8,413		Territorial Bancorp, Inc	159,426
25,288	*	Texas Capital Bancshares, Inc	414,723
15,623	*	The Bancorp, Inc	122,328
6,353		Tompkins Trustco, Inc	239,826
3,860		Tower Bancorp, Inc	84,495
16,830		TowneBank	244,372
9,685		Trico Bancshares	163,967
53,379		Trustco Bank Corp NY	298,922
44,374		Trustmark Corp	923,867
22,041		UMB Financial Corp	783,778
80,034		Umpqua Holdings Corp	918,790
12,376		Union Bankshares Corp	151,730
26,969		United Bankshares, Inc	645,638
65,405	*	United Community Banks, Inc	258,350
11,608		United Financial Bancorp, Inc	158,449
11,316		Univest Corp of Pennsylvania	195,993
7,056		ViewPoint Financial Group	97,726
13,966	*	Virginia Commerce Bancorp	87,288
10,627		Washington Banking Co	135,919
9,471		Washington Trust Bancorp, Inc	161,386
3,816	*	Waterstone Financial, Inc	13,013
45,366		Webster Financial Corp	813,866
16,702		WesBanco, Inc	281,429
10,920		West Bancorporation, Inc	74,365
65,217	*	West Coast Bancorp	166,303
20,374		Westamerica Bancorporation	1,070,042
40,841	*	Western Alliance Bancorp	292,830
22,242		Westfield Financial, Inc	185,276
66,991		Whitney Holding Corp	619,667
13,267		Wilshire Bancorp, Inc	116,086
21,371		Wintrust Financial Corp	712,509
3,393		WSFS Financial Corp	121,910

		TOTAL DEPOSITORY INSTITUTIONS	49,448,031

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 1.4%
18,738	*	AFC Enterprises	$170,516
15,625	*	BJ’s Restaurants, Inc	368,750
21,176		Bob Evans Farms, Inc	521,353
12,568	*	Buffalo Wild Wings, Inc	459,737
13,401	*	California Pizza Kitchen, Inc	203,025
8,192	*	Carrols Restaurant Group, Inc	37,437
15,734		CBRL Group, Inc	732,575
15,272	*	CEC Entertainment, Inc	538,491
41,970	*	Cheesecake Factory	934,253
38,346		CKE Restaurants, Inc	480,475
69,244	*	Denny’s Corp	180,034
12,348	*	DineEquity, Inc	344,756
25,720	*	Domino’s Pizza, Inc	290,636
3,907	*	Einstein Noah Restaurant Group, Inc	42,157
38,248	*	Jack in the Box, Inc	743,925
40,622	*	Krispy Kreme Doughnuts, Inc	136,896
5,067	*	Landry’s Restaurants, Inc	123,939
10,397	*	McCormick & Schmick’s Seafood Restaurants, Inc	77,562
12,434	*	O’Charleys, Inc	65,900
14,495	*	Papa John’s International, Inc	335,124
16,633		PF Chang’s China Bistro, Inc	659,498
10,837	*	Red Robin Gourmet Burgers, Inc	185,963
45,701	*	Ruby Tuesday, Inc	388,459
20,644	*	Ruth’s Chris Steak House, Inc	86,292
42,789	*	Sonic Corp	331,615
996	*	Steak N Shake Co	285,752
39,904	*	Texas Roadhouse, Inc (Class A)	503,588

		TOTAL EATING AND DRINKING PLACES	9,228,708

EDUCATIONAL SERVICES - 0.5%
12,885	*	American Public Education, Inc	563,075
8,167	*	Archipelago Learning, Inc	93,349
13,536	*	Bridgepoint Education, Inc	214,004
61,242	*	Corinthian Colleges, Inc	603,233
21,521	*	Grand Canyon Education, Inc	504,237
17,448	*	K12, Inc	386,997
5,040	*	Learning Tree International, Inc	54,684
11,430	*	Lincoln Educational Services Corp	235,344
5,435		National American University Holdings, Inc	47,339
12,890	*	Princeton Review, Inc	29,905
14,624	*	Universal Technical Institute, Inc	345,711

		TOTAL EDUCATIONAL SERVICES	3,077,878

ELECTRIC, GAS, AND SANITARY SERVICES - 3.8%
21,602		Allete, Inc	739,652
12,719		American Ecology Corp	185,316
12,899		American States Water Co	427,473
4,373		Artesian Resources Corp	80,726
38,144		Avista Corp	744,952
27,222		Black Hills Corp	775,010
13,695		California Water Service Group	488,912
17,396	*	Casella Waste Systems, Inc (Class A)	66,453

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,721		Central Vermont Public Service Corp	$172,153
11,048		CH Energy Group, Inc	433,524
6,578		Chesapeake Utilities Corp	206,549
27,812	*	Clean Energy Fuels Corp	415,511
15,908	*	Clean Harbors, Inc	1,056,450
42,158		Cleco Corp	1,113,393
5,753		Connecticut Water Service, Inc	120,928
10,119		Consolidated Water Co, Inc	115,154
27,930	*	Crosstex Energy, Inc	179,031
71,257	*	Dynegy, Inc (Class A)	274,339
30,405	*	El Paso Electric Co	588,337
27,904		Empire District Electric Co	523,758
61,450		EnergySolutions, Inc	312,781
13,679	*	EnerNOC, Inc	430,068
32,980		Idacorp, Inc	1,097,245
15,602		Laclede Group, Inc	516,894
16,054		MGE Energy, Inc	578,586
9,087		Middlesex Water Co	144,029
28,696		New Jersey Resources Corp	1,010,099
31,457		Nicor, Inc	1,274,009
18,453		Northwest Natural Gas Co	803,997
25,106		NorthWestern Corp	657,777
24,946		Otter Tail Corp	482,206
15,734	*	Pico Holdings, Inc	471,548
49,847		Piedmont Natural Gas Co, Inc	1,261,129
11,138	*	Pike Electric Corp	104,920
60,361		PNM Resources, Inc	674,836
52,276		Portland General Electric Co	958,219
8,938		SJW Corp	209,507
20,748		South Jersey Industries, Inc	891,334
31,360		Southwest Gas Corp	925,120
18,446		Southwest Water Co	193,314
68	*,b,m	Touch America Holdings, Inc	0
20,785		UIL Holdings Corp	520,249
24,918		Unisource Energy Corp	752,025
7,542		Unitil Corp	157,703
18,806	*,m	Waste Services, Inc	219,278
35,177		WGL Holdings, Inc	1,197,073
8,324		York Water Co	118,201

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	24,669,768

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.6%
50,473	*	A123 Systems, Inc	475,960
30,422	*	Acme Packet, Inc	817,743
16,955	*	Actel Corp	217,363
30,217		Acuity Brands, Inc	1,099,294
56,452	*	Adaptec, Inc	163,146
67,703	*	ADC Telecommunications, Inc	501,679
30,448	*	Advanced Analogic Technologies, Inc	97,129
40,934	*	Advanced Battery Technologies, Inc	134,264
25,260	*	Advanced Energy Industries, Inc	310,445
3,539	*	Alpha & Omega Semiconductor Lt	48,874

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,159	*	American Superconductor Corp	$831,634
73,428	*	Amkor Technology, Inc	404,588
45,348	*	Anadigics, Inc	197,717
47,135	*	Applied Micro Circuits Corp	493,975
10,046		Applied Signal Technology, Inc	197,404
88,098	*	Arris Group, Inc	897,719
22,349	*	ATMI, Inc	327,189
21,503	*	AXT, Inc	96,979
8,553		AZZ, Inc	314,494
32,534		Baldor Electric Co	1,173,827
7,229		Bel Fuse, Inc (Class B)	119,351
43,813	*	Benchmark Electronics, Inc	694,436
30,807	*	BigBand Networks, Inc	93,037
34,329	*	Bookham, Inc	380,709
5,147	*	Calix Networks, Inc	52,808
167,341	*	Capstone Turbine Corp	163,994
17,662	*	Ceradyne, Inc	377,437
15,117	*	Ceva, Inc	190,474
27,195	*	Checkpoint Systems, Inc	472,105
16	*,m	China Energy Savings Technology, Inc	1
19,660	*	Comtech Telecommunications Corp	588,424
56,435	*	Conexant Systems, Inc	126,414
5,169	*	CPI International, Inc	80,585
22,586		CTS Corp	208,695
10,945		Cubic Corp	398,179
9,717		DDi Corp	73,169
23,429	*	Diodes, Inc	371,818
16,117	*	DSP Group, Inc	102,988
12,080	*	DTS, Inc	397,070
19,863	*	Electro Scientific Industries, Inc	265,370
10,643	*	EMS Technologies, Inc	159,858
31,719	*	Energy Conversion Devices, Inc	130,048
33,528	*	EnerSys	716,493
38,915	*	Entropic Communications, Inc	246,721
132,012	*	Evergreen Solar, Inc	90,032
25,093	*	Exar Corp	173,894
52,349	*	Exide Technologies	272,215
52,344	*	Finisar Corp	779,926
16,163		Franklin Electric Co, Inc	465,818
22,405	*	FSI International, Inc	93,877
50,185	*	FuelCell Energy, Inc	59,218
13,392	*	Generac Holdings, Inc	187,622
14,917	*	Globecomm Systems, Inc	123,065
10,648	*	GP Strategies Corp	77,304
83,630	*	GrafTech International Ltd	1,222,670
16,124	*	Greatbatch, Inc	359,726
14,331	*	GSI Technology, Inc	81,973
43,387	*	GT Solar International, Inc	242,967
67,247	*	Harmonic, Inc	365,824
41,534	*	Harris Stratex Networks, Inc (Class A)	150,768
21,305	*	Helen of Troy Ltd	469,988
67,387	*	Hexcel Corp	1,045,172

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,465	*	Hittite Microwave Corp	$781,384
11,879	*	Hoku Scientific, Inc	39,676
13,111	*	Hutchinson Technology, Inc	56,771
20,796	*	Ikanos Communications, Inc	33,482
20,405	*	Imation Corp	187,522
61,107	*	Infinera Corp	392,918
112,807	*	Integrated Device Technology, Inc	558,395
18,006	*	Integrated Silicon Solution, Inc	135,765
30,552	*	InterDigital, Inc	754,329
16,597	*	IPG Photonics Corp	252,772
23,664	*	Iridium Communications, Inc	237,587
14,598	*	iRobot Corp	274,296
18,146	*	IXYS Corp	160,411
13,752	*	KIT Digital, Inc	121,293
80,477	*	Lattice Semiconductor Corp	349,270
15,351	*	Littelfuse, Inc	485,245
7,495	*	Loral Space & Communications, Inc	320,186
12,645		LSI Industries, Inc	61,708
34,774	*	Mattson Technology, Inc	131,793
5,207	*	MaxLinear, Inc	72,794
18,373	*	Maxwell Technologies, Inc	209,452
16,457	*	Mercury Computer Systems, Inc	193,041
26,044		Methode Electronics, Inc	253,669
32,522		Micrel, Inc	331,074
57,673	*	Microsemi Corp	843,756
37,204	*	Microtune, Inc	79,245
61,554	*	Microvision, Inc	182,200
22,185	*	Mindspeed Technologies, Inc	166,166
34,212	*	MIPS Technologies, Inc	174,823
23,492	*	Monolithic Power Systems, Inc	419,567
31,509	*	Moog, Inc (Class A)	1,015,535
18,789	*	MoSys, Inc	83,047
7,280	*	Multi-Fineline Electronix, Inc	181,709
3,332		National Presto Industries, Inc	309,410
43,490	*	Netlogic Microsystems, Inc	1,182,928
3,263	*	NVE Corp	142,038
35,682	*	Omnivision Technologies, Inc	765,022
58,220	*	Openwave Systems, Inc	118,187
14,595	*	Oplink Communications, Inc	209,146
30,086	*	OpNext, Inc	49,642
11,249	*	OSI Systems, Inc	312,385
14,296		Park Electrochemical Corp	348,965
17,565	*	Pericom Semiconductor Corp	168,624
36,644	*	Photronics, Inc	165,631
33,530		Plantronics, Inc	958,958
27,755	*	Plexus Corp	742,169
25,727	*	PLX Technology, Inc	107,796
15,317	*	Polypore International, Inc	348,309
6,141	*	Powell Industries, Inc	167,895
16,819		Power Integrations, Inc	541,488
41,242	*	Power-One, Inc	278,384
92,278	*	Powerwave Technologies, Inc	142,108

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,267		Raven Industries, Inc	$379,811
186,529	*	RF Micro Devices, Inc	729,328
10,011		Richardson Electronics Ltd	90,099
10,950	*	Rogers Corp	304,082
9,904	*	Rubicon Technology, Inc	295,040
55,244	*	Sanmina-SCI Corp	751,871
53,491	*	SatCon Technology Corp	152,984
20,021	*	Seachange International, Inc	164,773
43,123	*	Semtech Corp	705,924
31,273	*	ShoreTel, Inc	145,107
53,295	*	Silicon Image, Inc	187,065
36,538	*	Smart Modular Technologies WWH, Inc	213,747
9,020	*	Spansion, Inc	147,116
12,432	*	Spectrum Brands, Inc	315,276
8,827	*	Spectrum Control, Inc	123,401
15,581	*	Standard Microsystems Corp	362,726
10,631	*	Stoneridge, Inc	80,689
7,475	*	Supertex, Inc	184,334
13,395		Sycamore Networks, Inc	222,625
30,539	*	Symmetricom, Inc	155,444
23,537	*	Synaptics, Inc	647,268
28,597		Technitrol, Inc	90,367
47,446	*	Tekelec	628,185
3,466		Tessco Technologies, Inc	57,882
34,894	*	Tessera Technologies, Inc	560,049
49,508	*	Trident Microsystems, Inc	70,301
107,808	*	Triquint Semiconductor, Inc	658,707
55,940	*	TTM Technologies, Inc	531,430
15,044	*	Ultra Clean Holdings	128,175
1,288	*	United Capital Corp	31,440
21,079	*	Universal Display Corp	379,000
9,325	*	Universal Electronics, Inc	155,075
25,020	*	UQM Technologies, Inc	84,818
81,341	*	Utstarcom, Inc	149,667
23,040	*	Viasat, Inc	750,182
2,998	*	Viasystems Group, Inc	44,280
13,574	*	Vicor Corp	169,539
15,881	*	Virage Logic Corp	188,825
17,211	*	Volterra Semiconductor Corp	396,886
39,970	*	Zix Corp	90,332
19,324	*	Zoltek Cos, Inc	163,674
36,912	*	Zoran Corp	352,140

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	50,113,296

ENGINEERING AND MANAGEMENT SERVICES - 2.0%
20,595	*	Accelrys, Inc	132,838
8,053	*	Accretive Health, Inc	106,541
10,741	*	Advisory Board Co	461,433
14,328	*	Affymax, Inc	85,681
76,935	*	Ariad Pharmaceuticals, Inc	216,957
8,734		CDI Corp	135,639
57,962	*	Celera Corp	379,651

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,674	*	comScore, Inc	$258,151
7,916	*	Cornell Cos, Inc	212,703
24,072		Corporate Executive Board Co	632,371
7,676	*	CRA International, Inc	144,539
16,116		Diamond Management & Technology Consultants, Inc	166,156
67,755	*	Dyax Corp	153,804
29,877	*	eResearch Technology, Inc	235,431
24,708	*	Exact Sciences Corp	108,715
74,983	*	Exelixis, Inc	260,191
9,638	*	Exponent, Inc	315,355
9,093	*	Franklin Covey Co	59,105
25,131	*	Furmanite Corp	99,770
17,251	*	Hill International, Inc	70,039
15,480	*	Huron Consulting Group, Inc	300,467
11,891	*	ICF International, Inc	284,552
61,103	*	Incyte Corp	676,410
10,531	*	Infinity Pharmaceuticals, Inc	62,238
54,865	*	Inovio Biomedical Corp	55,962
65,367	*	Isis Pharmaceuticals, Inc	625,562
10,331	*	Kendle International, Inc	119,013
6,645		Landauer, Inc	404,548
15,115	*	LECG Corp	39,299
137,099	*	Lexicon Pharmaceuticals, Inc	175,487
26,484	*	Luminex Corp	429,570
12,138		MAXIMUS, Inc	702,426
21,634	*	Maxygen, Inc	119,636
7,888		MedQuist, Inc	62,394
5,500	*	Michael Baker Corp	191,950
10,012	*	Mistras Group, Inc	107,329
1,214		National Research Corp	29,270
35,141	*	Navigant Consulting, Inc	364,764
22,623	*	Omnicell, Inc	264,463
149,868	*	Rentech, Inc	148,369
32,161	*	Resources Connection, Inc	437,390
36,271	*	Rigel Pharmaceuticals, Inc	261,151
37,340	*	RTI Biologics, Inc	109,406
31,213	*	Sangamo Biosciences, Inc	115,800
46,978	*	Savient Pharmaceuticals, Inc	591,923
26,838	*	Senomyx, Inc	101,716
43,487	*	Sequenom, Inc	257,008
3,264	*	SPS Commerce, Inc	37,928
9,367	*	Stanley, Inc	350,138
24,252	*,m	Symyx Technologies, Inc	121,503
9,099	*	Tejon Ranch Co	210,005
42,884	*	Tetra Tech, Inc	840,954
6,271	*	Transcend Services, Inc	84,659
2,850		VSE Corp	90,687

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	13,009,047

FABRICATED METAL PRODUCTS - 1.1%
6,405		Ameron International Corp	386,414
20,278	*	Chart Industries, Inc	315,931

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,863		CIRCOR International, Inc	$303,456
16,880	*	Commercial Vehicle Group, Inc	172,345
9,023		Dynamic Materials Corp	144,729
30,932	*	Griffon Corp	342,108
9,933		Gulf Island Fabrication, Inc	154,160
3,702	*	Hawk Corp	94,216
12,194		Insteel Industries, Inc	141,694
11,443	*	Ladish Co, Inc	259,985
6,429	*	Lifetime Brands, Inc	93,992
25,454	*	Mobile Mini, Inc	414,391
107,979		Mueller Water Products, Inc (Class A)	400,602
12,552	*	NCI Building Systems, Inc	105,060
9,244	*	North American Galvanizing & Coating, Inc	70,901
5,418	*	Park-Ohio Holdings Corp	77,965
13,402	*	Pgt, Inc	34,443
26,672		Quanex Building Products Corp	461,159
3,652	*	Shiloh Industries, Inc	30,896
37,482		Silgan Holdings, Inc	1,063,738
26,742		Simpson Manufacturing Co, Inc	656,516
43,765	*	Smith & Wesson Holding Corp	178,999
13,272		Sturm Ruger & Co, Inc	190,188
8,670		Sun Hydraulics Corp	203,398
43,444	*	Taser International, Inc	169,432
10,444	*	Trimas Corp	118,122
20,362		Watts Water Technologies, Inc (Class A)	583,575

		TOTAL FABRICATED METAL PRODUCTS	7,168,415

FOOD AND KINDRED PRODUCTS - 1.2%
15,107	*	American Italian Pasta Co	798,707
33,071		B&G Foods, Inc (Class A)	356,505
6,006	*	Boston Beer Co, Inc (Class A)	405,105
40,012	*	Central Garden and Pet Co (Class A)	358,908
2,899		Coca-Cola Bottling Co Consolidated	138,920
58,288	*	Darling International, Inc	437,743
15,198		Diamond Foods, Inc	624,638
4,703		Farmer Bros Co	70,968
6,711	*	Harbinger Group, Inc	42,145
8,511		Imperial Sugar Co	85,961
9,862		J&J Snack Foods Corp	415,190
4,882	*	John B. Sanfilippo & Son, Inc	70,643
13,437		Lancaster Colony Corp	716,998
17,974		Lance, Inc	296,391
3,394	*	Lifeway Foods, Inc	33,058
7,366	*	M&F Worldwide Corp	199,619
4,920	*	Mgp Ingredients, Inc	32,620
7,782		National Beverage Corp	95,563
8,151	*	Peet’s Coffee & Tea, Inc	320,090
15,789		Sanderson Farms, Inc	801,134
5,467	*	Seneca Foods Corp	176,365
43,526	*	Smart Balance, Inc	178,021
16,708		Tootsie Roll Industries, Inc	395,144
24,160	*	TreeHouse Foods, Inc	1,103,145

		TOTAL FOOD AND KINDRED PRODUCTS	8,153,581

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

FOOD STORES - 0.4%
830		Arden Group, Inc (Class A)	$72,932
4,784	*	Caribou Coffee Co, Inc	45,304
24,930	*	Dole Food Co, Inc	260,020
22,197	*	Great Atlantic & Pacific Tea Co, Inc	86,568
8,838		Ingles Markets, Inc (Class A)	133,012
15,434	*	Pantry, Inc	217,774
30,220		Ruddick Corp	936,518
5,170	*	Susser Holdings Corp	60,954
4,306		Village Super Market (Class A)	113,033
7,644		Weis Markets, Inc	251,564
38,294	*	Winn-Dixie Stores, Inc	369,154

		TOTAL FOOD STORES	2,546,833

FURNITURE AND FIXTURES - 0.5%
6,472	*	Astronics Corp	105,882
17,137		Ethan Allen Interiors, Inc	239,747
30,085	*	Furniture Brands International, Inc	157,044
39,574		Herman Miller, Inc	746,761
31,171		HNI Corp	860,007
7,260		Hooker Furniture Corp	77,392
22,926		Kimball International, Inc (Class B)	126,781
36,872	*	La-Z-Boy, Inc	273,959
33,361	*	Sealy Corp	89,074
37,972	*	Select Comfort Corp	332,255
53,211		Steelcase, Inc (Class A)	412,385

		TOTAL FURNITURE AND FIXTURES	3,421,287

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
22,522	*	Bell Microproducts, Inc	157,204
12,650		Haverty Furniture Cos, Inc	155,469
9,133	*	hhgregg, Inc	212,982
32,640		Knoll, Inc	433,785
73,259	*	Pier 1 Imports, Inc	469,589
5,023	*	Rex Stores Corp	80,368
20,333	*	Tuesday Morning Corp	81,129

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,590,526

GENERAL BUILDING CONTRACTORS - 0.4%
6,060	*	Avatar Holdings, Inc	116,231
52,198	*	Beazer Homes USA, Inc	189,479
6,644	*	Brookfield Homes Corp	44,781
4,549	*	Cavco Industries, Inc	160,034
36,208	*	Hovnanian Enterprises, Inc (Class A)	133,245
12,786	*	M/I Homes, Inc	123,257
16,873		McGrath RentCorp	384,367
22,166	*	Meritage Homes Corp	360,862
18,282	*	Perini Corp	301,287
30,603		Ryland Group, Inc	484,139
74,293	*	Standard-Pacific Corp	247,396

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,753	*	Team, Inc	$179,477

		TOTAL GENERAL BUILDING CONTRACTORS	2,724,555

GENERAL MERCHANDISE STORES - 0.6%
31,918	*	99 Cents Only Stores	472,386
7,560	*	Bon-Ton Stores, Inc/the	73,710
35,375		Casey’s General Stores, Inc	1,234,588
7,235	*	Conn’s, Inc	42,542
31,898		Dillard’s, Inc (Class A)	685,807
27,427		Fred’s, Inc (Class A)	303,343
16,038	*	Retail Ventures, Inc	125,417
94,029	*	Saks, Inc	713,680
18,714	*	Stein Mart, Inc	116,588

		TOTAL GENERAL MERCHANDISE STORES	3,768,061

HEALTH SERVICES - 1.9%
19,153	*	Alliance Imaging, Inc	77,378
30,376	*	Allied Healthcare International, Inc	70,472
5,681	*	Almost Family, Inc	198,437
19,841	*	Amedisys, Inc	872,409
6,259		America Service Group, Inc	107,655
10,911	*	American Dental Partners, Inc	132,132
21,820	*	Amsurg Corp	388,832
6,827	*	Assisted Living Concepts, Inc (A Shares)	202,011
16,656	*	Bio-Reference Labs, Inc	369,264
19,781	*	Continucare Corp	66,266
4,839	*	Corvel Corp	163,510
21,512	*	Cross Country Healthcare, Inc	193,393
19,097	*	CryoLife, Inc	102,933
16,972	*	eHealth, Inc	192,972
13,854	*	Emeritus Corp	225,959
9,922		Ensign Group, Inc	163,911
23,131	*	Enzo Biochem, Inc	94,143
20,083	*	Five Star Quality Care, Inc	60,651
9,516	*	Genomic Health, Inc	123,042
12,053	*	Genoptix, Inc	207,312
20,109	*	Gentiva Health Services, Inc	543,144
17,789	*	Health Grades, Inc	106,734
65,255	*	Healthsouth Corp	1,220,921
23,712	*	Healthways, Inc	282,647
45,555	*	Immunomedics, Inc	140,765
11,510	*	IPC The Hospitalist Co, Inc	288,901
27,429	*	Kindred Healthcare, Inc	352,188
12,984	*	LCA-Vision, Inc	71,931
10,862	*	LHC Group, Inc	301,421
23,161	*	Magellan Health Services, Inc	841,208
14,295	*	Medcath Corp	112,359
6,234		National Healthcare Corp	214,824
65,362	*	Nektar Therapeutics	790,880
23,386	*	Odyssey HealthCare, Inc	624,874
6,128	*	Prospect Medical Holdings, Inc	37,074
39,724	*	Psychiatric Solutions, Inc	1,299,768

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,332	*	RehabCare Group, Inc	$377,491
34,923	*	Select Medical Holdings Corp	236,778
13,713	*	Skilled Healthcare Group, Inc (Class A)	93,111
30,315	*	Sun Healthcare Group, Inc	244,945
38,719	*	Sunrise Senior Living, Inc	107,639
10,671	*	Team Health Holdings, Inc	137,869
7,795	*	US Physical Therapy, Inc	131,580
5,079	*	Virtual Radiologic Corp	87,156

		TOTAL HEALTH SERVICES	12,658,890

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.3%
64,265	*	Broadwind Energy, Inc	179,942
17,429	*	Comverge, Inc	156,164
24,292		Granite Construction, Inc	572,805
40,659		Great Lakes Dredge & Dock Corp	243,954
7,082	*	LB Foster Co (Class A)	183,565
18,119	*	Matrix Service Co	168,688
13,808	*	MYR Group, Inc	230,456
18,894	*	Orion Marine Group, Inc	268,295
11,195	*	Sterling Construction Co, Inc	144,863

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,148,732

HOLDING AND OTHER INVESTMENT OFFICES - 7.7%
27,985		Acadia Realty Trust	470,708
6,054		Agree Realty Corp	141,179
1,458		Alexander’s, Inc	441,657
36,289		American Campus Communities, Inc	990,327
22,769		American Capital Agency Corp	601,557
82,493		Anworth Mortgage Asset Corp	587,350
7,401		Apollo Commercial Real Estate Finance, Inc	121,820
28,171	*	Ashford Hospitality Trust, Inc	206,493
21,934		Associated Estates Realty Corp	284,045
79,373		BioMed Realty Trust, Inc	1,277,111
39,694		Capital Lease Funding, Inc	182,989
1,991		Capital Southwest Corp	175,029
48,539		Capstead Mortgage Corp	536,841
96,789		CBL & Associates Properties, Inc	1,204,055
37,939		Cedar Shopping Centers, Inc	228,393
5,982	*	Chatham Lodging Trust	106,898
5,343		Cherokee, Inc	91,365
29,878		Cogdell Spencer, Inc	201,975
48,683		Colonial Properties Trust	707,364
10,164		Colony Financial, Inc	171,772
62,144		Cousins Properties, Inc	418,851
9,381		CreXus Investment Corp	116,606
13,266		Danvers Bancorp, Inc	191,694
146,751		DCT Industrial Trust, Inc	663,315
107,165		DiamondRock Hospitality Co	880,896
9,462		Dynex Capital, Inc	87,334
19,051		EastGroup Properties, Inc	677,835
39,564		Education Realty Trust, Inc	238,571
32,487		Entertainment Properties Trust	1,236,780

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,721		Equity Lifestyle Properties, Inc	$854,684
24,319		Equity One, Inc	379,376
10,398	*	Excel Trust, Inc	124,776
60,800		Extra Space Storage, Inc	845,120
45,403	*	FelCor Lodging Trust, Inc	226,561
8,982	*	Financial Engines, Inc	122,155
43,986	*	First Industrial Realty Trust, Inc	212,013
25,723		First Potomac Realty Trust	369,640
48,074		Franklin Street Properties Corp	567,754
14,437		Getty Realty Corp	323,533
14,623		Gladstone Capital Corp	158,075
7,096		Gladstone Commercial Corp	115,949
47,914		Glimcher Realty Trust	286,526
20,839	*	Harris & Harris Group, Inc	85,232
25,327		Hatteras Financial Corp	704,597
43,278		Healthcare Realty Trust, Inc	950,818
78,582		Hersha Hospitality Trust	355,191
13,240	*	HFF, Inc (Class A)	93,607
49,742		Highwoods Properties, Inc	1,380,837
27,553	*	Hilltop Holdings, Inc	275,806
27,451		Home Properties, Inc	1,237,216
51,691		Inland Real Estate Corp	409,393
17,977		Invesco Mortgage Capital, Inc	359,720
52,163		Investors Real Estate Trust	460,599
13,417	*	Ironwood Pharmaceuticals, Inc	159,931
49,692		iShares Russell 2000 Index Fund	3,035,186
65,060	*	iStar Financial, Inc	290,168
41,415	*	Jamba, Inc	88,214
36,549		Kilroy Realty Corp	1,086,602
37,615		Kite Realty Group Trust	157,231
48,794		LaSalle Hotel Properties	1,003,693
69,645		Lexington Corporate Properties Trust	418,566
16,634		LTC Properties, Inc	403,707
33,379	*	Maguire Properties, Inc	97,800
8,597		Main Street Capital Corp	128,353
77,746		Medical Properties Trust, Inc	733,922
194,636		MFA Mortgage Investments, Inc	1,440,305
20,919		Mid-America Apartment Communities, Inc	1,076,701
12,708		Mission West Properties, Inc	86,669
18,303		Monmouth Real Estate Investment Corp (Class A)	135,259
16,871		MVC Capital, Inc	217,973
16,967		National Health Investors, Inc	654,248
57,863		National Retail Properties, Inc	1,240,582
43,135	*	Newcastle Investment Corp	115,602
52,295		NorthStar Realty Finance Corp	139,628
64,580		Omega Healthcare Investors, Inc	1,287,078
5,846		One Liberty Properties, Inc	87,164
14,629		Parkway Properties, Inc	213,145
12,810	*	Pebblebrook Hotel Trust	241,469
38,437		Pennsylvania Real Estate Investment Trust	469,700
11,640	*	Pennymac Mortgage Investment Trust	185,076
33,828		Post Properties, Inc	768,910

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,750		Potlatch Corp	$991,508
47,024		Prospect Capital Corp	453,782
12,858		PS Business Parks, Inc	717,219
56,561	*	RAIT Investment Trust	105,769
26,335		Ramco-Gershenson Properties	265,984
54,118		Redwood Trust, Inc	792,288
30,479		Resource Capital Corp	173,121
4,395		Saul Centers, Inc	178,569
19,429		Sovran Self Storage, Inc	668,940
8,195	*	SRS Labs, Inc	74,984
33,070		Starwood Property Trust, Inc	560,537
97,653	*	Strategic Hotels & Resorts, Inc	428,697
12,988		Sun Communities, Inc	337,168
68,426	*	Sunstone Hotel Investors, Inc	679,470
28,118		Tanger Factory Outlet Centers, Inc	1,163,523
5,970	*	Terreno Realty Corp	105,729
15,093		Two Harbors Investment Corp	124,517
6,835		UMH Properties, Inc	68,828
7,858		Universal Health Realty Income Trust	252,478
14,216		Urstadt Biddle Properties, Inc (Class A)	229,304
64,882		U-Store-It Trust	484,020
84,992	*	Vantage Drilling Co	114,739
3,522	*	Virtus Investment Partners, Inc	65,932
17,531		Walter Investment Management Corp	286,632
42,201		Washington Real Estate Investment Trust	1,164,326
12,443		Winthrop Realty Trust	159,395

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	50,750,329

HOTELS AND OTHER LODGING PLACES - 0.5%
17,590		Ameristar Casinos, Inc	264,905
9,924	*	Bluegreen Corp	29,871
37,471	*	Boyd Gaming Corp	318,129
5,120	*	Chesapeake Lodging Trust	80,998
17,715	*	Empire Resorts, Inc	28,875
24,683	*	Gaylord Entertainment Co	545,248
11,112	*	Isle of Capri Casinos, Inc	102,897
14,125		Marcus Corp	133,623
6,008	*	Monarch Casino & Resort, Inc	60,861
15,521	*	Morgans Hotel Group Co	95,609
63,037	*	Orient-Express Hotels Ltd (Class A)	466,474
9,442	*	Outdoor Channel Holdings, Inc	44,094
9,856	*	Red Lion Hotels Corp	58,840
25,183	*	Vail Resorts, Inc	879,140

		TOTAL HOTELS AND OTHER LODGING PLACES	3,109,564

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.4%
27,098	*	3PAR, Inc	252,282
8,593		Aaon, Inc	200,303
47,047		Actuant Corp (Class A)	885,895
4,488		Alamo Group, Inc	97,390
24,794	*	Allis-Chalmers Energy, Inc	51,076
19,059	*	Altra Holdings, Inc	248,148

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,930		Ampco-Pittsburgh Corp	$123,522
5,354	*	Argan, Inc	55,842
13,722	*	Astec Industries, Inc	380,511
72,436	*	Axcelis Technologies, Inc	112,276
12,192		Black Box Corp	340,035
33,242	*	Blount International, Inc	341,395
34,897		Briggs & Stratton Corp	593,947
45,161	*	Brooks Automation, Inc	349,095
6,220		Cascade Corp	221,494
46,036	*	Cirrus Logic, Inc	727,829
16,714	*	Colfax Corp	173,993
13,060	*	Columbus McKinnon Corp	182,448
23,938	*	Cray, Inc	133,574
31,857		Curtiss-Wright Corp	925,127
20,791	*	Cymer, Inc	624,562
7,960	*	Douglas Dynamics, Inc	91,540
23,595	*	Dril-Quip, Inc	1,038,652
56,340	*	Emulex Corp	517,201
42,390	*	Ener1, Inc	143,278
14,263	*	EnPro Industries, Inc	401,503
91,711	*	Entegris, Inc	364,093
60,049	*	Extreme Networks, Inc	162,132
31,442	*	Flow International Corp	74,203
27,492	*	Fortinet, Inc	451,968
12,073	*	Fuel Tech, Inc	76,301
8,466		Gorman-Rupp Co	212,073
6,839		Graham Corp	102,517
19,470	*	Immersion Corp	98,518
38,552	*	Intermec, Inc	395,158
15,457	*	Intevac, Inc	164,926
18,878	*	Isilon Systems, Inc	242,394
19,727		John Bean Technologies Corp	300,837
9,116	*	Kadant, Inc	158,801
23,264		Kaydon Corp	764,455
48,842	*	Kulicke & Soffa Industries, Inc	342,871
8,923		Lindsay Manufacturing Co	282,770
20,789		Lufkin Industries, Inc	810,563
3,746	*	Meru Networks, Inc	44,428
11,680		Met-Pro Corp	125,677
11,487	*	Middleby Corp	610,994
32,672	*	Modine Manufacturing Co	250,921
4,015		Nacco Industries, Inc (Class A)	356,371
8,286	*	Natural Gas Services Group, Inc	125,367
35,404	*	Netezza Corp	484,327
24,457	*	Netgear, Inc	436,313
25,119	*	Network Engines, Inc	68,072
23,709		Nordson Corp	1,329,602
1,883		Omega Flex, Inc	27,454
118,907	*,m	Palm, Inc	676,581
10,241	*	PMFG, Inc	155,151
13,686		Primoris Services Corp	86,222
24,194	*	Pure Bioscience	57,824

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

150,556	*	Quantum Corp	$283,045
21,309	*	Rackable Systems, Inc	150,868
15,096	*	RBC Bearings, Inc	437,633
6,469	*	Rimage Corp	102,404
43,795	*	Riverbed Technology, Inc	1,209,618
18,656		Robbins & Myers, Inc	405,581
14,230	*	Safeguard Scientifics, Inc	150,269
8,023	*	Sauer-Danfoss, Inc	98,041
18,653	*	Scansource, Inc	465,019
45,186	*	Scientific Games Corp (Class A)	415,711
21,346	*	Sigma Designs, Inc	213,673
9,014		Standex International Corp	228,505
28,293	*	STEC, Inc	355,360
16,949	*	Super Micro Computer, Inc	228,812
9,178	*	T-3 Energy Services, Inc	256,066
13,248	*	Tecumseh Products Co (Class A)	147,318
13,115		Tennant Co	443,549
6,012	*	Thermadyne Holdings Corp	64,990
5,911		Twin Disc, Inc	67,149
16,626	*	Ultratech, Inc	270,505
59,370	*	VeriFone Holdings, Inc	1,123,874
19,333		Watsco, Inc	1,119,767
42,330		Woodward Governor Co	1,080,685
20,943	*	Xyratex Ltd	296,343

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	28,667,587

INSTRUMENTS AND RELATED PRODUCTS - 5.9%
15,348	*	Abaxis, Inc	328,908
22,483	*	Abiomed, Inc	217,635
35,537	*	Accuray, Inc	235,610
49,496	*	Affymetrix, Inc	292,026
9,433	*	AGA Medical Holdings, Inc	119,705
41,148	*	Align Technology, Inc	611,871
35,234	*	Alphatec Holdings, Inc	163,486
51,365	*	American Medical Systems Holdings, Inc	1,136,193
6,249		American Science & Engineering, Inc	476,236
8,954		Analogic Corp	407,497
10,211	*	Anaren, Inc	152,552
17,184	*	Angiodynamics, Inc	253,464
47,859	*	Antares Pharma, Inc	84,232
53,824	*	Applied Energetics, Inc	55,439
9,478	*	Argon ST, Inc	325,001
18,727	*	Arthrocare Corp	573,983
1,157		Atrion Corp	156,253
37,363	*	ATS Medical, Inc	148,331
10,400		Badger Meter, Inc	402,376
50,469	*	Bruker BioSciences Corp	613,703
31,189	*	Caliper Life Sciences, Inc	133,177
8,922		Cantel Medical Corp	148,997
16,746	*	CardioNet, Inc	91,768
41,279	*	Cepheid, Inc	661,290
27,086	*	Cerus Corp	85,592

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,204	*	Clarient, Inc	$117,668
15,763	*	Coherent, Inc	540,671
16,358		Cohu, Inc	198,423
20,285	*	Conmed Corp	377,910
9,357	*	Cutera, Inc	86,178
19,296	*	Cyberonics, Inc	456,929
6,636	*	Cynosure, Inc (Class A)	71,470
25,923	*	Delcath Systems, Inc	164,352
36,453	*	Depomed, Inc	102,068
39,791	*	DexCom, Inc	459,984
12,245	*	Dionex Corp	911,763
5,655	*	DXP Enterprises, Inc	88,501
187,174	*	Eastman Kodak Co	812,335
15,915	*	Electro-Optical Sciences, Inc	118,408
33,765	*	Endologix, Inc	152,955
18,376		ESCO Technologies, Inc	473,182
20,655	*	Esterline Technologies Corp	980,079
57,718	*	ev3, Inc	1,293,459
5,762	*	Exactech, Inc	98,415
11,856	*	FARO Technologies, Inc	221,826
26,375	*	FEI Co	519,851
34,650	*	Formfactor, Inc	374,220
17,449	*	Haemonetics Corp	933,870
18,199	*	Hanger Orthopedic Group, Inc	326,854
31,638	*	HealthTronics, Inc	152,812
9,375	*	Herley Industries, Inc	133,688
8,518	*	ICU Medical, Inc	274,024
8,412	*	ICx Technologies, Inc	61,408
17,433	*	II-VI, Inc	516,540
26,345	*	Insulet Corp	396,492
14,608	*	Integra LifeSciences Holdings Corp	540,496
20,203		Invacare Corp	419,010
89,475	*	ION Geophysical Corp	311,373
11,665	*	IRIS International, Inc	118,283
22,706	*	Ixia	195,045
7,795		Keithley Instruments, Inc	68,830
5,687	*	Kensey Nash Corp	134,839
45,662	*	Kopin Corp	154,794
10,410	*	KVH Industries, Inc	129,292
53,040	*	L-1 Identity Solutions, Inc	434,398
8,926	*	LaBarge, Inc	101,846
101,967	*	LTX-Credence Corp	288,567
11,608	*	Lydall, Inc	88,685
17,740	*	MAKO Surgical Corp	220,863
36,056		Masimo Corp	858,493
10,046	*	Measurement Specialties, Inc	137,630
9,843	*	Medical Action Industries, Inc	118,018
19,574	*	Merit Medical Systems, Inc	314,554
11,511	*	Micrus Endovascular Corp	239,314
18,428		Mine Safety Appliances Co	456,646
34,284	*	MKS Instruments, Inc	641,796
10,927	*	Movado Group, Inc	116,700

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,361		MTS Systems Corp	$329,469
12,379	*	Nanometrics, Inc	124,904
19,991	*	Natus Medical, Inc	325,653
15,662	*	Neogen Corp	407,995
25,947	*	Newport Corp	235,080
27,170	*	NuVasive, Inc	963,448
17,082	*	NxStage Medical, Inc	253,497
12,230	*	Orthofix International NV	391,972
46,172	*	Orthovita, Inc	93,729
2,832	*	OYO Geospace Corp	137,295
12,853	*	Palomar Medical Technologies, Inc	143,825
7,336	*	Rochester Medical Corp	69,325
22,330	*	Rofin-Sinar Technologies, Inc	464,911
21,660	*	Rudolph Technologies, Inc	163,533
11,518	*,m	SenoRx, Inc	126,468
23,211	*	Sirona Dental Systems, Inc	808,671
40,435	*	Solta Medical, Inc	76,827
8,300	*	Somanetics Corp	207,085
17,722	*	Sonic Solutions, Inc	147,979
10,340	*	SonoSite, Inc	280,317
23,021	*	Spectranetics Corp	119,249
24,194	*	Staar Surgical Co	138,390
65,577	*	Star Scientific, Inc	107,546
20,739	*	Stereotaxis, Inc	68,646
41,159		STERIS Corp	1,279,221
24,967	*	Symmetry Medical, Inc	263,152
24,689	*	Syneron Medical Ltd	253,803
7,786	*	Synovis Life Technologies, Inc	118,970
25,158	*	Teledyne Technologies, Inc	970,596
33,654	*	Unilife Corp	195,866
11,607	*	Vascular Solutions, Inc	145,088
28,330	*	Veeco Instruments, Inc	971,151
10,030	*	Vital Images, Inc	127,883
56,463	*	Vivus, Inc	542,045
34,930	*	Volcano Corp	762,173
26,175	*	Wright Medical Group, Inc	434,767
23,186	*	X-Rite, Inc	85,556
3,917		Young Innovations, Inc	110,264
14,899	*	Zoll Medical Corp	403,763
12,155	*	Zygo Corp	98,577

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	38,329,821

INSURANCE AGENTS, BROKERS AND SERVICE - 0.1%
16,565	*	Crawford & Co (Class B)	52,345
5,103		Life Partners Holdings, Inc	104,407
29,462	*	National Financial Partners Corp	287,845

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	444,597

INSURANCE CARRIERS - 3.9%
202,709	*	Ambac Financial Group, Inc	135,815
40,946		American Equity Investment Life Holding Co	422,563
5,462		American Physicians Capital, Inc	168,503

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,369		American Physicians Service Group, Inc	$106,822
6,972	*	American Safety Insurance Holdings Ltd	109,600
35,927	*	AMERIGROUP Corp	1,166,909
13,834	*	Amerisafe, Inc	242,787
15,335		Amtrust Financial Services, Inc	184,633
21,575		Argo Group International Holdings Ltd	659,979
5,597		Baldwin & Lyons, Inc (Class B)	117,593
25,941	*	Catalyst Health Solutions, Inc	894,965
34,076	*	Centene Corp	732,634
25,130	*	Citizens, Inc (Class A)	167,366
11,362	*	CNA Surety Corp	182,587
154,354	*	Conseco, Inc	764,052
33,018		Delphi Financial Group, Inc (Class A)	805,969
7,747		Donegal Group, Inc (Class A)	95,211
3,273		EMC Insurance Group, Inc	71,777
30,183		Employers Holdings, Inc	444,596
4,819	*	Enstar Group Ltd	320,174
9,327		FBL Financial Group, Inc (Class A)	195,867
69,686		First American Financial Corp	883,618
9,932		First Mercury Financial Corp	105,081
36,184		Flagstone Reinsurance Holdings Ltd	391,511
6,795	*	Fpic Insurance Group, Inc	174,292
19,769	*	Greenlight Capital Re Ltd (Class A)	497,981
8,046	*	Hallmark Financial Services	80,058
8,066		Harleysville Group, Inc	250,288
40,243	*	Healthspring, Inc	624,169
27,252		Horace Mann Educators Corp	416,956
9,791		Infinity Property & Casualty Corp	452,148
2,858		Kansas City Life Insurance Co	84,511
34,141		Maiden Holdings Ltd	224,306
66,909		Max Capital Group Ltd	1,256,551
39,405		Meadowbrook Insurance Group, Inc	340,065
27,780	*	Metropolitan Health Networks, Inc	103,619
139,275	*	MGIC Investment Corp	959,605
9,060	*	Molina Healthcare, Inc	260,928
49,339		Montpelier Re Holdings Ltd	736,631
4,565		National Interstate Corp	90,478
1,616		National Western Life Insurance Co (Class A)	246,860
9,012	*	Navigators Group, Inc	370,664
14,482	*	Neostem, Inc	26,502
3,286		NYMAGIC, Inc	63,387
80,596	*	Phoenix Cos, Inc	170,058
31,839		Platinum Underwriters Holdings Ltd	1,155,437
21,765	*	PMA Capital Corp (Class A)	142,561
99,788	*	PMI Group, Inc	288,387
14,232		Presidential Life Corp	129,511
16,724	*	Primerica, Inc	358,563
12,319	*	Primus Guaranty Ltd	45,457
22,581	*	ProAssurance Corp	1,281,698
92,386		Radian Group, Inc	668,875
12,742		RLI Corp	669,082
8,771		Safety Insurance Group, Inc	324,702

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,303		SeaBright Insurance Holdings, Inc	$145,072
36,830		Selective Insurance Group, Inc	547,294
10,009		State Auto Financial Corp	155,240
11,598		Stewart Information Services Corp	104,614
28,871		Tower Group, Inc	621,593
14,077	*	Triple-S Management Corp (Class B)	261,128
19,147	*	United America Indemnity Ltd (Class A)	140,922
15,920		United Fire & Casualty Co	315,534
22,225	*	Universal American Financial Corp	320,040
9,171		Universal Insurance Holdings, Inc	38,335
29,457	*	WellCare Health Plans, Inc	699,309

		TOTAL INSURANCE CARRIERS	25,214,023

JUSTICE, PUBLIC ORDER AND SAFETY - 0.1%
34,193	*	Geo Group, Inc	709,505

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	709,505

LEATHER AND LEATHER PRODUCTS - 0.6%
59,592	*	CROCS, Inc	630,483
16,771	*	Genesco, Inc	441,245
50,156	*	Iconix Brand Group, Inc	720,742
5,854		RG Barry Corp	64,570
16,531	*	Steven Madden Ltd	521,057
28,829	*	Timberland Co (Class A)	465,588
4,821		Weyco Group, Inc	109,822
34,440		Wolverine World Wide, Inc	868,577

		TOTAL LEATHER AND LEATHER PRODUCTS	3,822,084

LEGAL SERVICES - 0.0%
5,216	*	Pre-Paid Legal Services, Inc	237,276

		TOTAL LEGAL SERVICES	237,276

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
13,220	*	Rural	107,611

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	107,611

LUMBER AND WOOD PRODUCTS - 0.2%
6,959		American Woodmark Corp	118,999
7,456		Deltic Timber Corp	311,661
88,534	*	Louisiana-Pacific Corp	592,292
4,666		Skyline Corp	84,035
13,456		Universal Forest Products, Inc	407,851

		TOTAL LUMBER AND WOOD PRODUCTS	1,514,838

METAL MINING - 1.1%
44,037	*	Allied Nevada Gold Corp	866,648
33,481	*	Capital Gold Corp	133,924
61,166	*	Coeur d’Alene Mines Corp	965,200
179,170	*	Golden Star Resources Ltd	784,765
167,996	*	Hecla Mining Co	876,939
58,420	*	Jaguar Mining, Inc	515,849

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

54,260	*	Patriot Coal Corp	$637,555
36,540	*	Rosetta Resources, Inc	723,857
30,873	*	Stillwater Mining Co	358,744
97,077	*	Thompson Creek Metals Co, Inc	842,628
18,618	*	US Energy Corp Wyoming	88,436
61,944	*	US Gold Corp	310,339

		TOTAL METAL MINING	7,104,884

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.3%
4,053		Blyth, Inc	138,086
44,805		Callaway Golf Co	270,622
23,485		Daktronics, Inc	176,138
19,368	*	Jakks Pacific, Inc	278,512
3,029	*	Johnson Outdoors, Inc	34,076
23,550	*	Leapfrog Enterprises, Inc	94,671
6,663	*	Marine Products Corp	37,713
3,573		Oil-Dri Corp of America	82,000
15,412	*	RC2 Corp	248,287
8,702	*	Russ Berrie & Co, Inc	61,175
38,425	*	Shuffle Master, Inc	307,785
4,574	*	Steinway Musical Instruments, Inc	81,371
6,482	*	Summer Infant, Inc	42,457

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,852,893

MISCELLANEOUS RETAIL - 1.7%
18,563	*	1-800-FLOWERS.COM, Inc (Class A)	38,240
26,792		Barnes & Noble, Inc	345,617
15,138		Big 5 Sporting Goods Corp	198,913
8,977	*	Blue Nile, Inc	422,637
4,668		Books-A-Million, Inc	28,101
36,600	*	Borders Group, Inc	48,678
11,117	*	Build-A-Bear Workshop, Inc	75,373
27,746	*	Cabela’s, Inc	392,328
20,520		Cash America International, Inc	703,220
40,227	*	CKX, Inc	200,733
41,191	*	Coldwater Creek, Inc	138,402
63,815	*	Drugstore.Com	196,550
32,065	*	Ezcorp, Inc (Class A)	594,806
11,190		Gaiam, Inc (Class A)	67,923
43,148	*	GSI Commerce, Inc	1,242,662
20,009	*	Hibbett Sports, Inc	479,416
26,963	*	HSN, Inc	647,112
18,682	*	Jo-Ann Stores, Inc	700,762
10,912	*	Kirkland’s, Inc	184,140
21,826		Nutri/System, Inc	500,688
58,249	*	OfficeMax, Inc	760,732
10,195	*	Overstock.com, Inc	184,224
6,280	*	PC Connection, Inc	38,057
11,012		Pricesmart, Inc	255,809
387,541	*	Rite Aid Corp	379,790
18,660	*	Shutterfly, Inc	447,094
7,869	*	Stamps.com, Inc	80,657

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,481		Systemax, Inc	$112,739
11,077	*	Vitamin Shoppe, Inc	284,125
1,668		Winmark Corp	55,828
41,371		World Fuel Services Corp	1,073,164
14,639	*	Zumiez, Inc	235,834

		TOTAL MISCELLANEOUS RETAIL	11,114,354

MOTION PICTURES - 0.3%
10,184	*	Ascent Media Corp (Series A)	257,248
19,458	*	Avid Technology, Inc	247,700
7,404	*	Carmike Cinemas, Inc	44,868
39,560		Cinemark Holdings, Inc	520,214
47,201	*	Lions Gate Entertainment Corp	329,463
29,980		National CineMedia, Inc	499,467
6,381	*	Rentrak Corp	155,250

		TOTAL MOTION PICTURES	2,054,210

NONDEPOSITORY INSTITUTIONS - 1.4%
38,187		Advance America Cash Advance Centers, Inc	157,712
235,991	*	American Capital Ltd	1,137,477
134,665		Apollo Investment Corp	1,256,424
7,317		Asta Funding, Inc	72,219
39,445		BlackRock Kelso Capital Corp	389,322
48,751	*	Boise, Inc	267,643
1,240		California First National Bancorp	15,302
10,690		CompuCredit Corp	42,332
4,497	*	Credit Acceptance Corp	219,319
10,945		Cypress Sharpridge Investments, Inc	138,564
12,703	*	Doral Financial Corp	30,995
9,923	*	Encore Capital Group, Inc	204,513
2,745	*	ePlus, Inc	48,038
6,438		Federal Agricultural Mortgage Corp (Class C)	90,325
20,933	*	First Cash Financial Services, Inc	456,339
39,949	*	First Marblehead Corp	93,880
15,002		Gladstone Investment Corp	87,462
5,157		Golub Capital BDC, Inc	74,364
61,628	*	Heckmann Corp	285,954
25,449		Hercules Technology Growth Capital, Inc	234,385
52,100		MCG Capital Corp	251,643
10,253		Medallion Financial Corp	67,670
18,335		Nelnet, Inc (Class A)	353,499
19,102	*	NewStar Financial, Inc	121,489
14,926		NGP Capital Resources Co	107,019
29,047		NRDC Acquisition Corp	280,304
51,593	*	Ocwen Financial Corp	525,733
22,057		PennantPark Investment Corp	210,644
38,414	*	PHH Corp	731,403
10,140	*	Rodman & Renshaw Capital Group, Inc	29,000
3,999		Solar Capital Ltd	77,021
2,728		Student Loan Corp	65,690
6,254	*	THL Credit, Inc	71,921
18,648		TICC Capital Corp	156,643

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,620		Triangle Capital Corp	$108,356
11,546	*	World Acceptance Corp	442,327

		TOTAL NONDEPOSITORY INSTITUTIONS	8,902,931

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
16,548		AMCOL International Corp	388,878
46,770	*	General Moly, Inc	144,052
1,796	*	United States Lime & Minerals, Inc	69,182

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	602,112

OIL AND GAS EXTRACTION - 3.1%
46,693	*	Abraxas Petroleum Corp	130,740
6,347		APCO Argentina, Inc	149,218
9,015	*	Approach Resources, Inc	62,023
27,404	*	Arena Resources, Inc	874,187
30,904	*	ATP Oil & Gas Corp	327,273
16,125	*	Basic Energy Services, Inc	124,163
35,425		Berry Petroleum Co (Class A)	911,130
29,847	*	Bill Barrett Corp	918,391
56,970	*	Boots & Coots, Inc	168,062
81,280	*	Brigham Exploration Co	1,250,085
65,416	*	Cal Dive International, Inc	382,684
19,962	*	Callon Petroleum Co	125,761
21,963	*	Carrizo Oil & Gas, Inc	341,085
39,624	*	Cheniere Energy, Inc	111,740
4,082	*	Clayton Williams Energy, Inc	171,934
54,001	*	Complete Production Services, Inc	772,214
8,624	*	Contango Oil & Gas Co	385,924
5,463	*	Dawson Geophysical Co	116,198
128,618	*	Delta Petroleum Corp	110,611
98,068	*	Endeavour International Corp	103,952
20,094	*	Energy Partners Ltd	245,348
28,517	*	Energy Recovery, Inc	114,068
35,161	*	Energy XXI Bermuda Ltd	554,841
10,276	*	Evolution Petroleum Corp	51,483
32,775	*	FX Energy, Inc	118,646
30,341	*	Gastar Exploration Ltd	109,531
9,036	*	Georesources, Inc	125,871
5,195	*	Global Geophysical Services, Inc	36,209
70,431	*	Global Industries Ltd	316,235
21,290	*	GMX Resources, Inc	138,172
16,963	*	Goodrich Petroleum Corp	203,556
18,801	*	Gulfport Energy Corp	222,980
2,622	*	Hallador Petroleum Co	23,467
23,027	*	Harvest Natural Resources, Inc	169,709
72,488	*	Helix Energy Solutions Group, Inc	780,696
78,996	*	Hercules Offshore, Inc	191,960
12,547		Houston American Energy Corp	123,713
797	*	Isramco, Inc	37,602
6,756		Kayne Anderson Energy Development Co	102,489
87,071	*	Key Energy Services, Inc	799,312
82,822	*	Kodiak Oil & Gas Corp	264,202

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,496	*	Magnum Hunter Resources Corp	$146,043
57,860	*	McMoRan Exploration Co	642,825
11,932	*	Miller Petroleum, Inc	68,728
62,979	*	Newpark Resources, Inc	381,023
30,671	*	Northern Oil And Gas, Inc	393,816
33,185	*	Pacific Asia Petroleum, Inc	123,780
4,887		Panhandle Oil and Gas, Inc (Class A)	129,163
81,465	*	Parker Drilling Co	321,787
31,572		Penn Virginia Corp	634,913
13,793	*	Petroleum Development Corp	353,377
38,333	*	Petroquest Energy, Inc	259,131
37,540	*	Pioneer Drilling Co	212,852
12,651	*	PowerSecure International, Inc	114,998
38,637	*	RAM Energy Resources, Inc	79,979
26,373	*	Resolute Energy Corp	322,806
22,415	*	Rex Energy Corp	226,392
19,289		RPC, Inc	263,295
7,064	*	Seahawk Drilling, Inc	68,662
29,210	*	Stone Energy Corp	325,984
15,789	*	Superior Well Services, Inc	263,992
26,290	*	Swift Energy Co	707,464
48,021	*	Syntroleum Corp	78,754
20,993	*	Tesco Corp	257,794
52,840	*	Tetra Technologies, Inc	479,787
102,312	*	TransAtlantic Petroleum Ltd	324,329
9,594	*	Union Drilling, Inc	52,863
39,629		Vaalco Energy, Inc	221,922
13,710	*	Venoco, Inc	225,804
24,299		W&T Offshore, Inc	229,869
52,122	*	Warren Resources, Inc	151,154
27,890	*	Willbros Group, Inc	206,386

		TOTAL OIL AND GAS EXTRACTION	20,537,137

PAPER AND ALLIED PRODUCTS - 0.6%
27,873	*	Buckeye Technologies, Inc	277,336
5,690	*	Cellu Tissue Holdings, Inc	44,211
38,206	*	Cenveo, Inc	209,369
32,356		Glatfelter	351,063
77,897	*	Graphic Packaging Holding Co	245,376
26,566	*	Kapstone Paper and Packaging Corp	295,945
10,225		Neenah Paper, Inc	187,118
27,053		Rock-Tenn Co (Class A)	1,343,722
12,753		Schweitzer-Mauduit International, Inc	643,389
10,317	*	Verso Paper Corp	23,832
31,670	*	Wausau Paper Corp	214,406

		TOTAL PAPER AND ALLIED PRODUCTS	3,835,767

PERSONAL SERVICES - 0.5%
22,169	*	Coinstar, Inc	952,601
3,697		CPI Corp	82,887
12,888		G & K Services, Inc (Class A)	266,137
8,118		Mac-Gray Corp	90,435

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

39,880		Regis Corp	$620,932
66,034	*	Sally Beauty Holdings, Inc	541,479
10,396	*	Steiner Leisure Ltd	399,622
10,113		Unifirst Corp	445,174

		TOTAL PERSONAL SERVICES	3,399,267

PETROLEUM AND COAL PRODUCTS - 0.2%
5,952		Alon USA Energy, Inc	37,855
34,941	*	American Oil & Gas, Inc	219,429
21,065	*	CVR Energy, Inc	158,409
8,997		Delek US Holdings, Inc	65,678
10,870	*	Green Plains Renewable Energy, Inc	111,091
43,250	*	Headwaters, Inc	122,830
7,738		Quaker Chemical Corp	209,622
11,852		WD-40 Co	395,858
35,615	*	Western Refining, Inc	179,143

		TOTAL PETROLEUM AND COAL PRODUCTS	1,499,915

PRIMARY METAL INDUSTRIES - 1.0%
32,483		Belden CDT, Inc	714,625
14,489	*	Brush Engineered Materials, Inc	289,490
44,297	*	Century Aluminum Co	391,143
5,466	*	Coleman Cable, Inc	30,828
12,857		Encore Wire Corp	233,869
21,028	*	Gibraltar Industries, Inc	212,383
42,594	*	Globe Specialty Metals, Inc	439,996
8,236		Haynes International, Inc	253,916
31,201	*	Horsehead Holding Corp	235,880
20,987		Matthews International Corp (Class A)	614,499
26,055	*	Metalico, Inc	103,699
26,085		Mueller Industries, Inc	641,690
7,950	*	Noranda Aluminium Holding Corp	51,119
6,402	*	Northwest Pipe Co	121,638
6,333		Olympic Steel, Inc	145,469
20,898	*	RTI International Metals, Inc	503,851
14,455		Texas Industries, Inc	427,001
17,031		Tredegar Corp	277,946
4,713	*	Universal Stainless & Alloy	75,361
42,127	*	Uranium Energy Corp	99,420
41,562		Worthington Industries, Inc	534,487

		TOTAL PRIMARY METAL INDUSTRIES	6,398,310

PRINTING AND PUBLISHING - 1.0%
38,041	*	ACCO Brands Corp	189,825
12,409	*	AH Belo Corp (Class A)	82,396
27,613		American Greetings Corp (Class A)	518,020
63,658	*	Belo (A.H.) Corp (Class A)	362,214
27,884		Bowne & Co, Inc	312,858
11,450	*	Cambium Learning Group, Inc	41,220
6,567	*	Consolidated Graphics, Inc	283,957
7,839		Courier Corp	95,714
5,065		CSS Industries, Inc	83,573

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,758	*	Dex One Corp	$660,402
20,852	*	Dolan Media Co	231,874
17,979		Ennis, Inc	269,865
21,975	*	EW Scripps Co (Class A)	163,274
27,038		Harte-Hanks, Inc	282,547
28,618	*	Journal Communications, Inc (Class A)	113,613
29,684	*	Lee Enterprises, Inc	76,288
18,198	*	Martha Stewart Living Omnimedia, Inc (Class A)	89,534
40,263	*	McClatchy Co (Class A)	146,557
15,318	*	Media General, Inc (Class A)	149,504
6,899		Multi-Color Corp	70,646
14,583	*	Playboy Enterprises, Inc (Class B)	61,249
19,130	*	Presstek, Inc	67,529
11,346		Primedia, Inc	33,244
8,132		Schawk, Inc (Class A)	121,573
21,182		Scholastic Corp	510,910
11,932		Standard Register Co	37,466
7,980	*	SuperMedia, Inc	145,954
34,469	*	Valassis Communications, Inc	1,093,357

		TOTAL PRINTING AND PUBLISHING	6,295,163

RAILROAD TRANSPORTATION - 0.2%
26,866	*	Genesee & Wyoming, Inc (Class A)	1,002,370
16,002	*	RailAmerica, Inc	158,740

		TOTAL RAILROAD TRANSPORTATION	1,161,110

REAL ESTATE - 0.4%
4,034		Consolidated-Tomoka Land Co	114,969
28,466		DuPont Fabros Technology, Inc	699,124
25,387	*	Forestar Real Estate Group, Inc	455,950
14,796		Government Properties Income Trust	377,594
14,408	*	Kennedy-Wilson Holdings, Inc	145,521
13,544	*	LoopNet, Inc	166,998
56,572		Stewart Enterprises, Inc (Class A)	306,055
23,062		Thomas Properties Group, Inc	76,335

		TOTAL REAL ESTATE	2,342,546

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.9%
20,128		A. Schulman, Inc	381,627
3,540	*	AEP Industries, Inc	84,535
42,548		Cooper Tire & Rubber Co	829,686
9,071	*	Deckers Outdoor Corp	1,295,973
11,917	*	Graham Packaging Co, Inc	142,646
3,272		Lacrosse Footwear, Inc	55,100
18,590	*	Metabolix, Inc	266,023
24,038	*	Skechers U.S.A., Inc (Class A)	877,868
22,068	*	Spartech Corp	226,197
19,712	*	STR Holdings, Inc	370,586
24,079		Titan International, Inc	240,068
10,920	*	Trex Co, Inc	219,383
23,095		West Pharmaceutical Services, Inc	842,737

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	5,832,429

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 1.2%
19,669		Artio Global Investors, Inc	$309,590
54,009	*	Broadpoint Securities Group, Inc	137,723
13,527		Calamos Asset Management, Inc (Class A)	125,531
12,129		Cohen & Steers, Inc	251,555
25,083	*	Cowen Group, Inc	102,840
1,675		Diamond Hill Investment Group, Inc	94,956
17,281		Duff & Phelps Corp	218,259
9,136		Epoch Holding Corp	112,099
10,865		Evercore Partners, Inc (Class A)	253,698
36,547	*	FBR Capital Markets Corp	121,702
31,451		Fifth Street Finance Corp	346,905
4,698		Friedman Billings Ramsey Group, Inc (Class A)	88,463
4,821		GAMCO Investors, Inc (Class A)	179,341
46,089		GFI Group, Inc	257,177
8,841	*	International Assets Holding Corp	141,456
30,252	*	Investment Technology Group, Inc	485,847
9,881		JMP Group, Inc	61,163
24,644	*	KBW, Inc	528,367
65,641	*	Knight Capital Group, Inc (Class A)	905,188
25,868	*	LaBranche & Co, Inc	110,715
63,239	*	Ladenburg Thalmann Financial Services, Inc	79,049
19,859		MarketAxess Holdings, Inc	273,856
60,089	*	MF Global Holdings Ltd	343,108
6,813		Oppenheimer Holdings, Inc	163,171
30,125	*	optionsXpress Holdings, Inc	474,168
14,152	*	Penson Worldwide, Inc	79,817
11,971	*	Piper Jaffray Cos	385,706
5,497		Pzena Investment Management, Inc (Class A)	35,016
14,494		Sanders Morris Harris Group, Inc	80,442
21,565	*	Stifel Financial Corp	935,704
18,863		SWS Group, Inc	179,199
15,681	*,m	Thomas Weisel Partners Group, Inc	92,361
883		Value Line, Inc	16,018
4,286		Westwood Holdings Group, Inc	150,653

		TOTAL SECURITY AND COMMODITY BROKERS	8,120,843

SOCIAL SERVICES - 0.1%
17,855	*	Capital Senior Living Corp	88,739
8,962	*	Providence Service Corp	125,468
17,260	*	Res-Care, Inc	166,732

		TOTAL SOCIAL SERVICES	380,939

SPECIAL TRADE CONTRACTORS - 0.5%
2,512		Alico, Inc	57,726
13,039	*	American DG Energy, Inc	40,551
15,751		Chemed Corp	860,635
26,244		Comfort Systems USA, Inc	253,517
26,876	*	Dycom Industries, Inc	229,790
46,118	*	EMCOR Group, Inc	1,068,554
27,214	*	Insituform Technologies, Inc (Class A)	557,343

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,601	*	Layne Christensen Co	$330,096

		TOTAL SPECIAL TRADE CONTRACTORS	3,398,212

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
18,970		Apogee Enterprises, Inc	205,445
16,443	*	Cabot Microelectronics Corp	568,763
13,413		CARBO Ceramics, Inc	968,285
10,987	*	Libbey, Inc	142,611

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,885,104

TEXTILE MILL PRODUCTS - 0.2%
19,130		Albany International Corp (Class A)	309,715
6,145	*	Culp, Inc	67,349
4,159	*	Delta Apparel, Inc	60,721
35,036		Interface, Inc (Class A)	376,287
9,602		Oxford Industries, Inc	200,970
5,194	*,b	Xerium Technologies, Inc	73,339

		TOTAL TEXTILE MILL PRODUCTS	1,088,381

TOBACCO PRODUCTS - 0.2%
16,786		Universal Corp	666,068
28,345		Vector Group Ltd	476,763

		TOTAL TOBACCO PRODUCTS	1,142,831

TRANSPORTATION BY AIR - 1.1%
7,960	*	Air Methods Corp	236,810
37,637	*	Air Transport Services Group, Inc	179,152
94,117	*	Airtran Holdings, Inc	456,467
24,886	*	Alaska Air Group, Inc	1,118,627
10,554		Allegiant Travel Co	450,550
17,944	*	Atlas Air Worldwide Holdings, Inc	852,340
25,227	*	Bristow Group, Inc	741,674
35,980	*	Hawaiian Holdings, Inc	186,017
169,485	*	JetBlue Airways Corp	930,473
8,978	*	PHI, Inc	126,500
10,917	*	Pinnacle Airlines	59,388
23,686	*	Republic Airways Holdings, Inc	144,721
38,867		Skywest, Inc	474,955
112,053	*	US Airways Group, Inc	964,776

		TOTAL TRANSPORTATION BY AIR	6,922,450

TRANSPORTATION EQUIPMENT - 2.1%
16,840		A.O. Smith Corp	811,520
27,108	*	AAR Corp	453,788
11,495	*	Aerovironment, Inc	249,786
41,689	*	American Axle & Manufacturing Holdings, Inc	305,580
6,301		American Railcar Industries, Inc	76,116
14,659	*	Amerigon, Inc (Class A)	108,183
8,416	*	Arctic Cat, Inc	76,670
65,348	*	ArvinMeritor, Inc	856,059
14,451	*	ATC Technology Corp	232,950

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

61,497		Brunswick Corp	$764,408
35,035		Clarcor, Inc	1,244,442
97,247	*	Dana Holding Corp	972,470
7,922	*	Dorman Products, Inc	161,054
7,968		Ducommun, Inc	136,253
43,502		Federal Signal Corp	262,752
48,868	*	Force Protection, Inc	200,359
8,368		Freightcar America, Inc	189,284
9,876	*	Fuel Systems Solutions, Inc	256,282
40,573	*	GenCorp, Inc	177,710
13,141	*	Greenbrier Cos, Inc	147,179
16,934	*	Group 1 Automotive, Inc	398,457
20,168		Heico Corp	724,435
18,000		Kaman Corp	398,160
6,138	*	LMI Aerospace, Inc	96,796
7,116		Miller Industries, Inc	95,853
39,780	*	Orbital Sciences Corp	627,331
21,504		Polaris Industries, Inc	1,174,548
6,060		Portec Rail Products, Inc	68,963
22,749		Spartan Motors, Inc	95,546
13,594		Standard Motor Products, Inc	109,704
16,070		Superior Industries International, Inc	215,981
41,492	*	Tenneco, Inc	873,822
11,595		Triumph Group, Inc	772,575
40,976	*	Wabash National Corp	291,339
20,035	*	Winnebago Industries, Inc	199,148

		TOTAL TRANSPORTATION EQUIPMENT	13,825,503

TRANSPORTATION SERVICES - 0.3%
13,280		Ambassadors Group, Inc	149,931
6,574	*	Dynamex, Inc	80,203
7,398	*	Echo Global Logistics, Inc	90,330
25,968	*	Hub Group, Inc (Class A)	779,299
28,388	*	Interval Leisure Group, Inc	353,431
14,759	*	Orbitz Worldwide, Inc	56,232
24,418	*	Pacer International, Inc	170,682
7,386	*	Roadrunner Transportation Services Holdings, Inc	104,955

		TOTAL TRANSPORTATION SERVICES	1,785,063

TRUCKING AND WAREHOUSING - 0.6%
17,500		Arkansas Best Corp	363,125
14,955	*	Celadon Group, Inc	211,464
20,535		Forward Air Corp	559,579
35,860		Heartland Express, Inc	520,687
10,677	*	Marten Transport Ltd	221,868
19,720	*	Old Dominion Freight Line	692,960
2,443	*	PAM Transportation Services, Inc	36,718
1,011	*	Patriot Transportation Holding, Inc	81,800
6,174	*	Quality Distribution, Inc	31,920
10,821	*	Saia, Inc	162,315
4,016	*	Universal Truckload Services, Inc	55,943
5,268	*	USA Truck, Inc	84,920

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,901		Werner Enterprises, Inc	$654,533

		TOTAL TRUCKING AND WAREHOUSING	3,677,832

WATER TRANSPORTATION - 0.8%
6,287	*	American Commercial Lines, Inc	141,520
11,329	*	Baltic Trading Ltd	128,811
33,766		DHT Maritime, Inc	129,999
44,903	*	Eagle Bulk Shipping, Inc	189,491
27,689	*	Excel Maritime Carriers Ltd	141,768
17,918	*	Genco Shipping & Trading Ltd	268,591
33,231		General Maritime Corp	200,715
23,669		Golar LNG Ltd	233,613
16,094	*	Gulfmark Offshore, Inc	421,663
20,789		Horizon Lines, Inc (Class A)	87,937
16,326	*	Hornbeck Offshore Services, Inc	238,360
3,911		International Shipholding Corp	86,550
11,865		Knightsbridge Tankers Ltd	208,705
32,581		Nordic American Tanker Shipping	915,200
17,764		Overseas Shipholding Group, Inc	657,979
8,995	*	Scorpio Tankers, Inc	102,993
31,041		Ship Finance International Ltd	555,013
18,787		Teekay Tankers Ltd (Class A)	209,099
15,417	*	Ultrapetrol Bahamas Ltd	67,064

		TOTAL WATER TRANSPORTATION	4,985,071

WHOLESALE TRADE-DURABLE GOODS - 1.6%
12,323		Agilysys, Inc	82,441
29,412		Applied Industrial Technologies, Inc	744,712
9,864	*	Ballantyne Strong, Inc	71,415
32,505		Barnes Group, Inc	532,757
31,507	*	Beacon Roofing Supply, Inc	567,756
7,904	*	Bluelinx Holdings, Inc	20,788
18,746	*	Cardtronics, Inc	242,948
12,280	*	Castle (A.M.) & Co	170,569
9,071	*	Chindex International, Inc	113,660
21,746	*	Conceptus, Inc	338,803
13,859	*	DemandTec, Inc	93,548
17,301	*	Digi International, Inc	143,079
13,123	*	Drew Industries, Inc	265,085
3,410	*	Global Defense Technology & Systems, Inc	43,546
29,588	*	Hansen Medical, Inc	63,022
12,311		Houston Wire & Cable Co	133,574
32,124	*	Insight Enterprises, Inc	422,752
22,919	*	Interline Brands, Inc	396,270
40,513		Knight Transportation, Inc	819,983
2,812		Lawson Products, Inc	47,748
29,896	*	MedAssets, Inc	690,000
35,907	*	Merge Healthcare, Inc	105,208
7,954	*	Metals USA Holdings Corp	118,912
7,803	*	MWI Veterinary Supply, Inc	392,179
43,912		Owens & Minor, Inc	1,246,222
34,880		PEP Boys - Manny Moe & Jack	309,037

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,805		Pool Corp	$741,006
39,709	*	PSS World Medical, Inc	839,844
5,061		Sport Supply Group, Inc	68,121
8,716	*	Titan Machinery, Inc	114,441
33,317	*	TomoTherapy, Inc	105,948
22,292	*	Tyler Technologies, Inc	345,972
9,517	*	West Marine, Inc	103,545

		TOTAL WHOLESALE TRADE-DURABLE GOODS	10,494,891

WHOLESALE TRADE-NONDURABLE GOODS - 1.3%
17,677		Aceto Corp	101,289
37,862	*	Akorn, Inc	112,450
61,175	*	Alliance One International, Inc	217,783
12,785		Andersons, Inc	416,663
27,195	*	BioScrip, Inc	142,502
19,729	*	BMP Sunstone Corp	101,604
1,246		Bridgford Foods Corp	17,444
8,106	*	Clearwater Paper Corp	443,885
7,429	*	Core-Mark Holding Co, Inc	203,555
27,743	*	Fresh Del Monte Produce, Inc	561,518
28,436	*	Hain Celestial Group, Inc	573,554
5,302	*	Kenneth Cole Productions, Inc (Class A)	58,375
7,796	*	KRATON Polymers LLC	146,487
19,145	*	K-Swiss, Inc (Class A)	214,998
11,891	*	LSB Industries, Inc	158,269
36,478		Men’s Wearhouse, Inc	669,736
24,513		Myers Industries, Inc	198,310
8,735		Nash Finch Co	298,388
34,209		Nu Skin Enterprises, Inc (Class A)	852,830
7,016	*	Perry Ellis International, Inc	141,723
7,966		Schiff Nutrition International, Inc	56,718
12,999	*	School Specialty, Inc	234,892
15,664		Spartan Stores, Inc	214,910
12,387	*	Synutra International, Inc	200,298
29,938	*	United Natural Foods, Inc	894,548
16,481	*	United Stationers, Inc	897,721
13,570	*	Volcom, Inc	251,995
15,744		Zep, Inc	274,575

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	8,657,020

		TOTAL COMMON STOCKS	652,923,459

		(Cost $716,868,167)

RIGHTS / WARRANTS - 0.0%
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.0%
4	m	GreenHunter Energy, Inc	0

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	0

OIL AND GAS EXTRACTION - 0.0%
5,330	m	Zion Oil & Gas, Inc	107

		TOTAL OIL AND GAS EXTRACTION	107

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES	COMPANY	VALUE

	TOTAL RIGHTS / WARRANTS	$107

	(Cost $0)

	TOTAL INVESTMENTS - 99.8%	652,923,566
	(Cost $716,868,167)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,469,764

	NET ASSETS - 100.0%	$654,393,330

*	Non-income producing.
b	In bankruptcy.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AMUSEMENT AND RECREATION SERVICES - 0.5%
74,450		Aristocrat Leisure Ltd	$226,893
15,800		Nintendo Co Ltd	4,639,021
36,135		OPAP S.A.	449,596
8,300		Oriental Land Co Ltd	693,654
33,000		Sega Sammy Holdings, Inc	474,033
88,400		Sky City Entertainment Group Ltd	172,235
93,712		TABCORP Holdings Ltd	496,652
211,266		Tattersall’s Ltd	396,126

		TOTAL AMUSEMENT AND RECREATION SERVICES	7,548,210

APPAREL AND ACCESSORY STORES - 0.6%
67,029		Burberry Group plc	756,999
8,400		Fast Retailing Co Ltd	1,271,042
162,380		Hennes & Mauritz AB (B Shares)	4,462,586
34,315		Inditex S.A.	1,956,687

		TOTAL APPAREL AND ACCESSORY STORES	8,447,314

APPAREL AND OTHER TEXTILE PRODUCTS - 0.1%
8,445		Hermes International	1,119,520
3,400		Shimamura Co Ltd	307,419

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,426,939

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.1%
380,315		Kingfisher plc	1,191,361

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,191,361

BUSINESS SERVICES - 2.3%
19,002		Adecco S.A.	906,524
41,127		Aggreko plc	863,371
6,934	*	Atos Origin S.A.	278,420
35,428	*	Autonomy Corp plc	965,710
73,708		Computershare Ltd	651,850
10,017		Dassault Systemes S.A.	606,826
13,800		Dena Co Ltd	364,378
25,800		Dentsu, Inc	681,389
162,775		Experian Group Ltd	1,415,542
297,000		Fujitsu Ltd	1,856,494
15,200		Gestevision Telecinco S.A.	135,080
226,888		Group 4 Securicor plc	899,554
3,630		Hakuhodo DY Holdings, Inc	181,862
14,856		Indra Sistemas S.A.	237,522
10,635	*	JC Decaux S.A.	247,791
27,700		JSR Corp	465,298
14,400		Konami Corp	222,087

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

8,930		Mitsubishi UFJ Lease & Finance Co Ltd	$301,229
414,000		NEC Corp	1,074,688
15,600		Nomura Research Institute Ltd	331,182
195		NTT Data Corp	719,782
1,070		Obic Co Ltd	206,538
5,900		Oracle Corp Japan	289,928
2,400		Otsuka Corp	152,956
19,742		Publicis Groupe S.A.	787,503
1,178		Rakuten, Inc	851,146
17,148	*	Randstad Holdings NV	673,834
202,973		Sage Group plc	698,349
136,190		SAP AG.	6,055,991
33,600		Secom Co Ltd	1,492,043
52,165		Securitas AB (B Shares)	472,848
886		SGS S.A.	1,195,791
128,700		Softbank Corp	3,413,544
11,600		Square Enix Co Ltd	213,670
16,300		Trend Micro, Inc	440,502
19,234		United Internet AG.	210,616
3,510		USS Co Ltd	250,734
199,127		WPP plc	1,875,872
2,242		Yahoo! Japan Corp	893,605

		TOTAL BUSINESS SERVICES	33,582,049

CHEMICALS AND ALLIED PRODUCTS - 10.8%
17,079	*	Actelion Ltd	639,470
44,663		Air Liquide	4,510,360
22,000		Air Water, Inc	240,201
195,000		Asahi Kasei Corp	1,018,749
72,500		Astellas Pharma, Inc	2,429,162
230,988		AstraZeneca plc	10,890,120
145,682		BASF AG.	7,960,109
15,782		Beiersdorf AG.	871,640
10,368		Christian Dior S.A.	995,142
34,558		Chugai Pharmaceutical Co Ltd	615,122
89,919		CSL Ltd	2,455,098
42,000		Daicel Chemical Industries Ltd	283,357
107,300		Daiichi Sankyo Co Ltd	1,917,010
24,500		Dainippon Sumitomo Pharma Co Ltd	187,595
24,988		DSM NV	993,322
39,000		Eisai Co Ltd	1,294,053
86,664	*	Elan Corp plc	393,379
818		Eramet	202,181
1,180		Givaudan S.A.	1,002,212
826,464		GlaxoSmithKline plc	14,034,068
19,672		Grifols S.A.	201,077
21,341		Henkel KGaA	873,442
28,257		Henkel KGaA (Preference)	1,379,809
10,300		Hisamitsu Pharmaceutical Co, Inc	408,556
267,874		Incitec Pivot Ltd	605,817
3,895		Ipsen	118,587
71,216		Israel Chemicals Ltd	741,905

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

34,000	Kansai Paint Co Ltd	$291,852
85,100	Kao Corp	2,002,304
53,500	Kuraray Co Ltd	627,639
40,000	Kyowa Hakko Kogyo Co Ltd	379,349
26,898	Linde AG.	2,828,315
6,992	Lonza Group AG.	465,523
38,055	L’Oreal S.A.	3,725,966
41,408	Makhteshim-Agan Industries Ltd	138,179
25,600	Mediceo Paltac Holdings Co Ltd	304,057
9,985	Merck KGaA	732,487
186,000	Mitsubishi Chemical Holdings Corp	848,986
59,000	Mitsubishi Gas Chemical Co, Inc	286,078
22,000	Nissan Chemical Industries Ltd	245,850
335,879	Novartis AG.	16,277,739
69,153	Novo Nordisk AS (Class B)	5,587,057
7,126	Novozymes AS (B Shares)	760,379
14,300	Ono Pharmaceutical Co Ltd	579,692
13,898	Orion Oyj (Class B)	259,930
97,742	Reckitt Benckiser Group plc	4,546,407
111,837	Roche Holding AG.	15,393,428
167,987	Sanofi-Aventis	10,117,392
11,400	Santen Pharmaceutical Co Ltd	410,758
65,300	Shin-Etsu Chemical Co Ltd	3,036,136
46,100	Shionogi & Co Ltd	955,732
88,483	Shire Ltd	1,815,162
56,400	Shiseido Co Ltd	1,243,128
220,000	Showa Denko KK	397,332
9,159	Solvay S.A.	782,111
243,009	Sumitomo Chemical Co Ltd	940,487
14,998	Syngenta AG.	3,464,779
22,000	Taisho Pharmaceutical Co Ltd	433,993
44,000	Taiyo Nippon Sanso Corp	349,405
119,700	Takeda Pharmaceutical Co Ltd	5,141,430
35,000	Tanabe Seiyaku Co Ltd	533,264
146,911	Teva Pharmaceutical Industries Ltd	7,675,696
55,000	Tokuyama Corp	242,083
229,000	Toray Industries, Inc	1,097,615
79,000	Tosoh Corp	204,505
9,000	Tsumura & Co	275,564
156,000	UBE Industries Ltd	368,853
15,588	UCB S.A.	489,527
2,363	Wacker Chemie AG.	342,287
30,885	Yara International ASA	868,162

	TOTAL CHEMICALS AND ALLIED PRODUCTS	154,728,161

COAL MINING - 0.0%
22,628	MacArthur Coal Ltd	226,130

	TOTAL COAL MINING	226,130

COMMERCIAL SERVICES AND SUPPLIES - 0.0%
7,523	Bureau Veritas S.A.	407,453

	TOTAL COMMERCIAL SERVICES AND SUPPLIES	407,453

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 5.9%
23,459		Belgacom S.A.	$737,592
281,521		Bezeq Israeli Telecommunication Corp Ltd	615,377
182,062		British Sky Broadcasting plc	1,901,053
1,216,958		BT Group plc	2,349,089
408,682		Cable & Wireless Worldwide	528,790
7,851		Cellcom Israel Ltd	195,532
450,113		Deutsche Telekom AG.	5,313,834
22,050		Elisa Oyj (Series A)	381,379
15,282		Eutelsat Communications	511,604
294,259		France Telecom S.A.	5,103,895
75		Fuji Television Network, Inc	107,676
41,047		Hellenic Telecommunications Organization S.A.	308,570
2,514		Iliad S.A.	195,222
72,199		Inmarsat plc	765,531
571,507	*	ITV plc	427,090
383		Jupiter Telecommunications Co	366,686
458		KDDI Corp	2,183,140
10,006		M6-Metropole Television	202,331
109,370		Mediaset S.p.A.	621,946
5,187		Mobistar S.A.	275,595
7,989		Modern Times Group AB (B Shares)	437,345
82,600		Nippon Telegraph & Telephone Corp	3,364,784
2,470		NTT DoCoMo, Inc	3,740,294
13,478		Partner Communications	206,878
579,000		PCCW Ltd	168,908
96,036		Portugal Telecom SGPS S.A.	959,874
262,652		Royal KPN NV	3,347,896
46,140		SES Global S.A.	959,551
1,246,403		Singapore Telecommunications Ltd	2,694,614
17,868		Societe Television Francaise 1	232,801
126,000		StarHub Ltd	202,577
3,701		Swisscom AG.	1,254,711
48,136		Tele2 AB (B Shares)	719,176
284,817		Telecom Corp of New Zealand Ltd	366,780
929,706		Telecom Italia RSP	849,248
1,540,434		Telecom Italia S.p.A.	1,701,179
653,979		Telefonica S.A.	12,114,751
52,707		Telekom Austria AG.	586,090
132,383		Telenor ASA	1,667,669
45,000		Television Broadcasts Ltd	208,672
352,736		TeliaSonera AB	2,266,558
686,822		Telstra Corp Ltd	1,872,102
195,209		Vivendi Universal S.A.	3,967,051
8,374,981		Vodafone Group plc	17,256,578

		TOTAL COMMUNICATIONS	84,238,019

DEPOSITORY INSTITUTIONS - 14.6%
52,000		77 Bank Ltd	279,316
80,477	*	Alpha Bank S.A.	393,325
67,097	*,m	Anglo Irish Bank Corp plc	17,805

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

138,000		Aozora Bank Ltd	$178,716
401,658		Australia & New Zealand Banking Group Ltd	7,214,335
100,072		Banca Carige S.p.A.	195,488
1,224,953		Banca Intesa S.p.A.	3,226,150
144,215		Banca Intesa S.p.A. RSP	287,245
341,889		Banca Monte dei Paschi di Siena S.p.A.	386,845
60,851		Banca Popolare di Milano	250,512
96,951		Banche Popolari Unite Scpa	834,764
565,958		Banco Bilbao Vizcaya Argentaria S.A.	5,831,018
362,446		Banco Comercial Portugues S.A.	272,159
152,402		Banco de Sabadell S.A.	690,124
33,394		Banco de Valencia S.A.	148,646
81,084		Banco Espirito Santo S.A.	319,940
108,536		Banco Popolare Scarl	595,046
143,109		Banco Popular Espanol S.A.	725,336
1,308,159		Banco Santander Central Hispano S.A.	13,717,589
158,165	*	Bank Hapoalim Ltd	569,677
189,505	*	Bank Leumi Le-Israel	675,270
232,335		Bank of East Asia Ltd	838,170
560,515	*	Bank of Ireland	451,597
50,000		Bank of Kyoto Ltd	411,618
199,000		Bank of Yokohama Ltd	910,319
47,478		Bankinter S.A.	289,263
1,818,256		Barclays plc	7,257,577
55,581		Bendigo Bank Ltd	378,832
151,033		BNP Paribas	8,125,686
594,000		BOC Hong Kong Holdings Ltd	1,352,814
118,000		Chiba Bank Ltd	712,378
27,000		Chugoku Bank Ltd	318,150
114,065	*	Commerzbank AG.	796,259
243,774		Commonwealth Bank of Australia	9,855,174
149,620		Credit Agricole S.A.	1,552,329
71,711	*	Danske Bank AS	1,379,893
270,500		DBS Group Holdings Ltd	2,625,170
98,978		Deutsche Bank AG.	5,559,510
13,528	*	Deutsche Postbank AG.	392,116
98,109	*	Dexia	342,357
155,166		DNB NOR Holding ASA	1,492,417
49,860	*	EFG Eurobank Ergasias S.A.	221,416
30,055		Erste Bank der Oesterreichischen Sparkassen AG.	953,591
355,993		Fortis	792,197
120,000		Fukuoka Financial Group, Inc	499,516
61,000		Gunma Bank Ltd	323,477
66,000		Hachijuni Bank Ltd	370,507
122,100		Hang Seng Bank Ltd	1,632,514
76,000		Hiroshima Bank Ltd	303,760
194,000		Hokuhoku Financial Group, Inc	356,379
2,770,713		HSBC Holdings plc	25,312,404
610,447	*	ING Groep NV	4,517,619
65,261		Investec plc	439,145
75,292		Israel Discount Bank Ltd	127,313
37,000		Iyo Bank Ltd	344,080

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

102,000		Joyo Bank Ltd	$404,416
33,638		Julius Baer Group Ltd	959,106
31,507		Julius Baer Holding AG.	340,481
6,351,574	*	Lloyds TSB Group plc	5,014,354
72,977		Mediobanca S.p.A.	543,600
2,028,280		Mitsubishi UFJ Financial Group, Inc	9,209,820
156,000		Mitsui Trust Holdings, Inc	550,128
20,999	*	Mizrahi Tefahot Bank Ltd	152,812
2,205,707		Mizuho Financial Group, Inc	3,619,147
233,000	*	Mizuho Trust & Banking Co Ltd	200,361
337,742		National Australia Bank Ltd	6,529,984
95,970	*	National Bank of Greece S.A.	1,033,355
141,990	*	Natixis	616,584
104,000		Nishi-Nippon City Bank Ltd	297,844
511,099		Nordea Bank AB	4,214,603
21,280		OKO Bank (Class A)	216,081
395,520		Oversea-Chinese Banking Corp	2,490,633
53,841	*	Piraeus Bank S.A.	227,248
8,365		Raiffeisen International Bank Holding AG.	317,710
96,700		Resona Holdings, Inc	1,180,125
2,698,378	*	Royal Bank of Scotland Group plc	1,643,364
45,900		Sapporo Hokuyo Holdings, Inc	202,462
116,400		Senshu Ikeda Holdings, Inc	169,500
108		SEVEN BANK Ltd	196,019
143,000		Shinsei Bank Ltd	120,889
93,000		Shizuoka Bank Ltd	810,501
240,711		Skandinaviska Enskilda Banken AB (Class A)	1,275,414
99,524		Societe Generale	4,095,304
322,762		Standard Chartered plc	7,859,387
214,100		Sumitomo Mitsui Financial Group, Inc	6,059,531
226,000		Sumitomo Trust & Banking Co Ltd	1,150,602
199,664		Suncorp-Metway Ltd	1,335,787
32,000		Suruga Bank Ltd	290,428
76,957		Svenska Handelsbanken (A Shares)	1,882,666
111,910		Swedbank AB (A Shares)	1,026,962
578,907	*	UBS A.G. (Switzerland)	7,669,248
2,467,826		UniCredito Italiano S.p.A.	5,458,914
191,000		United Overseas Bank Ltd	2,657,165
474,063		Westpac Banking Corp	8,356,052
27,500		Wing Hang Bank Ltd	268,494
33,000		Yamaguchi Financial Group, Inc	315,383

		TOTAL DEPOSITORY INSTITUTIONS	209,007,317

EATING AND DRINKING PLACES - 0.3%
16,033	*	Autogrill S.p.A.	191,698
297,612		Compass Group plc	2,264,079
10,700		McDonald’s Holdings Co Japan Ltd	239,595
14,548		Sodexho Alliance S.A.	807,368
27,071		Whitbread plc	565,324

		TOTAL EATING AND DRINKING PLACES	4,068,064

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

EDUCATIONAL SERVICES - 0.0%
12,400		Benesse Corp	$564,484

		TOTAL EDUCATIONAL SERVICES	564,484

ELECTRIC, GAS, AND SANITARY SERVICES - 5.3%
168,726		A2A S.p.A.	230,336
69,378		AGL Energy Ltd	853,296
815,682		Centrica plc	3,599,621
106,500		Chubu Electric Power Co, Inc	2,642,945
47,100		Chugoku Electric Power Co, Inc	970,095
304,000		CLP Holdings Ltd	2,200,379
45,461		Contact Energy Ltd	176,840
286,759		E.ON AG.	7,710,431
33,542	*	EDP Renovaveis S.A.	197,542
19,600		Electric Power Development Co	621,682
41,478		Electricite de France	1,578,097
27,674		Enagas	416,860
1,045,251		Enel S.p.A.	4,425,762
270,133		Energias de Portugal S.A.	803,926
70,209		Fortum Oyj	1,541,136
35,605		Gas Natural SDG S.A.	514,530
197,262		Gaz de France	5,612,216
28,300		Hokkaido Electric Power Co, Inc	609,635
30,800		Hokuriku Electric Power Co	675,427
682,121		Hong Kong & China Gas Ltd	1,686,718
220,500		Hong Kong Electric Holdings Ltd	1,313,362
130,576		Iberdrola Renovables	409,789
624,968		Iberdrola S.A.	3,512,668
235,289		International Power plc	1,051,031
121,700		Kansai Electric Power Co, Inc	2,968,047
60,500		Kyushu Electric Power Co, Inc	1,356,873
547,944		National Grid plc	4,000,521
11,458		Oest Elektrizitatswirts AG. (Class A)	350,595
6,716		Ormat Industries	49,686
317,000		Osaka Gas Co Ltd	1,143,407
17,885	*	Public Power Corp	256,440
17,920		Red Electrica de Espana	641,624
66,483		RWE A.G.	4,350,374
6,028		RWE A.G. (Preference)	362,920
147,943		Scottish & Southern Energy plc	2,463,842
36,565		Severn Trent plc	671,092
27,600		Shikoku Electric Power Co, Inc	789,354
228,537		Snam Rete Gas S.p.A.	912,043
212,942		SP AusNet	136,722
41,629		Suez Environnement S.A.	686,974
210,295		Terna Rete Elettrica Nazionale S.p.A.	756,906
68,000		Toho Gas Co Ltd	362,721
68,600		Tohoku Electric Power Co, Inc	1,472,735
194,200		Tokyo Electric Power Co, Inc	5,282,907
412,000		Tokyo Gas Co Ltd	1,880,837
105,340		United Utilities Group plc	824,325
57,328		Veolia Environnement	1,346,804

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	76,422,073

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.2%
350,884		ABB Ltd	$6,109,100
369,692	*	Alcatel S.A.	941,470
200,495		ARM Holdings plc	829,826
27,100	*	Elpida Memory, Inc	416,350
475,548		Ericsson (LM) (B Shares)	5,274,879
366,000	*	Foxconn International Holdings Ltd	236,946
104,000	*	Fuji Electric Holdings Co Ltd	299,451
30,337		Gamesa Corp Tecnologica S.A.	260,504
56,000		GS Yuasa Corp	366,450
4,600		Hirose Electric Co Ltd	421,284
16,100		Hitachi Chemical Co Ltd	299,108
10,800		Hitachi High-Technologies Corp	198,406
722,000	*	Hitachi Ltd	2,622,523
69,000	*	Hoya Corp	1,468,158
19,800	*	Ibiden Co Ltd	533,384
173,577	*	Infineon Technologies AG.	1,006,296
156,323		Koninklijke Philips Electronics NV	4,668,125
25,500		Kyocera Corp	2,064,385
20,876		Legrand S.A.	618,787
4,400		Mabuchi Motor Co Ltd	200,899
311,700		Matsushita Electric Industrial Co Ltd	3,892,150
58,000		Matsushita Electric Works Ltd	570,105
12,391		Millicom International Cellular S.A.	1,005,423
65,000		Minebea Co Ltd	360,077
305,000		Mitsubishi Electric Corp	2,380,498
14,500		Mitsumi Electric Co Ltd	245,983
33,400		Murata Manufacturing Co Ltd	1,592,781
25,088		NGK Spark Plug Co Ltd	311,462
10,222	*	Nice Systems Ltd	259,415
17,400		Nidec Corp	1,456,678
4,200		Nissha Printing Co Ltd	112,215
25,500		Nitto Denko Corp	836,486
594,226		Nokia Oyj	4,843,419
31,400		Omron Corp	684,501
109,441	*	Renewable Energy Corp AS	258,773
104,000		Ricoh Co Ltd	1,326,158
5,900		Rinnai Corp	302,846
15,100		Rohm Co Ltd	906,742
285,000	*	Sanyo Electric Co Ltd	366,695
160,000	*	Sharp Corp	1,687,782
12,700		Shinko Electric Industries	165,041
60,253		Smiths Group plc	959,278
158,600	*	Sony Corp	4,230,337
21,800		Stanley Electric Co Ltd	361,015
105,403		STMicroelectronics NV	837,158
19,700	*	Sumco Corp	326,509
18,900		TDK Corp	1,034,249
10,500	*	Toyota Boshoku Corp	153,308
17,200		Ushio, Inc	264,978
42,000		Yaskawa Electric Corp	311,570

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	60,879,963

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 0.4%
12,700	Aeon Mall Co Ltd	$251,594
22,591	Cap Gemini S.A.	992,865
96,147	Capita Group plc	1,059,273
10,349	Fugro NV	478,098
32,000	JGC Corp	485,575
40,736	Petrofac Ltd	716,667
150,460	SembCorp Industries Ltd	435,108
75,747	Serco Group plc	661,498
30,830	WorleyParsons Ltd	567,232

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,647,910

FABRICATED METAL PRODUCTS - 0.3%
197,428	Amcor Ltd	1,052,211
6,009	Geberit AG.	934,972
29,000	Hitachi Metals Ltd	293,597
38,700	JS Group Corp	738,698
135,530	Rexam plc	609,690
6,787	Salzgitter AG.	404,461
27,910	Ssab Svenskt Stal AB (Series A)	374,720
12,914	Ssab Svenskt Stal AB (Series B)	155,010
23,400	Toyo Seikan Kaisha Ltd	341,457

	TOTAL FABRICATED METAL PRODUCTS	4,904,816

FOOD AND KINDRED PRODUCTS - 5.1%
103,000	Ajinomoto Co, Inc	931,861
12,523	Aryzta AG.	481,818
59,800	Asahi Breweries Ltd	1,013,074
55,063	Associated British Foods plc	797,405
16,713	Carlsberg AS (Class B)	1,273,680
30,366	Coca Cola Hellenic Bottling Co S.A.	650,777
88,588	Coca-Cola Amatil Ltd	887,015
11,300	Coca-Cola West Japan Co Ltd	186,717
252,486	CSR Ltd	353,599
397,120	Diageo plc	6,237,927
1,029,647	Golden Agri-Resources Ltd	386,004
92,876	Groupe Danone	4,979,096
38,668	Heineken NV	1,639,031
114,955	InBev NV	5,527,177
12,300	Ito En Ltd	188,137
46,000	Kaneka Corp	266,857
22,614	Kerry Group plc (Class A)	627,735
132,000	Kirin Brewery Co Ltd	1,661,825
132	Lindt & Spruengli AG.	286,406
19	Lindt & Spruengli AG. (Reg)	465,608
10,600	MEIJI Holdings Co Ltd	433,677
551,755	Nestle S.A.	26,604,983
28,000	Nippon Meat Packers, Inc	345,625
29,000	Nisshin Seifun Group, Inc	327,447
12,100	Nissin Food Products Co Ltd	444,166

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

213,700	Olam International Ltd	$392,238
262,870	Parmalat S.p.A.	610,995
31,022	Pernod-Ricard S.A.	2,406,224
151,102	SABMiller plc	4,236,976
39,000	Sapporo Holdings Ltd	167,648
10,300	Suedzucker AG.	186,094
123,500	Swire Pacific Ltd (Class A)	1,401,878
16,000	Toyo Suisan Kaisha Ltd	381,881
203,715	Unilever plc	5,445,712
197,000	Wilmar International Ltd	806,036
15,000	Yakult Honsha Co Ltd	408,044
19,000	Yamazaki Baking Co Ltd	256,238

	TOTAL FOOD AND KINDRED PRODUCTS	73,697,611

FOOD STORES - 1.6%
96,329	Carrefour S.A.	3,821,129
2,484	Colruyt S.A.	584,337
15,755	Delhaize Group	1,143,269
4,775	Discount Investment Corp	75,531
10,300	FamilyMart Co Ltd	340,136
224,919	Goodman Fielder Ltd	253,564
185,668	J Sainsbury plc	885,872
34,042	Jeronimo Martins SGPS S.A.	311,900
10,275	Kesko Oyj (B Shares)	332,358
190,974	Koninklijke Ahold NV	2,362,326
10,300	Lawson, Inc	450,499
1,272,492	Tesco plc	7,178,653
336,375	WM Morrison Supermarkets plc	1,329,199
196,813	Woolworths Ltd	4,454,859

	TOTAL FOOD STORES	23,523,632

FURNITURE AND HOME FURNISHINGS STORES - 0.1%
82,099	Harvey Norman Holdings Ltd	226,776
5,750	Nitori Co Ltd	495,645
12,910	Yamada Denki Co Ltd	843,537

	TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,565,958

GENERAL BUILDING CONTRACTORS - 0.8%
21,884	ACS Actividades Cons y Servicios S.A.	804,218
51,288	AMEC plc	628,347
105,406	Balfour Beatty plc	374,895
84,000	Cheung Kong Infrastructure Holdings Ltd	311,166
12,100	Daito Trust Construction Co Ltd	685,207
79,000	Daiwa House Industry Co Ltd	710,696
6,114	Eiffage S.A.	265,417
93,684	Fletcher Building Ltd	501,339
7,236	Hochtief AG.	432,029
144,000	Kajima Corp	326,462
83,033	Lend Lease Corp Ltd	505,644
100,000	Obayashi Corp	396,450
67,000	Sekisui Chemical Co Ltd	417,934
92,000	Sekisui House Ltd	786,831

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE

91,000	Shimizu Corp	$311,005
65,174	Skanska AB (B Shares)	942,911
166,000	Taisei Corp	332,004
69,111	Vinci S.A.	2,869,600

	TOTAL GENERAL BUILDING CONTRACTORS	11,602,155

GENERAL MERCHANDISE STORES - 0.7%
99,000	Aeon Co Ltd	1,047,551
59,680	Isetan Mitsukoshi Holdings Ltd	581,795
74,400	J Front Retailing Co Ltd	358,070
89,000	Keio Corp	574,621
251,000	Kintetsu Corp	765,899
94,500	Lifestyle International Holdings Ltd	182,842
250,872	Marks & Spencer Group plc	1,235,899
34,300	Marui Co Ltd	231,044
32,065	Next plc	956,002
97,000	Odakyu Electric Railway Co Ltd	832,673
12,014	PPR	1,492,413
46,000	Takashimaya Co Ltd	366,677
126,000	Tobu Railway Co Ltd	678,663
175,000	Tokyu Corp	712,284
27,600	UNY Co Ltd	209,724

	TOTAL GENERAL MERCHANDISE STORES	10,226,157

HEALTH SERVICES - 0.2%
2,121	BioMerieux	217,761
161,000	Fraser and Neave Ltd	588,734
30,685	Fresenius Medical Care AG.	1,655,593
57,035	Sonic Healthcare Ltd	496,309

	TOTAL HEALTH SERVICES	2,958,397

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.4%
49,110	Abertis Infraestructuras S.A.	705,900
3,927	Acciona S.A.	298,865
10,565	Boskalis Westminster	410,492
36,568	Bouygues S.A.	1,411,578
25,000	Chiyoda Corp	181,551
5,960	Fomento de Construcciones y Contratas S.A.	127,587
42,468	Saipem S.p.A.	1,293,499
204,897	Transurban Group	727,316

	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	5,156,788

HOLDING AND OTHER INVESTMENT OFFICES - 3.6%
163,420	3i Group plc	644,547
230,960	Ascendas Real Estate Investment Trust	298,267
206,000	CapitaMalls Asia Ltd	307,997
268,724	CFS Gandel Retail Trust	424,756
736,660	DB RREEF Trust	472,699
4,471	Eurazeo	256,482
3,553	Fonciere Des Regions	292,891
286,794	GPT Group	669,620
12,470	Groupe Bruxelles Lambert S.A.	864,694

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

80,073		Groupe Eurotunnel S.A.	$541,153
17,042		Heineken Holding NV	622,581
809,410	d	iShares MSCI EAFE Index Fund	37,645,660
5,200	*	Jafco Co Ltd	115,031
114		Japan Prime Realty Investment Corp	240,139
75		Japan Real Estate Investment Corp	610,919
282	*	Japan Retail Fund Investment Corp	343,456
378,228		Macquarie Infrastructure Group	329,557
5,040		Nationale A Portefeuille	214,408
80		Nippon Building Fund, Inc	634,762
49		Nomura Real Estate Office Fund, Inc	243,938
130,000		NWS Holdings Ltd	234,966
15,703		Ratos AB (B Shares)	393,417
370,854		Resolution Ltd	350,741
2,592	*	SBI Holdings, Inc	322,005
349,995		Westfield Group	3,556,565
222,875		Wharf Holdings Ltd	1,079,732

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	51,710,983

HOTELS AND OTHER LODGING PLACES - 0.3%
22,618		Accor S.A.	1,047,105
75,680		Crown Ltd	490,623
39,875		Intercontinental Hotels Group plc	628,434
335,600	*,f	Sands China Ltd	496,010
216,947		Shangri-La Asia Ltd	400,423
132,404		Thomas Cook Group plc	350,457
86,190		TUI Travel plc	268,154
100,000		United Overseas Land Ltd	269,338
246,800	*	Wynn Macau Ltd	402,465

		TOTAL HOTELS AND OTHER LODGING PLACES	4,353,009

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.3%
52,185		Alfa Laval AB	677,692
32,305		Alstom RGPT	1,462,684
56,000		Amada Co Ltd	368,102
34,300		ASM Pacific Technology	266,467
68,760		ASML Holding NV	1,892,265
107,484		Atlas Copco AB (A Shares)	1,571,488
60,314		Atlas Copco AB (B Shares)	796,233
224,074		Brambles Ltd	1,020,449
34,300		Brother Industries Ltd	356,077
180,700		Canon, Inc	6,734,590
43,200		Casio Computer Co Ltd	259,468
42,300		Citizen Watch Co Ltd	258,407
36,200		Daikin Industries Ltd	1,103,749
39,300		Electrolux AB (Series B)	898,430
30,500	*	Fanuc Ltd	3,444,138
73,100		FUJIFILM Holdings Corp	2,112,550
26,413		GEA Group AG.	525,696
16,600		Hitachi Construction Machinery Co Ltd	305,628
62,959		Husqvarna AB (B Shares)	378,599
224,000		Ishikawajima-Harima Heavy Industries Co Ltd	356,456

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,400		Itochu Techno-Science Corp	$160,790
52,000		Japan Steel Works Ltd	457,075
151,300		Komatsu Ltd	2,724,327
24,682		Kone Oyj (Class B)	982,721
74,000		Konica Minolta Holdings, Inc	711,900
184,000		Kubota Corp	1,411,336
17,400		Kurita Water Industries Ltd	475,472
27,997	*	Logitech International S.A.	378,979
17,300	*	Makita Corp	462,948
485,000		Mitsubishi Heavy Industries Ltd	1,673,125
86,000	*	NTN Corp	352,056
158,817		Sandvik AB	1,937,240
7,513		Schindler Holding AG.	633,243
3,331		Schindler Holding AG. (Reg)	278,023
21,600		Seiko Epson Corp	279,163
60,192		SKF AB (B Shares)	1,080,277
8,300		SMC Corp	1,110,305
89,000		Sumitomo Heavy Industries Ltd	522,211
27,100		Tokyo Electron Ltd	1,459,799
640,000	*	Toshiba Corp	3,170,285
32,800		Toyota Tsusho Corp	467,519
32,127	*	Vestas Wind Systems AS	1,337,000
12,956		Wartsila Oyj (B Shares)	589,132
38,700	*	Yokogawa Electric Corp	239,550
20,261		Zardoya Otis S.A.	260,297

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	47,943,941

INSTRUMENTS AND RELATED PRODUCTS - 1.4%
24,700		Advantest Corp	516,174
8,710		Cochlear Ltd	542,534
3,874		Coloplast AS (Class B)	384,530
32,528		Compagnie Generale d’Optique Essilor International S.A.	1,932,970
62,319		Finmeccanica S.p.A.	646,027
12,457		Fresenius AG. (Preference)	822,812
4,344		Fresenius SE	287,972
32,590		Getinge AB (B Shares)	630,712
124,670		Invensys plc	446,313
6,600		Keyence Corp	1,526,199
17,911		Luxottica Group S.p.A.	433,658
49,600		Nikon Corp	854,797
54,000		Nippon Electric Glass Co Ltd	618,545
19,132		Nobel Biocare Holding AG.	329,345
35,200		Olympus Corp	833,851
7,088		Phonak Holding AG.	869,822
38,100	*	Qiagen NV	741,233
29,006		Safran S.A.	809,129
39,000		Shimadzu Corp	293,974
140,612		Smith & Nephew plc	1,328,439
1,195		Straumann Holding AG.	258,447
4,895		Swatch Group AG.	1,380,512
6,711		Swatch Group AG. Reg	342,955
9,606		Synthes, Inc	1,104,501

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

5,200		Sysmex Corp	$295,329
27,100		Terumo Corp	1,297,809
4,183	*	William Demant Holding	305,954

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	19,834,543

INSURANCE AGENTS, BROKERS AND SERVICE - 0.4%
115,100		Millea Holdings, Inc	3,025,960
163,259		QBE Insurance Group Ltd	2,477,303

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,503,263

INSURANCE CARRIERS - 3.6%
32,165		Admiral Group plc	673,609
246,947	*	Aegon NV	1,311,738
72,005		Allianz AG.	7,126,574
324,487		AMP Ltd	1,408,291
185,666		Assicurazioni Generali S.p.A.	3,237,502
445,485		Aviva plc	2,070,253
169,296		AXA Asia Pacific Holdings Ltd	774,523
272,153		AXA S.A.	4,157,704
7,728		Baloise Holding AG.	537,915
5,740		CNP Assurances	390,510
110,998		Corp Mapfre S.A.	301,829
1,290		Dai-ichi Mutual Life Insurance Co	1,788,769
11,819		Delta Lloyd NV	199,186
9,320		Hannover Rueckversicherung AG.	399,412
321,334		Insurance Australia Group Ltd	914,063
25,659	*	KBC Groep NV	983,515
3,580	*,m	Mapfre S.A.	9,735
34,606		Mediolanum S.p.A.	135,188
84,600		Mitsui Sumitomo Insurance Group Holdings, Inc	1,810,720
31,363		Muenchener Rueckver AG.	3,938,027
227,000	*	NKSJ Holdings, Inc	1,358,175
866,180		Old Mutual plc	1,326,162
402,045		Prudential plc	3,032,468
554,438		Royal & Sun Alliance Insurance Group plc	983,574
67,338		Sampo Oyj (A Shares)	1,419,730
27,972		SCOR	534,247
132		Sony Financial Holdings, Inc	440,320
364,215		Standard Life plc	941,205
4,947		Swiss Life Holding	472,799
55,441		Swiss Reinsurance Co	2,277,973
45,650		T&D Holdings, Inc	976,105
3,870		TrygVesta A.S.	203,890
7,000		Wiener Staedtische Allgemeine Versicherung AG.	290,568
23,516		Zurich Financial Services AG.	5,183,245

		TOTAL INSURANCE CARRIERS	51,609,524

LEATHER AND LEATHER PRODUCTS - 0.4%
33,320		Adidas-Salomon AG.	1,613,184
38,941		LVMH Moet Hennessy Louis Vuitton S.A.	4,238,449
118,000		Yue Yuen Industrial Holdings	366,255

		TOTAL LEATHER AND LEATHER PRODUCTS	6,217,888

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.1%
35,181		Brisa-Auto Estradas de Portugal S.A.	$212,915
314,000		ComfortDelgro Corp Ltd	325,642
73,000		Keihin Electric Express Railway Co Ltd	645,173
42,000		Keisei Electric Railway Co Ltd	234,820

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,418,550

METAL MINING - 4.2%
412,993		Alumina Ltd	522,673
208,806	*	Anglo American plc	7,275,884
60,951		Antofagasta plc	709,143
532,824		BHP Billiton Ltd	16,575,916
349,918		BHP Billiton plc	9,072,866
43,419		Boliden AB	479,895
10,622		Energy Resources of Australia Ltd	117,298
41,903		Eurasian Natural Resources Corp	533,210
27,443		Fresnillo plc	398,414
34,737		Kazakhmys plc	509,903
23,871	*	Lonmin plc	498,438
77,817		Newcrest Mining Ltd	2,270,430
57,194		Orica Ltd	1,203,101
482,444	*	Oxiana Ltd	382,090
112,808	*	Paladin Resources Ltd	335,904
14,412		Randgold Resources Ltd	1,370,122
68,971		Rio Tinto Ltd	3,793,019
230,498		Rio Tinto plc	10,122,179
21,979		Vedanta Resources plc	690,566
327,142		Xstrata plc	4,283,814

		TOTAL METAL MINING	61,144,865

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.3%
83,207		Compagnie Financiere Richemont S.A.	2,904,946
30,800		Namco Bandai Holdings, Inc	270,833
8,300		Sankyo Co Ltd	375,172
4,553		Societe BIC S.A.	323,363
24,300		Yamaha Corp	248,128

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,122,442

MISCELLANEOUS RETAIL - 0.6%
135,377		Home Retail Group	429,889
340,000		Hutchison Whampoa Ltd	2,092,382
20,566		Metro AG.	1,049,308
138,297		Origin Energy Ltd	1,725,355
122,600		Seven & I Holdings Co Ltd	2,808,923

		TOTAL MISCELLANEOUS RETAIL	8,105,857

MOTION PICTURES - 0.0%
19,300		Toho Co Ltd	319,967

		TOTAL MOTION PICTURES	319,967

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 1.1%
5,800		Acom Co Ltd	$74,947
12,800		Aeon Credit Service Co Ltd	113,998
87,176		Bank of Cyprus Public Co Ltd	349,124
24,200		Credit Saison Co Ltd	253,277
141,470		Criteria Caixacorp S.A.	578,532
73,561		Investor AB (B Shares)	1,189,942
39,400	*	K-Green Trust	29,565
16,630		ORIX Corp	1,204,756
130,949		Siemens AG.	11,712,033

		TOTAL NONDEPOSITORY INSTITUTIONS	15,506,174

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
6,018		Imerys S.A.	306,225
24,200		K+S AG.	1,112,142

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,418,367

OIL AND GAS EXTRACTION - 1.4%
26,082		Aker Kvaerner ASA	298,216
90,558	*	Arrow Energy NL	366,535
537,719		BG Group plc	7,997,410
221,989	*	Cairn Energy plc	1,363,770
24,179	*	Compagnie Generale de Geophysique S.A.	430,141
3,400		Idemitsu Kosan Co Ltd	255,999
136		Inpex Holdings, Inc	754,326
4,400		Japan Petroleum Exploration Co	179,514
131,488		Santos Ltd	1,374,116
25,414		SBM Offshore NV	363,578
44,711		SeaDrill Ltd	806,494
16,516		Technip S.A.	947,289
141,986		Tullow Oil plc	2,112,085
86,500		Woodside Petroleum Ltd	3,006,679

		TOTAL OIL AND GAS EXTRACTION	20,256,152

PAPER AND ALLIED PRODUCTS - 0.4%
11,261		Exor S.p.A.	189,322
9,642		Holmen AB (B Shares)	228,899
33,551		Kinnevik Investment AB (Series B)	537,156
19,752		Metso Oyj	632,983
16,200		Nippon Paper Group, Inc	448,403
132,000		OJI Paper Co Ltd	647,188
89,877		Stora Enso Oyj (R Shares)	649,427
92,094		Svenska Cellulosa AB (B Shares)	1,083,148
6,800		Uni-Charm Corp	766,811
84,564		UPM-Kymmene Oyj	1,119,569

		TOTAL PAPER AND ALLIED PRODUCTS	6,302,906

PETROLEUM AND COAL PRODUCTS - 5.0%
2,987,826		BP plc	14,303,217
20,446		Caltex Australia Ltd	160,424
92,000		Cosmo Oil Co Ltd	219,677
412,902		ENI S.p.A.	7,579,249

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

35,127		Galp Energia SGPS S.A.	$524,695
352,100	*	JX Holdings, Inc	1,740,290
19,543		Neste Oil Oyj	283,557
23,180		OMV AG.	696,107
114,802		Repsol YPF S.A.	2,316,711
564,420		Royal Dutch Shell plc (A Shares)	14,243,737
429,289		Royal Dutch Shell plc (B Shares)	10,376,220
28,400		Showa Shell Sekiyu KK	195,818
178,468		Statoil ASA	3,438,153
43,000		TonenGeneral Sekiyu KK	372,045
336,237		Total S.A.	15,009,209

		TOTAL PETROLEUM AND COAL PRODUCTS	71,459,109

PRIMARY METAL INDUSTRIES - 1.5%
21,156		Acerinox S.A.	328,748
136,202	*	ArcelorMittal	3,653,179
304,446		BlueScope Steel Ltd	529,269
45,000	*	Daido Steel Co Ltd	192,439
40,000		Dowa Holdings Co Ltd	191,642
108,000		Furukawa Electric Co Ltd	471,191
73,200		JFE Holdings, Inc	2,264,588
33,148		Johnson Matthey plc	736,448
385,000		Kobe Steel Ltd	733,365
7,700		Maruichi Steel Tube Ltd	147,284
173,000	*	Mitsubishi Materials Corp	459,837
89,000		Mitsui Mining & Smelting Co Ltd	234,874
806,000		Nippon Steel Corp	2,664,183
105,515		Norsk Hydro ASA	476,490
205,313		OneSteel Ltd	507,977
18,267		Outokumpu Oyj	274,472
116,600		Sumitomo Electric Industries Ltd	1,358,848
520,000		Sumitomo Metal Industries Ltd	1,175,740
81,000		Sumitomo Metal Mining Co Ltd	1,010,479
74,842		Tenaris S.A.	1,290,858
18,600		Tokyo Steel Manufacturing Co Ltd	215,021
17,609		Umicore	508,041
9,047		Vallourec	1,559,814
18,146		Voestalpine AG.	494,201
7,000		Yamato Kogyo Co Ltd	174,478

		TOTAL PRIMARY METAL INDUSTRIES	21,653,466

PRINTING AND PUBLISHING - 0.7%
87,000		Dai Nippon Printing Co Ltd	1,004,094
326,871		John Fairfax Holdings Ltd	357,158
18,184		Lagardere S.C.A.	567,146
119,236		Orkla ASA	762,531
19,740		PagesJaunes Groupe S.A.	203,463
127,860		Pearson plc	1,681,587
116,497		Reed Elsevier NV	1,289,648
192,123		Reed Elsevier plc	1,424,552
12,466		Sanoma-WSOY Oyj	215,235
259,000		Singapore Press Holdings Ltd	697,181

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

86,000		Toppan Printing Co Ltd	$680,051
46,459		Wolters Kluwer NV	890,944

		TOTAL PRINTING AND PUBLISHING	9,773,590

RAILROAD TRANSPORTATION - 0.6%
465,040	*	Asciano Group	624,498
238		Central Japan Railway Co	1,965,129
54,100		East Japan Railway Co	3,602,278
82,576		Firstgroup plc	448,237
177,000		Hankyu Hanshin Holdings, Inc	781,084
220,462		MTR Corp	751,824
277		West Japan Railway Co	1,012,953

		TOTAL RAILROAD TRANSPORTATION	9,186,003

REAL ESTATE - 2.2%
21,318		Beni Stabili S.P.A.	16,163
141,555		British Land Co plc	914,366
394,000		CapitaLand Ltd	1,004,677
343,330		CapitaMall Trust	447,606
219,000		Cheung Kong Holdings Ltd	2,527,429
87,400		City Developments Ltd	687,966
9,126		Corio NV	443,167
2,847		Gecina S.A.	257,191
924,400	*	Genting International plc	764,579
108,530		Hammerson plc	553,255
124,000		Hang Lung Group Ltd	668,256
334,000		Hang Lung Properties Ltd	1,277,531
165,344		Henderson Land Development Co Ltd	968,429
88,540		Hopewell Holdings	250,060
96,932		Hysan Development Co Ltd	274,014
3,541		ICADE	298,860
161,355		IMMOFINANZ Immobilien Anlagen AG.	414,298
114,000		Keppel Land Ltd	314,578
14,063		Klepierre	388,547
120,666		Land Securities Group plc	998,603
23,051		Leighton Holdings Ltd	554,400
76,841		Liberty International plc	354,995
353,436		Link Real Estate Investment Trust	877,005
938,479		Macquarie Goodman Group	496,371
525,712		Mirvac Group	574,129
188,000		Mitsubishi Estate Co Ltd	2,617,273
131,000		Mitsui Fudosan Co Ltd	1,823,319
477,000	*	Mongolia Energy Co ltd	165,951
391,013		New World Development Ltd	634,789
14,700		Nomura Real Estate Holdings, Inc	183,973
182		NTT Urban Development Corp	144,588
113,487		Segro plc	427,894
261,384		Sino Land Co	467,126
378,853		Stockland Trust Group	1,175,815
59,000		Sumitomo Realty & Development Co Ltd	1,002,523
225,000		Sun Hung Kai Properties Ltd	3,077,093
68,000		Tokyo Tatemono Co Ltd	209,556

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

80,000		Tokyu Land Corp	$279,653
14,298		Unibail	2,330,318
139,000		Wheelock & Co Ltd	391,857

		TOTAL REAL ESTATE	31,258,203

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.9%
25,000		Asics Corp	228,897
131,166		Bayer AG.	7,329,739
103,600		Bridgestone Corp	1,638,141
73,000		Denki Kagaku Kogyo KK	339,783
23,295		Michelin (C.G.D.E.) (Class B)	1,623,013
139,000		Mitsui Chemicals, Inc	388,468
17,300	*	NOK Corp	274,721
16,364		Nokian Renkaat Oyj	400,480
409,977		Pirelli & C S.p.A.	225,772
821		Puma AG. Rudolf Dassler Sport	218,205
26,200		Sumitomo Rubber Industries, Inc	231,083

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	12,898,302

SECURITY AND COMMODITY BROKERS - 1.5%
27,248		Australian Stock Exchange Ltd	664,694
179,335		Credit Suisse Group	6,742,499
257,000		Daiwa Securities Group, Inc	1,085,042
30,648		Deutsche Boerse AG.	1,861,972
160,300		Hong Kong Exchanges and Clearing Ltd	2,500,115
88,516		ICAP plc	530,540
933,742		Legal & General Group plc	1,088,314
23,199		London Stock Exchange Group plc	193,688
53,524	*	Macquarie Group Ltd	1,645,140
273,840		Man Group plc	907,754
19,800		Matsui Securities Co Ltd	120,895
569,400	*	Nomura Holdings, Inc	3,110,907
18,757		Schroders plc	337,587
87,022		Shinko Securities Co Ltd	194,017
132,000		Singapore Exchange Ltd	692,239

		TOTAL SECURITY AND COMMODITY BROKERS	21,675,403

SPECIAL TRADE CONTRACTORS - 0.0%
21,000		Kinden Corp	178,824

		TOTAL SPECIAL TRADE CONTRACTORS	178,824

STONE, CLAY, AND GLASS PRODUCTS - 0.9%
161,000		Asahi Glass Co Ltd	1,511,762
93,131	m	Boral Ltd	373,051
41,584		Cimpor Cimentos de Portugal S.A.	233,668
111,201		CRH plc	2,306,664
22,392		HeidelbergCement AG.	1,058,260
39,183		Holcim Ltd	2,622,978
66,962	*	James Hardie Industries NV	346,752
31,420		Lafarge S.A.	1,713,258
39,000		NGK Insulators Ltd	607,426
111,000		Nippon Sheet Glass Co Ltd	271,553

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,134		Pargesa Holding S.A.	$271,084
324		Sika AG.	574,339
160,000	*	Taiheiyo Cement Corp	202,032
46,000		Toto Ltd	305,555

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	12,398,382

TEXTILE MILL PRODUCTS - 0.0%
20,000		Nisshinbo Industries, Inc	191,710
154,000		Teijin Ltd	457,220

		TOTAL TEXTILE MILL PRODUCTS	648,930

TOBACCO PRODUCTS - 1.2%
318,000		British American Tobacco plc	10,091,985
162,583		Imperial Tobacco Group plc	4,542,680
708		Japan Tobacco, Inc	2,202,655
40,464		Swedish Match AB	884,232

		TOTAL TOBACCO PRODUCTS	17,721,552

TRANSPORTATION BY AIR - 0.3%
4,524		Aeroports de Paris	290,230
22,635	*	Air France-KLM	269,115
140,000	*	All Nippon Airways Co Ltd	443,775
140,756		Auckland International Airport Ltd	179,951
88,315	*	British Airways plc	256,579
203,000		Cathay Pacific Airways Ltd	401,479
7,929	*	Continental AG.	411,590
5,655		Fraport AG. Frankfurt Airport Services Worldwide	240,500
90,910	*	Iberia Lineas Aereas de Espana	256,638
113,890		Macquarie Airports	255,247
169,733		Qantas Airways Ltd	311,146
41,178	*	Ryanair Holdings plc	180,665
28	*	Ryanair Holdings plc (ADR)	759
84,933		Singapore Airlines Ltd	880,682

		TOTAL TRANSPORTATION BY AIR	4,378,356

TRANSPORTATION EQUIPMENT - 4.5%
29,600	*	Aisin Seiki Co Ltd	796,907
564,352		BAE Systems plc	2,626,618
52,933		Bayerische Motoren Werke AG.	2,571,302
8,019		Bayerische Motoren Werke AG. (Preference)	280,551
176,939		Cobham plc	560,531
167,000		Cosco Corp Singapore Ltd	175,673
30,000	*	Daihatsu Motor Co Ltd	279,219
143,084		DaimlerChrysler AG. (EUR)	7,237,970
76,500		Denso Corp	2,114,376
3,563		Elbit Systems Ltd	180,854
65,871		European Aeronautic Defence and Space Co	1,344,283
121,038		Fiat S.p.A.	1,243,254
91,000	*	Fuji Heavy Industries Ltd	487,494
42,000	*	Hino Motors Ltd	207,084
261,500		Honda Motor Co Ltd	7,680,999
183,000	*	Isuzu Motors Ltd	549,914

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

22,009		Jardine Cycle & Carriage Ltd	$468,363
32,300		JTEKT Corp	298,716
219,000		Kawasaki Heavy Industries Ltd	530,986
197,000		Keppel Corp Ltd	1,189,399
15,000	*	Koito Manufacturing Co Ltd	220,888
16,962		MAN AG.	1,398,380
252,000		Mazda Motor Corp	588,885
623,000	*	Mitsubishi Motors Corp	788,080
112,000		Mitsui Engineering & Shipbuilding Co Ltd	226,217
29,000	*	NHK Spring Co Ltd	265,263
79,000		NSK Ltd	548,665
25,506	*	Peugeot S.A.	648,307
14,139		Porsche AG.	604,479
30,606	*	Renault S.A.	1,134,484
296,377		Rolls-Royce Group plc	2,473,796
49,460		Scania AB (B Shares)	754,949
137,600		SembCorp Marine Ltd	376,022
10,400		Shimano, Inc	446,229
264,000		Singapore Technologies Engineering Ltd	617,163
54,500	*	Suzuki Motor Corp	1,069,584
13,789		Thales S.A.	445,165
136,341		Tomkins PLC	457,926
10,000	*	Toyoda Gosei Co Ltd	248,006
27,600	*	Toyota Industries Corp	700,380
437,500	*	Toyota Motor Corp	15,031,905
5,039		Volkswagen AG.	427,489
27,177		Volkswagen AG. (Preference)	2,384,796
171,727		Volvo AB (B Shares)	1,899,094
41,100	*	Yamaha Motor Co Ltd	543,351
253,000		Yangzijiang Shipbuilding	241,314

		TOTAL TRANSPORTATION EQUIPMENT	65,365,310

TRANSPORTATION SERVICES - 0.2%
41,754		Autostrade S.p.A.	739,997
68,024		Cintra Concesiones de Infraestructuras de Transporte S.A.	439,971
34,936		Deutsche Lufthansa AG.	482,973
104,249		Toll Holdings Ltd	474,752
21,812	*	TUI AG.	191,672

		TOTAL TRANSPORTATION SERVICES	2,329,365

TRUCKING AND WAREHOUSING - 0.4%
132,969		Deutsche Post AG.	1,938,705
32,327		DSV AS	465,430
110,123		Kerry Properties Ltd	475,835
18,000		Mitsubishi Logistics Corp	200,599
4,678		Neopost S.A.	338,748
131,000		Nippon Express Co Ltd	590,295
58,605		TNT NV	1,476,090
61,500		Yamato Transport Co Ltd	813,984

		TOTAL TRUCKING AND WAREHOUSING	6,299,686

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

WATER TRANSPORTATION - 0.5%
85		AP Moller - Maersk AS (Class A)	$646,461
211		AP Moller - Maersk AS (Class B)	1,661,798
25,826		Carnival plc	836,540
384		Israel Corp Ltd	238,128
44,000		Kamigumi Co Ltd	337,622
104,000	*	Kawasaki Kisen Kaisha Ltd	422,898
8,342		Kuehne & Nagel International AG.	858,715
177,000		Mitsui OSK Lines Ltd	1,170,264
138,250		Neptune Orient Lines Ltd	195,271
232,000		Nippon Yusen Kabushiki Kaisha	845,471
34,300		Orient Overseas International Ltd	245,188

		TOTAL WATER TRANSPORTATION	7,458,356

WHOLESALE TRADE-DURABLE GOODS - 2.2%
50,782		Assa Abloy AB (Class B)	1,015,026
50,648		Bunzl plc	507,178
10,400	*	Canon Marketing Japan, Inc	146,372
61,401		Compagnie de Saint-Gobain	2,288,078
204,871	*	Fortescue Metals Group Ltd	694,805
238,800		Itochu Corp	1,866,809
357,300		Li & Fung Ltd	1,598,551
216,200		Mitsubishi Corp	4,472,839
275,200		Mitsui & Co Ltd	3,210,422
394,900	*	Nissan Motor Co Ltd	2,751,852
126,000		Nisshin Steel Co Ltd	200,339
28,741		Prysmian S.p.A.	412,493
12,979		Rautaruukki Oyj	189,166
37,378		Schneider Electric S.A.	3,775,176
25,009		Sims Group Ltd	355,350
178,200		Sumitomo Corp	1,779,683
18,600		THK Co Ltd	384,816
52,801		ThyssenKrupp AG.	1,301,182
159,051		Wesfarmers Ltd	3,801,540
23,483		Wesfarmers Ltd PPS	563,099
45,520	*	Wolseley plc	903,566

		TOTAL WHOLESALE TRADE-DURABLE GOODS	32,218,342

WHOLESALE TRADE-NONDURABLE GOODS - 1.2%
5,000		ABC-Mart, Inc	196,142
36,487		Akzo Nobel NV	1,896,410
6,500		Alfresa Holdings Corp	314,153
31,267		Billabong International Ltd	227,064
8,522		Casino Guichard Perrachon S.A.	646,691
13,144		Celesio AG.	286,612
656		Delek Group Ltd	135,951
179,632		Esprit Holdings Ltd	964,868
308,915		Foster’s Group Ltd	1,463,186
26,000		Kikkoman Corp	271,452
11,165		Koninklijke Vopak NV	409,149
255,000		Marubeni Corp	1,307,232
115,737		Metcash Ltd	406,783
485,890		Noble Group Ltd	587,287

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

211,700	*	Sojitz Holdings Corp	$330,851
10,900		Suzuken Co Ltd	364,852
258,412		Unilever NV	7,057,026

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	16,865,709

		TOTAL COMMON STOCKS	1,431,556,280

		(Cost $1,728,425,661)

RIGHTS / WARRANTS - 0.0%
DEPOSITORY INSTITUTIONS - 0.0%
11		Dexia SA - Rts	2
51,191		Mediobanca S.p.A.	2,072

		TOTAL DEPOSITORY INSTITUTIONS	2,074

ELECTRIC, GAS, AND SANITARY SERVICES - 0.0%
611,306	m	Iberdrola S.A.	142,779

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	142,779

HOLDING AND OTHER INVESTMENT OFFICES - 0.0%
989,098	m	GPT Group	0

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	0

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.0%
20,261		Zardoya Otis S.A.	12,908

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	12,908

PRIMARY METAL INDUSTRIES - 0.0%
32,113		Norsk Hydro ASA	16,580

		TOTAL PRIMARY METAL INDUSTRIES	16,580

REAL ESTATE - 0.0%
33,068		Henderson Land Development Co Ltd	5,606

		TOTAL REAL ESTATE	5,606

		TOTAL RIGHTS / WARRANTS	179,947

		(Cost $165,257)

		TOTAL INVESTMENTS - 99.3%	1,431,736,227
		(Cost $1,728,590,918)
		OTHER ASSETS & LIABILITIES, NET - 0.7%	10,153,234

		NET ASSETS - 100.0%	$1,441,889,461

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.
d	All or a portion of these securities has been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $345,058.
f	Restricted security.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2010

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$38,307,633	2.7%

TOTAL DOMESTIC	38,307,633	2.7

FOREIGN

ARGENTINA	1,290,858	0.1
AUSTRALIA	112,432,124	7.9
AUSTRIA	4,103,160	0.3
BELGIUM	13,244,822	0.9
CHINA	1,352,814	0.1
CYPRUS	349,124	0.0
DENMARK	14,006,072	1.0
FINLAND	14,330,775	1.0
FRANCE	129,224,902	9.0
GERMANY	108,238,150	7.6
GREECE	3,540,727	0.2
HONG KONG	33,763,621	2.4
INDIA	690,566	0.0
IRELAND	5,793,766	0.4
ISRAEL	12,038,204	0.8
ITALY	38,232,873	2.7
JAPAN	323,817,556	22.6
JERSEY, C.I.	1,370,122	0.1
KAZAKHSTAN	533,210	0.0
LUXEMBOURG	5,618,153	0.4
MACAU	898,475	0.1
MALAYSIA	764,579	0.1
MEXICO	398,414	0.0
NETHERLANDS	63,448,812	4.4
NEW ZEALAND	1,397,145	0.1
NORWAY	10,085,485	0.7
PORTUGAL	3,836,619	0.3
SINGAPORE	22,497,222	1.6
SPAIN	48,387,786	3.4
SWEDEN	39,942,107	2.8
SWITZERLAND	113,311,377	7.9
TAIWAN	236,946	0.0
UNITED KINGDOM	264,252,028	18.4

TOTAL FOREIGN	1,393,428,594	97.3

TOTAL PORTFOLIO	$1,431,736,227	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.4%

AMUSEMENT AND RECREATION SERVICES - 0.9%
2,800	Nintendo Co Ltd	$822,106
83,403	OPAP S.A.	1,037,709
9,700	Oriental Land Co Ltd	810,655
52,000	Sega Sammy Holdings, Inc	746,961
24,630	Sky City Entertainment Group Ltd	47,988
123,393	TABCORP Holdings Ltd	653,954

	TOTAL AMUSEMENT AND RECREATION SERVICES	4,119,373

APPAREL AND ACCESSORY STORES - 0.6%
3,400	Fast Retailing Co Ltd	514,469
43,534	Inditex S.A.	2,482,367

	TOTAL APPAREL AND ACCESSORY STORES	2,996,836

APPAREL AND OTHER TEXTILE PRODUCTS - 0.1%
3,400	Shimamura Co Ltd	307,419

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	307,419

BUSINESS SERVICES - 2.0%
52,815	Aggreko plc	1,108,735
9,510	Computershare Ltd	84,103
2,100	Dena Co Ltd	55,449
294,000	Fujitsu Ltd	1,837,741
168,094	Group 4 Securicor plc	666,450
67,975	Indra Sistemas S.A.	1,086,806
210	NTT Data Corp	775,150
1,140	Obic Co Ltd	220,050
215,496	Sage Group plc	741,435
20,267	SAP AG.	901,217
41,912	Securitas AB (B Shares)	379,910
11,200	Softbank Corp	297,061
54,855	United Internet AG.	600,674
4,729	WPP plc	44,549
1,161	Yahoo! Japan Corp	462,745

	TOTAL BUSINESS SERVICES	9,262,075

CHEMICALS AND ALLIED PRODUCTS - 11.5%
15,000	Air Water, Inc	163,774
233,000	Asahi Kasei Corp	1,217,274
16,500	Astellas Pharma, Inc	552,844
116,956	AstraZeneca plc (ADR)	5,512,137
77,773	BASF AG.	4,249,540
18,316	Christian Dior S.A.	1,758,007
38,394	CSL Ltd	1,048,288
129,000	Daicel Chemical Industries Ltd	870,312

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

52,077		DSM NV	$2,070,162
36,200		Eisai Co Ltd	1,201,147
231,874		GlaxoSmithKline plc	3,937,419
41,258		Henkel KGaA (Preference)	2,014,657
7		Incitec Pivot Ltd	16
21,291		Israel Chemicals Ltd	221,803
2,191		L’Oreal S.A.	214,521
11,490		Makhteshim-Agan Industries Ltd	38,342
21,000		Mitsubishi Chemical Holdings Corp	95,853
139,002		Novartis AG.	6,736,468
24,451		Novo Nordisk AS (Class B)	1,975,461
38,788		Reckitt Benckiser Group plc	1,804,199
38,506		Roche Holding AG.	5,300,029
85,834		Sanofi-Aventis	5,169,544
38,700		Shiseido Co Ltd	852,997
78,900		Takeda Pharmaceutical Co Ltd	3,388,963
1,000		Tanabe Seiyaku Co Ltd	15,236
47,513		Teva Pharmaceutical Industries Ltd	2,482,423
98,000		Tosoh Corp	253,689

		TOTAL CHEMICALS AND ALLIED PRODUCTS	53,145,105

COMMUNICATIONS - 6.4%
83,085		Bezeq Israeli Telecommunication Corp Ltd	181,616
70,094		British Sky Broadcasting plc	731,907
108,075		BT Group plc	208,617
2,376		Cellcom Israel Ltd	59,175
236		Jupiter Telecommunications Co	225,948
43,223		M6-Metropole Television	874,011
118		Mediaset S.p.A.	671
51,300		Nippon Telegraph & Telephone Corp	2,089,751
1,226		NTT DoCoMo, Inc	1,856,518
4,083		Partner Communications	62,671
170,605		Royal KPN NV	2,174,618
6,006		Swisscom AG.	2,036,151
2,371,502		Telecom Italia RSP	2,166,269
281,298		Telecom Italia S.p.A.	310,652
221,468		Telefonica S.A.	4,102,624
124,043		Telenor ASA	1,562,608
27,000		Television Broadcasts Ltd	125,203
79,271		TeliaSonera AB	509,368
648,694		Telstra Corp Ltd	1,768,175
100,393		Vivendi Universal S.A.	2,040,194
316,743		Vodafone Group plc (ADR)	6,547,077

		TOTAL COMMUNICATIONS	29,633,824

DEPOSITORY INSTITUTIONS - 15.1%
91,961		Australia & New Zealand Banking Group Ltd	1,651,747
573,805		Banca Intesa S.p.A. RSP	1,142,893
27,299		Banco Bilbao Vizcaya Argentaria S.A.	281,259
494,033		Banco Santander Central Hispano S.A.	5,180,517
47,612	*	Bank Hapoalim Ltd	171,488
56,634	*	Bank Leumi Le-Israel	201,806

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

1,019,078		Barclays plc	$4,067,654
83,596		BNP Paribas	4,497,525
118,071		Commonwealth Bank of Australia	4,773,317
81,507		Credit Agricole S.A.	845,647
55,037		Deutsche Bank AG.	3,091,382
176,000		Fukuoka Financial Group, Inc	732,624
701,166		HSBC Holdings plc	6,405,642
163,675		Investec plc	1,101,378
25,912		Israel Discount Bank Ltd	43,815
1,050,200		Mitsubishi UFJ Financial Group, Inc	4,768,647
5,884	*	Mizrahi Tefahot Bank Ltd	42,819
121,572		National Australia Bank Ltd	2,350,502
325,205		Nordea Bank AB	2,681,692
57,726		OKO Bank (Class A)	586,160
437,000		Oversea-Chinese Banking Corp	2,751,837
1,250,806	*	Royal Bank of Scotland Group plc	761,765
49,712		Societe Generale	2,045,595
169,182		Standard Chartered plc	4,119,651
134,100		Sumitomo Mitsui Financial Group, Inc	3,795,344
15,000		Sumitomo Trust & Banking Co Ltd	76,367
100,259		Svenska Handelsbanken (A Shares)	2,452,723
239,299	*	UBS A.G. (Switzerland)	3,170,187
999,145		UniCredito Italiano S.p.A.	2,210,143
106,000		United Overseas Bank Ltd	1,474,657
86,382		Westpac Banking Corp	1,522,609
42,000		Yamaguchi Financial Group, Inc	401,397

		TOTAL DEPOSITORY INSTITUTIONS	69,400,789

EATING AND DRINKING PLACES - 0.4%
254,104		Compass Group plc	1,933,092

		TOTAL EATING AND DRINKING PLACES	1,933,092

ELECTRIC, GAS, AND SANITARY SERVICES - 5.5%
7,396		AGL Energy Ltd	90,965
93,100		Chubu Electric Power Co, Inc	2,310,407
114,500		CLP Holdings Ltd	828,761
43,636		Contact Energy Ltd	169,741
104,471		E.ON AG.	2,809,036
459,504		Enel S.p.A.	1,945,614
234,483		Energias de Portugal S.A.	697,831
101,653		Fortum Oyj	2,231,353
44,920		Gaz de France	1,278,000
38,000		Hong Kong & China Gas Ltd	93,965
163,000		Hong Kong Electric Holdings Ltd	970,875
305,751		International Power plc	1,365,783
11,200		Kansai Electric Power Co, Inc	273,148
16,500		Kyushu Electric Power Co, Inc	370,056
77,207		National Grid plc	563,686
2,852		Ormat Industries	21,100
93,000		Osaka Gas Co Ltd	335,447
59,215	*	Public Power Corp	849,042
61,005		Severn Trent plc	1,119,649

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

96,922		Suez Environnement S.A.	$1,599,435
187,150		Terna Rete Elettrica Nazionale S.p.A.	673,601
113,000		Toho Gas Co Ltd	602,757
73,000		Tokyo Electric Power Co, Inc	1,985,852
207,000		Tokyo Gas Co Ltd	944,983
154,019		United Utilities Group plc	1,205,257

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	25,336,344

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.7%
11,228		ABB Ltd	195,486
196,632		Ericsson (LM) (B Shares)	2,181,084
10,400		Hitachi Chemical Co Ltd	193,213
586,000	*	Hitachi Ltd	2,128,529
110,607		Koninklijke Philips Electronics NV	3,302,951
14,400		Kyocera Corp	1,165,771
59,926		Legrand S.A.	1,776,271
63,700		Matsushita Electric Industrial Co Ltd	795,412
10,000		Minebea Co Ltd	55,396
21,000		Mitsubishi Electric Corp	163,903
16,700		Murata Manufacturing Co Ltd	796,390
2,969	*	Nice Systems Ltd	75,347
4,800		Nidec Corp	401,842
11,100		Nitto Denko Corp	364,118
8,000		Rohm Co Ltd	480,393
83,000	*	Sharp Corp	875,537
56,100	*	Sony Corp	1,496,355
30,200	*	Sumco Corp	500,537

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	16,948,535

ENGINEERING AND MANAGEMENT SERVICES - 0.5%
80,323		Petrofac Ltd	1,413,119
236,000		SembCorp Industries Ltd	682,476
17,375		WorleyParsons Ltd	319,677

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,415,272

FABRICATED METAL PRODUCTS - 0.2%
64,800		Toyo Seikan Kaisha Ltd	945,574

		TOTAL FABRICATED METAL PRODUCTS	945,574

FOOD AND KINDRED PRODUCTS - 5.9%
51,000		Ajinomoto Co, Inc	461,407
40,800		Asahi Breweries Ltd	691,194
66,657		Associated British Foods plc	965,305
20,130		Carlsberg AS (Class B)	1,534,087
44,954		Coca-Cola Amatil Ltd	450,116
155,662		Diageo plc	2,445,126
1,682,000		Golden Agri-Resources Ltd	630,564
55,514		InBev NV	2,669,181
126,000		Kaneka Corp	730,957
17,232		Kerry Group plc (Class A)	478,337
25,100		MEIJI Holdings Co Ltd	1,026,915
208,281		Nestle S.A.	10,043,067

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

45,500	Nisshin Seifun Group, Inc	$513,753
245,767	Parmalat S.p.A.	571,242
1,689	Pernod-Ricard S.A.	131,007
17,906	Suedzucker AG.	323,515
191,500	Swire Pacific Ltd (Class A)	2,173,763
14,000	Toyo Suisan Kaisha Ltd	334,146
43,065	Unilever plc	1,151,214

	TOTAL FOOD AND KINDRED PRODUCTS	27,324,896

FOOD STORES - 1.2%
22,510	Delhaize Group	1,633,449
1,228	Discount Investment Corp	19,425
73,706	J Sainsbury plc	351,671
23,424	Koninklijke Ahold NV	289,752
89,885	Tesco plc	507,078
537,653	WM Morrison Supermarkets plc	2,124,558
13,916	Woolworths Ltd	314,988

	TOTAL FOOD STORES	5,240,921

FURNITURE AND HOME FURNISHINGS STORES - 0.3%
183,853	Harvey Norman Holdings Ltd	507,845
1,800	Nitori Co Ltd	155,158
10,670	Yamada Denki Co Ltd	697,176

	TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,360,179

GENERAL BUILDING CONTRACTORS - 1.6%
85,176	Balfour Beatty plc	302,943
35,800	Daito Trust Construction Co Ltd	2,027,305
4,429	Hochtief AG.	264,436
340,000	Kajima Corp	770,813
51,000	Sekisui House Ltd	436,178
520,000	Taisei Corp	1,040,014
57,611	Vinci S.A.	2,392,102

	TOTAL GENERAL BUILDING CONTRACTORS	7,233,791

GENERAL MERCHANDISE STORES - 0.7%
112,000	Aeon Co Ltd	1,185,109
84,000	J Front Retailing Co Ltd	404,273
51,871	Next plc	1,546,508
1,514	PPR	188,074

	TOTAL GENERAL MERCHANDISE STORES	3,323,964

HEALTH SERVICES - 0.1%
185,000	Fraser and Neave Ltd	676,495

	TOTAL HEALTH SERVICES	676,495

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.4%
7,353	Abertis Infraestructuras S.A.	105,691
39,624	Bouygues S.A.	1,529,544

	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,635,235

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 1.8%
23,796		Heineken Holding NV	$869,320
27,400		iShares MSCI EAFE Index Fund	1,274,374
174		Japan Prime Realty Investment Corp	366,527
16		Japan Real Estate Investment Corp	130,329
421	*	Japan Retail Fund Investment Corp	512,748
883		Nationale A Portefeuille	37,564
72		Nomura Real Estate Office Fund, Inc	358,439
679,223		Resolution Ltd	642,386
178,886		Westfield Group	1,817,797
441,000		Wharf Holdings Ltd	2,136,452

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,145,936

HOTELS AND OTHER LODGING PLACES - 0.1%
360,800	*	Wynn Macau Ltd	588,369

		TOTAL HOTELS AND OTHER LODGING PLACES	588,369

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.4%
43,000		ASM Pacific Technology	334,055
73,546		ASML Holding NV	2,023,975
79,710		Atlas Copco AB (A Shares)	1,165,414
36,248		Brambles Ltd	165,076
9,100		Brother Industries Ltd	94,469
100,900		Canon, Inc	3,760,488
92,132		Electrolux AB (Series B)	2,106,212
646,000		Ishikawajima-Harima Heavy Industries Co Ltd	1,027,993
15,100		Itochu Techno-Science Corp	551,801
11,100		Kurita Water Industries Ltd	303,318
3,470		Schindler Holding AG. (Reg)	289,625
41,583		SKF AB (B Shares)	746,298
4,800		SMC Corp	642,104
215,000		Sumitomo Heavy Industries Ltd	1,261,522
25,125		Wartsila Oyj (B Shares)	1,142,478

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	15,614,828

INSTRUMENTS AND RELATED PRODUCTS - 1.1%
1,510		Cochlear Ltd	94,056
8,383		Coloplast AS (Class B)	832,090
8,643		Fresenius AG. (Preference)	570,889
7,816		Fresenius SE	518,137
149,364		Invensys plc	534,717
54,000		Nippon Electric Glass Co Ltd	618,545
76,299		Safran S.A.	2,128,378

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,296,812

INSURANCE AGENTS, BROKERS AND SERVICE - 0.8%
51,600		Millea Holdings, Inc	1,356,555
153,218		QBE Insurance Group Ltd	2,324,940

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,681,495

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 3.0%
42,277		Allianz AG.	$4,184,295
9,167		CNP Assurances	623,660
46,640		Hannover Rueckversicherung AG.	1,998,776
8,498		Muenchener Rueckver AG.	1,067,033
464,997		Old Mutual plc	711,932
43,785		SCOR	836,265
313		Sony Financial Holdings, Inc	1,044,092
37,400		T&D Holdings, Inc	799,701
10,947		Zurich Financial Services AG.	2,412,867

		TOTAL INSURANCE CARRIERS	13,678,621

LEATHER AND LEATHER PRODUCTS - 0.3%
10,444		LVMH Moet Hennessy Louis Vuitton S.A.	1,136,755
150,000		Yue Yuen Industrial Holdings	465,578

		TOTAL LEATHER AND LEATHER PRODUCTS	1,602,333

METAL MINING - 5.1%
18,649	*	Anglo American plc	649,828
207,183		BHP Billiton Ltd	6,445,371
132,047		BHP Billiton plc	3,423,787
173,915		Boliden AB	1,922,221
61,851		Energy Resources of Australia Ltd	683,017
26,350		Eurasian Natural Resources Corp	335,300
79,431		Fresnillo plc	1,153,168
5,394		Newcrest Mining Ltd	157,378
52,377		Orica Ltd	1,101,774
33,849		Rio Tinto Ltd	1,861,505
105,221		Rio Tinto plc	4,620,716
87,584		Xstrata plc	1,146,883

		TOTAL METAL MINING	23,500,948

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
1,600		Sankyo Co Ltd	72,322
9,428		Societe BIC S.A.	669,596

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	741,918

MISCELLANEOUS RETAIL - 0.7%
36,390		Metro AG.	1,856,672
40,253		Origin Energy Ltd	502,185
39,300		Seven & I Holdings Co Ltd	900,413

		TOTAL MISCELLANEOUS RETAIL	3,259,270

NONDEPOSITORY INSTITUTIONS - 1.4%
15,100		Credit Saison Co Ltd	158,036
193,253		Criteria Caixacorp S.A.	790,295
20,800	*	K-Green Trust	15,608
14,990		ORIX Corp	1,085,948
46,757		Siemens AG.	4,181,930

		TOTAL NONDEPOSITORY INSTITUTIONS	6,231,817

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.0%
3,673		Imerys S.A.	$186,900

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	186,900

OIL AND GAS EXTRACTION - 0.6%
62,958		BG Group plc	936,365
99,689		SeaDrill Ltd	1,798,183

		TOTAL OIL AND GAS EXTRACTION	2,734,548

PAPER AND ALLIED PRODUCTS - 1.0%
15,984		Exor S.p.A.	268,726
44,400		Nippon Paper Group, Inc	1,228,956
42,000		OJI Paper Co Ltd	205,924
48,799		Svenska Cellulosa AB (B Shares)	573,941
166,028		UPM-Kymmene Oyj	2,198,093

		TOTAL PAPER AND ALLIED PRODUCTS	4,475,640

PETROLEUM AND COAL PRODUCTS - 5.8%
164,711		BP plc (ADR)	4,756,854
127,178		Caltex Australia Ltd	997,865
443,000		Cosmo Oil Co Ltd	1,057,793
36,915		ENI S.p.A.	677,614
6,000	*	JX Holdings, Inc	29,656
36,413		OMV AG.	1,093,501
129,199		Repsol YPF S.A.	2,607,243
185,821		Royal Dutch Shell plc (A Shares)	4,689,390
214,223		Royal Dutch Shell plc (B Shares)	5,177,923
58,289		Statoil ASA	1,122,927
101,935		Total S.A.	4,550,254

		TOTAL PETROLEUM AND COAL PRODUCTS	26,761,020

PRIMARY METAL INDUSTRIES - 1.7%
54,556		Johnson Matthey plc	1,212,069
86,000	*	Mitsubishi Materials Corp	228,589
351,000		Mitsui Mining & Smelting Co Ltd	926,300
139,000		Nippon Steel Corp	459,456
57,422		Norsk Hydro ASA	259,309
196,100		Sumitomo Electric Industries Ltd	2,285,336
33,000		Sumitomo Metal Mining Co Ltd	411,677
46,930		Umicore	1,353,986
4,041		Vallourec	696,718
5,600		Yamato Kogyo Co Ltd	139,582

		TOTAL PRIMARY METAL INDUSTRIES	7,973,022

PRINTING AND PUBLISHING - 0.6%
98,000		Dai Nippon Printing Co Ltd	1,131,049
86,822		Pearson plc	1,141,863
55,000		Toppan Printing Co Ltd	434,916

		TOTAL PRINTING AND PUBLISHING	2,707,828

RAILROAD TRANSPORTATION - 0.9%
258		Central Japan Railway Co	2,130,267

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

24,000		East Japan Railway Co	$1,598,053
27,500		MTR Corp	93,781
107		West Japan Railway Co	391,285

		TOTAL RAILROAD TRANSPORTATION	4,213,386

REAL ESTATE - 1.0%
111,049		British Land Co plc	717,314
33,000		Cheung Kong Holdings Ltd	380,845
5,773		Gecina S.A.	521,519
49,191		Hammerson plc	250,762
8,050		ICADE	679,419
5,571		Klepierre	153,921
685,463		Link Real Estate Investment Trust	1,700,886
2,000		Tokyo Tatemono Co Ltd	6,163
107,000		Wheelock & Co Ltd	301,645

		TOTAL REAL ESTATE	4,712,474

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.1%
16,906		Bayer AG.	944,731
34,137		Michelin (C.G.D.E.) (Class B)	2,378,398
766,368		Pirelli & C S.p.A.	422,034
159,200		Sumitomo Rubber Industries, Inc	1,404,136

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	5,149,299

SECURITY AND COMMODITY BROKERS - 1.7%
76,395		Credit Suisse Group	2,872,241
70,000		Daiwa Securities Group, Inc	295,537
45,100		Hong Kong Exchanges and Clearing Ltd	703,401
1,879,394		Legal & General Group plc	2,190,510
32,054	*	Macquarie Group Ltd	985,227
294,000		Shinko Securities Co Ltd	655,478

		TOTAL SECURITY AND COMMODITY BROKERS	7,702,394

STONE, CLAY, AND GLASS PRODUCTS - 0.6%
117,000		Asahi Glass Co Ltd	1,098,610
5,399		CRH plc	111,993
22,538	*	James Hardie Industries NV	116,709
912		Sika AG.	1,616,657

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,943,969

TOBACCO PRODUCTS - 1.1%
163,290		British American Tobacco plc	5,182,139

		TOTAL TOBACCO PRODUCTS	5,182,139

TRANSPORTATION BY AIR - 0.3%
116,081		Auckland International Airport Ltd	148,405
497,000		Cathay Pacific Airways Ltd	982,932
5,000		Singapore Airlines Ltd	51,846

		TOTAL TRANSPORTATION BY AIR	1,183,183

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION EQUIPMENT - 4.1%
900	*	Aisin Seiki Co Ltd	$24,230
56,873		Bayerische Motoren Werke AG.	2,762,693
10,000	*	Daihatsu Motor Co Ltd	93,073
8,911		DaimlerChrysler AG. (EUR)	450,767
12,800		Denso Corp	353,778
1,114		Elbit Systems Ltd	56,546
74,464		Fiat S.p.A.	764,864
132,500		Honda Motor Co Ltd	3,891,902
275,000	*	Isuzu Motors Ltd	826,373
29,000		Jardine Cycle & Carriage Ltd	617,135
104,000		Keppel Corp Ltd	627,906
538,000		Mitsui Engineering & Shipbuilding Co Ltd	1,086,648
293,124		Rolls-Royce Group plc	2,446,644
274,000		SembCorp Marine Ltd	748,765
101,700	*	Toyota Motor Corp	3,494,274

		TOTAL TRANSPORTATION EQUIPMENT	18,245,598

TRANSPORTATION SERVICES - 0.2%
18,977		Autostrade S.p.A.	336,325
98,085		Toll Holdings Ltd	446,681

		TOTAL TRANSPORTATION SERVICES	783,006

TRUCKING AND WAREHOUSING - 0.7%
93,535		Deutsche Post AG.	1,363,752
10,955		Neopost S.A.	793,285
184,000		Nippon Express Co Ltd	829,117
4,614		TNT NV	116,213

		TOTAL TRUCKING AND WAREHOUSING	3,102,367

WATER TRANSPORTATION - 0.2%
5,676		Carnival plc	183,854
111		Israel Corp Ltd	68,834
8,344		Kuehne & Nagel International AG.	858,921
7,000		Mitsui OSK Lines Ltd	46,282

		TOTAL WATER TRANSPORTATION	1,157,891

WHOLESALE TRADE-DURABLE GOODS - 2.0%
18,154		Compagnie de Saint-Gobain	676,500
156,100		Itochu Corp	1,220,305
82,800		Mitsubishi Corp	1,713,002
43,200		Mitsui & Co Ltd	503,962
332,300	*	Nissan Motor Co Ltd	2,315,625
8,237		Schneider Electric S.A.	831,936
74,426		Wesfarmers Ltd	1,778,885

		TOTAL WHOLESALE TRADE-DURABLE GOODS	9,040,215

WHOLESALE TRADE-NONDURABLE GOODS - 0.8%
4,200		Alfresa Holdings Corp	202,991
6,661		Casino Guichard Perrachon S.A.	505,469
191		Delek Group Ltd	39,583
106,000		Marubeni Corp	543,398

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

375,715		Metcash Ltd	$1,320,534
57,800	*	Sojitz Holdings Corp	90,332
22,000		Suzuken Co Ltd	736,398
15,984		Unilever NV	436,510

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,875,215

		TOTAL COMMON STOCKS	457,712,160

		(Cost $500,491,878)

RIGHTS / WARRANTS - 0.0%
PRIMARY METAL INDUSTRIES - 0.0%
17,476		Norsk Hydro ASA	9,023

		TOTAL PRIMARY METAL INDUSTRIES	9,023

		TOTAL RIGHTS / WARRANTS	9,023

		(Cost $0)

		TOTAL INVESTMENTS - 99.4%	457,721,183
		(Cost $500,491,878)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	2,802,174

		NET ASSETS - 100.0%	$460,523,357

		Abbreviation(s):
		ADR - American Depositary Receipt

	*	Non-income producing.

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2010

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$1,274,374	0.3%

TOTAL DOMESTIC	1,274,374	0.3

FOREIGN

AUSTRALIA	36,335,302	7.9
AUSTRIA	1,093,501	0.2
BELGIUM	5,694,180	1.2
DENMARK	4,341,638	1.0
FINLAND	6,158,084	1.3
FRANCE	43,708,450	9.6
GERMANY	34,154,132	7.5
GREECE	1,886,751	0.4
HONG KONG	11,292,142	2.5
IRELAND	590,330	0.1
ISRAEL	3,786,793	0.8
ITALY	11,490,648	2.5
JAPAN	106,204,312	23.2
KAZAKHSTAN	335,300	0.1
MACAU	588,369	0.1
MEXICO	1,153,168	0.3
NETHERLANDS	21,150,814	4.6
NEW ZEALAND	366,134	0.1
NORWAY	4,752,050	1.0
PORTUGAL	697,831	0.2
SINGAPORE	8,277,289	1.8
SPAIN	16,636,802	3.6
SWEDEN	14,718,863	3.2
SWITZERLAND	35,531,699	7.8
UNITED KINGDOM	85,502,227	18.7

TOTAL FOREIGN	456,446,809	99.7

TOTAL PORTFOLIO	$457,721,183	100.0%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%
AMUSEMENT AND RECREATION SERVICES - 0.0%
2,100	*	Madison Square Garden, Inc	$41,307

		TOTAL AMUSEMENT AND RECREATION SERVICES	41,307

APPAREL AND ACCESSORY STORES - 1.7%
1,200	*	Aeropostale, Inc	34,368
700		Chico’s FAS, Inc	6,916
57,900		Gap, Inc	1,126,734
6,400	*	J Crew Group, Inc	235,584
9,600		Limited Brands, Inc	211,872
17,200		Nordstrom, Inc	553,668
69,100		Ross Stores, Inc	3,682,339
104,700		TJX Companies, Inc	4,392,165

		TOTAL APPAREL AND ACCESSORY STORES	10,243,646

APPAREL AND OTHER TEXTILE PRODUCTS - 0.2%
26,000	*	Hanesbrands, Inc	625,560
11,700		Nike, Inc (Class B)	790,335

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,415,895

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.4%
54,700		Advance Auto Parts	2,744,846

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,744,846

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.2%
130,500		Home Depot, Inc	3,663,135
188,100		Lowe’s Cos, Inc	3,841,002

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,504,137

BUSINESS SERVICES - 10.1%
8,100	*	Autodesk, Inc	197,316
98,500	*	BMC Software, Inc	3,411,055
59,400		CA, Inc	1,092,960
41,000	*	Cognizant Technology Solutions Corp (Class A)	2,052,460
14,400	*	Compuware Corp	114,912
32,800	*	eBay, Inc	643,208
24,400	*	F5 Networks, Inc	1,673,108
2,600		Factset Research Systems, Inc	174,174
30,600	*	Google, Inc (Class A)	13,615,470
500	*	IHS, Inc (Class A)	29,210
122,500	*	Intuit, Inc	4,259,325
12,100		Mastercard, Inc (Class A)	2,414,313
722,600		Microsoft Corp	16,627,026
55,700		Moody’s Corp	1,109,544

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

27,900		Omnicom Group, Inc	$956,970
299,500		Oracle Corp	6,427,270
154,200	*	Symantec Corp	2,140,296
58,900		Total System Services, Inc	801,040
48,900	*	VeriSign, Inc	1,298,295
23,400		Visa, Inc (Class A)	1,655,550
30,600	*	VMware, Inc (Class A)	1,915,254

		TOTAL BUSINESS SERVICES	62,608,756

CHEMICALS AND ALLIED PRODUCTS - 8.7%
171,400		Abbott Laboratories	8,018,092
16,900		Albemarle Corp	671,099
38,800	*	Amgen, Inc	2,040,880
8,200		Ashland, Inc	380,644
20,000		Avery Dennison Corp	642,600
107,900	*	Celgene Corp	5,483,478
13,300	*	Cephalon, Inc	754,775
10,800		CF Industries Holdings, Inc	685,260
88,200		Colgate-Palmolive Co	6,946,632
132,200		Du Pont (E.I.) de Nemours & Co	4,572,798
43,300		Estee Lauder Cos (Class A)	2,413,109
191,600	*	Gilead Sciences, Inc	6,568,048
45,600	*	Hospira, Inc	2,619,720
400	*	Idexx Laboratories, Inc	24,360
17,700		International Flavors & Fragrances, Inc	750,834
22,000		Johnson & Johnson	1,299,320
31,600		Lubrizol Corp	2,537,796
42,400		Nalco Holding Co	867,504
8,200		Perrigo Co	484,374
12,895		PPG Industries, Inc	778,987
24,900		Procter & Gamble Co	1,493,502
29,300		RPM International, Inc	522,712
13,500		Scotts Miracle-Gro Co (Class A)	599,535
15,700		Sherwin-Williams Co	1,086,283
22,800		Sigma-Aldrich Corp	1,136,124
3,300	*	Valeant Pharmaceuticals International	172,557
4,800		Valspar Corp	144,576
10,400	*	Warner Chilcott plc	237,640

		TOTAL CHEMICALS AND ALLIED PRODUCTS	53,933,239

COAL MINING - 0.0%
13,300		Arch Coal, Inc	263,473

		TOTAL COAL MINING	263,473

COMMUNICATIONS - 1.5%
9,300		CBS Corp (Class B)	120,249
13,400	*	Clearwire Corp (Class A)	97,552
163,000	*	DIRECTV	5,528,960
42,300		Global Payments, Inc	1,545,642
154,500	*	MetroPCS Communications, Inc	1,265,355
25,800	*	NII Holdings, Inc (Class B)	839,016

		TOTAL COMMUNICATIONS	9,396,774

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 0.9%
71,100		Wells Fargo & Co	$1,820,160
267,100		Western Union Co	3,982,461

		TOTAL DEPOSITORY INSTITUTIONS	5,802,621

EATING AND DRINKING PLACES - 1.9%
7,700		Brinker International, Inc	111,342
300	*	Chipotle Mexican Grill, Inc (Class A)	41,043
16,242		Darden Restaurants, Inc	631,002
77,300		McDonald’s Corp	5,091,751
216,100		Starbucks Corp	5,251,230

		TOTAL EATING AND DRINKING PLACES	11,126,368

EDUCATIONAL SERVICES - 0.7%
19,500	*	Apollo Group, Inc (Class A)	828,165
42,400		DeVry, Inc	2,225,576
900	*	Education Management Corp	13,725
16,500	*	ITT Educational Services, Inc	1,369,830

		TOTAL EDUCATIONAL SERVICES	4,437,296

ELECTRIC, GAS, AND SANITARY SERVICES - 0.8%
59,400		Constellation Energy Group, Inc	1,915,650
8,500		Exelon Corp	322,745
17,800		Integrys Energy Group, Inc	778,572
23,200	*	Stericycle, Inc	1,521,456
27,700		Williams Cos, Inc	506,356

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,044,779

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.4%
146,600		Analog Devices, Inc	4,084,276
103,100	*	Apple Computer, Inc	25,932,743
11,300	*	Atheros Communications, Inc	311,202
47,400	*	Atmel Corp	227,520
12,300	*	Avago Technologies Ltd	259,038
146,800		Broadcom Corp (Class A)	4,839,996
576,400	*	Cisco Systems, Inc	12,283,084
11,200	*	Cypress Semiconductor Corp	112,448
273,500	*	Dell, Inc	3,298,410
10,000	*	Harman International Industries, Inc	298,900
47,700		Harris Corp	1,986,705
222,100		Hewlett-Packard Co	9,612,488
30,100	*	Integrated Device Technology, Inc	148,995
516,300		Intel Corp	10,042,035
11,800	*	JDS Uniphase Corp	116,112
117,400	*	Marvell Technology Group Ltd	1,850,224
116,200	*	Micron Technology, Inc	986,538
116,400	*	Motorola, Inc	758,928
97,500	*	NetApp, Inc	3,637,725
166,200		Qualcomm, Inc	5,458,008
5,700	*	Rambus, Inc	99,864
5,700		Regal-Beloit Corp	317,946

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

19,200	*	SanDisk Corp	$807,744
294,786	*	Sirius XM Radio, Inc	279,899
7,800		Texas Instruments, Inc	181,584
41,300	*	Vishay Intertechnology, Inc	319,662
3,700		Whirlpool Corp	324,934

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	88,577,008

ENGINEERING AND MANAGEMENT SERVICES - 1.1%
93,700		Accenture plc	3,621,505
2,600		Core Laboratories NV	383,786
31,700	*	Jacobs Engineering Group, Inc	1,155,148
36,400	*	SAIC, Inc	609,336
4,300	*	Shaw Group, Inc	147,146
10,300	*	URS Corp	405,305

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,322,226

FABRICATED METAL PRODUCTS - 0.4%
5,500	*	Alliant Techsystems, Inc	341,330
3,000		Crane Co	90,630
13,800	*	Crown Holdings, Inc	345,552
16,235		Parker Hannifin Corp	900,393
9,600		Snap-On, Inc	392,736
9,200		Valmont Industries, Inc	668,472

		TOTAL FABRICATED METAL PRODUCTS	2,739,113

FOOD AND KINDRED PRODUCTS - 4.2%
84,500		Campbell Soup Co	3,027,635
120,100		Coca-Cola Co	6,019,412
19,200		Dr Pepper Snapple Group, Inc	717,888
4,600		Flowers Foods, Inc	112,378
42,900		General Mills, Inc	1,523,808
91,900		H.J. Heinz Co	3,971,918
65,500		Hershey Co	3,139,415
5,400		Hormel Foods Corp	218,592
9,600		Mead Johnson Nutrition Co	481,152
56,100		PepsiCo, Inc	3,419,295
226,200		Sara Lee Corp	3,189,420

		TOTAL FOOD AND KINDRED PRODUCTS	25,820,913

FOOD STORES - 0.5%
10,300	*	Panera Bread Co (Class A)	775,487
74,800	*	Whole Foods Market, Inc	2,694,296

		TOTAL FOOD STORES	3,469,783

FORESTRY - 0.2%
27,000		Rayonier, Inc	1,188,540

		TOTAL FORESTRY	1,188,540

FURNITURE AND FIXTURES - 0.0%
4,100		Hill-Rom Holdings, Inc	124,763

		TOTAL FURNITURE AND FIXTURES	124,763

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.4%
28,200	*	Bed Bath & Beyond, Inc	$1,045,656
88	*	GameStop Corp (Class A)	1,654
56,400		Williams-Sonoma, Inc	1,399,848

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,447,158

GENERAL BUILDING CONTRACTORS - 0.0%
28,800	*	Pulte Homes, Inc	238,464

		TOTAL GENERAL BUILDING CONTRACTORS	238,464

GENERAL MERCHANDISE STORES - 3.0%
31,600	*	Big Lots, Inc	1,014,044
9,800	*	BJ’s Wholesale Club, Inc	362,698
9,500		Costco Wholesale Corp	520,885
37,000		Family Dollar Stores, Inc	1,394,530
4,700		Macy’s, Inc	84,130
137,200		Target Corp	6,746,124
164,600		Wal-Mart Stores, Inc	7,912,321

		TOTAL GENERAL MERCHANDISE STORES	18,034,732

HEALTH SERVICES - 3.1%
92,600		AmerisourceBergen Corp	2,940,050
120,100	*	Express Scripts, Inc	5,647,102
62,600		McKesson Corp	4,204,216
111,100	*	Medco Health Solutions, Inc	6,119,388

		TOTAL HEALTH SERVICES	18,910,756

HOLDING AND OTHER INVESTMENT OFFICES - 1.3%
3,100	*	Affiliated Managers Group, Inc	188,387
6,600		Apartment Investment & Management Co (Class A)	127,842
23,500	b	General Growth Properties, Inc	311,610
129,674		iShares Russell 1000 Growth Index Fund	5,944,256
7,200		Plum Creek Timber Co, Inc	248,616
6,100		UDR, Inc	116,693
1,700		Vornado Realty Trust	124,015
20,300	*	WABCO Holdings, Inc	639,044

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,700,463

HOTELS AND OTHER LODGING PLACES - 0.5%
9,600	*	Las Vegas Sands Corp	212,544
61,000		Marriott International, Inc (Class A)	1,826,340
18,300		Starwood Hotels & Resorts Worldwide, Inc	758,169
1,100		Wynn Resorts Ltd	83,897

		TOTAL HOTELS AND OTHER LODGING PLACES	2,880,950

INDUSTRIAL MACHINERY AND EQUIPMENT - 12.7%
124,100		3M Co	9,802,659
155,400		Applied Materials, Inc	1,867,908
6,500		Bucyrus International, Inc (Class A)	308,425
13,100		Carlisle Cos, Inc	473,303

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

91,300		Caterpillar, Inc	$5,484,391
600	*	CNH Global NV	13,590
45,800		Cummins, Inc	2,982,954
51,000		Deere & Co	2,839,680
12,800		Dover Corp	534,912
86,100	*	EMC Corp	1,575,630
101,000		Emerson Electric Co	4,412,690
36,600	*	FMC Technologies, Inc	1,927,356
184,200		General Electric Co	2,656,164
10,900		Graco, Inc	307,271
13,600		IDEX Corp	388,552
176,000		International Business Machines Corp	21,732,480
13,100		ITT Industries, Inc	588,452
74,700		Jabil Circuit, Inc	993,510
185,900		Johnson Controls, Inc	4,995,133
50,600		Joy Global, Inc	2,534,554
15,200		Manitowoc Co, Inc	138,928
11,800	*	Micros Systems, Inc	376,066
1,800	*	Oil States International, Inc	71,244
54,700		Raytheon Co	2,646,933
70,300	*	Seagate Technology, Inc	916,712
1,100		SPX Corp	58,091
77,600	*	Teradata Corp	2,365,248
16,100		Textron, Inc	273,217
12,300		Timken Co	319,677
11,300		Toro Co	555,056
8,500		Tyco International Ltd	299,455
25,000	*	Varian Medical Systems, Inc	1,307,000
76,700	*	Western Digital Corp	2,313,272
107,700		Xerox Corp	865,908

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	78,926,421

INSTRUMENTS AND RELATED PRODUCTS - 4.1%
33,600		Allergan, Inc	1,957,536
35,800		Bard (C.R.), Inc	2,775,574
38,300		Becton Dickinson & Co	2,589,846
6,600	*	Fossil, Inc	229,020
54,900		Garmin Ltd	1,601,982
18,300	*	Hologic, Inc	254,919
7,600	*	Intuitive Surgical, Inc	2,398,712
1,000		Kla-Tencor Corp	27,880
135,600		Medtronic, Inc	4,918,212
2,600	*	Mettler-Toledo International, Inc	290,238
1,300		National Instruments Corp	41,314
33,400		Rockwell Automation, Inc	1,639,606
13,000		Rockwell Collins, Inc	690,690
40,400	*	St. Jude Medical, Inc	1,458,036
36,500		Stryker Corp	1,827,190
1,100		Techne Corp	63,195
170,100	*	Teradyne, Inc	1,658,475
11,000	*	Waters Corp	711,700

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	25,134,125

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

INSURANCE CARRIERS - 1.5%
300		ACE Ltd	$15,444
11,300		Aetna, Inc	298,094
49,500		Aflac, Inc	2,112,165
1,200		Erie Indemnity Co (Class A)	54,600
59,200	*	Humana, Inc	2,703,664
14,800		Principal Financial Group	346,912
68,600		Progressive Corp	1,284,192
36,300		Prudential Financial, Inc	1,947,858
3,700		Reinsurance Group of America, Inc (Class A)	169,127

		TOTAL INSURANCE CARRIERS	8,932,056

LEATHER AND LEATHER PRODUCTS - 0.0%
5,200		Coach, Inc	190,060

		TOTAL LEATHER AND LEATHER PRODUCTS	190,060

METAL MINING - 1.5%
14,200		Cleveland-Cliffs, Inc	669,672
100,200		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,924,826
48,500		Newmont Mining Corp	2,994,390

		TOTAL METAL MINING	9,588,888

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.4%
129,900		Mattel, Inc	2,748,684

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,748,684

MISCELLANEOUS RETAIL - 2.0%
38,600	*	Amazon.com, Inc	4,217,436
35,100		Best Buy Co, Inc	1,188,486
57,200	*	Dick’s Sporting Goods, Inc	1,423,708
38,000	*	Dollar Tree, Inc	1,581,940
15,600		Petsmart, Inc	470,652
33,600		Tiffany & Co	1,273,776
77,200		Walgreen Co	2,061,240

		TOTAL MISCELLANEOUS RETAIL	12,217,238

MOTION PICTURES - 0.3%
6,747	*	Discovery Communications, Inc (Class C)	208,685
25,400		News Corp (Class A)	303,784
38,600		Regal Entertainment Group (Class A)	503,344
10,500		Scripps Networks Interactive (Class A)	423,570

		TOTAL MOTION PICTURES	1,439,383

NONDEPOSITORY INSTITUTIONS - 1.2%
127,700		American Express Co	5,069,690
28,900		Capital One Financial Corp	1,164,670
27,800		CapitalSource, Inc	132,328
37,500		Lender Processing Services, Inc	1,174,125

		TOTAL NONDEPOSITORY INSTITUTIONS	7,540,813

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 3.0%
6,600		Atlas America, Inc	$178,662
5,900		Baker Hughes, Inc	245,263
15,700	*	Cameron International Corp	510,564
19,167		Cimarex Energy Co	1,371,974
10,600	*	Concho Resources, Inc	586,498
1,500	*	Continental Resources, Inc	66,930
5,000		EOG Resources, Inc	491,850
1,700		EXCO Resources, Inc	24,837
28,200	*	Exterran Holdings, Inc	727,842
3,500	*	Forest Oil Corp	95,760
104,900		Halliburton Co	2,575,295
37,500	*	Mariner Energy, Inc	805,500
13,100	*	Nabors Industries Ltd	230,822
19,100		Occidental Petroleum Corp	1,473,565
28,600	*	Oceaneering International, Inc	1,284,140
900		Range Resources Corp	36,135
107,700		Schlumberger Ltd	5,960,118
20,000		Smith International, Inc	753,000
31,048		St. Mary Land & Exploration Co	1,246,888
400	*	Whiting Petroleum Corp	31,368

		TOTAL OIL AND GAS EXTRACTION	18,697,011

PAPER AND ALLIED PRODUCTS - 1.0%
68,200		International Paper Co	1,543,366
67,300		Kimberly-Clark Corp	4,080,399
7,500		Packaging Corp of America	165,150
2,300		Temple-Inland, Inc	47,541

		TOTAL PAPER AND ALLIED PRODUCTS	5,836,456

PETROLEUM AND COAL PRODUCTS - 5.8%
26,000		Chevron Corp	1,764,360
74,000		ConocoPhillips	3,632,660
515,600		Exxon Mobil Corp	29,425,292
11,862		Murphy Oil Corp	587,762

		TOTAL PETROLEUM AND COAL PRODUCTS	35,410,074

PRIMARY METAL INDUSTRIES - 0.1%
5,100		Carpenter Technology Corp	167,433
2,100	*	General Cable Corp	55,965
9,900	*	Titanium Metals Corp	174,141

		TOTAL PRIMARY METAL INDUSTRIES	397,539

PRINTING AND PUBLISHING - 0.2%
17,800		Dun & Bradstreet Corp	1,194,736
1,700		John Wiley & Sons, Inc (Class A)	65,739

		TOTAL PRINTING AND PUBLISHING	1,260,475

RAILROAD TRANSPORTATION - 0.1%
1,400	*	Kansas City Southern Industries, Inc	50,890
9,000		Norfolk Southern Corp	477,450

		TOTAL RAILROAD TRANSPORTATION	528,340

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.0%
2,500	*	CB Richard Ellis Group, Inc (Class A)	$34,025

		TOTAL REAL ESTATE	34,025

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
69,900	*	Goodyear Tire & Rubber Co	694,806

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	694,806

SECURITY AND COMMODITY BROKERS - 1.1%
7,600		Goldman Sachs Group, Inc	997,652
17,100	*	IntercontinentalExchange, Inc	1,932,813
1,300		Janus Capital Group, Inc	11,544
22,800		Morgan Stanley	529,188
60,900	*	Nasdaq Stock Market, Inc	1,082,802
41,800		SEI Investments Co	851,048
11,628		T Rowe Price Group, Inc	516,167
27,700		Waddell & Reed Financial, Inc (Class A)	606,076

		TOTAL SECURITY AND COMMODITY BROKERS	6,527,290

SPECIAL TRADE CONTRACTORS - 0.0%
11,598	*	Chicago Bridge & Iron Co NV (ADR)	218,158

		TOTAL SPECIAL TRADE CONTRACTORS	218,158

STONE, CLAY, AND GLASS PRODUCTS - 0.2%
41,400	*	Owens Corning, Inc	1,238,274
3,200	*	USG Corp	38,656

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,276,930

TOBACCO PRODUCTS - 1.3%
40,000		Lorillard, Inc	2,879,200
109,500		Philip Morris International, Inc	5,019,480

		TOTAL TOBACCO PRODUCTS	7,898,680

TRANSPORTATION BY AIR - 0.3%
400		Copa Holdings S.A. (Class A)	17,688
174,500	*	Delta Air Lines, Inc	2,050,375
4,200	*	UAL Corp	86,352

		TOTAL TRANSPORTATION BY AIR	2,154,415

TRANSPORTATION EQUIPMENT - 3.6%
3,300	*	Autoliv, Inc	157,905
33,400		Boeing Co	2,095,850
386,800	*	Ford Motor Co	3,898,944
32,700		General Dynamics Corp	1,914,912
27,300		Harley-Davidson, Inc	606,879
130,300		Honeywell International, Inc	5,085,609
43,086		Lockheed Martin Corp	3,209,907
14,000	*	Navistar International Corp	688,800
16,674	*	Oshkosh Truck Corp	519,562

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

23,100	*	TRW Automotive Holdings Corp	$636,867
50,900		United Technologies Corp	3,303,919

		TOTAL TRANSPORTATION EQUIPMENT	22,119,154

TRUCKING AND WAREHOUSING - 1.4%
2,100		Con-way, Inc	63,042
20,600		Landstar System, Inc	803,194
136,000		United Parcel Service, Inc (Class B)	7,737,040

		TOTAL TRUCKING AND WAREHOUSING	8,603,276

WATER TRANSPORTATION - 0.0%
1,039	*	Royal Caribbean Cruises Ltd	23,658

		TOTAL WATER TRANSPORTATION	23,658

WHOLESALE TRADE-DURABLE GOODS - 0.2%
14,600	*	Arrow Electronics, Inc	326,310
400	*	Emdeon, Inc	5,012
1,200	*	LKQ Corp	23,136
600		W.W. Grainger, Inc	59,670
16,400	*	WESCO International, Inc	552,188

		TOTAL WHOLESALE TRADE-DURABLE GOODS	966,316

WHOLESALE TRADE-NONDURABLE GOODS - 0.6%
15,100		Allscripts Healthcare Solutions, Inc	243,110
37,050		Cardinal Health, Inc	1,245,251
26,000	*	Henry Schein, Inc	1,427,400
29,300		Herbalife Ltd	1,349,265

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,265,026

		TOTAL COMMON STOCKS	616,647,303

		(Cost $611,337,917)

		TOTAL INVESTMENTS - 99.9%	616,647,303
		(Cost $611,337,917)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	815,901

		NET ASSETS - 100.0%	$617,463,204

		Abbreviation(s):
		ADR - American Depositary Receipt

	*	Non-income producing.
	b	In bankruptcy.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AMUSEMENT AND RECREATION SERVICES - 1.0%
12,589	*	Electronic Arts, Inc	$181,282
6,050		International Speedway Corp (Class A)	155,848
1,382	*	Madison Square Garden, Inc	27,184
11,944	*	Penn National Gaming, Inc	275,906
167,788		Walt Disney Co	5,285,322

		TOTAL AMUSEMENT AND RECREATION SERVICES	5,925,542

APPAREL AND ACCESSORY STORES - 0.6%
63,349		Foot Locker, Inc	799,464
56,605		Gap, Inc	1,101,533
32,694	*	Kohl’s Corp	1,552,965
14,751		Limited Brands, Inc	325,555

		TOTAL APPAREL AND ACCESSORY STORES	3,779,517

APPAREL AND OTHER TEXTILE PRODUCTS - 0.3%
217		Phillips-Van Heusen Corp	10,041
22,578		VF Corp	1,607,102

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,617,143

AUTO REPAIR, SERVICES AND PARKING - 0.2%
34,892	*	Hertz Global Holdings, Inc	330,078
21,308		Ryder System, Inc	857,221

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,187,299

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.0%
1,172	*	Autonation, Inc	22,854
1,534	*	Penske Auto Group, Inc	17,426

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	40,280

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.2%
60,155		Lowe’s Cos, Inc	1,228,365

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,228,365

BUSINESS SERVICES - 2.3%
2,858		Activision Blizzard, Inc	29,980
3,900	*	Alliance Data Systems Corp	232,128
50,864		CA, Inc	935,898
20,369		Computer Sciences Corp	921,697
47,414	*	Compuware Corp	378,364
54,572	*	Convergys Corp	535,351
9,626		DST Systems, Inc	347,884
97,174	*	eBay, Inc	1,905,582
1,334		Equifax, Inc	37,432

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

3,876		Manpower, Inc	$167,366
252,110		Microsoft Corp	5,801,050
79,520	*	Symantec Corp	1,103,738
80,449		Total System Services, Inc	1,094,106
10,091	*	Unisys Corp	186,583
21,500	*	Yahoo!, Inc	297,345

		TOTAL BUSINESS SERVICES	13,974,504

CHEMICALS AND ALLIED PRODUCTS - 14.5%
17,290		Abbott Laboratories	808,826
1,029		Alberto-Culver Co	27,876
114,469	*	Amgen, Inc	6,021,069
33,633		Ashland, Inc	1,561,244
119,270		Bristol-Myers Squibb Co	2,974,594
27,406		Cabot Corp	660,759
18,070	*	Cephalon, Inc	1,025,473
19,290		CF Industries Holdings, Inc	1,223,951
16,110		Colgate-Palmolive Co	1,268,824
32,518		Cytec Industries, Inc	1,300,395
141,265		Dow Chemical Co	3,350,805
27,403		Du Pont (E.I.) de Nemours & Co	947,870
527		Eastman Chemical Co	28,121
74,752		Eli Lilly & Co	2,504,192
109,652	*	Forest Laboratories, Inc	3,007,754
97,082		Huntsman Corp	841,701
264,090		Johnson & Johnson	15,597,156
164,622	*	King Pharmaceuticals, Inc	1,249,481
24,447		Lubrizol Corp	1,963,338
297,410		Merck & Co, Inc	10,400,428
26,260	*	Pactiv Corp	731,341
1,017,827		Pfizer, Inc	14,514,213
281,649		Procter & Gamble Co	16,893,307
4,626		Sherwin-Williams Co	320,073
5,037		Valspar Corp	151,714
12,000	*	Watson Pharmaceuticals, Inc	486,840

		TOTAL CHEMICALS AND ALLIED PRODUCTS	89,861,345

COAL MINING - 0.1%
6,160	*	Alpha Natural Resources, Inc	208,639
72		Arch Coal, Inc	1,426
7,500		Peabody Energy Corp	293,475

		TOTAL COAL MINING	503,540

COMMUNICATIONS - 7.5%
14,683	*	AOL, Inc	305,260
688,048		AT&T, Inc	16,643,880
3,275		Cablevision Systems Corp (Class A)	78,633
84,598		CBS Corp (Class B)	1,093,852
42,347		CenturyTel, Inc	1,410,579
328,863		Comcast Corp (Class A)	5,712,350
21,272	*	DIRECTV	721,546
82,609		DISH Network Corp (Class A)	1,499,353

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

15,570	*	IAC/InterActiveCorp	$342,073
6,107	*	Liberty Global, Inc (Class A)	158,721
217	*	Liberty Global, Inc (Series C)	5,640
2,102	*	Liberty Media Corp - Capital (Series A)	88,095
4,072	*	Liberty Media Corp - Starz	211,092
60,738	*	Liberty Media Holding Corp (Interactive A)	637,749
571,188		Qwest Communications International, Inc	2,998,737
613,279	*	Sprint Nextel Corp	2,600,303
22,903		Telephone & Data Systems, Inc	696,022
6,929		Time Warner Cable, Inc	360,862
11,281	*	US Cellular Corp	464,213
345,768		Verizon Communications, Inc	9,688,419
62,301		Windstream Corp	657,899

		TOTAL COMMUNICATIONS	46,375,278

DEPOSITORY INSTITUTIONS - 13.3%
1,155,153		Bank of America Corp	16,599,548
16,375		Bank of Hawaii Corp	791,731
90,345		Bank of New York Mellon Corp	2,230,618
40,610		BB&T Corp	1,068,449
2,524,354	*	Citigroup, Inc	9,491,571
2,866		City National Corp	146,825
12,732		Commerce Bancshares, Inc	458,225
2,307		Cullen/Frost Bankers, Inc	118,580
31,986		East West Bancorp, Inc	487,787
76,710		Fifth Third Bancorp	942,766
639		First Citizens Bancshares, Inc (Class A)	122,899
28,600	*	First Horizon National Corp	327,470
47,095		Hudson City Bancorp, Inc	576,443
98,754		Huntington Bancshares, Inc	547,097
521,621		JPMorgan Chase & Co	19,096,544
95,165		Keycorp	731,819
2,718		M&T Bank Corp	230,894
20,910		People’s United Financial, Inc	282,285
76,230		PNC Financial Services Group, Inc	4,306,995
103,790		Regions Financial Corp	682,938
23,969		State Street Corp	810,632
8,674		SunTrust Banks, Inc	202,104
157,119		Synovus Financial Corp	399,082
9,124		TCF Financial Corp	151,550
242,846		US Bancorp	5,427,608
628,789		Wells Fargo & Co	16,096,998
16,837		Zions Bancorporation	363,174

		TOTAL DEPOSITORY INSTITUTIONS	82,692,632

EATING AND DRINKING PLACES - 0.0%
42,181		Wendy’s/Arby’s Group, Inc (Class A)	168,724

		TOTAL EATING AND DRINKING PLACES	168,724

ELECTRIC, GAS, AND SANITARY SERVICES - 6.7%
118,446	*	AES Corp	1,094,441
1,427		AGL Resources, Inc	51,115

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

17,450		Alliant Energy Corp	$553,863
1,208		Ameren Corp	28,714
114,234		American Electric Power Co, Inc	3,689,758
12,520		American Water Works Co, Inc	257,912
1,507		Atmos Energy Corp	40,749
23,617	*	Calpine Corp	300,408
60,526		Centerpoint Energy, Inc	796,522
17,296		CMS Energy Corp	253,386
1,184		Consolidated Edison, Inc	51,030
62,051		Constellation Energy Group, Inc	2,001,145
10,114		Dominion Resources, Inc	391,816
39,616		DTE Energy Co	1,806,886
68,124		Duke Energy Corp	1,089,984
103,993		Edison International	3,298,658
22,464		El Paso Corp	249,575
24,443		Energen Corp	1,083,558
14,276		Entergy Corp	1,022,447
49,647		Exelon Corp	1,885,097
43,992		FirstEnergy Corp	1,549,838
40,197		FPL Group, Inc	1,960,006
65,835		MDU Resources Group, Inc	1,187,005
21,787		Northeast Utilities	555,133
43,473	*	NRG Energy, Inc	922,062
16,004		NV Energy, Inc	189,007
18,946		OGE Energy Corp	692,666
7,542		Oneok, Inc	326,192
83,708		PG&E Corp	3,440,399
33,339		Pinnacle West Capital Corp	1,212,206
118,003		Public Service Enterprise Group, Inc	3,697,035
12,550		Republic Services, Inc	373,112
21,488		SCANA Corp	768,411
22,367		Sempra Energy	1,046,552
16,594		Southern Co	552,248
2,234		Southern Union Co	48,835
3,104		TECO Energy, Inc	46,777
43,324		UGI Corp	1,102,163
15,420		Waste Management, Inc	482,491
3,067		Westar Energy, Inc	66,278
35,101		Williams Cos, Inc	641,646
1,227		Wisconsin Energy Corp	62,258
50,934		Xcel Energy, Inc	1,049,750

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	41,919,134

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.8%
36,731	*	Atmel Corp	176,309
9,974	*	Avnet, Inc	240,473
15,741	*	CommScope, Inc	374,164
8,037		Cooper Industries plc	353,628
134,501	*	Fairchild Semiconductor International, Inc	1,131,153
982	*	Harman International Industries, Inc	29,352
228,132		Intel Corp	4,437,168
14,262	*	JDS Uniphase Corp	140,338

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

33,537		L-3 Communications Holdings, Inc	$2,375,761
30,461	*	Marvell Technology Group Ltd	480,065
264,858	*	Micron Technology, Inc	2,248,644
229,804	*	Motorola, Inc	1,498,322
5,320		Regal-Beloit Corp	296,750
8,623		Tellabs, Inc	55,101
20,850		Texas Instruments, Inc	485,388
23,973	*	Thomas & Betts Corp	831,863
121,100	*	Vishay Intertechnology, Inc	937,314
11,344		Whirlpool Corp	996,230

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	17,088,023

ENGINEERING AND MANAGEMENT SERVICES - 0.4%
2,900		KBR, Inc	58,986
60,054	*	Shaw Group, Inc	2,055,047
6,476	*	URS Corp	254,831

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,368,864

FABRICATED METAL PRODUCTS - 0.2%
4,480		Ball Corp	236,678
22,472		Commercial Metals Co	297,080
15,869		Parker Hannifin Corp	880,095

		TOTAL FABRICATED METAL PRODUCTS	1,413,853

FOOD AND KINDRED PRODUCTS - 3.7%
7		Archer Daniels Midland Co	181
7,774		Coca-Cola Co	389,633
46,924		Coca-Cola Enterprises, Inc	1,213,455
32,628		ConAgra Foods, Inc	760,885
44,650	*	Constellation Brands, Inc (Class A)	697,433
41,975		Corn Products International, Inc	1,271,843
62,872		Del Monte Foods Co	904,728
42,671		Dr Pepper Snapple Group, Inc	1,595,469
59,636		General Mills, Inc	2,118,271
3,460		H.J. Heinz Co	149,541
4,700	*	Hansen Natural Corp	183,817
15,633		Hershey Co	749,290
157,329		Kraft Foods, Inc (Class A)	4,405,211
24,574		Mead Johnson Nutrition Co	1,231,649
762		Molson Coors Brewing Co (Class B)	32,278
40,960		PepsiCo, Inc	2,496,511
6,229	*	Ralcorp Holdings, Inc	341,349
19,093		Reynolds American, Inc	995,127
36,416		Sara Lee Corp	513,466
16,862	*	Smithfield Foods, Inc	251,244
140,005		Tyson Foods, Inc (Class A)	2,294,682

		TOTAL FOOD AND KINDRED PRODUCTS	22,596,063

FOOD STORES - 0.5%
102,014		Safeway, Inc	2,005,595
70,681		Supervalu, Inc	766,182
15,946	*	Whole Foods Market, Inc	574,375

		TOTAL FOOD STORES	3,346,152

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

FORESTRY - 0.0%
6,198		Rayonier, Inc	$272,836

		TOTAL FORESTRY	272,836

FURNITURE AND FIXTURES - 0.1%
5,822		Hill-Rom Holdings, Inc	177,163
9,770	*	Kinetic Concepts, Inc	356,703

		TOTAL FURNITURE AND FIXTURES	533,866

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
40,420	*	GameStop Corp (Class A)	759,492
6,503		RadioShack Corp	126,874
18,187		Williams-Sonoma, Inc	451,401

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,337,767

GENERAL BUILDING CONTRACTORS - 0.2%
22,032		DR Horton, Inc	216,575
5,200		Lennar Corp (Class A)	72,332
4,216		MDC Holdings, Inc	113,621
261	*	NVR, Inc	170,963
30,782	*	Pulte Homes, Inc	254,875
15,000	*	Toll Brothers, Inc	245,400

		TOTAL GENERAL BUILDING CONTRACTORS	1,073,766

GENERAL MERCHANDISE STORES - 0.8%
14,918	*	Big Lots, Inc	478,719
22,704		JC Penney Co, Inc	487,682
42,305		Macy’s, Inc	757,260
65,240		Wal-Mart Stores, Inc	3,136,086

		TOTAL GENERAL MERCHANDISE STORES	4,859,747

HEALTH SERVICES - 0.3%
70,208	*	Coventry Health Care, Inc	1,241,277
8,787		McKesson Corp	590,135

		TOTAL HEALTH SERVICES	1,831,412

HOLDING AND OTHER INVESTMENT OFFICES - 5.5%
75,920		Annaly Mortgage Management, Inc	1,302,028
2,343		Apartment Investment & Management Co (Class A)	45,384
9,317		AvalonBay Communities, Inc	869,928
174,650	*	Berkshire Hathaway, Inc (Class B)	13,917,858
16,405		Boston Properties, Inc	1,170,333
57,604		Brandywine Realty Trust	619,243
13,849		Camden Property Trust	565,732
1,236		Corporate Office Properties Trust	46,671
89,952		Duke Realty Corp	1,020,955
5,832		Equity Residential	242,844
1,133		Federal Realty Investment Trust	79,616
34,960		HCP, Inc	1,127,460

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,117		Health Care REIT, Inc	$257,648
41,900		Hospitality Properties Trust	884,090
99,535		Host Marriott Corp	1,341,732
78,557		HRPT Properties Trust	487,839
52,974		Kimco Realty Corp	711,971
3,421		Liberty Property Trust	98,696
15,324		Macerich Co	571,892
26,922		Mack-Cali Realty Corp	800,391
37,433		Nationwide Health Properties, Inc	1,338,978
19,852		Plum Creek Timber Co, Inc	685,490
1,928		Regency Centers Corp	66,323
54,201		Senior Housing Properties Trust	1,089,982
22,317		Simon Property Group, Inc	1,802,098
6,399		SL Green Realty Corp	352,201
32,840		Ventas, Inc	1,541,838
46,630		Virgin Media, Inc	778,255
6,559		Vornado Realty Trust	478,479

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	34,295,955

HOTELS AND OTHER LODGING PLACES - 0.2%
7,033		Marriott International, Inc (Class A)	210,568
55,074	*	MGM Mirage	530,913
17,928		Wyndham Worldwide Corp	361,070
1,895		Wynn Resorts Ltd	144,532

		TOTAL HOTELS AND OTHER LODGING PLACES	1,247,083

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.2%
1,599	*	AGCO Corp	43,125
6,108		Applied Materials, Inc	73,418
435		Bucyrus International, Inc (Class A)	20,641
22,102		Carlisle Cos, Inc	798,545
36,147		Dover Corp	1,510,583
14,619		Eaton Corp	956,667
21,564	*	EMC Corp	394,621
12,465		Gardner Denver, Inc	555,814
948,106		General Electric Co	13,671,688
20,140		Ingersoll-Rand plc	694,629
18,172		ITT Industries, Inc	816,286
58,124		Jabil Circuit, Inc	773,049
5,206		Johnson Controls, Inc	139,885
15,918		Joy Global, Inc	797,333
44,341	*	Lexmark International, Inc (Class A)	1,464,583
60,890		Northrop Grumman Corp	3,314,852
38,567	*	Oil States International, Inc	1,526,482
599		Pitney Bowes, Inc	13,154
59,243		Raytheon Co	2,866,769
62,380	*	Seagate Technology, Inc	813,435
22,247	*	Teradata Corp	678,089
50,310		Timken Co	1,307,557
47,620		Tyco International Ltd	1,677,653
68,934	*	Western Digital Corp	2,079,050
140,965		Xerox Corp	1,133,359

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	38,121,267

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 0.9%
4,180		Beckman Coulter, Inc	$252,012
5,850	*	Bio-Rad Laboratories, Inc (Class A)	505,967
67,119	*	Boston Scientific Corp	389,290
4,760		Cooper Cos, Inc	189,400
338		Danaher Corp	12,547
39,864		Garmin Ltd	1,163,232
3,155	*	Hologic, Inc	43,949
425		Kla-Tencor Corp	11,849
12,600	*	Life Technologies Corp	595,350
13,530		Medtronic, Inc	490,733
19,540	*	Thermo Electron Corp	958,437
19,465	*	Zimmer Holdings, Inc	1,052,084

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,664,850

INSURANCE AGENTS, BROKERS AND SERVICE - 0.2%
6,291		AON Corp	233,522
50,637		Hartford Financial Services Group, Inc	1,120,597

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,354,119

INSURANCE CARRIERS - 6.9%
18,210		ACE Ltd	937,451
56,672		Aetna, Inc	1,495,007
10,450		Aflac, Inc	445,902
17,171		Allied World Assurance Holdings Ltd	779,220
31,439		American Financial Group, Inc	858,913
611		American National Insurance Co	49,473
14,860	*	Arch Capital Group Ltd	1,107,070
27,985		Aspen Insurance Holdings Ltd	692,349
27,935		Assurant, Inc	969,345
54,732		Axis Capital Holdings Ltd	1,626,635
66,742		Chubb Corp	3,337,767
30,198		Cigna Corp	937,950
2,648		Everest Re Group Ltd	187,267
38,415	*	Genworth Financial, Inc (Class A)	502,084
42,022		HCC Insurance Holdings, Inc	1,040,465
12,170	*	Health Net, Inc	296,583
55,477	*	Humana, Inc	2,533,635
9,841		Lincoln National Corp	239,038
32,250		Metlife, Inc	1,217,760
9,644		Old Republic International Corp	116,982
35,945		PartnerRe Ltd	2,521,182
6,065		Progressive Corp	113,537
80,097		Prudential Financial, Inc	4,298,004
14,832		Reinsurance Group of America, Inc (Class A)	677,971
24,435		Stancorp Financial Group, Inc	990,595
21,610		Torchmark Corp	1,069,911
18,373		Transatlantic Holdings, Inc	881,169
70,035		Travelers Cos, Inc	3,449,223
155,668		UnitedHealth Group, Inc	4,420,971

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

104,900		UnumProvident Corp	$2,276,330
23,534		Validus Holdings Ltd	574,700
42,150	*	WellPoint, Inc	2,062,400
13,879		XL Capital Ltd	222,203

		TOTAL INSURANCE CARRIERS	42,929,092

METAL MINING - 0.4%
21,857		Cleveland-Cliffs, Inc	1,030,776
23,965		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,417,050

		TOTAL METAL MINING	2,447,826

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.6%
44,571		Jarden Corp	1,197,623
120,097		Mattel, Inc	2,541,253

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,738,876

MISCELLANEOUS RETAIL - 0.8%
20,992		Barnes & Noble, Inc	270,797
146,154		CVS Corp	4,285,234
25,508		Signet Jewelers Ltd	701,470
3,807		Tiffany & Co	144,323

		TOTAL MISCELLANEOUS RETAIL	5,401,824

MOTION PICTURES - 1.5%
4,520	*	Discovery Communications, Inc (Class A)	161,409
2,461	*	Discovery Communications, Inc (Class C)	76,119
156,201		News Corp (Class A)	1,868,164
163,230		Time Warner, Inc	4,718,980
74,574		Viacom, Inc (Class B)	2,339,386

		TOTAL MOTION PICTURES	9,164,058

NONDEPOSITORY INSTITUTIONS - 0.9%
30,492		American Express Co	1,210,532
48,089		Capital One Financial Corp	1,937,987
157,651		CapitalSource, Inc	750,419
1,830		Chimera Investment Corp	6,606
10,280	*	CIT Group, Inc	348,081
71,314		Discover Financial Services	996,970
43,606	*	SLM Corp	453,066

		TOTAL NONDEPOSITORY INSTITUTIONS	5,703,661

OIL AND GAS EXTRACTION - 4.4%
75,899		Anadarko Petroleum Corp	2,739,195
43,054		Apache Corp	3,624,716
6,716	*	Atwood Oceanics, Inc	171,392
29,453		Baker Hughes, Inc	1,224,361
2,500	*	Cameron International Corp	81,300
16,922		Chesapeake Energy Corp	354,516
9,409		Cimarex Energy Co	673,496
6,431	*	Comstock Resources, Inc	178,267
8,918	*	Concho Resources, Inc	493,433

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

31,278		Devon Energy Corp	$1,905,456
10,202		Ensco International plc (ADR)	400,735
156		EXCO Resources, Inc	2,279
6,523		Halliburton Co	160,140
767		Helmerich & Payne, Inc	28,011
89,554	*	Nabors Industries Ltd	1,577,941
56,437		National Oilwell Varco, Inc	1,866,372
5,543		Noble Energy, Inc	334,409
96,632		Occidental Petroleum Corp	7,455,159
6,230	*	Oceaneering International, Inc	279,727
7,670		Patterson-UTI Energy, Inc	98,713
12,663		Pioneer Natural Resources Co	752,815
17,473	*	Pride International, Inc	390,347
832		Range Resources Corp	33,405
5,275	*	Rowan Cos, Inc	115,734
6,549	*	SEACOR Holdings, Inc	462,752
2,611	*	Seahawk Drilling, Inc	25,379
6,171		St. Mary Land & Exploration Co	247,827
5,524		Tidewater, Inc	213,889
6,257	*	Unit Corp	253,972
44,350	*	Weatherford International Ltd	582,759
4,448	*	Whiting Petroleum Corp	348,812

		TOTAL OIL AND GAS EXTRACTION	27,077,309

PAPER AND ALLIED PRODUCTS - 1.1%
29,862		Bemis Co	806,274
7,290		Domtar Corporation	358,304
80,770		International Paper Co	1,827,825
29,494		Kimberly-Clark Corp	1,788,221
11,120		MeadWestvaco Corp	246,864
38,149		Packaging Corp of America	840,041
27,420		Sonoco Products Co	835,762
12,170		Temple-Inland, Inc	251,554

		TOTAL PAPER AND ALLIED PRODUCTS	6,954,845

PERSONAL SERVICES - 0.1%
3,961		Cintas Corp	94,945
15,061		Weight Watchers International, Inc	386,917

		TOTAL PERSONAL SERVICES	481,862

PETROLEUM AND COAL PRODUCTS - 5.4%
238,833		Chevron Corp	16,207,208
148,175		ConocoPhillips	7,273,911
28,874		Exxon Mobil Corp	1,647,839
2,299		Frontier Oil Corp	30,922
53,218		Hess Corp	2,678,994
87,145		Marathon Oil Corp	2,709,338
48,568		Murphy Oil Corp	2,406,544
24,918		Valero Energy Corp	448,026
4,870		Walter Industries, Inc	296,340

		TOTAL PETROLEUM AND COAL PRODUCTS	33,699,122

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

PIPELINES, EXCEPT NATURAL GAS - 0.1%
29,498		Spectra Energy Corp	$592,025

		TOTAL PIPELINES, EXCEPT NATURAL GAS	592,025

PRIMARY METAL INDUSTRIES - 0.8%
3,900		AK Steel Holding Corp	46,488
39,990		Alcoa, Inc	402,299
47,951	*	General Cable Corp	1,277,894
9,931		Hubbell, Inc (Class B)	394,161
3,461		Nucor Corp	132,487
36,467		Reliance Steel & Aluminum Co	1,318,282
5,159		Schnitzer Steel Industries, Inc (Class A)	202,233
25,764	*	Titanium Metals Corp	453,189
7,129		United States Steel Corp	274,823

		TOTAL PRIMARY METAL INDUSTRIES	4,501,856

PRINTING AND PUBLISHING - 0.3%
10,000		Gannett Co, Inc	134,600
7,420		McGraw-Hill Cos, Inc	208,799
72,579		R.R. Donnelley & Sons Co	1,188,118
5,130		Thomson Corp	183,808
513		Washington Post Co (Class B)	210,576

		TOTAL PRINTING AND PUBLISHING	1,925,901

RAILROAD TRANSPORTATION - 0.9%
45,961		CSX Corp	2,281,044
23,701		Norfolk Southern Corp	1,257,338
32,250		Union Pacific Corp	2,241,698

		TOTAL RAILROAD TRANSPORTATION	5,780,080

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.1%
1,298		Newell Rubbermaid, Inc	19,003
38,203		Sealed Air Corp	753,363

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	772,366

SECURITY AND COMMODITY BROKERS - 2.6%
6,196		Ameriprise Financial, Inc	223,861
1,839		Broadridge Financial Solutions, Inc	35,033
214		CME Group, Inc	60,252
57,153	*	E*Trade Financial Corp	675,548
79,330		Goldman Sachs Group, Inc	10,413,649
19,016	*	Investment Technology Group, Inc	305,397
19,187		Legg Mason, Inc	537,812
130,543		Morgan Stanley	3,029,903
80	*	Nasdaq Stock Market, Inc	1,422
31,279		Raymond James Financial, Inc	772,279

		TOTAL SECURITY AND COMMODITY BROKERS	16,055,156

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
159,470		Corning, Inc	2,575,441
6,030	*	Owens Corning, Inc	180,357

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,755,798

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TEXTILE MILL PRODUCTS - 0.1%
12,543	*	Mohawk Industries, Inc	$573,968

		TOTAL TEXTILE MILL PRODUCTS	573,968

TOBACCO PRODUCTS - 0.8%
22,975		Lorillard, Inc	1,653,741
76,370		Philip Morris International, Inc	3,500,800

		TOTAL TOBACCO PRODUCTS	5,154,541

TRANSPORTATION BY AIR - 0.1%
5,376		Copa Holdings S.A. (Class A)	237,727
32,750		Southwest Airlines Co	363,852
14,810	*	UAL Corp	304,494

		TOTAL TRANSPORTATION BY AIR	906,073

TRANSPORTATION EQUIPMENT - 1.4%
25,883	*	Autoliv, Inc	1,238,502
32,432	*	Ford Motor Co	326,915
57,443		General Dynamics Corp	3,363,862
7,500		Goodrich Corp	496,875
7,190		Lockheed Martin Corp	535,655
13,642	*	Oshkosh Truck Corp	425,085
27,985	*	TRW Automotive Holdings Corp	771,546
18,487		United Technologies Corp	1,199,991

		TOTAL TRANSPORTATION EQUIPMENT	8,358,431

TRANSPORTATION SERVICES - 0.1%
2,094		FedEx Corp	146,810
18,586		UTI Worldwide, Inc	230,095

		TOTAL TRANSPORTATION SERVICES	376,905

TRUCKING AND WAREHOUSING - 0.0%
8,063		Con-way, Inc	242,051

		TOTAL TRUCKING AND WAREHOUSING	242,051

WHOLESALE TRADE-DURABLE GOODS - 0.3%
19,398	*	Arrow Electronics, Inc	433,545
2,499	*	Ingram Micro, Inc (Class A)	37,960
19,423	*	Tech Data Corp	691,847
22,303	*	WESCO International, Inc	750,942

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,914,294

WHOLESALE TRADE-NONDURABLE GOODS - 0.5%
55,487		Cardinal Health, Inc	1,864,918
3,797	*	Central European Distribution Corp	81,180
50,037	*	Endo Pharmaceuticals Holdings, Inc	1,091,807

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,037,905

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

		TOTAL COMMON STOCKS	$617,224,751

		(Cost $617,680,689)

		TOTAL INVESTMENTS - 99.5%	617,224,751
		(Cost $617,680,689)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	3,179,473

		NET ASSETS - 100.0%	$620,404,224

		Abbreviation(s):
		ADR - American Depositary Receipt
		REIT - Real Estate Investment Trust

	*	Non-income producing.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AGRICULTURAL SERVICES - 0.0%
8,576	*	VCA Antech, Inc	$212,342

		TOTAL AGRICULTURAL SERVICES	212,342

AMUSEMENT AND RECREATION SERVICES - 1.0%
3,820	*	Electronic Arts, Inc	55,008
249,614		Walt Disney Co	7,862,841

		TOTAL AMUSEMENT AND RECREATION SERVICES	7,917,849

APPAREL AND ACCESSORY STORES - 1.0%
31,685	*	American Apparel, Inc	57,984
15,185		American Eagle Outfitters, Inc	178,424
2,243	*	AnnTaylor Stores Corp	36,494
1,529	*	Cache, Inc	8,685
1,450		Cato Corp (Class A)	31,929
1,936	*	Charming Shoppes, Inc	7,260
7,029		Chico’s FAS, Inc	69,447
600	*	Dress Barn, Inc	14,286
8,780		Foot Locker, Inc	110,804
89,053		Gap, Inc	1,732,970
8,884		Hot Topic, Inc	45,131
33,942	*	Kohl’s Corp	1,612,245
49,148		Limited Brands, Inc	1,084,696
20,012		Nordstrom, Inc	644,186
1,873		Stage Stores, Inc	20,004
54,275		TJX Companies, Inc	2,276,835

		TOTAL APPAREL AND ACCESSORY STORES	7,931,380

APPAREL AND OTHER TEXTILE PRODUCTS - 0.9%
77		Columbia Sportswear Co	3,594
8,678	*	Liz Claiborne, Inc	36,621
80,752		Nike, Inc (Class B)	5,454,798
5,575		Phillips-Van Heusen Corp	257,955
2,141		Polo Ralph Lauren Corp (Class A)	156,207
71,408	*	Quiksilver, Inc	264,210
8,030		VF Corp	571,575

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	6,744,960

AUTO REPAIR, SERVICES AND PARKING - 0.1%
4,680	*	Dollar Thrifty Automotive Group, Inc	199,415
12,509	*	Hertz Global Holdings, Inc	118,335
1,721		Ryder System, Inc	69,236
3,199	*	Wright Express Corp	95,010

		TOTAL AUTO REPAIR, SERVICES AND PARKING	481,996

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
533		Advance Auto Parts	$26,746
5,503	*	Autozone, Inc	1,063,290
8,078	*	Carmax, Inc	160,752
2,041	*	Copart, Inc	73,088
2,611	*	Rush Enterprises, Inc (Class A)	34,883

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,358,759

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.3%
3,097		Fastenal Co	155,438
237,487		Home Depot, Inc	6,666,261
152,296		Lowe’s Cos, Inc	3,109,884

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,931,583

BUSINESS SERVICES - 6.5%
6,044	*	3D Systems Corp	75,852
626		Administaff, Inc	15,124
55,820	*	Adobe Systems, Inc	1,475,323
12,439	*	Akamai Technologies, Inc	504,650
6,964	*	Alliance Data Systems Corp	414,497
40,790	*	Art Technology Group, Inc	139,502
18,740	*	Autodesk, Inc	456,506
132,182		Automatic Data Processing, Inc	5,321,648
1,800	*	Blackboard, Inc	67,194
6,080	*	Blue Coat Systems, Inc	124,214
15,700	*	BPZ Energy, Inc	65,155
305		Brink’s Co	5,804
4,688	*	Ciber, Inc	12,986
13,330	*	Cogent, Inc	120,103
600		Cognex Corp	10,548
17,748	*	Compuware Corp	141,629
2,053	*	CSG Systems International, Inc	37,631
8,976	*	Deltek, Inc	74,860
2,857		Deluxe Corp	53,569
6,173	*	DivX, Inc	47,285
13,278		DST Systems, Inc	479,867
18,516		Earthlink, Inc	147,387
115,013	*	eBay, Inc	2,255,405
3,510	*	Ebix, Inc	55,037
25,051		Expedia, Inc	470,458
4,595		Fair Isaac Corp	100,125
6,230	*	FalconStor Software, Inc	16,447
11,298		Fidelity National Information Services, Inc	303,012
149	*	Gartner, Inc	3,464
989	*	Gerber Scientific, Inc	5,291
22,412	*	Google, Inc (Class A)	9,972,220
295	*	Hudson Highland Group, Inc	1,298
1,420		iGate Corp	18,204
13,194	*	Informatica Corp	315,073
42,677		Innovative Solutions & Support, Inc	187,779
2,207		Interactive Data Corp	73,670

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,595	*	Internap Network Services Corp	$23,331
400	*	inVentiv Health, Inc	10,240
3,346		Ipass, Inc	3,580
10,869		Iron Mountain, Inc	244,118
10,413		Jack Henry & Associates, Inc	248,662
6,848	*	Lamar Advertising Co (Class A)	167,913
17,247	*	Lawson Software, Inc	125,903
5,426	*	Lionbridge Technologies	24,797
3,792	*	Liquidity Services, Inc	49,144
7,600	*	Magma Design Automation, Inc	21,584
6,662		Manpower, Inc	287,665
6,347		Marchex, Inc (Class B)	24,436
9,217	*	Mentor Graphics Corp	81,570
668,909		Microsoft Corp	15,391,597
5,413	*	ModusLink Global Solutions, Inc	32,640
84,252	*	MoneyGram International, Inc	206,417
13,091	*	Monster Worldwide, Inc	152,510
12,062	*	Network Equipment Technologies, Inc	42,096
22,052		NIC, Inc	141,353
55,422	*	Novell, Inc	314,797
68,066		Omnicom Group, Inc	2,334,665
2,100	*	PDF Solutions, Inc	10,080
2,681		Pegasystems, Inc	86,087
1,100		QAD, Inc	4,543
17,622	*	Radisys Corp	167,761
13,322	*	RealNetworks, Inc	43,963
16,629	*	Red Hat, Inc	481,243
20,981		Robert Half International, Inc	494,103
11,269	*	S1 Corp	67,727
6,474	*	Salesforce.com, Inc	555,599
16,509		Sapient Corp	167,401
8,703	*	Smith Micro Software, Inc	82,766
6,710	*	SonicWALL, Inc	78,843
3,922	*	Sybase, Inc	253,597
109,982	*	Symantec Corp	1,526,550
3,047	*	Synchronoss Technologies, Inc	57,802
25,055	*	TIBCO Software, Inc	302,163
10,213	*	TNS, Inc	178,115
39,194		Total System Services, Inc	533,038
5,420	*	TradeStation Group, Inc	36,585
3,040	*	Ultimate Software Group, Inc	99,894
5,036		United Online, Inc	29,007
5,055	*	Vasco Data Security International	31,189
457		Viad Corp	8,066
110,890	*	Yahoo!, Inc	1,533,609

		TOTAL BUSINESS SERVICES	50,327,566

CHEMICALS AND ALLIED PRODUCTS - 11.9%
59,468		Abbott Laboratories	2,781,913
60,987		Air Products & Chemicals, Inc	3,952,567
1,000		Alberto-Culver Co	27,090
3,812	*	Alexion Pharmaceuticals, Inc	195,136

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

12,000	*	Alexza Pharmaceuticals, Inc	$32,640
2,038	*	Alkermes, Inc	25,373
142,416	*	Amgen, Inc	7,491,082
1,650	*	Amicus Therapeutics, Inc	3,696
1,775	*	Arena Pharmaceuticals, Inc	5,449
828	*	Array Biopharma, Inc	2,525
2,550		Ashland, Inc	118,371
2,400	*	Auxilium Pharmaceuticals, Inc	56,400
30,362		Avery Dennison Corp	975,531
32,833		Avon Products, Inc	870,075
1,012		Balchem Corp	25,300
13,053	*	Biodel, Inc	49,340
44,934	*	Biogen Idec, Inc	2,132,118
8,101	*	BioMarin Pharmaceuticals, Inc	153,595
8,002	*	BioMimetic Therapeutics, Inc	88,982
270,164		Bristol-Myers Squibb Co	6,737,890
4,139	*	Calgon Carbon Corp	54,800
2,940	*	Cambrex Corp	9,261
2,700	*	Caraco Pharmaceutical Laboratories Ltd	12,744
1,380		Church & Dwight Co, Inc	86,540
7,067		Clorox Co	439,285
43,988		Colgate-Palmolive Co	3,464,495
3,345	*	Cypress Bioscience, Inc	7,694
13,923	*	Dendreon Corp	450,131
50,126	*	Durect Corp	121,806
62,372		Ecolab, Inc	2,801,127
533		Estee Lauder Cos (Class A)	29,704
36,574	*	Genzyme Corp	1,856,862
3,741	*	Geron Corp	18,780
135,463	*	Gilead Sciences, Inc	4,643,672
15,144		H.B. Fuller Co	287,585
12,869	*	Human Genome Sciences, Inc	291,612
7,277	*	Idexx Laboratories, Inc	443,169
2,774		Innophos Holdings, Inc	72,346
8,867	*	Inverness Medical Innovations, Inc	236,394
251,706		Johnson & Johnson	14,865,756
9,786		Lubrizol Corp	785,914
980	*	MAP Pharmaceuticals, Inc	12,858
302,191		Merck & Co, Inc	10,567,619
4,239		Minerals Technologies, Inc	201,522
4,050	*	Molecular Insight Pharmaceuticals, Inc	6,683
9,260		Nalco Holding Co	189,460
5,898	*	Neurocrine Biosciences, Inc	33,029
6,130	*	Omnova Solutions, Inc	47,875
419	*	OraSure Technologies, Inc	1,940
10,130	*	Orexigen Therapeutics, Inc	42,546
3,207		PDL BioPharma, Inc	18,023
4,530	*	Penwest Pharmaceuticals Co	14,949
13,402		Perrigo Co	791,656
4,438	*	Pharmasset, Inc	121,335
4,057	*	PharMerica Corp	59,476
11,815	*	Pozen, Inc	82,823

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

70,928		Praxair, Inc	$5,389,819
265,029		Procter & Gamble Co	15,896,440
3,084	*	Progenics Pharmaceuticals, Inc	16,900
11,235		RPM International, Inc	200,432
11,871	*	Salix Pharmaceuticals Ltd	463,325
6,484		Sensient Technologies Corp	168,130
11,390	*	SIGA Technologies, Inc	87,703
36,930		Sigma-Aldrich Corp	1,840,222
1,886	*	SuperGen, Inc	3,810
8,040	*	Synta Pharmaceuticals Corp	21,708
1,710	*	United Therapeutics Corp	83,465
3,191	*	USANA Health Sciences, Inc	116,567
8,675		Valspar Corp	261,291
4,800	*	Vertex Pharmaceuticals, Inc	157,920

		TOTAL CHEMICALS AND ALLIED PRODUCTS	93,604,276

COMMUNICATIONS - 4.3%
23,276		Alaska Communications Systems Group, Inc	197,613
381	*	Anixter International, Inc	16,231
45,632		CenturyTel, Inc	1,520,002
181,650	*	DIRECTV	6,161,567
5,670	*	Entercom Communications Corp (Class A)	50,009
60,104	*	Entravision Communications Corp (Class A)	126,819
2,390	*	Equinix, Inc	194,116
18,083	*	FiberTower Corp	85,352
3,400		Fisher Communications, Inc	57,256
173,495		Frontier Communications Corp	1,233,549
68,631	*	Gray Television, Inc	165,401
45,335	*	ICO Global Communications Holdings Ltd (Class A)	72,989
51,162	*	Leap Wireless International, Inc	664,083
46,675	*	Liberty Global, Inc (Class A)	1,213,083
53,727	*	Liberty Media Corp - Capital (Series A)	2,251,699
9,901	*	Liberty Media Corp - Starz	513,268
83,595	*	Liberty Media Holding Corp (Interactive A)	877,748
48,676	*	Lin TV Corp (Class A)	263,337
16,032	*	Mediacom Communications Corp (Class A)	107,735
25,410	*	MetroPCS Communications, Inc	208,108
2,408	*	NeuStar, Inc (Class A)	49,653
17,030	*	NII Holdings, Inc (Class B)	553,816
3,739		NTELOS Holdings Corp	64,311
257,060		Qwest Communications International, Inc	1,349,565
436,873	*	Sprint Nextel Corp	1,852,342
17,901	*	SureWest Communications	113,492
10,629	*	Syniverse Holdings, Inc	217,363
10,850	*	Terremark Worldwide, Inc	84,739
66,169		Time Warner Cable, Inc	3,446,081
15,975	*	TiVo, Inc	117,896
304,980		Verizon Communications, Inc	8,545,539
111,447		Windstream Corp	1,176,880

		TOTAL COMMUNICATIONS	33,551,642

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 5.5%
1,100		Associated Banc-Corp	$13,486
2,836		Bank of Hawaii Corp	137,121
167,048		Bank of New York Mellon Corp	4,124,415
38,610	*	BankAtlantic Bancorp Inc (Class A)	54,054
90,958		BB&T Corp	2,393,105
12,962	*	Capitol Bancorp Ltd	16,462
16,717	*	Central Pacific Financial Corp	25,076
108,443	*	Citizens Republic Bancorp, Inc	92,177
6,265		City National Corp	320,956
21,663		Comerica, Inc	797,848
1,647		Farmers Capital Bank Corp	8,317
129,200		Fifth Third Bancorp	1,587,868
31,524	*	First Horizon National Corp	360,953
1,300		First Midwest Bancorp, Inc	15,808
4,400		Fulton Financial Corp	42,460
37,656		Hudson City Bancorp, Inc	460,909
70,470		Keycorp	541,914
18,682		M&T Bank Corp	1,587,036
37,338		Marshall & Ilsley Corp	268,087
20,613		New York Community Bancorp, Inc	314,761
3,790		NewAlliance Bancshares, Inc	42,486
31,741		Northern Trust Corp	1,482,305
3,640		Old National Bancorp	37,710
4,600		People’s United Financial, Inc	62,100
59,133		PNC Financial Services Group, Inc	3,341,015
361,536	*	Popular, Inc	968,916
7,719	*	Preferred Bank	16,133
49,955		Premierwest Bancorp	19,982
8,893		Provident Financial Services, Inc	103,959
114,944		Regions Financial Corp	756,332
14,970		Smithtown Bancorp, Inc	44,611
145,093		South Financial Group, Inc	39,538
74,060		State Street Corp	2,504,709
64,353		SunTrust Banks, Inc	1,499,425
4,510	*	SVB Financial Group	185,947
317,631		Synovus Financial Corp	806,783
237,525		US Bancorp	5,308,684
840		Washington Federal, Inc	13,591
650		Webster Financial Corp	11,661
471,240		Wells Fargo & Co	12,063,743
2,527		Zions Bancorporation	54,507

		TOTAL DEPOSITORY INSTITUTIONS	42,526,950

EATING AND DRINKING PLACES - 1.6%
9,927	*	AFC Enterprises	90,336
3,214	*	Benihana, Inc	19,027
1,289		Bob Evans Farms, Inc	31,735
19,167		Darden Restaurants, Inc	744,638
135,527		McDonald’s Corp	8,927,163
700	*	O’Charleys, Inc	3,710
200	*	Ruby Tuesday, Inc	1,700
4,670	*	Sonic Corp	36,193

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

92,861		Starbucks Corp	$2,256,522
15,310		Yum! Brands, Inc	597,702

		TOTAL EATING AND DRINKING PLACES	12,708,726

EDUCATIONAL SERVICES - 0.0%
956	*	ITT Educational Services, Inc	79,367

		TOTAL EDUCATIONAL SERVICES	79,367

ELECTRIC, GAS, AND SANITARY SERVICES - 6.5%
90,168	*	AES Corp	833,152
30,350		AGL Resources, Inc	1,087,137
27,987		Alliant Energy Corp	888,307
25,272		Aqua America, Inc	446,809
28,719		Atmos Energy Corp	776,562
61,494		Avista Corp	1,200,978
400		California Water Service Group	14,280
22,750	*	Calpine Corp	289,380
37,390		Centerpoint Energy, Inc	492,052
5,970		Central Vermont Public Service Corp	117,848
4,446		CH Energy Group, Inc	174,461
52,590	*	Clean Energy Fuels Corp	785,695
73,013		Cleco Corp	1,928,273
76,459		Consolidated Edison, Inc	3,295,382
49,244	*	Crosstex Energy, Inc	315,654
36,986		Edison International	1,173,196
125,984		El Paso Corp	1,399,682
10,171		Energen Corp	450,880
65,666		FPL Group, Inc	3,201,874
72,638		Hawaiian Electric Industries, Inc	1,654,694
61,868		Idacorp, Inc	2,058,348
2,091		ITC Holdings Corp	110,635
5,573		Laclede Group, Inc	184,633
12,624		MGE Energy, Inc	454,969
55,331		National Fuel Gas Co	2,538,586
4,919		New Jersey Resources Corp	173,149
18,791		Nicor, Inc	761,036
122,605		NiSource, Inc	1,777,773
31,452		Northeast Utilities	801,397
4,667		Northwest Natural Gas Co	203,341
27,598	*	NRG Energy, Inc	585,354
26,751		NSTAR	936,285
84,484		NV Energy, Inc	997,756
102,446		OGE Energy Corp	3,745,425
136,584		Pepco Holdings, Inc	2,141,637
24,433		PG&E Corp	1,004,196
33,202		Piedmont Natural Gas Co, Inc	840,011
57,839	*	Plug Power, Inc	26,606
56,727		PPL Corp	1,415,339
51,620		Public Service Enterprise Group, Inc	1,617,255
53,207		Questar Corp	2,420,386
24,565		Resource America, Inc (Class A)	94,575
30,690		Sempra Energy	1,435,985

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,988		SJW Corp	$116,919
15,507		South Jersey Industries, Inc	666,181
4,683		Southwest Gas Corp	138,149
11,974		UGI Corp	304,619
4,960		UIL Holdings Corp	124,149
14,518		WGL Holdings, Inc	494,048
102,242		Williams Cos, Inc	1,868,984

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	50,564,022

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.2%
35,067	*	Adaptec, Inc	101,344
7,380	*	Advanced Energy Industries, Inc	90,700
50,630	*	Advanced Micro Devices, Inc	370,612
410	*	American Superconductor Corp	10,943
51,568		Ametek, Inc	2,070,455
2,880	*	Anadigics, Inc	12,557
8,317	*	Avnet, Inc	200,523
3,942		Baldor Electric Co	142,227
3,544	*	Benchmark Electronics, Inc	56,172
553,905	*	Cisco Systems, Inc	11,803,715
10,073	*	Conexant Systems, Inc	22,564
9,313	*	Cree, Inc	559,059
1,600		CTS Corp	14,784
244,791	*	Dell, Inc	2,952,179
3,700	*	Dolby Laboratories, Inc (Class A)	231,953
1,190	*	DTS, Inc	39,115
27,027	*	Energy Conversion Devices, Inc	110,811
15,344	*	Evergreen Solar, Inc	10,465
14,911	*	Finisar Corp	222,174
8,114	*	First Solar, Inc	923,617
3,111	*	FuelCell Energy, Inc	3,671
10,460	*	GrafTech International Ltd	152,925
2,079	*	Greatbatch, Inc	46,382
2,775	*	Harman International Industries, Inc	82,945
13,812	*	Harmonic, Inc	75,137
240,520		Hewlett-Packard Co	10,409,706
8,524	*	Hutchinson Technology, Inc	36,909
563,123		Intel Corp	10,952,742
3,975	*	InterDigital, Inc	98,143
2,267		Lincoln Electric Holdings, Inc	115,594
12,190	*	Loral Space & Communications, Inc	520,757
556		LSI Industries, Inc	2,713
64,630	*	LSI Logic Corp	297,298
70,283	*	Micron Technology, Inc	596,703
292,632	*	Motorola, Inc	1,907,961
31,057	*	NetApp, Inc	1,158,737
42,242	*	ON Semiconductor Corp	269,504
12,666	*	Oplink Communications, Inc	181,504
3,910	*	Photronics, Inc	17,673
7,198		Plantronics, Inc	205,863
11,031	*	Polycom, Inc	328,613
2,828	*	Power-One, Inc	19,089

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

29,726	*	Powerwave Technologies, Inc	$45,778
12,905	*	QLogic Corp	214,481
13,942	*	Quantum Fuel Systems Technologies Worldwide, Inc	7,473
11,334	*	RF Micro Devices, Inc	44,316
371,596	*	Sirius XM Radio, Inc	352,830
12,407	*	Skyworks Solutions, Inc	208,314
42,490	*	Sunpower Corp (Class A)	514,129
10,839	*	Sunpower Corp (Class B)	117,061
777		Sycamore Networks, Inc	12,914
23,453	*	Symmetricom, Inc	119,376
2,770	*	Synaptics, Inc	76,175
7,020	*	Tekelec	92,945
8,031		Teleflex, Inc	435,923
38,987		Tellabs, Inc	249,127
212,458		Texas Instruments, Inc	4,946,022
11,297	*	Thomas & Betts Corp	392,006
2,358	*	TTM Technologies, Inc	22,401
13,011	*	Valence Technology, Inc	9,368
1,000	*	Vicor Corp	12,490
1,445		Whirlpool Corp	126,900
21,758		Xilinx, Inc	549,607
10,944	*	Zix Corp	24,733
1,396	*	Zoltek Cos, Inc	11,824

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	56,012,731

ENGINEERING AND MANAGEMENT SERVICES - 0.9%
103,910		Accenture plc	4,016,121
3,523	*	Amylin Pharmaceuticals, Inc	66,232
10,340	*	Ariad Pharmaceuticals, Inc	29,159
4,094	*	Celera Corp	26,816
805		Corporate Executive Board Co	21,147
353	*	Gen-Probe, Inc	16,033
8,973	*	Hewitt Associates, Inc (Class A)	309,210
20,079	*	Incyte Corp	222,275
8,839	*	Isis Pharmaceuticals, Inc	84,589
250		Landauer, Inc	15,220
400	*	Maxygen, Inc	2,212
2,746	*	Navigant Consulting, Inc	28,503
50,142		Paychex, Inc	1,302,188
3,875	*	Regeneron Pharmaceuticals, Inc	86,490
191,290	*	Rentech, Inc	189,377
3,623	*	Savient Pharmaceuticals, Inc	45,650
19	*,m	Symyx Technologies, Inc	95
8,770	*	Tetra Tech, Inc	171,980

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,633,297

FABRICATED METAL PRODUCTS - 1.0%
4,071		Aptargroup, Inc	153,965
20,852		Commercial Metals Co	275,663
837	*	Commercial Vehicle Group, Inc	8,546
8,267		Dynamic Materials Corp	132,603
2,918		Gulf Island Fabrication, Inc	45,287

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

116,027		Illinois Tool Works, Inc	$4,789,595
1,400		Insteel Industries, Inc	16,268
24,123	*	NCI Building Systems, Inc	201,910
6,615		Pentair, Inc	213,003
6,067		Quanex Building Products Corp	104,898
3,445		Snap-On, Inc	140,935
29,233		Stanley Works	1,476,851
1,496		Valmont Industries, Inc	108,699

		TOTAL FABRICATED METAL PRODUCTS	7,668,223

FOOD AND KINDRED PRODUCTS - 4.0%
50,304		Campbell Soup Co	1,802,392
1,522	*	Dean Foods Co	15,327
136,208		General Mills, Inc	4,838,108
52,625		H.J. Heinz Co	2,274,453
2,337	*	Hansen Natural Corp	91,400
2,724		J.M. Smucker Co	164,039
76,242		Kellogg Co	3,834,973
210,587		Kraft Foods, Inc (Class A)	5,896,435
1,730		Lancaster Colony Corp	92,313
3,492		McCormick & Co, Inc	132,556
172,169		PepsiCo, Inc	10,493,700
221	*	Ralcorp Holdings, Inc	12,111
73,636		Sara Lee Corp	1,038,268
2,069		Tootsie Roll Industries, Inc	48,932

		TOTAL FOOD AND KINDRED PRODUCTS	30,735,007

FOOD STORES - 0.3%
315	*	Great Atlantic & Pacific Tea Co, Inc	1,229
35,801		Kroger Co	704,922
52,231		Safeway, Inc	1,026,860
6,940	*	Whole Foods Market, Inc	249,979

		TOTAL FOOD STORES	1,982,990

FORESTRY - 0.1%
30,216		Weyerhaeuser Co	1,063,603

		TOTAL FORESTRY	1,063,603

FURNITURE AND FIXTURES - 0.2%
1,540		Herman Miller, Inc	29,060
13,199		Hill-Rom Holdings, Inc	401,646
3,520		HNI Corp	97,117
5,516	*	Kinetic Concepts, Inc	201,389
20,033		Leggett & Platt, Inc	401,862
64,999		Masco Corp	699,389
1,739	*	Tempur-Pedic International, Inc	53,474

		TOTAL FURNITURE AND FIXTURES	1,883,937

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
28,488	*	Bed Bath & Beyond, Inc	1,056,336
4,880	*	GameStop Corp (Class A)	91,695

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,000	*	Pier 1 Imports, Inc	$6,410
5,067		RadioShack Corp	98,857
1,505		Williams-Sonoma, Inc	37,354

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,290,652

GENERAL BUILDING CONTRACTORS - 0.1%
100	*	Amrep Corp	1,258
121	*	Avatar Holdings, Inc	2,321
822		KB Home	9,042
9,255		Lennar Corp (Class A)	128,737
6,560	*	M/I Homes, Inc	63,238
4,345	*	Palm Harbor Homes, Inc	7,734
9,507	*	Pulte Homes, Inc	78,718
209,885	*	Standard-Pacific Corp	698,917

		TOTAL GENERAL BUILDING CONTRACTORS	989,965

GENERAL MERCHANDISE STORES - 1.5%
3,832	*	Conn’s, Inc	22,532
89,620		Costco Wholesale Corp	4,913,865
24,110		JC Penney Co, Inc	517,883
18,330		Macy’s, Inc	328,107
457	*	Retail Ventures, Inc	3,574
2,017	*	Stein Mart, Inc	12,566
116,942		Target Corp	5,750,037

		TOTAL GENERAL MERCHANDISE STORES	11,548,564

HEALTH SERVICES - 0.5%
1,661	*	Amsurg Corp	29,599
1,680	*	Corvel Corp	56,767
15,297	*	Five Star Quality Care, Inc	46,197
3,186	*	Healthways, Inc	37,977
20,878	*	Laboratory Corp of America Holdings	1,573,158
7,760	*	LCA-Vision, Inc	42,990
9,545	*	LifePoint Hospitals, Inc	299,713
45,679	*	Nektar Therapeutics	552,716
6,226	*	Nighthawk Radiology Holdings, Inc	16,125
28,079		Quest Diagnostics, Inc	1,397,492

		TOTAL HEALTH SERVICES	4,052,734

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
2,642	*	Comverge, Inc	23,672
6,798	*	LB Foster Co (Class A)	176,204
2,100	*	Matrix Service Co	19,551

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	219,427

HOLDING AND OTHER INVESTMENT OFFICES - 2.0%
44,450		Annaly Mortgage Management, Inc	762,318
17,100		Anworth Mortgage Asset Corp	121,752
79,508	*	Ashford Hospitality Trust, Inc	582,794
10,727		Boston Properties, Inc	765,264
9,218		Capstead Mortgage Corp	101,951

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,730		CBL & Associates Properties, Inc	$46,401
3,150		Cedar Shopping Centers, Inc	18,963
2,455		Cherokee, Inc	41,981
30,623		Duke Realty Corp	347,571
52,301		Equity Residential	2,177,813
31,297	*	FelCor Lodging Trust, Inc	156,172
53,739	*	First Industrial Realty Trust, Inc	259,022
9,360		Glimcher Realty Trust	55,973
17,351		HCP, Inc	559,570
5,849		Health Care REIT, Inc	246,360
54,570		Hersha Hospitality Trust	246,656
863		Highwoods Properties, Inc	23,957
72,199		Host Marriott Corp	973,243
14,102		HRPT Properties Trust	87,573
104,825	*	iStar Financial, Inc	467,520
29,066		Kimco Realty Corp	390,647
2,659		Lexington Corporate Properties Trust	15,981
8,443		Liberty Property Trust	243,581
720		LTC Properties, Inc	17,474
656		Macerich Co	24,482
4,785		MFA Mortgage Investments, Inc	35,409
2,920		Mid-America Apartment Communities, Inc	150,292
1,802		Mission West Properties, Inc	12,290
71,267		NorthStar Realty Finance Corp	190,283
1,000		Post Properties, Inc	22,730
63,732		Prologis	645,605
35,512		Public Storage, Inc	3,121,859
115,036	*	RAIT Investment Trust	215,117
2,250		Regency Centers Corp	77,400
3,440		Resource Capital Corp	19,539
5,012		UDR, Inc	95,880
1,020		Urstadt Biddle Properties, Inc (Class A)	16,453
48,918		Virgin Media, Inc	816,441
15,908		Vornado Realty Trust	1,160,488
7,013	*	WABCO Holdings, Inc	220,769
17,781		Weingarten Realty Investors	338,728

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,874,302

HOTELS AND OTHER LODGING PLACES - 0.3%
4,710	*	Bluegreen Corp	14,177
18,457		Choice Hotels International, Inc	557,586
11,995	*	Gaylord Entertainment Co	264,970
31,016	*	Great Wolf Resorts, Inc	64,513
7,730		Marcus Corp	73,126
38,457		Marriott International, Inc (Class A)	1,151,402
11,741		Starwood Hotels & Resorts Worldwide, Inc	486,430

		TOTAL HOTELS AND OTHER LODGING PLACES	2,612,204

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.8%
98,617		3M Co	7,789,757
10,590	*	AGCO Corp	285,612
109,504	*	Allis-Chalmers Energy, Inc	225,578

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,565		Ampco-Pittsburgh Corp	$32,599
203,772		Applied Materials, Inc	2,449,339
2,055	*	Astec Industries, Inc	56,985
8,648	*	Axcelis Technologies, Inc	13,404
3,285		Briggs & Stratton Corp	55,911
757		Cascade Corp	26,957
68,285		Caterpillar, Inc	4,101,880
1,693	*	Columbus McKinnon Corp	23,651
22,605	*	Cray, Inc	126,136
32,608		Cummins, Inc	2,123,759
71,946		Deere & Co	4,005,953
1,980		Donaldson Co, Inc	84,447
2,461	*	Dril-Quip, Inc	108,333
12,597		Eaton Corp	824,348
137,654		Emerson Electric Co	6,014,103
19,095	*	ENGlobal Corp	39,336
3,442	*	Entegris, Inc	13,665
10,690	*	Flotek Industries, Inc	12,935
16,894	*	FMC Technologies, Inc	889,638
400		Gardner Denver, Inc	17,836
12,285		Graco, Inc	346,314
15,553	*	Immersion Corp	78,698
1,629	*	Intermec, Inc	16,697
121,741		International Business Machines Corp	15,032,580
3,282	*	Intevac, Inc	35,019
3,007		John Bean Technologies Corp	45,857
95,577		Johnson Controls, Inc	2,568,154
10,817	*	Lam Research Corp	411,695
8,204	*	Lexmark International, Inc (Class A)	270,978
2,234		Lufkin Industries, Inc	87,104
11,986		Manitowoc Co, Inc	109,552
6,975	*	Modine Manufacturing Co	53,568
12,784		Nordson Corp	716,927
3,062	*	Oil States International, Inc	121,194
8,666		Pall Corp	297,850
141,136	*	Quantum Corp	265,336
1,686	*	Safeguard Scientifics, Inc	17,804
305	*	Sauer-Danfoss, Inc	3,727
72,485	*	Seagate Technology, Inc	945,204
4,222	*	Sigma Designs, Inc	42,262
9,316	*	STEC, Inc	117,009
2,438	*	Tecumseh Products Co (Class A)	27,111
19,865		Tennant Co	671,834
2,380	*	Ultratech, Inc	38,723
12,855	*	Varian Medical Systems, Inc	672,059
119,052		Xerox Corp	957,178

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	53,272,596

INSTRUMENTS AND RELATED PRODUCTS - 4.6%
1,715	*	Affymetrix, Inc	10,119
40,351	*	Agilent Technologies, Inc	1,147,179
38,772		Allergan, Inc	2,258,857

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

377		Analogic Corp	$17,157
109,199		Baxter International, Inc	4,437,847
11,822		Beckman Coulter, Inc	712,748
52,253		Becton Dickinson & Co	3,533,348
3,850	*	Bruker BioSciences Corp	46,816
16,307	*	Cardiac Science Corp	15,981
9,136	*	Cepheid, Inc	146,359
138,676		Danaher Corp	5,147,652
21,691		Dentsply International, Inc	648,778
13,166	*	Edwards Lifesciences Corp	737,559
10,988	*	Flir Systems, Inc	319,641
13,551		Garmin Ltd	395,418
13,128		Hillenbrand, Inc	280,808
16,290	*	Hologic, Inc	226,920
2,682	*	Illumina, Inc	116,747
2,798	*	Intuitive Surgical, Inc	883,105
670		Invacare Corp	13,896
11,291	*	ION Geophysical Corp	39,293
350	*	Itron, Inc	21,637
3,346	*	Ixia	28,742
5,342	*	Life Technologies Corp	252,410
8,830	*	LTX-Credence Corp	24,989
172,315		Medtronic, Inc	6,249,864
6,428	*	Millipore Corp	685,546
4,410	*	Movado Group, Inc	47,099
606	*	OYO Geospace Corp	29,379
381	*	Resmed, Inc	23,169
7,790		Rockwell Automation, Inc	382,411
610	*	Rofin-Sinar Technologies, Inc	12,700
5,083		Roper Industries, Inc	284,445
46,535	*	St. Jude Medical, Inc	1,679,448
7,640		STERIS Corp	237,451
1,787		Techne Corp	102,663
37,895	*	Thermo Electron Corp	1,858,750
3,156	*	Trans1, Inc	8,237
7,118	*	Trimble Navigation Ltd	199,304
15,376	*	Vivus, Inc	147,610
8,697	*	Waters Corp	562,696
35,755	*	Zimmer Holdings, Inc	1,932,558
800	*	Zygo Corp	6,488

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	35,913,824

INSURANCE AGENTS, BROKERS AND SERVICE - 0.4%
50,428		AON Corp	1,871,888
25,878	*	Crawford & Co (Class B)	81,774
53,881		Hartford Financial Services Group, Inc	1,192,387
11,873	*	National Financial Partners Corp	115,999

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,262,048

INSURANCE CARRIERS - 4.6%
68,848		Aetna, Inc	1,816,210
99,484		Aflac, Inc	4,244,982

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

134	*	Alleghany Corp	$39,302
1,240		American Physicians Capital, Inc	38,254
3,278	*	Arch Capital Group Ltd	244,211
23,114		Aspen Insurance Holdings Ltd	571,840
18,264		Assurant, Inc	633,761
4,434	*	Catalyst Health Solutions, Inc	152,973
6,345	*	Centene Corp	136,418
91,263		Chubb Corp	4,564,063
75,140		Cincinnati Financial Corp	1,943,872
8,750		Endurance Specialty Holdings Ltd	328,388
5,595		Erie Indemnity Co (Class A)	254,573
70,081	*	Genworth Financial, Inc (Class A)	915,959
4,285		Hanover Insurance Group, Inc	186,398
18,517	*	Humana, Inc	845,671
58,959		Lincoln National Corp	1,432,114
952	*	Markel Corp	323,680
4,448	*	Molina Healthcare, Inc	128,102
21,250		Montpelier Re Holdings Ltd	317,263
54,128	*	Phoenix Cos, Inc	114,210
10,255		Platinum Underwriters Holdings Ltd	372,154
3,089	*	PMI Group, Inc	8,927
50,985		Principal Financial Group	1,195,088
139,781		Progressive Corp	2,616,700
7,015		Protective Life Corp	150,051
7,470		Radian Group, Inc	54,083
941		Stancorp Financial Group, Inc	38,148
111,549		Travelers Cos, Inc	5,493,789
40,382		UnumProvident Corp	876,289
22,477		W.R. Berkley Corp	594,741
95,979	*	WellPoint, Inc	4,696,252
19,339		XL Capital Ltd	309,617

		TOTAL INSURANCE CARRIERS	35,638,083

LEATHER AND LEATHER PRODUCTS - 0.1%
30,422		Coach, Inc	1,111,924
2,309		Weyco Group, Inc	52,599

		TOTAL LEATHER AND LEATHER PRODUCTS	1,164,523

LEGAL SERVICES - 0.0%
2,803	*	FTI Consulting, Inc	122,183

		TOTAL LEGAL SERVICES	122,183

LUMBER AND WOOD PRODUCTS - 0.0%
26,366	*	Louisiana-Pacific Corp	176,389
300		Skyline Corp	5,403

		TOTAL LUMBER AND WOOD PRODUCTS	181,792

METAL MINING - 0.2%
2,358	*	Rosetta Resources, Inc	46,712
26,660		Royal Gold, Inc	1,279,680
8,350	*	Stillwater Mining Co	97,027

		TOTAL METAL MINING	1,423,419

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.3%
8,717	*	Armstrong World Industries, Inc	$263,079
5,420		Callaway Golf Co	32,737
1,145		Daktronics, Inc	8,588
94,870		Mattel, Inc	2,007,448
390	*	Nautilus, Inc	593

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,312,445

MISCELLANEOUS RETAIL - 2.2%
9,904	*	1-800-FLOWERS.COM, Inc (Class A)	20,402
33,214	*	Amazon.com, Inc	3,628,962
25,147		Best Buy Co, Inc	851,477
69,408	*	Borders Group, Inc	92,313
658	*	Coldwater Creek, Inc	2,211
166,256		CVS Corp	4,874,626
1,743	*	Dollar Tree, Inc	72,561
7,474	*	GSI Commerce, Inc	215,251
23,173	*	Hibbett Sports, Inc	555,225
6,882	*	HSN, Inc	165,168
315		Nutri/System, Inc	7,226
15,969	*	Office Depot, Inc	64,515
1,840	*	Overstock.com, Inc	33,249
4,064	*	PC Mall, Inc	16,256
5,813		Petsmart, Inc	175,378
1,806	*	Priceline.com, Inc	318,831
85,981		Staples, Inc	1,637,938
6,747		Tiffany & Co	255,779
145,687		Walgreen Co	3,889,843

		TOTAL MISCELLANEOUS RETAIL	16,877,211

MOTION PICTURES - 0.8%
1,457	*	Avid Technology, Inc	18,548
91,778	*	Blockbuster, Inc (Class A)	21,852
15,357	*	Discovery Communications, Inc (Class A)	548,398
10,408	*	Discovery Communications, Inc (Class C)	321,919
9,169	*	DreamWorks Animation SKG, Inc (Class A)	261,775
4,701		Regal Entertainment Group (Class A)	61,301
23,536		Scripps Networks Interactive (Class A)	949,442
7,584	*	tw telecom inc (Class A)	126,501
113,642		Viacom, Inc (Class B)	3,564,951

		TOTAL MOTION PICTURES	5,874,687

NONDEPOSITORY INSTITUTIONS - 1.4%
157,658		American Express Co	6,259,023
20,349	*	AmeriCredit Corp	370,759
60,970		Capital One Financial Corp	2,457,091
28,896		CapitalSource, Inc	137,545
56,881		Discover Financial Services	795,196
25,443		Federal Agricultural Mortgage Corp (Class C)	356,965
35,105		Medallion Financial Corp	231,693

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

26,217	*	NewStar Financial, Inc	$166,740
1,600	*	PHH Corp	30,464
2,313	*	World Acceptance Corp	88,611

		TOTAL NONDEPOSITORY INSTITUTIONS	10,894,087

NONMETALLIC MINERALS, EXCEPT FUELS - 0.2%
25,173		AMCOL International Corp	591,566
1,680		Compass Minerals International, Inc	118,070
12,550	*	General Moly, Inc	38,654
21,433		Vulcan Materials Co	939,408

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,687,698

OIL AND GAS EXTRACTION - 5.9%
62,297		Apache Corp	5,244,784
9,881		Atlas America, Inc	267,479
44,634	*	ATP Oil & Gas Corp	472,674
580	*	Atwood Oceanics, Inc	14,802
8,754		Berry Petroleum Co (Class A)	225,153
23,650	*	Boots & Coots, Inc	69,768
3,340	*	Bronco Drilling Co, Inc	11,189
19,345		Cabot Oil & Gas Corp	605,885
41,697	*	Callon Petroleum Co	262,691
22,275	*	Cameron International Corp	724,383
837	*	Carrizo Oil & Gas, Inc	12,999
102,586		Chesapeake Energy Corp	2,149,177
16,311		Cimarex Energy Co	1,167,541
9,319	*	Complete Production Services, Inc	133,262
7,964	*	Contango Oil & Gas Co	356,389
300	*	Continental Resources, Inc	13,386
1,310	*	Dawson Geophysical Co	27,864
80,408	*	Denbury Resources, Inc	1,177,173
91,387		Devon Energy Corp	5,567,296
30,540		Diamond Offshore Drilling, Inc	1,899,283
5,541	*	Energy Recovery, Inc	22,164
46,148		EOG Resources, Inc	4,539,579
64,194		Equitable Resources, Inc	2,319,971
4,570		EXCO Resources, Inc	66,768
1,383	*	Exterran Holdings, Inc	35,695
8,890	*	Geokinetics, Inc	34,049
8,200	*	Geomet, Inc	9,348
29,912	*	Global Industries Ltd	134,305
2,553	*	GMX Resources, Inc	16,569
9,671	*	Goodrich Petroleum Corp	116,052
1,140	*	Gulfport Energy Corp	13,520
27,243		Helmerich & Payne, Inc	994,914
38,130	*	Hercules Offshore, Inc	92,656
25,043	*	Nabors Industries Ltd	441,258
81,311		National Oilwell Varco, Inc	2,688,955
20,400	*	Newfield Exploration Co	996,744
50,080		Noble Energy, Inc	3,021,326
2,860	*	Northern Oil And Gas, Inc	36,722
1,837	*	Oceaneering International, Inc	82,481

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

21,861	*	Parker Drilling Co	$86,351
45,930	*	PetroHawk Energy Corp	779,432
6,329	*	Petroleum Development Corp	162,149
11,473	*	Petroquest Energy, Inc	77,557
15,320	*	Pioneer Drilling Co	86,864
28,823		Pioneer Natural Resources Co	1,713,527
30,758	*	Pride International, Inc	687,134
22,220	*	Quicksilver Resources, Inc	244,420
16,184		Range Resources Corp	649,788
7,052	*	Rex Energy Corp	71,225
2,430		RPC, Inc	33,170
25,697		Smith International, Inc	967,492
24,128	*	Southwestern Energy Co	932,306
15,226		St. Mary Land & Exploration Co	611,476
4,655	*	Stone Energy Corp	51,950
46,321	*	Sulphco, Inc	12,599
11,443	*	Swift Energy Co	307,931
17,690	*	Ultra Petroleum Corp	782,783
7,593	*	Unit Corp	308,200
13,083	*	Venoco, Inc	215,477
12,038		W&T Offshore, Inc	113,879
8,791	*	Whiting Petroleum Corp	689,390

		TOTAL OIL AND GAS EXTRACTION	45,651,354

PAPER AND ALLIED PRODUCTS - 0.9%
16,169		Bemis Co	436,563
8,531	*	Buckeye Technologies, Inc	84,883
1,841		Domtar Corporation	90,485
2,230		Glatfelter	24,196
28,360		International Paper Co	641,787
63,187		Kimberly-Clark Corp	3,831,028
41,921		MeadWestvaco Corp	930,646
3,207		Rock-Tenn Co (Class A)	159,292
20,204		Sonoco Products Co	615,818
11,530		Temple-Inland, Inc	238,325
1,674	*	Wausau Paper Corp	11,333

		TOTAL PAPER AND ALLIED PRODUCTS	7,064,356

PERSONAL SERVICES - 0.0%
6,560		Regis Corp	102,140
1,350		Unifirst Corp	59,427
1,105		Weight Watchers International, Inc	28,387

		TOTAL PERSONAL SERVICES	189,954

PETROLEUM AND COAL PRODUCTS - 1.1%
1		Exxon Mobil Corp	32
74,860		Hess Corp	3,768,452
148,630		Marathon Oil Corp	4,620,907

		TOTAL PETROLEUM AND COAL PRODUCTS	8,389,391

PIPELINES, EXCEPT NATURAL GAS - 0.6%
230,903		Spectra Energy Corp	4,634,223

		TOTAL PIPELINES, EXCEPT NATURAL GAS	4,634,223

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

PRIMARY METAL INDUSTRIES - 1.0%
122,942		Alcoa, Inc	$1,236,797
5,632		Allegheny Technologies, Inc	248,878
457		Encore Wire Corp	8,313
8,963	*	Gibraltar Industries, Inc	90,526
5,740	*	Horsehead Holding Corp	43,394
8,980		Hubbell, Inc (Class B)	356,416
42,800	*	Metalico, Inc	170,344
57,968		Nucor Corp	2,219,016
5,710		Olympic Steel, Inc	131,159
22,354		Reliance Steel & Aluminum Co	808,097
33,580		Steel Dynamics, Inc	442,920
13,730		Tredegar Corp	224,074
23,079		United States Steel Corp	889,695
49,006		Worthington Industries, Inc	630,217

		TOTAL PRIMARY METAL INDUSTRIES	7,499,846

PRINTING AND PUBLISHING - 0.5%
5,611	*	ACCO Brands Corp	27,999
12,666		Dun & Bradstreet Corp	850,142
13,473	*	EW Scripps Co (Class A)	100,104
6,837		Harte-Hanks, Inc	71,447
1,940		John Wiley & Sons, Inc (Class A)	75,020
42,077	*	Journal Communications, Inc (Class A)	167,046
1,890	*	Lee Enterprises, Inc	4,857
41,711	*	McClatchy Co (Class A)	151,828
6,760		Meredith Corp	210,439
37,325	*	New York Times Co (Class A)	322,861
12,660		R.R. Donnelley & Sons Co	207,244
13,835		Standard Register Co	43,442
3,597		Washington Post Co (Class B)	1,476,496

		TOTAL PRINTING AND PUBLISHING	3,708,925

RAILROAD TRANSPORTATION - 1.1%
67,615		CSX Corp	3,355,732
533	*	Genesee & Wyoming, Inc (Class A)	19,886
12,597	*	Kansas City Southern Industries, Inc	457,901
82,165		Norfolk Southern Corp	4,358,854

		TOTAL RAILROAD TRANSPORTATION	8,192,373

REAL ESTATE - 0.0%
11,348	*	CB Richard Ellis Group, Inc (Class A)	154,445
1,693	*	Forest City Enterprises, Inc (Class A)	19,165
5,106	*	Forestar Real Estate Group, Inc	91,704
229		Jones Lang LaSalle, Inc	15,032
7,397		Stewart Enterprises, Inc (Class A)	40,018

		TOTAL REAL ESTATE	320,364

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.0%
190	*	Deckers Outdoor Corp	$27,145
9,908		Sealed Air Corp	195,386
1,937	*	Spartech Corp	19,854
3,250		Tupperware Corp	129,513

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	371,898

SECURITY AND COMMODITY BROKERS - 2.5%
18,811		Ameriprise Financial, Inc	679,641
13,210		BlackRock, Inc	1,894,314
18,936		Broadridge Financial Solutions, Inc	360,731
191,226		Charles Schwab Corp	2,711,586
7,911		CME Group, Inc	2,227,343
9,792		Duff & Phelps Corp	123,673
5,748		Eaton Vance Corp	158,702
9,300		Evercore Partners, Inc (Class A)	217,155
8,506		Federated Investors, Inc (Class B)	176,159
42,600		Franklin Resources, Inc	3,671,695
11,311	*	IntercontinentalExchange, Inc	1,278,482
64,733		Invesco Ltd	1,089,456
153	*	Investment Technology Group, Inc	2,457
15,581		Legg Mason, Inc	436,735
87,853	*	MF Global Holdings Ltd	501,641
14,680	*	Nasdaq Stock Market, Inc	261,010
37,678		NYSE Euronext	1,041,043
1,110		Pzena Investment Management, Inc (Class A)	7,071
17,809		SEI Investments Co	362,591
41,119		T Rowe Price Group, Inc	1,825,272
6,457	*	US Global Investors, Inc (Class A)	35,836

		TOTAL SECURITY AND COMMODITY BROKERS	19,062,593

SOCIAL SERVICES - 0.0%
9,200	*	Capital Senior Living Corp	45,724

		TOTAL SOCIAL SERVICES	45,724

SPECIAL TRADE CONTRACTORS - 0.1%
1,790		Chemed Corp	97,806
1,785	*	Layne Christensen Co	43,322
13,776	*	Quanta Services, Inc	284,474

		TOTAL SPECIAL TRADE CONTRACTORS	425,602

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
241		Apogee Enterprises, Inc	2,610
1,470	*	Cabot Microelectronics Corp	50,847
4,126		CARBO Ceramics, Inc	297,856
144,354		Corning, Inc	2,331,317
11,056		Gentex Corp	198,787
6,610	*	Owens Corning, Inc	197,705

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,079,122

TEXTILE MILL PRODUCTS - 0.0%
4,874		Oxford Industries, Inc	102,013

		TOTAL TEXTILE MILL PRODUCTS	102,013

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION BY AIR - 0.4%
82,036	*	Airtran Holdings, Inc	$397,875
15,248	*	Continental Airlines, Inc (Class B)	335,456
50,580	*	Delta Air Lines, Inc	594,314
10,270	*	ExpressJet Holdings, Inc	26,702
78,816	*	JetBlue Airways Corp	432,700
800	*	PHI, Inc	11,272
1,387	*	Republic Airways Holdings, Inc	8,475
6,690		Skywest, Inc	81,752
115,524		Southwest Airlines Co	1,283,471

		TOTAL TRANSPORTATION BY AIR	3,172,017

TRANSPORTATION EQUIPMENT - 1.5%
560		A.O. Smith Corp	26,986
19,815	*	American Axle & Manufacturing Holdings, Inc	145,244
12,937	*	ArvinMeritor, Inc	169,475
1,151	*	ATC Technology Corp	18,554
41,452	*	BE Aerospace, Inc	1,054,124
2,209		Federal Signal Corp	13,342
355,270	*	Ford Motor Co	3,581,123
1,482	*	Fuel Systems Solutions, Inc	38,458
52,388		Genuine Parts Co	2,066,707
37,453		Harley-Davidson, Inc	832,580
21,894		Harsco Corp	514,509
40,776		Paccar, Inc	1,625,739
3,240		Spartan Motors, Inc	13,608
31,780	*	Spirit Aerosystems Holdings, Inc (Class A)	605,727
9,151		Superior Industries International, Inc	122,989
23,429	*	Tenneco, Inc	493,415
8,533		Westinghouse Air Brake Technologies Corp	340,381

		TOTAL TRANSPORTATION EQUIPMENT	11,662,961

TRANSPORTATION SERVICES - 0.6%
4,693		CH Robinson Worldwide, Inc	261,212
4,346		Expeditors International Washington, Inc	149,980
53,546		FedEx Corp	3,754,110
6,302	*	Interval Leisure Group, Inc	78,460
14,576	*	Orbitz Worldwide, Inc	55,535

		TOTAL TRANSPORTATION SERVICES	4,299,297

TRUCKING AND WAREHOUSING - 0.8%
115,088		United Parcel Service, Inc (Class B)	6,547,356

		TOTAL TRUCKING AND WAREHOUSING	6,547,356

WATER TRANSPORTATION - 0.1%
2,390		Alexander & Baldwin, Inc	71,174
10,739	*	Gulfmark Offshore, Inc	281,362
5,864		Horizon Lines, Inc (Class A)	24,805
27,760	*	Hornbeck Offshore Services, Inc	405,296

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

33,746	*	Odyssey Marine Exploration, Inc	$33,746

		TOTAL WATER TRANSPORTATION	816,383

WHOLESALE TRADE-DURABLE GOODS - 0.5%
25,354		Agilysys, Inc	169,618
18,420		Barnes Group, Inc	301,904
9,320	*	BorgWarner, Inc	348,009
9,565	*	Castle (A.M.) & Co	132,858
8,120	*	Chindex International, Inc	101,744
1,841	*	MWI Veterinary Supply, Inc	92,529
1,335		Owens & Minor, Inc	37,887
15,227		Patterson Cos, Inc	434,426
533	*	Tech Data Corp	18,985
3,750	*	Tyler Technologies, Inc	58,200
20,948		W.W. Grainger, Inc	2,083,279
3,133	*	WESCO International, Inc	105,488

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,884,927

WHOLESALE TRADE-NONDURABLE GOODS - 0.7%
1,181		Airgas, Inc	73,458
6,350	*	Akorn, Inc	18,860
10,683		Allscripts Healthcare Solutions, Inc	171,996
413	*	Clearwater Paper Corp	22,616
15,035	*	Endo Pharmaceuticals Holdings, Inc	328,063
3,284	*	Henry Schein, Inc	180,292
3,308	*	Maui Land & Pineapple Co, Inc	12,339
300		Men’s Wearhouse, Inc	5,508
2,547		Nash Finch Co	87,006
2,716		Spartan Stores, Inc	37,264
147,434		Sysco Corp	4,212,188

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,149,590

		TOTAL COMMON STOCKS	773,403,919

		(Cost $833,749,459)

RIGHTS / WARRANTS - 0.0%
DEPOSITORY INSTITUTIONS - 0.0%
12,625	m	BankAtlantic Bancorp, Inc	0

		TOTAL DEPOSITORY INSTITUTIONS	0

		TOTAL RIGHTS / WARRANTS	0

		(Cost $0)

		TOTAL INVESTMENTS - 99.4%	773,403,919
		(Cost $833,749,459)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	4,491,937

		NET ASSETS - 100.0%	$777,895,856

		Abbreviation(s):
		REIT - Real Estate Investment Trust

	*	Non-income producing.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.0%

APARTMENT REITS - 12.2%
375,000		American Campus Communities, Inc	$10,233,750
284,000		AvalonBay Communities, Inc	26,517,080
420,000		Equity Residential	17,488,800
65,000		Essex Property Trust, Inc	6,340,100
660,000		UDR, Inc	12,625,800

		TOTAL APARTMENT REITS	73,205,530

DIVERSIFIED REITS - 9.2%
196,000		Digital Realty Trust, Inc	11,305,280
390,000		Entertainment Properties Trust	14,847,300
340,007		Mission West Properties, Inc	2,318,848
370,000		Vornado Realty Trust	26,991,500

		TOTAL DIVERSIFIED REITS	55,462,928

FORESTRY - 1.2%
200,000		Plum Creek Timber Co, Inc	6,906,000

		TOTAL FORESTRY	6,906,000

HEALTHCARE REITS - 10.4%
470,000		HCP, Inc	15,157,500
365,000		Health Care REIT, Inc	15,373,800
430,000		Nationwide Health Properties, Inc	15,381,100
350,000		Ventas, Inc	16,432,500

		TOTAL HEALTHCARE REITS	62,344,900

HOLDING AND OTHER INVESTMENT OFFICES - 2.3%
370,000		AMB Property Corp	8,772,700
75,000		Annaly Mortgage Management, Inc	1,286,250
80,000		Home Properties, Inc	3,605,600

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,664,550

HOTEL REITS - 6.6%
300,000	*	FelCor Lodging Trust, Inc	1,497,000
1,770,000		Host Marriott Corp	23,859,600
1,000,000	*	Orient-Express Hotels Ltd (Class A)	7,400,000
50,000		Starwood Hotels & Resorts Worldwide, Inc	2,071,500
450,000	*	Sunstone Hotel Investors, Inc	4,468,500

		TOTAL HOTEL REITS	39,296,600

HOTELS AND OTHER LODGING PLACES - 0.3%
45,000	*	Vail Resorts, Inc	1,570,950

		TOTAL HOTELS AND OTHER LODGING PLACES	1,570,950

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

INDUSTRIAL REITS - 3.8%
188,444		EastGroup Properties, Inc	$6,704,838
1,600,000		Prologis	16,208,000

		TOTAL INDUSTRIAL REITS	22,912,838

NONDEPOSITORY INSTITUTIONS - 0.0%
211,200	*,f,m	People’s Choice Financial Corp	0

		TOTAL NONDEPOSITORY INSTITUTIONS	0

OFFICE PROPERTY REITS - 11.7%
172,000		Alexandria Real Estate Equities, Inc	10,899,640
263,000		BioMed Realty Trust, Inc	4,231,670
405,000		Boston Properties, Inc	28,892,700
150,000		Corporate Office Properties Trust	5,664,000
300,000		Hersha Hospitality Trust	1,356,000
345,000		SL Green Realty Corp	18,988,800

		TOTAL OFFICE PROPERTY REITS	70,032,810

REAL ESTATE - 4.5%
620,000	*	CB Richard Ellis Group, Inc (Class A)	8,438,200
320,000	*	Forestar Real Estate Group, Inc	5,747,200
3,850,000	a	Thomas Properties Group, Inc	12,743,500

		TOTAL REAL ESTATE	26,928,900

REGIONAL MALL REITS - 14.3%
300,000		Glimcher Realty Trust	1,794,000
640,000		Macerich Co	23,884,800
750,000		Simon Property Group, Inc	60,562,499

		TOTAL REGIONAL MALL REITS	86,241,299

SHOPPING CENTER REITS - 8.2%
1,650,000		Developers Diversified Realty Corp	16,335,000
140,000		Federal Realty Investment Trust	9,837,800
700,000		Kimco Realty Corp	9,408,000
400,000		Regency Centers Corp	13,760,000

		TOTAL SHOPPING CENTER REITS	49,340,800

SINGLE TENANT REITS - 1.5%
300,000		Realty Income Corp	9,099,000

		TOTAL SINGLE TENANT REITS	9,099,000

STORAGE REITS - 8.8%
190,000		Extra Space Storage, Inc	2,641,000
420,000		Public Storage, Inc	36,922,200
150,000		Sovran Self Storage, Inc	5,164,500
1,100,000		U-Store-It Trust	8,206,000

		TOTAL STORAGE REITS	52,933,700

		TOTAL COMMON STOCKS	569,940,805

		(Cost $641,028,256)

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

PREFERRED STOCK - 0.9%

OFFICE PROPERTY REITS - 0.5%
120,000	SL Green Realty Corp	$2,848,800

	TOTAL OFFICE PROPERTY REITS	2,848,800

REGIONAL MALL REITS - 0.4%
124,000	CBL & Associates Properties, Inc	2,639,960

	TOTAL REGIONAL MALL REITS	2,639,960

	TOTAL PREFERRED STOCK	5,488,760

	(Cost $5,333,131)

	TOTAL INVESTMENTS - 95.9%	575,429,565
	(Cost $646,361,387)
	OTHER ASSETS & LIABILITIES, NET - 4.1%	24,366,030

	NET ASSETS - 100.0%	$599,795,595

Abbreviation(s):
REIT - Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
f	Restricted security.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)
19,711,295	TIAA-CREF Bond Plus Fund	$199,281,195
6,364,551	TIAA-CREF Enhanced International Equity Index Fund	36,978,040
6,453,612	TIAA-CREF Enhanced Large-Cap Growth Index Fund	49,563,737
7,406,872	TIAA-CREF Enhanced Large-Cap Value Index Fund	50,292,662
3,820,622	TIAA-CREF Growth & Income Fund	28,310,809
4,937,143	TIAA-CREF International Equity Fund	37,226,058
3,972,008	TIAA-CREF Large-Cap Growth Fund	32,967,666
3,160,862	TIAA-CREF Large-Cap Value Fund	33,473,528
161,028	TIAA-CREF Mid-Cap Growth Fund	2,351,006
194,893	TIAA-CREF Mid-Cap Value Fund	2,640,797
1,587,456	TIAA-CREF Small-Cap Equity Fund	17,700,129

	TOTAL TIAA-CREF FUNDS	490,785,627

	(Cost $523,789,837)

	TOTAL INVESTMENTS - 100.0%	490,785,627
	(Cost $523,789,837)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(169,865)

	NET ASSETS - 100.0%	$490,615,762

(a) The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 98.1%

CORPORATE BONDS - 30.0%

AGENCY SECURITIES - 7.7%
$ 9,483,827		AMAL Ltd	3.470%	08/21/21	$9,746,909
5,000,000		Bank of America Corp	2.380	06/22/12	5,152,500
11,000,000		Citigroup Funding, Inc	2.000	03/30/12	11,228,657
11,000,000		Citigroup Funding, Inc	1.880	10/22/12	11,231,231
10,000,000		Citigroup Funding, Inc	2.250	12/10/12	10,294,030
12,000,000		Citigroup, Inc	2.130	04/30/12	12,294,120
5,000,000		General Electric Capital Corp	2.250	03/12/12	5,129,780
2,400,000		General Electric Capital Corp	2.200	06/08/12	2,463,331
3,000,000		General Electric Capital Corp	2.130	12/21/12	3,084,264
4,000,000		General Electric Capital Corp	2.630	12/28/12	4,156,736
17,000,000		GMAC, Inc	1.750	10/30/12	17,294,950
43,394,000		GMAC, Inc	2.200	12/19/12	44,587,423
11,000,000		JPMorgan Chase & Co	3.130	12/01/11	11,379,654
4,000,000		KeyBank NA	3.200	06/15/12	4,184,668
3,000,000		New York Community Bank	3.000	12/16/11	3,102,843
9,829,674		Premier Aircraft Leasing	3.580	02/06/22	10,125,252
7,500,000		Private Export Funding Corp	4.300	12/15/21	7,825,958
2,000,000		Regions Bank	3.250	12/09/11	2,072,794
2,272,686		Rowan Cos, Inc	3.530	05/01/20	2,300,367
4,791,645		Rowan Cos, Inc	3.160	07/15/21	4,865,049
4,746,960		San Clemente Leasing LLC	3.590	08/27/21	4,986,112
3,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	3,082,860
2,000,000		Sovereign Bank	2.750	01/17/12	2,066,846
7,000,000		State Street Corp	2.150	04/30/12	7,168,315
11,547,000		US Central Federal Credit Union	1.900	10/19/12	11,785,203
4,000,000		Wells Fargo & Co	2.130	06/15/12	4,107,464
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,083,315

		TOTAL AGENCY SECURITIES			220,800,631

AMUSEMENT AND RECREATION SERVICES - 0.1%
178,357		Walt Disney Co	6.380	03/01/12	193,318
1,500,000		Walt Disney Co	4.500	12/15/13	1,652,043

		TOTAL AMUSEMENT AND RECREATION SERVICES			1,845,361

AUTO REPAIR, SERVICES AND PARKING - 0.0%
890,000	g	ERAC USA Finance LLC	5.250	10/01/20	899,358

		TOTAL AUTO REPAIR, SERVICES AND PARKING			899,358

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
1,700,000		Advance Auto Parts, Inc	5.750	05/01/20	1,738,226

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,738,226

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.1%
$ 500,000		Home Depot, Inc	5.250%	12/16/13	$549,774
925,000		Home Depot, Inc	5.880	12/16/36	948,216

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			1,497,990

BUSINESS SERVICES - 0.2%
850,000		Adobe Systems, Inc	3.250	02/01/15	872,909
670,000		Daimler Finance North America LLC	5.880	03/15/11	690,345
1,350,000		Daimler Finance North America LLC	5.750	09/08/11	1,405,812
178,357		Daimler Finance North America LLC	7.300	01/15/12	192,253
950,000		Oracle Corp	3.750	07/08/14	1,017,097
675,000		Oracle Corp	5.750	04/15/18	781,430

		TOTAL BUSINESS SERVICES			4,959,846

CHEMICALS AND ALLIED PRODUCTS - 1.2%
370,000		Abbott Laboratories	5.600	05/15/11	385,342
2,160,000		Abbott Laboratories	4.130	05/27/20	2,262,775
1,025,000		Abbott Laboratories	5.300	05/27/40	1,075,669
1,000,000		Air Products & Chemicals, Inc	4.150	02/01/13	1,050,936
250,000		Airgas, Inc	4.500	09/15/14	259,954
345,000		Clorox Co	5.450	10/15/12	375,254
1,000,000		Clorox Co	3.550	11/01/15	1,055,282
180,000		Colgate-Palmolive Co	6.450	06/16/28	214,011
500,000		Eastman Chemical Co	5.500	11/15/19	538,212
740,000		Ecolab, Inc	6.880	02/01/11	764,069
1,105,000		EI Du Pont de Nemours & Co	4.130	03/06/13	1,175,916
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	1,043,225
2,400,000		EI Du Pont de Nemours & Co	4.630	01/15/20	2,580,799
1,315,000		Eli Lilly & Co	3.550	03/06/12	1,371,275
875,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,001,240
1,000,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	991,680
900,000		Johnson & Johnson	5.850	07/15/38	1,058,730
560,000		Life Technologies Corp	3.380	03/01/13	572,416
350,000		Life Technologies Corp	4.400	03/01/15	362,032
900,000		Novartis Capital Corp	4.130	02/10/14	971,036
3,300,000		Novartis Capital Corp	2.900	04/24/15	3,394,735
575,000		Novartis Capital Corp	4.400	04/24/20	619,921
2,150,000		Pfizer, Inc	4.450	03/15/12	2,268,183
685,000		Pfizer, Inc	5.350	03/15/15	776,086
1,500,000		Pfizer, Inc	6.200	03/15/19	1,782,597
1,575,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	1,675,572
1,200,000		Praxair, Inc	5.250	11/15/14	1,346,630
960,000		Procter & Gamble Co	5.550	03/05/37	1,084,825
705,000		Schering-Plough Corp	6.550	09/15/37	876,950
1,080,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,092,703
1,250,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	1,274,491
178,357		Wyeth	6.950	03/15/11	185,811

		TOTAL CHEMICALS AND ALLIED PRODUCTS			35,488,357

COMMUNICATIONS - 2.3%
1,560,000	g	America Movil SAB de C.V.	5.000	03/30/20	1,611,750
750,000	g	America Movil SAB de C.V.	6.130	03/30/40	783,174

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,000,000		American Tower Corp	4.630%	04/01/15	$1,040,237
940,000		AT&T, Inc	6.150	09/15/34	986,931
650,000		AT&T, Inc	6.500	09/01/37	720,947
2,575,000		AT&T, Inc	6.300	01/15/38	2,794,346
370,000		BellSouth Capital Funding Corp	7.880	02/15/30	453,524
1,875,000		BellSouth Corp	5.200	09/15/14	2,083,498
180,000		BellSouth Corp	6.880	10/15/31	205,038
178,357		British Telecommunications plc	9.380	12/15/10	184,461
17,357		CBS Corp	6.630	05/15/11	18,091
3,275,000		Cellco Partnership	3.750	05/20/11	3,354,349
600,000		Cellco Partnership	5.550	02/01/14	672,687
3,425,000		Cellco Partnership	8.500	11/15/18	4,452,975
64,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	74,110
1,500,000		Comcast Corp	5.150	03/01/20	1,570,424
330,000		Comcast Corp	5.650	06/15/35	325,041
1,525,000		Comcast Corp	6.400	03/01/40	1,641,385
950,000		Deutsche Telekom International Finance BV	8.750	06/15/30	1,227,111
925,000		DIRECTV Holdings LLC	4.750	10/01/14	979,642
3,250,000		DIRECTV Holdings LLC	3.550	03/15/15	3,271,564
3,550,000		DIRECTV Holdings LLC	5.200	03/15/20	3,699,855
33,357		France Telecom S.A.	7.750	03/01/11	34,808
1,175,000	g	NBC Universal, Inc	5.150	04/30/20	1,225,511
1,000,000	g	NBC Universal, Inc	6.400	04/30/40	1,068,201
1,330,000		New Cingular Wireless Services, Inc	7.880	03/01/11	1,390,733
90,000		Sprint Capital Corp	8.380	03/15/12	94,388
1,000,000		Sprint Capital Corp	8.750	03/15/32	955,000
365,000		Sprint Nextel Corp	6.000	12/01/16	327,588
1,025,000		Telecom Italia Capital S.A.	6.180	06/18/14	1,071,573
1,000,000		Telecom Italia Capital S.A.	7.000	06/04/18	1,065,163
2,950,000		Telecom Italia Capital S.A.	7.180	06/18/19	3,176,008
3,740,000		Telefonica Emisiones SAU	5.130	04/27/20	3,748,575
1,400,000	g	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,465,247
1,000,000	g	Telemar Norte Leste S.A.	9.500	04/23/19	1,197,500
1,475,000		Time Warner Cable, Inc	6.200	07/01/13	1,649,699
1,100,000		Time Warner Cable, Inc	6.750	07/01/18	1,262,666
1,500,000		Time Warner Cable, Inc	8.750	02/14/19	1,892,609
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,551,839
1,250,000		Verizon Communications, Inc	4.350	02/15/13	1,336,196
645,000		Verizon Communications, Inc	8.750	11/01/18	838,483
825,000		Verizon Communications, Inc	6.250	04/01/37	886,325
650,000		Verizon Communications, Inc	6.400	02/15/38	716,343
650,000		Verizon Communications, Inc	8.950	03/01/39	920,775
670,000		Verizon New England, Inc	4.750	10/01/13	712,948
1,120,000		Verizon New Jersey, Inc	5.880	01/17/12	1,187,346
178,357		Verizon New York, Inc	6.880	04/01/12	192,727
500,000		Verizon Virginia, Inc	4.630	03/15/13	527,636
850,000		Viacom, Inc	4.380	09/15/14	903,437

		TOTAL COMMUNICATIONS			64,550,464

DEPOSITORY INSTITUTIONS - 4.2%
1,010,000		Asian Development Bank/Pasig	4.130	09/15/10	1,017,410
1,600,000	g	Banco do Brasil S.A.	4.500	01/22/15	1,616,000

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,400,000	g	Banco Santander Brasil	4.500%	04/06/15	$1,379,000
1,500,000	g,i	Banco Santander Chile	1.560	04/20/12	1,499,117
178,357		Bank of America Corp	7.400	01/15/11	183,644
400,000		Bank of America Corp	4.900	05/01/13	419,073
1,075,000		Bank of America Corp	7.380	05/15/14	1,204,818
2,625,000		Bank of America Corp	4.500	04/01/15	2,653,143
2,275,000		Bank of America Corp	5.300	03/15/17	2,290,700
1,700,000		Bank of America Corp	6.000	09/01/17	1,788,963
1,750,000		Bank of America Corp	5.750	12/01/17	1,814,892
6,000,000	g	Bank of Montreal	2.850	06/09/15	6,098,069
1,275,000		Bank of New York Mellon Corp	4.300	05/15/14	1,369,392
875,000		Bank of New York Mellon Corp	5.450	05/15/19	976,853
178,357		Bank One Corp	5.900	11/15/11	187,431
2,225,000		Bank One Corp	5.250	01/30/13	2,367,925
825,000		Barclays Bank plc	5.200	07/10/14	870,665
980,000	g	Barclays Bank plc	6.050	12/04/17	989,059
350,000	i	BB&T Capital Trust IV	6.820	06/12/57	318,500
1,275,000		BB&T Corp	3.850	07/27/27	1,329,163
1,430,000	g	BBVA Bancomer S.A.	7.250	04/22/20	1,410,817
1,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	1,011,121
3,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	3,010,020
950,000		Capital One Bank USA NA	8.800	07/15/19	1,185,990
1,100,000		Capital One Capital V	8.880	05/15/40	1,145,510
1,480,000		Capital One Financial Corp	5.700	09/15/11	1,539,628
750,000		Citigroup, Inc	5.100	09/29/11	771,185
178,357		Citigroup, Inc	6.000	02/21/12	186,679
1,125,000		Citigroup, Inc	5.300	10/17/12	1,165,851
2,375,000		Citigroup, Inc	5.500	10/15/14	2,441,773
1,100,000		Citigroup, Inc	6.130	05/15/18	1,148,050
4,475,000		Citigroup, Inc	8.500	05/22/19	5,334,755
1,700,000		Citigroup, Inc	6.880	03/05/38	1,783,411
850,000		Citigroup, Inc	8.130	07/15/39	1,014,030
2,270,000		Credit Suisse	5.000	05/15/13	2,425,229
2,150,000		Credit Suisse	5.500	05/01/14	2,350,681
1,700,000		Credit Suisse	5.300	08/13/19	1,802,095
15,700,000	g	Depfa ACS Bank	5.130	03/16/37	11,473,983
900,000		Deutsche Bank AG.	3.880	08/18/14	929,693
1,000,000		Discover Bank	7.000	04/15/20	1,009,731
270,000		Golden West Financial Corp	4.750	10/01/12	281,730
1,400,000	g	Hana Bank	4.500	10/30/15	1,396,972
330,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	284,456
900,000		HSBC Holdings plc	6.500	09/15/37	931,543
1,500,000	g	ICICI Bank Ltd	5.500	03/25/15	1,550,469
1,500,000	g	Itau Unibanco Banco Multiplo S.A.	6.200	04/15/20	1,537,500
1,000,000		JP Morgan Chase Capital XXV	6.800	10/01/37	988,374
250,000		JPMorgan Chase & Co	4.500	01/15/12	260,782
2,000,000		JPMorgan Chase & Co	3.700	01/20/15	2,045,690
2,980,000		JPMorgan Chase & Co	6.000	01/15/18	3,290,620
2,275,000		JPMorgan Chase & Co	6.300	04/23/19	2,569,601
1,700,000		JPMorgan Chase & Co	4.950	03/25/20	1,766,725
1,400,000		JPMorgan Chase & Co	6.400	05/15/38	1,620,521
825,000	g	Lloyds TSB Bank plc	5.800	01/13/20	778,713

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000	i	Manufacturers & Traders Trust Co	5.630%	12/01/21	$472,625
370,000		Mellon Funding Corp	6.400	05/14/11	385,796
2,800,000		Northern Trust Corp	4.630	05/01/14	3,060,666
1,900,000		PNC Funding Corp	5.130	02/08/20	1,975,650
1,260,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,556,100
725,000		Regions Financial Corp	4.880	04/26/13	728,749
725,000		Regions Financial Corp	5.750	06/15/15	720,414
4,500,000	g	Royal Bank of Canada	3.130	04/14/15	4,667,819
1,500,000	g	Shinhan Bank	4.380	09/15/15	1,486,871
1,400,000		State Street Corp	4.300	05/30/14	1,490,919
1,010,000		Union Bank of California NA	5.950	05/11/16	1,083,136
425,000		USB Capital XIII Trust	6.630	12/15/39	448,095
200,000		Wachovia Bank NA	5.300	10/15/11	209,328
1,300,000		Wachovia Bank NA	4.800	11/01/14	1,361,380
2,000,000		Wachovia Bank NA	5.850	02/01/37	1,986,072
4,900,000		Wells Fargo & Co	4.750	02/09/15	5,128,379
560,000		Zions Bancorporation	7.750	09/23/14	570,628

		TOTAL DEPOSITORY INSTITUTIONS			120,150,372

ELECTRIC, GAS, AND SANITARY SERVICES - 2.2%
1,100,000		AGL Capital Corp	5.250	08/15/19	1,163,461
1,945,000		Alliant Energy Corp	1.000	10/15/14	2,007,026
1,175,000		Atmos Energy Corp	8.500	03/15/19	1,476,764
2,300,000		Carolina Power & Light Co	5.300	01/15/19	2,571,752
330,000		Carolina Power & Light Co	5.700	04/01/35	356,941
500,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	580,052
270,000		CenterPoint Energy Resources Corp	7.880	04/01/13	309,386
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	1,058,581
1,500,000	g	Colbun S.A.	6.000	01/21/20	1,566,039
600,000		Commonweatlh Edison Co	5.900	03/15/36	653,359
625,000		Connecticut Light & Power Co	5.500	02/01/19	694,684
415,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	439,870
965,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	1,040,268
939,000		Consolidated Natural Gas Co	6.250	11/01/11	995,488
330,000		Consolidated Natural Gas Co	5.000	12/01/14	357,093
1,750,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,981,096
385,000		Duke Energy Carolinas LLC	4.300	06/15/20	406,589
310,000	g	Enel Finance International S.A.	3.880	10/07/14	312,528
825,000		FirstEnergy Solutions Corp	4.800	02/15/15	863,274
950,000		FirstEnergy Solutions Corp	6.050	08/15/21	968,947
500,000		Florida Power Corp	6.400	06/15/38	597,579
950,000		Indiana Michigan Power Co	7.000	03/15/19	1,111,525
290,000	g	Kansas Gas & Electric	6.700	06/15/19	339,959
185,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	198,342
1,175,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	1,462,551
850,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	875,934
1,400,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	1,527,540
270,000		National Fuel Gas Co	5.250	03/01/13	285,406
950,000		Nevada Power Co	6.500	08/01/18	1,087,504
2,020,000		Nisource Finance Corp	5.400	07/15/14	2,158,245
3,000,000		Northern States Power Co	5.350	11/01/39	3,153,744
220,000		Oncor Electric Delivery Co	7.250	01/15/33	263,773

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 670,000		ONEOK Partners LP	5.900%	04/01/12	$714,688
1,050,000		Pacific Gas & Electric Co	8.250	10/15/18	1,343,461
750,000		PacifiCorp	6.000	01/15/39	861,560
2,200,000		PG&E Corp	5.750	04/01/14	2,437,255
200,000		Potomac Electric Power Co	7.900	12/15/38	271,727
850,000		Progress Energy, Inc	7.050	03/15/19	1,004,222
675,000		Public Service Co of Colorado	4.880	03/01/13	734,238
270,000		Public Service Co of Colorado	5.500	04/01/14	300,291
2,700,000		Public Service Co of Oklahoma	5.150	12/01/19	2,843,178
660,000		Public Service Electric & Gas Co	5.300	05/01/18	723,912
1,800,000		Public Service Electric & Gas Co	5.380	11/01/39	1,928,048
970,000	g	Republic Services, Inc	5.000	03/01/20	1,005,809
1,395,000	g	Republic Services, Inc	5.250	11/15/21	1,467,749
1,275,000	g	Republic Services, Inc	6.200	03/01/40	1,367,513
1,475,000		San Diego Gas & Electric Co	5.350	05/15/40	1,592,077
950,000		Sempra Energy	6.000	10/15/39	1,007,987
650,000		Veolia Environnement	5.250	06/03/13	701,554
1,280,000		Virginia Electric and Power Co	4.750	03/01/13	1,386,445
3,925,000		Waste Management, Inc	6.130	11/30/39	4,244,052
725,000	g	Williams Partners LP	3.800	02/15/15	729,707
1,275,000	g	Williams Partners LP	5.250	03/15/20	1,303,773
1,425,000	g	Williams Partners LP	6.300	04/15/40	1,431,713

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			62,266,259

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.4%
1,700,000		Amphenol Corp	4.750	11/15/14	1,801,364
850,000		Analog Devices, Inc	5.000	07/01/14	918,731
2,270,000		Cisco Systems, Inc	4.450	01/15/20	2,396,265
625,000		General Electric Co	5.250	12/06/17	679,629
1,200,000		Hewlett-Packard Co	2.950	08/15/12	1,243,762
515,000		L-3 Communications Corp	5.200	10/15/19	537,171
1,500,000		National Semiconductor Corp	3.950	04/15/15	1,520,133
910,000		Tyco International Finance S.A.	6.000	11/15/13	1,018,565
515,000		Tyco International Finance S.A.	4.130	10/15/14	546,673
1,225,000		Whirlpool Corp	8.000	05/01/12	1,340,110

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			12,002,403

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.1%
1,400,000	g	National Agricultural Cooperative Federation	5.000	09/30/14	1,456,984

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL			1,456,984

FABRICATED METAL PRODUCTS - 0.0%
425,000		CRH America, Inc	6.950	03/15/12	460,263

		TOTAL FABRICATED METAL PRODUCTS			460,263

FOOD AND KINDRED PRODUCTS - 0.8%
1,525,000		Bottling Group LLC	6.950	03/15/14	1,799,788
700,000		Bunge Ltd	8.500	06/15/19	835,922
700,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	756,992
300,000		Coca-Cola Enterprises, Inc	4.500	08/15/19	324,432
1,750,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,770,253
575,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	639,805

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 835,000		Dr Pepper Snapple Group, Inc	6.820%	05/01/18	$995,872
825,000		Dr Pepper Snapple Group, Inc	7.450	05/01/38	1,058,404
925,000		General Mills, Inc	5.250	08/15/13	1,020,269
1,500,000		General Mills, Inc	5.650	02/15/19	1,704,417
1,400,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	1,411,224
178,357		Kraft Foods, Inc	6.250	06/01/12	194,406
755,000		Kraft Foods, Inc	6.130	02/01/18	856,848
2,200,000		Kraft Foods, Inc	5.380	02/10/20	2,357,412
330,000		Kraft Foods, Inc	6.500	11/01/31	362,306
700,000		Kraft Foods, Inc	6.500	02/09/40	782,830
2,600,000	g	Mead Johnson Nutrition Co	4.900	11/01/19	2,749,294
2,200,000	g	Mead Johnson Nutrition Co	5.900	11/01/39	2,350,638
275,000		PepsiAmericas, Inc	5.750	07/31/12	301,247
150,000		PepsiAmericas, Inc	4.380	02/15/14	163,625
550,000		PepsiCo, Inc	7.900	11/01/18	711,127
178,357		Tyson Foods, Inc	8.250	10/01/11	192,626

		TOTAL FOOD AND KINDRED PRODUCTS			23,339,737

FOOD STORES - 0.2%
875,000		Delhaize Group S.A.	5.880	02/01/14	976,539
850,000		Delhaize Group S.A.	6.500	06/15/17	979,455
500,000		Kroger Co	6.200	06/15/12	544,106
275,000		Kroger Co	5.000	04/15/13	294,345
900,000		Kroger Co	6.400	08/15/17	1,047,600
175,000		Kroger Co	6.800	12/15/18	206,235
375,000		Safeway, Inc	5.000	08/15/19	402,487

		TOTAL FOOD STORES			4,450,767

GENERAL MERCHANDISE STORES - 0.1%
425,000		TJX Cos, Inc	6.950	04/15/19	527,661
875,000		Wal-Mart Stores, Inc	5.250	09/01/35	921,554
1,000,000		Wal-Mart Stores, Inc	5.630	04/01/40	1,091,201

		TOTAL GENERAL MERCHANDISE STORES			2,540,416

HEALTH SERVICES - 0.1%
500,000		Express Scripts, Inc	7.250	06/15/19	604,387
1,150,000		Quest Diagnostics, Inc	6.400	07/01/17	1,313,638

		TOTAL HEALTH SERVICES			1,918,025

HOLDING AND OTHER INVESTMENT OFFICES - 0.5%
510,000		AMB Property LP	6.630	12/01/19	549,567
450,000	g	BioMed Realty LP	6.130	04/15/20	468,540
325,000		Boston Properties LP	5.880	10/15/19	347,706
500,000		Boston Properties LP	2.880	02/15/37	493,125
350,000		Brandywine Operating Partnership LP	7.500	05/15/15	381,634
350,000		Brandywine Operating Partnership LP	5.700	05/01/17	341,945
500,000		Developers Diversified Realty Corp	7.500	04/01/17	490,693

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 600,000	g	Digital Realty Trust LP	4.500%	07/15/15	$598,182
178,357	m	EOP Operating LP	7.000	07/15/11	184,833
50,000		Federal Realty Investment Trust	5.650	06/01/16	53,402
100,000		Federal Realty Investment Trust	5.900	04/01/20	105,670
600,000		Health Care REIT, Inc	6.130	04/15/20	620,667
375,000		Highwoods Properties, Inc	5.850	03/15/17	374,130
4,300,000	g	HSBC Bank plc	3.500	06/28/15	4,341,365
150,000		Kimco Realty Corp	5.700	05/01/17	156,861
375,000		Mack-Cali Realty Corp	7.750	08/15/19	440,670
230,000		National Retail Properties, Inc	6.880	10/15/17	251,518
75,000		Nationwide Health Properties, Inc	6.250	02/01/13	80,555
125,000	g	PPF Funding, Inc	5.350	04/15/12	126,974
325,000		ProLogis	7.630	08/15/14	344,916
25,000		ProLogis	5.750	04/01/16	23,796
375,000		ProLogis	5.630	11/15/16	352,542
350,000		ProLogis	7.380	10/30/19	342,780
500,000		Realty Income Corp	5.950	09/15/16	543,793
925,000		Realty Income Corp	5.750	01/15/21	943,602
525,000		Regency Centers LP	5.250	08/01/15	547,538
50,000		Regency Centers LP	5.880	06/15/17	52,708
350,000		Simon Property Group LP	6.750	05/15/14	393,372
150,000		Simon Property Group LP	5.250	12/01/16	159,736
710,000		Simon Property Group LP	10.350	04/01/19	945,049

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			15,057,869

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.4%
325,000		Black & Decker Corp	8.950	04/15/14	395,526
935,000		Dover Corp	6.500	02/15/11	967,215
1,625,000		Hewlett-Packard Co	4.250	02/24/12	1,712,425
975,000		Hewlett-Packard Co	4.750	06/02/14	1,080,286
850,000		International Game Technology	7.500	06/15/19	987,029
3,075,000		ITT Corp	4.900	05/01/14	3,350,795
645,000		John Deere Capital Corp	2.950	03/09/15	662,274
675,000		Xerox Corp	8.250	05/15/14	791,199
750,000		Xerox Corp	4.250	02/15/15	776,472
450,000		Xerox Corp	5.630	12/15/19	478,854

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			11,202,075

INSTRUMENTS AND RELATED PRODUCTS - 0.3%
500,000		Agilent Technologies, Inc	4.450	09/14/12	521,740
950,000		Boston Scientific Corp	4.500	01/15/15	933,217
600,000		Medtronic, Inc	4.750	09/15/15	668,376
1,050,000		Medtronic, Inc	4.450	03/15/20	1,118,886
1,320,000		Stryker Corp	3.000	01/15/15	1,362,937
950,000		Stryker Corp	4.380	01/15/20	1,010,493
1,450,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	1,466,787
485,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	500,425
500,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	548,971
465,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	500,866
650,000		Xerox Corp	7.630	06/15/13	661,388

		TOTAL INSTRUMENTS AND RELATED PRODUCTS			9,294,086

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.1%
$1,700,000		Hartford Financial Services Group, Inc	4.000%	03/30/15	$1,669,031
1,700,000		Hartford Financial Services Group, Inc	5.500	03/30/20	1,650,005
850,000		Hartford Financial Services Group, Inc	6.630	03/30/40	789,286

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			4,108,322

INSURANCE CARRIERS - 0.8%
850,000		ACE INA Holdings, Inc	5.880	06/15/14	940,306
460,000		Aetna, Inc	6.500	09/15/18	532,293
425,000		Aetna, Inc	6.630	06/15/36	472,991
2,525,000		Aflac, Inc	8.500	05/15/19	3,038,019
975,000		Aflac, Inc	6.900	12/17/39	1,013,505
1,175,000		Allstate Corp	7.450	05/16/19	1,384,810
1,325,000		American Financial Group, Inc	9.880	06/15/19	1,584,862
750,000		Chubb Corp	6.000	05/11/37	811,098
350,000		CIGNA Corp	5.130	06/15/20	364,287
1,925,000		Lincoln National Corp	7.000	06/15/40	2,027,497
250,000		Metlife, Inc	5.000	06/15/15	267,218
1,700,000		Metlife, Inc	6.750	06/01/16	1,923,293
500,000		Metlife, Inc	5.700	06/15/35	488,999
1,700,000	g	Principal Life Global Funding I	5.130	10/15/13	1,786,345
950,000		Prudential Financial, Inc	7.380	06/15/19	1,100,057
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	1,711,136
925,000		Travelers Cos, Inc	5.800	05/15/18	1,014,572
250,000		Travelers Cos, Inc	5.900	06/02/19	277,582
750,000		WellPoint, Inc	5.880	06/15/17	835,547
655,000		WellPoint, Inc	5.850	01/15/36	658,451

		TOTAL INSURANCE CARRIERS			22,232,868

METAL MINING - 0.2%
1,500,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	1,650,000
410,000		Newmont Mining Corp	6.250	10/01/39	447,440
850,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	931,304
900,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	1,025,766
750,000		Rio Tinto Finance USA Ltd	9.000	05/01/19	984,202
750,000		Teck Resources Ltd	10.750	05/15/19	918,975

		TOTAL METAL MINING			5,957,687

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.0%
560,000		Harsco Corp	5.130	09/15/13	611,107

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			611,107

MISCELLANEOUS RETAIL - 0.2%
750,000		CVS Caremark Corp	3.250	05/18/15	761,818
2,650,000		CVS Caremark Corp	5.750	06/01/17	2,948,077
175,000		CVS Caremark Corp	6.600	03/15/19	203,644
725,000		CVS Caremark Corp	4.750	05/18/20	742,180
900,000		Staples, Inc	9.750	01/15/14	1,104,009

		TOTAL MISCELLANEOUS RETAIL			5,759,728

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MOTION PICTURES - 0.1%
$1,088,357		Time Warner, Inc	6.880%	05/01/12	$1,185,704
850,000		Time Warner, Inc	6.500	11/15/36	924,430

		TOTAL MOTION PICTURES			2,110,134

NONDEPOSITORY INSTITUTIONS - 2.2%
575,000		American Express Co	7.000	03/19/18	663,201
2,075,000		American Express Co	8.130	05/20/19	2,576,308
1,350,000	g	American Honda Finance Corp	5.130	12/15/10	1,374,126
825,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	879,151
4,800,000	g	CDP Financial, Inc	3.000	11/25/14	4,844,227
5,200,000		Countrywide Home Loans, Inc	4.000	03/22/11	5,294,848
600,000		General Electric Capital Corp	5.880	02/15/12	637,646
178,357		General Electric Capital Corp	6.000	06/15/12	191,934
6,100,000		General Electric Capital Corp	5.500	06/04/14	6,665,336
1,650,000		General Electric Capital Corp	3.500	06/29/15	1,648,553
2,900,000		General Electric Capital Corp	5.500	01/08/20	3,064,590
1,225,000		General Electric Capital Corp	6.880	01/10/39	1,352,562
1,520,000		HSBC Finance Corp	5.250	01/14/11	1,545,525
178,357		HSBC Finance Corp	7.000	05/15/12	192,048
7,250,000		HSBC Finance Corp	6.380	11/27/12	7,829,557
250,000		HSBC Finance Corp	4.750	07/15/13	261,852
3,250,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	3,532,129
3,000,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	3,120,171
775,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	836,647
3,000,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	3,398,133
1,000,000	g	LUKOIL International Finance BV	7.250	11/05/19	1,030,000
1,077,000		MBNA Corp	6.130	03/01/13	1,156,208
178,357		National Rural Utilities Cooperative Finance Corp	7.250	03/01/12	195,585
1,330,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	1,364,463
1,610,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	1,780,050
850,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	1,178,671
1,100,000	g	PONTIS Ltd	6.250	07/20/10	1,078,000
1,845,000		Svensk Exportkredit AB	5.130	03/01/17	2,058,339
1,400,000	g	TNK-BP Finance S.A.	6.250	02/02/15	1,403,500
801,563		Totem Ocean Trailer Express, Inc	4.510	12/18/19	870,088

		TOTAL NONDEPOSITORY INSTITUTIONS			62,023,448

OIL AND GAS EXTRACTION - 1.5%
1,925,000		Anadarko Petroleum Corp	5.950	09/15/16	1,656,842
510,000		Anadarko Petroleum Corp	8.700	03/15/19	481,516
850,000		Anadarko Petroleum Corp	7.950	06/15/39	725,784
960,000		Anadarko Petroleum Corp	6.200	03/15/40	759,534
1,325,000		Baker Hughes, Inc	6.500	11/15/13	1,513,660
1,110,000		Baker Hughes, Inc	6.880	01/15/29	1,305,951
600,000		BJ Services Co	5.750	06/01/11	624,805
930,000		Burlington Resources Finance Co	6.400	08/15/11	975,059
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	1,331,314
725,000		Cenovus Energy, Inc	4.500	0	774,437
178,357		Devon Financing Corp ULC	6.880	09/30/11	190,426
1,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,591,848
325,000		EnCana Corp	6.500	05/15/19	373,494
350,000		EnCana Corp	6.630	08/15/37	391,050
1,325,000		Enterprise Products Operating LLC	4.600	08/01/12	1,385,786

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000		Enterprise Products Operating LLC	5.600%	10/15/14	$542,567
250,000		Enterprise Products Operating LLC	5.000	03/01/15	262,999
700,000		Enterprise Products Operating LLC	6.300	09/15/17	783,037
400,000		Enterprise Products Operating LLC	6.500	01/31/19	448,481
1,925,000		Enterprise Products Operating LLC	5.200	09/01/20	1,976,996
2,000,000		Enterprise Products Operating LLC	6.130	10/15/39	1,995,715
1,225,000		EOG Resources, Inc	4.400	06/01/20	1,266,425
500,000		Husky Energy, Inc	6.250	06/15/12	539,259
400,000		Husky Energy, Inc	6.800	09/15/37	455,912
850,000		Nexen, Inc	6.400	05/15/37	886,393
1,475,000		Nexen, Inc	7.500	07/30/39	1,728,612
550,000		Pemex Project Funding Master Trust	5.750	03/01/18	576,172
375,000		Pemex Project Funding Master Trust	6.630	06/15/38	382,599
1,835,000		Petrobras International Finance Co	7.880	03/15/19	2,099,529
823,000		Petrobras International Finance Co	6.880	01/20/40	829,735
1,400,000	g	Petroleos Mexicanos	4.880	03/15/15	1,449,000
250,000		Petroleos Mexicanos	8.000	05/03/19	297,500
1,400,000	g	Petroleos Mexicanos	6.000	03/05/20	1,470,000
1,230,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,402,200
1,400,000	g	Petronas Capital Ltd	5.250	08/12/19	1,471,974
1,700,000		Plains All American Pipeline LP	5.750	01/15/20	1,756,610
1,200,000		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	1,242,000
950,000		SEACOR Holdings, Inc	7.380	10/01/19	1,003,263
2,230,000		XTO Energy, Inc	6.250	04/15/13	2,517,143
1,000,000		XTO Energy, Inc	4.630	06/15/13	1,078,146
750,000		XTO Energy, Inc	5.500	06/15/18	857,634

		TOTAL OIL AND GAS EXTRACTION			43,401,407

PAPER AND ALLIED PRODUCTS - 0.0%
357		International Paper Co	6.750	09/01/11	365
800,000		International Paper Co	7.300	11/15/39	882,185

		TOTAL PAPER AND ALLIED PRODUCTS			882,550

PETROLEUM AND COAL PRODUCTS - 0.7%
1,650,000		BP Capital Markets plc	3.130	03/10/12	1,525,463
2,500,000		BP Capital Markets plc	3.880	03/10/15	2,130,383
1,625,000		Chevron Corp	3.450	03/03/12	1,693,614
2,125,000		ConocoPhillips	4.600	01/15/15	2,321,455
1,725,000		ConocoPhillips	6.500	02/01/39	2,083,143
700,000		Hess Corp	8.130	02/15/19	872,589
1,500,000		Hess Corp	6.000	01/15/40	1,550,771
500,000		Marathon Oil Corp	6.500	02/15/14	562,984
328,000		Marathon Oil Corp	7.500	02/15/19	393,309
1,000,000		Shell International Finance BV	3.100	06/28/15	1,015,475
1,700,000		Shell International Finance BV	4.380	03/25/20	1,757,341
425,000		Shell International Finance BV	6.380	12/15/38	507,749
625,000		Statoil ASA	2.900	10/15/14	639,019
775,000		Valero Energy Corp	4.500	02/01/15	796,353
2,000,000		Valero Energy Corp	6.130	02/01/20	2,055,192

		TOTAL PETROLEUM AND COAL PRODUCTS			19,904,840

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

PIPELINES, EXCEPT NATURAL GAS - 0.2%
$ 725,000			Enbridge Energy Partners LP	5.200%	03/15/20	$747,042
900,000	g		Rockies Express Pipeline LLC	6.250	07/15/13	957,739
220,000			TransCanada Pipelines Ltd	4.000	06/15/13	233,883
2,900,000			TransCanada Pipelines Ltd	7.690	06/30/16	3,413,277
1,000,000			TransCanada Pipelines Ltd	5.850	03/15/36	1,024,922

			TOTAL PIPELINES, EXCEPT NATURAL GAS			6,376,863

PRIMARY METAL INDUSTRIES - 0.1%
178,357			Alcoa, Inc	6.500	06/01/11	183,317
750,000			ArcelorMittal	5.380	06/01/13	788,775
415,000			ArcelorMittal	9.850	06/01/19	518,601
1,050,000			ArcelorMittal	7.000	10/15/39	1,109,068

			TOTAL PRIMARY METAL INDUSTRIES			2,599,761

PRINTING AND PUBLISHING - 0.2%
1,050,000			News America, Inc	7.250	05/18/18	1,263,047
330,000			News America, Inc	7.630	11/30/28	380,798
900,000			News America, Inc	6.200	12/15/34	947,896
1,100,000			News America, Inc	6.650	11/15/37	1,234,537
900,000			News America, Inc	6.900	08/15/39	1,032,874

			TOTAL PRINTING AND PUBLISHING			4,859,152

RAILROAD TRANSPORTATION - 0.3%
670,000			Burlington Northern Santa Fe Corp	6.750	07/15/11	705,753
2,000,000			Burlington Northern Santa Fe Corp	4.700	10/01/19	2,118,206
450,000			Burlington Northern Santa Fe Corp	6.150	05/01/37	506,480
1,925,000			Burlington Northern Santa Fe Corp	5.750	05/01/40	2,036,051
625,000			Norfolk Southern Corp	5.750	04/01/18	706,488
1,263,000			Norfolk Southern Corp	5.590	05/17/25	1,353,107
165,000			Union Pacific Corp	6.500	04/15/12	179,349
250,000			Union Pacific Corp	5.130	02/15/14	273,510

			TOTAL RAILROAD TRANSPORTATION			7,878,944

REAL ESTATE - 0.0%
750,000	g,i		USB Realty Corp	6.090	12/30/49	521,250

			TOTAL REAL ESTATE			521,250

SECURITY AND COMMODITY BROKERS - 1.7%
800,000			Ameriprise Financial, Inc	5.300	03/15/20	835,799
1,700,000			BlackRock, Inc	3.500	12/10/14	1,763,077
1,950,000			BlackRock, Inc	5.000	12/10/19	2,072,598
178,357			Credit Suisse USA, Inc	6.500	01/15/12	191,119
1,000,000			Eaton Vance Corp	6.500	10/02/17	1,137,205
1,400,000			Franklin Resources, Inc	3.130	05/20/15	1,433,915
1,000,000		i	Goldman Sachs Capital II	5.790	12/30/49	755,000
178,357			Goldman Sachs Group, Inc	6.600	01/15/12	188,638
100,000			Goldman Sachs Group, Inc	3.630	08/01/12	101,871
1,500,000			Goldman Sachs Group, Inc	5.700	09/01/12	1,583,841
810,000			Goldman Sachs Group, Inc	6.000	05/01/14	870,478
2,575,000			Goldman Sachs Group, Inc	5.350	01/15/16	2,664,064
1,550,000			Goldman Sachs Group, Inc	7.500	02/15/19	1,732,557

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,375,000		Goldman Sachs Group, Inc	5.380%	03/15/20	$5,311,124
200,000		Goldman Sachs Group, Inc	6.450	05/01/36	191,083
500,000		Goldman Sachs Group, Inc	6.750	10/01/37	490,171
750,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	75
5,725,000		Merrill Lynch & Co, Inc	6.050	08/15/12	6,087,082
1,875,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,966,946
1,075,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,120,938
3,075,000		Merrill Lynch & Co, Inc	6.880	04/25/18	3,280,352
3,225,000		Morgan Stanley	6.000	05/13/14	3,417,165
875,000		Morgan Stanley	6.000	04/28/15	914,441
1,190,000		Morgan Stanley	5.750	10/18/16	1,198,830
1,375,000		Morgan Stanley	5.450	01/09/17	1,363,032
965,000		Morgan Stanley	5.950	12/28/17	977,217
835,000		Morgan Stanley	6.630	04/01/18	875,192
1,650,000		Morgan Stanley	7.300	05/13/19	1,774,441
1,750,000		Morgan Stanley	5.500	01/26/20	1,692,950
950,000		NASDAQ OMX Group, Inc	4.000	01/15/15	965,928
665,000		NASDAQ OMX Group, Inc	5.550	01/15/20	678,644
325,000		Nomura Holdings, Inc	5.000	03/04/15	343,420

		TOTAL SECURITY AND COMMODITY BROKERS			47,979,193

STONE, CLAY, AND GLASS PRODUCTS - 0.1%
305,000		3M Co	4.380	08/15/13	332,834
1,300,000		3M Co	5.700	03/15/37	1,486,261
600,000		Lafarge S.A.	6.150	07/15/11	614,898

		TOTAL STONE, CLAY, AND GLASS PRODUCTS			2,433,993

TOBACCO PRODUCTS - 0.1%
850,000		Philip Morris International, Inc	4.880	05/16/13	919,300
1,675,000		Philip Morris International, Inc	6.880	03/17/14	1,937,905
300,000		Philip Morris International, Inc	6.380	05/16/38	352,040

		TOTAL TOBACCO PRODUCTS			3,209,245

TRANSPORTATION EQUIPMENT - 0.2%
1,900,000		Boeing Capital Corp Ltd	6.100	03/01/11	1,963,727
500,000		Embraer Overseas Ltd	6.380	01/15/20	513,100
790,000		Goodrich Corp	6.130	03/01/19	913,596
975,000	g	Meccanica Holdings USA	6.250	01/15/40	905,436
1,025,000		United Technologies Corp	4.500	04/15/20	1,108,944
530,000		United Technologies Corp	5.400	05/01/35	570,966
235,000		United Technologies Corp	6.050	06/01/36	268,021

		TOTAL TRANSPORTATION EQUIPMENT			6,243,790

WHOLESALE TRADE-DURABLE GOODS - 0.1%
750,000		Martin Marietta Materials, Inc	6.600	04/15/18	813,936
350,000		Vale Overseas Ltd	6.250	01/23/17	381,226
725,000		Vale Overseas Ltd	6.880	11/21/36	755,820
1,765,000		Vale Overseas Ltd	6.880	11/10/39	1,843,893

		TOTAL WHOLESALE TRADE-DURABLE GOODS			3,794,875

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.2%
$1,050,000		Anheuser-Busch InBev Worldwide, Inc	5.380%	01/15/20	$1,131,473
1,750,000	g	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,829,686
550,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	628,689
950,000		McKesson Corp	6.500	02/15/14	1,085,464

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			4,675,312

		TOTAL CORPORATE BONDS			853,483,958

		(Cost $812,400,520)

GOVERNMENT BONDS - 61.8%

AGENCY SECURITIES - 5.6%
		Federal Farm Credit Bank (FFCB)
10,000,000		FFCB	2.630	04/21/11	10,176,790
2,500,000		FFCB	1.380	06/25/13	2,514,010
		Federal Home Loan Bank (FHLB)
10,450,000		FHLB	1.880	06/21/13	10,655,948
2,500,000		FHLB	5.000	11/17/17	2,852,845
		Federal Home Loan Mortgage Corp (FHLMC)
7,500,000		FHLMC	5.500	08/20/12	8,243,948
3,000,000		FHLMC	4.130	12/21/12	3,238,230
2,000,000		FHLMC	3.500	05/29/13	2,136,928
5,100,000		FHLMC	2.500	04/23/14	5,280,367
7,670,000		FHLMC	5.130	10/18/16	8,780,486
		Federal Home Loan Mortgage Corp Gold (FGLMC)
1,038,429		FGLMC	5.000	04/01/23	1,108,545
		Federal National Mortgage Association (FNMA)
1,975,000		FNMA	3.250	08/12/10	1,981,808
5,000,000		FNMA	1.380	04/28/11	5,039,755
4,000,000		FNMA	5.000	10/15/11	4,228,700
1,000,000		FNMA	1.130	07/30/12	1,006,623
2,500,000		FNMA	1.750	05/07/13	2,545,670
10,000,000		FNMA	2.750	03/13/14	10,428,000
10,000,000		FNMA	2.500	05/15/14	10,323,380
10,000,000		FNMA	3.000	09/16/14	10,494,010
1,736,550		FNMA	4.500	03/25/33	1,875,217
3,757,218		FNMA	6.000	06/01/36	4,119,509
1,474,760		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,578,657
10,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	9,643,700
1,100,778		Overseas Private Investment Corp	3.420	01/15/15	1,152,371
5,000,000		Private Export Funding Corp	4.900	12/15/11	5,311,965
7,500,000		Private Export Funding Corp	3.550	04/15/13	7,984,808
4,750,000		Private Export Funding Corp	3.050	10/15/14	4,966,353
13,000,000		Private Export Funding Corp	5.450	09/15/17	15,134,508
5,000,000		Private Export Funding Corp	4.380	03/15/19	5,413,775

		TOTAL AGENCY SECURITIES			158,216,906

FOREIGN GOVERNMENT BONDS - 4.0%
1,500,000	g	Bahrain Government International Bond	5.500	03/31/20	1,508,510
1,500,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	1,606,875
1,400,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	1,403,500
1,075,000	g	Belgium Government International Bond	2.880	09/15/14	1,085,420

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,100,000		Belgium Kingdom	2.750%	03/05/15	$2,093,624
1,700,000		Brazilian Government International Bond	5.880	01/15/19	1,865,750
2,745,000		Brazilian Government International Bond	4.880	01/22/21	2,749,118
250,000		Brazilian Government International Bond	7.130	01/20/37	295,000
1,500,000		Brazilian Government International Bond	5.630	01/07/41	1,473,750
2,750,000		Canada Government International Bond	2.380	09/10/14	2,822,504
1,110,000		China Development Bank	5.000	10/15/15	1,206,500
840,000		Eksportfinans A/S	5.000	02/14/12	891,000
600,000		European Investment Bank	4.880	02/15/36	632,657
5,500,000		Export Development Canada	2.250	05/28/15	5,562,469
994,000		Export-Import Bank of Korea	5.880	01/14/15	1,077,017
925,000		Export-Import Bank of Korea	4.130	09/09/15	939,179
1,400,000		Export-Import Bank of Korea	5.130	06/29/20	1,405,629
2,535,000		Federative Republic of Brazil	6.000	01/17/17	2,788,500
488,889		Federative Republic of Brazil	8.000	01/15/18	567,111
2,020,000		International Finance Corp	5.130	05/02/11	2,092,389
178,357		Italian Republic	5.630	06/15/12	187,393
1,275,000		Italy Government International Bond	5.380	06/12/17	1,334,435
1,400,000		Korea Development Bank	4.380	08/10/15	1,427,496
1,500,000	g	Korea Expressway Corp	4.500	03/23/15	1,535,412
130,000		Mexico Government International Bond	5.880	01/15/14	147,225
750,000		Mexico Government International Bond	6.750	09/27/34	864,375
2,400,000		Mexico Government International Bond	6.050	01/11/40	2,532,000
709,000		Peruvian Government International Bond	7.130	03/30/19	838,393
375,000		Peruvian Government International Bond	7.350	07/21/25	449,063
2,635,000		Poland Government International Bond	6.380	07/15/19	2,914,900
1,500,000	g	Portugal Government International Bond	3.500	03/25/15	1,431,165
2,950,000		Province of British Columbia Canada	2.850	06/15/15	3,046,999
1,500,000		Province of Manitoba Canada	5.000	02/15/12	1,597,443
2,000,000		Province of Manitoba Canada	2.130	04/22/13	2,044,762
3,740,000		Province of Ontario Canada	3.130	09/08/10	3,758,031
5,000,000		Province of Ontario Canada	2.630	01/20/12	5,118,265
6,000,000		Province of Ontario Canada	4.100	06/16/14	6,452,394
6,100,000		Province of Ontario Canada	2.950	02/05/15	6,253,982
8,700,000		Province of Ontario Canada	2.700	06/16/15	8,774,324
3,000,000		Province of Ontario Canada	4.000	10/07/19	3,097,650
6,250,000		Province of Ontario Canada	4.400	04/14/20	6,641,069
178,357		Province of Quebec Canada	6.130	01/22/11	183,677
2,600,000		Province of Quebec Canada	5.130	11/14/16	2,937,506
1,285,000		Province of Quebec Canada	4.630	05/14/18	1,403,600
930,000		Province of Quebec Canada	7.500	09/15/29	1,276,539
820,000	g	Qatar Govt International Bond	4.000	01/20/15	842,550
830,000	g	Qatar Govt International Bond	6.400	01/20/40	881,875
1,377,000		Republic of Hungary	6.250	01/29/20	1,355,279
1,400,000		Republic of Korea	5.750	04/16/14	1,526,269
2,000,000	g	Russian Foreign Bond-Eurobond	3.630	04/29/15	1,935,000
2,000,000	g	Russian Foreign Bond-Eurobond	5.000	04/29/20	1,930,000
1,500,000		South Africa Government International Bond	6.880	05/27/19	1,715,625
2,175,000		South Africa Government International Bond	5.500	03/09/20	2,248,406
205,000		United Mexican States	5.880	02/17/14	224,885
700,000		United Mexican States	5.950	03/19/19	777,000
1,400,000		United Mexican States	5.130	01/15/20	1,456,000

		TOTAL FOREIGN GOVERNMENT BONDS			115,207,489

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MORTGAGE BACKED - 33.3%
		Federal Home Loan Mortgage Corp (FHLMC)
$3,000,000		FHLMC	5.000%	07/15/25	$3,197,814
1,215,472	i	FHLMC	2.640	02/01/36	1,259,354
359,081	i	FHLMC	5.820	07/01/36	379,292
1,004,330	i	FHLMC	3.280	09/01/36	1,041,311
879,706	i	FHLMC	5.890	09/01/36	935,281
1,489,927	i	FHLMC	6.050	09/01/36	1,578,627
2,616,198	i	FHLMC	5.540	03/01/37	2,772,731
2,961,511	i	FHLMC	5.880	04/01/37	3,184,309
1,562,921	i	FHLMC	5.720	05/01/37	1,681,548
548,389	i	FHLMC	5.650	06/01/37	583,551
1,473,231	i	FHLMC	5.710	08/01/37	1,574,308
1,983,187	i	FHLMC	5.720	09/01/37	2,117,165
6,000,000		FHLMC	5.000	07/15/40	6,345,936
5,000,000		FHLMC	5.500	07/15/40	5,364,845
		Federal Home Loan Mortgage Corp Gold (FGLMC)
31,823		FGLMC	7.500	01/01/16	34,549
2,694		FGLMC	7.500	05/01/16	2,933
3,345		FGLMC	7.500	06/01/16	3,629
1,649,819		FGLMC	4.500	09/01/18	1,760,328
1,714,676		FGLMC	4.500	01/01/19	1,827,386
2,815,776		FGLMC	4.500	05/01/19	3,000,863
1,090,267		FGLMC	4.500	01/01/20	1,161,933
2,102,406		FGLMC	5.000	05/01/20	2,255,980
321,599		FGLMC	4.500	07/01/20	342,336
40,104		FGLMC	7.000	10/01/20	44,659
4,852,168		FGLMC	4.500	06/01/21	5,165,047
8,125,400		FGLMC	4.500	06/01/21	8,649,345
3,296,945		FGLMC	4.000	07/01/24	3,428,244
1,188,248		FGLMC	4.500	09/01/24	1,254,472
3,457		FGLMC	6.500	10/01/28	3,848
60,423		FGLMC	6.500	01/01/29	67,252
11,671		FGLMC	6.500	03/01/29	12,990
59,709		FGLMC	6.500	07/01/29	66,458
7,419		FGLMC	8.000	01/01/31	8,554
75,914		FGLMC	6.500	09/01/31	84,495
110,294		FGLMC	8.000	09/01/31	127,213
622,446		FGLMC	7.000	12/01/31	707,754
1,674,420		FGLMC	6.000	03/01/33	1,843,537
286,860		FGLMC	6.000	03/01/33	315,474
1,628,493		FGLMC	4.500	07/01/33	1,707,678
3,003,538		FGLMC	5.000	09/01/33	3,192,792
1,299,889		FGLMC	5.500	09/01/33	1,403,352
1,267,315		FGLMC	5.500	09/01/33	1,368,185
901,228		FGLMC	5.500	09/01/33	972,960
1,542,622		FGLMC	5.500	10/01/33	1,665,406
4,204,576		FGLMC	5.500	12/01/33	4,539,234
7,810,964		FGLMC	7.000	12/01/33	8,881,485
4,254,876		FGLMC	5.000	01/01/34	4,522,978

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,204,587	FGLMC	5.000%	05/01/34	$2,340,054
1,446,555	FGLMC	6.000	09/01/34	1,587,684
10,001,913	FGLMC	5.000	12/01/34	10,616,509
605,789	FGLMC	5.500	12/01/34	653,438
3,579,412	FGLMC	4.500	04/01/35	3,744,512
1,867,669	FGLMC	6.000	05/01/35	2,037,627
2,021,480	FGLMC	7.000	05/01/35	2,298,531
697,173	FGLMC	6.000	07/01/35	760,616
308,452	FGLMC	5.500	08/01/35	332,135
378,201	FGLMC	6.000	08/01/35	412,617
628,625	FGLMC	5.000	10/01/35	666,663
633,483	FGLMC	6.000	01/01/36	689,151
932,730	FGLMC	5.000	02/01/36	989,170
1,917,185	FGLMC	5.500	04/01/36	2,061,394
353,819	FGLMC	6.500	05/01/36	388,947
1,274,579	FGLMC	6.500	10/01/36	1,401,120
5,042,845	FGLMC	5.500	04/01/37	5,417,938
2,279,944	FGLMC	6.000	08/01/37	2,478,869
1,039,379	FGLMC	6.000	09/01/37	1,130,065
1,668,912	FGLMC	6.500	11/01/37	1,832,517
4,656,693	FGLMC	5.000	04/01/38	4,933,116
3,403,593	FGLMC	6.000	11/01/38	3,698,770
6,633,907	FGLMC	4.500	05/01/39	6,881,849
3,894,303	FGLMC	4.000	06/01/39	3,946,836
2,578,417	FGLMC	5.000	07/01/39	2,731,215
	Federal National Mortgage Association (FNMA)
32,339	FNMA	5.000	06/01/13	33,285
1,800,972	FNMA	4.440	07/01/13	1,912,309
15,526	FNMA	6.000	09/01/13	16,433
1,924,621	FNMA	4.760	10/01/13	2,027,041
12,585	FNMA	6.500	12/01/13	13,684
1,456,090	FNMA	4.780	02/01/14	1,552,581
9,291	FNMA	6.000	06/01/14	10,099
4,325,834	FNMA	4.640	11/01/14	4,665,340
4,493,194	FNMA	4.880	03/01/16	4,749,434
40,774	FNMA	6.500	10/01/16	44,383
246,126	FNMA	6.500	11/01/16	267,912
164,799	FNMA	6.500	04/01/17	179,850
1,088,760	FNMA	5.000	12/01/17	1,171,013
2,498,173	FNMA	5.500	04/01/18	2,713,055
219,547	FNMA	5.500	04/01/18	238,500
111,590	FNMA	5.500	05/01/18	121,188
998,705	FNMA	4.500	10/01/18	1,066,693
2,376,299	FNMA	5.000	11/01/18	2,562,441
122,385	FNMA	6.000	01/01/19	133,843
256,548	FNMA	4.500	05/01/19	273,652
871,178	FNMA	4.500	06/01/19	929,260
591,408	FNMA	5.000	03/01/20	636,087
414,597	FNMA	4.500	11/01/20	442,238
1,169,317	FNMA	5.000	12/01/20	1,255,828
877,412	FNMA	5.000	03/01/21	943,698
739,064	FNMA	5.500	08/01/21	799,863

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,135,524	FNMA	4.500%	06/01/23	$4,375,053
2,743,864	FNMA	5.000	07/01/23	2,931,433
3,502,586	FNMA	5.000	07/01/23	3,742,020
2,000,000	FNMA	5.000	07/25/23	2,133,750
504,181	FNMA	5.000	11/01/23	538,346
409,877	FNMA	5.500	02/01/24	443,766
3,621,304	FNMA	4.000	05/01/24	3,771,743
227,279	FNMA	5.500	07/01/24	245,728
3,147	FNMA	8.000	07/01/24	3,635
961,809	FNMA	4.500	08/01/24	1,016,615
4,695,510	FNMA	4.000	09/01/24	4,890,575
3,024,604	FNMA	5.000	03/01/25	3,223,235
7,000,000	FNMA	4.000	07/25/25	7,271,250
4,000,000	FNMA	4.500	07/25/25	4,219,376
6,758,582	FNMA	5.000	10/01/25	7,202,429
1,833	FNMA	7.500	01/01/29	2,084
6,126	FNMA	6.500	04/01/29	6,840
16,612	FNMA	7.500	07/01/29	18,923
1,851	FNMA	7.500	07/01/29	2,109
1,944	FNMA	7.500	02/01/31	2,216
12,962	FNMA	7.500	03/01/31	14,775
9,300	FNMA	7.500	05/01/31	10,601
12,505	FNMA	6.500	09/01/31	13,962
4,462	FNMA	6.500	10/01/31	4,982
72,109	FNMA	6.500	11/01/31	80,507
171,734	FNMA	6.000	01/01/32	189,589
1,281,828	FNMA	6.500	07/01/32	1,431,120
1,926,841	FNMA	5.500	01/01/33	2,079,303
6,171,631	FNMA	6.000	01/01/33	6,745,312
1,678,069	FNMA	5.000	02/01/33	1,789,783
261,176	FNMA	5.000	02/01/33	277,755
1,069,386	FNMA	4.500	08/01/33	1,121,552
784,323	FNMA	5.000	08/01/33	834,111
486,222	FNMA	5.500	09/01/33	524,390
692,412	FNMA	5.500	09/01/33	746,766
1,823,339	FNMA	4.500	10/01/33	1,912,284
865,204	FNMA	5.000	10/01/33	920,126
743,532	FNMA	5.000	10/01/33	790,731
1,632,713	FNMA	5.500	10/01/33	1,760,881
3,343,349	FNMA	5.500	10/01/33	3,605,802
7,042,032	FNMA	5.000	11/01/33	7,489,055
2,356,617	FNMA	5.500	12/01/33	2,541,612
2,942,051	FNMA	6.000	02/01/34	3,240,577
307,407	FNMA	5.000	03/01/34	326,921
5,886,708	FNMA	5.000	03/01/34	6,260,391
411,292	FNMA	5.000	03/01/34	437,401
848,643	FNMA	5.000	03/01/34	902,515
268,517	FNMA	5.000	03/01/34	285,562
2,355,549	FNMA	5.000	04/01/34	2,503,237
7,598,278	FNMA	5.000	08/01/34	8,085,602
825,553	FNMA	6.000	08/01/34	909,321
4,779,013	FNMA	5.500	09/01/34	5,146,698

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 803,326		FNMA	6.000%	11/01/34	$881,324
253,462		FNMA	6.000	12/01/34	278,072
6,359,170		FNMA	4.500	01/01/35	6,633,607
673,393		FNMA	5.500	01/01/35	725,202
15,112,934		FNMA	5.500	02/01/35	16,299,299
2,864,936		FNMA	5.500	04/01/35	3,082,671
538,458		FNMA	6.000	04/01/35	590,739
805,038		FNMA	5.500	05/01/35	866,221
1,747,319		FNMA	6.000	05/01/35	1,904,960
25,626		FNMA	7.500	06/01/35	28,915
1,764,442		FNMA	4.500	08/01/35	1,845,000
2,421,409		FNMA	5.000	08/01/35	2,570,199
1,961,326		FNMA	5.000	10/01/35	2,081,845
2,132,502		FNMA	5.500	10/01/35	2,294,572
679,109		FNMA	5.000	11/01/35	716,382
3,456,914		FNMA	5.500	11/01/35	3,719,639
312,541		FNMA	5.500	12/01/35	336,294
1,858,283		FNMA	6.000	12/01/35	2,025,935
2,434,490		FNMA	5.000	02/01/36	2,584,085
349,839		FNMA	5.000	02/01/36	368,931
611,981		FNMA	5.000	02/01/36	645,379
2,115,164	i	FNMA	5.660	02/01/36	2,232,407
1,232,751		FNMA	6.500	02/01/36	1,357,837
4,018,671		FNMA	6.000	03/01/36	4,373,695
1,149,765	i	FNMA	5.830	07/01/36	1,224,265
981,631		FNMA	6.500	09/01/36	1,078,168
1,824,531		FNMA	6.000	12/01/36	1,985,717
293,033		FNMA	7.000	02/01/37	325,908
1,655,098		FNMA	6.500	03/01/37	1,817,866
437,865		FNMA	6.500	03/01/37	480,242
1,674,745		FNMA	7.000	04/01/37	1,862,630
2,690,567		FNMA	6.500	08/01/37	2,950,964
620,790		FNMA	6.500	08/01/37	680,871
1,287,235		FNMA	6.000	09/01/37	1,416,138
1,378,029		FNMA	6.000	09/01/37	1,516,207
811,636		FNMA	6.000	09/01/37	889,261
1,044,270		FNMA	6.000	09/01/37	1,148,290
2,130,322		FNMA	6.500	09/01/37	2,336,497
202,645		FNMA	6.500	09/01/37	222,258
4,191,700	i	FNMA	5.870	10/01/37	4,508,938
828,888		FNMA	7.000	11/01/37	921,878
412,194		FNMA	6.500	01/01/38	452,087
144,861		FNMA	6.500	02/01/38	158,881
2,462,464		FNMA	6.500	03/01/38	2,700,261
247,535		FNMA	6.500	03/01/38	271,440
606,625		FNMA	6.500	03/01/38	665,206
3,912,537		FNMA	5.000	05/01/38	4,146,009
10,000,000		FNMA	6.500	07/25/38	10,951,560
1,296,713	i	FNMA	4.940	10/01/38	1,374,334
2,975,130		FNMA	4.500	01/01/39	3,090,045
2,091,017		FNMA	5.500	01/01/39	2,247,529
2,095,951		FNMA	6.000	01/01/39	2,275,875

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 1,711,873	FNMA	6.000%	01/01/39	$1,858,826
7,358,952	FNMA	4.500	02/01/39	7,643,191
2,830,635	FNMA	4.500	02/01/39	2,939,968
1,924,242	FNMA	5.500	02/01/39	2,068,271
3,862,840	FNMA	4.500	05/01/39	4,010,834
3,385,117	FNMA	4.500	08/01/39	3,514,809
42,000,000	FNMA	4.000	07/25/40	42,531,552
82,000,000	FNMA	5.500	07/25/40	88,021,916
42,000,000	FNMA	6.000	07/25/40	45,550,302
70,000,000	FNMA	4.500	08/25/40	72,285,920
14,000,000	FNMA	6.000	08/25/40	15,144,066
62,000,000	FNMA	5.000	09/25/40	65,129,078
	Government National Mortgage Association (GNMA)
306	GNMA	7.000	01/15/28	347
2,014	GNMA	7.000	02/15/28	2,288
2,021	GNMA	7.000	06/15/28	2,296
2,895	GNMA	7.000	06/15/28	3,288
39,935	GNMA	6.500	09/15/28	44,878
7,583	GNMA	6.500	09/15/28	8,521
29,295	GNMA	6.500	11/15/28	32,921
9,549	GNMA	7.500	11/15/28	10,865
638	GNMA	8.500	07/15/30	746
30,103	GNMA	8.500	10/15/30	35,183
26,229	GNMA	8.500	10/20/30	30,529
4,024	GNMA	8.500	12/15/30	4,702
6,035	GNMA	7.000	06/20/31	6,763
3,362	GNMA	6.500	07/15/31	3,766
29,256	GNMA	7.000	07/15/31	33,236
14,721	GNMA	7.000	07/15/31	16,723
15,868	GNMA	7.500	02/15/32	18,075
2,446	GNMA	6.500	03/15/33	2,720
709,444	GNMA	5.500	07/15/33	772,252
1,576,338	GNMA	5.500	09/15/33	1,715,893
627,025	GNMA	5.500	02/20/35	681,606
4,728,806	GNMA	5.000	03/20/35	5,064,991
4,339,385	GNMA	5.500	05/20/35	4,717,118
1,621,540	GNMA	5.500	02/20/36	1,759,813
302,789	GNMA	6.000	10/20/36	331,598
317,404	GNMA	6.000	01/20/37	347,066
3,741,933	GNMA	5.500	02/15/37	4,052,163
1,028,779	GNMA	6.000	02/20/37	1,124,922
869,461	GNMA	6.000	12/15/37	949,424
2,424,005	GNMA	5.000	04/15/38	2,588,837
44,000,000	GNMA	5.000	07/15/38	46,866,864
9,000,000	GNMA	5.500	07/15/38	9,722,808
2,526,572	GNMA	5.500	07/15/38	2,734,461
2,612,964	GNMA	5.500	07/20/38	2,823,209
916,126	GNMA	6.000	08/15/38	1,000,095
999,104	GNMA	6.000	08/20/38	1,091,105
937,211	GNMA	6.500	11/20/38	1,030,938
2,701,669	GNMA	4.500	03/15/39	2,820,458

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 6,588,731	GNMA	4.500%	05/15/39	$6,878,429
7,167,783	GNMA	5.000	06/15/39	7,655,192
6,719,427	GNMA	5.000	06/15/39	7,176,348
3,405,995	GNMA	4.500	07/20/39	3,547,705
1,287,644	GNMA	5.000	07/20/39	1,372,335
1,322,059	GNMA	4.000	08/15/39	1,346,434
4,487,054	GNMA	5.000	04/15/40	4,792,173
35,000,000	GNMA	4.500	07/15/40	36,454,670
8,000,000	GNMA	6.000	07/15/40	8,717,504
13,000,000	GNMA	5.000	07/20/40	13,816,608
2,465,198	GNMA	6.230	09/15/43	2,651,014
3,958,082	GNMA	6.500	01/15/44	4,390,199

	TOTAL MORTGAGE BACKED			948,348,171

MUNICIPAL BONDS - 0.6%
670,000	Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	710,006
2,500,000	Grant County Public Utility District No 2	5.630	01/01/27	2,638,300
6,000,000	Long Island Power Authority	5.850	05/01/41	6,010,499
3,750,000	State of California	7.630	03/01/40	4,051,763
3,800,000	State of Illinois	6.730	04/01/35	3,611,558

	TOTAL MUNICIPAL BONDS			17,022,126

U.S. TREASURY SECURITIES - 18.3%
55,986,000	United States Treasury Bond	8.000	11/15/21	81,424,639
3,000,000	United States Treasury Bond	6.380	08/15/27	4,041,564
27,230,000	United States Treasury Bond	5.250	02/15/29	32,769,617
5,194,000	United States Treasury Bond	5.380	02/15/31	6,390,241
101,000	United States Treasury Bond	4.500	02/15/36	111,573
7,080,000	United States Treasury Bond	3.500	02/15/39	6,576,654
11,949,000	United States Treasury Bond	4.380	11/15/39	12,899,316
13,445,000	United States Treasury Bond	4.630	02/15/40	15,113,014
4,525,000	United States Treasury Note	1.000	08/31/11	4,554,340
12,275,000	United States Treasury Note	1.000	09/30/11	12,359,391
3,600,000	United States Treasury Note	1.000	12/31/11	3,626,298
6,800,000	United States Treasury Note	1.000	04/30/12	6,851,000
11,000,000	United States Treasury Note	1.880	06/15/12	11,271,568
2,915,000	United States Treasury Note	1.380	10/15/12	2,958,270
4,247,000	United States Treasury Note	1.130	06/15/13	4,263,903
4,530,000	United States Treasury Note	3.130	08/31/13	4,821,619
7,458,000	United States Treasury Note	2.750	10/31/13	7,848,963
41,182,000	United States Treasury Note	2.000	11/30/13	42,275,876
13,287,000	United States Treasury Note	1.880	04/30/14	13,526,790
30,190,000	United States Treasury Note	2.250	05/31/14	31,149,951
19,370,000	United States Treasury Note	2.630	06/30/14	20,249,224
15,961,000	United States Treasury Note	2.380	08/31/14	16,500,929
30,859,000	United States Treasury Note	2.380	10/31/14	31,837,817
3,755,000	United States Treasury Note	2.130	11/30/14	3,834,794
18,465,000	United States Treasury Note	2.250	01/31/15	18,925,185
15,734,000	United States Treasury Note	2.500	04/30/15	16,293,297
28,761,000	United States Treasury Note	2.130	05/31/15	29,255,402
38,440,000	United States Treasury Note	1.880	06/30/15	38,587,148
750,000	United States Treasury Note	2.630	02/29/16	771,621

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 11,900,000		United States Treasury Note	3.250%	07/31/16	$12,614,928
5,000,000		United States Treasury Note	3.130	01/31/17	5,229,295
650,000		United States Treasury Note	3.000	02/28/17	674,781
1,150,000		United States Treasury Note	2.750	05/31/17	1,174,258
14,340,000		United States Treasury Note	3.500	05/15/20	15,007,670
11,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	5,619,889

		TOTAL U.S. TREASURY SECURITIES			521,410,825

		TOTAL GOVERNMENT BONDS			1,760,205,517

		(Cost $1,690,436,169)

STRUCTURED ASSETS - 6.3%

ASSET BACKED - 2.2%
1,479,608		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	1,508,928
		Series - 2006 AF (Class A4)
1,000,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	1,043,935
		Series - 2010 1 (Class C)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0
		Series - 2006 WMC1 (Class N1)
7,900,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	8,422,460
		Series - 2009 2A (Class A)
4,000,000		Capital One Multi-Asset Execution Trust	4.790	08/15/13	4,040,367
		Series - 2003 B5 (Class B5)
400,000		CarMax Auto Owner Trust	3.750	12/15/15	408,470
		Series - 2010 1 (Class B)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	484,479
		Series - 2004 2 (Class 1M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	255,069
		Series - 2004 2 (Class 1B)
880,912		CIT Group Home Equity Loan Trust	6.200	02/25/30	769,420
		Series - 2002 1 (Class AF6)
1,162,032		Citicorp Mortgage Securities, Inc	5.710	07/25/36	1,166,406
		Series - 2006 1 (Class A3)
2,328,187		Citicorp Mortgage Securities, Inc	5.560	09/25/36	2,335,239
		Series - 2006 2 (Class A3)
1,570,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	1,490,955
		Series - 2006 15 (Class A2)
123,331	i	Countrywide Home Equity Loan Trust	0.570	02/15/29	65,471
		Series - 2004 B (Class 1A)
1,106,286	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	1,073,665
		Series - 2007 MX1 (Class A1)
7,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	5,602,043
		Series - 2007 1A (Class AF3)
816,346		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	780,090
		Series - 2006 HLTV (Class A3)
1,350,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	948,811
		Series - 2006 HLTV (Class A4)
500,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	541,036
		Series - 2009 2A (Class A2)
5,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	5,354,755
		Series - 2007 1 (Class A3F)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 487,247		HFC Home Equity Loan Asset Backed Certificates	5.910%	03/20/36	$488,657
		Series - 2007 1 (Class A1F)
1,637,187	g	JPMorgan Auto Receivables Trust	5.220	07/15/15	1,670,243
		Series - 2008 A (Class C)
1,150,000		Merrill Auto Trust Securitization	6.150	04/15/15	1,218,220
		Series - 2008 1 (Class A4A)
690,431	i	Morgan Stanley ABS Capital I	0.270	01/25/37	671,186
		Series - 2007 HE2 (Class A2A)
7,327,140	i	Residential Asset Mortgage Products, Inc	0.970	11/25/34	6,322,236
		Series - 2004 RS11 (Class M1)
229,975	i	Residential Asset Securities Corp	6.490	10/25/30	191,369
		Series - 2001 KS2 (Class AI6)
1,218,807		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	1,183,264
		Series - 2006 HI5 (Class A2)
2,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	2,008,941
		Series - 2006 HI5 (Class A3)
430,950		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	427,373
		Series - 2006 HI2 (Class A2)
2,020,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	1,768,276
		Series - 2006 HI3 (Class A3)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	64,165
		Series - 2006 HI1 (Class M2)
6,760,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	5,532,114
		Series - 2006 HI4 (Class A3)
1,162,166	i	Securitized Asset Backed Receivables LLC Trust	0.500	03/25/36	1,085,506
		Series - 2006 NC2 (Class A2)
2,844,650	i	Sequoia Mortgage Trust	3.750	02/25/40	2,842,688
		Series - 2010 H1 (Class A1)
600,833	g,i	Wachovia Loan Trust	0.710	05/25/35	359,821
		Series - 2005 SD1 (Class A)
976,484	i	Wells Fargo Home Equity Trust	0.490	07/25/36	887,392
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			63,013,050

OTHER MORTGAGE BACKED - 4.1%
1,320,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	1,321,475
		Series - 2006 6 (Class A4)
3,950,000	i	Banc of America Commercial Mortgage, Inc	5.870	04/10/49	3,944,720
		Series - 2007 2 (Class A4)
270,909		Bank of America Alternative Loan Trust	5.500	09/25/19	276,868
		Series - 2004 8 (Class 3A1)
950,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	971,655
		Series - 2006 PW14 (Class A4)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.620	03/11/39	876,557
		Series - 2006 PW11 (Class A4)
910,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	942,111
		Series - 2005 PWR8 (Class A4)
1,855,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	1,984,099
		Series - 2004 PWR4 (Class A3)
1,590,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	1,369,095
		Series - 2006 PW13 (Class AM)
1,465,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	1,537,410
		Series - 2006 T24 (Class A4)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,950,000	i	Bear Stearns Commercial Mortgage Securities	4.750%	02/13/46	$2,000,416
		Series - 2004 T16 (Class A6)
2,560,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	2,591,406
		Series - 2007 PW17 (Class A4)
2,180,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	2,204,804
		Series - 2007 PW18 (Class A4)
1,725,000		Citigroup, Inc	5.320	12/11/49	1,675,412
		Series - 2007 CD4 (Class A4)
2,995,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	3,095,604
		Series - 2007 C9 (Class A4)
1,689,912		Countrywide Alternative Loan Trust	5.500	08/25/16	1,460,876
		Series - 2004 30CB (Class 1A15)
667,877		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	665,095
		Series - 2005 17 (Class 1A10)
951,834		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	920,615
		Series - 2005 J3 (Class 1A1)
2,871,179	g,i	Credit Suisse Mortgage Capital Certificates	0.530	04/15/22	2,484,525
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
810,452	g,i	Certificate	0.540	05/15/23	791,204
		Series - 2006 HC1A (Class A1)
920,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	948,951
		Series - 2003 C3 (Class A5)
870,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	868,596
		Series - 2003 C3 (Class B)
1,835,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	1,934,045
		Series - 2005 C5 (Class A4)
665,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	559,860
		Series - 2005 C5 (Class AJ)
990,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	1,051,256
		Series - 2003 C3 (Class A4)
1,802,321	i	GMAC Mortgage Corp Loan Trust	4.580	10/19/33	1,828,135
		Series - 2003 AR1 (Class A5)
1,360,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	1,396,986
		Series - 2005 GG5 (Class A5)
7,740,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	6,661,179
		Series - 2006 GG7 (Class AM)
2,125,000	i	Greenwich Capital Commercial Funding Corp	6.090	07/10/38	2,221,226
		Series - 2006 GG7 (Class A4)
6,460,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	6,471,796
		Series - 2007 GG9 (Class A4)
1,800,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	1,429,290
		Series - 2007 GG9 (Class AM)
5,825,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	5,729,380
		Series - 2007 GG11 (Class A4)
1,320,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	1,358,168
		Series - 2006 GG6 (Class A4)
2,175,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	1,849,041
		Series - 2006 GG6 (Class AM)
3,965,000		GS Mortgage Securities Corp II	5.560	11/10/39	4,023,235
		Series - 2006 GG8 (Class A4)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 974,286	i	GSR Mortgage Loan Trust	5.030%	01/25/36	$950,158
		Series - 2006 AR1 (Class 2A2)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.530	02/15/20	1,313,714
		Series - 2006 FL1A (Class A2)
1,075,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	1,176,124
		Series - 2009 IWST (Class A2)
3,395,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	3,355,434
		Series - 2006 LDP9 (Class A3)
1,355,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.940	02/12/49	1,092,896
		Series - 2007 CB19 (Class AM)
4,240,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	4,148,279
		Series - 2007 LD11 (Class A4)
1,620,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	1,693,589
		Series - 2005 C1 (Class A4)
1,225,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	1,291,850
		Series - 2005 C2 (Class A5)
650,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	678,936
		Series - 2003 C1 (Class A4)
5,040,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	5,017,668
		Series - 2007 C1 (Class A4)
2,860,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	2,868,646
		Series - 2007 C2 (Class A3)
4,400,000	i	Merrill Lynch & Co, Inc	5.170	12/12/49	4,344,321
		Series - 2006 4 (Class A3)
861,063	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	788,293
		Series - 2005 CIP1 (Class AM)
700,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	747,804
		Series - 2006 C1 (Class A4)
775,000	g,i	Merrill Lynch Mortgage Trust	6.460	02/12/51	262,959
		Series - 2008 C1 (Class C)
1,400,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590	02/12/39	1,488,542
		Series - 2006 1 (Class A4)
1,305,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.150	08/12/49	1,060,924
		Series - 2007 8 (Class AM)
305,492		Morgan Stanley Capital I	4.690	06/13/41	307,048
		Series - 2004 T15 (Class A2)
1,485,000	i	Morgan Stanley Capital I	5.270	06/13/41	1,561,812
		Series - 2004 T15 (Class A4)
1,800,000		Morgan Stanley Capital I	5.170	01/14/42	1,906,202
		Series - 2005 HQ5 (Class A4)
5,740,000	i	Morgan Stanley Capital I	5.450	02/12/44	5,704,260
		Series - 2007 HQ11 (Class A4)
1,740,000		Morgan Stanley Capital I	5.360	03/15/44	1,712,789
		Series - 2007 IQ13 (Class A4)
670,000	i	Morgan Stanley Capital I	5.730	07/12/44	717,912
		Series - 2006 HQ9 (Class A4)
620,000	i	Morgan Stanley Capital I	5.540	11/12/49	540,244
		Series - 2007 T25 (Class AM)
730,000		Morgan Stanley Capital I	4.770	07/15/56	613,663
		Series - 0 IQ9 (Class AJ)
765,137	i	Structured Adjustable Rate Mortgage Loan Trust	0.730	03/25/35	735,022
		Series - 2005 6XS (Class A3)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,082,885	i	Structured Adjustable Rate Mortgage Loan Trust	6.050%	07/25/36	$1,078,334
		Series - 2006 6 (Class 2A1)
1,550,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	1,522,492
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			118,125,006

		TOTAL STRUCTURED ASSETS			181,138,056

		(Cost $179,942,343)

		TOTAL BONDS			2,794,827,531

		(Cost $2,682,779,032)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

AGENCY SECURITIES - 0.0%
109,857	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	37,351
346,458	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	117,796

		TOTAL AGENCY SECURITIES			155,147

		TOTAL PREFERRED STOCKS			155,147

		(Cost $11,407,875)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 18.6%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 12.7%
	Federal Home Loan Bank (FHLB)
$23,930,000	FHLB	07/14/10	23,929,482
30,000,000	FHLB	07/21/10	29,996,833
23,685,000	FHLB	07/28/10	23,681,714
23,265,000	FHLB	08/20/10	23,261,446
11,186,000	FHLB	09/03/10	11,184,009
30,000,000	FHLB	09/08/10	29,994,239
30,000,000	FHLB	09/10/10	29,994,089
33,900,000	FHLB	09/15/10	33,892,846
12,670,000	FHLB	09/17/10	12,667,251
	Federal Home Loan Mortgage Corp (FHLMC)
28,175,000	FHLMC	08/09/10	28,171,948
26,750,000	FHLMC	09/13/10	26,744,490
20,000,000	FHLMC	09/28/10	19,995,060
	Federal National Mortgage Association (FNMA)
21,600,000	FNMA	07/19/10	21,597,948
20,905,000	FNMA	08/02/10	20,903,142
14,325,000	FNMA	08/18/10	14,321,180
10,955,000	FNMA	09/01/10	10,953,116

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		361,288,793

U.S. TREASURY BILLS - 5.9%
15,215,000	United States Treasury Bill	08/12/10	15,211,894
43,995,000	United States Treasury Bill	08/19/10	43,988,467
11,130,000	United States Treasury Bill	08/26/10	11,127,230
21,100,000	United States Treasury Bill	09/09/10	21,093,649

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$42,085,000	United States Treasury Bill		09/30/10	$42,066,398
20,300,000	United States Treasury Bill		10/21/10	20,289,891
13,750,000	United States Treasury Bill		11/26/10	13,739,426

	TOTAL U.S. TREASURY BILLS			167,516,955

	TOTAL SHORT-TERM INVESTMENTS			528,805,748

	(Cost $528,781,429)

	TOTAL INVESTMENTS - 116.7%			3,323,788,426
	(Cost $3,222,968,336)
	OTHER ASSETS & LIABILITIES, NET - (16.7)%			(476,270,662)

	NET ASSETS - 100.0%			$2,847,517,764

Abbreviation(s):
ABS - Asset-Based Security
REIT - Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2010 the value of these securities amounted to $148,965,009 or 5.23% of net assets.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.9%

APPAREL AND ACCESSORY STORES - 0.2%
$921,249		Hanesbrands, Inc	5.250%	11/17/15	$922,069

		TOTAL APPAREL AND ACCESSORY STORES			922,069

BUSINESS SERVICES - 0.2%
990,240		IMS Health, Inc	5.250	02/26/16	982,318

		TOTAL BUSINESS SERVICES			982,318

CHEMICALS AND ALLIED PRODUCTS - 0.3%
995,000	i	JohnsonDiversey, Inc	5.500	11/24/15	992,513
997,487	i	Nalco Co	6.500	05/13/16	993,747

		TOTAL CHEMICALS AND ALLIED PRODUCTS			1,986,260

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
993,750	i	Reynolds Consumer Products Term Loan	6.250	11/16/15	987,539

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			987,539

		TOTAL BANK LOAN OBLIGATIONS			4,878,186

		(Cost $4,912,270)

BONDS - 94.8%

CORPORATE BONDS - 35.5%

AGENCY SECURITIES - 1.6%
2,000,000		GMAC, Inc	2.200	12/19/12	2,055,004
500,000		KeyBank NA	3.200	06/15/12	523,084
2,000,000		New York Community Bank	3.000	12/16/11	2,068,562
2,000,000		Regions Bank	3.250	12/09/11	2,072,794
2,000,000		Sovereign Bank	2.750	01/17/12	2,066,846

		TOTAL AGENCY SECURITIES			8,786,290

AMUSEMENT AND RECREATION SERVICES - 0.4%
500,000		Penn National Gaming, Inc	8.750	08/15/19	513,750
1,000,000		Speedway Motorsports, Inc	6.750	06/01/13	997,500
575,000		Walt Disney Co	4.500	12/15/13	633,283

		TOTAL AMUSEMENT AND RECREATION SERVICES			2,144,533

APPAREL AND OTHER TEXTILE PRODUCTS - 0.1%
625,000	g	Levi Strauss & Co	7.630	05/15/20	612,500

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS			612,500

AUTO REPAIR, SERVICES AND PARKING - 0.0%
180,000	g	ERAC USA Finance LLC	5.250	10/01/20	181,893

		TOTAL AUTO REPAIR, SERVICES AND PARKING			181,893

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.1%
$500,000		Advance Auto Parts, Inc	5.750%	05/01/20	$511,243

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS			511,243

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.0%
175,000		Home Depot, Inc	5.880	12/16/36	179,392

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			179,392

BUSINESS SERVICES - 1.0%
275,000		Adobe Systems, Inc	3.250	02/01/15	282,412
250,000		Daimler Finance North America LLC	5.880	03/15/11	257,592
250,000		Daimler Finance North America LLC	5.750	09/08/11	260,336
500,000		Hanarotelecom, Inc	7.000	02/01/12	519,828
624,000	i	Interpublic Group of Cos, Inc	2.440	11/15/10	622,440
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	251,250
500,000		Iron Mountain, Inc	7.750	01/15/15	503,750
420,000		Iron Mountain, Inc	8.380	08/15/21	428,400
187,000		Lamar Media Corp	6.630	08/15/15	177,183
935,000	g	Lamar Media Corp	7.880	04/15/18	932,662
300,000		Nielsen Finance LLC	10.000	08/01/14	306,750
268,000		Nielsen Finance LLC	12.500	08/01/16	255,270
200,000		Oracle Corp	5.750	04/15/18	231,535
500,000		Scientific Games Corp	9.250	06/15/19	511,249

		TOTAL BUSINESS SERVICES			5,540,657

CHEMICALS AND ALLIED PRODUCTS - 1.4%
150,000		Abbott Laboratories	5.600	05/15/11	156,220
460,000		Abbott Laboratories	4.130	05/27/20	481,887
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	367,828
75,000		Airgas, Inc	4.500	09/15/14	77,986
250,000	g	Airgas, Inc	7.130	10/01/18	268,125
500,000	g	Braskem SA	7.000	05/07/20	505,000
325,000		Eli Lilly & Co	3.550	03/06/12	338,908
250,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	286,069
500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	495,840
500,000	g	Mylan, Inc	7.630	07/15/17	510,000
500,000	g	Mylan, Inc	7.880	07/15/20	510,000
135,000		Novartis Capital Corp	4.130	02/10/14	145,655
150,000		Novartis Capital Corp	2.900	04/24/15	154,306
175,000		Novartis Capital Corp	4.400	04/24/20	188,672
500,000		Pfizer, Inc	4.450	03/15/12	527,485
175,000		Pfizer, Inc	5.350	03/15/15	198,270
500,000		Pfizer, Inc	6.200	03/15/19	594,198
200,000		Praxair, Inc	5.250	11/15/14	224,438
250,000		Procter & Gamble Co	5.550	03/05/37	282,507
220,000		Schering-Plough Corp	6.550	09/15/37	273,658
340,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	343,999
500,000		Solutia, Inc	7.880	03/15/20	498,750
250,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	254,898

		TOTAL CHEMICALS AND ALLIED PRODUCTS			7,684,699

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COAL MINING - 0.5%
$ 500,000	g	Arch Coal, Inc	8.750%	08/01/16	$521,250
500,000		Arch Western Finance LLC	6.750	07/01/13	501,250
500,000	g	Cloud Peak Energy Resources LLC	8.250	12/15/17	495,000
400,000	g	Consol Energy, Inc	8.000	04/01/17	413,000
500,000	g	Drummond Co, Inc	7.380	02/15/16	470,000
500,000		Peabody Energy Corp	7.380	11/01/16	520,625

		TOTAL COAL MINING			2,921,125

COMMUNICATIONS - 4.0%
250,000	g	America Movil SAB de C.V.	6.130	03/30/40	261,058
200,000		American Tower Corp	4.630	04/01/15	208,047
275,000		AT&T, Inc	6.150	09/15/34	288,730
425,000		AT&T, Inc	6.500	09/01/37	471,388
800,000		AT&T, Inc	6.300	01/15/38	868,146
75,000		BellSouth Capital Funding Corp	7.880	02/15/30	91,931
750,000	g	CC Holdings GS V LLC	7.750	05/01/17	793,125
1,050,000		Cellco Partnership	3.750	05/20/11	1,075,440
800,000		Cellco Partnership	8.500	11/15/18	1,040,111
500,000	g	Clearwire Communications LLC	12.000	12/01/15	495,625
300,000		Comcast Corp	5.150	03/01/20	314,085
500,000		Comcast Corp	6.400	03/01/40	538,159
500,000		Cricket Communications, Inc	7.750	05/15/16	510,000
696,000	g	CSC Holdings LLC	8.500	04/15/14	725,580
250,000		DIRECTV Holdings LLC	4.750	10/01/14	264,768
500,000		DIRECTV Holdings LLC	3.550	03/15/15	503,318
750,000		DIRECTV Holdings LLC	7.630	05/15/16	814,688
500,000		DIRECTV Holdings LLC	5.200	03/15/20	521,107
1,000,000		DISH DBS Corp	7.880	09/01/19	1,040,000
500,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	532,500
390,000	g	MTS International Funding Ltd	8.630	06/22/20	403,455
100,000	g	NBC Universal, Inc	5.150	04/30/20	104,299
275,000		New Cingular Wireless Services, Inc	7.880	03/01/11	287,558
200,000		New Cingular Wireless Services, Inc	8.750	03/01/31	274,560
500,000	g	Qwest Communications International, Inc	7.130	04/01/18	498,750
655,000	g	SBA Telecommunications, Inc	8.000	08/15/16	677,925
120,000	g	SBA Telecommunications, Inc	8.250	08/15/19	126,300
525,000		Sprint Nextel Corp	6.000	12/01/16	471,188
75,000		Telecom Italia Capital S.A.	7.000	06/04/18	79,887
75,000		Telecom Italia Capital S.A.	7.180	06/18/19	80,746
1,110,000		Telefonica Emisiones SAU	5.130	04/27/20	1,112,545
500,000	g	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	523,303
460,000	g	Telemar Norte Leste S.A.	9.500	04/23/19	550,850
275,000		Time Warner Cable, Inc	6.750	07/01/18	315,666
350,000		Time Warner Cable, Inc	8.750	02/14/19	441,609
625,000		Time Warner Cable, Inc	8.250	04/01/19	768,626
300,000		Verizon Communications, Inc	4.350	02/15/13	320,687
210,000		Verizon Communications, Inc	8.750	11/01/18	272,994
250,000		Verizon Communications, Inc	6.250	04/01/37	268,583
225,000		Verizon Communications, Inc	8.950	03/01/39	318,730

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,200,000		Verizon New Jersey, Inc	5.880%	01/17/12	$2,332,285
275,000		Verizon Virginia, Inc	4.630	03/15/13	290,200
125,000		Viacom, Inc	4.380	09/15/14	132,858
500,000		Virgin Media Finance plc	9.500	08/15/16	528,125

		TOTAL COMMUNICATIONS			22,539,535

DEPOSITORY INSTITUTIONS - 4.8%
500,000	g	Banco do Brasil S.A.	6.000	01/22/20	516,609
500,000	g,i	Banco Internacional del Peru	8.500	04/23/70	507,500
500,000	g	Banco Santander Brasil	4.500	04/06/15	492,500
500,000	g,i	Banco Santander Chile	1.560	04/20/12	499,706
200,000		Bank of America Corp	4.900	05/01/13	209,537
350,000		Bank of America Corp	7.380	05/15/14	392,266
650,000		Bank of America Corp	5.300	03/15/17	654,486
25,000		Bank of America Corp	6.000	09/01/17	26,308
350,000		Bank of America Corp	5.750	12/01/17	362,978
500,000	g	Bank of China Hong Kong Ltd	5.550	02/11/20	497,291
375,000		Bank of New York Mellon Corp	4.300	05/15/14	402,762
275,000		Bank of New York Mellon Corp	5.450	05/15/19	307,011
550,000		Bank One Corp	5.250	01/30/13	585,330
250,000		Barclays Bank plc	5.200	07/10/14	263,838
70,000	g	Barclays Bank plc	6.050	12/04/17	70,647
150,000		BB&T Corp	3.850	07/27/27	156,372
500,000	g,i	BBVA Bancomer S.A.	5.380	07/22/15	499,510
500,000	g	BBVA Bancomer S.A.	7.250	04/22/20	493,293
250,000		Capital One Bank USA NA	8.800	07/15/19	312,103
350,000		Capital One Capital V	8.880	05/15/40	364,481
300,000		Citigroup, Inc	5.100	09/29/11	308,474
500,000		Citigroup, Inc	5.300	10/17/12	518,156
275,000		Citigroup, Inc	5.500	10/15/14	282,732
300,000		Citigroup, Inc	6.130	05/15/18	313,105
550,000		Citigroup, Inc	8.500	05/22/19	655,668
525,000		Citigroup, Inc	6.880	03/05/38	550,759
275,000		Citigroup, Inc	8.130	07/15/39	328,069
300,000		Credit Suisse	5.000	05/15/13	320,515
1,000,000		Credit Suisse	5.500	05/01/14	1,093,339
250,000		Credit Suisse	5.300	08/13/19	265,014
2,700,000	g	Depfa ACS Bank	5.130	03/16/37	1,973,232
250,000		Deutsche Bank AG.	3.880	08/18/14	258,248
345,000		Discover Bank	7.000	04/15/20	348,357
250,000		Golden West Financial Corp	4.750	10/01/12	260,861
500,000	g	Hana Bank	4.500	10/30/15	498,919
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	237,046
483,000	g	ICICI Bank Ltd	5.500	03/25/15	499,251
275,000		JPMorgan Chase & Co	4.500	01/15/12	286,860
775,000		JPMorgan Chase & Co	6.300	04/23/19	875,358
525,000		JPMorgan Chase & Co	4.950	03/25/20	545,606
475,000		JPMorgan Chase & Co	6.400	05/15/38	549,820
250,000	g	Lloyds TSB Bank plc	5.800	01/13/20	235,974
250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	236,312
1,100,000		Mellon Funding Corp	6.400	05/14/11	1,146,960
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	864,499

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Regions Financial Corp	4.880%	04/26/13	$201,034
200,000		Regions Financial Corp	5.750	06/15/15	198,735
500,000	g	Shinhan Bank	4.380	09/15/15	495,624
500,000	i	Shinhan Bank	5.660	03/02/35	466,732
500,000	g,i	Standard Chartered plc	6.410	12/30/49	436,774
450,000		State Street Corp	4.300	05/30/14	479,224
100,000		Union Bank of California NA	5.950	05/11/16	107,241
125,000		USB Capital XIII Trust	6.630	12/15/39	131,793
375,000		Wachovia Bank NA	4.800	11/01/14	392,706
350,000		Wachovia Bank NA	5.850	02/01/37	347,563
1,850,000		Wells Fargo & Co	4.750	02/09/15	1,936,224
200,000		Zions Bancorporation	7.750	09/23/14	203,796

		TOTAL DEPOSITORY INSTITUTIONS			26,465,108

ELECTRIC, GAS, AND SANITARY SERVICES - 2.1%
44,000	g	AES Corp	8.750	05/15/13	44,660
350,000		AGL Capital Corp	5.250	08/15/19	370,192
365,000		Alliant Energy Corp	1.000	10/15/14	376,640
250,000		Atmos Energy Corp	8.500	03/15/19	314,205
190,000		Carolina Power & Light Co	5.130	09/15/13	209,268
250,000		Carolina Power & Light Co	5.300	01/15/19	279,538
275,000		Carolina Power & Light Co	5.700	04/01/35	297,450
200,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	232,021
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	317,574
450,000	g	Colbun S.A.	6.000	01/21/20	469,812
200,000		Commonweatlh Edison Co	5.900	03/15/36	217,786
200,000		Connecticut Light & Power Co	5.500	02/01/19	222,299
215,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	227,885
575,000		Crosstex Energy, Inc	8.880	02/15/18	574,281
500,000	g	Dubai Electricity & Water Authority	8.500	04/22/15	509,397
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	211,215
250,000		Indiana Michigan Power Co	7.000	03/15/19	292,507
500,000		Intergas Finance BV	6.380	05/14/17	500,000
100,000	g	Kansas Gas & Electric	6.700	06/15/19	117,227
270,000	g	Kazatomprom	6.250	05/20/15	273,375
250,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	257,628
250,000		National Fuel Gas Co	5.250	03/01/13	264,265
250,000		Nevada Power Co	6.650	04/01/36	284,265
200,000		NiSource Finance Corp	10.750	03/15/16	256,307
500,000		NRG Energy, Inc	7.250	02/01/14	506,875
50,000		ONEOK Partners LP	5.900	04/01/12	53,335
325,000		Pacific Gas & Electric Co	8.250	10/15/18	415,833
150,000		PacifiCorp	6.000	01/15/39	172,312
500,000		PG&E Corp	5.750	04/01/14	553,922
50,000		Potomac Electric Power Co	7.900	12/15/38	67,932
275,000		Progress Energy, Inc	7.050	03/15/19	324,895
400,000		Public Service Co of Oklahoma	5.150	12/01/19	421,212
285,000	g	Republic Services, Inc	5.000	03/01/20	295,521
145,000	g	Republic Services, Inc	5.250	11/15/21	152,562
375,000	g	Republic Services, Inc	6.200	03/01/40	402,210
500,000		Sabine Pass LNG LP	7.250	11/30/13	450,000
300,000		San Diego Gas & Electric Co	5.350	05/15/40	323,812

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$175,000		Veolia Environnement	5.250%	06/03/13	$188,880
335,000		Waste Management, Inc	6.130	11/30/39	362,231
225,000	g	Williams Partners LP	3.800	02/15/15	226,461

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			12,037,790

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.9%
340,000		Cisco Systems, Inc	4.450	01/15/20	358,912
75,000		General Electric Co	5.250	12/06/17	81,555
1,000,000		L-3 Communications Corp	6.130	07/15/13	1,010,000
250,000		L-3 Communications Corp	6.380	10/15/15	250,000
145,000		L-3 Communications Corp	5.200	10/15/19	151,242
500,000	g	PCCW-HKT Capital No 3 Ltd	5.250	07/20/15	514,572
500,000	g	Power Sector Assets & Liabilities Management Corp	7.390	12/02/24	545,000
145,000		Tyco International Finance S.A.	4.130	10/15/14	153,918
400,000		Whirlpool Corp	8.000	05/01/12	437,587
1,100,000		Whirlpool Corp	8.600	05/01/14	1,296,908

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			4,799,694

FABRICATED METAL PRODUCTS - 0.4%
537,000		Ball Corp	7.130	09/01/16	561,835
120,000		Ball Corp	7.380	09/01/19	124,800
150,000		CRH America, Inc	6.950	03/15/12	162,446
500,000		Crown Americas LLC	7.750	11/15/15	518,750
500,000		Silgan Holdings, Inc	7.250	08/15/16	512,500
500,000		Valmont Industries, Inc	6.630	04/20/20	512,398

		TOTAL FABRICATED METAL PRODUCTS			2,392,729

FOOD AND KINDRED PRODUCTS - 1.1%
475,000	g	BFF International Ltd	7.250	01/28/20	486,875
500,000		Constellation Brands, Inc	8.380	12/15/14	532,500
520,000	g	Corp Pesquera Inca Sac	9.000	02/10/17	508,300
500,000	g	Del Monte Corp	7.500	10/15/19	511,250
100,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	119,266
275,000		Dr Pepper Snapple Group, Inc	7.450	05/01/38	352,801
450,000		General Mills, Inc	5.650	02/15/19	511,325
750,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	756,013
550,000		Kraft Foods, Inc	6.500	11/01/31	603,843
500,000	g	Marfrig Overseas Ltd	9.500	05/04/20	490,000
150,000		PepsiAmericas, Inc	5.750	07/31/12	164,316
25,000		PepsiAmericas, Inc	4.380	02/15/14	27,271
175,000		PepsiCo, Inc	7.900	11/01/18	226,268
500,000	g	Smithfield Foods, Inc	10.000	07/15/14	553,750
300,000		TreeHouse Foods, Inc	7.750	03/01/18	311,250

		TOTAL FOOD AND KINDRED PRODUCTS			6,155,028

FOOD STORES - 0.2%
275,000		Delhaize Group S.A.	5.880	02/01/14	306,912
250,000		Delhaize Group S.A.	6.500	06/15/17	288,075
500,000		Ingles Markets, Inc	8.880	05/15/17	508,750
75,000		Kroger Co	5.000	04/15/13	80,276
50,000		Kroger Co	6.800	12/15/18	58,924
95,000		Stater Brothers Holdings	7.750	04/15/15	94,763

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 340,000	g	Susser Holdings LLC	8.500%	05/15/16	$340,000

		TOTAL FOOD STORES			1,677,700

GENERAL BUILDING CONTRACTORS - 0.1%
330,000	g	Corp GEO SAB de C.V.	9.250	06/30/20	329,571

		TOTAL GENERAL BUILDING CONTRACTORS			329,571

GENERAL MERCHANDISE STORES - 0.3%
250,000		JC Penney Corp, Inc	5.750	02/15/18	250,625
325,000		JC Penney Corp, Inc	5.650	06/01/20	317,688
1,300,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	1,303,250
125,000		TJX Cos, Inc	6.950	04/15/19	155,194
250,000		Wal-Mart Stores, Inc	5.250	09/01/35	263,301

		TOTAL GENERAL MERCHANDISE STORES			2,290,058

HEALTH SERVICES - 0.8%
500,000	g	Apria Healthcare Group, Inc	11.250	11/01/14	532,500
500,000		CHS	8.880	07/15/15	515,625
500,000	g	DASA Finance Corp	8.750	05/29/18	541,250
367,000		DaVita, Inc	6.630	03/15/13	367,459
250,000		Express Scripts, Inc	7.250	06/15/19	302,194
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	433,500
262,000	o	HCA, Inc	9.630	11/15/16	280,340
500,000		HCA, Inc	8.500	04/15/19	530,000
500,000		HCA, Inc	7.880	02/15/20	514,375
500,000		Quest Diagnostics, Inc	6.400	07/01/17	571,146

		TOTAL HEALTH SERVICES			4,588,389

HOLDING AND OTHER INVESTMENT OFFICES - 0.6%
150,000		AMB Property LP	6.630	12/01/19	161,637
125,000	g	BioMed Realty LP	6.130	04/15/20	130,150
50,000		Boston Properties LP	5.880	10/15/19	53,493
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	109,038
100,000		Brandywine Operating Partnership LP	5.700	05/01/17	97,699
150,000		Developers Diversified Realty Corp	9.630	03/15/16	162,746
150,000		Developers Diversified Realty Corp	7.500	04/01/17	147,208
175,000	g	Digital Realty Trust LP	4.500	07/15/15	174,470
25,000		Federal Realty Investment Trust	5.650	06/01/16	26,701
200,000		Health Care REIT, Inc	6.130	04/15/20	206,889
125,000		Mack-Cali Realty Corp	7.750	08/15/19	146,890
75,000		National Retail Properties, Inc	6.880	10/15/17	82,017
500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	508,100
50,000	g	PPF Funding, Inc	5.350	04/15/12	50,790
100,000		ProLogis	7.630	08/15/14	106,128
135,000		ProLogis	5.630	11/15/16	126,915
130,000		ProLogis	7.380	10/30/19	127,318
150,000		Realty Income Corp	5.950	09/15/16	163,138
165,000		Realty Income Corp	5.750	01/15/21	168,318
150,000		Regency Centers LP	5.250	08/01/15	156,439
25,000		Regency Centers LP	5.880	06/15/17	26,354
100,000		Simon Property Group LP	6.750	05/15/14	112,392
25,000		Simon Property Group LP	5.250	12/01/16	26,623

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$210,000		Simon Property Group LP	10.350%	04/01/19	$279,521

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			3,350,974

HOTELS AND OTHER LODGING PLACES - 0.1%
500,000		Ameristar Casinos, Inc	9.250	06/01/14	523,750

		TOTAL HOTELS AND OTHER LODGING PLACES			523,750

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.5%
100,000		Black & Decker Corp	8.950	04/15/14	121,700
450,000	g	Brocade Communications Systems, Inc	6.630	01/15/18	446,625
287,000	g	Brocade Communications Systems, Inc	6.880	01/15/20	284,848
475,000		Hewlett-Packard Co	4.250	02/24/12	500,555
350,000		Hewlett-Packard Co	4.750	06/02/14	387,795
190,000		John Deere Capital Corp	2.950	03/09/15	195,089
575,000	g	Seagate Technology International	10.000	05/01/14	655,499
525,000		Xerox Corp	8.250	05/15/14	615,377
150,000		Xerox Corp	5.630	12/15/19	159,618

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			3,367,106

INSTRUMENTS AND RELATED PRODUCTS - 0.3%
125,000		Agilent Technologies, Inc	4.450	09/14/12	130,435
275,000		Medtronic, Inc	4.750	09/15/15	306,339
160,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	172,341
500,000		Xerox Corp	7.630	06/15/13	508,760

		TOTAL INSTRUMENTS AND RELATED PRODUCTS			1,117,875

INSURANCE AGENTS, BROKERS AND SERVICE - 0.2%
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	515,437
525,000		Hartford Financial Services Group, Inc	5.500	03/30/20	509,560
275,000		Hartford Financial Services Group, Inc	6.630	03/30/40	255,357

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			1,280,354

INSURANCE CARRIERS - 0.9%
275,000		ACE INA Holdings, Inc	5.880	06/15/14	304,217
240,000		Aetna, Inc	6.500	09/15/18	277,718
150,000		Aetna, Inc	6.630	06/15/36	166,938
375,000		Allstate Corp	7.450	05/16/19	441,961
400,000		Chubb Corp	6.000	05/11/37	432,586
80,000		CIGNA Corp	5.130	06/15/20	83,266
500,000		Lincoln National Corp	7.000	06/15/40	526,623
550,000		Metlife, Inc	5.000	06/15/15	587,879
525,000		Metlife, Inc	6.750	06/01/16	593,957
275,000		Metlife, Inc	5.700	06/15/35	268,949
600,000	g	Principal Life Global Funding I	5.130	10/15/13	630,474
300,000	g	Prudential Funding LLC	6.750	09/15/23	320,838
300,000		Travelers Cos, Inc	5.800	05/15/18	329,051
75,000		Travelers Cos, Inc	5.900	06/02/19	83,275
250,000		Unum Group	7.130	09/30/16	274,688
275,000		WellPoint, Inc	5.850	01/15/36	276,449

		TOTAL INSURANCE CARRIERS			5,598,869

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

JUSTICE, PUBLIC ORDER AND SAFETY - 0.1%
$500,000		Corrections Corp of America	7.750%	06/01/17	$518,750

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY			518,750

LEGAL SERVICES - 0.1%
564,000		FTI Consulting, Inc	7.630	06/15/13	564,000

		TOTAL LEGAL SERVICES			564,000

METAL MINING - 0.3%
375,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	412,500
125,000		Newmont Mining Corp	6.250	10/01/39	136,415
250,000		Rio Tinto Finance USA Ltd	9.000	05/01/19	328,067
350,000		Teck Resources Ltd	9.750	05/15/14	413,636
250,000		Teck Resources Ltd	10.750	05/15/19	306,325

		TOTAL METAL MINING			1,596,943

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
500,000		Harsco Corp	5.130	09/15/13	545,632
295,000	g	Reynolds Group Issuer, Inc	8.500	05/15/18	289,469

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			835,101

MISCELLANEOUS RETAIL - 0.4%
250,000		Amerigas Partners LP	7.250	05/20/15	250,000
185,000		CVS Caremark Corp	3.250	05/18/15	187,915
50,000		CVS Caremark Corp	6.600	03/15/19	58,184
250,000		CVS Caremark Corp	4.750	05/18/20	255,924
1,000,000	g	QVC, Inc	7.500	10/01/19	982,500
250,000		Staples, Inc	9.750	01/15/14	306,669

		TOTAL MISCELLANEOUS RETAIL			2,041,192

MOTION PICTURES - 0.1%
375,000		Time Warner, Inc	6.880	05/01/12	408,542
275,000		Time Warner, Inc	6.500	11/15/36	299,080

		TOTAL MOTION PICTURES			707,622

NONDEPOSITORY INSTITUTIONS - 2.8%
175,000		American Express Co	7.000	03/19/18	201,844
600,000		American Express Co	8.130	05/20/19	744,956
250,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	266,409
500,000	g	CCL Finance Ltd	9.500	08/15/14	571,250
300,000		Countrywide Financial Corp	6.250	05/15/16	312,748
300,000		Countrywide Home Loans, Inc	4.000	03/22/11	305,472
500,000		Ford Motor Credit Co LLC	7.500	08/01/12	511,287
500,000		Ford Motor Credit Co LLC	8.130	01/15/20	510,346
225,000		General Electric Capital Corp	5.880	02/15/12	239,117
2,700,000		General Electric Capital Corp	5.500	06/04/14	2,950,230
525,000		General Electric Capital Corp	3.500	06/29/15	524,540
400,000		General Electric Capital Corp	6.880	01/10/39	441,653
650,000		HSBC Finance Corp	5.250	01/14/11	660,915
1,500,000		HSBC Finance Corp	6.380	11/27/12	1,619,909
415,000		International Lease Finance Corp	5.750	06/15/11	407,219

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000	g	International Lease Finance Corp	8.630%	09/15/15	$142,125
300,000		Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	334,979
1,000,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,086,809
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	539,773
554,000	g	Majapahit Holding BV	8.000	08/07/19	609,400
500,000	g	Majapahit Holding BV	7.750	01/20/20	547,500
275,000		MBNA Corp	6.130	03/01/13	295,225
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	442,248
250,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	346,668
440,000	g	PONTIS Ltd	6.250	07/20/10	431,200
500,000	g	T2 Capital Finance Co S.A.	6.950	02/06/17	505,665
500,000	g	TNK-BP Finance S.A.	6.250	02/02/15	501,250

		TOTAL NONDEPOSITORY INSTITUTIONS			16,050,737

OIL AND GAS EXTRACTION - 3.1%
150,000		Anadarko Petroleum Corp	8.700	03/15/19	141,622
275,000		Anadarko Petroleum Corp	7.950	06/15/39	234,813
1,000,000		Atlas Energy Operating Co LLC	10.750	02/01/18	1,066,249
250,000		Baker Hughes, Inc	6.880	01/15/29	294,133
300,000		BJ Services Co	5.750	06/01/11	312,403
550,000		Burlington Resources Finance Co	6.400	08/15/11	576,648
275,000		Burlington Resources Finance Co	7.200	08/15/31	329,830
250,000		Chesapeake Energy Corp	7.630	07/15/13	262,500
250,000		Chesapeake Energy Corp	6.500	08/15/17	246,563
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	530,616
125,000		EnCana Corp	6.500	05/15/19	143,652
100,000		EnCana Corp	6.630	08/15/37	111,729
500,000		Encore Acquisition Co	9.500	05/01/16	530,000
425,000		Enterprise Products Operating LLC	4.600	08/01/12	444,497
275,000		Enterprise Products Operating LLC	5.600	10/15/14	298,412
75,000		Enterprise Products Operating LLC	5.000	03/01/15	78,900
1,000,000		Enterprise Products Operating LLC	5.200	09/01/20	1,027,010
250,000		Enterprise Products Operating LLC	6.130	10/15/39	249,465
350,000		EOG Resources, Inc	4.400	06/01/20	361,836
500,000		Gaz Capital S.A.	6.210	11/22/16	503,800
500,000		Gaz Capital S.A.	6.510	03/07/22	483,125
500,000		Husky Energy, Inc	6.250	06/15/12	539,259
125,000		Husky Energy, Inc	6.800	09/15/37	142,473
350,000		Nexen, Inc	6.400	05/15/37	364,985
250,000		Nexen, Inc	7.500	07/30/39	292,985
100,000		Pemex Project Funding Master Trust	5.750	03/01/18	104,759
125,000		Pemex Project Funding Master Trust	6.630	06/15/38	127,533
500,000		Petrobras International Finance Co	7.880	03/15/19	572,079
494,000		Petrobras International Finance Co	6.880	01/20/40	498,042
500,000	g	Petroleos Mexicanos	4.880	03/15/15	517,500
100,000		Petroleos Mexicanos	8.000	05/03/19	119,000
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	490,200
1,000,000	g	Petronas Capital Ltd	5.250	08/12/19	1,051,409
134,000		Plains Exploration & Production Co	8.630	10/15/19	135,675
500,000		Range Resources Corp	7.500	05/15/16	504,375
100,000		Range Resources Corp	7.250	05/01/18	99,750
440,000		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	455,400

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		SEACOR Holdings, Inc	7.380%	10/01/19	$264,017
995,000		Southwestern Energy Co	7.500	02/01/18	1,057,187
600,000		XTO Energy, Inc	6.250	04/15/13	677,258
300,000		XTO Energy, Inc	4.630	06/15/13	323,444
450,000		XTO Energy, Inc	5.500	06/15/18	514,580

		TOTAL OIL AND GAS EXTRACTION			17,079,713

PAPER AND ALLIED PRODUCTS - 0.6%
500,000	g	Fibria Overseas Finance Ltd	7.500	05/04/20	507,500
750,000	g	Georgia-Pacific LLC	7.000	01/15/15	757,500
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	799,687
450,000		Greif, Inc	7.750	08/01/19	463,500
250,000		International Paper Co	7.300	11/15/39	275,683
500,000		Verso Paper Holdings LLC	9.130	08/01/14	477,500

		TOTAL PAPER AND ALLIED PRODUCTS			3,281,370

PETROLEUM AND COAL PRODUCTS - 0.6%
525,000		BP Capital Markets plc	3.130	03/10/12	485,375
250,000		BP Capital Markets plc	3.880	03/10/15	213,038
575,000		ConocoPhillips	6.500	02/01/39	694,382
500,000		Ecopetrol S.A.	7.630	07/23/19	566,250
175,000		Hess Corp	8.130	02/15/19	218,147
175,000		Marathon Oil Corp	6.500	02/15/14	197,044
101,000		Marathon Oil Corp	7.500	02/15/19	121,110
250,000		Shell International Finance BV	3.100	06/28/15	253,869
525,000		Shell International Finance BV	4.380	03/25/20	542,708
125,000		Shell International Finance BV	6.380	12/15/38	149,338
200,000		Statoil ASA	2.900	10/15/14	204,486

		TOTAL PETROLEUM AND COAL PRODUCTS			3,645,747

PIPELINES, EXCEPT NATURAL GAS - 0.1%
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	512,461
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	222,813

		TOTAL PIPELINES, EXCEPT NATURAL GAS			735,274

PRIMARY METAL INDUSTRIES - 0.2%
500,000		ArcelorMittal	9.850	06/01/19	624,821
480,000	g	CSN Islands XI Corp	6.880	09/21/19	489,600

		TOTAL PRIMARY METAL INDUSTRIES			1,114,421

PRINTING AND PUBLISHING - 0.2%
100,000		News America, Inc	7.250	05/18/18	120,290
250,000		News America, Inc	7.630	11/30/28	288,483
250,000		News America, Inc	6.200	12/15/34	263,305
325,000		News America, Inc	6.650	11/15/37	364,749
250,000		News America, Inc	6.900	08/15/39	286,910

		TOTAL PRINTING AND PUBLISHING			1,323,737

RAILROAD TRANSPORTATION - 0.5%
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	289,675
250,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	264,776

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		Burlington Northern Santa Fe Corp	6.150%	05/01/37	$168,827
1,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	1,057,689
290,000	g	Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	300,150
300,000		Norfolk Southern Corp	5.590	05/17/25	321,403
275,000		Union Pacific Corp	6.500	04/15/12	298,915
300,000		Union Pacific Corp	5.130	02/15/14	328,212

		TOTAL RAILROAD TRANSPORTATION			3,029,647

REAL ESTATE - 0.2%
500,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	512,500
360,000	g	Sable International Finance Ltd	7.750	02/15/17	361,800

		TOTAL REAL ESTATE			874,300

SECURITY AND COMMODITY BROKERS - 2.0%
225,000		Ameriprise Financial, Inc	5.300	03/15/20	235,069
500,000		BlackRock, Inc	3.500	12/10/14	518,552
300,000		Franklin Resources, Inc	3.130	05/20/15	307,268
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	377,500
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	633,536
600,000		Goldman Sachs Group, Inc	4.750	07/15/13	626,444
575,000		Goldman Sachs Group, Inc	5.350	01/15/16	594,888
175,000		Goldman Sachs Group, Inc	7.500	02/15/19	195,611
225,000		Goldman Sachs Group, Inc	5.380	03/15/20	222,326
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	143,313
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	367,628
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	50
1,000,000		Merrill Lynch & Co, Inc	6.050	08/15/12	1,063,246
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,730,912
300,000		Merrill Lynch & Co, Inc	6.400	08/28/17	312,820
925,000		Merrill Lynch & Co, Inc	6.880	04/25/18	986,772
500,000		Morgan Stanley	5.380	10/15/15	506,437
900,000		Morgan Stanley	5.750	10/18/16	906,678
250,000		Morgan Stanley	6.630	04/01/18	262,034
725,000		Morgan Stanley	7.300	05/13/19	779,679
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	254,192
175,000		NASDAQ OMX Group, Inc	5.550	01/15/20	178,590

		TOTAL SECURITY AND COMMODITY BROKERS			11,203,545

SOCIAL SERVICES - 0.1%
500,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	460,000

		TOTAL SOCIAL SERVICES			460,000

STONE, CLAY, AND GLASS PRODUCTS - 0.1%
300,000		3M Co	5.700	03/15/37	342,983
500,000	g	Cemex SAB de C.V.	9.500	12/14/16	482,500

		TOTAL STONE, CLAY, AND GLASS PRODUCTS			825,483

TOBACCO PRODUCTS - 0.1%
550,000		Philip Morris International, Inc	6.880	03/17/14	636,327
100,000		Philip Morris International, Inc	6.380	05/16/38	117,347

		TOTAL TOBACCO PRODUCTS			753,674

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION BY AIR - 0.1%
$ 500,000		Bristow Group, Inc	6.130%	06/15/13	$492,500

		TOTAL TRANSPORTATION BY AIR			492,500

TRANSPORTATION EQUIPMENT - 0.3%
750,000	g	Bombardier, Inc	7.500	03/15/18	772,499
150,000		Embraer Overseas Ltd	6.380	01/15/20	153,930
265,000		Goodrich Corp	6.130	03/01/19	306,460
125,000	g	Meccanica Holdings USA	6.250	01/15/40	116,082
350,000		United Technologies Corp	4.500	04/15/20	378,664
150,000		United Technologies Corp	6.050	06/01/36	171,077

		TOTAL TRANSPORTATION EQUIPMENT			1,898,712

WATER TRANSPORTATION - 0.1%
500,000	g	DP World Ltd	6.850	07/02/37	397,744
36,000		Hornbeck Offshore Services, Inc	8.000	09/01/17	32,040

		TOTAL WATER TRANSPORTATION			429,784

WHOLESALE TRADE-DURABLE GOODS - 0.4%
500,000	g	Ace Hardware Corp	9.130	06/01/16	523,750
500,000	g	Adaro Indonesia PT	7.630	10/22/19	505,000
225,000		Martin Marietta Materials, Inc	6.600	04/15/18	244,181
250,000	g	Rearden G Holdings Eins	7.880	03/30/20	252,500
125,000		Vale Overseas Ltd	6.250	01/23/17	136,152
125,000		Vale Overseas Ltd	6.880	11/21/36	130,314
205,000		Vale Overseas Ltd	6.880	11/10/39	214,163

		TOTAL WHOLESALE TRADE-DURABLE GOODS			2,006,060

WHOLESALE TRADE-NONDURABLE GOODS - 0.4%
200,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	215,519
300,000	g	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	313,660
175,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	200,037
1,000,000		Inergy LP	6.880	12/15/14	985,000
250,000		McKesson Corp	6.500	02/15/14	285,649
65,000		SuperValu, Inc	8.000	05/01/16	64,350

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			2,064,215

		TOTAL CORPORATE BONDS			200,609,389

		(Cost $190,558,087)

GOVERNMENT BONDS - 49.3%

AGENCY SECURITIES - 1.1%
		Federal Farm Credit Bank (FFCB)
650,000		FFCB	2.630	04/21/11	661,491
1,000,000		FFCB	1.380	06/25/13	1,005,604
		Federal Home Loan Mortgage Corp (FHLMC)
990,000		FHLMC	2.500	04/23/14	1,025,013
		Federal Home Loan Mortgage Corp Gold (FGLMC)
245,447		FGLMC	5.000	04/01/23	262,020

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		Federal National Mortgage Association (FNMA)
$1,000,000		FNMA	4.000%	02/25/19	$1,048,988
643,167		FNMA	4.500	03/25/33	694,525
1,735,012		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,857,243

		TOTAL AGENCY SECURITIES			6,554,884

FOREIGN GOVERNMENT BONDS - 5.5%
230,000	g	Arab Republic of Egypt	5.750	04/29/20	232,013
500,000	g	Arab Republic of Egypt	6.880	04/30/40	487,500
300,000	g	Bahrain Government International Bond	5.500	03/31/20	301,702
500,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	535,625
235,000		Banque Centrale de Tunisie	8.250	09/19/27	282,000
500,000	g	Barbados Government International Bond	6.630	12/05/35	456,703
750,000		Belgium Kingdom	2.750	03/05/15	747,723
200,000		Brazilian Government International Bond	5.880	01/15/19	219,500
500,000		Brazilian Government International Bond	4.880	01/22/21	500,750
200,000		Brazilian Government International Bond	7.130	01/20/37	236,000
500,000		China Development Bank	5.000	10/15/15	543,468
400,000		Colombia Government International Bond	6.130	01/18/41	405,000
260,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	267,800
420,000	g	Dominican Republic International Bond	7.500	05/06/21	432,600
500,000		Egypt Government AID Bonds	4.450	09/15/15	551,045
350,000		Eksportfinans A/S	5.000	02/14/12	371,250
500,000	g	El Salvador Government International Bond	7.650	06/15/35	530,000
275,000		European Investment Bank	4.880	02/15/36	289,968
500,000		Export Development Canada	2.250	05/28/15	505,679
355,000		Export-Import Bank of Korea	5.880	01/14/15	384,649
525,000		Export-Import Bank of Korea	5.130	06/29/20	527,111
100,000		Federative Republic of Brazil	6.000	01/17/17	110,000
444,444		Federative Republic of Brazil	8.000	01/15/18	515,556
500,000	g	Indonesia Government International Bond	6.880	01/17/18	563,750
500,000		International Finance Corp	5.130	05/02/11	517,918
225,000		Italy Government International Bond	5.380	06/12/17	235,489
1,100,000		Italy Government International Bond	6.880	09/27/23	1,251,492
433,000	g	Korea Expressway Corp	4.500	03/23/15	443,222
100,000		Mexico Government International Bond	5.880	01/15/14	113,250
150,000		Mexico Government International Bond	6.750	09/27/34	172,875
230,000		Mexico Government International Bond	6.050	01/11/40	242,650
500,000		Panama Government International Bond	6.700	01/26/36	551,250
135,000		Peruvian Government International Bond	7.350	07/21/25	161,663
200,000		Peruvian Government International Bond	6.550	03/14/37	221,000
498,000		Poland Government International Bond	6.380	07/15/19	550,900
1,000,000	g	Portugal Government International Bond	3.500	03/25/15	954,110
750,000		Province of British Columbia Canada	2.850	06/15/15	774,661
600,000		Province of Manitoba Canada	5.000	02/15/12	638,977
600,000		Province of Ontario Canada	3.130	09/08/10	602,893
2,000,000		Province of Ontario Canada	2.630	01/20/12	2,047,305
1,400,000		Province of Ontario Canada	4.100	06/16/14	1,505,558
500,000		Province of Ontario Canada	2.950	02/05/15	512,622
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,764,949
620,000		Province of Quebec Canada	4.630	05/14/18	677,224
296,000	g	Qatar Govt International Bond	6.400	01/20/40	314,500

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000	g	Republic of Ghana	8.500%	10/04/17	$526,250
500,000		Republic of Hungary	6.250	01/29/20	492,113
500,000	g	Republic of Indonesia	5.880	03/13/20	527,500
500,000		Republic of Korea	5.750	04/16/14	545,096
500,000	g	Republic of Lithuania	6.750	01/15/15	524,015
483,333		Republic of Serbia	6.750	11/01/24	471,250
500,000		Republic of the Philippines	6.380	10/23/34	500,600
500,000	g	Russian Foreign Bond-Eurobond	3.630	04/29/15	483,750
775,000		South Africa Government International Bond	5.500	03/09/20	801,156
400,000		South Africa Government International Bond	5.880	05/30/22	423,040
465,000		Turkey Government International Bond	6.750	05/30/40	466,163
260,000		Ukraine Government International Bond	6.580	11/21/16	240,838
240,000	g	Ukraine Government International Bond	6.580	11/21/16	221,400
52,000		United Mexican States	5.880	02/17/14	57,044
300,000		United Mexican States	5.950	03/19/19	333,000
500,000		United Mexican States	5.130	01/15/20	520,000

		TOTAL FOREIGN GOVERNMENT BONDS			31,385,115

MORTGAGE BACKED - 28.6%
		Federal Home Loan Mortgage Corp (FHLMC)
668,509	i	FHLMC	2.640	02/01/36	692,645
1,556,019	i	FHLMC	5.820	07/01/36	1,643,599
384,993	i	FHLMC	3.280	09/01/36	399,169
584,285	i	FHLMC	6.050	09/01/36	619,069
601,237	i	FHLMC	5.740	02/01/37	646,300
747,485	i	FHLMC	5.540	03/01/37	792,209
123,396	i	FHLMC	5.880	04/01/37	132,680
117,219	i	FHLMC	5.720	05/01/37	126,116
2,376,352	i	FHLMC	5.650	06/01/37	2,528,720
498,185	i	FHLMC	5.710	08/01/37	532,365
2,000,000		FHLMC	5.000	07/15/40	2,115,312
2,000,000		FHLMC	5.500	07/15/40	2,145,938
		Federal Home Loan Mortgage Corp Gold (FGLMC)
1,314		FGLMC	7.000	09/01/10	1,328
58,806		FGLMC	6.500	12/01/16	63,602
721,879		FGLMC	5.500	01/01/19	784,085
253,510		FGLMC	4.500	01/01/20	270,174
1,217,480		FGLMC	4.500	07/01/20	1,295,986
424,246		FGLMC	4.500	09/01/20	451,602
408,030		FGLMC	5.000	10/01/20	437,835
859,914		FGLMC	5.500	10/01/20	932,402
44,669		FGLMC	7.000	10/01/20	49,742
355,486		FGLMC	4.500	06/01/21	378,409
639,212		FGLMC	5.500	08/01/21	691,698
280,859		FGLMC	4.500	09/01/24	296,512
133,893		FGLMC	6.500	01/01/29	149,028
7,673		FGLMC	8.000	01/01/31	8,847
531,574		FGLMC	6.000	03/01/33	584,599
2,331,558		FGLMC	5.500	12/01/33	2,517,135
2,264,140		FGLMC	7.000	12/01/33	2,574,449
1,573,937		FGLMC	5.000	01/01/34	1,673,111
582,344		FGLMC	5.000	05/01/34	618,127

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$896,352	FGLMC	4.500%	10/01/34	$939,937
448,732	FGLMC	5.500	12/01/34	484,028
1,118,733	FGLMC	5.500	03/01/35	1,204,631
347,444	FGLMC	6.000	04/01/35	379,062
585,848	FGLMC	7.000	05/01/35	666,141
1,054,315	FGLMC	5.500	06/01/35	1,135,267
1,825,049	FGLMC	5.500	06/01/35	1,965,179
232,571	FGLMC	5.000	02/01/36	246,643
479,296	FGLMC	5.500	04/01/36	515,348
69,486	FGLMC	6.500	05/01/36	76,384
424,860	FGLMC	6.500	10/01/36	467,040
1,008,569	FGLMC	5.500	04/01/37	1,083,588
620,977	FGLMC	6.000	08/01/37	675,545
79,952	FGLMC	6.000	09/01/37	86,928
388,058	FGLMC	6.500	11/01/37	426,100
1,552,231	FGLMC	5.000	04/01/38	1,644,372
972,455	FGLMC	6.000	11/01/38	1,056,791
778,861	FGLMC	4.000	06/01/39	789,367
	Federal National Mortgage Association (FNMA)
21,559	FNMA	5.000	06/01/13	22,190
2,157,170	FNMA	4.780	02/01/14	2,300,120
2,743,658	FNMA	4.640	11/01/14	2,958,990
385,280	FNMA	4.570	01/01/15	412,179
122,998	FNMA	6.500	10/01/16	133,886
58,253	FNMA	6.500	11/01/16	63,409
332,677	FNMA	5.000	12/01/17	357,809
82,768	FNMA	6.500	02/01/18	90,327
244,697	FNMA	5.500	04/01/18	265,821
105,810	FNMA	5.500	05/01/18	114,912
109,816	FNMA	6.000	01/01/19	120,097
878,150	FNMA	4.500	04/01/19	936,697
202,567	FNMA	4.500	06/01/19	216,072
295,704	FNMA	5.000	03/01/20	318,043
96,403	FNMA	4.500	11/01/20	102,830
98,713	FNMA	4.500	12/01/20	105,155
289,813	FNMA	5.000	12/01/20	311,255
438,706	FNMA	5.000	03/01/21	471,849
24,539	FNMA	8.000	03/01/23	28,207
455,419	FNMA	5.500	02/01/24	493,073
905,326	FNMA	4.000	05/01/24	942,936
1,017,668	FNMA	5.500	07/01/24	1,100,274
480,904	FNMA	4.500	08/01/24	508,307
2,000,000	FNMA	4.000	07/25/25	2,077,500
2,436,939	FNMA	5.000	10/01/25	2,596,976
18,532	FNMA	9.000	11/01/25	21,580
15,512	FNMA	7.500	01/01/29	17,630
353,878	FNMA	7.000	07/01/32	400,141
111,139	FNMA	5.000	02/01/33	118,194
320,662	FNMA	5.000	07/01/33	341,018
1,742,243	FNMA	5.500	07/01/33	1,879,010
1,058,798	FNMA	4.500	08/01/33	1,110,447
1,078,899	FNMA	4.500	10/01/33	1,131,529

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$428,319		FNMA	5.000%	10/01/33	$455,508
368,085		FNMA	5.000	10/01/33	391,451
883,838		FNMA	5.000	11/01/33	939,944
881,126		FNMA	5.000	11/01/33	937,059
289,799		FNMA	5.500	12/01/33	312,548
498,924		FNMA	5.500	12/01/33	538,089
166,166		FNMA	5.000	03/01/34	176,714
1,681,917		FNMA	5.000	03/01/34	1,788,683
201,444		FNMA	5.000	03/01/34	214,232
840,241		FNMA	5.000	03/01/34	893,579
200,293		FNMA	5.000	03/01/34	213,008
1,306,219		FNMA	5.000	04/01/34	1,388,116
3,209,680		FNMA	5.000	08/01/34	3,415,538
550,369		FNMA	6.000	08/01/34	606,214
168,975		FNMA	6.000	12/01/34	185,381
498,810		FNMA	5.500	01/01/35	537,187
1,016,538		FNMA	5.500	02/01/35	1,096,336
358,972		FNMA	6.000	04/01/35	393,826
3,367,643		FNMA	5.500	05/01/35	3,623,584
2,370,102		FNMA	5.500	05/01/35	2,550,230
1,033,916		FNMA	6.000	05/01/35	1,127,195
23,296		FNMA	7.500	06/01/35	26,286
498,250		FNMA	6.000	07/01/35	543,201
680,079		FNMA	5.000	08/01/35	721,868
2,249,679		FNMA	5.000	10/01/35	2,387,917
185,614		FNMA	5.000	10/01/35	197,020
588,466		FNMA	5.500	12/01/35	633,189
622,497		FNMA	5.000	02/01/36	660,748
625,127		FNMA	6.000	03/01/36	680,353
895,168		FNMA	5.000	04/01/36	948,775
1,193,941		FNMA	6.000	04/01/36	1,299,418
305,870		FNMA	6.500	04/01/36	335,950
718,603	i	FNMA	5.830	07/01/36	765,166
1,063,814	i	FNMA	5.700	09/01/36	1,129,878
327,210		FNMA	6.500	09/01/36	359,389
454,663		FNMA	6.000	12/01/36	494,830
190,472		FNMA	7.000	02/01/37	211,840
551,699		FNMA	6.500	03/01/37	605,955
50,881		FNMA	7.000	04/01/37	56,589
179,373		FNMA	6.500	08/01/37	196,733
188,595		FNMA	6.500	08/01/37	206,847
99,019		FNMA	6.000	09/01/37	108,934
106,003		FNMA	6.000	09/01/37	116,632
62,433		FNMA	6.000	09/01/37	68,404
80,328		FNMA	6.000	09/01/37	88,330
613,630		FNMA	6.500	09/01/37	673,018
142,021		FNMA	6.500	09/01/37	155,766
291,132		FNMA	6.500	09/01/37	319,308
525,915		FNMA	6.500	09/01/37	576,813
200,054		FNMA	6.500	09/01/37	219,415
272,458	i	FNMA	5.870	10/01/37	293,078
289,393		FNMA	6.000	11/01/37	314,417

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,791,480	FNMA	6.000%	11/01/38	$1,945,268
532,589	FNMA	5.500	01/01/39	572,453
555,745	FNMA	6.000	01/01/39	603,452
465,183	FNMA	6.000	01/01/39	505,116
1,839,738	FNMA	4.500	02/01/39	1,910,798
769,194	FNMA	4.500	02/01/39	798,904
518,065	FNMA	5.500	02/01/39	556,842
953,788	FNMA	4.500	05/01/39	990,329
749,562	FNMA	4.500	08/01/39	778,279
1,465,203	FNMA	4.000	09/01/39	1,485,883
3,000,000	FNMA	4.000	07/25/40	3,037,968
8,000,000	FNMA	5.500	07/25/40	8,587,504
8,000,000	FNMA	4.500	08/25/40	8,261,248
4,000,000	FNMA	6.000	08/25/40	4,326,876
3,000,000	FNMA	5.000	09/25/40	3,151,407
	Government National Mortgage Association (GNMA)
14,365	GNMA	6.500	09/15/23	15,884
31,829	GNMA	7.500	11/15/23	36,138
5,453	GNMA	7.500	08/15/28	6,205
46,276	GNMA	6.500	12/15/28	52,004
108,240	GNMA	6.500	03/15/29	121,367
31,621	GNMA	8.500	10/20/30	36,805
10,924	GNMA	7.000	06/20/31	12,241
152,355	GNMA	5.000	02/15/33	163,763
176,563	GNMA	5.500	07/15/33	192,195
1,422,554	GNMA	5.000	09/15/33	1,529,068
289,558	GNMA	5.500	11/20/33	315,472
1,186,152	GNMA	5.500	02/20/35	1,289,404
410,255	GNMA	5.500	03/20/35	445,967
252,011	GNMA	6.000	10/20/36	275,989
264,435	GNMA	6.000	01/20/37	289,147
384,493	GNMA	6.000	02/20/37	420,425
724,184	GNMA	6.000	12/15/37	790,786
642,729	GNMA	5.000	04/15/38	686,434
4,000,000	GNMA	5.000	07/15/38	4,260,624
1,000,000	GNMA	5.500	07/15/38	1,080,312
631,643	GNMA	5.500	07/15/38	683,615
653,241	GNMA	5.500	07/20/38	705,802
237,584	GNMA	6.000	08/15/38	259,360
258,754	GNMA	6.000	08/20/38	282,581
900,556	GNMA	4.500	03/15/39	940,152
299,404	GNMA	5.000	07/20/39	319,096
312,487	GNMA	4.000	08/15/39	318,248
5,000,000	GNMA	4.500	07/15/40	5,207,810
3,000,000	GNMA	5.000	07/20/40	3,188,448
493,040	GNMA	6.230	09/15/43	530,203

	TOTAL MORTGAGE BACKED			161,211,968

MUNICIPAL BONDS - 0.5%
600,000	Grant County Public Utility District No 2	5.630	01/01/27	633,192
500,000	Long Island Power Authority	5.850	05/01/41	500,875

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$775,000		State of California	7.630%	03/01/40	$837,364
775,000		State of Illinois	6.730	04/01/35	736,568

		TOTAL MUNICIPAL BONDS			2,707,999

U.S. TREASURY SECURITIES - 13.6%
8,302,000		United States Treasury Bond	8.000	11/15/21	12,074,222
3,902,500		United States Treasury Bond	5.250	02/15/29	4,696,417
507,000		United States Treasury Bond	4.500	02/15/36	560,077
3,950,000		United States Treasury Bond	4.380	11/15/39	4,264,147
295,000		United States Treasury Bond	4.630	02/15/40	331,598
4,100,000		United States Treasury Note	1.000	09/30/11	4,128,188
250,000		United States Treasury Note	1.000	12/31/11	251,826
2,000,000		United States Treasury Note	1.880	06/15/12	2,049,376
2,224,000		United States Treasury Note	1.130	06/15/13	2,232,852
670,000		United States Treasury Note	2.250	05/31/14	691,304
3,465,000		United States Treasury Note	2.380	08/31/14	3,582,214
915,000		United States Treasury Note	2.380	10/31/14	944,023
2,715,000		United States Treasury Note	2.250	01/31/15	2,782,663
5,887,000		United States Treasury Note	2.500	04/30/15	6,096,265
18,506,000		United States Treasury Note	2.130	05/31/15	18,824,117
1,590,000		United States Treasury Note	1.880	06/30/15	1,596,087
1,000,000		United States Treasury Note	2.380	03/31/16	1,014,766
470,000		United States Treasury Note	3.250	07/31/16	498,237
225,000		United States Treasury Note	3.000	02/28/17	233,578
50,000		United States Treasury Note	2.750	05/31/17	51,055
8,046,300		United States Treasury Note	3.500	05/15/20	8,420,935
500,000		United States Treasury Note	4.380	05/15/40	540,780
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	510,899

		TOTAL U.S. TREASURY SECURITIES			76,375,626

		TOTAL GOVERNMENT BONDS			278,235,592

		(Cost $265,175,255)

STRUCTURED ASSETS - 10.0%

ASSET BACKED - 5.4%
308,252		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	314,360
		Series - 2006 AF (Class A4)
1,000,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	1,043,935
		Series - 2010 1 (Class C)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	533,067
		Series - 2009 2A (Class A)
200,000		CarMax Auto Owner Trust	3.750	12/15/15	204,235
		Series - 2010 1 (Class B)
1,366,444		Centex Home Equity	5.540	01/25/32	1,309,579
		Series - 2002 A (Class AF6)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	484,479
		Series - 2004 2 (Class 1M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	255,069
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	133,793
		Series - 2002 2 (Class MF2)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$217,662		CIT Group Home Equity Loan Trust	6.830%	06/25/33	$12,268
		Series - 2002 2 (Class BF)
320,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	303,889
		Series - 2006 15 (Class A2)
123,331	i	Countrywide Home Equity Loan Trust	0.570	02/15/29	65,471
		Series - 2004 B (Class 1A)
132,754	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	128,840
		Series - 2007 MX1 (Class A1)
3,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	2,400,876
		Series - 2007 1A (Class AF3)
1,507,538		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	1,440,585
		Series - 2006 HLTV (Class A3)
2,650,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,862,481
		Series - 2006 HLTV (Class A4)
250,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	270,518
		Series - 2009 2A (Class A2)
324,831		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	325,771
		Series - 2007 1 (Class A1F)
140,622	i	Morgan Stanley ABS Capital I	0.270	01/25/37	136,702
		Series - 2007 HE2 (Class A2A)
1,235,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	672,960
		Series - 2006 3 (Class AF3)
681,864		Residential Asset Mortgage Products, Inc	4.970	09/25/33	680,123
		Series - 2003 RZ5 (Class A7)
4,579,462	i	Residential Asset Mortgage Products, Inc	0.970	11/25/34	3,951,398
		Series - 2004 RS11 (Class M1)
310,777	i	Residential Asset Securities Corp	6.490	10/25/30	258,606
		Series - 2001 KS2 (Class AI6)
217,644		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	211,297
		Series - 2006 HI5 (Class A2)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	6,344,212
		Series - 2006 HI2 (Class A3)
1,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	875,384
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	267,188
		Series - 2006 HI1 (Class M1)
1,500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	481,239
		Series - 2006 HI1 (Class M2)
3,528,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	2,887,174
		Series - 2006 HI4 (Class A3)
706,869		Saxon Asset Securities Trust	6.120	11/25/30	698,959
		Series - 2002 2 (Class AF6)
237,275	i	Securitized Asset Backed Receivables LLC Trust	0.500	03/25/36	221,624
		Series - 2006 NC2 (Class A2)
568,930	i	Sequoia Mortgage Trust	3.750	02/25/40	568,538
		Series - 2010 H1 (Class A1)
996,984	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	807,557
		Series - 2006 N1 (Class N1)
254,590	g,i	Wachovia Loan Trust	0.710	05/25/35	152,466
		Series - 2005 SD1 (Class A)
198,197	i	Wells Fargo Home Equity Trust	0.490	07/25/36	180,114
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			30,484,757

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 4.6%
$ 325,000		Banc of America Commercial Mortgage, Inc	5.360%	10/10/45	$325,363
		Series - 2006 6 (Class A4)
435,000	i	Banc of America Commercial Mortgage, Inc	5.870	04/10/49	434,419
		Series - 2007 2 (Class A4)
133,782		Bank of America Alternative Loan Trust	5.500	09/25/19	136,725
		Series - 2004 8 (Class 3A1)
200,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	204,559
		Series - 2006 PW14 (Class A4)
110,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	113,882
		Series - 2005 PWR8 (Class A4)
205,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	219,267
		Series - 2004 PWR4 (Class A3)
330,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	284,152
		Series - 2006 PW13 (Class AM)
600,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	629,656
		Series - 2006 T24 (Class A4)
230,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	235,946
		Series - 2004 T16 (Class A6)
740,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	749,078
		Series - 2007 PW17 (Class A4)
450,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	455,120
		Series - 2007 PW18 (Class A4)
1,300,000		Citicorp Mortgage Securities, Inc	5.500	07/25/35	955,928
		Series - 2005 4 (Class 1A7)
105,000		Citigroup, Inc	5.320	12/11/49	101,982
		Series - 2007 CD4 (Class A4)
85,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	87,855
		Series - 2007 C9 (Class A4)
555,213		Countrywide Alternative Loan Trust	5.500	08/25/16	479,965
		Series - 2004 30CB (Class 1A15)
1,800,000		Countrywide Alternative Loan Trust	5.500	10/25/35	673,633
		Series - 2005 42CB (Class A12)
330,632		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	329,255
		Series - 2005 17 (Class 1A10)
188,726		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	182,536
		Series - 2005 J3 (Class 1A1)
466,858	g,i	Credit Suisse Mortgage Capital Certificates	0.530	04/15/22	403,988
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
607,839	g,i	Certificate	0.540	05/15/23	593,403
		Series - 2006 HC1A (Class A1)
245,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	252,710
		Series - 2003 C3 (Class A5)
170,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	169,726
		Series - 2003 C3 (Class B)
615,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	648,195
		Series - 2005 C5 (Class A4)
140,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	117,865
		Series - 2005 C5 (Class AJ)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 260,000		GMAC Commercial Mortgage Securities, Inc	5.020%	04/10/40	$276,087
		Series - 2003 C3 (Class A4)
995,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	856,314
		Series - 2006 GG7 (Class AM)
525,000	i	Greenwich Capital Commercial Funding Corp	6.090	07/10/38	548,774
		Series - 2006 GG7 (Class A4)
1,065,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	1,066,945
		Series - 2007 GG9 (Class A4)
440,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	349,382
		Series - 2007 GG9 (Class AM)
1,415,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	1,391,772
		Series - 2007 GG11 (Class A4)
325,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	334,397
		Series - 2006 GG6 (Class A4)
425,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	361,307
		Series - 2006 GG6 (Class AM)
665,000		GS Mortgage Securities Corp II	5.560	11/10/39	674,767
		Series - 2006 GG8 (Class A4)
198,160	i	GSR Mortgage Loan Trust	5.030	01/25/36	193,252
		Series - 2006 AR1 (Class 2A2)
225,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	246,166
		Series - 2009 IWST (Class A2)
780,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	770,910
		Series - 2006 LDP9 (Class A3)
1,040,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	1,017,502
		Series - 2007 LD11 (Class A4)
415,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	433,852
		Series - 2005 C1 (Class A4)
325,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	342,736
		Series - 2005 C2 (Class A5)
175,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	182,790
		Series - 2003 C1 (Class A4)
1,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	1,115,037
		Series - 2007 C1 (Class A4)
725,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	727,192
		Series - 2007 C2 (Class A3)
75,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	74,403
		Series - 2007 C6 (Class A4)
965,000	i	Merrill Lynch & Co, Inc	5.170	12/12/49	952,789
		Series - 2006 4 (Class A3)
241,897	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	221,454
		Series - 2005 CIP1 (Class AM)
275,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	293,780
		Series - 2006 C1 (Class A4)
220,000	g,i	Merrill Lynch Mortgage Trust	6.460	02/12/51	74,646
		Series - 2008 C1 (Class C)
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590	02/12/39	265,811
		Series - 2006 1 (Class A4)
365,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.150	08/12/49	296,734
		Series - 2007 8 (Class AM)
370,000	i	Morgan Stanley Capital I	5.270	06/13/41	389,138
		Series - 2004 T15 (Class A4)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 475,000		Morgan Stanley Capital I	5.170%	01/14/42	$503,025
		Series - 2005 HQ5 (Class A4)
1,445,000	i	Morgan Stanley Capital I	5.450	02/12/44	1,436,003
		Series - 2007 HQ11 (Class A4)
420,000		Morgan Stanley Capital I	5.360	03/15/44	413,432
		Series - 2007 IQ13 (Class A4)
100,000	i	Morgan Stanley Capital I	5.730	07/12/44	107,151
		Series - 2006 HQ9 (Class A4)
125,000	i	Morgan Stanley Capital I	5.540	11/12/49	108,920
		Series - 2007 T25 (Class AM)
150,000		Morgan Stanley Capital I	4.770	07/15/56	126,095
		Series - 0 IQ9 (Class AJ)
938,664		Residential Accredit Loans, Inc	5.750	05/25/35	382,445
		Series - 2005 QS6 (Class A7)
152,535	i	Structured Adjustable Rate Mortgage Loan Trust	0.730	03/25/35	146,532
		Series - 2005 6XS (Class A3)
215,017	i	Structured Adjustable Rate Mortgage Loan Trust	6.050	07/25/36	214,114
		Series - 2006 6 (Class 2A1)
100,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	98,225
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			25,779,087

		TOTAL STRUCTURED ASSETS			56,263,844

		(Cost $63,974,010)

		TOTAL BONDS			535,108,825

		(Cost $519,707,352)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

AGENCY SECURITIES - 0.0%
38,322	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	13,029
110,728	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	37,648

		TOTAL AGENCY SECURITIES			50,677

		TOTAL PREFERRED STOCKS			50,677

		(Cost $3,726,250)

TIAA-CREF MUTUAL FUND - 0.8%
512,776	a	TIAA-CREF High-Yield Fund			4,738,051

		TOTAL TIAA-CREF MUTUAL FUND			4,738,051

		(Cost $5,074,824)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 11.0%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 6.0%
	Federal Home Loan Bank (FHLB)
$5,980,000	FHLB	07/23/10	5,979,452
6,000,000	FHLB	09/10/10	5,998,818
	Federal Home Loan Mortgage Corp (FHLMC)
6,000,000	FHLMC	08/09/10	5,999,350

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 2,960,000	FHLMC		09/28/10	$2,959,269
900,000	FHLMC		10/13/10	899,610
	Federal National Mortgage Association (FNMA)
5,355,000	FNMA		08/18/10	5,353,572
6,460,000	FNMA		09/01/10	6,458,889

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			33,648,960

U.S. TREASURY BILLS - 5.0%
1,430,000	United States Treasury Bill		07/29/10	1,429,833
5,410,000	United States Treasury Bill		08/19/10	5,409,205
8,020,000	United States Treasury Bill		09/16/10	8,017,337
13,525,000	United States Treasury Bill		09/30/10	13,519,022

	TOTAL U.S. TREASURY BILLS			28,375,397

	TOTAL SHORT-TERM INVESTMENTS			62,024,357

	(Cost $62,023,497)

	TOTAL INVESTMENTS - 107.5%			606,800,096
	(Cost $595,444,193)
	OTHER ASSETS & LIABILITIES, NET - (7.5)%			(42,379,056)

	NET ASSETS - 100.0%			$564,421,040

Abbreviation(s):
ABS - Asset-Based Security
REIT - Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2010 the value of these securities amounted to $60,610,037 or 10.74% of net assets.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.
o	Payment in Kind Bond.

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 94.5%

CORPORATE BONDS - 33.3%

AGENCY SECURITIES - 8.4%
$3,000,000		Bank of America Corp	2.380%	06/22/12	$3,091,500
1,000,000		CitiBank NA	1.380	08/10/11	1,009,581
2,000,000		Citigroup Funding, Inc	1.880	10/22/12	2,042,042
3,000,000		Citigroup Funding, Inc	2.250	12/10/12	3,088,209
2,000,000		Citigroup, Inc	2.130	04/30/12	2,049,020
1,000,000		General Electric Capital Corp	2.250	03/12/12	1,025,956
400,000		General Electric Capital Corp	2.200	06/08/12	410,555
300,000		General Electric Capital Corp	2.130	12/21/12	308,426
2,000,000		General Electric Capital Corp	2.630	12/28/12	2,078,368
2,800,000		GMAC, Inc	1.750	10/30/12	2,848,580
3,600,000		GMAC, Inc	2.200	12/19/12	3,699,006
3,000,000		JPMorgan Chase & Co	3.130	12/01/11	3,103,542
500,000		KeyBank NA	3.200	06/15/12	523,084
750,000		New York Community Bank	3.000	12/16/11	775,711
1,500,000		Regions Bank	3.250	12/09/11	1,554,596
3,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	3,082,860
1,000,000		Sovereign Bank	2.750	01/17/12	1,033,423
1,000,000		State Street Corp	2.150	04/30/12	1,024,045
500,000		US Central Federal Credit Union	1.900	10/19/12	510,315
500,000		Wells Fargo & Co	2.130	06/15/12	513,433

		TOTAL AGENCY SECURITIES			33,772,252

AMUSEMENT AND RECREATION SERVICES - 0.1%
500,000		Speedway Motorsports, Inc	6.750	06/01/13	498,750

		TOTAL AMUSEMENT AND RECREATION SERVICES			498,750

AUTO REPAIR, SERVICES AND PARKING - 0.3%
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,003,074

		TOTAL AUTO REPAIR, SERVICES AND PARKING			1,003,074

BUSINESS SERVICES - 0.4%
500,000		Daimler Finance North America LLC	5.880	03/15/11	515,183
100,000		Daimler Finance North America LLC	5.750	09/08/11	104,134
1,000,000		Oracle Corp	4.950	04/15/13	1,093,847

		TOTAL BUSINESS SERVICES			1,713,164

CHEMICALS AND ALLIED PRODUCTS - 1.6%
1,000,000		Abbott Laboratories	2.700	05/27/15	1,022,588
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	210,187
40,000		Airgas, Inc	4.500	09/15/14	41,593
1,000,000		Clorox Co	5.450	10/15/12	1,087,692
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	1,043,225

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 325,000		Eli Lilly & Co	3.550%	03/06/12	$338,908
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	1,093,300
330,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	327,254
95,000		Life Technologies Corp	3.380	03/01/13	97,106
60,000		Life Technologies Corp	4.400	03/01/15	62,063
180,000		Novartis Capital Corp	4.130	02/10/14	194,207
500,000		Novartis Capital Corp	2.900	04/24/15	514,354
500,000		Pfizer, Inc	4.450	03/15/12	527,485
175,000		Pfizer, Inc	5.350	03/15/15	198,270
200,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	203,919

		TOTAL CHEMICALS AND ALLIED PRODUCTS			6,962,151

COAL MINING - 0.1%
300,000		Arch Western Finance LLC	6.750	07/01/13	300,750

		TOTAL COAL MINING			300,750

COMMUNICATIONS - 2.5%
200,000		American Tower Corp	4.630	04/01/15	208,047
100,000		AT&T, Inc	7.300	11/15/11	108,091
550,000		Cellco Partnership	3.750	05/20/11	563,326
850,000		Cellco Partnership	5.550	02/01/14	952,973
500,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	578,984
1,175,000		DIRECTV Holdings LLC	4.750	10/01/14	1,244,410
500,000		DIRECTV Holdings LLC	3.550	03/15/15	503,318
300,000		Echostar DBS Corp	6.380	10/01/11	309,750
1,000,000	g	NBC Universal, Inc	3.650	04/30/15	1,022,600
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	1,032,896
850,000		Telecom Italia Capital S.A.	6.180	06/18/14	888,621
1,000,000		Telefonica Emisiones SAU	3.730	04/27/15	997,083
1,375,000		Time Warner Cable, Inc	6.200	07/01/13	1,537,856
200,000		Verizon Communications, Inc	4.350	02/15/13	213,791
125,000		Viacom, Inc	4.380	09/15/14	132,858

		TOTAL COMMUNICATIONS			10,294,604

DEPOSITORY INSTITUTIONS - 5.0%
285,000	g	Banco do Brasil S.A.	4.500	01/22/15	287,850
500,000	g	Banco Santander Brasil	4.500	04/06/15	492,500
500,000	g,i	Banco Santander Chile	1.560	04/20/12	499,706
675,000		Bank of America Corp	7.380	05/15/14	756,514
925,000		Bank of America Corp	4.500	04/01/15	934,917
2,000,000	g	Bank of Montreal	2.850	06/09/15	2,032,689
200,000		Bank of New York Mellon Corp	4.300	05/15/14	214,807
125,000		Barclays Bank plc	5.200	07/10/14	131,919
150,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	151,668
800,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	802,672
600,000		Citigroup, Inc	5.100	09/29/11	616,948
1,000,000		Citigroup, Inc	5.300	10/17/12	1,036,312
2,000,000		Citigroup, Inc	5.500	10/15/14	2,056,229
130,000		Credit Suisse	5.000	05/15/13	138,890
500,000		Credit Suisse	5.500	05/01/14	546,670
250,000		Deutsche Bank AG.	3.880	08/18/14	258,248
500,000	g	FIA Card Services NA	7.130	11/15/12	544,433

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 500,000	g	Hana Bank	4.500%	10/30/15	$498,919
483,000	g	ICICI Bank Ltd	5.500	03/25/15	499,251
1,000,000		JPMorgan Chase & Co	4.650	06/01/14	1,066,275
1,000,000		JPMorgan Chase & Co	3.700	01/20/15	1,022,845
500,000	g	National Australia Bank Ltd	2.500	01/08/13	505,003
275,000		Northern Trust Corp	4.630	05/01/14	300,601
1,000,000		Regions Financial Corp	4.880	04/26/13	1,005,171
1,200,000	g	Royal Bank of Canada	3.130	04/14/15	1,244,751
500,000	g	Shinhan Bank	4.380	09/15/15	495,624
225,000		State Street Corp	4.300	05/30/14	239,612
250,000		Wachovia Bank NA	5.300	10/15/11	261,660
1,000,000		Wells Fargo & Co	3.750	10/01/14	1,023,830
200,000		Zions Bancorporation	7.750	09/23/14	203,796

		TOTAL DEPOSITORY INSTITUTIONS			19,870,310

ELECTRIC, GAS, AND SANITARY SERVICES - 1.6%
180,000		Alliant Energy Corp	1.000	10/15/14	185,740
1,000,000		Allied Waste North America, Inc	6.380	04/15/11	1,033,590
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	290,026
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,084,562
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	566,027
100,000	g	Enel Finance International S.A.	3.880	10/07/14	100,816
125,000		FirstEnergy Solutions Corp	4.800	02/15/15	130,799
300,000		NRG Energy, Inc	7.250	02/01/14	304,125
625,000		ONEOK Partners LP	5.900	04/01/12	666,687
500,000		PG&E Corp	5.750	04/01/14	553,922
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	533,221
250,000		Veolia Environnement	5.250	06/03/13	269,829
450,000	g	Williams Partners LP	3.800	02/15/15	452,921

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			6,172,265

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.9%
250,000		Amphenol Corp	4.750	11/15/14	264,907
668,000		Cisco Systems, Inc	2.900	11/17/14	691,294
200,000		Hewlett-Packard Co	2.950	08/15/12	207,294
250,000		L-3 Communications Corp	6.380	10/15/15	250,000
500,000		National Semiconductor Corp	3.950	04/15/15	506,711
1,000,000		Tyco International Finance S.A.	6.000	11/15/13	1,119,301
75,000		Tyco International Finance S.A.	4.130	10/15/14	79,613
200,000		Whirlpool Corp	8.000	05/01/12	218,793

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			3,337,913

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.1%
500,000	g	National Agricultural Cooperative Federation	5.000	09/30/14	520,352

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL			520,352

FOOD AND KINDRED PRODUCTS - 1.1%
600,000		Coca-Cola Enterprises, Inc	5.000	08/15/13	660,920
1,000,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,011,573
1,225,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	1,363,063
125,000		General Mills, Inc	5.250	08/15/13	137,874
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,094,970

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		PepsiAmericas, Inc	5.750%	07/31/12	$54,772

		TOTAL FOOD AND KINDRED PRODUCTS			4,323,172

FOOD STORES - 0.3%
1,000,000		Kroger Co	5.000	04/15/13	1,070,346
300,000		Stater Brothers Holdings	8.130	06/15/12	300,000

		TOTAL FOOD STORES			1,370,346

GENERAL MERCHANDISE STORES - 0.3%
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,042,672

		TOTAL GENERAL MERCHANDISE STORES			1,042,672

HEALTH SERVICES - 0.1%
233,000		DaVita, Inc	6.630	03/15/13	233,291

		TOTAL HEALTH SERVICES			233,291

HOLDING AND OTHER INVESTMENT OFFICES - 0.4%
100,000		Boston Properties LP	2.880	02/15/37	98,625
1,000,000	g	HSBC Bank plc	3.500	06/28/15	1,009,620
100,000	g	PPF Funding, Inc	5.350	04/15/12	101,579
75,000		ProLogis	7.630	08/15/14	79,596
150,000		Simon Property Group LP	6.750	05/15/14	168,588

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			1,458,008

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.8%
50,000		Black & Decker Corp	8.950	04/15/14	60,850
300,000		Hewlett-Packard Co	4.250	02/24/12	316,139
100,000		Hewlett-Packard Co	4.750	06/02/14	110,799
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	1,086,465
250,000		ITT Corp	4.900	05/01/14	272,422
1,000,000		John Deere Capital Corp	2.950	03/09/15	1,026,782
175,000		Xerox Corp	8.250	05/15/14	205,126

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			3,078,583

INSTRUMENTS AND RELATED PRODUCTS - 0.4%
125,000		Agilent Technologies, Inc	4.450	09/14/12	130,435
250,000		Boston Scientific Corp	4.500	01/15/15	245,584
400,000		Stryker Corp	3.000	01/15/15	413,011
200,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	202,315
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	252,792
250,000		Xerox Corp	7.630	06/15/13	254,380

		TOTAL INSTRUMENTS AND RELATED PRODUCTS			1,498,517

INSURANCE CARRIERS - 0.6%
1,020,000		Progressive Corp	6.380	01/15/12	1,090,373
1,000,000		Prudential Financial, Inc	5.800	06/15/12	1,058,493
250,000		United Health Group, Inc	4.880	02/15/13	268,634

		TOTAL INSURANCE CARRIERS			2,417,500

METAL MINING - 0.1%
200,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	219,130

		TOTAL METAL MINING			219,130

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MISCELLANEOUS RETAIL - 0.4%
$1,075,000		CVS Caremark Corp	3.250%	05/18/15	$1,091,939
300,000		Ferrellgas Partners LP	6.750	05/01/14	294,000
500,000		Staples, Inc	9.750	01/15/14	613,339

		TOTAL MISCELLANEOUS RETAIL			1,999,278

NONDEPOSITORY INSTITUTIONS - 2.2%
250,000		American Express Centurion Bank	5.550	10/17/12	268,729
1,250,000	g	American Honda Finance Corp	5.130	12/15/10	1,272,338
500,000	g	CDP Financial, Inc	3.000	11/25/14	504,607
1,000,000	i	Countrywide Financial Corp	0.800	05/07/12	976,431
300,000		Ford Motor Credit Co LLC	7.250	10/25/11	308,181
1,000,000		General Electric Capital Corp	2.800	01/08/13	1,011,104
500,000		General Electric Capital Corp	3.750	11/14/14	511,492
275,000		General Electric Capital Corp	3.500	06/29/15	274,759
1,250,000		HSBC Finance Corp	5.250	01/14/11	1,270,991
500,000		HSBC Finance Corp	4.750	07/15/13	523,705
500,000	g	Hutchison Whampoa International	4.630	09/11/15	521,718
172,000		International Lease Finance Corp	5.750	06/15/11	168,775
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	269,886
535,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	548,863
500,000	g	TNK-BP Finance S.A.	6.250	02/02/15	501,250

		TOTAL NONDEPOSITORY INSTITUTIONS			8,932,829

OIL AND GAS EXTRACTION - 0.9%
200,000		Baker Hughes, Inc	6.500	11/15/13	228,477
250,000		BJ Services Co	5.750	06/01/11	260,336
250,000		Cenovus Energy, Inc	4.500	0	267,047
500,000		Devon Energy Corp	5.630	01/15/14	555,016
225,000		Enterprise Products Operating LLC	4.600	08/01/12	235,322
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,160,726
500,000	g	Petroleos Mexicanos	4.880	03/15/15	517,500
250,000		XTO Energy, Inc	4.630	06/15/13	269,537

		TOTAL OIL AND GAS EXTRACTION			3,493,961

PAPER AND ALLIED PRODUCTS - 0.3%
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,101,186

		TOTAL PAPER AND ALLIED PRODUCTS			1,101,186

PETROLEUM AND COAL PRODUCTS - 0.6%
275,000		BP Capital Markets plc	3.630	05/08/14	235,304
500,000		BP Capital Markets plc	3.880	03/10/15	426,077
300,000		Chevron Corp	3.450	03/03/12	312,667
350,000		ConocoPhillips	4.600	01/15/15	382,358
75,000		Marathon Oil Corp	6.500	02/15/14	84,448
500,000		Shell International Finance BV	3.100	06/28/15	507,737
100,000		Statoil ASA	2.900	10/15/14	102,243
475,000		Valero Energy Corp	4.500	02/01/15	488,086

		TOTAL PETROLEUM AND COAL PRODUCTS			2,538,920

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PRIMARY METAL INDUSTRIES - 0.3%
$1,110,000		ArcelorMittal	5.380%	06/01/13	$1,167,387

		TOTAL PRIMARY METAL INDUSTRIES			1,167,387

PRINTING AND PUBLISHING - 0.3%
1,000,000		Thomson Corp	5.250	08/15/13	1,089,931

		TOTAL PRINTING AND PUBLISHING			1,089,931

RAILROAD TRANSPORTATION - 0.3%
1,000,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	1,053,363
200,000		Union Pacific Corp	5.130	02/15/14	218,808

		TOTAL RAILROAD TRANSPORTATION			1,272,171

SECURITY AND COMMODITY BROKERS - 1.8%
500,000		BlackRock, Inc	3.500	12/10/14	518,552
140,000		Franklin Resources, Inc	3.130	05/20/15	143,392
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	377,500
75,000		Goldman Sachs Group, Inc	3.630	08/01/12	76,403
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	686,331
260,000		Goldman Sachs Group, Inc	6.000	05/01/14	279,413
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	50
500,000		Merrill Lynch & Co, Inc	6.050	08/15/12	531,623
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	314,711
1,900,000		Morgan Stanley	3.250	12/01/11	1,968,616
1,000,000		Morgan Stanley	5.300	03/01/13	1,039,908
525,000		Morgan Stanley	6.000	05/13/14	556,283
150,000		Morgan Stanley	6.000	04/28/15	156,761
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	254,192
150,000		Nomura Holdings, Inc	5.000	03/04/15	158,501

		TOTAL SECURITY AND COMMODITY BROKERS			7,062,236

TOBACCO PRODUCTS - 0.1%
150,000		Philip Morris International, Inc	4.880	05/16/13	162,229
250,000		Philip Morris International, Inc	6.880	03/17/14	289,240

		TOTAL TOBACCO PRODUCTS			451,469

TRANSPORTATION BY AIR - 0.2%
1,000,000	g	Southwest Airlines Co	10.500	12/15/11	1,115,621

		TOTAL TRANSPORTATION BY AIR			1,115,621

TRANSPORTATION EQUIPMENT - 0.2%
250,000	g	Bombardier, Inc	8.000	11/15/14	259,375
550,000		Honeywell International, Inc	5.630	08/01/12	599,403

		TOTAL TRANSPORTATION EQUIPMENT			858,778

WHOLESALE TRADE-NONDURABLE GOODS - 0.6%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.130	01/15/15	732,778
1,000,000		McKesson Corp	6.500	02/15/14	1,142,594
250,000		New Albertsons, Inc	7.500	02/15/11	254,375

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			2,129,747

		TOTAL CORPORATE BONDS			$133,300,318

		(Cost $129,513,101)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 57.7%

AGENCY SECURITIES - 11.9%
		Federal Farm Credit Bank (FFCB)
$4,400,000		FFCB	2.630%	04/21/11	$4,477,788
1,000,000		FFCB	1.380	06/25/13	1,005,604
		Federal Home Loan Bank (FHLB)
1,200,000		FHLB	3.630	09/16/11	1,246,158
3,000,000		FHLB	1.880	06/21/13	3,059,124
		Federal Home Loan Mortgage Corp (FHLMC)
4,000,000		FHLMC	2.130	09/21/12	4,112,776
230,000		FHLMC	2.500	04/23/14	238,134
		Federal National Mortgage Association (FNMA)
250,000		FNMA	3.250	08/12/10	250,862
2,500,000		FNMA	1.380	04/28/11	2,519,878
3,000,000		FNMA	2.000	01/09/12	3,060,813
3,000,000		FNMA	0.880	01/12/12	3,010,161
2,000,000		FNMA	3.630	02/12/13	2,135,412
1,500,000		FNMA	1.750	05/07/13	1,527,402
1,500,000		FNMA	2.750	03/13/14	1,564,200
1,000,000		FNMA	2.500	05/15/14	1,032,338
2,000,000		FNMA	3.000	09/16/14	2,098,802
5,000,000		FNMA	2.630	11/20/14	5,167,564
2,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	1,928,740
7,000,000		Private Export Funding Corp	4.900	12/15/11	7,436,750
2,000,000		Private Export Funding Corp	3.550	04/15/13	2,129,282

		TOTAL AGENCY SECURITIES			48,001,788

FOREIGN GOVERNMENT BONDS - 5.5%
235,000	g	Belgium Government International Bond	2.880	09/15/14	237,278
750,000		Belgium Kingdom	2.750	03/05/15	747,723
1,000,000		Canada Government International Bond	2.380	09/10/14	1,026,365
1,100,000		Eksportfinans A/S	5.000	02/14/12	1,166,785
1,000,000		Export Development Canada	2.250	05/28/15	1,011,358
300,000		Export-Import Bank of Korea	8.130	01/21/14	343,198
325,000		Export-Import Bank of Korea	4.130	09/09/15	329,982
500,000		Hungary Government International Bond	4.750	02/03/15	496,033
1,500,000		International Finance Corp	5.130	05/02/11	1,553,754
500,000		Korea Development Bank	4.380	08/10/15	509,820
433,000	g	Korea Expressway Corp	4.500	03/23/15	443,222
500,000	g	Portugal Government International Bond	3.500	03/25/15	477,055
3,000,000		Province of British Columbia Canada	2.850	06/15/15	3,098,642
500,000		Province of Manitoba Canada	5.000	02/15/12	532,481
1,450,000		Province of Manitoba Canada	2.130	04/22/13	1,482,452
600,000		Province of Ontario Canada	3.130	09/08/10	602,893
2,000,000		Province of Ontario Canada	2.630	01/20/12	2,047,306
1,200,000		Province of Ontario Canada	4.100	06/16/14	1,290,479
700,000		Province of Ontario Canada	2.950	02/05/15	717,670

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,300,000		Province of Ontario Canada	2.700%	06/16/15	$1,311,106
791,000	g	Qatar Govt International Bond	4.000	01/20/15	812,753
500,000		Republic of Korea	5.750	04/16/14	545,096
700,000	g	Russian Foreign Bond-Eurobond	3.630	04/29/15	677,250
516,000		United Mexican States	5.880	02/17/14	566,052

		TOTAL FOREIGN GOVERNMENT BONDS			22,026,753

MORTGAGE BACKED - 0.3%
		Federal Home Loan Mortgage Corp (FHLMC)
224,059		FHLMC	5.130	10/15/15	227,970
		Federal Home Loan Mortgage Corp Gold (FGLMC)
67,201		FGLMC	6.000	12/01/17	73,127
315,908		FGLMC	5.500	01/01/19	343,129
288,752		FGLMC	5.500	01/01/19	313,634
		Federal National Mortgage Association (FNMA)
32,339		FNMA	5.000	06/01/13	33,285

		TOTAL MORTGAGE BACKED			991,145

U.S. TREASURY SECURITIES - 40.0%
500		United States Treasury Note	1.000	08/31/11	503
3,927,000		United States Treasury Note	1.000	09/30/11	3,953,998
12,000,000		United States Treasury Note	0.750	11/30/11	12,045,000
1,000,000		United States Treasury Note	1.000	12/31/11	1,007,305
21,211,000		United States Treasury Note	4.630	12/31/11	22,533,379
5,000,000		United States Treasury Note	1.000	03/31/12	5,037,900
60,000		United States Treasury Note	1.380	10/15/12	60,891
58,495,000		United States Treasury Note	1.130	06/15/13	58,727,811
7,395,000		United States Treasury Note	3.130	09/30/13	7,873,368
3,654,900		United States Treasury Note	2.750	10/31/13	3,846,497
14,949,000		United States Treasury Note	2.000	11/30/13	15,346,075
2,318,000		United States Treasury Note	1.880	04/30/14	2,359,833
45,000		United States Treasury Note	2.250	05/31/14	46,431
1,635,000		United States Treasury Note	2.630	06/30/14	1,709,214
7,990,000		United States Treasury Note	2.380	08/31/14	8,260,286
1,865,000		United States Treasury Note	2.380	10/31/14	1,924,156
4,175,000		United States Treasury Note	2.250	01/31/15	4,279,049
1,373,000		United States Treasury Note	2.500	04/30/15	1,421,806
7,472,000		United States Treasury Note	2.130	05/31/15	7,600,444
2,300,000		United States Treasury Note	1.880	06/30/15	2,308,804

		TOTAL U.S. TREASURY SECURITIES			160,342,750

		TOTAL GOVERNMENT BONDS			231,362,436

		(Cost $225,474,420)

STRUCTURED ASSETS - 3.5%

ASSET BACKED - 3.4%
230,520		Aames Mortgage Trust	6.900	06/25/32	168,864
		Series - 2002 1 (Class A3)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0
		Series - 2006 WMC1 (Class N1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	533,067
		Series - 2009 2A (Class A)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		CarMax Auto Owner Trust	3.750%	12/15/15	$204,235
		Series - 2010 1 (Class B)
182,192		Centex Home Equity	5.540	01/25/32	174,611
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	191,238
		Series - 2004 2 (Class 1M2)
337,182		Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	127,534
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	133,793
		Series - 2002 2 (Class MF2)
217,662		CIT Group Home Equity Loan Trust	6.830	06/25/33	12,268
		Series - 2002 2 (Class BF)
160,887	i	Countrywide Asset-Backed Certificates	0.460	06/25/21	130,266
		Series - 2006 S3 (Class A1)
200,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	189,931
		Series - 2006 15 (Class A2)
2,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	1,600,584
		Series - 2007 1A (Class AF3)
1,137,764		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	1,087,234
		Series - 2006 HLTV (Class A3)
2,000,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,405,646
		Series - 2006 HLTV (Class A4)
500,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	541,036
		Series - 2009 2A (Class A2)
86,968	i	Morgan Stanley ABS Capital I	0.270	01/25/37	84,543
		Series - 2007 HE2 (Class A2A)
500,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	272,454
		Series - 2006 3 (Class AF3)
4,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	3,625,264
		Series - 2006 HI2 (Class A3)
944,233		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	936,747
		Series - 2006 HI3 (Class A2)
1,300,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	1,137,999
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	160,413
		Series - 2006 HI1 (Class M2)
706,869		Saxon Asset Securities Trust	6.120	11/25/30	698,959
		Series - 2002 2 (Class AF6)
146,885	i	Securitized Asset Backed Receivables LLC Trust	0.500	03/25/36	137,196
		Series - 2006 NC2 (Class A2)
120,852	i	Wells Fargo Home Equity Trust	0.490	07/25/36	109,826
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			13,663,708

OTHER MORTGAGE BACKED - 0.1%
203,841		First Horizon Asset Securities, Inc	5.500	11/25/33	204,697
		Series - 2003 9 (Class 1A4)
122,199	i	GSR Mortgage Loan Trust	5.030	01/25/36	119,172
		Series - 2006 AR1 (Class 2A2)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 140,374	i	Structured Adjustable Rate Mortgage Loan Trust	6.050%	07/25/36	$139,784
		Series - 2006 6 (Class 2A1)

		TOTAL OTHER MORTGAGE BACKED			463,653

		TOTAL STRUCTURED ASSETS			14,127,361

		(Cost $17,489,410)

		TOTAL BONDS			378,790,115

		(Cost $372,476,931)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

AGENCY SECURITIES - 0.0%
15,738	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	5,351
55,841	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	18,986

		TOTAL AGENCY SECURITIES			24,337

		TOTAL PREFERRED STOCKS			24,337

		(Cost $1,789,475)

		TOTAL INVESTMENTS - 94.5%			378,814,452
		(Cost $374,266,406)
		OTHER ASSETS & LIABILITIES, NET - 5.5%			21,862,485

		NET ASSETS - 100.0%			$400,676,937

		Abbreviation(s):
		ABS - Asset-Based Security

	*	Non-income producing.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At June 30, 2010 the value of these securities amounted to $25,069,897 or 6.26% of net assets.
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	j	Zero coupon.
	n	In default.

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.8%

APPAREL AND ACCESSORY STORES - 0.3%
$1,842,499		Hanesbrands, Inc	5.250%	11/17/15	$1,844,138

		TOTAL APPAREL AND ACCESSORY STORES			1,844,138

BUSINESS SERVICES - 0.4%
2,970,720		IMS Health, Inc	5.250	02/26/16	2,946,954

		TOTAL BUSINESS SERVICES			2,946,954

CHEMICALS AND ALLIED PRODUCTS - 0.4%
2,992,462	i	Nalco Co	6.500	05/13/16	2,981,241

		TOTAL CHEMICALS AND ALLIED PRODUCTS			2,981,241

ELECTRIC, GAS, AND SANITARY SERVICES - 0.3%
2,139,500	i	Texas Competitive Electric Holdings Co LLC	3.980	10/10/14	1,579,486

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			1,579,486

SECURITY AND COMMODITY BROKERS - 0.4%
2,718,383	i	Nuveen Investments, Inc	3.450	11/13/14	2,259,656

		TOTAL SECURITY AND COMMODITY BROKERS			2,259,656

		TOTAL BANK LOAN OBLIGATIONS			11,611,475

		(Cost $11,231,747)

CORPORATE BONDS - 95.4%

AMUSEMENT AND RECREATION SERVICES - 4.5%
750,000	g	Harrahs Operating Co, Inc	12.750	04/15/18	716,250
2,915,000	g	Live Nation Entertainment, Inc	8.130	05/15/18	2,827,550
3,000,000		Mohegan Tribal Gaming Authority	6.130	02/15/13	2,430,000
5,310,000		Penn National Gaming, Inc	8.750	08/15/19	5,456,025
2,175,000	g	Pokagon Gaming Authority	10.380	06/15/14	2,251,125
1,425,000	g	Seminole Indian Tribe of Florida	7.800	10/01/20	1,305,115
1,750,000		Speedway Motorsports, Inc	6.750	06/01/13	1,745,625
2,500,000		Speedway Motorsports, Inc	8.750	06/01/16	2,625,000
2,000,000	g	Universal City Development Partners Ltd	10.880	11/15/16	2,040,000
6,750,000		WMG Acquisition Corp	7.380	04/15/14	6,429,374
1,000,000		WMG Acquisition Corp	9.500	06/15/16	1,065,000

		TOTAL AMUSEMENT AND RECREATION SERVICES			28,891,064

APPAREL AND ACCESSORY STORES - 0.5%
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,013,750
1,875,000		Limited Brands, Inc	7.000	05/01/20	1,889,063

		TOTAL APPAREL AND ACCESSORY STORES			2,902,813

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

APPAREL AND OTHER TEXTILE PRODUCTS - 0.7%
$2,750,000	g	Levi Strauss & Co	7.630%	05/15/20	$2,695,000
2,000,000		Phillips-Van Heusen Corp	7.380	05/15/20	2,017,500

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS			4,712,500

AUTO REPAIR, SERVICES AND PARKING - 1.3%
4,900,301	g	Avis Budget Car Rental LLC	9.630	03/15/18	4,949,304
3,150,000		Hertz Corp	8.880	01/01/14	3,189,375

		TOTAL AUTO REPAIR, SERVICES AND PARKING			8,138,679

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.9%
2,755,000		Asbury Automotive Group, Inc	8.000	03/15/14	2,720,563
3,000,000		AutoNation, Inc	6.750	04/15/18	2,955,000

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS			5,675,563

BUSINESS SERVICES - 4.9%
1,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	1,005,000
1,000,000		Interpublic Group of Cos, Inc	10.000	07/15/17	1,102,500
2,500,000		Iron Mountain, Inc	7.750	01/15/15	2,518,750
4,140,000		Lamar Media Corp	9.750	04/01/14	4,512,599
1,860,000		Lamar Media Corp	6.630	08/15/15	1,762,350
1,225,000	g	Lamar Media Corp	7.880	04/15/18	1,221,938
1,800,000		Lender Processing Services, Inc	8.130	07/01/16	1,894,500
3,000,000		Nielsen Finance LLC	10.000	08/01/14	3,067,500
1,081,000		Nielsen Finance LLC	12.500	08/01/16	1,029,653
150,000		Scientific Games Corp	6.250	12/15/12	147,375
860,000	g	Scientific Games Corp	7.880	06/15/16	842,800
1,000,000		Scientific Games Corp	9.250	06/15/19	1,022,500
6,500,000		Sungard Data Systems, Inc	9.130	08/15/13	6,605,625
875,000		Sungard Data Systems, Inc	10.630	05/15/15	935,156
2,825,000	g	TRANS UNION LLC	11.380	06/15/18	2,923,875

		TOTAL BUSINESS SERVICES			30,592,121

CHEMICALS AND ALLIED PRODUCTS - 5.9%
2,770,000		CF Industries, Inc	6.880	05/01/18	2,818,475
1,963,000		CF Industries, Inc	7.130	05/01/20	2,012,075
3,922,000	g	Georgia Gulf Corp	9.000	01/15/17	3,980,830
2,750,000	g	JohnsonDiversey, Inc	8.250	11/15/19	2,832,500
2,775,000	g	LBI ESCROW CORP	8.000	11/01/17	2,858,250
3,500,000	g	Mylan, Inc	7.630	07/15/17	3,570,000
7,000,000	g	Mylan, Inc	7.880	07/15/20	7,139,999
1,750,000		Nalco Co	8.250	05/15/17	1,811,250
1,933,000	g	Reichhold Industries, Inc	9.000	08/15/14	1,701,040
1,960,000		Solutia, Inc	8.750	11/01/17	2,038,400
4,000,000		Solutia, Inc	7.880	03/15/20	3,990,000
1,950,000	g	Valeant Pharmaceuticals International	7.630	03/15/20	2,301,000

		TOTAL CHEMICALS AND ALLIED PRODUCTS			37,053,819

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COAL MINING - 2.4%

$1,000,000	g	Arch Coal, Inc	8.750%	08/01/16	$1,042,500
3,050,000		Arch Western Finance LLC	6.750	07/01/13	3,057,625
4,200,000	g	Cloud Peak Energy Resources LLC	8.250	12/15/17	4,158,000
1,000,000	g	Cloud Peak Energy Resources LLC	8.500	12/15/19	995,000
4,840,000	g	Consol Energy, Inc	8.000	04/01/17	4,997,300
666,000	g	Drummond Co, Inc	9.000	10/15/14	669,330

		TOTAL COAL MINING			14,919,755

COMMUNICATIONS - 14.1%
1,835,000	g	Cablevision Systems Corp	8.630	09/15/17	1,871,700
2,300,000		Cablevision Systems Corp	8.000	04/15/20	2,328,750
1,000,000	g	CC Holdings GS V LLC	7.750	05/01/17	1,057,500
875,000	g	CCO Holdings LLC	8.130	04/30/20	894,688
1,530,000		Citizens Communications Co	7.130	03/15/19	1,415,250
350,000	g	Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	348,250
1,450,000	g	Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	1,457,250
6,750,000	g	Clearwire Communications LLC	12.000	12/01/15	6,690,938
2,000,000		Cricket Communications, Inc	7.750	05/15/16	2,040,000
2,000,000		Crown Castle International Corp	9.000	01/15/15	2,115,000
9,960,000		DISH DBS Corp	7.880	09/01/19	10,358,400
2,000,000		Echostar DBS Corp	6.630	10/01/14	2,000,000
500,000	g	Gray Television, Inc	10.500	06/29/15	485,000
3,453,125	o	Intelsat Bermuda Ltd	11.500	02/04/17	3,444,492
4,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	4,260,000
5,000,000	g	Intelsat Jackson Holdings Ltd	8.500	11/01/19	5,050,000
2,330,000	g	MTS International Funding Ltd	8.630	06/22/20	2,410,385
6,700,000	g	New Communications Holdings	7.880	04/15/15	6,750,250
3,000,000	g	Nexstar Broadcasting, Inc	8.880	04/15/17	3,015,000
2,000,000	g	Qwest Communications International, Inc	7.130	04/01/18	1,995,000
625,000	g	SBA Telecommunications, Inc	8.000	08/15/16	646,875
465,000	g	SBA Telecommunications, Inc	8.250	08/15/19	489,413
10,724,000		Sprint Capital Corp	6.900	05/01/19	9,705,220
750,000		Sprint Capital Corp	6.880	11/15/28	622,500
4,500,000		Sprint Capital Corp	8.750	03/15/32	4,297,500
9,940,000		Virgin Media Finance plc	9.500	08/15/16	10,499,124
2,500,000		Windstream Corp	7.880	11/01/17	2,440,625

		TOTAL COMMUNICATIONS			88,689,110

DEPOSITORY INSTITUTIONS - 3.7%
1,750,000	i	Bank of America Corp	8.000	12/30/49	1,690,378
3,500,000	i	Bank of America Corp	8.130	12/30/49	3,380,755
2,500,000		CIT Group, Inc	7.000	05/01/14	2,356,250
2,000,000		CIT Group, Inc	7.000	05/01/15	1,845,000
4,500,000		CIT Group, Inc	7.000	05/01/16	4,049,999
3,000,000		CIT Group, Inc	7.000	05/01/17	2,737,500
3,000,000	i	CITIGROUP CAPITAL XXI	8.300	12/21/57	2,921,814
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	2,679,898
2,135,000	g,i	Standard Chartered plc	6.410	12/30/49	1,865,025

		TOTAL DEPOSITORY INSTITUTIONS			23,526,619

EATING AND DRINKING PLACES - 0.7%
1,000,000		Aramark	8.500	02/01/15	1,010,000

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,200,000		Wendys	10.000%	07/15/16	$3,328,000

		TOTAL EATING AND DRINKING PLACES			4,338,000

ELECTRIC, GAS, AND SANITARY SERVICES - 6.8%
473,000	g	AES Corp	8.750	05/15/13	480,095
3,813,000		AES Corp	7.750	03/01/14	3,879,728
1,500,000		AES Corp	8.000	10/15/17	1,515,000
3,000,000		Crosstex Energy, Inc	8.880	02/15/18	2,996,250
2,200,000	g	Dubai Electricity & Water Authority	8.500	04/22/15	2,241,347
3,000,000		Dynegy Holdings, Inc	7.500	06/01/15	2,373,750
1,000,000		El Paso Corp	12.000	12/12/13	1,152,500
3,750,000		El Paso Corp	8.250	02/15/16	3,928,125
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	2,045,000
4,750,000	g	Niska Gas Storage	8.880	03/15/14	4,821,250
2,750,000		NRG Energy, Inc	7.250	02/01/14	2,787,813
1,620,000		NRG Energy, Inc	7.380	02/01/16	1,611,900
2,000,000		NRG Energy, Inc	8.500	06/15/19	2,032,500
2,100,000		Reliant Energy, Inc	7.630	06/15/14	2,068,500
5,327,000		Sabine Pass LNG LP	7.250	11/30/13	4,794,299
4,526,000		Sabine Pass LNG LP	7.500	11/30/16	3,767,895

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			42,495,952

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.7%
4,300,000	g	Spectrum Brands, Inc	9.500	06/15/18	4,434,375

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			4,434,375

FABRICATED METAL PRODUCTS - 1.1%
1,120,000		Ball Corp	7.130	09/01/16	1,171,800
1,000,000		Ball Corp	6.630	03/15/18	1,002,500
480,000		Ball Corp	7.380	09/01/19	499,200
1,000,000		Crown Americas LLC	7.750	11/15/15	1,037,500
2,540,000	g	Crown Americas LLC	7.630	05/15/17	2,628,900
1,000,000		Silgan Holdings, Inc	7.250	08/15/16	1,025,000

		TOTAL FABRICATED METAL PRODUCTS			7,364,900

FOOD AND KINDRED PRODUCTS - 3.0%
4,015,000		Constellation Brands, Inc	8.380	12/15/14	4,275,975
2,000,000	g	Del Monte Corp	7.500	10/15/19	2,045,000
6,000,000	g	Marfrig Overseas Ltd	9.500	05/04/20	5,880,000
2,720,000	g	Smithfield Foods, Inc	10.000	07/15/14	3,012,400
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	1,560,470
2,500,000		TreeHouse Foods, Inc	7.750	03/01/18	2,593,750

		TOTAL FOOD AND KINDRED PRODUCTS			19,367,595

FOOD STORES - 1.8%
3,100,000		Couche-Tard US LP	7.500	12/15/13	3,115,500
3,350,000		Ingles Markets, Inc	8.880	05/15/17	3,408,625
2,526,000		Stater Brothers Holdings	7.750	04/15/15	2,519,685
2,720,000	g	Susser Holdings LLC	8.500	05/15/16	2,720,000

		TOTAL FOOD STORES			11,763,810

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 0.2%
$1,400,000	g	Aspect Software, Inc	10.630%	05/15/17	$1,400,000

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES			1,400,000

GENERAL MERCHANDISE STORES - 1.5%
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,246,313
3,000,000		JC Penney Corp, Inc	6.380	10/15/36	2,835,000
5,500,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	5,513,749

		TOTAL GENERAL MERCHANDISE STORES			9,595,062

HEALTH SERVICES - 5.5%
5,000,000	g	Apria Healthcare Group, Inc	11.250	11/01/14	5,324,999
2,265,000	g	Apria Healthcare Group, Inc	12.380	11/01/14	2,417,888
7,750,000		CHS	8.880	07/15/15	7,992,187
747,000		DaVita, Inc	6.630	03/15/13	747,934
1,850,000		DaVita, Inc	7.250	03/15/15	1,850,000
2,200,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	2,384,250
2,860,000		HCA, Inc	9.130	11/15/14	2,992,275
3,155,000	o	HCA, Inc	9.630	11/15/16	3,375,850
150,000		HCA, Inc	9.880	02/15/17	161,250
4,000,000		HCA, Inc	8.500	04/15/19	4,240,000
1,500,000		HCA, Inc	7.880	02/15/20	1,543,125
900,000		HCA, Inc	7.500	11/06/33	769,500
1,000,000		US Oncology, Inc	9.130	08/15/17	1,027,500

		TOTAL HEALTH SERVICES			34,826,758

HOLDING AND OTHER INVESTMENT OFFICES - 0.8%
1,750,000		Developers Diversified Realty Corp	7.500	04/01/17	1,717,424
3,500,000	g	DuPont Fabros Technology LP	8.500	12/15/17	3,587,500

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			5,304,924

HOTELS AND OTHER LODGING PLACES - 1.3%
4,150,000		Ameristar Casinos, Inc	9.250	06/01/14	4,347,125
2,040,000		MGM Mirage	10.380	05/15/14	2,218,500
1,500,000	g	MGM Mirage	9.000	03/15/20	1,541,250

		TOTAL HOTELS AND OTHER LODGING PLACES			8,106,875

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.1%
1,580,000	g	Brocade Communications Systems, Inc	6.630	01/15/18	1,568,150
2,500,000	g	Case New Holland, Inc	7.880	12/01/17	2,518,750
3,000,000	g	Seagate Technology International	6.880	05/01/20	2,850,000

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			6,936,900

INSTRUMENTS AND RELATED PRODUCTS - 0.7%
4,500,000		Boston Scientific Corp	6.000	01/15/20	4,467,722

		TOTAL INSTRUMENTS AND RELATED PRODUCTS			4,467,722

INSURANCE CARRIERS - 0.9%
1,975,000		American Financial Group, Inc	9.880	06/15/19	2,362,341
4,000,000	i	American International Group, Inc	8.180	05/15/58	3,160,000

		TOTAL INSURANCE CARRIERS			5,522,341

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

JUSTICE, PUBLIC ORDER AND SAFETY - 0.4%
$2,500,000		Corrections Corp of America	7.750%	06/01/17	$2,593,750

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY			2,593,750

LEGAL SERVICES - 0.3%
1,000,000		FTI Consulting, Inc	7.630	06/15/13	1,000,000
649,000		FTI Consulting, Inc	7.750	10/01/16	655,490

		TOTAL LEGAL SERVICES			1,655,490

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.4%
5,000,000	g	Reynolds Group Issuer, Inc	7.750	10/15/16	4,887,500
3,530,000	g	Reynolds Group Issuer, Inc	8.500	05/15/18	3,463,813

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			8,351,313

MISCELLANEOUS RETAIL - 1.5%
1,198,000		Ferrellgas Partners LP	6.750	05/01/14	1,174,040
1,440,000	g	Ferrellgas Partners LP	9.130	10/01/17	1,501,200
1,000,000	g	QVC, Inc	7.130	04/15/17	980,000
2,600,000	g	QVC, Inc	7.500	10/01/19	2,554,500
1,600,000		Rite Aid Corp	10.380	07/15/16	1,614,000
1,500,000		Rite Aid Corp	7.500	03/01/17	1,327,500

		TOTAL MISCELLANEOUS RETAIL			9,151,240

MOTION PICTURES - 0.5%
3,000,000		AMC Entertainment, Inc	8.750	06/01/19	3,015,000

		TOTAL MOTION PICTURES			3,015,000

NONDEPOSITORY INSTITUTIONS - 6.9%
2,000,000		American General Finance Corp	5.380	10/01/12	1,810,000
5,160,000		American General Finance Corp	6.900	12/15/17	4,108,650
4,882,000		Ford Motor Credit Co LLC	7.000	10/01/13	4,977,989
1,750,000		Ford Motor Credit Co LLC	7.000	04/15/15	1,731,048
875,000		Ford Motor Credit Co LLC	12.000	05/15/15	1,012,901
2,000,000		Ford Motor Credit Co LLC	8.000	12/15/16	2,045,182
4,000,000		Ford Motor Credit Co LLC	8.130	01/15/20	4,082,768
2,000,000		GMAC, Inc	6.630	05/15/12	2,000,000
1,000,000		GMAC, Inc	6.750	12/01/14	967,500
2,000,000	g	GMAC, Inc	8.300	02/12/15	2,025,000
5,000,000	g	GMAC, Inc	8.000	03/15/20	4,887,500
2,000,000		GMAC, Inc	8.000	11/01/31	1,845,000
3,825,000		International Lease Finance Corp	5.630	09/20/13	3,452,063
1,250,000		International Lease Finance Corp	6.630	11/15/13	1,159,375
4,000,000	g	International Lease Finance Corp	8.630	09/15/15	3,790,000
4,000,000	g	International Lease Finance Corp	8.750	03/15/17	3,790,000

		TOTAL NONDEPOSITORY INSTITUTIONS			43,684,976

OIL AND GAS EXTRACTION - 5.6%
2,000,000		Atlas Energy Operating Co LLC	12.130	08/01/17	2,210,000
5,550,000		Atlas Energy Operating Co LLC	10.750	02/01/18	5,917,687
1,000,000		Chesapeake Energy Corp	7.630	07/15/13	1,050,000

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Chesapeake Energy Corp	9.500%	02/15/15	$276,250
2,000,000		Chesapeake Energy Corp	7.250	12/15/18	2,065,000
4,375,000		Chesapeake Energy Corp	6.880	11/15/20	4,413,281
2,276,000		Cimarex Energy Co	7.130	05/01/17	2,287,380
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,120,000
1,652,000		Ferrellgas Escrow LLC	6.750	05/01/14	1,618,960
2,800,000		Newfield Exploration Co	6.880	02/01/20	2,716,000
1,600,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,824,000
1,500,000		Pioneer Natural Resources Co	6.880	05/01/18	1,506,269
1,375,000		Plains Exploration & Production Co	7.000	03/15/17	1,313,125
800,000		Plains Exploration & Production Co	8.630	10/15/19	810,000
1,233,000		Range Resources Corp	7.500	05/15/16	1,243,789
1,750,000		Range Resources Corp	7.500	10/01/17	1,765,313
250,000		Range Resources Corp	7.250	05/01/18	249,375
1,900,000		Southwestern Energy Co	7.500	02/01/18	2,018,750

		TOTAL OIL AND GAS EXTRACTION			35,405,179

PAPER AND ALLIED PRODUCTS - 2.5%
1,900,000	g	Fibria Overseas Finance Ltd	7.500	05/04/20	1,928,500
4,000,000		Georgia-Pacific LLC	8.880	05/15/31	4,350,000
1,260,000		Greif, Inc	6.750	02/01/17	1,236,375
1,900,000		Greif, Inc	7.750	08/01/19	1,957,000
2,650,000	g	Sappi Papier Holding AG.	6.750	06/15/12	2,590,375
4,000,000		Verso Paper Holdings LLC	9.130	08/01/14	3,820,000

		TOTAL PAPER AND ALLIED PRODUCTS			15,882,250

PERSONAL SERVICES - 0.4%
2,400,000		Mac-Gray Corp	7.630	08/15/15	2,310,000

		TOTAL PERSONAL SERVICES			2,310,000

PRIMARY METAL INDUSTRIES - 1.7%
1,760,000		AK Steel Corp	7.630	05/15/20	1,707,200
272,000		Steel Dynamics, Inc	6.750	04/01/15	273,020
2,250,000	g	Steel Dynamics, Inc	7.630	03/15/20	2,238,750
3,600,000		Texas Industries, Inc	7.250	07/15/13	3,483,000
3,000,000		United States Steel Corp	7.380	04/01/20	2,966,250

		TOTAL PRIMARY METAL INDUSTRIES			10,668,220

PRINTING AND PUBLISHING - 0.5%
640,000	g	American Achievement Corp	8.250	04/01/12	635,200
2,700,000		Cenveo Corp	8.880	02/01/18	2,592,000

		TOTAL PRINTING AND PUBLISHING			3,227,200

RAILROAD TRANSPORTATION - 0.3%
1,560,000	g	Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	1,614,600

		TOTAL RAILROAD TRANSPORTATION			1,614,600

REAL ESTATE - 0.3%
1,750,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	1,793,750

		TOTAL REAL ESTATE			1,793,750

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SECURITY AND COMMODITY BROKERS - 0.4%
$3,143,000		Nuveen Investments, Inc	10.500%	11/15/15	$2,734,410

		TOTAL SECURITY AND COMMODITY BROKERS			2,734,410

SOCIAL SERVICES - 0.4%
2,780,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	2,557,600

		TOTAL SOCIAL SERVICES			2,557,600

STONE, CLAY, AND GLASS PRODUCTS - 0.7%
4,250,000	g	Cemex SAB de C.V.	9.500	12/14/16	4,101,250

		TOTAL STONE, CLAY, AND GLASS PRODUCTS			4,101,250

TRANSPORTATION BY AIR - 0.6%
1,000,000		Bristow Group, Inc	6.130	06/15/13	985,000
3,278,000		Bristow Group, Inc	7.500	09/15/17	3,130,490

		TOTAL TRANSPORTATION BY AIR			4,115,490

TRANSPORTATION EQUIPMENT - 1.1%
1,000,000	g	Bombardier, Inc	8.000	11/15/14	1,037,500
2,000,000	g	Bombardier, Inc	7.500	03/15/18	2,060,000
1,500,000		Ford Motor Co	7.450	07/16/31	1,353,750
875,000		Lear Corp	7.880	03/15/18	877,188
1,250,000	g	TRW Automotive, Inc	8.880	12/01/17	1,287,500

		TOTAL TRANSPORTATION EQUIPMENT			6,615,938

WATER TRANSPORTATION - 0.0%
77,000		Hornbeck Offshore Services, Inc	8.000	09/01/17	68,530

		TOTAL WATER TRANSPORTATION			68,530

WHOLESALE TRADE-DURABLE GOODS - 2.3%
4,000,000	g	Ace Hardware Corp	9.130	06/01/16	4,190,000
7,002,000	g	McJunkin Red Man Corp	9.500	12/15/16	6,791,939
875,000	g	Rearden G Holdings Eins	7.880	03/30/20	883,750
1,000,000		Russel Metals, Inc	6.380	03/01/14	962,500
1,900,000		Ryerson, Inc	12.000	11/01/15	1,942,750

		TOTAL WHOLESALE TRADE-DURABLE GOODS			14,770,939

WHOLESALE TRADE-NONDURABLE GOODS - 2.6%
1,640,000		AmeriGas Partners LP	7.130	05/20/16	1,631,800
2,775,000	g	Ineos Group Holdings PLC	9.000	05/15/15	2,768,063
850,000		Inergy LP	6.880	12/15/14	837,250
1,500,000		Inergy LP	8.750	03/01/15	1,526,250
2,750,000		Inergy LP	8.250	03/01/16	2,784,375
5,050,000		SuperValu, Inc	7.500	11/15/14	5,050,000
1,885,000		SuperValu, Inc	8.000	05/01/16	1,866,150

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			16,463,888

		TOTAL CORPORATE BONDS			601,808,270

		(Cost $585,564,554)

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		TOTAL INVESTMENTS - 97.2%			613,419,745
		(Cost $596,796,301)
		OTHER ASSETS & LIABILITIES, NET - 2.8%			17,453,338

		NET ASSETS - 100.0%			$630,873,083

	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
		At June 30, 2010 the value of these securities amounted to $213,129,424 or 33.78% of net assets.
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	o	Payment in Kind Bond.

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 98.0%

ALABAMA - 1.7%
$ 1,000,000		Alabama Public School & College Authority	5.000%	05/01/19	$1,147,250
1,970,000		Courtland Industrial Development Board	5.000	11/01/13	2,083,295
1,785,000		Southeast Alabama Gas District	5.000	06/01/18	1,871,519

		TOTAL ALABAMA			5,102,064

ALASKA - 0.8%
560,000		Alaska Railroad Corp	5.250	08/01/16	622,535
1,445,000		Borough of North Slope AK	5.500	06/30/18	1,708,771

		TOTAL ALASKA			2,331,306

ARIZONA - 2.0%
1,010,000		Arizona School Facilities Board	5.750	09/01/18	1,168,368
2,000,000		City of Tucson AZ	5.000	07/01/20	2,296,420
1,000,000		Scottsdale Municipal Property Corp	5.000	07/01/24	1,144,480
1,260,000		Tucson AZ	5.250	07/01/14	1,404,358

		TOTAL ARIZONA			6,013,626

ARKANSAS - 1.1%
1,600,000		Arkansas Development Finance Authority	5.500	12/01/18	1,908,208
1,225,000		North Little Rock AR	6.500	07/01/15	1,370,947

		TOTAL ARKANSAS			3,279,155

CALIFORNIA - 10.7%
1,000,000	i	California Pollution Control Financing Authority, AMT	5.130	11/01/23	997,540
2,000,000		California State Department of Water Resources	5.000	05/01/20	2,265,160
2,000,000		County of San Bernardino CA	5.250	08/01/19	2,129,020
20,000		Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	20,423
4,170,000		East Side Union High School District-Santa Clara County	5.250	02/01/23	4,544,366
2,150,000		Los Angeles Unified School District, COP	5.000	10/01/17	2,285,192
440,000		Metropolitan Water District of Southern California	5.750	07/01/21	531,366
635,000		Sacramento City Financing Authority	5.400	11/01/20	679,018
9,550,000		State of California	5.250	02/01/20	10,344,533
175,000		State of California	5.000	11/01/24	180,175
185,000		State of California	5.000	12/01/24	189,941
4,165,000		Vallejo City Unified School District	5.900	02/01/18	4,446,159
511,000		Vallejo Sanitation & Flood Control District, COP	5.000	07/01/19	513,427
3,160,000		West Contra Costa Unified School District	5.700	02/01/21	3,520,916

		TOTAL CALIFORNIA			32,647,236

COLORADO - 1.4%
1,645,000		Colorado State Higher Education	5.000	11/01/25	1,778,903
1,000,000		Denver City & County School District No	5.500	12/01/23	1,208,890
1,000,000		Jefferson County Colorado School District	5.000	12/15/23	1,162,060
120,000		Vista Ridge Metropolitan District, GO	4.130	12/01/16	109,732

		TOTAL COLORADO			4,259,585

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

CONNECTICUT - 0.4%
$ 905,000	Connecticut Municipal Electric Energy Cooperative, ETM	7.000%	01/01/15	$1,085,873

	TOTAL CONNECTICUT			1,085,873

DELAWARE - 0.4%
1,000,000	State of Delaware	5.000	10/01/25	1,181,120

	TOTAL DELAWARE			1,181,120

DISTRICT OF COLUMBIA - 0.2%
635,000	District of Columbia, COP	5.250	01/01/14	692,283

	TOTAL DISTRICT OF COLUMBIA			692,283

FLORIDA - 8.5%
1,985,000	Broward County School Board, COP	5.250	07/01/16	2,182,012
1,950,000	City of Jacksonville FL	5.000	10/01/19	2,176,353
512,000	City of Lakeland FL, ETM	5.750	10/01/19	568,586
1,190,000	County of Brevard FL	5.000	07/01/16	1,248,905
1,365,000	County of Broward FL	5.000	01/01/21	1,557,574
1,000,000	County of Miami-Dade FL	5.000	07/01/17	1,133,290
2,000,000	County of Orange FL	5.000	10/01/21	2,226,130
2,120,000	County of Seminole FL	5.250	10/01/24	2,387,014
1,600,000	First Governmental Financing Commission	5.500	07/01/15	1,793,408
2,200,000	Florida Department of Transportation	5.000	07/01/18	2,482,920
1,135,000	Florida State Board of Education	5.000	07/01/14	1,276,421
1,000,000	Florida State Department of Management Services	5.000	08/01/18	1,119,550
3,725,000	Lake County School Board, COP	5.250	06/01/17	4,050,514
1,000,000	Tampa Bay Water Fl Utility System Revenue	5.500	10/01/21	1,175,270
535,000	Town of Jupiter FL	5.500	07/01/21	627,095

	TOTAL FLORIDA			26,005,042

GEORGIA - 2.3%
440,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	499,369
1,895,000	City of Atlanta GA	5.500	11/01/13	2,137,524
2,195,000	Metropolitan Atlanta Rapid Transit Authority	5.250	07/01/26	2,552,857
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	564,413
1,000,000	State of Georgia	5.000	07/01/21	1,192,200

	TOTAL GEORGIA			6,946,363

ILLINOIS - 5.0%
4,625,000	Chicago Board of Education	6.000	01/01/20	5,239,629
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,095,110
1,000,000	Chicago State University	5.500	12/01/23	1,047,550
2,500,000	Chicago Transit Authority	5.500	06/01/18	2,794,925
1,005,000	City of Chicago IL	5.000	12/01/15	1,153,114
470,000	Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	536,858
	Cook-Kane Lake & Mchenry Counties Community College District
250,000	No 512	5.000	12/01/18	289,300
200,000	Illinois Municipal Electric Agency	5.250	02/01/17	221,738
	Madison-Bond Etc Counties Community Unit School District No 5,
100,000	GO	5.000	02/01/19	100,550
2,505,000	State of Illinois	6.250	12/15/20	2,815,359

	TOTAL ILLINOIS			15,294,133

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

INDIANA - 5.1%
$ 770,000		Franklin Community Multi-School Building Corp	5.000%	07/15/22	$846,792
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	1,146,860
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	1,730,870
2,120,000		Indiana Bond Bank	5.250	04/01/19	2,407,302
320,000		Indiana State Finance Authority Revenue	5.000	02/01/15	365,930
200,000		Indianapolis Airport Authority	5.100	01/15/17	209,946
5,180,000		Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	5,807,727
800,000		Lawrence Township School Building Corp	5.000	07/10/19	875,864
515,000		New Albany Floyd County School Building Corp	5.000	07/15/15	574,410
1,225,000		South Bend Redevelopment Authority	5.750	08/15/18	1,425,435

		TOTAL INDIANA			15,391,136

LOUISIANA - 1.0%
2,000,000		City of New Orleans LA, GO	5.500	12/01/21	2,105,440
820,000		Desoto Parish LA	5.000	10/01/12	860,442

		TOTAL LOUISIANA			2,965,882

MASSACHUSETTS - 3.2%
3,250,000		Commonwealth of Massachusetts	5.250	09/01/22	3,870,065
1,350,000		Massachusetts Bay Transportation Authority	5.000	07/01/24	1,562,706
270,000		Massachusetts Housing Finance Agency	4.700	12/01/16	281,578
3,500,000		Massachusetts St. Water Pollution Abatement	5.000	08/01/21	4,119,010

		TOTAL MASSACHUSETTS			9,833,359

MICHIGAN - 5.6%
1,405,000		Caledonia Community Schools, GO	5.000	05/01/15	1,585,290
900,000		City of Detroit MI	6.500	07/01/15	1,002,753
3,030,000		Detroit City School District	6.000	05/01/20	3,454,675
2,405,000	i	Detroit MI	5.500	07/01/32	2,523,670
450,000		Forest Hills Public Schools, GO	5.000	05/01/15	510,390
1,450,000		L’Anse Creuse Public Schools, GO	5.000	05/01/15	1,635,354
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	1,096,812
1,570,000	h	Michigan State Housing Development Authority	5.000	04/01/16	1,597,349
395,000		New Haven Community Schools, GO	5.250	05/01/16	447,981
1,685,000		State of Michigan	5.250	05/15/18	1,962,628
1,050,000		Wayne County Airport Authority	5.000	12/01/17	1,096,809

		TOTAL MICHIGAN			16,913,711

MINNESOTA - 0.4%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	1,163,060

		TOTAL MINNESOTA			1,163,060

MISSISSIPPI - 1.4%
920,000		County of Lowndes MS	6.700	04/01/22	1,013,278
3,090,000		Mississippi Development Bank Special Obligation	5.000	11/01/17	3,356,687

		TOTAL MISSISSIPPI			4,369,965

MISSOURI - 1.0%
		Missouri State Environmental Improvement & Energy Resources
1,200,000		Authority	5.500	07/01/12	1,313,664
1,640,000		St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	1,809,609

		TOTAL MISSOURI			3,123,273

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

NEBRASKA - 0.9%
$ 2,000,000		Central Plains Energy Project	5.000%	12/01/15	$2,033,300
605,000		Nebraska Investment Finance Authority	5.900	09/01/24	605,788

		TOTAL NEBRASKA			2,639,088

NEW JERSEY - 4.1%
25,000		Garden State Preservation Trust	5.130	11/01/18	29,005
1,690,000		New Jersey Economic Development Authority	5.380	06/15/14	1,853,369
1,115,000		New Jersey Environmental Infrastructure Trust	5.250	09/01/21	1,347,734
215,000		New Jersey State Turnpike Authority	6.500	01/01/16	253,627
1,500,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/19	1,690,184
1,025,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,150,214
1,000,000		New Jersey Transportation Trust Fund Authority	5.750	06/15/23	1,169,900
2,430,000		Newark Housing Authority	5.250	01/01/22	2,723,075
2,000,000		State of New Jersey	5.250	08/01/22	2,363,740

		TOTAL NEW JERSEY			12,580,848

NEW YORK - 3.7%
310,000		East Rochester Housing Authority	4.200	08/15/17	322,496
195,000		Lackawanna Housing Authority	5.000	09/01/16	217,452
1,000,000		Metropolitan Transportation Authority	5.250	11/15/20	1,125,900
7,490,000	h	New York State Dormitory Authority	5.000	02/15/24	8,065,189
130,000		New York State Thruway Authority	5.500	04/01/12	140,630
1,100,000		New York State Urban Development Corp	5.000	03/15/18	1,272,139

		TOTAL NEW YORK			11,143,806

NORTH CAROLINA - 1.3%
1,000,000		County of New Hanover NC	5.000	12/01/20	1,185,420
1,190,000		North Carolina Eastern Municipal Power Agency	5.000	01/01/21	1,414,839
40,000		North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/11	41,023
1,170,000		Pitt County NC, ETM	5.250	12/01/21	1,286,918

		TOTAL NORTH CAROLINA			3,928,200

OHIO - 4.7%
1,095,000		Buckeye Tobacco Settlement Financing Authority	5.000	06/01/15	1,124,620
3,445,000		Cincinnati City School District	5.250	12/01/24	3,940,204
1,000,000		Ohio Air Quality Development Authority	5.630	06/01/18	1,084,450
1,300,000		Ohio State Water Development Authority	5.500	06/01/22	1,581,034
25,000		Ohio State Water Development Authority, ETM	6.000	12/01/16	27,931
6,150,000		State of Ohio	5.000	05/01/17	6,518,988

		TOTAL OHIO			14,277,227

OKLAHOMA - 0.1%
155,000		Grand River Dam Authority	5.500	06/01/13	168,801

		TOTAL OKLAHOMA			168,801

OREGON - 0.1%
250,000		Oregon State Housing & Community Services Department	5.650	07/01/28	250,065

		TOTAL OREGON			250,065

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

PENNSYLVANIA - 4.2%
$ 1,390,000		Allegheny County Hospital Development Authority	5.630%	08/15/26	$1,536,985
1,580,000		Carbon County Hospital Authority	5.400	11/15/14	1,650,626
3,160,000		Commonwealth of Pennsylvania	5.000	02/15/19	3,710,252
970,000		Pennsylvania Economic Development Financing Authority	6.250	11/01/31	936,449
1,575,000		Philadelphia Authority for Industrial Development	4.250	09/01/19	1,443,738
2,025,000		Philadelphia School District, GO	5.000	06/01/24	2,130,867
1,145,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	1,252,827

		TOTAL PENNSYLVANIA			12,661,744

PUERTO RICO - 6.7%
3,575,000		Commonwealth of Puerto Rico	5.250	07/01/16	3,881,700
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	1,323,563
1,215,000		Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	1,303,051
5,300,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	5,718,697
3,670,000	i	Puerto Rico Public Buildings Authority	5.500	07/01/13	3,851,054
4,090,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	4,239,280

		TOTAL PUERTO RICO			20,317,345

RHODE ISLAND - 0.8%
715,000		Providence Housing Authority	5.000	09/01/17	764,349
1,590,000		Rhode Island State & Providence Plantations, COP	5.000	10/01/16	1,806,008

		TOTAL RHODE ISLAND			2,570,357

SOUTH CAROLINA - 1.1%
385,000		County of Greenville SC, COP	5.000	04/01/17	387,641
315,000		County of Richland SC	4.600	09/01/12	332,234
150,000		Georgetown County SC	5.700	04/01/14	165,827
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,256,505
1,000,000		Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,074,450

		TOTAL SOUTH CAROLINA			3,216,657

SOUTH DAKOTA - 0.2%
500,000		State of South Dakota	6.700	09/01/17	595,120

		TOTAL SOUTH DAKOTA			595,120

TENNESSEE - 2.9%
125,000		Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	125,816
1,000,000		County of Williamson TN	5.000	04/01/24	1,175,590
1,000,000		Memphis-Shelby County Airport Authority	5.630	07/01/20	1,065,650
		Metropolitan Government Nashville & Davidson County Health &
1,500,000		Educational Facs Bd	6.000	12/01/16	1,655,370
4,800,000		Tennessee Energy Acquisition Corp	5.000	09/01/11	4,881,693

		TOTAL TENNESSEE			8,904,119

TEXAS - 11.1%
3,230,000		Alliance Airport Authority, AMT	4.850	04/01/21	3,247,442
970,000		Bexar Metropolitan Water District	5.000	05/01/17	1,049,589
3,450,000	i	Brazos River Authority	5.750	05/01/36	3,407,206
2,895,000		County of Harris TX	5.000	08/15/16	3,351,297
1,000,000		County of Montgomery TX	5.000	03/01/20	1,129,800

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

$ 500,000		Dallas-Fort Worth International Airport Facilities Improvement Corp	5.000%	11/01/19	$554,980
500,000		Guadalupe-Blanco River Authority	5.250	04/15/19	527,530
1,935,000		Harris County Flood Control District	5.000	10/01/14	2,294,051
1,295,000		Lower Colorado River Authority	6.000	01/01/17	1,575,212
2,420,000	i	Matagorda County Navigation District No	5.150	11/01/29	2,402,892
220,000		North Central Texas Health Facility Development Corp	5.500	06/01/21	262,660
1,500,000		North East Independent School District	5.250	02/01/26	1,773,255
3,500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	3,612,816
3,520,000	i	Sabine River Authority	6.450	06/01/21	2,273,538
275,000		Tarrant County Health Facilities Development Corp	6.000	09/01/24	338,995
1,035,000		Texas A&M University	5.000	07/01/25	1,205,620
2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	6.250	12/15/26	2,604,575
2,000,000		University of Texas	5.250	07/01/26	2,374,240

		TOTAL TEXAS			33,985,698

VERMONT - 0.3%
880,000		Vermont Housing Finance Agency, AMT	5.500	11/01/21	883,643

		TOTAL VERMONT			883,643

VIRGINIA - 1.7%
320,000		Tobacco Settlement Financing Corp	5.500	06/01/26	354,957
4,050,000		Virginia College Building Authority	5.000	02/01/23	4,687,294

		TOTAL VIRGINIA			5,042,251

WASHINGTON - 1.5%
200,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	209,777
3,150,000		Port of Seattle WA	5.500	09/01/17	3,603,285
600,000		Washington Economic Development Finance Authority	5.000	06/01/16	674,472

		TOTAL WASHINGTON			4,487,534

WISCONSIN - 0.4%
1,000,000		State of Wisconsin	5.000	05/01/19	1,131,570
35,000		State of Wisconsin	6.880	06/01/11	35,836

		TOTAL WISCONSIN			1,167,406

		TOTAL LONG-TERM MUNICIPAL BONDS			297,418,081

		(Cost $289,684,713)

		TOTAL INVESTMENTS - 98.0%			297,418,081
		(Cost $289,684,713)
		OTHER ASSETS & LIABILITIES, NET - 2.0%			6,063,160

		NET ASSETS - 100.0%			$303,481,241

Abbreviations:
AMT - Alternative Minimum Tax (subject to)
COP - Certificate of Participation
ETM - Escrowed to Maturity
GO - General Obligation

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL		ISSUER	VALUE

GOVERNMENT BONDS - 98.9%

U.S. TREASURY SECURITIES - 98.9%
	k	United States Treasury Inflation Indexed Bonds
$12,086,707		3.380%, 01/15/12	$12,742,036
28,226,970		2.000, 04/15/12	29,241,391
46,357,643		3.000, 07/15/12	49,316,559
27,176,600		0.630, 04/15/13	27,734,997
45,299,183		1.880, 07/15/13	47,914,487
44,932,683		2.000, 01/15/14	47,867,326
29,356,995		1.250, 04/15/14	30,648,233
40,928,535		2.000, 07/15/14	43,915,049
41,699,497		1.630, 01/15/15	44,019,031
24,142,320		0.500, 04/15/15	24,461,071
35,527,775		1.880, 07/15/15	38,067,442
37,513,803		2.000, 01/15/16	40,470,941
34,105,223		2.500, 07/15/16	37,952,701
31,258,231		2.380, 01/15/17	34,508,587
28,961,864		2.630, 07/15/17	32,670,343
26,742,649		1.630, 01/15/18	28,188,410
25,677,622		1.380, 07/15/18	26,612,442
26,145,263		2.130, 01/15/19	28,531,018
28,382,966		1.880, 07/15/19	30,427,419
42,642,207		1.380, 01/15/20	43,664,938
52,424,145		2.380, 01/15/25	58,153,948
35,613,675		2.000, 01/15/26	37,658,683
28,890,539		2.380, 01/15/27	32,005,286
27,991,333		1.750, 01/15/28	28,393,708
35,730,708		3.630, 04/15/28	46,240,574
27,211,380		2.500, 01/15/29	30,755,227
42,202,178		3.880, 04/15/29	56,633,339
11,569,173		3.380, 04/15/32	15,062,519
15,734,004		2.130, 02/15/40	17,239,795

		TOTAL U.S. TREASURY SECURITIES	1,021,097,500

		TOTAL GOVERNMENT BONDS (Cost $967,962,908)	1,021,097,500

		TOTAL INVESTMENTS - 98.9% (Cost $967,962,908)	1,021,097,500
		OTHER ASSETS AND LIABILITIES, NET - 1.1%	10,865,187

		NET ASSETS - 100.0%	$1,031,962,687

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.3%

CORPORATE BONDS - 21.3%

AGENCY SECURITIES - 0.7%
$100,000	Citigroup Funding, Inc	2.000%	03/30/12	$102,079
100,000	Citigroup Funding, Inc	2.250	12/10/12	102,940
160,000	Citigroup, Inc	2.130	04/30/12	163,922
120,000	General Electric Capital Corp	3.000	12/09/11	123,960
125,000	General Electric Capital Corp	2.200	06/08/12	128,299
110,000	General Electric Capital Corp	2.630	12/28/12	114,310
100,000	GMAC, Inc	2.200	12/19/12	102,750
150,000	Goldman Sachs Group, Inc	1.630	07/15/11	151,763
115,000	Goldman Sachs Group, Inc	3.250	06/15/12	120,420
50,000	US Central Federal Credit Union	1.900	10/19/12	51,031

	TOTAL AGENCY SECURITIES			1,161,474

AMUSEMENT AND RECREATION SERVICES - 0.0%
70,000	Walt Disney Co	5.630	09/15/16	81,540

	TOTAL AMUSEMENT AND RECREATION SERVICES			81,540

APPAREL AND ACCESSORY STORES - 0.0%
30,000	Nordstrom, Inc	4.750	05/01/20	31,070

	TOTAL APPAREL AND ACCESSORY STORES			31,070

APPAREL AND OTHER TEXTILE PRODUCTS - 0.0%
20,000	VF Corp	6.450	11/01/37	22,545

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS			22,545

AUTO REPAIR, SERVICES AND PARKING - 0.0%
7,000	Ryder System, Inc	5.950	05/02/11	7,243

	TOTAL AUTO REPAIR, SERVICES AND PARKING			7,243

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.2%
25,000	Home Depot, Inc	5.250	12/16/13	27,489
50,000	Home Depot, Inc	5.880	12/16/36	51,255
175,000	Lowe’s Cos, Inc	5.500	10/15/35	185,049

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			263,793

BUSINESS SERVICES - 0.3%
20,000	Adobe Systems, Inc	4.750	02/01/20	20,620
20,000	CA, Inc	6.130	12/01/14	22,133
20,000	Computer Sciences Corp	6.500	03/15/18	22,296
103,000	Daimler Finance North America LLC	7.300	01/15/12	111,026
25,000	Fiserv, Inc	6.130	11/20/12	27,413
15,000	Intuit, Inc	5.400	03/15/12	15,924

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$25,000		Microsoft Corp	4.200%	06/01/19	$27,104
95,000		Oracle Corp	5.750	04/15/18	109,979
20,000		Oracle Corp	6.130	07/08/39	23,391
100,000		WPP Finance UK	5.880	06/15/14	108,499

		TOTAL BUSINESS SERVICES			488,385

CHEMICALS AND ALLIED PRODUCTS - 1.2%
50,000		Abbott Laboratories	2.700	05/27/15	51,129
39,000		Abbott Laboratories	6.000	04/01/39	44,844
75,000		Amgen, Inc	4.500	03/15/20	80,478
50,000		AstraZeneca plc	5.900	09/15/17	58,493
50,000		Bristol-Myers Squibb Co	6.130	05/01/38	58,064
25,000		Clorox Co	5.000	01/15/15	27,456
80,000		Dow Chemical Co	5.900	02/15/15	87,426
91,000		Dow Chemical Co	8.550	05/15/19	111,394
90,000		EI du Pont de Nemours & Co	5.250	12/15/16	102,637
75,000		Eli Lilly & Co	5.200	03/15/17	85,354
43,000		GlaxoSmithKline Capital, Inc	6.380	05/15/38	51,176
370,000		Johnson & Johnson	3.800	05/15/13	396,814
92,000		Lubrizol Corp	8.880	02/01/19	115,135
75,000		Merck & Co, Inc	6.000	09/15/17	88,112
50,000		Merck & Co, Inc	6.500	12/01/33	61,193
75,000		Novartis Capital Corp	2.900	04/24/15	77,153
100,000		Pfizer, Inc	6.200	03/15/19	118,840
50,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	53,193
40,000		Praxair, Inc	3.250	09/15/15	41,680
25,000		Procter & Gamble Co	3.500	02/15/15	26,635
25,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	25,490
170,000		Wyeth	5.950	04/01/37	192,567

		TOTAL CHEMICALS AND ALLIED PRODUCTS			1,955,263

COMMERCIAL SERVICES AND SUPPLIES - 0.0%
30,000		Corp Andina de Fomento	5.130	05/05/15	32,782

		TOTAL COMMERCIAL SERVICES AND SUPPLIES			32,782

COMMUNICATIONS - 2.1%
100,000	g	America Movil SAB de C.V.	3.630	03/30/15	102,535
195,000		AT&T Corp	8.000	11/15/31	251,007
46,000		AT&T Mobility LLC	7.130	12/15/31	54,925
19,000		AT&T, Inc	5.880	08/15/12	20,730
150,000		AT&T, Inc	6.150	09/15/34	157,489
50,000		British Telecommunications plc	9.880	12/15/30	61,021
50,000		CBS Corp	5.750	04/15/20	53,666
150,000		Cellco Partnership	5.550	02/01/14	168,172
34,000		CenturyTel, Inc	7.600	09/15/39	32,232
125,000		Comcast Corp	5.300	01/15/14	137,204
129,000		Comcast Corp	7.050	03/15/33	148,938
35,000		COX Communications, Inc	5.450	12/15/14	38,632
20,000		Deutsche Telekom International Finance BV	8.750	06/15/30	25,834
50,000		DIRECTV Holdings LLC	4.750	10/01/14	52,954
45,000		France Telecom S.A.	8.500	03/01/31	61,925
35,000	g	NBC Universal, Inc	3.650	04/30/15	35,791

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$35,000	g	NBC Universal, Inc	5.150%	04/30/20	$36,505
30,000	g	NBC Universal, Inc	6.400	04/30/40	32,046
63,000		Qwest Corp	8.880	03/15/12	67,568
50,000		Rogers Wireless, Inc	7.500	03/15/15	59,667
150,000		Telecom Italia Capital S.A.	4.950	09/30/14	150,301
250,000		Time Warner Cable, Inc	7.500	04/01/14	290,474
75,000		Time Warner Cable, Inc	6.750	06/15/39	82,854
540,000		Verizon Communications, Inc	4.350	02/15/13	577,236
100,000		Verizon Communications, Inc	5.850	09/15/35	103,152
121,000		Viacom, Inc	4.380	09/15/14	128,607
303,000		Vodafone Group plc	5.630	02/27/17	332,322

		TOTAL COMMUNICATIONS			3,263,787

DEPOSITORY INSTITUTIONS - 3.8%
75,000		Asian Development Bank	5.820	06/16/28	85,954
200,000		Bank of America Corp	5.380	08/15/11	207,802
130,000		Bank of America Corp	2.100	04/30/12	133,128
150,000		Bank of America Corp	3.130	06/15/12	156,650
70,000		Bank of America Corp	4.500	04/01/15	70,750
200,000		Bank of America Corp	6.500	08/01/16	216,444
500,000		Bank of America Corp	5.490	03/15/19	483,512
100,000		Bank of New York Mellon Corp	4.300	05/15/14	107,403
40,000		Bank of Nova Scotia	2.250	01/22/13	40,557
20,000		Bank of Nova Scotia	2.380	12/17/13	20,371
100,000		Barclays Bank plc	5.200	07/10/14	105,535
70,000		BB&T Corp	4.900	06/30/17	72,168
30,000		BNP Paribas	3.250	03/11/15	29,688
100,000		Citigroup, Inc	5.100	09/29/11	102,825
110,000		Citigroup, Inc	2.880	12/09/11	113,420
200,000		Citigroup, Inc	5.850	07/02/13	209,393
300,000		Citigroup, Inc	6.000	08/15/17	311,619
127,000		Citigroup, Inc	5.880	05/29/37	119,104
135,000		Credit Suisse	5.300	08/13/19	143,108
100,000		Credit Suisse AG.	5.400	01/14/20	99,426
100,000		Deutsche Bank AG.	3.880	08/18/14	103,299
50,000		European Bank for Reconstruction & Development	3.630	06/17/13	53,155
40,000		Fifth Third Bancorp	8.250	03/01/38	44,845
50,000		HSBC Bank USA NA	4.630	04/01/14	52,661
16,000		HSBC Bank USA NA	5.880	11/01/34	15,704
33,000		HSBC Bank USA NA	7.000	01/15/39	37,088
150,000		Inter-American Development Bank	1.630	07/15/13	151,056
105,000		Inter-American Development Bank	3.880	09/17/19	110,370
200,000		JPMorgan Chase & Co	2.130	06/22/12	205,169
319,000		JPMorgan Chase & Co	5.130	09/15/14	340,414
180,000		JPMorgan Chase & Co	4.950	03/25/20	187,065
33,000		JPMorgan Chase & Co	6.400	05/15/38	38,198
100,000		Nordic Investment Bank	3.630	06/17/13	106,497
50,000		PNC Funding Corp	2.300	06/22/12	51,482
80,000		PNC Funding Corp	5.400	06/10/14	87,614
25,000		Regions Financial Corp	4.880	04/26/13	25,129
25,000		Regions Financial Corp	5.750	06/15/15	24,842
50,000		Royal Bank of Scotland plc	4.880	03/16/15	49,748

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		SunTrust Bank	5.450%	12/01/17	$49,988
80,000		UBS AG.	5.750	04/25/18	82,532
60,000		UnionBanCal Corp	5.250	12/16/13	65,061
420,000		US Bank NA	6.300	02/04/14	476,163
550,000		Wachovia Bank NA	5.300	10/15/11	575,652
50,000		Wells Fargo & Co	3.000	12/09/11	51,679
164,000		Wells Fargo & Co	5.380	02/07/35	160,682
20,000		Western Union Co	5.930	10/01/16	22,442
75,000		Westpac Banking Corp	4.880	11/19/19	77,457

		TOTAL DEPOSITORY INSTITUTIONS			6,074,849

EATING AND DRINKING PLACES - 0.0%
30,000		McDonald’s Corp	6.300	03/01/38	36,635
30,000		Yum! Brands, Inc	6.250	03/15/18	34,446

		TOTAL EATING AND DRINKING PLACES			71,081

EDUCATIONAL SERVICES - 0.0%
20,000		Princeton University	5.700	03/01/39	22,382

		TOTAL EDUCATIONAL SERVICES			22,382

ELECTRIC, GAS, AND SANITARY SERVICES - 1.8%
50,000		Appalachian Power Co	3.400	05/24/15	50,799
40,000		Appalachian Power Co	7.000	04/01/38	46,490
60,000		Atmos Energy Corp	4.950	10/15/14	65,048
25,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	29,003
32,000		Commonweatlh Edison Co	5.900	03/15/36	34,846
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	72,841
50,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	52,996
30,000		Constellation Energy Group, Inc	4.550	06/15/15	31,564
30,000		Consumers Energy Co	6.130	03/15/19	34,419
160,000		Dominion Resources, Inc	5.150	07/15/15	177,154
20,000		DTE Energy Co	7.050	06/01/11	20,987
246,000		Duke Energy Corp	5.050	09/15/19	262,315
50,000		El Paso Natural Gas Co	5.950	04/15/17	53,131
40,000		Energy Transfer Partners LP	7.500	07/01/38	40,900
25,000		Entergy Texas, Inc	7.130	02/01/19	29,532
75,000		Exelon Corp	4.900	06/15/15	80,094
47,000		Florida Power & Light Co	4.950	06/01/35	46,904
29,000		Florida Power Corp	5.650	06/15/18	32,960
80,000		Florida Power Corp	4.550	04/01/20	85,695
177,000		Georgia Power Co	5.950	02/01/39	194,831
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	106,794
229,000		Midamerican Energy Holdings Co	5.880	10/01/12	247,930
45,000		Nevada Power Co	7.130	03/15/19	53,227
50,000		NiSource Finance Corp	6.400	03/15/18	55,017
30,000		ONEOK Partners LP	6.650	10/01/36	30,773
20,000		Pacific Gas & Electric Co	6.050	03/01/34	22,314
75,000		Pacific Gas & Electric Co	5.800	03/01/37	81,514
200,000		Public Service Electric & Gas Co	5.700	12/01/36	223,099
63,000	g	Republic Services, Inc	5.500	09/15/19	68,174
50,000		San Diego Gas & Electric Co	5.350	05/15/40	53,969
40,000		Sempra Energy	6.000	10/15/39	42,442

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$35,000	Southern California Edison Co	6.050%	03/15/39	$41,079
60,000	Spectra Energy Capital LLC	6.200	04/15/18	66,500
75,000	Toledo Edison Co	7.250	05/01/20	90,866
20,000	Total Capital S.A.	3.130	10/02/15	20,348
50,000	Union Electric Co	6.700	02/01/19	58,123
43,000	Veolia Environnement	5.250	06/03/13	46,411
15,000	Waste Management, Inc	7.130	12/15/17	17,772
25,000	Waste Management, Inc	4.750	06/30/20	25,701
15,000	Waste Management, Inc	6.130	11/30/39	16,219
56,000	Williams Cos, Inc	7.880	09/01/21	64,181
70,000	Williams Partner	7.250	02/01/17	79,465

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			2,954,427

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.6%
93,000	Cisco Systems, Inc	4.950	02/15/19	102,219
30,000	Cisco Systems, Inc	4.450	01/15/20	31,669
50,000	Dell, Inc	5.880	06/15/19	56,188
10,000	Discovery Communications LLC	5.050	06/01/20	10,395
90,000	General Electric Co	5.250	12/06/17	97,867
247,000	Koninklijke Philips Electronics NV	5.750	03/11/18	279,283
3,000	Motorola, Inc	6.500	09/01/25	2,987
20,000	Nokia OYJ	6.630	05/15/39	21,967
25,000	Tyco Electronics Group S.A.	6.550	10/01/17	28,710
261,000	Tyco International Finance S.A.	6.000	11/15/13	292,138

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			923,423

ENGINEERING AND MANAGEMENT SERVICES - 0.0%
44,000	Quest Diagnostics, Inc	5.450	11/01/15	48,387

	TOTAL ENGINEERING AND MANAGEMENT SERVICES			48,387

FABRICATED METAL PRODUCTS - 0.0%
75,000	CRH America, Inc	5.300	10/15/13	80,624

	TOTAL FABRICATED METAL PRODUCTS			80,624

FOOD AND KINDRED PRODUCTS - 0.9%
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	344,470
40,000	Archer-Daniels-Midland Co	5.940	10/01/32	44,751
50,000	Bottling Group LLC	5.130	01/15/19	55,554
25,000	Campbell Soup Company	3.050	07/15/17	24,928
100,000	Coca-Cola Enterprises, Inc	8.500	02/01/22	137,963
25,000	ConAgra Foods, Inc	7.000	04/15/19	29,990
80,000	Diageo Capital plc	5.750	10/23/17	90,475
25,000	Dr Pepper Snapple Group, Inc	6.820	05/01/18	29,817
45,000	General Mills, Inc	5.200	03/17/15	50,479
225,000	Kellogg Co	5.130	12/03/12	244,402
103,000	Kraft Foods, Inc	6.500	08/11/17	119,636
100,000	Kraft Foods, Inc	5.380	02/10/20	107,155
100,000	PepsiCo, Inc	4.500	01/15/20	106,613
50,000	Reynolds American, Inc	6.750	06/15/17	54,169
25,000	Sara Lee Corp	3.880	06/15/13	26,383

	TOTAL FOOD AND KINDRED PRODUCTS			1,466,785

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD STORES - 0.1%
$20,000		Delhaize Group S.A.	6.500%	06/15/17	$23,046
45,000		Kroger Co	6.150	01/15/20	51,983
39,000		Safeway, Inc	6.350	08/15/17	45,013
50,000		Starbucks Corp	6.250	08/15/17	56,307

		TOTAL FOOD STORES			176,349

FURNITURE AND FIXTURES - 0.0%
10,000		Johnson Controls, Inc	5.500	01/15/16	11,084
20,000		Johnson Controls, Inc	6.000	01/15/36	20,774

		TOTAL FURNITURE AND FIXTURES			31,858

GENERAL BUILDING CONTRACTORS - 0.0%
10,000		MDC Holdings, Inc	5.500	05/15/13	10,364
10,000		Toll Brothers Finance Corp	5.150	05/15/15	9,802

		TOTAL GENERAL BUILDING CONTRACTORS			20,166

GENERAL MERCHANDISE STORES - 0.2%
20,000		Costco Wholesale Corp	5.500	03/15/17	23,020
60,000		Target Corp	7.000	07/15/31	73,094
100,000		Wal-Mart Stores, Inc	4.500	07/01/15	110,201
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	91,553
60,000		Wal-Mart Stores, Inc	6.500	08/15/37	72,665

		TOTAL GENERAL MERCHANDISE STORES			370,533

HEALTH SERVICES - 0.0%
25,000		Covidien International	5.450	10/15/12	27,270
25,000		Express Scripts	6.250	06/15/14	28,306
25,000		Howard Hughes Medical Institute	3.450	09/01/14	26,478

		TOTAL HEALTH SERVICES			82,054

HOLDING AND OTHER INVESTMENT OFFICES - 0.4%
20,000		Ahold Finance USA LLC	6.880	05/01/29	22,916
60,000		BHP Billiton Finance Ltd	5.400	03/29/17	67,609
25,000		Boston Properties LP	5.000	06/01/15	25,924
75,000		Duke Realty LP	5.950	02/15/17	76,560
35,000		ERP Operating LP	5.250	09/15/14	37,447
130,000		HCP, Inc	6.000	01/30/17	131,258
50,000	g	HSBC Bank plc	3.500	06/28/15	50,481
30,000		International Finance Corp	3.000	04/22/14	31,667
34,000		ProLogis	6.630	05/15/18	32,395
50,000		Realty Income Corp	6.750	08/15/19	55,181
88,000		Simon Property Group LP	5.100	06/15/15	92,824
92,000		Telefonica Europe BV	8.250	09/15/30	113,368

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			737,630

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

HOTELS AND OTHER LODGING PLACES - 0.0%
$ 10,000	Marriott International, Inc	5.630%	02/15/13	$10,654

	TOTAL HOTELS AND OTHER LODGING PLACES			10,654

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.6%
10,000	Black & Decker Corp	8.950	04/15/14	12,170
36,000	Caterpillar Financial Services Corp	6.130	02/17/14	40,743
61,000	Caterpillar Financial Services Corp	7.150	02/15/19	75,132
50,000	Caterpillar, Inc	5.700	08/15/16	57,187
10,000	Caterpillar, Inc	7.300	05/01/31	12,954
18,000	Deere & Co	5.380	10/16/29	19,672
310,000	Hewlett-Packard Co	4.250	02/24/12	326,677
25,000	Ingersoll-Rand Global Holding Co Ltd	6.880	08/15/18	29,649
100,000	International Business Machines Corp	4.750	11/29/12	108,251
53,000	International Business Machines Corp	5.600	11/30/39	58,922
76,000	John Deere Capital Corp	4.950	12/17/12	82,255
40,000	Pitney Bowes, Inc	4.750	01/15/16	43,085
80,000	Xerox Corp	4.250	02/15/15	82,824

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			949,521

INSTRUMENTS AND RELATED PRODUCTS - 0.3%
120,000	Baxter International, Inc	4.500	08/15/19	128,319
16,000	Baxter International, Inc	6.250	12/01/37	18,939
100,000	Emerson Electric Co	4.880	10/15/19	111,644
50,000	Medtronic, Inc	5.600	03/15/19	57,404
36,000	Northrop Grumman Corp	7.750	02/15/31	48,279
50,000	Raytheon Co	4.400	02/15/20	53,641
20,000	St. Jude Medical, Inc	3.750	07/15/14	21,117
25,000	Thermo Fisher Scientific, Inc	3.200	05/01/15	25,795

	TOTAL INSTRUMENTS AND RELATED PRODUCTS			465,138

INSURANCE AGENTS, BROKERS AND SERVICE - 0.0%
30,000	Hartford Financial Services Group, Inc	5.500	03/30/20	29,118
25,000	Marsh & McLennan Cos, Inc	9.250	04/15/19	31,553

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			60,671

INSURANCE CARRIERS - 0.9%
25,000	ACE INA Holdings, Inc	5.800	03/15/18	27,348
50,000	Aetna, Inc	6.500	09/15/18	57,858
75,000	Allstate Corp	5.550	05/09/35	73,732
151,000	American International Group, Inc	4.250	05/15/13	145,715
20,000	AXA S.A.	8.600	12/15/30	22,590
133,000	Berkshire Hathaway Finance Corp	4.850	01/15/15	146,070
40,000	Chubb Corp	5.750	05/15/18	44,536
25,000	CIGNA Corp	5.130	06/15/20	26,020
40,000	CNA Financial Corp	6.500	08/15/16	41,910
35,000	Genworth Financial, Inc	4.950	10/01/15	33,425
30,000	Lincoln National Corp	6.150	04/07/36	28,656
32,000	Metlife, Inc	5.380	12/15/12	34,313
40,000	Metlife, Inc	5.700	06/15/35	39,120
50,000	MetLife, Inc	6.380	06/15/34	52,437
20,000	Nationwide Financial Services	6.750	05/15/37	15,046

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 30,000	Principal Financial Group, Inc	8.880%	05/15/19	$36,785
20,000	Progressive Corp	6.250	12/01/32	21,506
200,000	Prudential Financial, Inc	4.750	09/17/15	206,485
60,000	Prudential Financial, Inc	6.100	06/15/17	63,900
20,000	Swiss Re Solutions Holding Corp	7.750	06/15/30	22,223
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	20,193
50,000	Travelers Cos, Inc	5.900	06/02/19	55,516
124,000	UnitedHealth Group, Inc	6.000	02/15/18	138,262
65,000	UnitedHealth Group, Inc	6.630	11/15/37	71,448

	TOTAL INSURANCE CARRIERS			1,425,094

METAL MINING - 0.3%
50,000	Barrick Gold Corp	6.950	04/01/19	59,952
50,000	Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	54,250
98,000	Newmont Mining Corp	5.880	04/01/35	100,775
227,000	Rio Tinto Finance USA Ltd	5.880	07/15/13	248,713
30,000	Southern Copper Corp	6.750	04/16/40	29,654
50,000	Teck Resources Ltd	10.750	05/15/19	61,265

	TOTAL METAL MINING			554,609

MISCELLANEOUS RETAIL - 0.1%
70,000	CVS Caremark Corp	5.750	06/01/17	77,873
20,000	CVS Caremark Corp	6.600	03/15/19	23,274
38,000	Staples, Inc	9.750	01/15/14	46,614

	TOTAL MISCELLANEOUS RETAIL			147,761

MOTION PICTURES - 0.1%
48,000	Historic TW, Inc	6.630	05/15/29	52,827
128,000	Time Warner, Inc	5.880	11/15/16	144,295

	TOTAL MOTION PICTURES			197,122

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.8%
873,000	European Investment Bank	3.250	10/14/11	902,146
150,000	International Bank for Reconstruction & Development	2.000	04/02/12	153,080
45,000	International Bank for Reconstruction & Development	3.630	05/21/13	47,870
200,000	International Bank for Reconstruction & Development	2.380	05/26/15	203,347
34,000	International Bank for Reconstruction & Development	4.750	02/15/35	36,633

	TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS			1,343,076

NONDEPOSITORY INSTITUTIONS - 1.9%
100,000	American Express Co	5.250	09/12/11	103,746
69,000	American Express Co	8.150	03/19/38	92,739
200,000	Capital One Financial Corp	7.380	05/23/14	228,690
493,000	General Electric Capital Corp	3.500	08/13/12	508,870
80,000	General Electric Capital Corp	5.380	10/20/16	86,142
125,000	General Electric Capital Corp	6.750	03/15/32	134,530
50,000	General Electric Capital Corp	5.880	01/14/38	49,030
112,000	General Electric Capital Corp	6.880	01/10/39	123,663
163,000	HSBC Finance Corp	5.500	01/19/16	174,495
635,000	Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	669,916
150,000	Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	156,009
125,000	Landwirtschaftliche Rentenbank	4.130	07/15/13	134,330

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		National Rural Utilities Cooperative Finance Corp	3.880%	09/16/15	$157,778
150,000		Oesterreichische Kontrollbank AG.	3.630	06/17/13	158,452
15,000		PACCAR Financial Corp	2.050	06/17/13	15,068
80,000		SLM Corp	5.380	01/15/13	77,577
25,000		SLM Corp	5.050	11/14/14	22,359
80,000		SLM Corp	8.450	06/15/18	73,825
30,000		Unilever Capital Corp	5.900	11/15/32	34,883
154,000		XL Capital Finance Europe plc	6.500	01/15/12	161,163

		TOTAL NONDEPOSITORY INSTITUTIONS			3,163,265

NONMETALLIC MINERALS, EXCEPT FUELS - 0.0%
10,000		Vulcan Materials Co	7.000	06/15/18	11,141

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS			11,141

OIL AND GAS EXTRACTION - 1.0%
30,000		Anadarko Petroleum Corp	6.200	03/15/40	23,735
133,000		Apache Corp	6.000	01/15/37	146,988
75,000		Canadian Natural Resources Ltd	5.900	02/01/18	84,002
65,000		Enterprise Products Operating LLC	5.000	03/01/15	68,380
25,000		Enterprise Products Operating LLC	5.200	09/01/20	25,675
25,000		EOG Resources, Inc	4.400	06/01/20	25,845
50,000		EQT Corp	6.500	04/01/18	54,414
50,000		Halliburton Co	6.150	09/15/19	54,770
30,000		Husky Energy, Inc	7.250	12/15/19	36,255
74,000		Nabors Industries, Inc	9.250	01/15/19	90,979
175,000		Noble Energy, Inc	8.250	03/01/19	211,795
65,000		Pemex Project Funding Master Trust	6.630	06/15/35	66,856
47,000		Petrobras International Finance Co	6.130	10/06/16	49,895
100,000		Petrobras International Finance Co	5.750	01/20/20	100,705
75,000		Petro-Canada	6.800	05/15/38	86,049
30,000	g	Petroleos Mexicanos	4.880	03/15/15	31,050
181,000		Plains All American Pipeline LP	5.750	01/15/20	187,027
25,000		Talisman Energy, Inc	7.750	06/01/19	30,692
93,000		Transocean, Inc	6.000	03/15/18	85,593
50,000		Weatherford International Ltd	9.630	03/01/19	60,210
100,000		XTO Energy, Inc	6.750	08/01/37	128,825

		TOTAL OIL AND GAS EXTRACTION			1,649,740

PAPER AND ALLIED PRODUCTS - 0.1%
10,000		Bemis Co, Inc	5.650	08/01/14	11,012
20,000		Celulosa Arauco y Constitucion S.A.	5.630	04/20/15	21,488
44,000		International Paper Co	9.380	05/15/19	56,830
30,000		International Paper Co	7.500	08/15/21	35,127
30,000		Kimberly-Clark Corp	6.250	07/15/18	35,429

		TOTAL PAPER AND ALLIED PRODUCTS			159,886

PETROLEUM AND COAL PRODUCTS - 0.6%
100,000		BP Capital Markets plc	3.880	03/10/15	85,215
58,000		Chevron Corp	3.450	03/03/12	60,449
280,000		ConocoPhillips	4.600	01/15/15	305,886
40,000		Hess Corp	8.130	02/15/19	49,862
155,000		Marathon Oil Corp	6.600	10/01/37	169,374

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Shell International Finance BV	4.950%	03/22/12	$53,350
80,000		Shell International Finance BV	4.380	03/25/20	82,698
31,000		Shell International Finance BV	6.380	12/15/38	37,036
50,000		Statoil ASA	5.250	04/15/19	54,844
25,000		Valero Energy Corp	6.880	04/15/12	26,916
30,000		Valero Energy Corp	7.500	04/15/32	31,452

		TOTAL PETROLEUM AND COAL PRODUCTS			957,082

PIPELINES, EXCEPT NATURAL GAS - 0.1%
50,000		TransCanada PipeLines Ltd	7.130	01/15/19	60,777
19,000		TransCanada PipeLines Ltd	7.630	01/15/39	24,273

		TOTAL PIPELINES, EXCEPT NATURAL GAS			85,050

PRIMARY METAL INDUSTRIES - 0.1%
50,000		Alcoa, Inc	5.870	02/23/22	46,489
57,000		ArcelorMittal USA, Inc	6.500	04/15/14	61,004
30,000		Nucor Corp	5.850	06/01/18	34,378
15,000	g	Xstrata Finance Canada Ltd	5.800	11/15/16	16,080

		TOTAL PRIMARY METAL INDUSTRIES			157,951

PRINTING AND PUBLISHING - 0.1%
130,000		News America, Inc	6.400	12/15/35	141,484
45,000		Thomson Reuters Corp	6.500	07/15/18	53,155
45,000		Thomson Reuters Corp	5.850	04/15/40	47,812

		TOTAL PRINTING AND PUBLISHING			242,451

RAILROAD TRANSPORTATION - 0.2%
60,000		Burlington Northern Santa Fe Corp	5.750	03/15/18	67,386
50,000		Canadian National Railway Co	6.900	07/15/28	61,306
94,000		Norfolk Southern Corp	7.250	02/15/31	115,506
149,000		Union Pacific	5.750	11/15/17	168,226

		TOTAL RAILROAD TRANSPORTATION			412,424

SECURITY AND COMMODITY BROKERS - 1.1%
25,000		Ameriprise Financial, Inc	5.300	03/15/20	26,119
80,000		Bear Stearns Cos LLC	5.300	10/30/15	86,470
116,000		Bear Stearns Cos LLC	5.550	01/22/17	121,522
20,000		BlackRock, Inc	6.250	09/15/17	22,926
20,000		CME Group, Inc	5.750	02/15/14	22,246
100,000		Credit Suisse USA, Inc	6.130	11/15/11	106,228
100,000		Goldman Sachs Group, Inc	6.600	01/15/12	105,764
50,000		Goldman Sachs Group, Inc	5.950	01/18/18	51,936
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	62,851
370,000		Goldman Sachs Group, Inc	7.500	02/15/19	413,577
25,000		Jefferies Group, Inc	8.500	07/15/19	28,082
53,000		Lazard Group LLC	7.130	05/15/15	55,820
100,000		Morgan Stanley	3.250	12/01/11	103,611
213,000		Morgan Stanley	5.630	01/09/12	221,637
150,000		Morgan Stanley	5.550	04/27/17	148,781
236,000		Morgan Stanley	7.300	05/13/19	253,798
30,000		Nomura Holdings, Inc	6.700	03/04/20	31,738

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 40,000	NYSE Euronext	4.800%	06/28/13	$43,261

	TOTAL SECURITY AND COMMODITY BROKERS			1,906,367

STONE, CLAY, AND GLASS PRODUCTS - 0.1%
40,000	3M Co	4.650	12/15/12	43,632
50,000	Owens Corning	9.000	06/15/19	59,119

	TOTAL STONE, CLAY, AND GLASS PRODUCTS			102,751

TOBACCO PRODUCTS - 0.2%
30,000	Altria Group, Inc	9.250	08/06/19	37,443
55,000	Altria Group, Inc	10.200	02/06/39	73,776
30,000	Fortune Brands, Inc	5.380	01/15/16	32,342
20,000	Lorillard Tobacco Co	6.880	05/01/20	20,317
52,000	Philip Morris International, Inc	6.880	03/17/14	60,162
40,000	Philip Morris International, Inc	6.380	05/16/38	46,939
40,000	UST, Inc	6.630	07/15/12	43,232

	TOTAL TOBACCO PRODUCTS			314,211

TRANSPORTATION BY AIR - 0.1%
33,398	Continental Airlines, Inc	5.980	04/19/22	32,763
10,000	Delta Air Lines, Inc	7.570	11/18/10	10,125
34,000	FedEx Corp	8.000	01/15/19	43,178

	TOTAL TRANSPORTATION BY AIR			86,066

TRANSPORTATION EQUIPMENT - 0.2%
136,000	Boeing Co	5.130	02/15/13	148,598
11,000	General Dynamics Corp	5.380	08/15/15	12,574
25,000	Goodrich Corp	4.880	03/01/20	26,838
82,000	Honeywell International, Inc	5.700	03/15/37	93,303
39,000	Lockheed Martin Corp	5.500	11/15/39	41,607

	TOTAL TRANSPORTATION EQUIPMENT			322,920

TRANSPORTATION SERVICES - 0.0%
42,000	United Parcel Service, Inc	3.880	04/01/14	45,183

	TOTAL TRANSPORTATION SERVICES			45,183

TRUCKING AND WAREHOUSING - 0.0%
35,000	United Parcel Service, Inc	6.200	01/15/38	42,076

	TOTAL TRUCKING AND WAREHOUSING			42,076

WHOLESALE TRADE-DURABLE GOODS - 0.0%
69,000	Vale Overseas Ltd	6.880	11/21/36	71,933

	TOTAL WHOLESALE TRADE-DURABLE GOODS			71,933

WHOLESALE TRADE-NONDURABLE GOODS - 0.1%
25,000	McKesson Corp	5.700	03/01/17	28,268
50,000	Medco Health Solutions, Inc	7.130	03/15/18	59,734

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS			88,002

	TOTAL CORPORATE BONDS			35,340,575

	(Cost $34,499,916)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 74.6%

AGENCY SECURITIES - 6.4%
	Federal Farm Credit Bank (FFCB)
$ 500,000	FFCB	4.850%	03/12/12	$535,348
100,000	FFCB	3.000	09/22/14	104,960
	Federal Home Loan Bank (FHLB)
1,000,000	FHLB	1.630	07/27/11	1,012,008
300,000	FHLB	1.880	06/21/13	305,912
240,000	FHLB	3.630	10/18/13	257,074
125,000	FHLB	3.130	12/13/13	132,110
110,000	FHLB	5.250	06/18/14	125,378
95,000	FHLB	4.750	12/16/16	106,839
500,000	FHLB	4.880	05/17/17	569,458
200,000	FHLB	5.000	11/17/17	228,228
	Federal Home Loan Mortgage Corp (FHLCM)
200,000	FHLMC	4.880	06/13/18	226,371
225,000	FHLMC	5.630	03/15/11	233,282
480,000	FHLMC	5.130	04/18/11	497,945
353,000	FHLMC	1.630	04/26/11	356,484
195,000	FHLMC	2.130	03/23/12	199,818
211,000	FHLMC	4.130	09/27/13	230,073
207,000	FHLMC	4.500	01/15/14	228,763
310,000	FHLMC	3.630	08/25/14	311,479
108,000	FHLMC	4.380	07/17/15	119,762
125,000	FHLMC	4.750	11/17/15	140,764
132,000	FHLMC	4.750	01/19/16	148,337
213,000	FHLMC	5.250	04/18/16	244,562
127,000	FHLMC	5.500	07/18/16	148,005
116,000	FHLMC	5.130	10/18/16	132,795
120,000	FHLMC	6.250	07/15/32	151,909
148,412	FHLMC	5.000	10/01/39	157,207
	Federal National Mortgage Association (FNMA)
436,000	FNMA	1.380	04/28/11	439,467
650,000	FNMA	6.000	05/15/11	681,806
96,000	FNMA	3.880	07/12/13	104,014
176,000	FNMA	5.130	01/02/14	193,554
214,000	FNMA	2.750	02/05/14	222,915
231,000	FNMA	2.750	03/13/14	240,887
656,000	FNMA	2.500	05/15/14	677,214
145,000	FNMA	4.630	10/15/14	161,756
215,000	FNMA	5.000	03/15/16	244,484
150,000	FNMA	5.000	05/11/17	171,136
340,000	FNMA	5.380	06/12/17	396,159
155,000	FNMA	6.630	11/15/30	201,571

	TOTAL AGENCY SECURITIES			10,639,834

FOREIGN GOVERNMENT BONDS - 2.4%
331,000	Brazilian Government International Bond	5.880	01/15/19	363,272
100,000	Brazilian Government International Bond	8.880	04/15/24	135,000
40,000	Canada Government International Bond	2.380	09/10/14	41,055

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		China Development Bank	5.000%	10/15/15	$108,694
125,000		Eksportfinans A/S	5.000	02/14/12	132,589
95,000		Export Development Canada	3.500	05/16/13	100,773
150,000		Export Development Canada	2.250	05/28/15	151,704
180,000		Export-Import Bank of Korea	8.130	01/21/14	205,919
70,000		Hydro Quebec	9.400	02/01/21	101,236
100,000		Israel Government International Bond	5.130	03/26/19	107,880
150,000		Italian Republic	2.130	10/05/12	145,953
74,000		Italian Republic	5.380	06/15/33	72,667
200,000		Japan Bank for International Cooperation	2.130	11/05/12	203,944
200,000		Korea Development Bank	8.000	01/23/14	227,660
87,000		Mexico Government International Bond	5.880	01/15/14	98,528
66,000		Mexico Government International Bond	7.500	04/08/33	82,665
100,000		Panama Government International Bond	5.200	01/30/20	104,000
80,000		Peruvian Government International Bond	7.130	03/30/19	94,600
100,000		Poland Government International Bond	6.380	07/15/19	110,622
50,000		Province of, NV Scotia Canada	5.130	01/26/17	56,975
50,000		Province of British Columbia Canada	2.850	06/15/15	51,644
50,000		Province of Manitoba Canada	2.130	04/22/13	51,119
94,000		Province of Ontario Canada	5.000	10/18/11	99,115
50,000		Province of Ontario Canada	2.950	02/05/15	51,262
125,000		Province of Ontario Canada	2.700	06/16/15	126,068
50,000		Province of Ontario Canada	4.000	10/07/19	51,628
40,000		Province of Quebec Canada	4.880	05/05/14	44,113
41,000		Province of Quebec Canada	7.500	09/15/29	56,278
100,000		Republic of Korea	7.130	04/16/19	120,035
289,000		South Africa Government International Bond	7.380	04/25/12	315,183
80,000		United Mexican States	5.950	03/19/19	88,800
200,000		United Mexican States	5.130	01/15/20	208,000

		TOTAL FOREIGN GOVERNMENT BONDS			3,908,981

MORTGAGE BACKED - 34.2%
		Federal Home Loan Mortgage Corp (FHLMC)
45,435	i	FHLMC	4.940	10/01/35	47,724
48,164	i	FHLMC	5.670	02/01/37	51,824
58,884	i	FHLMC	5.850	02/01/37	62,742
93,190	i	FHLMC	5.370	03/01/37	99,763
109,167	i	FHLMC	5.660	05/01/37	116,051
371,915	i	FHLMC	5.860	09/01/37	397,646
21,799	i	FHLMC	6.070	09/01/37	23,534
93,546	i	FHLMC	5.410	02/01/38	100,203
89,761	i	FHLMC	4.730	07/01/38	94,953
		Federal Home Loan Mortgage Corp Gold (FGLMC)
93,265		FGLMC	5.000	12/01/17	100,195
70,600		FGLMC	5.500	12/01/17	76,530
110,161		FGLMC	5.000	03/01/18	118,355
83,195		FGLMC	5.000	04/01/18	89,391
678,815		FGLMC	4.000	11/01/18	712,830
127,624		FGLMC	4.000	05/01/19	134,780
176,067		FGLMC	5.500	11/01/19	191,295
135,858		FGLMC	5.000	10/01/22	145,060
85,119		FGLMC	6.000	11/01/22	92,750

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 241,022	FGLMC	5.000%	10/01/23	$257,296
136,944	FGLMC	5.500	10/01/23	148,473
45,030	FGLMC	4.500	05/01/24	47,539
159,454	FGLMC	4.500	09/01/24	168,341
66,640	FGLMC	4.500	09/01/24	70,354
90,643	FGLMC	4.500	10/01/24	95,695
92,476	FGLMC	4.500	11/01/24	97,630
145,708	FGLMC	4.500	12/01/24	153,828
116,431	FGLMC	4.500	02/01/25	122,920
335,265	FGLMC	4.000	02/01/29	345,693
170,785	FGLMC	5.000	12/01/29	181,526
94,616	FGLMC	7.000	04/01/32	107,583
108,662	FGLMC	6.500	05/01/32	120,944
149,840	FGLMC	5.500	11/01/32	161,767
609,930	FGLMC	5.000	03/01/33	648,362
96,971	FGLMC	6.000	03/01/33	106,644
300,783	FGLMC	5.000	04/01/33	319,735
58,201	FGLMC	6.000	04/01/33	64,243
107,501	FGLMC	6.500	08/01/33	119,585
278,298	FGLMC	5.500	12/01/33	300,448
70,993	FGLMC	5.500	02/01/34	76,644
404,374	FGLMC	4.500	06/01/34	423,026
65,434	FGLMC	6.000	06/01/34	72,227
94,015	FGLMC	5.000	11/01/34	99,939
44,101	FGLMC	5.500	01/01/35	47,569
29,906	FGLMC	5.500	01/01/35	32,259
163,888	FGLMC	5.500	01/01/35	176,472
129,152	FGLMC	6.000	05/01/35	140,905
297,173	FGLMC	5.500	06/01/35	320,547
171,583	FGLMC	5.500	06/01/35	185,079
969,072	FGLMC	5.000	12/01/35	1,027,712
141,299	FGLMC	5.000	02/01/36	149,849
183,008	FGLMC	6.000	02/01/36	199,661
137,642	FGLMC	5.500	05/01/36	148,469
475,282	FGLMC	6.000	07/01/36	521,651
277,396	FGLMC	6.000	08/01/36	301,772
142,559	FGLMC	6.000	09/01/36	156,219
285,511	FGLMC	5.500	11/01/36	306,986
389,171	FGLMC	6.500	03/01/37	427,808
150,246	FGLMC	5.000	06/01/37	159,164
1,309,987	FGLMC	5.500	06/01/37	1,407,427
229,369	FGLMC	6.000	11/01/37	249,381
200,872	FGLMC	5.000	04/01/38	212,796
125,045	FGLMC	5.500	06/01/38	134,346
91,643	FGLMC	5.500	10/01/38	98,460
148,567	FGLMC	4.500	02/01/39	154,190
95,337	FGLMC	4.500	03/01/39	98,901
517,579	FGLMC	6.000	03/01/39	562,466
94,728	FGLMC	4.500	05/01/39	98,268
360,682	FGLMC	5.000	06/01/39	382,452
254,979	FGLMC	5.500	06/01/39	273,944
130,742	FGLMC	4.500	07/01/39	135,628

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 135,066	FGLMC	4.500%	08/01/39	$140,114
864,806	FGLMC	4.000	09/01/39	877,013
58,406	FGLMC	5.500	09/01/39	62,745
293,598	FGLMC	4.500	10/01/39	304,571
192,154	FGLMC	4.000	11/01/39	194,746
334,008	FGLMC	5.000	11/01/39	353,801
137,513	FGLMC	5.000	11/01/39	145,662
706,449	FGLMC	4.500	12/01/39	732,853
736,872	FGLMC	4.500	12/01/39	764,413
97,822	FGLMC	5.000	01/01/40	103,619
173,926	FGLMC	4.500	04/01/40	180,427
149,271	FGLMC	5.000	04/01/40	158,116
49,957	FGLMC	4.500	06/01/40	51,824
	Federal National Mortgage Association (FNMA)
188,206	FNMA	5.500	09/01/16	203,748
46,931	FNMA	6.000	05/01/17	51,173
373,345	FNMA	5.000	09/01/17	401,550
44,851	FNMA	5.000	12/01/17	48,239
129,697	FNMA	5.000	04/01/18	139,495
534,182	FNMA	4.500	09/01/18	570,547
20,740	FNMA	5.000	01/01/19	22,307
45,362	FNMA	4.500	06/01/19	48,386
63,477	FNMA	5.000	04/01/20	68,173
139,122	FNMA	4.500	06/01/20	148,059
103,665	FNMA	4.500	10/01/20	110,430
74,874	FNMA	6.000	08/01/21	81,642
46,311	FNMA	5.000	10/01/21	49,737
62,229	FNMA	5.500	11/01/21	67,348
46,240	FNMA	6.000	10/01/22	50,333
50,374	FNMA	5.000	03/01/23	53,825
208,298	FNMA	4.500	04/01/23	220,363
137,428	FNMA	5.000	06/01/23	146,822
94,805	FNMA	5.500	06/01/23	102,644
135,606	FNMA	5.500	08/01/23	146,690
105,848	FNMA	4.000	06/01/24	110,245
91,059	FNMA	4.500	07/01/24	96,248
334,302	FNMA	4.000	09/01/24	348,190
253,846	FNMA	4.500	09/01/24	268,310
229,016	FNMA	5.000	01/01/25	244,355
73,666	FNMA	4.500	03/01/25	77,830
79,009	FNMA	4.500	03/01/25	83,474
88,641	FNMA	6.000	10/01/26	96,933
47,354	FNMA	5.500	01/01/28	51,064
41,341	FNMA	5.000	02/01/28	43,958
47,126	FNMA	5.500	11/01/28	50,758
95,395	FNMA	4.000	07/01/29	98,274
87,537	FNMA	4.500	01/01/30	91,724
124,637	FNMA	4.500	06/01/30	130,599
144,242	FNMA	6.000	11/01/31	159,239
146,764	FNMA	6.500	04/01/32	164,163
38,841	FNMA	6.500	08/01/32	43,365
52,005	FNMA	7.500	09/01/32	60,323

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 48,732		FNMA	5.500%	12/01/32	$52,588
226,664		FNMA	6.000	12/01/32	250,230
166,159		FNMA	6.000	01/01/33	181,605
1,423,041		FNMA	5.500	06/01/33	1,534,750
184,893		FNMA	4.500	07/01/33	193,912
783,396		FNMA	5.000	07/01/33	833,126
135,215		FNMA	6.000	09/01/33	149,146
235,554		FNMA	5.000	03/01/34	250,506
82,442		FNMA	4.500	05/01/34	86,463
179,733		FNMA	5.500	07/01/34	193,561
255,325		FNMA	5.500	07/01/34	274,969
320,021		FNMA	5.000	08/01/34	340,645
210,731		FNMA	6.000	08/01/34	232,114
43,570		FNMA	5.500	11/01/34	46,922
47,985		FNMA	5.500	12/01/34	51,677
599,445		FNMA	5.500	02/01/35	645,564
448,896		FNMA	6.000	04/01/35	494,445
276,228		FNMA	5.000	06/01/35	293,547
23,424	i	FNMA	4.570	07/01/35	24,767
1,077,730		FNMA	5.000	08/01/35	1,143,955
96,779		FNMA	4.500	09/01/35	101,198
76,104		FNMA	4.500	09/01/35	79,816
95,702		FNMA	4.500	12/01/35	100,072
96,669	i	FNMA	5.300	02/01/36	103,423
89,008		FNMA	5.000	05/01/36	94,338
311,946		FNMA	6.000	07/01/36	339,505
180,474		FNMA	5.500	09/01/36	194,359
195,003		FNMA	6.500	09/01/36	214,180
587,073		FNMA	6.000	10/01/36	638,937
214,556		FNMA	6.500	11/01/36	235,657
88,766	i	FNMA	5.680	12/01/36	95,121
167,055	i	FNMA	5.440	01/01/37	176,789
773,756		FNMA	5.500	01/01/37	831,836
28,057	i	FNMA	5.950	02/01/37	30,052
144,124		FNMA	6.000	02/01/37	156,856
40,691		FNMA	5.000	03/01/37	43,119
28,943	i	FNMA	5.890	03/01/37	30,853
35,646	i	FNMA	5.550	04/01/37	38,210
82,806		FNMA	7.000	05/01/37	92,096
214,483	i	FNMA	5.340	06/01/37	229,644
540,750		FNMA	5.500	06/01/37	581,225
207,947		FNMA	6.000	08/01/37	225,928
272,762		FNMA	5.500	09/01/37	293,178
701,728		FNMA	6.000	09/01/37	762,406
301,622		FNMA	6.500	10/01/37	330,814
42,123		FNMA	6.500	01/01/38	46,200
247,238		FNMA	7.000	02/01/38	274,974
285,076		FNMA	5.000	03/01/38	302,087
166,780		FNMA	5.000	03/01/38	176,732
224,972	i	FNMA	5.040	03/01/38	239,056
341,753		FNMA	5.500	03/01/38	367,333
59,226		FNMA	6.000	03/01/38	64,347

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 128,160		FNMA	6.500%	03/01/38	$140,536
127,152		FNMA	5.000	04/01/38	134,739
183,125		FNMA	4.500	05/01/38	190,198
72,431	i	FNMA	4.830	08/01/38	76,896
43,541	i	FNMA	5.300	08/01/38	46,526
93,055		FNMA	6.000	10/01/38	101,043
598,963		FNMA	5.500	11/01/38	643,795
191,073		FNMA	5.000	12/01/38	202,475
254,055		FNMA	6.000	01/01/39	275,864
119,218		FNMA	5.500	04/01/39	128,142
487,312		FNMA	4.500	07/01/39	505,982
1,150,308		FNMA	4.500	07/01/39	1,194,380
95,050		FNMA	5.000	07/01/39	100,824
1,443,964		FNMA	4.000	08/01/39	1,464,346
96,758		FNMA	4.500	08/01/39	100,465
93,851		FNMA	5.000	08/01/39	99,441
272,389		FNMA	5.000	09/01/39	288,616
340,335		FNMA	4.500	12/01/39	353,374
943,088		FNMA	4.500	12/01/39	979,221
245,676		FNMA	4.500	01/01/40	255,088
331,385		FNMA	5.000	01/01/40	351,506
148,767		FNMA	5.000	03/01/40	157,630
149,273		FNMA	4.500	04/01/40	154,969
99,702		FNMA	4.500	05/01/40	103,522
		Government National Mortgage Association (GNMA)
41,751		GNMA	5.000	02/15/18	44,818
42,580		GNMA	4.500	07/15/24	45,399
56,789		GNMA	4.000	08/15/24	59,592
151,440		GNMA	5.500	12/20/32	165,040
294,004		GNMA	5.500	05/15/33	320,032
49,295		GNMA	5.000	07/20/33	52,955
83,983		GNMA	5.000	08/15/33	90,271
43,799		GNMA	5.000	10/20/34	46,996
98,079		GNMA	5.500	05/20/35	106,616
68,115		GNMA	5.000	09/20/35	72,958
55,486		GNMA	5.500	03/15/36	60,173
213,814		GNMA	5.500	05/20/36	232,047
46,096		GNMA	6.500	06/15/36	50,736
83,173		GNMA	5.000	09/15/36	89,088
114,532		GNMA	6.000	09/15/36	125,280
90,273		GNMA	6.000	10/20/36	98,862
84,895		GNMA	5.000	12/15/36	90,751
96,598		GNMA	5.500	01/15/37	104,607
46,301		GNMA	6.500	04/15/37	50,882
196,589		GNMA	6.000	06/15/37	214,669
225,277		GNMA	6.000	08/20/37	246,329
160,989		GNMA	6.500	08/20/37	176,976
65,143		GNMA	5.000	02/20/38	69,431
69,817		GNMA	5.500	05/20/38	75,435
225,368		GNMA	5.500	07/20/38	243,502
194,059		GNMA	5.500	08/15/38	210,026
241,044		GNMA	6.000	08/20/38	263,240

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 296,883		GNMA	5.000%	10/15/38	$317,071
57,972		GNMA	5.500	10/15/38	62,742
86,526		GNMA	6.500	10/20/38	95,179
45,864		GNMA	5.500	11/15/38	49,638
32,786		GNMA	6.500	12/15/38	36,025
471,867		GNMA	4.500	03/15/39	492,615
93,222		GNMA	4.500	03/20/39	97,100
68,751	i	GNMA	5.000	03/20/39	73,075
231,756		GNMA	4.500	04/15/39	241,946
261,263		GNMA	4.000	05/15/39	266,080
72,990		GNMA	4.500	06/15/39	76,199
322,316		GNMA	5.000	06/15/39	344,234
186,254		GNMA	5.000	06/15/39	198,919
146,402		GNMA	5.000	06/15/39	156,357
92,893		GNMA	5.000	06/20/39	99,008
166,771		GNMA	4.500	07/15/39	174,103
139,326		GNMA	5.000	07/15/39	148,800
23,986		GNMA	4.500	07/20/39	24,984
210,110		GNMA	5.500	08/15/39	227,398
447,885		GNMA	6.000	08/15/39	488,936
254,893		GNMA	4.000	08/20/39	259,196
389,020		GNMA	5.000	08/20/39	414,607
172,977		GNMA	5.000	09/15/39	184,739
516,611		GNMA	5.000	09/20/39	550,589
146,483		GNMA	4.500	10/15/39	152,924
94,949		GNMA	5.000	10/15/39	101,405
121,768		GNMA	4.500	10/20/39	126,835
147,812		GNMA	4.500	11/15/39	154,311
171,770		GNMA	4.500	11/20/39	178,917
297,808		GNMA	4.500	12/15/39	310,902
162,776		GNMA	4.500	12/20/39	169,548
97,828		GNMA	5.500	01/20/40	105,694
99,732		GNMA	4.500	04/15/40	104,117
49,922		GNMA	4.500	05/20/40	52,000

		TOTAL MORTGAGE BACKED			56,854,231

MUNICIPAL BONDS - 0.5%
30,000		Los Angeles Unified School District	5.750	07/01/34	29,376
50,000		Municipal Electric Authority of Georgia	6.640	04/01/57	48,422
35,000		New Jersey State Turnpike Authority	7.410	01/01/40	42,634
130,000		New York State Dormitory Authority	5.630	03/15/39	131,304
100,000		State of California	6.200	10/01/19	104,537
85,000		State of California	7.550	04/01/39	91,209
50,000		State of California	7.630	03/01/40	54,024
300,000		State of Illinois	5.100	06/01/33	233,873
50,000		State of Texas	5.520	04/01/39	53,167

		TOTAL MUNICIPAL BONDS			788,546

U.S. TREASURY SECURITIES - 31.1%
148,500		United States Treasury Bond	8.750	08/15/20	222,634
125,700		United States Treasury Bond	7.880	02/15/21	179,928
125,000		United States Treasury Bond	8.130	05/15/21	182,266

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 122,000	United States Treasury Bond	8.130%	08/15/21	$178,463
259,100	United States Treasury Bond	8.000	11/15/21	376,829
127,000	United States Treasury Bond	7.250	08/15/22	176,947
446,000	United States Treasury Bond	7.130	02/15/23	617,501
1,050,000	United States Treasury Bond	6.250	08/15/23	1,361,063
280,000	United States Treasury Bond	6.880	08/15/25	388,500
759,000	United States Treasury Bond	5.380	02/15/31	933,807
1,235,000	United States Treasury Bond	4.500	02/15/36	1,364,290
236,000	United States Treasury Bond	5.000	05/15/37	281,283
144,000	United States Treasury Bond	4.380	02/15/38	155,700
518,000	United States Treasury Bond	3.500	02/15/39	481,173
241,000	United States Treasury Bond	4.500	08/15/39	265,439
100,000	United States Treasury Bond	4.380	11/15/39	107,953
825,000	United States Treasury Bond	4.630	02/15/40	927,351
88,000	United States Treasury Note	1.130	01/15/12	88,835
838,000	United States Treasury Note	1.380	02/15/12	849,457
573,000	United States Treasury Note	1.380	03/15/12	581,304
5,550,000	United States Treasury Note	1.000	03/31/12	5,592,068
325,000	United States Treasury Note	1.380	04/15/12	329,888
3,650,000	United States Treasury Note	1.000	04/30/12	3,677,374
137,000	United States Treasury Note	4.500	04/30/12	146,916
1,023,000	United States Treasury Note	1.380	05/15/12	1,038,026
200,000	United States Treasury Note	0.750	05/31/12	200,578
125,000	United States Treasury Note	4.750	05/31/12	134,932
539,000	United States Treasury Note	1.880	06/15/12	552,307
404,000	United States Treasury Note	1.500	07/15/12	411,354
125,000	United States Treasury Note	4.630	07/31/12	135,430
476,500	United States Treasury Note	1.750	08/15/12	487,556
230,000	United States Treasury Note	4.380	08/15/12	248,418
600,000	United States Treasury Note	1.380	09/15/12	609,140
165,000	United States Treasury Note	4.000	11/15/12	177,723
193,000	United States Treasury Note	3.630	12/31/12	206,977
160,000	United States Treasury Note	2.880	01/31/13	168,550
230,000	United States Treasury Note	3.880	02/15/13	248,454
577,000	United States Treasury Note	2.750	02/28/13	606,030
235,000	United States Treasury Note	2.500	03/31/13	245,648
209,000	United States Treasury Note	3.130	04/30/13	222,193
350,000	United States Treasury Note	1.380	05/15/13	354,267
750,000	United States Treasury Note	3.380	06/30/13	803,731
239,000	United States Treasury Note	4.250	08/15/13	262,620
500,000	United States Treasury Note	3.130	08/31/13	532,188
196,000	United States Treasury Note	3.130	09/30/13	208,679
165,000	United States Treasury Note	2.750	10/31/13	173,650
164,000	United States Treasury Note	2.000	11/30/13	168,356
183,000	United States Treasury Note	1.500	12/31/13	184,544
153,000	United States Treasury Note	1.880	04/30/14	155,761
750,000	United States Treasury Note	4.750	05/15/14	846,094
878,000	United States Treasury Note	2.250	05/31/14	905,918
169,000	United States Treasury Note	2.630	06/30/14	176,671
185,000	United States Treasury Note	2.630	07/31/14	193,311
117,000	United States Treasury Note	4.250	08/15/14	130,044
133,000	United States Treasury Note	2.380	08/31/14	137,499

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 4,910,000		United States Treasury Note	2.380%	09/30/14	$5,071,494
100		United States Treasury Note	2.500	03/31/15	104
1,800,000		United States Treasury Note	2.500	04/30/15	1,863,984
1,240,000		United States Treasury Note	2.130	05/31/15	1,261,316
1,080,000		United States Treasury Note	1.880	06/30/15	1,084,134
1,775,000		United States Treasury Note	4.250	08/15/15	1,984,809
176,000		United States Treasury Note	2.380	03/31/16	178,599
164,000		United States Treasury Note	5.130	05/15/16	191,380
1,040,000		United States Treasury Note	3.250	06/30/16	1,102,969
225,000		United States Treasury Note	3.250	07/31/16	238,518
236,000		United States Treasury Note	3.000	08/31/16	246,288
173,000		United States Treasury Note	4.630	11/15/16	197,436
178,400		United States Treasury Note	7.500	11/15/16	233,760
160,000		United States Treasury Note	8.750	05/15/17	225,175
180,000		United States Treasury Note	4.750	08/15/17	208,111
139,200		United States Treasury Note	8.880	08/15/17	198,273
1,437,000		United States Treasury Note	4.250	11/15/17	1,614,267
282,000		United States Treasury Note	3.500	02/15/18	301,453
224,000		United States Treasury Note	3.880	05/15/18	244,825
248,000		United States Treasury Note	4.000	08/15/18	272,781
415,300		United States Treasury Note	3.750	11/15/18	447,486
302,400		United States Treasury Note	2.750	02/15/19	301,266
130,100		United States Treasury Note	8.880	02/15/19	191,735
428,200		United States Treasury Note	3.130	05/15/19	437,132
181,100		United States Treasury Note	3.630	08/15/19	191,499
151,300		United States Treasury Note	8.130	08/15/19	215,555
1,377,000		United States Treasury Note	3.630	02/15/20	1,454,886
400,000		United States Treasury Note	3.500	05/15/20	418,624
790,000		United States Treasury Note	4.380	05/15/40	854,432

		TOTAL U.S. TREASURY SECURITIES			51,625,909

		TOTAL GOVERNMENT BONDS			123,817,501

		(Cost $120,401,157)

STRUCTURED ASSETS - 3.4%

ASSET BACKED - 0.3%
190,000		Chase Issuance Trust	2.400	06/17/13	192,692
		Series - 2009 A3 (Class A3)
135,000		CitiBank Credit Card Issuance Trust	4.900	06/23/16	149,013
		Series - 2009 A4 (Class A4)
100,000		Discover Card Master Trust	5.650	03/16/20	115,029
		Series - 2007 A1 (Class A1)
100,000		Ford Credit Auto Owner Trust	5.600	10/15/12	105,822
		Series - 2007 A (Class B)

		TOTAL ASSET BACKED			562,556

OTHER MORTGAGE BACKED - 3.1%
105,000	i	Banc of America Commercial Mortgage, Inc	5.890	07/10/44	106,654
		Series - 2006 3 (Class A4)
200,000	i	Banc of America Commercial Mortgage, Inc	5.870	04/10/49	199,733
		Series - 2007 2 (Class A4)
50,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	51,764
		Series - 2005 PWR8 (Class A4)
125,000	i	Bear Stearns Commercial Mortgage Securities	5.470	01/12/45	129,337
		Series - 2007 T26 (Class A4)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 125,000	i	Commercial Mortgage Pass Through Certificates	6.010%	12/10/49	$129,199
		Series - 2007 C9 (Class A4)
715,000	i	Credit Suisse Mortgage Capital Certificates	5.910	06/15/39	734,098
		Series - 2007 C3 (Class A2)
190,000		Credit Suisse Mortgage Capital Certificates	5.470	09/15/39	186,727
		Series - 2006 C4 (Class A3)
180,000	i	Greenwich Capital Commercial Funding	5.320	06/10/36	192,409
		Series - 0 GG1 (Class A7)
200,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	172,124
		Series - 2006 GG7 (Class AM)
534,952		Greenwich Capital Commercial Funding Corp	5.380	03/10/39	554,584
		Series - 2007 GG9 (Class A2)
150,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	150,274
		Series - 2007 GG9 (Class A4)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.430	12/12/43	128,699
		Series - 2006 CB17 (Class A4)
45,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	44,476
		Series - 2006 LDP9 (Class A3)
50,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	48,918
		Series - 2007 LD11 (Class A4)
380,000		LB-UBS Commercial Mortgage Trust	5.160	02/15/31	395,295
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.370	09/15/39	129,270
		Series - 2006 C6 (Class A4)
675,000	i	LB-UBS Commercial Mortgage Trust	5.490	02/15/40	556,410
		Series - 2007 C2 (Class AM)
225,000	i	Merrill Lynch Mortgage Trust	5.400	11/12/37	191,535
		Series - 2005 CKI1 (Class AJ)
450,000	i	Merrill Lynch Mortgage Trust	6.020	06/12/50	465,609
		Series - 2007 C1 (Class A3)
50,000	i	Morgan Stanley Capital I	5.690	04/15/49	48,230
		Series - 2007 IQ14 (Class A4)
325,000	i	Wachovia Bank Commercial Mortgage Trust	5.420	01/15/45	338,890
		Series - 2006 C23 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	191,607
		Series - 2007 C33 (Class A5)

		TOTAL OTHER MORTGAGE BACKED			5,145,842

		TOTAL STRUCTURED ASSETS			5,708,398

		(Cost $5,437,931)

		TOTAL BONDS			164,866,474

		(Cost $160,339,004)

		TOTAL INVESTMENTS - 99.3%			164,866,474
		(Cost $160,339,004)
		OTHER ASSETS & LIABILITIES, NET - 0.7%			1,185,780

		NET ASSETS - 100.0%			$166,052,254

	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At June 30, 2010 the value of these securities amounted to $372,662 or 0.22% of net assets.

	i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.0%

BANKER’S ACCEPTANCES - 1.8%
$ 6,387,000	JPMorgan Chase Bank NA		08/30/10	$6,382,742
1,000,000	JPMorgan Chase Bank NA		09/07/10	999,414
1,018,000	JPMorgan Chase Bank NA		11/22/10	1,015,964
1,626,410	US Bank NA		08/02/10	1,625,788
2,115,871	US Bank NA		08/03/10	2,115,037
1,237,408	US Bank NA		08/10/10	1,236,817
2,723,560	US Bank NA		08/16/10	2,721,960
1,147,118	US Bank NA		08/23/10	1,146,324
1,470,000	US Bank NA		11/02/10	1,467,266
1,415,000	US Bank NA		11/15/10	1,411,608
2,457,690	Wachovia Bank NA		09/07/10	2,456,297

	TOTAL BANKER’S ACCEPTANCES			22,579,217

CERTIFICATE OF DEPOSIT - 10.1%
7,000,000	Bank of Montreal	0.280%	07/20/10	7,000,000
5,000,000	Bank of Montreal	0.290	07/20/10	5,000,000
2,430,000	Bank of Montreal	0.260	07/23/10	2,430,000
5,000,000	Bank of Nova Scotia	0.300	07/27/10	5,000,000
5,000,000	Bank of Nova Scotia	0.410	08/17/10	5,000,000
5,000,000	Bank of Nova Scotia	0.440	08/24/10	5,000,000
6,295,000	Bank of Nova Scotia	0.470	09/01/10	6,295,000
5,000,000	Bank of Nova Scotia	0.420	09/17/10	5,000,000
5,000,000	Barclays Bank plc	0.620	07/01/10	5,000,000
3,500,000	Barclays Bank plc	0.580	08/18/10	3,500,000
2,000,000	BNP Paribas	0.290	08/19/10	1,999,973
10,000,000	Canadian Imperial Bank of Commerce	0.340	08/09/10	10,000,000
7,455,000	Lloyds TSB Bank plc	0.280	07/19/10	7,454,999
5,000,000	Rabobank Nederland NV	0.220	07/07/10	5,000,000
3,560,000	Rabobank Nederland NV	0.220	07/08/10	3,560,000
5,000,000	Rabobank Nederland NV	0.360	09/02/10	5,000,000
5,000,000	Royal Bank of Canada	0.330	09/03/10	5,000,000
5,515,000	Royal Bank of Scotland plc	0.320	07/12/10	5,515,000
9,500,000	Toronto-Dominion Bank	0.250	07/08/10	9,500,000
6,830,000	Toronto-Dominion Bank	0.250	07/16/10	6,830,000
10,000,000	Toronto-Dominion Bank	0.320	08/06/10	10,000,000
6,600,000	Toronto-Dominion Bank	0.450	09/10/10	6,600,000

	TOTAL CERTIFICATE OF DEPOSIT			125,684,972

COMMERCIAL PAPER - 35.6%
2,300,000	American Honda Finance Corp		07/19/10	2,299,678
3,765,000	American Honda Finance Corp		08/05/10	3,763,902
3,715,000	American Honda Finance Corp		09/02/10	3,712,790
3,780,000	American Honda Finance Corp		09/14/10	3,777,322
5,000,000	Australia & New Zealand Banking Group Ltd		09/07/10	4,995,561

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 5,000,000	Bank of Nova Scotia		08/18/10	$4,997,133
5,675,000	BNP Paribas Finance, Inc		07/12/10	5,674,518
2,430,000	BNP Paribas Finance, Inc		07/14/10	2,429,759
4,000,000	Coca-Cola Co		07/19/10	3,999,520
5,000,000	Coca-Cola Co		08/06/10	4,998,750
5,900,000	Coca-Cola Co		08/19/10	5,897,912
4,500,000	Coca-Cola Co		08/23/10	4,498,178
10,640,000	Coca-Cola Co		08/31/10	10,634,771
5,000,000	Coca-Cola Co		09/13/10	4,996,917
5,000,000	Commonwealth Bank of Australia		09/10/10	4,995,365
5,000,000	Commonwealth Bank of Australia		09/21/10	4,994,761
5,000,000	Commonwealth Bank of Australia		09/27/10	4,993,889
5,000,000	Commonwealth Bank of Australia		09/29/10	4,995,000
3,274,000	Fairway Finance LLC		07/08/10	3,273,777
2,000,000	Fairway Finance LLC		07/12/10	1,999,823
3,280,000	Fairway Finance LLC		07/13/10	3,279,672
2,140,000	General Electric Capital Corp		07/22/10	2,139,675
10,000,000	General Electric Capital Corp		07/26/10	9,997,779
2,380,000	General Electric Capital Corp		08/20/10	2,379,008
5,000,000	General Electric Capital Corp		08/27/10	4,997,783
6,725,000	General Electric Co		09/21/10	6,719,907
5,000,000	International Business Machines Corp		07/02/10	4,999,973
5,000,000	International Business Machines Corp		07/07/10	4,999,867
6,000,000	Johnson & Johnson		08/02/10	5,998,773
3,126,000	Merck & Co, Inc		07/26/10	3,125,457
4,945,000	National Australia Funding(Delaware)		08/20/10	4,942,253
1,960,000	National Australia Funding(Delaware)		08/23/10	1,958,658
10,000,000	National Australia Funding(Delaware)		09/16/10	9,991,337
4,000,000	Nestle Capital Corp		07/13/10	3,999,680
1,310,000	Nestle Capital Corp		07/19/10	1,309,843
5,000,000	Nestle Capital Corp		07/20/10	4,999,367
5,000,000	Nestle Capital Corp		08/05/10	4,998,444
10,175,000	Nestle Capital Corp		09/03/10	10,168,036
3,000,000	Nestle Capital Corp		09/08/10	2,998,160
5,140,000	Nestle Capital Corp		09/14/10	5,136,466
6,000,000	Nestle Capital Corp		09/21/10	5,996,310
700,000	Old Line Funding LLC		07/08/10	699,966
2,000,000	Old Line Funding LLC		07/09/10	1,999,880
3,000,000	Old Line Funding LLC		07/12/10	2,999,753
2,218,000	Old Line Funding LLC		07/13/10	2,217,793
4,900,000	Old Line Funding LLC		08/12/10	4,897,828
5,000,000	Old Line Funding LLC		08/20/10	4,997,361
7,050,000	Old Line Funding LLC		09/07/10	7,043,647
10,000,000	Old Line Funding LLC		09/09/10	9,990,666
2,900,000	Private Export Funding Corp		07/06/10	2,899,923
3,825,000	Private Export Funding Corp		07/26/10	3,824,389
15,155,000	Private Export Funding Corp		08/05/10	15,151,082
5,000,000	Private Export Funding Corp		08/09/10	4,998,483
3,940,000	Private Export Funding Corp		09/10/10	3,937,669
5,000,000	Private Export Funding Corp		09/13/10	4,996,917
2,620,000	Private Export Funding Corp		09/14/10	2,618,363
3,425,000	Procter & Gamble International Funding S.C.A		07/01/10	3,425,000

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 3,000,000	Procter & Gamble International Funding S.C.A		07/09/10	$2,999,820
5,155,000	Procter & Gamble International Funding S.C.A		07/14/10	5,154,553
13,000,000	Procter & Gamble International Funding S.C.A		07/21/10	12,998,772
5,000,000	Procter & Gamble International Funding S.C.A		07/22/10	4,999,563
5,000,000	Province of Ontario Canada		08/31/10	4,998,051
7,575,000	Province of Ontario Canada		09/20/10	7,570,569
10,000,000	Rabobank USA Financial Corp		07/06/10	9,999,667
5,100,000	Rabobank USA Financial Corp		08/11/10	5,097,909
2,080,000	Royal Bank of Canada		07/01/10	2,080,000
8,000,000	Royal Bank of Canada		07/13/10	7,999,333
6,000,000	Royal Bank of Canada		08/24/10	5,996,490
5,000,000	Royal Bank of Canada		10/19/10	4,994,806
1,455,000	Santander Central Hispano Finance Delaware, Inc		10/12/10	1,452,835
3,000,000	Santander Central Hispano Finance Delaware, Inc		10/14/10	2,995,319
1,400,000	Sheffield Receivables Corp		07/13/10	1,399,874
8,525,000	Sheffield Receivables Corp		07/14/10	8,524,124
5,000,000	Sheffield Receivables Corp		09/09/10	4,995,236
5,600,000	Sheffield Receivables Corp		09/10/10	5,594,588
3,500,000	Straight-A Funding LLC		07/01/10	3,500,000
4,695,000	Straight-A Funding LLC		07/12/10	4,694,627
10,000,000	Straight-A Funding LLC		07/15/10	9,998,989
3,000,000	Straight-A Funding LLC		07/20/10	2,999,462
2,000,000	Straight-A Funding LLC		07/27/10	1,999,567
8,000,000	Straight-A Funding LLC		08/27/10	7,994,553
1,000,000	Straight-A Funding LLC		09/09/10	999,242
4,500,000	Straight-A Funding LLC		09/14/10	4,496,344
2,200,000	Straight-A Funding LLC		09/14/10	2,198,167
1,600,000	Straight-A Funding LLC		09/20/10	1,598,596
5,000,000	Toronto-Dominion Holdings USA, Inc		08/12/10	4,998,542
2,385,000	US Bank NA		07/01/10	2,385,000
6,335,000	US Bank NA		08/10/10	6,332,607
1,984,000	Wal-Mart Stores, Inc		07/06/10	1,983,945
3,850,000	Wal-Mart Stores, Inc		07/13/10	3,849,807
3,000,000	Wal-Mart Stores, Inc		07/14/10	2,999,816
5,000,000	Westpac Banking Corp		08/25/10	4,997,097
3,000,000	Westpac Banking Corp		08/30/10	2,998,400

	TOTAL COMMERCIAL PAPER			444,640,764

INTEREST BEARING SHORT TERM - 0.2%
2,000,000	Svensk Exportkredit AB	4.500%	09/27/10	2,018,571

	TOTAL INTEREST BEARING SHORT TERM			2,018,571

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 35.2%
550,000	Federal Farm Credit Bank (FFCB)		07/09/10	549,976
10,000,000	Federal Home Loan Bank (FHLB)		07/02/10	9,999,945
5,282,000	FHLB		07/07/10	5,281,844
4,000,000	FHLB		07/09/10	3,999,853
5,000,000	FHLB		07/14/10	4,999,657
4,400,000	FHLB		07/16/10	4,399,633
5,030,000	FHLB		07/21/10	5,029,497
5,126,000	FHLB		07/28/10	5,125,289
10,600,000	FHLB		07/30/10	10,598,298

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 10,310,000	FHLB		08/04/10	$10,308,200
3,500,000	FHLB		08/11/10	3,499,335
5,000,000	FHLB		08/13/10	4,998,806
6,640,000	FHLB		08/18/10	6,638,309
1,240,000	FHLB		08/25/10	1,239,507
5,000,000	FHLB		09/10/10	4,998,472
5,000,000	FHLB		09/15/10	4,995,778
4,000,000	FHLB		09/16/10	3,996,492
8,075,000	FHLB		09/17/10	8,070,794
5,000,000	FHLB		09/24/10	4,997,993
400,000	FHLB		10/25/10	399,575
905,000	FHLB		11/05/10	904,010
300,000	FHLB		03/07/11	299,004
1,642,000	Federal Home Loan Mortgage Corp (FHLMC)		07/01/10	1,642,000
5,980,000	FHLMC		07/06/10	5,979,863
1,260,000	FHLMC		07/07/10	1,259,961
11,250,000	FHLMC		07/09/10	11,249,504
3,100,000	FHLMC		07/12/10	3,099,796
7,300,000	FHLMC		07/16/10	7,299,379
8,000,000	FHLMC		07/19/10	7,999,235
8,500,000	FHLMC		07/23/10	8,498,891
5,250,000	FHLMC		07/26/10	5,249,326
2,400,000	FHLMC		07/27/10	2,399,653
3,000,000	FHLMC		08/02/10	2,999,707
9,185,000	FHLMC		08/03/10	9,183,421
1,330,000	FHLMC		08/09/10	1,329,669
5,395,000	FHLMC		08/10/10	5,393,844
1,000,000	FHLMC		08/11/10	999,738
3,000,000	FHLMC		08/13/10	2,999,283
5,400,000	FHLMC		08/16/10	5,398,707
4,521,000	FHLMC		08/17/10	4,520,005
1,700,000	FHLMC		08/18/10	1,699,501
8,192,000	FHLMC		08/23/10	8,189,662
8,950,000	FHLMC		08/24/10	8,947,143
5,000,000	FHLMC		08/25/10	4,998,510
7,261,000	FHLMC		09/01/10	7,258,265
2,000,000	FHLMC		09/07/10	1,999,018
11,000,000	FHLMC		09/08/10	10,995,189
13,000,000	FHLMC		09/13/10	12,993,760
1,250,000	FHLMC		09/14/10	1,249,505
300,000	FHLMC		09/16/10	299,840
2,539,000	FHLMC		09/20/10	2,537,912
5,000,000	FHLMC		09/28/10	4,997,775
2,600,000	FHLMC		10/05/10	2,598,336
3,400,000	FHLMC		10/06/10	3,398,076
2,100,000	FHLMC		10/12/10	2,098,318
1,900,000	FHLMC		10/15/10	1,898,713
2,700,000	FHLMC		10/20/10	2,698,335
5,000,000	FHLMC		10/25/10	4,995,328
1,360,000	FHLMC		10/26/10	1,358,851
3,000,000	FHLMC		11/16/10	2,996,320
1,000,000	FHLMC		11/18/10	998,756

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 3,000,000		Federal National Mortgage Association (FNMA)		07/07/10	$2,999,905
5,600,000		FNMA		07/08/10	5,599,804
452,000		FNMA		07/09/10	451,978
1,550,000		FNMA		07/14/10	1,549,888
4,929,000		FNMA		07/21/10	4,928,452
992,000		FNMA		07/26/10	991,842
4,295,000		FNMA		07/27/10	4,294,380
11,063,000		FNMA		07/28/10	11,061,305
2,395,000		FNMA		08/02/10	2,394,574
1,525,000		FNMA		08/03/10	1,524,749
2,700,000		FNMA		08/04/10	2,699,567
11,968,000		FNMA		08/11/10	11,965,103
9,576,000		FNMA		08/16/10	9,573,204
3,375,000		FNMA		08/18/10	3,374,090
10,740,000		FNMA		08/25/10	10,737,136
440,000		FNMA		08/31/10	439,814
4,916,000		FNMA		09/01/10	4,913,996
500,000		FNMA		09/13/10	499,702
7,115,000		FNMA		09/15/10	7,111,948
2,235,000		FNMA		09/20/10	2,233,767
19,110,000		FNMA		09/22/10	19,101,113
1,619,000		FNMA		09/27/10	1,617,958
4,900,000		FNMA		09/30/10	4,898,018
5,150,000		FNMA		10/01/10	5,147,222
5,000,000		FNMA		10/04/10	4,995,778
4,400,000		FNMA		10/05/10	4,397,331
1,000,000		FNMA		10/13/10	999,191
2,600,000		FNMA		10/15/10	2,597,945
500,000		FNMA		10/18/10	499,546
3,000,000		FNMA		10/25/10	2,997,583
2,327,000		FNMA		11/03/10	2,324,576
1,094,000		FNMA		11/24/10	1,092,447
7,475,000		FNMA		12/01/10	7,462,127
2,284,000		FNMA		12/03/10	2,279,771
1,500,000		FNMA		01/18/11	1,497,069
1,150,000		FNMA		03/01/11	1,146,274
2,125,000		FNMA		04/11/11	2,117,456
945,000		FNMA		04/26/11	941,311
810,000		FNMA		05/02/11	806,706

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			438,303,988

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 3.6%
5,000,000	i	Federal Farm Credit Bank (FFCB)	0.250%	05/16/11	4,999,349
5,000,000	i	FFCB	0.400	06/01/11	4,997,710
8,920,000	i	FFCB	0.260	07/15/11	8,919,473
2,555,000		Federal Home Loan Bank (FHLB)	1.060	07/13/10	2,555,437
9,000,000	i	FHLB	0.300	05/26/11	9,000,000
9,500,000	i	FHLB	0.350	06/01/11	9,501,759
5,000,000	i	FHLB	0.250	07/11/11	4,999,193

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			44,972,921

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

U.S. TREASURY BILLS - 12.3%
$10,285,000		United States Cash Management Bill		07/15/10	$10,284,345
9,500,000		United States Treasury Bill		07/29/10	9,498,810
18,850,000		United States Treasury Bill		08/19/10	18,846,687
13,685,000		United States Treasury Bill		08/26/10	13,681,386
9,650,000		United States Treasury Bill		09/02/10	9,646,524
5,780,000		United States Treasury Bill		09/16/10	5,777,629
5,970,000		United States Treasury Bill		09/23/10	5,968,301
8,000,000		United States Treasury Bill		09/30/10	7,996,278
2,000,000		United States Treasury Bill		10/21/10	1,998,538
6,650,000		United States Treasury Bill		11/04/10	6,646,974
6,000,000		United States Treasury Bill		11/12/10	5,996,669
17,845,000		United States Treasury Bill		11/18/10	17,830,796
10,000,000		United States Treasury Bill		11/26/10	9,992,251
5,000,000		United States Treasury Note	2.750%	07/31/10	5,009,703
17,025,000		United States Treasury Note	1.250	11/30/10	17,091,615
6,500,000		United States Treasury Note	0.880	01/31/11	6,519,770

		TOTAL U.S. TREASURY BILLS			152,786,276

VARIABLE NOTES - 1.2%
5,000,000	i	Barclays Bank plc	0.510	01/11/11	5,000,000
10,000,000	i	Westpac Banking Corp NY	0.380	10/07/10	10,000,000

		TOTAL VARIABLE NOTES			15,000,000

		TOTAL SHORT-TERM INVESTMENTS			1,245,986,709

		(Cost $1,245,986,709)

		TOTAL INVESTMENTS- 100.0%			1,245,986,709
		(Cost $1,245,986,709)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			611,724

		NET ASSETS - 100.0%			$1,246,598,433

i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS—Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of forty-nine series (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Funds (other than the Money Market Fund) may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Trustees”), pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock – Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange, on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities – Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments – Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in Registered Investment Companies – These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts – Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. As of June 30, 2010, there were no significant transfers between levels by the Funds.

As of June 30, 2010, 100% of the investments in the Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund, Real Estate Securities Fund and the Managed Allocation Fund were valued based on Level 1 inputs.

As of June 30, 2010, 100% of the investments in the High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, International Equity Fund and the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Growth & Income
Domestic Common Stocks*	$1,466,226,124	$-	$-	$1,466,226,124
Foreign Common Stocks
Chemicals and Allied Products	-	10,937,796	-	10,937,796
Food and Kindred Products	-	15,068,144	-	15,068,144
Oil and Gas Extraction	-	1,871,894	-	1,871,894

Total	$1,466,226,124	$27,877,834	$-	$1,494,103,958

Large-Cap Growth
Domestic Common Stocks*	737,803,320	-	-	737,803,320
Foreign Common Stocks
Business Services	-	2,331,047	-	2,331,047
Oil and Gas Extraction	-	3,717,187	-	3,717,187

Total	$737,803,320	$6,048,234	$-	$743,851,554

Large-Cap Value
Domestic Common Stocks*	$1,317,004,547	$-	$-	$1,317,004,547
Foreign Common Stocks
Business Services	-	362,274	-	362,274
Chemicals and Allied Products	-	10,109,402	-	10,109,402
Communications	-	2,095,628	-	2,095,628
Depository Institutions	-	6,022,651	-	6,022,651
Educational Services	-	4,526,433	-	4,526,433
Electronic and Other Electric Equipment	-	1,031,161	-	1,031,161
Hotels and Other Lodging Places	-	3,705,680	-	3,705,680
Oil and Gas Extraction	-	6,347,482	-	6,347,482
Real Estate	-	510,781	-	510,781
Rubber and Miscellaneous Plastic Products		4,094,660	-	4,094,660

Total	$1,317,004,547	$38,806,152	$-	$1,355,810,699

Mid-Cap Growth
Domestic Common Stocks*	$768,997,083	$-	$-	$768,997,083
Foreign Common Stocks
Business Services	-	7,909,418	-	7,909,418
Heavy Construction, Except Building	-	3,587,550	-	3,587,550
Oil and Gas Extraction	-	13,318,822	-	13,318,822

Total	$768,997,083	$24,815,790	$-	$793,812,873

Mid-Cap Value
Domestic Common Stocks*	$1,672,436,110	$-	$-	$1,672,436,110
Foreign Common Stocks
Chemicals and Allied Products	-	6,548,846	-	6,548,846
Coal Mining	-	13,590,997	-	13,590,997
Health Services	-	2,343,329	-	2,343,329
Metal Mining	-	5,644,920	-	5,644,920
Oil and Gas Extraction	-	15,280,096	-	15,280,096
Primary Metal Industries	-	3,808,241	-	3,808,241
Printing and Publishing	-	7,496,510	-	7,496,510
Rubber and Miscellaneous Plastic Products	-	16,257,540	-	16,257,540

Total	$1,672,436,110	$70,970,479	$-	$1,743,406,589

Small-Cap Blend Index
Domestic Common Stocks*	$652,923,565	$-	$-	$652,923,565
Foreign Common Stocks
Electronic and Other Electric Equipment	-	1	-	1

Total	$652,923,565	$1	$-	$652,923,566

	Level 1	Level 2	Level 3	Total

International Equity Index
Domestic Common Stocks*
Holding and Other Investment Offices	$37,645,659	$-	$-	$37,645,659
Transportation by Air	759	-	-	759
Foreign Common Stocks	-	1,394,089,809	-	1,394,089,809
Futures**	(110,895)	-	-	(110,895)

Total	$37,535,523	$1,394,089,809	$-	$1,431,625,332

Enhanced International Equity Index
Domestic Common Stocks*
Chemicals and Allied Products	$5,512,136	$-	$-	$5,512,136
Communications	6,547,078	-	-	6,547,078
Holding and Other Investment Offices	1,274,374	-	-	1,274,374
Petroleum and Coal Products	4,756,854	-	-	4,756,854
Foreign Common Stocks	-	439,630,741	-	439,630,741

Total	$18,090,442	$439,630,741	$-	$457,721,183

Bond
Corporate Bonds	$-	$850,363,787	$-	$850,363,787
Government Bonds	-	1,763,325,688	-	1,763,325,688
Structured Assets	-	181,138,056	-	181,138,056
Preferred Stocks	155,147	-	-	155,147
Short-term investments	-	528,805,748	-	528,805,748

Total	$155,147	$3,323,633,279	$-	$3,323,788,426

Bond Plus
Bank Loan Obligations	$-	$4,878,186	$-	$4,878,186
Corporate Bonds	-	200,609,389	-	200,609,389
Government Bonds	-	278,235,592	-	278,235,592
Structured Assets	-	56,263,844	-	56,263,844
Preferred Stocks	50,677	-	-	50,677
Investments in Registered Investment Companies	4,738,051	-		4,738,051
Short-term investments	-	62,024,357	-	62,024,357

Total	$4,788,728	$602,011,368	$-	$606,800,096

Short-Term Bond
Corporate Bonds	$-	$133,300,318	$-	$133,300,318
Government Bonds	-	231,362,436	-	231,362,436
Structured Assets	-	14,127,361	-	14,127,361
Preferred Stocks	24,337	-	-	24,337

Total	$24,337	$378,790,115	$-	$378,814,452

* Includes American Depository Receipts

** Futures contracts are derivatives instruments not reflected in the Schedule of Investments. They are valued at the unrealized appreciation/depreciation on the instrument.

Please see the Schedule of Investments for a detailed breakout by industry.

Note 3—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the Investment Company Act of 1940, as amended. Additionally, investments in other investment companies advised by Advisors are considered affiliated entities. Information regarding transactions with affiliated companies is as follows:

Issue	Value at September 30, 2009	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at June 30, 2010	Value at June 30, 2010

International Equity Fund
Tecan Group AG.	*	$43,771,501	$117,445	$24,372	$714,289	$250,001	767,289	$48,852,642

		$43,771,501	$117,445	$24,372	$714,289	$250,001		$48,852,642

Real Estate Securities Fund
Thomas Properties Group	*	$11,703,372	$—	$—	$—	$—	3,850,000	$12,743,500

		$11,703,372	$—	$—	$—	$—		$12,743,500

Bond Plus Fund
TIAA-CREF High Yield Fund	$4,369,815	$271,500	$—	$—	$271,500	$—	512,776	$4,738,051

		$271,500	$—	$—	$271,500	$—		$4,738,051

* Not an Affiliate as of September 30, 2009

Note 4—investments

At June 30, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth & Income	$1,567,214,686	$65,272,935	$(138,383,663)	$(73,110,728)
International Equity	2,060,936,807	66,729,761	(189,397,318)	(122,667,557)
Large-Cap Growth	759,819,907	42,407,538	(58,375,891)	(15,968,353)
Large-Cap Value	1,535,374,087	39,697,867	(219,261,255)	(179,563,388)
Mid-Cap Growth	783,189,663	72,914,713	(62,291,503)	10,623,210
Mid-Cap Value	1,800,452,786	110,919,758	(167,965,955)	(57,046,197)
Small-Cap Equity	840,563,376	60,492,530	(85,111,151)	(24,618,621)
Large-Cap Growth Index	486,454,556	36,187,768	(49,099,122)	(12,911,354)
Large-Cap Value Index	692,588,192	9,291,676	(148,893,996)	(139,602,320)
Equity Index	1,698,502,766	178,583,873	(217,830,961)	(39,247,088)
S&P 500 Index	1,310,161,931	78,383,930	(265,536,632)	(187,152,702)
Small-Cap Blend Index	716,868,167	64,516,017	(128,460,618)	(63,944,601)
International Equity Index	1,728,590,918	46,052,318	(342,907,009)	(296,854,691)
Enhanced International Equity Index	500,491,878	10,627,432	(53,398,127)	(42,770,695)
Enhanced Large-Cap Growth Index	611,337,917	37,122,663	(31,813,277)	5,309,386
Enhanced Large-Cap Value Index	617,680,689	33,186,890	(33,642,828)	(455,938)
Social Choice Equity	833,749,459	49,164,614	(109,510,154)	(60,345,540)
Real Estate Securities	646,361,387	15,394,727	(86,326,549)	(70,931,822)
Managed Allocation	523,789,837	8,942,401	(41,946,611)	(33,004,210)
Bond	3,222,968,336	126,589,276	(25,769,186)	100,820,090
Bond Plus	595,444,193	26,505,404	(15,149,501)	11,355,903
Short-Term Bond	374,266,406	10,615,840	(6,067,794)	4,548,046
High-Yield	596,796,301	23,450,378	(6,826,934)	16,623,444
Tax-Exempt Bond	289,684,713	9,582,098	(1,848,730)	7,733,368
Inflation-Linked Bond	967,962,908	53,134,592	—	53,134,592
Bond Index	160,339,004	4,745,762	(218,292)	4,527,470

At June 30, 2010, the Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/ (Loss)

Large-Cap Value Index Fund	S & P 500 E-Mini Index Futures Sep10 XIOM	17	$872,610	September 2010	$(39,266)

Equity Index Fund	S & P 500 E-Mini Index Futures Sep10 XIOM	13	667,290	September 2010	(33,539)

S&P 500 Index Fund	S & P 500 E-Mini Index Futures Sep10 XIOM	52	2,669,160	September 2010	(114,829)

International Equity Index Fund	MSCI EAFE E-Mini Index Futures Sep10 XIOM	43	2,827,680	September 2010	(110,895)

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 38.3%
16,642,484	TIAA-CREF Bond Fund	$174,579,656
1,626,576	TIAA-CREF High-Yield Fund	15,029,563

	TOTAL FIXED INCOME	189,609,219

INFLATION-PROTECTED ASSETS - 6.0%
2,719,221	TIAA-CREF Inflation-Linked Bond Fund	29,802,661

	TOTAL INFLATION-PROTECTED ASSETS	29,802,661

INTERNATIONAL EQUITY - 12.5%
5,302,750	TIAA-CREF Enhanced International Equity Index Fund	30,808,979
4,103,462	TIAA-CREF International Equity Fund	30,940,103

	TOTAL INTERNATIONAL EQUITY	61,749,082

SHORT-TERM FIXED INCOME - 6.0%
4,944,565	TIAA-CREF Money Market Fund	4,944,565
2,413,310	TIAA-CREF Short-Term Bond Fund	24,881,223

	TOTAL SHORT-TERM FIXED INCOME	29,825,788

U.S. EQUITY - 36.8%
5,393,568	TIAA-CREF Enhanced Large-Cap Growth Index Fund	41,422,600
6,200,239	TIAA-CREF Enhanced Large-Cap Value Index Fund	42,099,625
3,196,013	TIAA-CREF Growth & Income Fund	23,682,454
3,322,082	TIAA-CREF Large-Cap Growth Fund	27,573,283
2,647,655	TIAA-CREF Large-Cap Value Fund	28,038,663
134,344	TIAA-CREF Mid-Cap Growth Fund	1,961,415
163,514	TIAA-CREF Mid-Cap Value Fund	2,215,614
1,325,382	TIAA-CREF Small-Cap Equity Fund	14,778,010

	TOTAL U.S. EQUITY	181,771,664

	TOTAL TIAA-CREF FUNDS (Cost $494,722,391)	492,758,414

	TOTAL INVESTMENTS - 99.6% (Cost $494,722,391)	492,758,414
	OTHER ASSETS & LIABILITIES, NET - 0.4%	1,736,707

	NET ASSETS - 100.0%	$494,495,121

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 34.4%
17,241,686	TIAA-CREF Bond Fund	$180,865,286
2,254,200	TIAA-CREF High-Yield Fund	20,828,807

	TOTAL FIXED INCOME	201,694,093

INFLATION-PROTECTED ASSETS - 4.0%
2,153,866	TIAA-CREF Inflation-Linked Bond Fund	23,606,372

	TOTAL INFLATION-PROTECTED ASSETS	23,606,372

INTERNATIONAL EQUITY - 14.6%
7,319,640	TIAA-CREF Enhanced International Equity Index Fund	42,527,106
5,699,091	TIAA-CREF International Equity Fund	42,971,148

	TOTAL INTERNATIONAL EQUITY	85,498,254

SHORT-TERM FIXED INCOME - 4.0%
2,293,170	TIAA-CREF Short-Term Bond Fund	23,642,586

	TOTAL SHORT-TERM FIXED INCOME	23,642,586

U.S. EQUITY - 42.7%
7,420,017	TIAA-CREF Enhanced Large-Cap Growth Index Fund	56,985,729
8,538,840	TIAA-CREF Enhanced Large-Cap Value Index Fund	57,978,720
4,397,979	TIAA-CREF Growth & Income Fund	32,589,027
4,568,161	TIAA-CREF Large-Cap Growth Fund	37,915,737
3,645,258	TIAA-CREF Large-Cap Value Fund	38,603,282
186,169	TIAA-CREF Mid-Cap Growth Fund	2,718,074
225,534	TIAA-CREF Mid-Cap Value Fund	3,055,983
1,825,920	TIAA-CREF Small-Cap Equity Fund	20,359,004

	TOTAL U.S. EQUITY	250,205,556

	TOTAL TIAA-CREF FUNDS (Cost $593,131,896)	584,646,861

	TOTAL INVESTMENTS - 99.7% (Cost $593,131,896)	584,646,861
	OTHER ASSETS & LIABILITIES, NET - 0.3%	1,906,123

	NET ASSETS - 100.0%	$586,552,984

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds

2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 30.4%
16,649,398	TIAA-CREF Bond Fund	$174,652,183
2,711,661	TIAA-CREF High-Yield Fund	25,055,749

	TOTAL FIXED INCOME	199,707,932

INFLATION-PROTECTED ASSETS - 2.0%
1,205,663	TIAA-CREF Inflation-Linked Bond Fund	13,214,063

	TOTAL INFLATION-PROTECTED ASSETS	13,214,063

INTERNATIONAL EQUITY - 16.6%
9,370,127	TIAA-CREF Enhanced International Equity Index Fund	54,440,435
7,270,550	TIAA-CREF International Equity Fund	54,819,946

	TOTAL INTERNATIONAL EQUITY	109,260,381

SHORT-TERM FIXED INCOME - 2.0%
1,283,458	TIAA-CREF Short-Term Bond Fund	13,232,453

	TOTAL SHORT-TERM FIXED INCOME	13,232,453

U.S. EQUITY - 48.5%
9,459,337	TIAA-CREF Enhanced Large-Cap Growth Index Fund	72,647,708
10,876,266	TIAA-CREF Enhanced Large-Cap Value Index Fund	73,849,847
5,603,986	TIAA-CREF Growth & Income Fund	41,525,538
5,822,775	TIAA-CREF Large-Cap Growth Fund	48,329,030
4,642,363	TIAA-CREF Large-Cap Value Fund	49,162,621
238,659	TIAA-CREF Mid-Cap Growth Fund	3,484,418
286,966	TIAA-CREF Mid-Cap Value Fund	3,888,388
2,329,556	TIAA-CREF Small-Cap Equity Fund	25,974,549

	TOTAL U.S. EQUITY	318,862,099

	TOTAL TIAA-CREF FUNDS (Cost $668,248,265)	654,276,928

	TOTAL INVESTMENTS - 99.5% (Cost $668,248,265)	654,276,928
	OTHER ASSETS & LIABILITIES, NET - 0.5%	3,516,030

	NET ASSETS - 100.0%	$657,792,958

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 26.4%
13,139,981	TIAA-CREF Bond Fund	$137,838,399
2,726,091	TIAA-CREF High-Yield Fund	25,189,083

	TOTAL FIXED INCOME	163,027,482

INTERNATIONAL EQUITY - 18.7%
9,913,648	TIAA-CREF Enhanced International Equity Index Fund	57,598,298
7,683,571	TIAA-CREF International Equity Fund	57,934,129

	TOTAL INTERNATIONAL EQUITY	115,532,427

U.S. EQUITY - 54.4%
9,963,653	TIAA-CREF Enhanced Large-Cap Growth Index Fund	76,520,856
11,448,654	TIAA-CREF Enhanced Large-Cap Value Index Fund	77,736,364
5,900,416	TIAA-CREF Growth & Income Fund	43,722,084
6,133,426	TIAA-CREF Large-Cap Growth Fund	50,907,432
4,885,180	TIAA-CREF Large-Cap Value Fund	51,734,061
250,985	TIAA-CREF Mid-Cap Growth Fund	3,664,384
301,757	TIAA-CREF Mid-Cap Value Fund	4,088,807
2,456,924	TIAA-CREF Small-Cap Equity Fund	27,394,703

	TOTAL U.S. EQUITY	335,768,691

	TOTAL TIAA-CREF FUNDS (Cost $632,993,424)	614,328,600

	TOTAL INVESTMENTS - 99.5% (Cost $632,993,424)	614,328,600
	OTHER ASSETS & LIABILITIES, NET - 0.5%	3,349,882

	NET ASSETS - 100.0%	$617,678,482

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 18.4%
7,885,297	TIAA-CREF Bond Fund	$82,716,768
2,592,010	TIAA-CREF High-Yield Fund	23,950,174

	TOTAL FIXED INCOME	106,666,942

INTERNATIONAL EQUITY - 20.8%
10,386,459	TIAA-CREF Enhanced International Equity Index Fund	60,345,327
8,044,874	TIAA-CREF International Equity Fund	60,658,349

	TOTAL INTERNATIONAL EQUITY	121,003,676

U.S. EQUITY - 60.2%
10,375,721	TIAA-CREF Enhanced Large-Cap Growth Index Fund	79,685,539
11,899,204	TIAA-CREF Enhanced Large-Cap Value Index Fund	80,795,596
6,135,605	TIAA-CREF Growth & Income Fund	45,464,830
6,375,186	TIAA-CREF Large-Cap Growth Fund	52,914,040
5,072,887	TIAA-CREF Large-Cap Value Fund	53,721,875
263,168	TIAA-CREF Mid-Cap Growth Fund	3,842,246
312,812	TIAA-CREF Mid-Cap Value Fund	4,238,609
2,567,261	TIAA-CREF Small-Cap Equity Fund	28,624,959

	TOTAL U.S. EQUITY	349,287,694

	TOTAL TIAA-CREF FUNDS (Cost $595,085,893)	576,958,312

	TOTAL INVESTMENTS - 99.4% (Cost $595,085,893)	576,958,312
	OTHER ASSETS & LIABILITIES, NET - 0.6%	3,598,387

	NET ASSETS - 100.0%	$580,556,699

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 10.4%
3,389,908	TIAA-CREF Bond Fund	$35,560,139
2,573,451	TIAA-CREF High-Yield Fund	23,778,692

	TOTAL FIXED INCOME	59,338,831

INTERNATIONAL EQUITY - 22.9%
11,271,209	TIAA-CREF Enhanced International Equity Index Fund	65,485,725
8,731,400	TIAA-CREF International Equity Fund	65,834,759

	TOTAL INTERNATIONAL EQUITY	131,320,484

U.S. EQUITY - 66.0%
11,249,697	TIAA-CREF Enhanced Large-Cap Growth Index Fund	86,397,675
12,893,135	TIAA-CREF Enhanced Large-Cap Value Index Fund	87,544,388
6,650,045	TIAA-CREF Growth & Income Fund	49,276,833
6,913,429	TIAA-CREF Large-Cap Growth Fund	57,381,459
5,496,017	TIAA-CREF Large-Cap Value Fund	58,202,824
286,271	TIAA-CREF Mid-Cap Growth Fund	4,179,559
338,721	TIAA-CREF Mid-Cap Value Fund	4,589,664
2,786,471	TIAA-CREF Small-Cap Equity Fund	31,069,147

	TOTAL U.S. EQUITY	378,641,549

	TOTAL TIAA-CREF FUNDS (Cost $583,000,516)	569,300,864

	TOTAL INVESTMENTS - 99.3% (Cost $583,000,516)	569,300,864
	OTHER ASSETS & LIABILITIES, NET - 0.7%	4,145,257

	NET ASSETS - 100.0%	$573,446,121

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 10.3%
5,028,617	TIAA-CREF Bond Fund	$52,750,189
3,814,250	TIAA-CREF High-Yield Fund	35,243,669

	TOTAL FIXED INCOME	87,993,858

INTERNATIONAL EQUITY - 22.9%
16,719,328	TIAA-CREF Enhanced International Equity Index Fund	97,139,296
12,954,628	TIAA-CREF International Equity Fund	97,677,893

	TOTAL INTERNATIONAL EQUITY	194,817,189

U.S. EQUITY - 66.1%
16,672,390	TIAA-CREF Enhanced Large-Cap Growth Index Fund	128,043,958
19,125,078	TIAA-CREF Enhanced Large-Cap Value Index Fund	129,859,280
9,860,792	TIAA-CREF Growth & Income Fund	73,068,467
10,246,844	TIAA-CREF Large-Cap Growth Fund	85,048,808
8,152,063	TIAA-CREF Large-Cap Value Fund	86,330,352
424,135	TIAA-CREF Mid-Cap Growth Fund	6,192,371
502,770	TIAA-CREF Mid-Cap Value Fund	6,812,539
4,130,091	TIAA-CREF Small-Cap Equity Fund	46,050,519

	TOTAL U.S. EQUITY	561,406,294

	TOTAL TIAA-CREF FUNDS (Cost $856,446,971)	844,217,341

	TOTAL INVESTMENTS - 99.3% (Cost $856,446,971)	844,217,341
	OTHER ASSETS & LIABILITIES, NET - 0.7%	5,691,638

	NET ASSETS - 100.0%	$849,908,979

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.6%(a)

FIXED INCOME - 10.3%
416,308	TIAA-CREF Bond Fund	$4,367,074
315,444	TIAA-CREF High-Yield Fund	2,914,701

	TOTAL FIXED INCOME	7,281,775

INTERNATIONAL EQUITY - 22.6%
1,382,848	TIAA-CREF Enhanced International Equity Index Fund	8,034,348
1,062,051	TIAA-CREF International Equity Fund	8,007,866

	TOTAL INTERNATIONAL EQUITY	16,042,214

U.S. EQUITY - 65.7%
1,379,408	TIAA-CREF Enhanced Large-Cap Growth Index Fund	10,593,856
1,590,105	TIAA-CREF Enhanced Large-Cap Value Index Fund	10,796,811
818,041	TIAA-CREF Growth & Income Fund	6,061,685
848,404	TIAA-CREF Large-Cap Growth Fund	7,041,754
678,221	TIAA-CREF Large-Cap Value Fund	7,182,362
34,743	TIAA-CREF Mid-Cap Growth Fund	507,254
42,004	TIAA-CREF Mid-Cap Value Fund	569,151
340,089	TIAA-CREF Small-Cap Equity Fund	3,791,994

	TOTAL U.S. EQUITY	46,544,867

	TOTAL TIAA-CREF FUNDS (Cost $69,197,436)	69,868,856

	TOTAL INVESTMENTS - 98.6% (Cost $69,197,436)	69,868,856
	OTHER ASSETS & LIABILITIES, NET - 1.4%	967,479

	NET ASSETS - 100.0%	$70,836,335

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 10.3%
207,057	TIAA-CREF Bond Fund	$2,172,033
156,849	TIAA-CREF High-Yield Fund	1,449,286

	TOTAL FIXED INCOME	3,621,319

INTERNATIONAL EQUITY - 22.7%
685,406	TIAA-CREF Enhanced International Equity Index Fund	3,982,211
526,460	TIAA-CREF International Equity Fund	3,969,505

	TOTAL INTERNATIONAL EQUITY	7,951,716

U.S. EQUITY - 66.1%
686,779	TIAA-CREF Enhanced Large-Cap Growth Index Fund	5,274,467
791,840	TIAA-CREF Enhanced Large-Cap Value Index Fund	5,376,594
407,412	TIAA-CREF Growth & Income Fund	3,018,921
422,651	TIAA-CREF Large-Cap Growth Fund	3,508,007
337,919	TIAA-CREF Large-Cap Value Fund	3,578,566
17,211	TIAA-CREF Mid-Cap Growth Fund	251,286
20,935	TIAA-CREF Mid-Cap Value Fund	283,665
169,000	TIAA-CREF Small-Cap Equity Fund	1,884,352

	TOTAL U.S. EQUITY	23,175,858

	TOTAL TIAA-CREF FUNDS (Cost $34,556,292)	34,748,893

	TOTAL INVESTMENTS - 99.1% (Cost $34,556,292)	34,748,893
	OTHER ASSETS & LIABILITIES, NET - 0.9%	314,369

	NET ASSETS - 100.0%	$35,063,262

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.4%(a)

FIXED INCOME - 40.6%
2,108,691	TIAA-CREF Bond Fund	$22,120,167
61,559	TIAA-CREF High-Yield Fund	568,806

	TOTAL FIXED INCOME	22,688,973

INFLATION-PROTECTED ASSETS - 10.1%
515,752	TIAA-CREF Inflation-Linked Bond Fund	5,652,644

	TOTAL INFLATION-PROTECTED ASSETS	5,652,644

INTERNATIONAL EQUITY - 10.0%
480,536	TIAA-CREF Enhanced International Equity Index Fund	2,791,917
370,822	TIAA-CREF International Equity Fund	2,795,996

	TOTAL INTERNATIONAL EQUITY	5,587,913

SHORT-TERM FIXED INCOME - 10.1%
1,129,679	TIAA-CREF Money Market Fund	1,129,679
439,265	TIAA-CREF Short-Term Bond Fund	4,528,820

	TOTAL SHORT-TERM FIXED INCOME	5,658,499

U.S. EQUITY - 29.6%
491,041	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,771,196
565,006	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,836,394
291,242	TIAA-CREF Growth & Income Fund	2,158,102
302,690	TIAA-CREF Large-Cap Growth Fund	2,512,330
241,343	TIAA-CREF Large-Cap Value Fund	2,555,824
12,217	TIAA-CREF Mid-Cap Growth Fund	178,371
14,910	TIAA-CREF Mid-Cap Value Fund	202,032
120,527	TIAA-CREF Small-Cap Equity Fund	1,343,872

	TOTAL U.S. EQUITY	16,558,121

	TOTAL TIAA-CREF FUNDS (Cost $53,798,631)	56,146,150

	TOTAL INVESTMENTS - 100.4% (Cost $53,798,631)	56,146,150
	OTHER ASSETS & LIABILITIES, NET - (0.4)%	(248,094)

	NET ASSETS - 100.0%	$55,898,056

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”), are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of forty-nine series of funds.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Trustees”), pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies—These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. As of June 30, 2010, there were no significant transfers between levels by the Funds.

As of June 30, 2010, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

Please see the Schedule of Investments for a detailed breakout by industry.

Note 3—investments

At June 30, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Lifecycle 2010	$494,722,391	$16,248,893	$(18,212,870)	$(1,963,977)
Lifecycle 2015	593,131,896	18,055,131	(26,540,166)	(8,485,035)
Lifecycle 2020	668,248,265	17,677,203	(31,648,540)	(13,971,337)
Lifecycle 2025	632,993,424	15,050,602	(33,715,426)	(18,664,824)
Lifecycle 2030	595,085,893	14,125,917	(32,253,498)	(18,127,581)
Lifecycle 2035	583,000,516	13,045,171	(26,744,823)	(13,699,652)
Lifecycle 2040	856,446,971	21,688,802	(33,918,432)	(12,229,630)
Lifecycle 2045	69,197,436	1,150,849	(479,429)	671,420
Lifecycle 2050	34,556,292	471,172	(278,571)	192,601
Lifecycle Retirement Income	53,798,631	2,394,777	(47,258)	2,347,519

12

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 44.5%
750,373	TIAA-CREF Bond Index Fund	$7,743,852

	TOTAL FIXED INCOME	7,743,852

INFLATION-PROTECTED ASSETS - 6.0%
95,708	TIAA-CREF Inflation-Linked Bond Fund	1,048,955

	TOTAL INFLATION-PROTECTED ASSETS	1,048,955

INTERNATIONAL EQUITY - 12.5%
161,725	TIAA-CREF International Equity Index Fund	2,178,441

	TOTAL INTERNATIONAL EQUITY	2,178,441

U.S. EQUITY - 37.1%
828,104	TIAA-CREF Equity Index Fund	6,459,209

	TOTAL U.S. EQUITY	6,459,209

	TOTAL TIAA-CREF FUNDS	17,430,457

	(Cost $17,956,149)

	TOTAL INVESTMENTS - 100.1%	17,430,457
	(Cost $17,956,149)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(23,062)

	NET ASSETS - 100.0%	$17,407,395

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 38.5%
878,157	TIAA-CREF Bond Index Fund	$9,062,584

	TOTAL FIXED INCOME	9,062,584

INFLATION-PROTECTED ASSETS - 4.0%
86,239	TIAA-CREF Inflation-Linked Bond Fund	945,182

	TOTAL INFLATION-PROTECTED ASSETS	945,182

INTERNATIONAL EQUITY - 14.6%
255,779	TIAA-CREF International Equity Index Fund	3,445,342

	TOTAL INTERNATIONAL EQUITY	3,445,342

U.S. EQUITY - 43.0%
1,298,285	TIAA-CREF Equity Index Fund	10,126,625

	TOTAL U.S. EQUITY	10,126,625

	TOTAL TIAA-CREF FUNDS	23,579,733

	(Cost $24,604,574)

	TOTAL INVESTMENTS - 100.1%	23,579,733
	(Cost $24,604,574)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(25,307)

	NET ASSETS - 100.0%	$23,554,426

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 32.4%
750,785	TIAA-CREF Bond Index Fund	$7,748,102

	TOTAL FIXED INCOME	7,748,102

INFLATION-PROTECTED ASSETS - 2.0%
43,438	TIAA-CREF Inflation-Linked Bond Fund	476,083

	TOTAL INFLATION-PROTECTED ASSETS	476,083

INTERNATIONAL EQUITY - 16.6%
294,999	TIAA-CREF International Equity Index Fund	3,973,642

	TOTAL INTERNATIONAL EQUITY	3,973,642

U.S. EQUITY - 48.9%
1,499,144	TIAA-CREF Equity Index Fund	11,693,322

	TOTAL U.S. EQUITY	11,693,322

	TOTAL TIAA-CREF FUNDS	23,891,149

	(Cost $25,183,008)

	TOTAL INVESTMENTS - 99.9%	23,891,149
	(Cost $25,183,008)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	28,579

	NET ASSETS - 100.0%	$23,919,728

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 26.4%
582,909	TIAA-CREF Bond Index Fund	$6,015,626

	TOTAL FIXED INCOME	6,015,626

INTERNATIONAL EQUITY - 18.7%
317,138	TIAA-CREF International Equity Index Fund	4,271,844

	TOTAL INTERNATIONAL EQUITY	4,271,844

U.S. EQUITY - 54.9%
1,603,276	TIAA-CREF Equity Index Fund	12,505,550

	TOTAL U.S. EQUITY	12,505,550

	TOTAL TIAA-CREF FUNDS	22,793,020

	(Cost $24,353,971)

	TOTAL INVESTMENTS - 100.0%	22,793,020
	(Cost $24,353,971)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(7,004)

	NET ASSETS - 100.0%	$22,786,016

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 18.3%
469,109	TIAA-CREF Bond Index Fund	$4,841,202

	TOTAL FIXED INCOME	4,841,202

INTERNATIONAL EQUITY - 20.9%
408,774	TIAA-CREF International Equity Index Fund	5,506,179

	TOTAL INTERNATIONAL EQUITY	5,506,179

U.S. EQUITY - 60.9%
2,057,457	TIAA-CREF Equity Index Fund	16,048,163

	TOTAL U.S. EQUITY	16,048,163

	TOTAL TIAA-CREF FUNDS	26,395,544

	(Cost $28,414,336)

	TOTAL INVESTMENTS - 100.1%	26,395,544
	(Cost $28,414,336)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(25,312)

	NET ASSETS - 100.0%	$26,370,232

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 10.4%
243,952	TIAA-CREF Bond Index Fund	$2,517,584

	TOTAL FIXED INCOME	2,517,584

INTERNATIONAL EQUITY - 23.0%
412,839	TIAA-CREF International Equity Index Fund	5,560,945

	TOTAL INTERNATIONAL EQUITY	5,560,945

U.S. EQUITY - 66.7%
2,065,223	TIAA-CREF Equity Index Fund	16,108,739

	TOTAL U.S. EQUITY	16,108,739

	TOTAL TIAA-CREF FUNDS	24,187,268

	(Cost $26,321,519)

	TOTAL INVESTMENTS - 100.1%	24,187,268
	(Cost $26,321,519)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(25,284)

	NET ASSETS - 100.0%	$24,161,984

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 10.4%
361,665	TIAA-CREF Bond Index Fund	$3,732,383

	TOTAL FIXED INCOME	3,732,383

INTERNATIONAL EQUITY - 23.0%
612,059	TIAA-CREF International Equity Index Fund	8,244,439

	TOTAL INTERNATIONAL EQUITY	8,244,439

U.S. EQUITY - 66.7%
3,061,767	TIAA-CREF Equity Index Fund	23,881,785

	TOTAL U.S. EQUITY	23,881,785

	TOTAL TIAA-CREF FUNDS	35,858,607

	(Cost $38,725,894)

	TOTAL INVESTMENTS - 100.1%	35,858,607
	(Cost $38,725,894)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(31,975)

	NET ASSETS - 100.0%	$35,826,632

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 10.4%
104,098	TIAA-CREF Bond Index Fund	$1,074,296

	TOTAL FIXED INCOME	1,074,296

INTERNATIONAL EQUITY - 23.0%
176,028	TIAA-CREF International Equity Index Fund	2,371,099

	TOTAL INTERNATIONAL EQUITY	2,371,099

U.S. EQUITY - 66.7%
881,509	TIAA-CREF Equity Index Fund	6,875,771

	TOTAL U.S. EQUITY	6,875,771

	TOTAL TIAA-CREF FUNDS	10,321,166

	(Cost $11,120,816)

	TOTAL INVESTMENTS - 100.1%	10,321,166
	(Cost $11,120,816)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(10,659)

	NET ASSETS - 100.0%	$10,310,507

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.4%(a)

FIXED INCOME - 10.4%
73,789	TIAA-CREF Bond Index Fund	$761,504

	TOTAL FIXED INCOME	761,504

INTERNATIONAL EQUITY - 23.1%
124,796	TIAA-CREF International Equity Index Fund	1,680,997

	TOTAL INTERNATIONAL EQUITY	1,680,997

U.S. EQUITY - 66.9%
624,819	TIAA-CREF Equity Index Fund	4,873,588

	TOTAL U.S. EQUITY	4,873,588

	TOTAL TIAA-CREF FUNDS	7,316,089

	(Cost $7,764,268)

	TOTAL INVESTMENTS - 100.4%	7,316,089
	(Cost $7,764,268)
	OTHER ASSETS & LIABILITIES, NET - (0.4)%	(26,567)

	NET ASSETS - 100.0%	$7,289,522

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.4%(a)

FIXED INCOME - 50.7%
272,498	TIAA-CREF Bond Index Fund	$2,812,178

	TOTAL FIXED INCOME	2,812,178

INFLATION-PROTECTED ASSETS - 10.1%
51,134	TIAA-CREF Inflation-Linked Bond Fund	560,432

	TOTAL INFLATION-PROTECTED ASSETS	560,432

INTERNATIONAL EQUITY - 10.0%
41,134	TIAA-CREF International Equity Index Fund	554,074

	TOTAL INTERNATIONAL EQUITY	554,074

U.S. EQUITY - 29.6%
210,570	TIAA-CREF Equity Index Fund	1,642,448

	TOTAL U.S. EQUITY	1,642,448

	TOTAL TIAA-CREF FUNDS	5,569,132

	(Cost $5,596,655)

	TOTAL INVESTMENTS - 100.4%	5,569,132

	(Cost $5,596,655)
	OTHER ASSETS & LIABILITIES, NET - (0.4)%	(22,250)

	NET ASSETS - 100.0%	$5,546,882

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (the “Funds,” each individually referred to as a “Fund”), are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of forty-nine series of funds. Each Lifecycle Index Fund commenced operations on September 30, 2009.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Trustees”), pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. As of June 30, 2010, there were no significant transfers between levels by the Funds.

As of June 30, 2010, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Please see the Schedule of Investments for a detailed breakout by industry.

Note 3—investments

At June 30, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)

Lifecycle Index 2010	$17,956,149	$257,992	$(783,684)	$(525,692)
Lifecycle Index 2015	24,604,574	286,664	(1,311,505)	(1,024,841)
Lifecycle Index 2020	25,183,008	247,978	(1,539,837)	(1,291,859)
Lifecycle Index 2025	24,353,971	182,721	(1,743,672)	(1,560,951)
Lifecycle Index 2030	28,414,336	145,634	(2,164,426)	(2,018,792)
Lifecycle Index 2035	26,321,519	75,573	(2,209,824)	(2,134,251)
Lifecycle Index 2040	38,725,894	108,555	(2,975,842)	(2,867,287)
Lifecycle Index 2045	11,120,816	31,554	(831,204)	(799,650)
Lifecycle Index 2050	7,764,268	21,414	(469,593)	(448,179)
Lifecycle Index Retirement Income	5,596,655	96,478	(124,001)	(27,523)

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Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: August 20, 2010	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 20, 2010	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Date: August 20, 2010	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer